UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05628

Name of Registrant:	Vanguard Malvern Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Tonya T. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: September 30

Date of reporting period: October 1, 2024—March 31, 2025

Item 1: Reports to Shareholders.

TABLE OF CONTENTS

Vanguard Institutional Short-Term Bond Fund Institutional Plus Shares - VISTX

Vanguard Institutional Intermediate-Term Bond Fund Institutional Plus Shares - VIITX

Vanguard Core Bond Fund Investor Shares - VCORX

Vanguard Core Bond Fund Admiral™ Shares - VCOBX

Vanguard Core-Plus Bond Fund Investor Shares - VCPIX

Vanguard Core-Plus Bond Fund Admiral™ Shares - VCPAX

Vanguard Core Bond ETF ETF Shares - VCRB

Vanguard Core-Plus Bond ETF ETF Shares - VPLS

Vanguard Multi-Sector Income Bond Fund Investor Shares - VMSIX

Vanguard Multi-Sector Income Bond Fund Admiral™ Shares - VMSAX

Vanguard Institutional Short-Term Bond Fund
Institutional Plus Shares (VISTX)
Semi-Annual Shareholder Report | March 31, 2025

This semi-annual shareholder report contains important information about Vanguard Institutional Short-Term Bond Fund (the "Fund") for the period of October 1, 2024, to March 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Plus Shares	$1	0.02%[1]
[1]	Annualized.
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Fund Statistics (as of March 31, 2025)
Fund Net Assets (in millions)	$5,804
Number of Portfolio Holdings	670
Portfolio Turnover Rate	66%
Portfolio Composition % of Net Assets (as of March 31, 2025)
Asset-Backed/Commercial Mortgage-Backed Securities	44.7%
Corporate Bonds	34.7%
Sovereign Bonds	2.4%
U.S. Government and Agency Obligations	15.3%
Other Assets and Liabilities—Net	2.9%

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Institutional Investor Services • 800-523-1036
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2025 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR472

Vanguard Institutional Intermediate-Term Bond Fund
Institutional Plus Shares (VIITX)
Semi-Annual Shareholder Report | March 31, 2025

This semi-annual shareholder report contains important information about Vanguard Institutional Intermediate-Term Bond Fund (the "Fund") for the period of October 1, 2024, to March 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Plus Shares	$1	0.02%[1]
[1]	Annualized.
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Fund Statistics (as of March 31, 2025)
Fund Net Assets (in millions)	$30,548
Number of Portfolio Holdings	2,249
Portfolio Turnover Rate	78%
Portfolio Composition % of Net Assets (as of March 31, 2025)
Asset-Backed/Commercial Mortgage-Backed Securities	21.3%
Corporate Bonds	31.3%
Sovereign Bonds	2.6%
Taxable Municipal Bonds	0.4%
U.S. Government and Agency Obligations	43.7%
Other Assets and Liabilities—Net	0.7%

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Institutional Investor Services • 800-523-1036
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2025 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR465

Vanguard Core Bond Fund
Investor Shares (VCORX)
Semi-Annual Shareholder Report | March 31, 2025

This semi-annual shareholder report contains important information about Vanguard Core Bond Fund (the "Fund") for the period of October 1, 2024, to March 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$10	0.20%[1]
[1]	Annualized.
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Fund Statistics (as of March 31, 2025)
Fund Net Assets (in millions)	$13,794
Number of Portfolio Holdings	2,587
Portfolio Turnover Rate	209%
Portfolio Composition % of Net Assets (as of March 31, 2025)
Asset-Backed/Commercial Mortgage-Backed Securities	11.1%
Corporate Bonds	28.8%
Floating Rate Loan Interests	0.0%
Sovereign Bonds	14.5%
Taxable Municipal Bonds	0.2%
U.S. Government and Agency Obligations	45.1%
Other Assets and Liabilities—Net	0.3%

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2025 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR1320

Vanguard Core Bond Fund
Admiral™ Shares (VCOBX)
Semi-Annual Shareholder Report | March 31, 2025

This semi-annual shareholder report contains important information about Vanguard Core Bond Fund (the "Fund") for the period of October 1, 2024, to March 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$5	0.10%[1]
[1]	Annualized.
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Fund Statistics (as of March 31, 2025)
Fund Net Assets (in millions)	$13,794
Number of Portfolio Holdings	2,587
Portfolio Turnover Rate	209%
Portfolio Composition % of Net Assets (as of March 31, 2025)
Asset-Backed/Commercial Mortgage-Backed Securities	11.1%
Corporate Bonds	28.8%
Floating Rate Loan Interests	0.0%
Sovereign Bonds	14.5%
Taxable Municipal Bonds	0.2%
U.S. Government and Agency Obligations	45.1%
Other Assets and Liabilities—Net	0.3%

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2025 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR1520

Vanguard Core-Plus Bond Fund
Investor Shares (VCPIX)
Semi-Annual Shareholder Report | March 31, 2025

This semi-annual shareholder report contains important information about Vanguard Core-Plus Bond Fund (the "Fund") for the period of October 1, 2024, to March 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$15	0.30%[1]
[1]	Annualized.
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Fund Statistics (as of March 31, 2025)
Fund Net Assets (in millions)	$702
Number of Portfolio Holdings	1,912
Portfolio Turnover Rate	215%
Portfolio Composition % of Net Assets (as of March 31, 2025)
Asset-Backed/Commercial Mortgage-Backed Securities	10.0%
Corporate Bonds	29.3%
Floating Rate Loan Interests	0.5%
Sovereign Bonds	17.4%
Taxable Municipal Bonds	0.1%
U.S. Government and Agency Obligations	42.8%
Other Assets and Liabilities—Net	(0.1%)

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2025 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SRV001

Vanguard Core-Plus Bond Fund
Admiral™ Shares (VCPAX)
Semi-Annual Shareholder Report | March 31, 2025

This semi-annual shareholder report contains important information about Vanguard Core-Plus Bond Fund (the "Fund") for the period of October 1, 2024, to March 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$10	0.20%[1]
[1]	Annualized.
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Fund Statistics (as of March 31, 2025)
Fund Net Assets (in millions)	$702
Number of Portfolio Holdings	1,912
Portfolio Turnover Rate	215%
Portfolio Composition % of Net Assets (as of March 31, 2025)
Asset-Backed/Commercial Mortgage-Backed Securities	10.0%
Corporate Bonds	29.3%
Floating Rate Loan Interests	0.5%
Sovereign Bonds	17.4%
Taxable Municipal Bonds	0.1%
U.S. Government and Agency Obligations	42.8%
Other Assets and Liabilities—Net	(0.1%)

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2025 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SRV003

Vanguard Core Bond ETF
ETF Shares (VCRB) Nasdaq
Semi-Annual Shareholder Report | March 31, 2025

This semi-annual shareholder report contains important information about Vanguard Core Bond ETF (the "Fund") for the period of October 1, 2024, to March 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$5	0.10%[1]
[1]	Annualized.
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Fund Statistics (as of March 31, 2025)
Fund Net Assets (in millions)	$2,501
Number of Portfolio Holdings	1,992
Portfolio Turnover Rate	419%
Portfolio Composition % of Net Assets (as of March 31, 2025)
Asset-Backed/Commercial Mortgage-Backed Securities	8.6%
Corporate Bonds	25.8%
Sovereign Bonds	11.5%
Taxable Municipal Bonds	0.1%
U.S. Government and Agency Obligations	56.8%
Other Assets and Liabilities—Net	(2.8%)

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2025 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SRV023

Vanguard Core-Plus Bond ETF
ETF Shares (VPLS) Nasdaq
Semi-Annual Shareholder Report | March 31, 2025

This semi-annual shareholder report contains important information about Vanguard Core-Plus Bond ETF (the "Fund") for the period of October 1, 2024, to March 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$10	0.20%[1]
[1]	Annualized.
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Fund Statistics (as of March 31, 2025)
Fund Net Assets (in millions)	$489
Number of Portfolio Holdings	1,706
Portfolio Turnover Rate	361%
Portfolio Composition % of Net Assets (as of March 31, 2025)
Asset-Backed/Commercial Mortgage-Backed Securities	8.4%
Corporate Bonds	30.1%
Floating Rate Loan Interests	0.2%
Sovereign Bonds	17.9%
Taxable Municipal Bonds	0.1%
U.S. Government and Agency Obligations	45.6%
Other Assets and Liabilities—Net	(2.3%)

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2025 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SRV022

Vanguard Multi-Sector Income Bond Fund
Investor Shares (VMSIX)
Semi-Annual Shareholder Report | March 31, 2025

This semi-annual shareholder report contains important information about Vanguard Multi-Sector Income Bond Fund (the "Fund") for the period of October 1, 2024, to March 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$20	0.40%[1]
[1]	Annualized.
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Fund Statistics (as of March 31, 2025)
Fund Net Assets (in millions)	$241
Number of Portfolio Holdings	1,038
Portfolio Turnover Rate	69%
Portfolio Composition % of Net Assets (as of March 31, 2025)
Asset-Backed/Commercial Mortgage-Backed Securities	3.1%
Corporate Bonds	70.9%
Floating Rate Loan Interests	2.2%
Sovereign Bonds	16.5%
U.S. Government and Agency Obligations	7.1%
Other Assets and Liabilities—Net	0.2%

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2025 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR4181

Vanguard Multi-Sector Income Bond Fund
Admiral™ Shares (VMSAX)
Semi-Annual Shareholder Report | March 31, 2025

This semi-annual shareholder report contains important information about Vanguard Multi-Sector Income Bond Fund (the "Fund") for the period of October 1, 2024, to March 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$15	0.30%[1]
[1]	Annualized.
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Fund Statistics (as of March 31, 2025)
Fund Net Assets (in millions)	$241
Number of Portfolio Holdings	1,038
Portfolio Turnover Rate	69%
Portfolio Composition % of Net Assets (as of March 31, 2025)
Asset-Backed/Commercial Mortgage-Backed Securities	3.1%
Corporate Bonds	70.9%
Floating Rate Loan Interests	2.2%
Sovereign Bonds	16.5%
U.S. Government and Agency Obligations	7.1%
Other Assets and Liabilities—Net	0.2%

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2025 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR5181

Item 2: Code of Ethics.

Not applicable.

Item 3: Audit Committee Financial Expert.

Not applicable.

Item 4: Principal Accountant Fees and Services.

Not applicable.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Investments.

Not applicable. The complete schedule of investments is included in the financial statements filed under Item 7 of this Form.

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial Statements
For the six-months ended March 31, 2025
Vanguard Institutional Bond Funds
Vanguard Institutional Short-Term Bond Fund
Vanguard Institutional Intermediate-Term Bond Fund

Contents
Institutional Short-Term Bond Fund	1
Institutional Intermediate-Term Bond Fund	21

Institutional Short-Term Bond Fund
Financial Statements (unaudited)
Schedule of Investments
As of March 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (15.3%)
U.S. Government Securities (11.3%)
	United States Treasury Note/Bond	0.750%	4/30/26	50,000	48,266
	United States Treasury Note/Bond	4.875%	4/30/26	130,200	131,319
	United States Treasury Note/Bond	3.625%	5/15/26	110,193	109,694
[1]	United States Treasury Note/Bond	0.750%	5/31/26	100,000	96,281
	United States Treasury Note/Bond	4.875%	5/31/26	142,606	143,943
	United States Treasury Note/Bond	4.625%	6/30/26	83,000	83,609
	United States Treasury Note/Bond	0.625%	7/31/26	25,000	23,918
	United States Treasury Note/Bond	4.375%	8/15/26	19,566	19,667
					656,697
Conventional Mortgage-Backed Securities (4.0%)
[2,3]	Fannie Mae Pool	1.120%	12/1/27	18,600	17,145
[2,3]	Fannie Mae Pool	1.160%	11/1/26	11,000	10,461
[2,3]	Fannie Mae Pool	1.330%	3/1/28	42,900	39,431
[2,3]	Fannie Mae Pool	1.530%	5/1/27	5,734	5,430
[2,3]	Fannie Mae Pool	2.170%	3/1/27	8,700	8,368
[2,3]	Fannie Mae Pool	2.220%	2/1/27	11,196	10,796
[2,3]	Fannie Mae Pool	2.280%	11/1/26	3,000	2,911
[2,3]	Fannie Mae Pool	2.450%	10/1/26	2,500	2,434
[2,3]	Fannie Mae Pool	2.625%	6/1/26	1,010	988
[2,3]	Fannie Mae Pool	2.680%	6/1/28	19,200	18,332
[2,3]	Fannie Mae Pool	2.840%	9/1/27	10,899	10,570
[2,3]	Fannie Mae Pool	2.870%	7/1/27	49,150	47,736
[2,3]	Fannie Mae Pool	2.914%	1/1/28	5,098	4,934
[2,3]	Fannie Mae Pool	2.920%	8/1/32	1,343	1,274
[2,3]	Fannie Mae Pool	2.940%	4/1/27	5,844	5,705
[2,3]	Fannie Mae Pool	3.000%	10/1/27	851	826
[2,3]	Fannie Mae Pool	3.790%	1/1/29	3,800	3,722
[2,3]	Fannie Mae Pool	4.650%	8/1/28	13,325	13,473
[2,3]	Fannie Mae Pool	4.700%	7/1/28	2,400	2,430
[2,3]	Fannie Mae Pool	5.090%	11/1/28	3,700	3,790
[2,3]	Freddie Mac Gold Pool	1.050%	10/1/27	14,800	13,697
[2,3]	Freddie Mac Gold Pool	1.180%	5/1/27	4,320	4,060
					228,513
Total U.S. Government and Agency Obligations (Cost $882,499)					885,210
Asset-Backed/Commercial Mortgage-Backed Securities (44.7%)
[2]	Ally Auto Receivables Trust Series 2022-1	3.450%	6/15/27	5,930	5,872
[2]	Ally Auto Receivables Trust Series 2023-1	5.270%	11/15/28	2,900	2,950
[2]	Ally Auto Receivables Trust Series 2024-1	4.940%	10/15/29	2,380	2,408
[2]	Ally Auto Receivables Trust Series 2024-2	4.140%	7/16/29	6,730	6,697
[2]	Ally Auto Receivables Trust Series 2024-2	4.140%	10/15/30	3,720	3,685
[2,4]	Ally Bank Auto Credit-Linked Notes Series 2024-A	5.681%	5/17/32	1,333	1,352
[2,4]	Ally Bank Auto Credit-Linked Notes Series 2024-B	4.970%	9/15/32	2,369	2,384
[2]	American Express Credit Account Master Trust Series 2023-2	4.800%	5/15/30	24,690	24,956
[2]	American Express Credit Account Master Trust Series 2023-4	5.150%	9/15/30	19,210	19,755
[2]	American Express Credit Account Master Trust Series 2024-2	5.240%	4/15/31	20,030	20,704
[2,4]	American Heritage Auto Receivables Trust Series 2024-1A	4.900%	9/17/29	3,350	3,373
[2,4]	American Heritage Auto Receivables Trust Series 2024-1A	5.070%	6/17/30	1,890	1,909
[2]	AmeriCredit Automobile Receivables Trust Series 2024-1	5.430%	1/18/29	12,730	12,874
[2,4]	AMSR Trust Series 2024-SFR2	4.150%	11/17/41	7,170	6,951
[2,4]	ARI Fleet Lease Trust Series 2022-A	3.430%	1/15/31	2,570	2,563
[2,4]	ARI Fleet Lease Trust Series 2024-B	5.260%	4/15/33	3,700	3,761
[2,4]	ARI Fleet Lease Trust Series 2025-A	4.460%	1/17/34	3,370	3,360
[2,4]	Avis Budget Rental Car Funding AESOP LLC Series 2023-5A	5.780%	4/20/28	5,310	5,420
[2,4]	Avis Budget Rental Car Funding AESOP LLC Series 2023-7A	5.900%	8/21/28	4,500	4,615
[2,4]	Avis Budget Rental Car Funding AESOP LLC Series 2023-8A	6.020%	2/20/30	11,410	11,908
[2,4]	Avis Budget Rental Car Funding AESOP LLC Series 2024-1A	5.360%	6/20/30	7,650	7,808
[2,4]	Avis Budget Rental Car Funding AESOP LLC Series 2024-3A	5.230%	12/20/30	6,180	6,277
[2]	BANK Series 2017-BNK6	3.254%	7/15/60	412	399

Institutional Short-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	BANK Series 2017-BNK6	3.518%	7/15/60	420	408
[2]	BANK Series 2017-BNK7	3.435%	9/15/60	280	271
[2]	BANK Series 2017-BNK8	3.488%	11/15/50	1,280	1,215
[2]	BANK Series 2018-BNK10	3.641%	2/15/61	211	208
[2]	BANK Series 2018-BNK15	4.407%	11/15/61	220	217
[2]	BANK Series 2019-BNK16	4.005%	2/15/52	1,040	1,006
[2]	BANK Series 2019-BNK23	2.920%	12/15/52	1,090	998
[2]	BANK Series 2019-BNK24	2.960%	11/15/62	2,020	1,861
[2]	BANK Series 2020-BNK30	1.673%	12/15/53	700	645
[2]	BANK Series 2022-BNK40	3.393%	3/15/64	2,100	1,992
[2]	BANK Series 2024-5YR7	5.769%	6/15/57	5,230	5,406
[2,4]	Bank of America Auto Trust Series 2023-1A	5.390%	7/16/29	5,940	6,031
[2,4]	Bank of America Auto Trust Series 2023-2A	5.660%	11/15/29	5,590	5,717
[2,4]	Bank of America Auto Trust Series 2024-1A	5.310%	6/17/30	3,750	3,829
[2]	Bank of America Merrill Lynch Commercial Mortgage Trust Series 2017-BNK3	3.574%	2/15/50	160	156
[2]	Barclays Commercial Mortgage Trust Series 2019-C3	3.583%	5/15/52	1,620	1,551
[2]	Barclays Commercial Mortgage Trust Series 2019-C5	3.063%	11/15/52	460	427
[2]	BBCMS Mortgage Trust Series 2018-C2	4.314%	12/15/51	2,020	1,990
[2]	BBCMS Mortgage Trust Series 2022-C15	3.684%	4/15/55	1,390	1,331
[2]	BBCMS Mortgage Trust Series 2022-C16	4.021%	6/15/55	388	384
[2]	BBCMS Mortgage Trust Series 2024-5C29	5.208%	9/15/57	830	841
[2]	Benchmark Mortgage Trust Series 2018-B1	3.666%	1/15/51	1,500	1,454
[2]	Benchmark Mortgage Trust Series 2018-B8	3.963%	1/15/52	400	390
[2]	Benchmark Mortgage Trust Series 2020-B19	1.745%	9/15/53	1,000	921
[2]	Benchmark Mortgage Trust Series 2020-B21	1.798%	12/17/53	600	557
[2]	Benchmark Mortgage Trust Series 2021-B29	2.205%	9/15/54	906	826
[2]	Benchmark Mortgage Trust Series 2024-V6	5.926%	3/15/57	1,700	1,763
[2]	Benchmark Mortgage Trust Series 2024-V8	6.189%	7/15/57	2,390	2,505
[2]	Benchmark Mortgage Trust Series 2024-V10	5.277%	9/15/57	1,110	1,128
[2]	BMO Mortgage Trust Series 2024-5C3	5.739%	2/15/57	1,630	1,675
[2]	BMO Mortgage Trust Series 2024-5C4	6.526%	5/15/57	1,480	1,568
[2]	BMO Mortgage Trust Series 2024-5C8	5.625%	12/15/57	2,840	2,922
[2]	BMW Vehicle Lease Trust Series 2023-2	5.980%	2/25/27	5,270	5,333
[2]	BMW Vehicle Owner Trust Series 2023-A	5.250%	11/26/29	3,480	3,539
[2]	BMW Vehicle Owner Trust Series 2024-A	5.040%	4/25/31	5,960	6,068
[2]	Capital One Multi-Asset Execution Trust Series 2019-A3	2.060%	8/15/28	13,103	12,708
[2]	Capital One Multi-Asset Execution Trust Series 2023-A1	4.420%	5/15/28	9,450	9,454
[2]	Capital One Prime Auto Receivables Trust Series 2022-2	3.690%	12/15/27	8,000	7,933
[2]	Capital One Prime Auto Receivables Trust Series 2023-1	4.760%	8/15/28	9,940	10,005
[2]	Capital One Prime Auto Receivables Trust Series 2023-2	5.820%	6/15/28	19,200	19,471
[2]	Capital One Prime Auto Receivables Trust Series 2023-2	5.740%	11/15/28	12,700	12,991
[2]	Capital One Prime Auto Receivables Trust Series 2024-1	4.620%	7/16/29	21,910	22,002
[2]	Capital One Prime Auto Receivables Trust Series 2024-1	4.660%	1/15/30	1,790	1,801
[2]	CarMax Auto Owner Trust Series 2022-1	1.700%	8/16/27	18,560	18,065
[2]	CarMax Auto Owner Trust Series 2022-2	3.620%	9/15/27	11,400	11,285
[2]	CarMax Auto Owner Trust Series 2023-1	4.980%	1/16/29	650	654
[2]	CarMax Auto Owner Trust Series 2023-2	5.010%	11/15/28	3,280	3,312
[2]	CarMax Auto Owner Trust Series 2023-3	5.280%	5/15/28	10,830	10,912
[2]	CarMax Auto Owner Trust Series 2023-3	5.260%	2/15/29	8,230	8,365
[2]	CarMax Auto Owner Trust Series 2023-4	5.960%	5/15/29	12,300	12,705
[2]	CarMax Auto Owner Trust Series 2024-1	4.920%	10/16/28	3,700	3,725
[2]	CarMax Auto Owner Trust Series 2024-1	4.940%	8/15/29	1,650	1,671
[2]	CarMax Auto Owner Trust Series 2024-4	4.600%	10/15/29	7,100	7,128
[2]	CarMax Auto Owner Trust Series 2024-4	4.640%	4/15/30	3,050	3,063
[2]	CarMax Auto Owner Trust Series 2025-1	4.840%	1/15/30	15,670	15,833
[2]	CarMax Auto Owner Trust Series 2025-1	5.110%	9/16/30	230	233
[2]	Carvana Auto Receivables Trust Series 2021-P3	0.700%	11/10/26	926	923
[2]	Carvana Auto Receivables Trust Series 2021-P3	1.030%	6/10/27	5,590	5,457
[2]	Carvana Auto Receivables Trust Series 2022-P1	3.350%	2/10/27	3,314	3,305
[2]	Carvana Auto Receivables Trust Series 2024-P4	4.640%	1/10/30	6,130	6,146
[2]	Carvana Auto Receivables Trust Series 2024-P4	4.740%	12/10/30	7,070	7,104
[2,4]	CCG Receivables Trust Series 2025-1	4.480%	10/14/32	3,840	3,843
[2]	CD Mortgage Trust Series 2016-CD1	2.724%	8/10/49	540	516
[2]	CD Mortgage Trust Series 2017-CD5	3.684%	8/15/50	4,708	4,515
[2]	CD Mortgage Trust Series 2017-CD6	3.709%	11/13/50	250	238
[2]	CD Mortgage Trust Series 2018-CD7	4.013%	8/15/51	1,441	1,403
[2]	CFCRE Commercial Mortgage Trust Series 2016-C4	3.283%	5/10/58	472	465
[2,4]	Chase Auto Owner Trust Series 2024-1A	5.130%	5/25/29	6,380	6,455
[2,4]	Chase Auto Owner Trust Series 2024-1A	5.050%	10/25/29	3,990	4,070
[2,4]	Chase Auto Owner Trust Series 2024-2A	5.480%	11/26/29	10,060	10,342

Institutional Short-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2,4]	Chase Auto Owner Trust Series 2024-2A	5.550%	1/25/30	840	864
[2,4]	Chase Auto Owner Trust Series 2024-3A	5.080%	12/25/29	8,120	8,260
[2,4]	Chase Auto Owner Trust Series 2024-4A	4.950%	3/25/30	7,770	7,892
[2]	Citigroup Commercial Mortgage Trust Series 2015-GC31	3.762%	6/10/48	1,058	1,052
[2]	Citigroup Commercial Mortgage Trust Series 2017-C4	3.471%	10/12/50	590	572
[2]	Citigroup Commercial Mortgage Trust Series 2017-P8	3.203%	9/15/50	800	777
[2]	Citigroup Commercial Mortgage Trust Series 2018-B2	4.009%	3/10/51	830	810
[2]	Citigroup Commercial Mortgage Trust Series 2018-C5	4.228%	6/10/51	230	225
[2]	Citigroup Commercial Mortgage Trust Series 2019-C7	3.102%	12/15/72	3,170	2,936
[2,4]	Citizens Auto Receivables Trust Series 2023-1	5.780%	10/15/30	10,940	11,138
[2,4]	Citizens Auto Receivables Trust Series 2024-1	5.030%	10/15/30	2,690	2,719
[2,4]	Citizens Auto Receivables Trust Series 2024-2	5.260%	4/15/31	10,310	10,502
[2]	CNH Equipment Trust Series 2022-A	3.030%	3/15/29	9,390	9,186
[2]	CNH Equipment Trust Series 2023-A	4.810%	8/15/28	8,483	8,516
[2]	CNH Equipment Trust Series 2023-A	4.770%	10/15/30	3,090	3,112
[2]	CNH Equipment Trust Series 2023-B	5.600%	2/15/29	19,280	19,604
[2]	CNH Equipment Trust Series 2024-A	4.800%	7/15/31	3,840	3,876
[2]	COMM Mortgage Trust Series 2019-GC44	2.950%	8/15/57	130	119
[2,4,5]	Connecticut Avenue Securities Trust Series 2025-R02, SOFR30A + 1.000%	5.336%	2/25/45	4,163	4,159
[2]	CSAIL Commercial Mortgage Trust Series 2015-C4	3.808%	11/15/48	1,500	1,490
[2]	CSAIL Commercial Mortgage Trust Series 2016-C7	3.502%	11/15/49	900	875
[2]	CSAIL Commercial Mortgage Trust Series 2017-C8	3.392%	6/15/50	1,240	1,198
[2]	CSAIL Commercial Mortgage Trust Series 2019-C17	2.763%	9/15/52	210	193
[2]	DBJPM Mortgage Trust Series 2017-C6	3.328%	6/10/50	740	712
[2]	DBJPM Mortgage Trust Series 2020-C9	1.926%	8/15/53	2,010	1,740
[2,4]	Dell Equipment Finance Trust Series 2024-2	4.590%	8/22/30	4,500	4,512
[2]	Discover Card Execution Note Trust Series 2023-A2	4.930%	6/15/28	37,090	37,348
[2,4]	DLLAA LLC Series 2023-1A	5.730%	10/20/31	4,240	4,369
[2,4]	DLLAA LLC Series 2025-1A	4.950%	9/20/29	4,870	4,930
[2,4]	DLLAA LLC Series 2025-1A	5.080%	4/20/33	2,380	2,423
[2,4]	DLLAD LLC Series 2024-1A	5.300%	7/20/29	3,250	3,303
[2,4]	DLLST LLC Series 2024-1A	4.930%	4/22/30	1,480	1,489
[2,4,5]	Edsouth Indenture No. 9 LLC Series 2015-1, SOFR30A + 0.914%	5.254%	10/25/56	161	161
[2,4]	Enterprise Fleet Financing LLC Series 2024-3	4.980%	8/21/28	3,710	3,758
[2,4]	Enterprise Fleet Financing LLC Series 2024-3	5.060%	3/20/31	2,660	2,707
[2,4]	Enterprise Fleet Financing LLC Series 2024-4	4.560%	11/20/28	5,130	5,143
[2,4]	Enterprise Fleet Financing LLC Series 2024-4	4.700%	6/20/31	5,230	5,252
[2,4]	Enterprise Fleet Financing LLC Series 2025-1	4.820%	2/20/29	2,860	2,883
[2,4]	Enterprise Fleet Financing LLC Series 2025-1	4.970%	9/22/31	4,000	4,058
[2,3]	Fannie Mae-Aces Series 2016-M7	2.499%	9/25/26	16,577	16,221
[2,3]	Fannie Mae-Aces Series 2017-M1	2.416%	10/25/26	734	713
[2,3]	Fannie Mae-Aces Series 2017-M12	3.062%	6/25/27	1,596	1,557
[2,3]	Fannie Mae-Aces Series 2017-M15	2.979%	9/25/27	5,170	5,034
[2,3]	Fannie Mae-Aces Series 2018-M8	3.303%	6/25/28	9,890	9,634
[2,3]	Fannie Mae-Aces Series 2018-M10	3.355%	7/25/28	7,142	6,966
[2,3]	Fannie Mae-Aces Series 2024-M6	2.912%	7/25/27	97,000	94,460
[2,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K059	3.120%	9/25/26	3,500	3,442
[2,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K061	3.347%	11/25/26	3,730	3,667
[2,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K062	3.413%	12/25/26	23,974	23,615
[2,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K066	3.117%	6/25/27	13,300	12,997
[2]	Fifth Third Auto Trust Series 2023-1	5.520%	2/17/31	13,000	13,279
[2]	First National Master Note Trust Series 2023-1	5.130%	4/15/29	9,630	9,685
[2]	First National Master Note Trust Series 2023-2	5.770%	9/15/29	5,450	5,552
[2]	First National Master Note Trust Series 2024-1	5.340%	5/15/30	13,740	13,982
[2]	First National Master Note Trust Series 2025-1	4.850%	2/15/30	12,710	12,842
[2]	FIVE Mortgage Trust Series 2023-V1	5.668%	2/10/56	300	306
[2]	Ford Credit Auto Lease Trust Series 2024-A	5.050%	6/15/27	2,710	2,725
[2]	Ford Credit Auto Lease Trust Series 2024-B	5.180%	2/15/28	4,470	4,509
[2]	Ford Credit Auto Lease Trust Series 2025-A	4.780%	2/15/29	4,170	4,199
[2]	Ford Credit Auto Lease Trust Series 2025-A	4.960%	2/15/29	570	574
[2,4]	Ford Credit Auto Owner Trust Series 2022-1	3.880%	11/15/34	17,480	17,297
[2]	Ford Credit Auto Owner Trust Series 2022-D	5.300%	3/15/28	8,570	8,668
[2,4]	Ford Credit Auto Owner Trust Series 2023-1	4.850%	8/15/35	10,580	10,696
[2,4]	Ford Credit Auto Owner Trust Series 2023-2	5.280%	2/15/36	9,010	9,224
[2]	Ford Credit Auto Owner Trust Series 2023-A	4.560%	12/15/28	18,480	18,539
[2]	Ford Credit Auto Owner Trust Series 2023-B	5.230%	5/15/28	16,610	16,738
[2]	Ford Credit Auto Owner Trust Series 2023-B	5.060%	2/15/29	4,850	4,912
[2]	Ford Credit Auto Owner Trust Series 2023-C	5.490%	5/15/29	9,440	9,665
[2,4]	Ford Credit Auto Owner Trust Series 2024-1	4.870%	8/15/36	10,080	10,202
[2]	Ford Credit Auto Owner Trust Series 2024-A	5.010%	9/15/29	4,700	4,772

Institutional Short-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Ford Credit Auto Owner Trust Series 2024-B	4.960%	5/15/30	8,630	8,771
[2]	Ford Credit Auto Owner Trust Series 2024-D	4.610%	8/15/29	25,280	25,442
[2]	Ford Credit Auto Owner Trust Series 2024-D	4.660%	9/15/30	3,120	3,149
[2]	Ford Credit Auto Owner Trust Series 2024-D	4.880%	9/15/30	2,730	2,759
[2,4]	Ford Credit Auto Owner Trust Series 2025-1	5.010%	8/15/37	2,500	2,529
[2]	Ford Credit Auto Owner Trust Series 2025-A	4.890%	2/15/31	2,390	2,400
[2,4]	Ford Credit Floorplan Master Owner Trust A Series 2024-1	5.290%	4/15/29	20,580	20,936
[2,4]	Ford Credit Floorplan Master Owner Trust A Series 2024-3	4.300%	9/15/29	20,090	20,042
[2,4]	Ford Credit Floorplan Master Owner Trust A Series 2024-4	4.400%	9/15/31	14,100	14,057
[2,3,4,5]	Freddie Mac STACR REMICS Trust Series 2025-HQA1, SOFR30A + 0.950%	5.290%	2/25/45	1,989	1,983
[2]	GM Financial Automobile Leasing Trust Series 2025-1	4.700%	2/20/29	5,620	5,643
[2]	GM Financial Automobile Leasing Trust Series 2025-1	4.890%	2/20/29	1,390	1,397
[2]	GM Financial Consumer Automobile Receivables Trust Series 2022-2	3.250%	4/17/28	13,910	13,730
[2]	GM Financial Consumer Automobile Receivables Trust Series 2023-1	4.590%	7/17/28	3,330	3,343
[2]	GM Financial Consumer Automobile Receivables Trust Series 2023-2	4.430%	10/16/28	12,085	12,092
[2]	GM Financial Consumer Automobile Receivables Trust Series 2023-3	5.340%	12/18/28	6,970	7,083
[2]	GM Financial Consumer Automobile Receivables Trust Series 2023-4	5.780%	8/16/28	8,000	8,104
[2]	GM Financial Consumer Automobile Receivables Trust Series 2024-1	4.860%	6/18/29	3,040	3,076
[2]	GM Financial Consumer Automobile Receivables Trust Series 2024-2	5.040%	9/17/29	7,310	7,434
[2]	GM Financial Consumer Automobile Receivables Trust Series 2024-4	4.440%	4/16/30	6,420	6,428
[2]	GM Financial Consumer Automobile Receivables Trust Series 2025-1	4.730%	8/16/30	3,830	3,874
[2]	GM Financial Consumer Automobile Receivables Trust Series 2025-1	5.000%	8/16/30	230	232
[2,4]	GM Financial Revolving Receivables Trust Series 2023-1	5.120%	4/11/35	15,710	15,989
[2,4]	GM Financial Revolving Receivables Trust Series 2023-2	5.770%	8/11/36	17,210	17,957
[2,4]	GM Financial Revolving Receivables Trust Series 2024-1	4.980%	12/11/36	6,320	6,424
[2,4]	GM Financial Revolving Receivables Trust Series 2025-1	4.800%	12/11/37	370	370
[2,4]	GM Financial Revolving Receivables Trust Series 2025-A	5.070%	11/12/37	860	873
[2,4]	GMF Floorplan Owner Revolving Trust Series 2023-1	5.340%	6/15/28	14,830	14,976
[2,4]	GMF Floorplan Owner Revolving Trust Series 2023-2	5.340%	6/15/30	10,480	10,748
[2,4]	GMF Floorplan Owner Revolving Trust Series 2024-1A	5.130%	3/15/29	17,420	17,644
[2,4]	GMF Floorplan Owner Revolving Trust Series 2024-2A	5.060%	3/15/31	16,400	16,682
[2,4]	GMF Floorplan Owner Revolving Trust Series 2024-3A	4.680%	11/15/28	15,470	15,513
[2,4]	GMF Floorplan Owner Revolving Trust Series 2024-3A	4.920%	11/15/28	1,810	1,815
[2,4]	GMF Floorplan Owner Revolving Trust Series 2024-4A	4.730%	11/15/29	28,220	28,361
[2,4]	GMF Floorplan Owner Revolving Trust Series 2024-4A	4.980%	11/15/29	2,450	2,458
[2,4]	GMF Floorplan Owner Revolving Trust Series 2025-1A	4.790%	3/15/29	640	640
[2,4]	GMF Floorplan Owner Revolving Trust Series 2025-2A	4.910%	3/15/30	1,020	1,020
[2,4]	Golden Credit Card Trust Series 2021-1A	1.140%	8/15/28	21,780	20,833
[2,4]	GreatAmerica Leasing Receivables Funding LLC Series 2024-1	4.980%	1/18/28	8,960	9,022
[2,4]	GreatAmerica Leasing Receivables Funding LLC Series 2025-1	4.490%	4/16/29	3,420	3,421
[2,4]	GreenState Auto Receivables Trust Series 2024-1A	5.190%	1/16/29	7,740	7,808
[2]	GS Mortgage Securities Trust Series 2018-GS10	4.155%	7/10/51	250	241
[2]	GS Mortgage Securities Trust Series 2019-GC42	3.001%	9/10/52	500	458
[2]	GS Mortgage Securities Trust Series 2020-GC45	2.911%	2/13/53	740	682
[2]	GS Mortgage Securities Trust Series 2020-GC47	2.377%	5/12/53	1,240	1,100
[2]	GS Mortgage Securities Trust Series 2020-GSA2	2.012%	12/12/53	1,360	1,158
[2]	Harley-Davidson Motorcycle Trust Series 2023-B	5.780%	4/15/31	7,010	7,181
[2,4]	Hertz Vehicle Financing LLC Series 2022-2A	2.330%	6/26/28	6,992	6,668
[2]	Honda Auto Receivables Owner Trust Series 2023-1	4.970%	6/21/29	14,270	14,363
[2]	Honda Auto Receivables Owner Trust Series 2023-2	4.910%	9/17/29	6,950	7,006
[2]	Honda Auto Receivables Owner Trust Series 2023-3	5.300%	12/18/29	8,750	8,873
[2]	Honda Auto Receivables Owner Trust Series 2024-1	5.170%	5/15/30	12,180	12,368
[2]	Honda Auto Receivables Owner Trust Series 2024-2	5.210%	7/18/30	14,840	15,130
[2]	Honda Auto Receivables Owner Trust Series 2024-4	4.330%	5/15/29	14,610	14,597
[2]	Honda Auto Receivables Owner Trust Series 2024-4	4.350%	12/16/30	2,160	2,158
[2,4]	HPEFS Equipment Trust Series 2024-2A	5.360%	10/20/31	3,920	3,958
[2,4]	Hudson Yards Mortgage Trust Series 2025-SPRL	5.467%	1/13/40	570	580
[2,4]	Hyundai Auto Lease Securitization Trust Series 2023-C	5.840%	9/15/27	4,710	4,765
[2,4]	Hyundai Auto Lease Securitization Trust Series 2024-A	5.070%	2/15/28	2,920	2,941
[2,4]	Hyundai Auto Lease Securitization Trust Series 2024-B	5.390%	3/15/28	5,830	5,906
[2,4]	Hyundai Auto Lease Securitization Trust Series 2024-C	4.970%	2/15/29	2,120	2,135
[2,4]	Hyundai Auto Lease Securitization Trust Series 2025-A	4.830%	1/18/28	9,900	9,965
[2,4]	Hyundai Auto Lease Securitization Trust Series 2025-A	4.900%	1/16/29	3,700	3,734
[2,4]	Hyundai Auto Lease Securitization Trust Series 2025-A	5.150%	6/15/29	800	809
[2]	Hyundai Auto Receivables Trust Series 2023-A	4.480%	7/17/28	11,190	11,184
[2]	Hyundai Auto Receivables Trust Series 2023-B	5.310%	8/15/29	3,480	3,535
[2]	Hyundai Auto Receivables Trust Series 2023-C	5.550%	12/17/29	6,980	7,136
[2]	Hyundai Auto Receivables Trust Series 2024-A	4.920%	1/15/31	4,840	4,909
[2]	Hyundai Auto Receivables Trust Series 2024-C	4.440%	1/15/31	4,970	4,969
[2]	Hyundai Auto Receivables Trust Series 2025-A	4.610%	4/15/31	600	597

Institutional Short-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	John Deere Owner Trust Series 2023-B	5.180%	3/15/28	8,660	8,711
[2]	John Deere Owner Trust Series 2023-B	5.110%	5/15/30	4,770	4,831
[2]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2016-JP3	2.870%	8/15/49	900	872
[2]	JPMBB Commercial Mortgage Securities Trust Series 2015-C32	3.598%	11/15/48	300	297
[2]	JPMDB Commercial Mortgage Securities Trust Series 2018-C8	4.211%	6/15/51	230	225
[2,4]	Kubota Credit Owner Trust Series 2022-1A	2.780%	2/15/28	10,320	10,165
[2,4]	Kubota Credit Owner Trust Series 2023-1A	5.070%	2/15/29	4,560	4,594
[2,4]	Kubota Credit Owner Trust Series 2023-2A	5.280%	1/18/28	7,440	7,509
[2,4]	Kubota Credit Owner Trust Series 2023-2A	5.230%	6/15/28	3,450	3,500
[2,4]	Kubota Credit Owner Trust Series 2024-1A	5.190%	7/17/28	5,960	6,028
[2,4]	Kubota Credit Owner Trust Series 2025-1A	4.870%	7/15/30	4,460	4,513
[2,4]	LAD Auto Receivables Trust Series 2024-2A	5.460%	7/16/29	3,540	3,599
[2,4]	LAD Auto Receivables Trust Series 2024-3A	4.520%	3/15/29	5,210	5,213
[2,4]	LAD Auto Receivables Trust Series 2024-3A	4.600%	12/17/29	2,190	2,190
[2,4]	LAD Auto Receivables Trust Series 2025-1A	4.690%	7/16/29	10,530	10,548
[2,4]	LAD Auto Receivables Trust Series 2025-1A	4.790%	4/15/30	3,910	3,933
[2,4]	LAD Auto Receivables Trust Series 2025-1A	5.050%	5/15/30	1,030	1,036
[2,4]	M&T Bank Auto Receivables Trust Series 2024-1A	5.150%	2/17/32	5,010	5,106
[2,4]	M&T Bank Auto Receivables Trust Series 2024-1A	5.220%	2/17/32	6,570	6,659
[2,4]	M&T Bank Auto Receivables Trust Series 2025-1A	4.730%	6/17/30	6,150	6,194
[2,4]	M&T Bank Auto Receivables Trust Series 2025-1A	4.890%	7/15/32	3,570	3,601
[2,4]	MMAF Equipment Finance LLC Series 2020-A	0.970%	4/9/27	7,443	7,297
[2,4]	MMAF Equipment Finance LLC Series 2020-BA	0.850%	4/14/42	8,340	8,243
[2,4]	MMAF Equipment Finance LLC Series 2024-A	4.950%	7/14/31	4,140	4,186
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C27	3.473%	12/15/47	3,480	3,464
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2017-C34	3.536%	11/15/52	460	446
[2]	Morgan Stanley Capital I Series 2017-HR2	3.509%	12/15/50	99	97
[2]	Morgan Stanley Capital I Trust Series 2016-UBS9	3.594%	3/15/49	900	887
[2]	Morgan Stanley Capital I Trust Series 2018-L1	4.407%	10/15/51	350	344
[2]	Morgan Stanley Capital I Trust Series 2018-L1	4.637%	10/15/51	730	715
[2]	Morgan Stanley Capital I Trust Series 2019-L3	3.127%	11/15/52	1,070	998
[2,4,5]	Navient Student Loan Trust Series 2023-BA, SOFR30A + 1.700%	6.049%	3/15/72	1,528	1,538
[2,4]	Navistar Financial Dealer Note Master Owner Trust Series 2024-1	5.590%	4/25/29	3,070	3,102
[2,4]	NextGear Floorplan Master Owner Trust Series 2025-1A	4.550%	2/15/30	15,490	15,546
[2]	Nissan Auto Lease Trust Series 2024-A	4.970%	9/15/28	2,270	2,283
[2]	Nissan Auto Lease Trust Series 2025-A	4.750%	3/15/28	18,360	18,506
[2]	Nissan Auto Lease Trust Series 2025-A	4.800%	2/15/29	5,130	5,167
[2]	Nissan Auto Lease Trust Series 2025-A	5.030%	2/15/29	660	665
[2]	Nissan Auto Receivables Owner Trust Series 2023-A	4.850%	6/17/30	8,390	8,447
[2]	Nissan Auto Receivables Owner Trust Series 2024-A	5.180%	4/15/31	12,840	13,113
[2]	Nissan Auto Receivables Owner Trust Series 2024-B	4.350%	9/15/31	2,240	2,235
[2,4]	PFS Financing Corp. Series 2023-B	5.270%	5/15/28	4,440	4,470
[2,4]	PFS Financing Corp. Series 2024-B	4.950%	2/15/29	20,760	20,905
[2,4]	PFS Financing Corp. Series 2024-D	5.340%	4/15/29	10,280	10,462
[2,4]	PFS Financing Corp. Series 2025-B	4.850%	2/15/30	11,820	11,919
[2,4]	Porsche Financial Auto Securitization Trust Series 2023-1A	4.720%	6/23/31	6,550	6,574
[2,4]	Porsche Financial Auto Securitization Trust Series 2023-2A	5.790%	11/24/31	7,430	7,558
[2,4]	Porsche Financial Auto Securitization Trust Series 2024-1A	4.490%	12/22/32	3,580	3,585
[2,4]	Progress Residential Trust Series 2022-SFR3	3.200%	4/17/39	3,898	3,793
[2,4]	Progress Residential Trust Series 2022-SFR5	4.451%	6/17/39	3,774	3,735
[2,4]	Progress Residential Trust Series 2024-SFR1	3.350%	2/17/41	5,071	4,789
[2,4]	Progress Residential Trust Series 2024-SFR2	3.300%	4/17/41	4,403	4,139
[2,4]	Progress Residential Trust Series 2024-SFR3	3.000%	6/17/41	7,092	6,588
[2,4]	Progress Residential Trust Series 2024-SFR4	3.100%	7/17/41	10,570	9,831
[2,4]	Progress Residential Trust Series 2024-SFR5	3.000%	8/9/29	9,960	9,193
[2,4]	Progress Residential Trust Series 2025-SFR1	3.400%	2/17/42	5,410	5,053
[2,4]	Progress Residential Trust Series 2025-SFR1	3.650%	2/17/42	570	532
[2,4,6]	Progress Residential Trust Series 2025-SFR2	3.305%	4/17/42	2,550	2,351
[2,4]	Santander Bank Auto Credit-Linked Notes Series 2024-A	5.622%	6/15/32	964	974
[2,4]	Santander Bank Auto Credit-Linked Notes Series 2024-B	4.911%	1/18/33	588	590
[2,4]	Santander Bank Auto Credit-Linked Notes Series 2024-B	4.965%	1/18/33	270	271
[2]	Santander Drive Auto Receivables Trust Series 2023-6	5.930%	7/17/28	4,400	4,430
[2]	Santander Drive Auto Receivables Trust Series 2024-1	5.230%	12/15/28	350	352
[2]	Santander Drive Auto Receivables Trust Series 2024-3	5.550%	9/17/29	2,270	2,306
[2]	Santander Drive Auto Receivables Trust Series 2024-5	4.620%	11/15/28	9,550	9,562
[2]	Santander Drive Auto Receivables Trust Series 2025-1	4.740%	1/16/29	20,060	20,137
[2]	Santander Drive Auto Receivables Trust Series 2025-1	4.880%	3/17/31	8,800	8,850
[2]	Santander Drive Auto Receivables Trust Series 2025-2	4.870%	5/15/31	5,110	5,126
[2,4]	SBNA Auto Lease Trust Series 2025-A	4.830%	4/20/28	7,190	7,217
[2,4]	SBNA Auto Lease Trust Series 2025-A	4.870%	7/20/29	2,560	2,577

Institutional Short-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2,4]	SBNA Auto Receivables Trust Series 2024-A	5.320%	12/15/28	5,940	5,963
[2,4]	SBNA Auto Receivables Trust Series 2024-A	5.210%	4/16/29	3,110	3,141
[2,4]	SCCU Auto Receivables Trust Series 2023-1A	5.700%	8/15/29	1,870	1,918
[2,4]	SCCU Auto Receivables Trust Series 2024-1A	5.160%	5/15/30	2,200	2,237
[2,4]	SFS Auto Receivables Securitization Trust Series 2024-1A	4.940%	1/21/31	3,040	3,070
[2,4]	SFS Auto Receivables Securitization Trust Series 2024-2A	5.330%	11/20/29	4,700	4,758
[2,4]	SFS Auto Receivables Securitization Trust Series 2024-2A	5.260%	8/20/30	2,660	2,720
[2,4]	SFS Auto Receivables Securitization Trust Series 2024-3A	4.600%	11/20/31	5,780	5,805
[2,4]	SFS Auto Receivables Securitization Trust Series 2025-1A	4.750%	7/22/30	4,310	4,342
[2,4]	SFS Auto Receivables Securitization Trust Series 2025-1A	4.830%	12/20/30	3,110	3,143
[2,4]	SFS Auto Receivables Securitization Trust Series 2025-1A	5.110%	2/20/31	290	293
[2,4]	SMB Private Education Loan Trust Series 2017-B	2.820%	10/15/35	75	74
[2,4]	SMB Private Education Loan Trust Series 2018-B	3.600%	1/15/37	239	235
[2,4]	SMB Private Education Loan Trust Series 2018-C	3.630%	11/15/35	492	485
[2,4]	SoFi Professional Loan Program LLC Series 2017-D	2.650%	9/25/40	35	35
[2,4]	SoFi Professional Loan Program LLC Series 2017-F	2.840%	1/25/41	26	26
[2]	Synchrony Card Funding LLC Series 2023-A2	5.740%	10/15/29	27,540	28,088
[2]	Synchrony Card Funding LLC Series 2024-A1	5.040%	3/15/30	21,890	22,183
[2]	Synchrony Card Funding LLC Series 2024-A2	4.930%	7/15/30	32,230	32,643
[2]	Synchrony Card Issuance Trust Series 2025-A1	4.780%	2/18/31	16,690	16,883
[2,4]	Tesla Auto Lease Trust Series 2023-B	6.220%	3/22/27	5,540	5,593
[2,4]	Tesla Electric Vehicle Trust Series 2023-1	5.380%	6/20/28	8,790	8,872
[2,4]	Tesla Electric Vehicle Trust Series 2023-1	5.380%	2/20/29	3,150	3,209
[2,4]	T-Mobile US Trust Series 2024-2A	4.250%	5/21/29	12,670	12,631
[2,4]	T-Mobile US Trust Series 2025-1A	4.740%	11/20/29	11,540	11,624
[2,4]	Toyota Auto Loan Extended Note Trust Series 2022-1A	3.820%	4/25/35	13,400	13,252
[2,4]	Toyota Auto Loan Extended Note Trust Series 2023-1A	4.930%	6/25/36	5,940	6,033
[2,4]	Toyota Auto Loan Extended Note Trust Series 2024-1A	5.160%	11/25/36	2,610	2,676
[2]	Toyota Auto Receivables Owner Trust Series 2022-D	5.430%	4/17/28	13,400	13,642
[2]	Toyota Auto Receivables Owner Trust Series 2023-A	4.420%	8/15/28	7,690	7,695
[2]	Toyota Auto Receivables Owner Trust Series 2023-B	4.660%	9/15/28	17,330	17,416
[2]	Toyota Auto Receivables Owner Trust Series 2023-C	5.010%	2/15/29	3,120	3,161
[2]	Toyota Auto Receivables Owner Trust Series 2024-A	4.770%	4/16/29	2,910	2,943
[2]	Toyota Auto Receivables Owner Trust Series 2024-B	5.280%	7/16/29	3,910	3,998
[2]	Toyota Auto Receivables Owner Trust Series 2024-D	4.430%	4/15/30	2,190	2,195
[2,4]	Toyota Lease Owner Trust Series 2023-B	5.710%	12/20/27	10,400	10,517
[2,4]	Toyota Lease Owner Trust Series 2024-A	5.260%	6/20/28	6,180	6,245
[2,4]	Toyota Lease Owner Trust Series 2025-A	4.810%	6/20/29	5,020	5,057
[2,4]	Trafigura Securitisation Finance plc Series 2024-1A	5.980%	11/15/27	12,150	12,366
[2,4]	Tricon Residential Trust Series 2024-SFR4	4.300%	11/17/41	5,717	5,560
[2]	UBS Commercial Mortgage Trust Series 2017-C7	3.679%	12/15/50	1,685	1,637
[2,4]	USAA Auto Owner Trust Series 2024-A	4.970%	12/17/29	1,910	1,934
[2]	Verizon Master Trust Series 2023-4	5.160%	6/20/29	16,950	17,094
[2,4]	Verizon Master Trust Series 2023-6	5.350%	9/22/31	5,830	5,994
[2]	Verizon Master Trust Series 2023-7	5.670%	11/20/29	15,560	15,879
[2,4]	Verizon Master Trust Series 2024-2	4.830%	12/22/31	24,290	24,575
[2]	Verizon Master Trust Series 2024-3	5.540%	4/22/30	1,350	1,375
[2,4]	Verizon Master Trust Series 2024-5	5.000%	6/21/32	7,520	7,656
[2]	Verizon Master Trust Series 2024-6	4.170%	8/20/30	29,660	29,522
[2]	Verizon Master Trust Series 2024-8	4.620%	11/20/30	31,260	31,470
[2]	Verizon Master Trust Series 2024-8	4.820%	11/20/30	8,050	8,114
[2]	Verizon Master Trust Series 2025-1	4.940%	1/21/31	910	918
[2,4]	Verizon Master Trust Series 2025-2	4.940%	1/20/33	31,560	32,205
[2,4]	Verizon Master Trust Series 2025-2	5.160%	1/20/33	940	958
[2]	Verizon Master Trust Series 2025-3	4.510%	3/20/30	18,520	18,526
[2]	Verizon Master Trust Series 2025-3	4.770%	3/20/30	3,120	3,125
[2,4]	Verizon Master Trust Series 2025-4	4.760%	3/21/33	8,710	8,708
[2,4]	Verizon Master Trust Series 2025-4	5.020%	3/21/33	1,810	1,809
[2]	Volkswagen Auto Loan Enhanced Trust Series 2023-1	5.010%	1/22/30	6,040	6,104
[2]	Volkswagen Auto Loan Enhanced Trust Series 2024-1	4.630%	7/20/29	36,690	36,914
[2]	Volkswagen Auto Loan Enhanced Trust Series 2024-1	4.670%	6/20/31	2,380	2,396
[2,4]	Volvo Financial Equipment LLC Series 2025-1A	4.460%	5/15/29	6,340	6,340
[2]	Wells Fargo Commercial Mortgage Trust Series 2016-C32	3.560%	1/15/59	900	890
[2]	Wells Fargo Commercial Mortgage Trust Series 2017-C38	3.453%	7/15/50	520	504
[2]	Wells Fargo Commercial Mortgage Trust Series 2017-C39	3.157%	9/15/50	190	183
[2]	Wells Fargo Commercial Mortgage Trust Series 2017-C40	3.317%	10/15/50	600	585
[2]	Wells Fargo Commercial Mortgage Trust Series 2017-C40	3.581%	10/15/50	1,160	1,127
[2]	Wells Fargo Commercial Mortgage Trust Series 2017-C41	3.472%	11/15/50	1,430	1,382
[2]	Wells Fargo Commercial Mortgage Trust Series 2018-C45	4.184%	6/15/51	870	853
[2]	Wells Fargo Commercial Mortgage Trust Series 2018-C46	4.152%	8/15/51	235	228

Institutional Short-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Wells Fargo Commercial Mortgage Trust Series 2018-C47	4.442%	9/15/61	2,290	2,265
[2]	Wells Fargo Commercial Mortgage Trust Series 2018-C48	4.245%	1/15/52	204	202
[2]	Wells Fargo Commercial Mortgage Trust Series 2018-C48	4.302%	1/15/52	250	246
[2]	Wells Fargo Commercial Mortgage Trust Series 2020-C58	1.849%	7/15/53	1,400	1,297
[2]	WF Card Issuance Trust Series 2024-A2	4.290%	10/15/29	46,860	46,850
[2]	World Omni Auto Receivables Trust Series 2022-B	3.440%	3/15/28	14,430	14,291
[2]	World Omni Auto Receivables Trust Series 2022-D	5.700%	2/15/29	8,200	8,341
[2]	World Omni Auto Receivables Trust Series 2023-B	4.680%	5/15/29	5,610	5,631
[2]	World Omni Auto Receivables Trust Series 2023-C	5.030%	11/15/29	3,060	3,099
[2]	World Omni Auto Receivables Trust Series 2023-D	5.850%	8/15/29	6,230	6,428
[2]	World Omni Auto Receivables Trust Series 2024-A	4.840%	10/15/29	7,390	7,456
[2]	World Omni Auto Receivables Trust Series 2024-B	5.230%	7/15/30	8,920	9,070
[2]	World Omni Auto Receivables Trust Series 2025-A	4.860%	11/15/30	6,720	6,814
[2]	World Omni Auto Receivables Trust Series 2025-A	5.080%	11/15/30	720	732
[2]	World Omni Automobile Lease Securitization Trust Series 2025-A	4.490%	5/15/30	3,530	3,532
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $2,575,184)					2,597,369
Corporate Bonds (34.7%)
Communications (0.4%)
	AT&T Inc.	3.800%	2/15/27	1,760	1,738
[4]	NTT Finance Corp.	1.162%	4/3/26	12,146	11,759
	Take-Two Interactive Software Inc.	4.950%	3/28/28	10,000	10,095
					23,592
Consumer Discretionary (2.4%)
[2]	American Honda Finance Corp.	5.250%	7/7/26	11,495	11,599
[2]	American Honda Finance Corp.	4.450%	10/22/27	3,125	3,124
	AutoZone Inc.	4.500%	2/1/28	15,000	14,996
[4]	BMW US Capital LLC	4.900%	4/2/27	20,000	20,135
[4]	BMW US Capital LLC	4.600%	8/13/27	6,315	6,326
	General Motors Co.	4.200%	10/1/27	1,590	1,564
	General Motors Co.	6.800%	10/1/27	795	827
	General Motors Financial Co. Inc.	4.350%	1/17/27	4,770	4,725
	General Motors Financial Co. Inc.	2.700%	8/20/27	530	504
	Lowe's Cos. Inc.	1.700%	9/15/28	10,000	9,104
	Marriott International Inc.	5.000%	10/15/27	2,090	2,116
[4]	Mercedes-Benz Finance North America LLC	4.900%	1/9/26	40,000	40,152
[4]	Mercedes-Benz Finance North America LLC	5.200%	8/3/26	4,590	4,631
[4]	Mercedes-Benz Finance North America LLC	4.800%	1/11/27	8,685	8,717
[2,7]	Toyota Finance Australia Ltd.	4.450%	4/6/26	8,660	5,412
[2]	Toyota Motor Credit Corp.	5.000%	3/19/27	4,920	4,983
					138,915
Consumer Staples (1.3%)
	Altria Group Inc.	4.875%	2/4/28	3,900	3,926
	BAT Capital Corp.	3.557%	8/15/27	13,760	13,428
	BAT International Finance plc	1.668%	3/25/26	505	490
	General Mills Inc.	3.200%	2/10/27	795	777
	Haleon US Capital LLC	3.375%	3/24/29	12,000	11,465
[4]	Mars Inc.	4.450%	3/1/27	7,220	7,236
[4]	Mars Inc.	4.600%	3/1/28	18,285	18,359
	Philip Morris International Inc.	4.750%	2/12/27	7,215	7,266
	Philip Morris International Inc.	4.375%	11/1/27	3,160	3,158
	Sysco Corp.	2.400%	2/15/30	5,000	4,495
	Tyson Foods Inc.	3.550%	6/2/27	610	598
	Tyson Foods Inc.	4.350%	3/1/29	5,000	4,921
					76,119
Energy (1.6%)
	Cheniere Corpus Christi Holdings LLC	5.125%	6/30/27	14,145	14,257
	Diamondback Energy Inc.	5.200%	4/18/27	1,590	1,610
	Enbridge Inc.	6.000%	11/15/28	3,000	3,123
	Enbridge Inc.	5.300%	4/5/29	10,000	10,185
	Energy Transfer LP	4.750%	1/15/26	1,210	1,210
	Energy Transfer LP	4.000%	10/1/27	755	744
	Energy Transfer LP	4.950%	5/15/28	8,000	8,055
	Energy Transfer LP	5.200%	4/1/30	2,750	2,781
[2]	Galaxy Pipeline Assets Bidco Ltd.	1.750%	9/30/27	8,717	8,402
	ONEOK Inc.	4.000%	7/13/27	5,000	4,939
	ONEOK Inc.	4.250%	9/24/27	850	843
	ONEOK Inc.	5.650%	11/1/28	5,060	5,212

Institutional Short-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4,6]	Petronas Capital Ltd.	4.950%	1/3/31	12,650	12,697
[2]	Petronas Energy Canada Ltd.	2.112%	3/23/28	2,386	2,218
	Targa Resources Corp.	6.150%	3/1/29	5,000	5,228
	Targa Resources Partners LP	6.500%	7/15/27	2,150	2,161
	Williams Cos. Inc.	3.750%	6/15/27	1,235	1,214
	Williams Cos. Inc.	5.300%	8/15/28	10,120	10,339
					95,218
Financials (25.0%)
	AerCap Ireland Capital DAC	2.450%	10/29/26	11,175	10,800
	AerCap Ireland Capital DAC	4.625%	10/15/27	1,450	1,444
	AerCap Ireland Capital DAC	4.875%	4/1/28	2,400	2,408
	American Express Co.	5.645%	4/23/27	24,450	24,725
	American Express Co.	5.389%	7/28/27	15,850	16,018
	American Express Co.	5.098%	2/16/28	33,380	33,779
	American Express Co.	5.043%	7/26/28	4,133	4,182
	Arthur J Gallagher & Co.	4.600%	12/15/27	1,824	1,828
[4]	Athene Global Funding	4.950%	1/7/27	10,640	10,679
[2,5,7]	Australia & New Zealand Banking Group Ltd., 3M Australian Bank Bill Rate + 0.920%	5.148%	11/4/25	5,700	3,573
	Banco Santander SA	6.527%	11/7/27	10,000	10,293
[2]	Bank of America Corp.	1.197%	10/24/26	10,000	9,811
	Bank of America Corp.	5.080%	1/20/27	22,347	22,424
[2]	Bank of America Corp.	1.658%	3/11/27	20,000	19,456
	Bank of America Corp.	4.376%	4/27/28	10,000	9,956
[2]	Bank of America Corp.	3.419%	12/20/28	10,500	10,174
	Bank of Montreal	5.300%	6/5/26	9,000	9,083
	Bank of Montreal	5.370%	6/4/27	15,000	15,266
	Bank of Montreal	5.004%	1/27/29	25,000	25,253
	Bank of New York Mellon Corp.	4.947%	4/26/27	19,228	19,325
[2]	Bank of New York Mellon Corp.	3.250%	5/16/27	3,420	3,349
	Bank of New York Mellon Corp.	4.890%	7/21/28	20,000	20,184
[2]	Bank of New York Mellon Corp.	4.975%	3/14/30	4,430	4,490
	Bank of Nova Scotia	1.350%	6/24/26	8,125	7,827
[2]	Bank of Nova Scotia	5.400%	6/4/27	8,830	9,002
	Barclays plc	5.086%	2/25/29	3,879	3,904
	Barclays plc	5.367%	2/25/31	3,961	4,004
	Brookfield Finance Inc.	3.900%	1/25/28	3,000	2,947
	Canadian Imperial Bank of Commerce	5.926%	10/2/26	20,000	20,414
	Canadian Imperial Bank of Commerce	3.450%	4/7/27	6,200	6,080
	Canadian Imperial Bank of Commerce	5.237%	6/28/27	4,000	4,058
	Canadian Imperial Bank of Commerce	4.508%	9/11/27	5,250	5,244
	Canadian Imperial Bank of Commerce	4.862%	1/13/28	15,220	15,287
	Cboe Global Markets Inc.	3.650%	1/12/27	13,516	13,372
	Charles Schwab Corp.	1.150%	5/13/26	10,000	9,650
	Chubb INA Holdings LLC	3.350%	5/3/26	6,240	6,173
	Citibank NA	4.929%	8/6/26	20,000	20,133
	Citibank NA	4.876%	11/19/27	5,275	5,300
[2,5,7]	Commonwealth Bank of Australia, 3M Australian Bank Bill Rate + 0.750%	4.924%	8/17/26	10,000	6,273
[4]	Corebridge Global Funding	4.900%	1/7/28	13,636	13,747
[4]	Credit Agricole SA	4.631%	9/11/28	1,780	1,774
[4]	Danske Bank A/S	5.427%	3/1/28	16,560	16,834
[4]	F&G Global Funding	1.750%	6/30/26	2,361	2,277
[2]	Goldman Sachs Bank USA	5.283%	3/18/27	25,000	25,161
	Goldman Sachs Group Inc.	3.615%	3/15/28	15,000	14,717
	HSBC Holdings plc	5.887%	8/14/27	12,758	12,957
	HSBC Holdings plc	5.597%	5/17/28	35,000	35,559
	HSBC Holdings plc	5.130%	11/19/28	5,000	5,038
	HSBC Holdings plc	4.899%	3/3/29	4,925	4,935
	HSBC Holdings plc	5.286%	11/19/30	6,242	6,309
	Huntington National Bank	4.871%	4/12/28	5,579	5,599
	Intercontinental Exchange Inc.	4.000%	9/15/27	5,000	4,957
	JPMorgan Chase & Co.	1.045%	11/19/26	12,980	12,697
[2]	JPMorgan Chase & Co.	3.960%	1/29/27	10,000	9,950
	JPMorgan Chase & Co.	1.040%	2/4/27	10,000	9,707
	JPMorgan Chase & Co.	1.578%	4/22/27	15,000	14,543
	JPMorgan Chase & Co.	6.070%	10/22/27	21,660	22,170
	JPMorgan Chase & Co.	5.040%	1/23/28	11,000	11,094
	JPMorgan Chase & Co.	5.571%	4/22/28	20,000	20,399
[2]	JPMorgan Chase & Co.	3.540%	5/1/28	20,213	19,808
[2]	JPMorgan Chase & Co.	2.182%	6/1/28	322	306

Institutional Short-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	JPMorgan Chase & Co.	4.979%	7/22/28	6,416	6,472
	JPMorgan Chase & Co.	4.851%	7/25/28	11,728	11,796
	JPMorgan Chase & Co.	4.505%	10/22/28	17,050	17,022
	JPMorgan Chase & Co.	4.915%	1/24/29	21,500	21,698
	Manufacturers & Traders Trust Co.	4.700%	1/27/28	8,260	8,271
	Marsh & McLennan Cos. Inc.	4.550%	11/8/27	3,110	3,125
	Mitsubishi UFJ Financial Group Inc.	3.850%	3/1/26	4,735	4,708
	Mitsubishi UFJ Financial Group Inc.	4.080%	4/19/28	5,000	4,950
[2]	Morgan Stanley	4.350%	9/8/26	1,370	1,364
	Morgan Stanley	5.050%	1/28/27	10,120	10,155
[2]	Morgan Stanley	1.512%	7/20/27	3,630	3,489
	Morgan Stanley	2.475%	1/21/28	5,000	4,822
[2]	Morgan Stanley	5.652%	4/13/28	23,478	23,952
[2]	Morgan Stanley	3.591%	7/22/28	10,000	9,746
	Morgan Stanley	5.230%	1/15/31	6,522	6,625
	Morgan Stanley Bank NA	4.447%	10/15/27	10,000	9,988
[2]	Morgan Stanley Bank NA	4.952%	1/14/28	11,860	11,936
[2]	Morgan Stanley Bank NA	5.504%	5/26/28	5,600	5,703
[2]	Morgan Stanley Bank NA	4.968%	7/14/28	12,488	12,594
	Morgan Stanley Bank NA	5.016%	1/12/29	19,800	20,032
	National Bank of Canada	4.950%	2/1/28	11,100	11,173
[4]	National Securities Clearing Corp.	5.150%	6/26/26	2,630	2,660
	PNC Financial Services Group Inc.	5.812%	6/12/26	16,000	16,028
	PNC Financial Services Group Inc.	1.150%	8/13/26	1,300	1,245
	PNC Financial Services Group Inc.	4.758%	1/26/27	10,000	10,004
	PNC Financial Services Group Inc.	3.150%	5/19/27	3,100	3,018
	PNC Financial Services Group Inc.	6.615%	10/20/27	22,760	23,452
	PNC Financial Services Group Inc.	5.354%	12/2/28	1,283	1,308
	Progressive Corp.	2.500%	3/15/27	2,100	2,030
[2]	Royal Bank of Canada	4.875%	1/19/27	8,500	8,578
	Royal Bank of Canada	3.625%	5/4/27	2,100	2,070
[2]	Royal Bank of Canada	5.069%	7/23/27	12,700	12,781
[2]	Royal Bank of Canada	4.510%	10/18/27	10,000	9,996
[2]	Royal Bank of Canada	4.715%	3/27/28	25,000	25,073
[2]	Royal Bank of Canada	4.522%	10/18/28	10,000	9,975
[2]	Royal Bank of Canada	4.965%	1/24/29	19,740	19,889
	State Street Corp.	5.272%	8/3/26	15,000	15,169
	State Street Corp.	4.993%	3/18/27	6,813	6,904
	State Street Corp.	4.530%	2/20/29	2,380	2,381
	Sumitomo Mitsui Financial Group Inc.	5.880%	7/13/26	21,540	21,907
[2]	Toronto-Dominion Bank	5.532%	7/17/26	8,911	9,030
	Toronto-Dominion Bank	4.568%	12/17/26	5,000	5,007
	Toronto-Dominion Bank	4.861%	1/31/28	10,840	10,951
[2]	Truist Financial Corp.	5.900%	10/28/26	15,000	15,100
[2]	Truist Financial Corp.	6.047%	6/8/27	7,000	7,118
	UBS AG	1.250%	8/7/26	2,000	1,918
	UBS AG	5.000%	7/9/27	6,360	6,429
	UBS AG	4.864%	1/10/28	32,820	32,962
	UBS AG	5.650%	9/11/28	10,000	10,333
[2,5,7]	UBS AG, 3M Australian Bank Bill Rate + 0.870%	5.125%	7/30/25	15,000	9,387
[4]	UBS Group AG	4.703%	8/5/27	23,411	23,405
[4]	UBS Group AG	6.327%	12/22/27	2,950	3,031
[4]	UBS Group AG	4.253%	3/23/28	10,000	9,871
[2]	US Bancorp	3.100%	4/27/26	3,000	2,955
	US Bancorp	5.727%	10/21/26	33,330	33,520
	US Bancorp	6.787%	10/26/27	10,000	10,326
[2]	US Bancorp	2.215%	1/27/28	30,051	28,815
	US Bank NA	4.507%	10/22/27	20,000	19,980
[2]	Wells Fargo & Co.	4.900%	1/24/28	7,320	7,362
[2]	Wells Fargo & Co.	5.707%	4/22/28	35,000	35,757
[2]	Wells Fargo & Co.	3.584%	5/22/28	7,431	7,274
[2]	Wells Fargo & Co.	2.393%	6/2/28	20,000	19,082
[2]	Wells Fargo Bank NA	5.450%	8/7/26	27,630	28,011
[2]	Westpac Banking Corp.	4.322%	11/23/31	4,800	4,759
[2,5,7]	Westpac Banking Corp., 3M Australian Bank Bill Rate + 0.750%	4.924%	2/16/26	5,300	3,322
[2,5,7]	Westpac Banking Corp., 3M Australian Bank Bill Rate + 0.950%	5.144%	11/11/25	1,400	878
					1,449,378
Health Care (1.6%)
	Amgen Inc.	5.150%	3/2/28	13,165	13,401

Institutional Short-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Baxter International Inc.	1.915%	2/1/27	11,360	10,836
	Baxter International Inc.	2.272%	12/1/28	4,000	3,675
	Cardinal Health Inc.	3.410%	6/15/27	4,760	4,656
	Cencora Inc.	3.450%	12/15/27	12,320	11,992
	Cencora Inc.	4.625%	12/15/27	1,825	1,831
[2]	Cigna Group	3.400%	3/1/27	1,825	1,790
	GE HealthCare Technologies Inc.	5.650%	11/15/27	6,000	6,159
	GE HealthCare Technologies Inc.	4.800%	8/14/29	10,000	10,037
	McKesson Corp.	4.900%	7/15/28	1,745	1,773
	Stryker Corp.	4.700%	2/10/28	10,000	10,062
	Takeda Pharmaceutical Co. Ltd.	5.000%	11/26/28	10,000	10,130
	UnitedHealth Group Inc.	1.150%	5/15/26	1,845	1,782
	Zimmer Biomet Holdings Inc.	4.700%	2/19/27	7,000	7,023
					95,147
Industrials (0.3%)
[4]	Daimler Truck Finance North America LLC	4.950%	1/13/28	1,230	1,236
[4]	Daimler Truck Finance North America LLC	5.250%	1/13/30	1,230	1,242
[4]	Ferguson Finance plc	4.250%	4/20/27	9,266	9,199
	Otis Worldwide Corp.	2.565%	2/15/30	5,000	4,529
					16,206
Materials (0.1%)
	Nutrien Ltd.	4.500%	3/12/27	4,230	4,234
Real Estate (0.3%)
	Camden Property Trust	5.850%	11/3/26	4,000	4,082
	Public Storage Operating Co.	1.500%	11/9/26	2,200	2,104
	Welltower OP LLC	4.250%	4/15/28	10,283	10,169
					16,355
Technology (1.0%)
	Broadcom Inc.	5.050%	7/12/27	955	967
	Broadcom Inc.	4.800%	4/15/28	12,000	12,088
	Dell International LLC	5.250%	2/1/28	9,590	9,766
[6]	Dell International LLC	4.750%	4/1/28	6,340	6,366
	Fidelity National Information Services Inc.	1.150%	3/1/26	2,265	2,196
	Fiserv Inc.	5.450%	3/2/28	10,000	10,230
	Intel Corp.	3.150%	5/11/27	1,070	1,037
	Intel Corp.	4.875%	2/10/28	10,000	10,052
	Oracle Corp.	4.800%	8/3/28	2,090	2,107
	Synopsys Inc.	4.550%	4/1/27	2,820	2,831
	Synopsys Inc.	4.650%	4/1/28	950	956
					58,596
Utilities (0.7%)
	Commonwealth Edison Co.	2.550%	6/15/26	1,495	1,466
	DTE Energy Co.	4.950%	7/1/27	10,000	10,078
	DTE Energy Co.	5.200%	4/1/30	3,050	3,089
	NextEra Energy Capital Holdings Inc.	1.875%	1/15/27	6,590	6,300
	NextEra Energy Capital Holdings Inc.	4.850%	2/4/28	6,810	6,891
[2]	PG&E Recovery Funding LLC	5.045%	7/15/32	3,031	3,051
[2]	Virginia Electric & Power Co.	3.500%	3/15/27	1,427	1,404
	WEC Energy Group Inc.	5.150%	10/1/27	10,025	10,161
					42,440
Total Corporate Bonds (Cost $2,003,634)					2,016,200
Sovereign Bonds (2.4%)
[2,4]	Abu Dhabi Developmental Holding Co. PJSC	5.375%	5/8/29	3,150	3,226
[2,4,8]	Bank Gospodarstwa Krajowego	6.250%	10/31/28	1,000	1,050
[2,4]	Central American Bank for Economic Integration	5.000%	1/25/27	5,952	6,011
	Export-Import Bank of Korea	3.250%	11/10/25	15,000	14,889
[2,4]	Kingdom of Saudi Arabia	5.125%	1/13/28	10,350	10,475
[2,4]	Kingdom of Saudi Arabia	4.750%	1/16/30	4,216	4,212
	Korea Hydro & Nuclear Power Co. Ltd.	5.000%	7/18/28	1,880	1,910
[2,4]	Korea National Oil Corp.	4.125%	9/30/27	8,000	7,948
[2,4]	KSA Sukuk Ltd.	5.250%	6/4/27	28,065	28,460
[2]	KSA Sukuk Ltd.	5.250%	6/4/27	1,260	1,277
[2]	Republic of Chile	2.750%	1/31/27	24,643	23,822
	Republic of Poland	4.875%	2/12/30	6,122	6,178
[2]	State of Israel	5.375%	3/12/29	2,175	2,191
[2]	State of Israel	5.375%	2/19/30	5,800	5,839

Institutional Short-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2,4]	Tokyo Metropolitan Government	0.750%	7/16/25	21,000	20,769
[4]	Tokyo Metropolitan Government	4.625%	6/1/26	3,840	3,849
Total Sovereign Bonds (Cost $141,551)					142,106
				Shares
Temporary Cash Investments (2.5%)
Money Market Fund (0.1%)
[9]	Vanguard Market Liquidity Fund	4.342%		74,008	7,400
			Maturity Date	Face Amount ($000)
U.S. Government and Agency Obligations (2.4%)
	United States Treasury Bill	4.082%	3/19/26	140,620	135,306
Total Temporary Cash Investments (Cost $142,626)					142,706
Total Investments (99.6%) (Cost $5,745,494)					5,783,591
Other Assets and Liabilities—Net (0.4%)					20,839
Net Assets (100%)					5,804,430
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Securities with a value of $4,547 have been segregated as initial margin for open futures contracts.
2	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
3	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
4	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2025, the aggregate value was $1,328,903, representing 22.9% of net assets.
5	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
6	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of March 31, 2025.
7	Face amount denominated in Australian dollars.
8	Guaranteed by the Republic of Poland.
9	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3M—3-month.
DAC—Designated Activity Company.
REMICS—Real Estate Mortgage Investment Conduits.
SOFR30A—30 Day Average Secured Overnight Financing Rate.

Institutional Short-Term Bond Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	June 2025	1,408	291,698	404
10-Year U.S. Treasury Note	June 2025	93	10,343	73
Long U.S. Treasury Bond	June 2025	20	2,346	46
Ultra 10-Year U.S. Treasury Note	June 2025	185	21,113	247
				770

Short Futures Contracts
5-Year U.S. Treasury Note	June 2025	(1,915)	(207,119)	(916)
AUD 3-Year Treasury Bond	June 2025	(65)	(4,326)	(9)
				(925)
				(155)

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
Toronto-Dominion Bank	4/2/25	AUD	44,853	USD	28,262	—	(236)
JPMorgan Chase Bank, N.A.	4/15/25	EUR	280	USD	303	—	—
State Street Bank & Trust Co.	4/2/25	GBP	246	USD	319	—	(1)
Royal Bank of Canada	4/2/25	USD	28,349	AUD	44,853	323	—
Toronto-Dominion Bank	6/18/25	USD	28,280	AUD	44,853	236	—
JPMorgan Chase Bank, N.A.	6/18/25	USD	304	EUR	280	—	—
State Street Bank & Trust Co.	4/15/25	USD	295	EUR	280	—	(8)
State Street Bank & Trust Co.	6/18/25	USD	319	GBP	246	1	—
BNP Paribas	4/2/25	USD	312	GBP	246	—	(6)
						560	(251)
AUD—Australian dollar.
EUR—euro.
GBP—British pound.
USD—U.S. dollar.
See accompanying Notes, which are an integral part of the Financial Statements.

Institutional Short-Term Bond Fund
Statement of Assets and Liabilities
As of March 31, 2025

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $5,738,094)	5,776,191
Affiliated Issuers (Cost $7,400)	7,400
Total Investments in Securities	5,783,591
Investment in Vanguard	150
Cash	2,008
Foreign Currency, at Value (Cost $1,095)	1,096
Receivables for Accrued Income	38,886
Unrealized Appreciation—Forward Currency Contracts	560
Total Assets	5,826,291
Liabilities
Payables for Investment Securities Purchased	21,489
Payables for Capital Shares Redeemed	2
Payables to Vanguard	71
Variation Margin Payable—Futures Contracts	48
Unrealized Depreciation—Forward Currency Contracts	251
Total Liabilities	21,861
Net Assets	5,804,430
At March 31, 2025, net assets consisted of:

Paid-in Capital	6,261,475
Total Distributable Earnings (Loss)	(457,045)
Net Assets	5,804,430

Net Assets
Applicable to 438,572,609 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	5,804,430
Net Asset Value Per Share	$13.23
See accompanying Notes, which are an integral part of the Financial Statements.

Institutional Short-Term Bond Fund
Statement of Operations

Six Months Ended March 31, 2025
($000)
Investment Income
Income
Interest[1]	132,394
Total Income	132,394
Expenses
The Vanguard Group—Note B
Investment Advisory Services	79
Management and Administrative	415
Marketing and Distribution	51
Custodian Fees	9
Shareholders' Reports and Proxy Fees	10
Trustees’ Fees and Expenses	2
Other Expenses	8
Total Expenses	574
Net Investment Income	131,820
Realized Net Gain (Loss)
Investment Securities Sold[1]	(193)
Futures Contracts	(2,708)
Forward Currency Contracts	2,000
Foreign Currencies	(65)
Realized Net Gain (Loss)	(966)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	(30,446)
Futures Contracts	(44)
Forward Currency Contracts	1,099
Foreign Currencies	(23)
Change in Unrealized Appreciation (Depreciation)	(29,414)
Net Increase (Decrease) in Net Assets Resulting from Operations	101,440
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $1,244, ($13), and ($1), respectively. Purchases and sales are for temporary cash investment purposes.
See accompanying Notes, which are an integral part of the Financial Statements.

Institutional Short-Term Bond Fund
Statement of Changes in Net Assets

	Six Months Ended March 31, 2025	Year Ended September 30, 2024
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	131,820	293,323
Realized Net Gain (Loss)	(966)	(87,302)
Change in Unrealized Appreciation (Depreciation)	(29,414)	284,843
Net Increase (Decrease) in Net Assets Resulting from Operations	101,440	490,864
Distributions
Total Distributions	(132,051)	(295,325)
Capital Share Transactions
Issued	156,729	285,600
Issued in Lieu of Cash Distributions	132,051	295,325
Redeemed	(327,261)	(3,057,025)
Net Increase (Decrease) from Capital Share Transactions	(38,481)	(2,476,100)
Total Increase (Decrease)	(69,092)	(2,280,561)
Net Assets
Beginning of Period	5,873,522	8,154,083
End of Period	5,804,430	5,873,522
See accompanying Notes, which are an integral part of the Financial Statements.

Institutional Short-Term Bond Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended March 31, 2025	Year Ended September 30,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$13.30	$12.92	$13.00	$13.94	$14.06	$13.82
Investment Operations
Net Investment Income[1]	.303	.597	.442	.181	.165	.316
Net Realized and Unrealized Gain (Loss) on Investments	(.069)	.395	(.074)	(.855)	(.070)	.244
Total from Investment Operations	.234	.992	.368	(.674)	.095	.560
Distributions
Dividends from Net Investment Income	(.304)	(.612)	(.448)	(.177)	(.165)	(.320)
Distributions from Realized Capital Gains	—	—	—	(.089)	(.050)	—
Total Distributions	(.304)	(.612)	(.448)	(.266)	(.215)	(.320)
Net Asset Value, End of Period	$13.23	$13.30	$12.92	$13.00	$13.94	$14.06
Total Return	1.79%	7.85%	2.86%	-4.89%	0.68%	4.10%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$5,804	$5,874	$8,154	$9,488	$9,649	$8,256
Ratio of Total Expenses to Average Net Assets	0.02%	0.02%[2]	0.02%[2]	0.02%[2]	0.02%	0.02%
Ratio of Net Investment Income to Average Net Assets	4.60%	4.56%	3.39%	1.35%	1.18%	2.27%
Portfolio Turnover Rate	66%	112%	135%[3]	122%[3]	134%[3]	118%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.02%.
3	Includes 0%, 5%, and 16%, respectively, attributable to mortgage-dollar-roll activity.
See accompanying Notes, which are an integral part of the Financial Statements.

Institutional Short-Term Bond Fund
Notes to Financial Statements
Vanguard Institutional Short-Term Bond Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund has been established by Vanguard as an investment vehicle for certain collective trusts and other accounts managed by Vanguard or its affiliates and qualifying education savings plans. The fund is offered to investors who meet certain administrative and service criteria and invest a minimum of $10 million.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase substantially similar securities in the future at a predetermined price on a predetermined date. The fund forgoes principal and interest paid on the securities sold. In exchange for the forgone principal and interest paid, the fund is compensated by investing the proceeds of the sale, typically in high-quality short-term fixed income securities, and earning interest on such investments. Further the fund receives a lower price on the securities to be repurchased. The fund also enters into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell substantially similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased in the Statement of Assets and Liabilities.
4. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended March 31, 2025, the fund’s average investments in long and short futures contracts represented 5% and 3% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
5. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open

Institutional Short-Term Bond Fund
contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.
During the six months ended March 31, 2025, the fund’s average investment in forward currency contracts represented 1% of net assets, based on the average of the notional amounts at each quarter-end during the period.
6. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
7. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
8. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended March 31, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
9. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At March 31, 2025, the fund had contributed to Vanguard capital in the amount of $150,000, representing less than 0.01% of the fund’s net assets and 0.06% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

Institutional Short-Term Bond Fund
The following table summarizes the market value of the fund's investments and derivatives as of March 31, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	885,210	—	885,210
Asset-Backed/Commercial Mortgage-Backed Securities	—	2,597,369	—	2,597,369
Corporate Bonds	—	2,016,200	—	2,016,200
Sovereign Bonds	—	142,106	—	142,106
Temporary Cash Investments	7,400	135,306	—	142,706
Total	7,400	5,776,191	—	5,783,591

Derivative Financial Instruments
Assets
Futures Contracts[1]	770	—	—	770
Forward Currency Contracts	—	560	—	560
Total	770	560	—	1,330
Liabilities
Futures Contracts[1]	(925)	—	—	(925)
Forward Currency Contracts	—	(251)	—	(251)
Total	(925)	(251)	—	(1,176)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.  At March 31, 2025, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:
Statement of Assets and Liabilities	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Unrealized Appreciation—Futures Contracts[1]	770	—	770
Unrealized Appreciation—Forward Currency Contracts	—	560	560
Total Assets	770	560	1,330

Unrealized Depreciation—Futures Contracts[1]	(925)	—	(925)
Unrealized Depreciation—Forward Currency Contracts	—	(251)	(251)
Total Liabilities	(925)	(251)	(1,176)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the six months ended March 31, 2025, were:
Realized Net Gain (Loss) on Derivatives	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Futures Contracts	(2,708)	—	(2,708)
Forward Currency Contracts	—	2,000	2,000
Realized Net Gain (Loss) on Derivatives	(2,708)	2,000	(708)

Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	(44)	—	(44)
Forward Currency Contracts	—	1,099	1,099
Change in Unrealized Appreciation (Depreciation) on Derivatives	(44)	1,099	1,055

Institutional Short-Term Bond Fund
E.  As of March 31, 2025, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	5,744,979
Gross Unrealized Appreciation	49,664
Gross Unrealized Depreciation	(10,898)
Net Unrealized Appreciation (Depreciation)	38,766
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at September 30, 2024, the fund had available capital losses totaling $492,509,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending September 30, 2025; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
F.  During the six months ended March 31, 2025, the fund purchased $1,775,591,000 of investment securities and sold $1,008,894,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $1,988,565,000 and $2,645,674,000, respectively.
G.  Capital shares issued and redeemed were:
	Six Months Ended March 31, 2025	Year Ended September 30, 2024
	Shares (000)	Shares (000)
Issued	11,827	21,818
Issued in Lieu of Cash Distributions	10,004	22,565
Redeemed	(24,764)	(233,910)
Net Increase (Decrease) in Shares Outstanding	(2,933)	(189,527)
H.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
I.  The fund adopted Accounting Standards Update 2023-07, Segment Reporting - Improvements to Reportable Segment Disclosures. The new guidance did not change how the fund identifies operating segments but did require incremental disclosure of information not previously required. Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
J.  Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.

Institutional Intermediate-Term Bond Fund
Financial Statements (unaudited)
Schedule of Investments
As of March 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (43.7%)
U.S. Government Securities (14.1%)
	United States Treasury Note/Bond	0.750%	4/30/26	100,000	96,531
	United States Treasury Note/Bond	4.875%	4/30/26	250,000	252,148
	United States Treasury Note/Bond	0.750%	5/31/26	215,000	207,005
	United States Treasury Note/Bond	4.875%	5/31/26	170,657	172,257
	United States Treasury Note/Bond	0.875%	6/30/26	100,000	96,219
	United States Treasury Note/Bond	0.625%	7/31/26	156,000	149,248
	United States Treasury Note/Bond	1.875%	7/31/26	90,000	87,553
	United States Treasury Note/Bond	4.375%	7/31/26	131,500	132,157
	United States Treasury Note/Bond	3.875%	3/31/27	1,170	1,170
	United States Treasury Note/Bond	0.500%	4/30/27	111,250	103,741
	United States Treasury Note/Bond	2.625%	5/31/27	148,000	144,092
[1]	United States Treasury Note/Bond	0.500%	6/30/27	267,000	247,642
	United States Treasury Note/Bond	0.625%	11/30/27	85,000	78,027
	United States Treasury Note/Bond	3.875%	11/30/27	85,000	84,960
	United States Treasury Note/Bond	4.250%	1/15/28	200,629	202,510
	United States Treasury Note/Bond	1.250%	4/30/28	182,478	168,621
	United States Treasury Note/Bond	3.500%	4/30/28	59,900	59,207
	United States Treasury Note/Bond	1.250%	5/31/28	164,164	151,339
	United States Treasury Note/Bond	3.625%	5/31/28	119,000	118,014
	United States Treasury Note/Bond	1.250%	6/30/28	151,858	139,686
	United States Treasury Note/Bond	4.000%	6/30/28	49,000	49,161
	United States Treasury Note/Bond	1.000%	7/31/28	162,698	148,055
	United States Treasury Note/Bond	1.125%	8/31/28	120,000	109,425
	United States Treasury Note/Bond	4.375%	8/31/28	100,000	101,469
	United States Treasury Note/Bond	1.250%	9/30/28	134,507	122,906
	United States Treasury Note/Bond	4.875%	10/31/28	50,000	51,594
	United States Treasury Note/Bond	4.375%	11/30/28	100,000	101,562
	United States Treasury Note/Bond	3.750%	12/31/28	270,127	268,565
	United States Treasury Note/Bond	1.750%	1/31/29	226,500	209,159
	United States Treasury Note/Bond	4.250%	2/28/29	155,200	157,043
	United States Treasury Note/Bond	2.375%	3/31/29	40,000	37,719
	United States Treasury Note/Bond	2.875%	4/30/29	60,000	57,628
	United States Treasury Note/Bond	4.625%	4/30/29	70,000	71,827
	United States Treasury Note/Bond	4.250%	1/31/30	123,000	124,595
					4,302,835
Conventional Mortgage-Backed Securities (28.6%)
[2,3]	Fannie Mae Pool	1.290%	2/1/31	3,077	2,612
[2,3]	Fannie Mae Pool	2.370%	12/1/29	11,100	10,175
[2,3]	Fannie Mae Pool	2.640%	9/1/32	3,802	3,352
[2,3]	Fannie Mae Pool	3.000%	3/1/43–3/1/48	11,534	10,181
[2,3]	Fannie Mae Pool	3.500%	7/1/47–2/1/50	18,816	17,116
[2,3]	Fannie Mae Pool	3.540%	7/1/32	4,711	4,424
[2,3]	Fannie Mae Pool	3.560%	9/1/32	6,757	6,349
[2,3]	Fannie Mae Pool	3.580%	9/1/32	9,038	8,491
[2,3]	Fannie Mae Pool	3.830%	8/1/32	5,350	5,119
[2,3]	Fannie Mae Pool	3.890%	10/1/31	9,527	9,181
[2,3]	Fannie Mae Pool	4.340%	9/1/31	2,500	2,469
[2,3]	Fannie Mae Pool	4.360%	1/1/30	55,161	55,076
[2,3]	Fannie Mae Pool	4.480%	12/1/29	57,109	57,305
[2,3]	Fannie Mae Pool	4.490%	12/1/29	16,499	16,563
[2,3]	Fannie Mae Pool	4.510%	5/1/33	19,781	19,721
[2,3]	Fannie Mae Pool	4.530%	1/1/30	20,432	20,529
[2,3]	Fannie Mae Pool	4.600%	11/1/29	9,490	9,563
[2,3]	Fannie Mae Pool	4.620%	4/1/31	4,194	4,215
[2,3]	Fannie Mae Pool	4.630%	5/1/31	8,119	8,147
[2,3]	Fannie Mae Pool	4.650%	9/1/30	14,532	14,640
[2,3]	Fannie Mae Pool	4.710%	2/1/30	20,801	21,065
[2,3]	Fannie Mae Pool	4.750%	2/1/32	20,621	20,895
[2,3]	Fannie Mae Pool	4.860%	5/1/31	5,581	5,669

Institutional Intermediate-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2,3]	Freddie Mac Gold Pool	2.000%	9/1/28–1/1/32	1,278	1,222
[2,3]	Freddie Mac Gold Pool	3.000%	8/1/32–8/1/47	4,914	4,432
[2,3]	Freddie Mac Gold Pool	3.080%	3/1/29	84,400	80,863
[2,3]	Freddie Mac Gold Pool	3.500%	8/1/32–2/1/50	36,494	33,497
[2,3]	Freddie Mac Gold Pool	3.710%	7/1/29	30,326	29,615
[2,3]	Freddie Mac Gold Pool	3.934%	9/1/29	113,971	112,257
[2,3]	Freddie Mac Gold Pool	4.000%	7/1/29–5/1/49	542,322	533,517
[2,3]	Freddie Mac Gold Pool	4.150%	9/1/31	8,268	8,120
[2,3]	Freddie Mac Gold Pool	4.250%	9/1/31	9,376	9,229
[2,3]	Freddie Mac Gold Pool	4.500%	12/1/29–2/1/47	38,953	38,915
[2,3]	Freddie Mac Gold Pool	5.000%	7/1/39–2/1/49	2,716	2,755
[2,3]	Freddie Mac Gold Pool	5.500%	5/1/40	1,222	1,272
[2,3]	Freddie Mac Gold Pool	6.500%	5/1/37	20	22
[2,3]	Freddie Mac Gold Pool	7.000%	5/1/38	41	44
[2]	Ginnie Mae I Pool	2.500%	1/15/43–6/15/43	395	350
[2]	Ginnie Mae I Pool	3.000%	9/15/42–8/15/45	10,000	9,013
[2]	Ginnie Mae I Pool	3.500%	1/15/42–7/15/45	2,887	2,674
[2]	Ginnie Mae I Pool	4.000%	4/15/39–12/15/46	1,936	1,861
[2]	Ginnie Mae I Pool	4.500%	2/15/39–12/15/46	9,506	9,360
[2]	Ginnie Mae I Pool	5.000%	2/15/40–9/15/41	362	367
[2]	Ginnie Mae I Pool	5.500%	2/15/41	75	76
[2]	Ginnie Mae I Pool	6.000%	5/15/36–3/15/40	676	701
[2]	Ginnie Mae II Pool	2.000%	11/20/50–8/20/51	253,813	207,764
[2]	Ginnie Mae II Pool	2.500%	3/20/43–6/20/52	247,670	210,985
[2]	Ginnie Mae II Pool	3.000%	3/20/27–4/20/52	247,167	219,994
[2]	Ginnie Mae II Pool	3.500%	9/20/47–2/20/53	196,449	180,296
[2]	Ginnie Mae II Pool	4.000%	2/20/34–10/20/52	148,659	140,478
[2]	Ginnie Mae II Pool	4.500%	4/20/48–2/20/53	166,673	161,296
[2]	Ginnie Mae II Pool	5.000%	4/20/40–12/20/54	222,874	220,352
[2,4]	Ginnie Mae II Pool	5.500%	4/20/40–4/15/55	286,238	289,296
[2]	Ginnie Mae II Pool	6.000%	2/20/41–10/20/54	159,739	164,293
[2]	Ginnie Mae II Pool	6.500%	9/20/53–1/20/55	88,282	91,935
[2,4]	Ginnie Mae II Pool	7.000%	4/15/55	9,250	9,547
[2,3]	UMBS Pool	1.500%	3/1/36–7/1/51	333,069	269,638
[2,3]	UMBS Pool	2.000%	5/1/28–3/1/52	1,384,836	1,140,572
[2,3]	UMBS Pool	2.500%	12/1/35–5/1/52	986,735	841,858
[2,3,4]	UMBS Pool	3.000%	7/1/32–6/25/55	611,195	544,805
[2,3]	UMBS Pool	3.500%	11/1/31–1/1/53	385,651	353,994
[2,3]	UMBS Pool	4.000%	5/1/32–5/1/53	352,204	333,737
[2,3,4]	UMBS Pool	4.500%	12/1/39–2/1/54	321,467	313,059
[2,3,4]	UMBS Pool	5.000%	6/1/39–4/25/55	397,303	393,048
[2,3,4]	UMBS Pool	5.500%	12/1/38–4/25/55	594,247	598,781
[2,3,4]	UMBS Pool	6.000%	10/1/52–4/25/55	505,308	518,097
[2,3,4]	UMBS Pool	6.500%	9/1/36–4/25/55	245,424	255,560
[2,3,4]	UMBS Pool	7.000%	10/1/37–4/25/55	55,875	58,429
					8,730,833
Nonconventional Mortgage-Backed Securities (1.0%)
[2,3]	Fannie Mae REMICS	1.750%	9/25/49	127,202	107,238
[2,3]	Fannie Mae REMICS	2.000%	3/25/50	9,386	7,866
[2,3]	Fannie Mae REMICS	3.000%	12/25/44	1,311	1,185
[2,3]	Fannie Mae REMICS	4.500%	8/25/49	12,815	12,591
[2,3]	Freddie Mac REMICS	0.750%	10/25/44	10,152	7,967
[2,3]	Freddie Mac REMICS	1.750%	5/25/51	45,633	37,081
[2,3]	Freddie Mac REMICS	2.500%	12/25/48	58,485	51,126
[2,3]	Freddie Mac REMICS	4.500%	10/15/41	31,310	30,917
[2]	Ginnie Mae REMICS	1.250%	4/20/51	11,039	8,611
[2]	Ginnie Mae REMICS	1.500%	4/20/51–5/20/51	10,927	9,083
[2]	Ginnie Mae REMICS	2.500%	7/20/50	52,588	45,498
					319,163
Total U.S. Government and Agency Obligations (Cost $13,474,295)					13,352,831
Asset-Backed/Commercial Mortgage-Backed Securities (21.3%)
[2]	Ally Auto Receivables Trust Series 2022-1	3.450%	6/15/27	8,070	7,991
[2]	Ally Auto Receivables Trust Series 2023-1	5.460%	5/15/28	26,900	27,110
[2]	Ally Auto Receivables Trust Series 2023-1	5.270%	11/15/28	5,780	5,879
[2]	Ally Auto Receivables Trust Series 2024-1	4.940%	10/15/29	13,020	13,172
[2]	Ally Auto Receivables Trust Series 2024-2	4.140%	7/16/29	9,570	9,522
[2]	Ally Auto Receivables Trust Series 2024-2	4.140%	10/15/30	5,280	5,231
[2,5]	Ally Bank Auto Credit-Linked Notes Series 2024-A	5.681%	5/17/32	2,024	2,053

Institutional Intermediate-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2,5]	Ally Bank Auto Credit-Linked Notes Series 2024-B	4.970%	9/15/32	3,331	3,352
[2]	American Express Credit Account Master Trust Series 2023-2	4.800%	5/15/30	29,830	30,152
[2]	American Express Credit Account Master Trust Series 2023-4	5.150%	9/15/30	30,790	31,664
[2]	American Express Credit Account Master Trust Series 2024-2	5.240%	4/15/31	29,970	30,979
[2,5]	American Heritage Auto Receivables Trust Series 2024-1A	4.900%	9/17/29	4,700	4,732
[2,5]	American Heritage Auto Receivables Trust Series 2024-1A	5.070%	6/17/30	2,650	2,677
[2]	AmeriCredit Automobile Receivables Trust Series 2024-1	5.430%	1/18/29	19,020	19,235
[2,5]	AMSR Trust Series 2024-SFR2	4.150%	11/17/41	10,080	9,771
[2,5]	ARI Fleet Lease Trust Series 2022-A	3.430%	1/15/31	2,044	2,038
[2,5]	ARI Fleet Lease Trust Series 2024-B	5.260%	4/15/33	5,620	5,712
[2,5]	ARI Fleet Lease Trust Series 2025-A	4.460%	1/17/34	6,700	6,681
[2,5]	Avis Budget Rental Car Funding AESOP LLC Series 2023-5A	5.780%	4/20/28	8,450	8,625
[2,5]	Avis Budget Rental Car Funding AESOP LLC Series 2023-7A	5.900%	8/21/28	7,170	7,353
[2,5]	Avis Budget Rental Car Funding AESOP LLC Series 2023-8A	6.020%	2/20/30	17,770	18,546
[2,5]	Avis Budget Rental Car Funding AESOP LLC Series 2024-1A	5.360%	6/20/30	10,560	10,778
[2,5]	Avis Budget Rental Car Funding AESOP LLC Series 2024-3A	5.230%	12/20/30	11,470	11,650
[2]	BA Credit Card Trust Series 2023-A1	4.790%	5/15/28	21,520	21,617
[2]	BANK Series 2017-BNK4	3.625%	5/15/50	280	273
[2]	BANK Series 2017-BNK6	3.254%	7/15/60	4,288	4,153
[2]	BANK Series 2017-BNK6	3.518%	7/15/60	1,110	1,078
[2]	BANK Series 2017-BNK7	3.175%	9/15/60	11,540	11,153
[2]	BANK Series 2017-BNK8	3.488%	11/15/50	1,370	1,301
[2]	BANK Series 2018-BNK10	3.641%	2/15/61	571	564
[2]	BANK Series 2018-BNK15	4.407%	11/15/61	1,590	1,570
[2]	BANK Series 2019-BNK16	4.005%	2/15/52	9,590	9,275
[2]	BANK Series 2019-BNK23	2.920%	12/15/52	15,870	14,537
[2]	BANK Series 2019-BNK24	2.960%	11/15/62	14,280	13,157
[2]	BANK Series 2020-BNK30	1.673%	12/15/53	5,050	4,650
[2]	BANK Series 2021-BNK35	2.285%	6/15/64	4,150	3,553
[2]	BANK Series 2022-BNK40	3.393%	3/15/64	16,085	14,551
[2]	BANK Series 2022-BNK40	3.393%	3/15/64	14,820	14,059
[2]	BANK Series 2022-BNK40	3.393%	3/15/64	1,580	1,398
[2]	BANK Series 2022-BNK41	3.790%	4/15/65	5,220	4,839
[2]	BANK Series 2022-BNK43	4.399%	8/15/55	22,550	21,622
[2]	BANK Series 2024-5YR7	5.769%	6/15/57	34,646	35,811
[2]	BANK Series 2024-5YR9	5.614%	8/15/57	18,740	19,270
[2]	BANK Series 2024-BNK47	5.716%	6/15/57	28,220	29,520
[2]	BANK Series 2024-BNK48	5.053%	10/15/57	28,610	28,595
[2]	BANK Series 2025-BNK49	5.623%	3/15/58	53,620	55,705
[2]	BANK Series 2025-BNK49	6.025%	3/15/58	16,090	16,689
[2,5]	Bank of America Auto Trust Series 2023-1A	5.530%	2/15/28	12,222	12,310
[2,5]	Bank of America Auto Trust Series 2023-1A	5.390%	7/16/29	9,570	9,716
[2,5]	Bank of America Auto Trust Series 2023-2A	5.660%	11/15/29	7,725	7,900
[2,5]	Bank of America Auto Trust Series 2024-1A	5.310%	6/17/30	5,600	5,717
[2]	Bank of America Merrill Lynch Commercial Mortgage Trust Series 2017-BNK3	3.574%	2/15/50	330	322
[2]	Barclays Commercial Mortgage Trust Series 2019-C3	3.583%	5/15/52	11,890	11,385
[2]	Barclays Commercial Mortgage Trust Series 2019-C5	3.063%	11/15/52	13,010	12,077
[2]	BBCMS Mortgage Trust Series 2018-C2	4.314%	12/15/51	14,750	14,534
[2]	BBCMS Mortgage Trust Series 2020-C6	2.639%	2/15/53	2,515	2,269
[2]	BBCMS Mortgage Trust Series 2020-C8	2.040%	10/15/53	1,700	1,463
[2]	BBCMS Mortgage Trust Series 2021-C9	2.299%	2/15/54	7,100	6,205
[2]	BBCMS Mortgage Trust Series 2021-C11	2.322%	9/15/54	3,230	2,780
[2]	BBCMS Mortgage Trust Series 2022-C15	3.684%	4/15/55	9,864	9,449
[2]	BBCMS Mortgage Trust Series 2022-C16	4.600%	6/15/55	13,320	13,024
[2]	BBCMS Mortgage Trust Series 2022-C17	4.441%	9/15/55	5,750	5,568
[2]	BBCMS Mortgage Trust Series 2023-C22	6.804%	11/15/56	2,600	2,912
[2]	BBCMS Mortgage Trust Series 2024-5C29	5.208%	9/15/57	5,950	6,028
[2]	BBCMS Mortgage Trust Series 2024-C24	5.419%	2/15/57	9,138	9,355
[2]	BBCMS Mortgage Trust Series 2024-C24	5.867%	2/15/57	4,530	4,668
[2]	BBCMS Mortgage Trust Series 2024-C26	5.829%	5/15/57	12,610	13,266
[2]	BBCMS Mortgage Trust Series 2024-C28	5.403%	9/15/57	5,050	5,164
[2]	BBCMS Mortgage Trust Series 2024-C30	5.532%	11/15/57	24,280	25,023
[2]	BBCMS Mortgage Trust Series 2024-C30	5.831%	11/15/57	14,070	14,497
[2]	BBCMS Mortgage Trust Series 2025-C32	5.720%	2/15/62	43,360	45,366
[2]	BBCMS Trust Series 2021-C10	2.492%	7/15/54	28,720	25,293
[2]	Benchmark Mortgage Trust Series 2018-B1	3.666%	1/15/51	9,020	8,741
[2]	Benchmark Mortgage Trust Series 2018-B8	3.963%	1/15/52	1,100	1,073
[2]	Benchmark Mortgage Trust Series 2020-B19	1.745%	9/15/53	7,163	6,598
[2]	Benchmark Mortgage Trust Series 2020-B21	1.798%	12/17/53	4,400	4,087
[2]	Benchmark Mortgage Trust Series 2021-B29	2.205%	9/15/54	9,540	8,701

Institutional Intermediate-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Benchmark Mortgage Trust Series 2022-B36	4.470%	7/15/55	22,810	21,965
[2]	Benchmark Mortgage Trust Series 2023-B38	5.525%	4/15/56	10,416	10,723
[2]	Benchmark Mortgage Trust Series 2024-V6	5.926%	3/15/57	9,700	10,061
[2]	Benchmark Mortgage Trust Series 2024-V8	6.189%	7/15/57	16,810	17,615
[2]	Benchmark Mortgage Trust Series 2024-V10	5.277%	9/15/57	7,940	8,065
[2]	BMO Mortgage Trust Series 2023-C7	6.160%	12/15/56	15,510	16,634
[2]	BMO Mortgage Trust Series 2024-5C3	5.739%	2/15/57	9,790	10,061
[2]	BMO Mortgage Trust Series 2024-5C4	6.526%	5/15/57	10,250	10,857
[2]	BMO Mortgage Trust Series 2024-5C8	5.625%	12/15/57	31,450	32,362
[2]	BMO Mortgage Trust Series 2024-C8	5.598%	3/15/57	25,070	25,907
[2]	BMO Mortgage Trust Series 2024-C8	5.911%	3/15/57	3,070	3,158
[2]	BMO Mortgage Trust Series 2024-C9	5.759%	7/15/57	40,580	42,440
[2]	BMO Mortgage Trust Series 2024-C10	5.478%	11/15/57	10,740	11,025
[2]	BMO Mortgage Trust Series 2025-C11	5.687%	2/15/58	40,230	41,931
[2]	BMO Mortgage Trust Series 2025-C11	5.978%	2/15/58	10,730	11,247
[2]	BMW Vehicle Lease Trust Series 2023-2	5.980%	2/25/27	8,490	8,591
[2]	BMW Vehicle Owner Trust Series 2022-A	3.440%	12/26/28	11,800	11,704
[2]	BMW Vehicle Owner Trust Series 2023-A	5.250%	11/26/29	6,930	7,047
[2]	BMW Vehicle Owner Trust Series 2024-A	5.040%	4/25/31	9,040	9,204
[2]	Capital One Multi-Asset Execution Trust Series 2019-A3	2.060%	8/15/28	9,340	9,059
[2]	Capital One Multi-Asset Execution Trust Series 2023-A1	4.420%	5/15/28	10,550	10,554
[2]	Capital One Prime Auto Receivables Trust Series 2022-2	3.690%	12/15/27	2,000	1,983
[2]	Capital One Prime Auto Receivables Trust Series 2023-1	4.760%	8/15/28	6,820	6,865
[2]	Capital One Prime Auto Receivables Trust Series 2023-2	5.820%	6/15/28	30,800	31,236
[2]	Capital One Prime Auto Receivables Trust Series 2023-2	5.740%	11/15/28	20,300	20,765
[2]	Capital One Prime Auto Receivables Trust Series 2024-1	4.620%	7/16/29	30,670	30,799
[2]	Capital One Prime Auto Receivables Trust Series 2024-1	4.660%	1/15/30	2,500	2,515
[2]	CarMax Auto Owner Trust Series 2022-1	1.700%	8/16/27	10,070	9,802
[2]	CarMax Auto Owner Trust Series 2022-2	3.620%	9/15/27	9,600	9,503
[2]	CarMax Auto Owner Trust Series 2023-1	4.980%	1/16/29	3,340	3,360
[2]	CarMax Auto Owner Trust Series 2023-2	5.010%	11/15/28	3,720	3,757
[2]	CarMax Auto Owner Trust Series 2023-3	5.280%	5/15/28	21,670	21,834
[2]	CarMax Auto Owner Trust Series 2023-3	5.260%	2/15/29	16,460	16,731
[2]	CarMax Auto Owner Trust Series 2023-4	5.960%	5/15/29	19,800	20,452
[2]	CarMax Auto Owner Trust Series 2024-1	4.920%	10/16/28	8,680	8,738
[2]	CarMax Auto Owner Trust Series 2024-1	4.940%	8/15/29	4,090	4,142
[2]	CarMax Auto Owner Trust Series 2024-4	4.600%	10/15/29	21,950	22,038
[2]	CarMax Auto Owner Trust Series 2024-4	4.640%	4/15/30	4,290	4,308
[2]	CarMax Auto Owner Trust Series 2025-1	4.840%	1/15/30	30,750	31,071
[2]	CarMax Auto Owner Trust Series 2025-1	5.110%	9/16/30	1,550	1,571
[2]	Carvana Auto Receivables Trust Series 2021-P3	0.700%	11/10/26	1,384	1,379
[2]	Carvana Auto Receivables Trust Series 2021-P3	1.030%	6/10/27	8,360	8,161
[2]	Carvana Auto Receivables Trust Series 2022-P1	3.350%	2/10/27	1,390	1,386
[2]	Carvana Auto Receivables Trust Series 2024-P4	4.640%	1/10/30	12,210	12,241
[2]	Carvana Auto Receivables Trust Series 2024-P4	4.740%	12/10/30	14,100	14,168
[2,5]	CCG Receivables Trust Series 2025-1	4.480%	10/14/32	7,640	7,646
[2]	CCUBS Commercial Mortgage Trust Series 2017-C1	3.283%	11/15/50	5,000	4,794
[2]	CD Mortgage Trust Series 2016-CD1	2.459%	8/10/49	6,249	6,071
[2]	CD Mortgage Trust Series 2017-CD4	3.514%	5/10/50	480	459
[2]	CD Mortgage Trust Series 2017-CD5	3.684%	8/15/50	3,090	2,963
[2]	CD Mortgage Trust Series 2017-CD6	3.709%	11/13/50	1,450	1,383
[2]	CD Mortgage Trust Series 2018-CD7	4.013%	8/15/51	4,024	3,918
[2]	CFCRE Commercial Mortgage Trust Series 2016-C4	3.283%	5/10/58	3,376	3,325
[2,5]	Chase Auto Owner Trust Series 2024-1A	5.130%	5/25/29	10,050	10,167
[2,5]	Chase Auto Owner Trust Series 2024-1A	5.050%	10/25/29	6,300	6,426
[2,5]	Chase Auto Owner Trust Series 2024-2A	5.480%	11/26/29	14,940	15,359
[2,5]	Chase Auto Owner Trust Series 2024-2A	5.550%	1/25/30	4,480	4,607
[2,5]	Chase Auto Owner Trust Series 2024-3A	5.080%	12/25/29	15,600	15,868
[2,5]	Chase Auto Owner Trust Series 2024-4A	4.950%	3/25/30	10,960	11,132
[2]	Chase Issuance Trust Series 2024-A2	4.630%	1/15/31	19,700	19,889
[2]	Citigroup Commercial Mortgage Trust Series 2015-GC31	3.762%	6/10/48	2,275	2,262
[2]	Citigroup Commercial Mortgage Trust Series 2016-GC37	3.314%	4/10/49	4,000	3,940
[2]	Citigroup Commercial Mortgage Trust Series 2017-C4	3.471%	10/12/50	710	688
[2]	Citigroup Commercial Mortgage Trust Series 2017-P8	3.203%	9/15/50	4,560	4,428
[2]	Citigroup Commercial Mortgage Trust Series 2018-B2	4.009%	3/10/51	5,620	5,487
[2]	Citigroup Commercial Mortgage Trust Series 2018-C5	4.228%	6/10/51	65	64
[2]	Citigroup Commercial Mortgage Trust Series 2019-C7	3.042%	12/15/72	8,223	7,924
[2]	Citigroup Commercial Mortgage Trust Series 2019-C7	3.102%	12/15/72	29,719	27,523
[2,5]	Citigroup Mortgage Loan Trust Series 2024-INV2	6.500%	6/25/54	31,172	31,865
[2,5]	Citigroup Mortgage Loan Trust Series 2025-INV1	6.000%	1/25/55	60,299	60,811

Institutional Intermediate-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2,5]	Citizens Auto Receivables Trust Series 2023-1	5.780%	10/15/30	23,800	24,231
[2,5]	Citizens Auto Receivables Trust Series 2024-1	5.030%	10/15/30	4,910	4,963
[2,5]	Citizens Auto Receivables Trust Series 2024-2	5.260%	4/15/31	11,570	11,786
[2]	CNH Equipment Trust Series 2022-A	3.030%	3/15/29	2,610	2,553
[2]	CNH Equipment Trust Series 2023-A	4.810%	8/15/28	15,440	15,501
[2]	CNH Equipment Trust Series 2023-A	4.770%	10/15/30	4,920	4,954
[2]	CNH Equipment Trust Series 2023-B	5.600%	2/15/29	31,180	31,703
[2]	CNH Equipment Trust Series 2024-A	4.800%	7/15/31	7,750	7,823
[2]	COMM Mortgage Trust Series 2019-GC44	2.950%	8/15/57	11,210	10,289
[2,5,6]	Connecticut Avenue Securities Trust Series 2025-R02, SOFR30A + 1.000%	5.336%	2/25/45	8,286	8,278
[2]	CSAIL Commercial Mortgage Trust Series 2015-C4	3.808%	11/15/48	857	851
[2]	CSAIL Commercial Mortgage Trust Series 2016-C7	3.210%	11/15/49	3,283	3,240
[2]	CSAIL Commercial Mortgage Trust Series 2016-C7	3.502%	11/15/49	2,713	2,637
[2]	CSAIL Commercial Mortgage Trust Series 2017-C8	3.392%	6/15/50	8,560	8,268
[2]	CSAIL Commercial Mortgage Trust Series 2019-C17	2.763%	9/15/52	1,500	1,382
[2]	CSAIL Commercial Mortgage Trust Series 2019-C18	2.968%	12/15/52	17,500	16,011
[2]	CSAIL Commercial Mortgage Trust Series 2020-C19	2.561%	3/15/53	4,500	3,993
[2]	DBJPM Mortgage Trust Series 2020-C9	1.926%	8/15/53	15,269	13,216
[2,5]	Dell Equipment Finance Trust Series 2024-2	4.590%	8/22/30	6,380	6,397
[2]	Discover Card Execution Note Trust Series 2023-A2	4.930%	6/15/28	36,750	37,006
[2,5]	DLLAA LLC Series 2023-1A	5.730%	10/20/31	8,020	8,264
[2,5]	DLLAA LLC Series 2025-1A	4.950%	9/20/29	9,550	9,668
[2,5]	DLLAA LLC Series 2025-1A	5.080%	4/20/33	4,660	4,744
[2,5]	DLLAD LLC Series 2024-1A	5.300%	7/20/29	4,840	4,918
[2,5]	DLLST LLC Series 2024-1A	4.930%	4/22/30	3,020	3,039
[2,5,6]	Edsouth Indenture No. 9 LLC Series 2015-1, SOFR30A + 0.914%	5.254%	10/25/56	82	82
[2,5]	Enterprise Fleet Financing LLC Series 2024-3	4.980%	8/21/28	5,640	5,713
[2,5]	Enterprise Fleet Financing LLC Series 2024-3	5.060%	3/20/31	4,050	4,122
[2,5]	Enterprise Fleet Financing LLC Series 2024-4	4.560%	11/20/28	7,260	7,278
[2,5]	Enterprise Fleet Financing LLC Series 2024-4	4.700%	6/20/31	7,400	7,431
[2,5]	Enterprise Fleet Financing LLC Series 2025-1	4.820%	2/20/29	5,650	5,695
[2,5]	Enterprise Fleet Financing LLC Series 2025-1	4.970%	9/22/31	7,910	8,024
[2,3]	Fannie Mae-Aces Series 2024-M5	4.720%	10/25/33	83,550	84,425
[2,3]	Fannie Mae-Aces Series 2025-M1	4.800%	1/25/32	61,197	62,080
[2,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K533	4.230%	12/25/29	2,500	2,486
[2]	Fifth Third Auto Trust Series 2023-1	5.520%	2/17/31	20,880	21,328
[2]	First National Master Note Trust Series 2023-1	5.130%	4/15/29	15,370	15,458
[2]	First National Master Note Trust Series 2023-2	5.770%	9/15/29	8,850	9,016
[2]	First National Master Note Trust Series 2024-1	5.340%	5/15/30	20,520	20,882
[2]	First National Master Note Trust Series 2025-1	4.850%	2/15/30	31,640	31,969
[2]	FIVE Mortgage Trust Series 2023-V1	5.668%	2/10/56	1,800	1,836
[2]	Ford Credit Auto Lease Trust Series 2024-A	5.050%	6/15/27	5,360	5,389
[2]	Ford Credit Auto Lease Trust Series 2024-B	5.180%	2/15/28	6,280	6,335
[2]	Ford Credit Auto Lease Trust Series 2025-A	4.780%	2/15/29	8,250	8,308
[2]	Ford Credit Auto Lease Trust Series 2025-A	4.960%	2/15/29	3,850	3,874
[2,5]	Ford Credit Auto Owner Trust Series 2022-1	3.880%	11/15/34	20,470	20,256
[2]	Ford Credit Auto Owner Trust Series 2022-B	3.930%	8/15/27	12,000	11,951
[2]	Ford Credit Auto Owner Trust Series 2022-D	5.300%	3/15/28	7,340	7,424
[2,5]	Ford Credit Auto Owner Trust Series 2023-1	4.850%	8/15/35	18,100	18,299
[2,5]	Ford Credit Auto Owner Trust Series 2023-2	5.280%	2/15/36	19,210	19,666
[2]	Ford Credit Auto Owner Trust Series 2023-A	4.560%	12/15/28	6,520	6,541
[2]	Ford Credit Auto Owner Trust Series 2023-B	5.230%	5/15/28	26,520	26,724
[2]	Ford Credit Auto Owner Trust Series 2023-B	5.060%	2/15/29	7,760	7,860
[2]	Ford Credit Auto Owner Trust Series 2023-C	5.490%	5/15/29	13,000	13,310
[2,5]	Ford Credit Auto Owner Trust Series 2024-1	4.870%	8/15/36	16,280	16,477
[2]	Ford Credit Auto Owner Trust Series 2024-A	5.010%	9/15/29	13,300	13,505
[2]	Ford Credit Auto Owner Trust Series 2024-B	4.960%	5/15/30	13,120	13,335
[2]	Ford Credit Auto Owner Trust Series 2024-D	4.610%	8/15/29	35,370	35,597
[2]	Ford Credit Auto Owner Trust Series 2024-D	4.660%	9/15/30	4,370	4,410
[2]	Ford Credit Auto Owner Trust Series 2024-D	4.880%	9/15/30	3,830	3,870
[2,5]	Ford Credit Auto Owner Trust Series 2025-1	5.010%	8/15/37	17,110	17,306
[2]	Ford Credit Auto Owner Trust Series 2025-A	4.890%	2/15/31	16,350	16,415
[2,5]	Ford Credit Floorplan Master Owner Trust A Series 2023-1	4.920%	5/15/28	25,430	25,540
[2,5]	Ford Credit Floorplan Master Owner Trust A Series 2024-1	5.290%	4/15/29	30,700	31,230
[2,5]	Ford Credit Floorplan Master Owner Trust A Series 2024-3	4.300%	9/15/29	28,550	28,482
[2,5]	Ford Credit Floorplan Master Owner Trust A Series 2024-4	4.400%	9/15/31	20,040	19,978
[2,3,5,6]	Freddie Mac STACR REMICS Trust Series 2025-HQA1, SOFR30A + 0.950%	5.290%	2/25/45	10,489	10,457
[2,5]	GCAT Trust Series 2022-INV3	4.000%	8/25/52	32,119	29,189
[2,5]	GCAT Trust Series 2022-INV3	4.500%	8/25/52	21,745	20,342
[2,5]	GCAT Trust Series 2024-INV4	5.500%	12/25/54	21,403	21,414

Institutional Intermediate-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2,5]	GCAT Trust Series 2024-INV4	6.000%	12/25/54	63,620	64,152
[2,5]	GCAT Trust Series 2025-INV1	6.000%	2/25/55	88,505	89,355
[2,5]	GCAT Trust Series 2025-INV1	6.000%	2/25/55	54,841	55,343
[2]	GM Financial Automobile Leasing Trust Series 2025-1	4.700%	2/20/29	13,880	13,936
[2]	GM Financial Automobile Leasing Trust Series 2025-1	4.890%	2/20/29	9,560	9,608
[2]	GM Financial Consumer Automobile Receivables Trust Series 2022-1	1.510%	4/17/28	6,980	6,834
[2]	GM Financial Consumer Automobile Receivables Trust Series 2022-2	3.250%	4/17/28	9,090	8,972
[2]	GM Financial Consumer Automobile Receivables Trust Series 2022-4	4.880%	8/16/28	5,260	5,283
[2]	GM Financial Consumer Automobile Receivables Trust Series 2023-1	4.590%	7/17/28	2,010	2,018
[2]	GM Financial Consumer Automobile Receivables Trust Series 2023-2	4.430%	10/16/28	6,130	6,133
[2]	GM Financial Consumer Automobile Receivables Trust Series 2023-3	5.450%	6/16/28	24,840	25,035
[2]	GM Financial Consumer Automobile Receivables Trust Series 2023-3	5.340%	12/18/28	13,860	14,085
[2]	GM Financial Consumer Automobile Receivables Trust Series 2023-4	5.780%	8/16/28	13,000	13,169
[2]	GM Financial Consumer Automobile Receivables Trust Series 2024-1	4.860%	6/18/29	5,900	5,969
[2]	GM Financial Consumer Automobile Receivables Trust Series 2024-2	5.040%	9/17/29	10,940	11,125
[2]	GM Financial Consumer Automobile Receivables Trust Series 2024-4	4.440%	4/16/30	9,070	9,081
[2]	GM Financial Consumer Automobile Receivables Trust Series 2025-1	4.730%	8/16/30	11,170	11,298
[2]	GM Financial Consumer Automobile Receivables Trust Series 2025-1	5.000%	8/16/30	1,600	1,617
[2,5]	GM Financial Revolving Receivables Trust Series 2023-1	5.120%	4/11/35	24,970	25,413
[2,5]	GM Financial Revolving Receivables Trust Series 2023-2	5.770%	8/11/36	28,020	29,237
[2,5]	GM Financial Revolving Receivables Trust Series 2024-1	4.980%	12/11/36	11,540	11,729
[2,5]	GM Financial Revolving Receivables Trust Series 2025-1	4.800%	12/11/37	2,590	2,592
[2,5]	GM Financial Revolving Receivables Trust Series 2025-A	5.070%	11/12/37	5,840	5,927
[2,5]	GMF Floorplan Owner Revolving Trust Series 2023-1	5.340%	6/15/28	23,690	23,923
[2,5]	GMF Floorplan Owner Revolving Trust Series 2023-2	5.340%	6/15/30	18,390	18,861
[2,5]	GMF Floorplan Owner Revolving Trust Series 2024-1A	5.130%	3/15/29	27,580	27,935
[2,5]	GMF Floorplan Owner Revolving Trust Series 2024-2A	5.060%	3/15/31	25,300	25,736
[2,5]	GMF Floorplan Owner Revolving Trust Series 2024-3A	4.680%	11/15/28	21,650	21,710
[2,5]	GMF Floorplan Owner Revolving Trust Series 2024-3A	4.920%	11/15/28	2,540	2,547
[2,5]	GMF Floorplan Owner Revolving Trust Series 2024-4A	4.730%	11/15/29	39,480	39,678
[2,5]	GMF Floorplan Owner Revolving Trust Series 2024-4A	4.980%	11/15/29	3,430	3,442
[2,5]	GMF Floorplan Owner Revolving Trust Series 2025-1A	4.790%	3/15/29	4,370	4,370
[2,5]	GMF Floorplan Owner Revolving Trust Series 2025-2A	4.910%	3/15/30	6,950	6,950
[2,5]	Golden Credit Card Trust Series 2021-1A	1.140%	8/15/28	31,180	29,824
[2,5]	GreatAmerica Leasing Receivables Funding LLC Series 2024-1	4.980%	1/18/28	13,040	13,130
[2,5]	GreatAmerica Leasing Receivables Funding LLC Series 2024-2	5.020%	5/15/31	9,430	9,592
[2,5]	GreatAmerica Leasing Receivables Funding LLC Series 2025-1	4.490%	4/16/29	6,820	6,822
[2,5]	GreenState Auto Receivables Trust Series 2024-1A	5.190%	1/16/29	12,260	12,367
[2]	GS Mortgage Securities Trust Series 2018-GS10	4.155%	7/10/51	720	694
[2]	GS Mortgage Securities Trust Series 2019-GC38	3.968%	2/10/52	2,600	2,503
[2]	GS Mortgage Securities Trust Series 2020-GC45	2.911%	2/13/53	5,441	5,018
[2]	GS Mortgage Securities Trust Series 2020-GC47	2.377%	5/12/53	11,603	10,297
[2]	GS Mortgage Securities Trust Series 2020-GSA2	2.012%	12/12/53	9,640	8,207
[2]	Harley-Davidson Motorcycle Trust Series 2023-B	5.780%	4/15/31	11,340	11,616
[2,5]	Hertz Vehicle Financing LLC Series 2022-2A	2.330%	6/26/28	3,000	2,861
[2]	Honda Auto Receivables Owner Trust Series 2023-1	4.970%	6/21/29	6,870	6,915
[2]	Honda Auto Receivables Owner Trust Series 2023-2	4.930%	11/15/27	7,660	7,689
[2]	Honda Auto Receivables Owner Trust Series 2023-2	4.910%	9/17/29	11,050	11,139
[2]	Honda Auto Receivables Owner Trust Series 2023-3	5.410%	2/18/28	22,890	23,077
[2]	Honda Auto Receivables Owner Trust Series 2023-3	5.300%	12/18/29	18,750	19,015
[2]	Honda Auto Receivables Owner Trust Series 2024-1	5.170%	5/15/30	21,820	22,157
[2]	Honda Auto Receivables Owner Trust Series 2024-2	5.210%	7/18/30	22,160	22,593
[2]	Honda Auto Receivables Owner Trust Series 2024-4	4.330%	5/15/29	32,680	32,652
[2]	Honda Auto Receivables Owner Trust Series 2024-4	4.350%	12/16/30	3,050	3,047
[2,5]	Houston Galleria Mall Trust Series 2025-HGLR	5.462%	2/5/45	28,140	28,503
[2,5]	HPEFS Equipment Trust Series 2024-2A	5.360%	10/20/31	5,970	6,027
[2,5]	Hudson Yards Mortgage Trust Series 2025-SPRL	5.467%	1/13/40	6,040	6,145
[2,5]	Hyundai Auto Lease Securitization Trust Series 2023-C	5.840%	9/15/27	7,545	7,633
[2,5]	Hyundai Auto Lease Securitization Trust Series 2024-A	5.070%	2/15/28	5,980	6,022
[2,5]	Hyundai Auto Lease Securitization Trust Series 2024-B	5.390%	3/15/28	8,540	8,651
[2,5]	Hyundai Auto Lease Securitization Trust Series 2024-C	4.620%	4/17/28	5,890	5,905
[2,5]	Hyundai Auto Lease Securitization Trust Series 2024-C	4.970%	2/15/29	2,990	3,011
[2,5]	Hyundai Auto Lease Securitization Trust Series 2025-A	4.830%	1/18/28	19,210	19,336
[2,5]	Hyundai Auto Lease Securitization Trust Series 2025-A	4.900%	1/16/29	7,280	7,347
[2,5]	Hyundai Auto Lease Securitization Trust Series 2025-A	5.150%	6/15/29	5,060	5,120
[2]	Hyundai Auto Receivables Trust Series 2023-A	4.480%	7/17/28	8,810	8,805
[2]	Hyundai Auto Receivables Trust Series 2023-B	5.480%	4/17/28	21,700	21,873
[2]	Hyundai Auto Receivables Trust Series 2023-B	5.310%	8/15/29	6,930	7,040
[2]	Hyundai Auto Receivables Trust Series 2023-C	5.550%	12/17/29	11,320	11,573
[2]	Hyundai Auto Receivables Trust Series 2024-A	4.990%	2/15/29	13,710	13,836

Institutional Intermediate-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Hyundai Auto Receivables Trust Series 2024-A	4.920%	1/15/31	11,160	11,318
[2]	Hyundai Auto Receivables Trust Series 2024-C	4.440%	1/15/31	7,030	7,029
[2]	Hyundai Auto Receivables Trust Series 2025-A	4.610%	4/15/31	4,160	4,139
[2,5]	IRV Trust Series 2025-200P	5.295%	3/14/47	14,910	14,855
[2]	John Deere Owner Trust Series 2023-B	5.180%	3/15/28	13,840	13,922
[2]	John Deere Owner Trust Series 2023-B	5.110%	5/15/30	7,620	7,718
[2]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2016-JP3	2.870%	8/15/49	1,525	1,477
[2,5]	JP Morgan Mortgage Trust Series 2021-INV4	3.000%	1/25/52	24,425	20,898
[2,5]	JP Morgan Mortgage Trust Series 2021-INV6	3.000%	4/25/52	22,872	19,569
[2]	JPMBB Commercial Mortgage Securities Trust Series 2015-C32	3.598%	11/15/48	1,788	1,769
[2]	JPMDB Commercial Mortgage Securities Trust Series 2017-C7	3.409%	10/15/50	360	346
[2]	JPMDB Commercial Mortgage Securities Trust Series 2018-C8	4.211%	6/15/51	60	59
[2,5]	Kubota Credit Owner Trust Series 2022-1A	2.780%	2/15/28	9,680	9,534
[2,5]	Kubota Credit Owner Trust Series 2023-1A	5.070%	2/15/29	3,570	3,597
[2,5]	Kubota Credit Owner Trust Series 2023-2A	5.280%	1/18/28	18,060	18,226
[2,5]	Kubota Credit Owner Trust Series 2023-2A	5.230%	6/15/28	6,520	6,615
[2,5]	Kubota Credit Owner Trust Series 2024-1A	5.190%	7/17/28	10,040	10,155
[2,5]	Kubota Credit Owner Trust Series 2025-1A	4.870%	7/15/30	10,380	10,504
[2,5]	LAD Auto Receivables Trust Series 2024-2A	5.460%	7/16/29	5,360	5,450
[2,5]	LAD Auto Receivables Trust Series 2024-3A	4.520%	3/15/29	7,370	7,375
[2,5]	LAD Auto Receivables Trust Series 2024-3A	4.600%	12/17/29	3,090	3,090
[2,5]	LAD Auto Receivables Trust Series 2025-1A	4.690%	7/16/29	20,790	20,826
[2,5]	LAD Auto Receivables Trust Series 2025-1A	4.790%	4/15/30	7,730	7,776
[2,5]	LAD Auto Receivables Trust Series 2025-1A	5.050%	5/15/30	7,010	7,053
[2,5]	M&T Bank Auto Receivables Trust Series 2024-1A	5.150%	2/17/32	7,920	8,071
[2,5]	M&T Bank Auto Receivables Trust Series 2024-1A	5.220%	2/17/32	10,390	10,531
[2,5]	M&T Bank Auto Receivables Trust Series 2025-1A	4.730%	6/17/30	12,150	12,236
[2,5]	M&T Bank Auto Receivables Trust Series 2025-1A	4.890%	7/15/32	7,030	7,091
[2,5]	MMAF Equipment Finance LLC Series 2020-BA	0.850%	4/14/42	4,800	4,744
[2,5]	MMAF Equipment Finance LLC Series 2024-A	4.950%	7/14/31	8,350	8,444
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C25	3.372%	10/15/48	2,032	2,020
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C27	3.473%	12/15/47	7,396	7,361
[2]	Morgan Stanley Capital I Series 2017-HR2	3.509%	12/15/50	693	682
[2]	Morgan Stanley Capital I Trust Series 2016-UBS9	3.594%	3/15/49	5,373	5,297
[2]	Morgan Stanley Capital I Trust Series 2018-L1	4.407%	10/15/51	1,000	983
[2]	Morgan Stanley Capital I Trust Series 2018-L1	4.637%	10/15/51	7,698	7,537
[2]	Morgan Stanley Capital I Trust Series 2019-L3	3.127%	11/15/52	18,810	17,543
[2]	Morgan Stanley Capital I Trust Series 2021-L6	2.444%	6/15/54	2,600	2,240
[2,5]	Morgan Stanley Residential Mortgage Loan Trust Series 2023-1	4.000%	2/25/53	29,457	26,990
[2,5]	Morgan Stanley Residential Mortgage Loan Trust Series 2024-INV3	6.500%	6/25/54	13,819	14,056
[2,5]	Morgan Stanley Residential Mortgage Loan Trust Series 2024-INV4	5.000%	9/25/54	9,074	8,985
[2]	MSWF Commercial Mortgage Trust Series 2023-2	6.014%	12/15/56	9,640	10,265
[2,5,6]	Navient Student Loan Trust Series 2023-BA, SOFR30A + 1.700%	6.049%	3/15/72	2,463	2,478
[2,5]	Navistar Financial Dealer Note Master Owner Trust Series 2024-1	5.590%	4/25/29	4,590	4,638
[2,5]	NextGear Floorplan Master Owner Trust Series 2025-1A	4.550%	2/15/30	30,800	30,912
[2]	Nissan Auto Lease Trust Series 2024-A	4.970%	9/15/28	4,580	4,606
[2]	Nissan Auto Lease Trust Series 2025-A	4.750%	3/15/28	36,020	36,306
[2]	Nissan Auto Lease Trust Series 2025-A	4.800%	2/15/29	10,060	10,133
[2]	Nissan Auto Lease Trust Series 2025-A	5.030%	2/15/29	4,240	4,273
[2]	Nissan Auto Receivables Owner Trust Series 2023-A	4.850%	6/17/30	12,360	12,444
[2]	Nissan Auto Receivables Owner Trust Series 2024-A	5.180%	4/15/31	19,160	19,568
[2]	Nissan Auto Receivables Owner Trust Series 2024-B	4.340%	3/15/29	9,870	9,868
[2]	Nissan Auto Receivables Owner Trust Series 2024-B	4.350%	9/15/31	3,130	3,124
[2,5]	OBX Trust Series 2022-INV5	4.000%	10/25/52	14,575	13,318
[2,5]	PFS Financing Corp. Series 2023-B	5.270%	5/15/28	7,060	7,108
[2,5]	PFS Financing Corp. Series 2024-B	4.950%	2/15/29	33,085	33,317
[2,5]	PFS Financing Corp. Series 2024-D	5.340%	4/15/29	17,230	17,535
[2,5]	PFS Financing Corp. Series 2025-B	4.850%	2/15/30	30,690	30,947
[2,5]	PMT Loan Trust Series 2024-INV1	5.500%	10/25/59	5,875	5,879
[2,5]	PMT Loan Trust Series 2024-INV1	6.000%	10/25/59	21,684	21,865
[2,5]	PMT Loan Trust Series 2024-INV2	6.000%	12/25/59	113,329	114,276
[2,5]	PMT Loan Trust Series 2024-INV2	6.000%	12/25/59	48,273	48,704
[2,5]	PMT Loan Trust Series 2025-INV1	6.000%	1/25/60	76,163	77,038
[2,5]	PMT Loan Trust Series 2025-INV1	6.000%	1/25/60	37,909	38,254
[2,5]	PMT Loan Trust Series 2025-INV2	6.000%	2/25/56	38,257	38,605
[2,5]	PMT Loan Trust Series 2025-INV3	5.500%	3/25/56	41,731	41,333
[2,5]	Porsche Financial Auto Securitization Trust Series 2023-1A	4.720%	6/23/31	10,450	10,489
[2,5]	Porsche Financial Auto Securitization Trust Series 2023-2A	5.790%	11/24/31	11,820	12,023
[2,5]	Porsche Financial Auto Securitization Trust Series 2024-1A	4.490%	12/22/32	7,110	7,119
[2,5]	Progress Residential Trust Series 2022-SFR3	3.200%	4/17/39	4,243	4,129

Institutional Intermediate-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2,5]	Progress Residential Trust Series 2022-SFR5	4.451%	6/17/39	5,160	5,107
[2,5]	Progress Residential Trust Series 2024-SFR1	3.350%	2/17/41	7,502	7,085
[2,5]	Progress Residential Trust Series 2024-SFR2	3.300%	4/17/41	6,849	6,437
[2,5]	Progress Residential Trust Series 2024-SFR3	3.000%	6/17/41	10,589	9,835
[2,5]	Progress Residential Trust Series 2024-SFR4	3.100%	7/17/41	16,110	14,983
[2,5]	Progress Residential Trust Series 2024-SFR5	3.000%	8/9/29	17,570	16,218
[2,5]	Progress Residential Trust Series 2025-SFR1	3.400%	2/17/42	18,990	17,738
[2,5]	Progress Residential Trust Series 2025-SFR1	3.650%	2/17/42	3,510	3,278
[2,4,5]	Progress Residential Trust Series 2025-SFR2	3.305%	4/17/42	7,750	7,146
[2,5]	RCKT Mortgage Trust Series 2024-INV1	6.500%	6/25/54	27,858	28,287
[2,5]	Santander Bank Auto Credit-Linked Notes Series 2024-A	5.622%	6/15/32	1,446	1,462
[2,5]	Santander Bank Auto Credit-Linked Notes Series 2024-B	4.911%	1/18/33	1,164	1,167
[2,5]	Santander Bank Auto Credit-Linked Notes Series 2024-B	4.965%	1/18/33	1,450	1,456
[2]	Santander Drive Auto Receivables Trust Series 2023-6	5.930%	7/17/28	6,760	6,806
[2]	Santander Drive Auto Receivables Trust Series 2024-1	5.230%	12/15/28	1,850	1,859
[2]	Santander Drive Auto Receivables Trust Series 2024-3	5.550%	9/17/29	11,910	12,100
[2]	Santander Drive Auto Receivables Trust Series 2024-5	4.620%	11/15/28	13,500	13,517
[2]	Santander Drive Auto Receivables Trust Series 2025-1	4.740%	1/16/29	39,370	39,521
[2]	Santander Drive Auto Receivables Trust Series 2025-1	4.880%	3/17/31	54,120	54,425
[2]	Santander Drive Auto Receivables Trust Series 2025-2	4.870%	5/15/31	34,890	34,999
[2,5]	SBNA Auto Lease Trust Series 2025-A	4.830%	4/20/28	17,750	17,816
[2,5]	SBNA Auto Lease Trust Series 2025-A	4.870%	7/20/29	5,970	6,011
[2,5]	SBNA Auto Receivables Trust Series 2024-A	5.320%	12/15/28	8,840	8,874
[2,5]	SBNA Auto Receivables Trust Series 2024-A	5.210%	4/16/29	4,640	4,686
[2,5]	SCCU Auto Receivables Trust Series 2023-1A	5.700%	8/15/29	3,090	3,170
[2,5]	SCCU Auto Receivables Trust Series 2024-1A	5.160%	5/15/30	3,350	3,406
[2,5]	Sequoia Mortgage Trust Series 2024-INV1	6.000%	10/25/54	14,563	14,648
[2,5]	Sequoia Mortgage Trust Series 2024-INV1	6.000%	10/25/54	4,283	4,319
[2,5]	SFS Auto Receivables Securitization Trust Series 2024-1A	4.940%	1/21/31	5,890	5,948
[2,5]	SFS Auto Receivables Securitization Trust Series 2024-2A	5.330%	11/20/29	6,900	6,985
[2,5]	SFS Auto Receivables Securitization Trust Series 2024-2A	5.260%	8/20/30	3,970	4,059
[2,5]	SFS Auto Receivables Securitization Trust Series 2024-3A	4.600%	11/20/31	8,180	8,215
[2,5]	SFS Auto Receivables Securitization Trust Series 2025-1A	4.750%	7/22/30	10,660	10,738
[2,5]	SFS Auto Receivables Securitization Trust Series 2025-1A	4.830%	12/20/30	7,710	7,791
[2,5]	SFS Auto Receivables Securitization Trust Series 2025-1A	5.110%	2/20/31	2,000	2,021
[2,5]	SMB Private Education Loan Trust Series 2017-B	2.820%	10/15/35	49	49
[2,5]	SMB Private Education Loan Trust Series 2018-B	3.600%	1/15/37	146	144
[2,5]	SMB Private Education Loan Trust Series 2018-C	3.630%	11/15/35	270	266
[2,5]	SoFi Professional Loan Program LLC Series 2017-D	2.650%	9/25/40	20	20
[2,5]	SoFi Professional Loan Program LLC Series 2017-F	2.840%	1/25/41	18	18
[2]	Synchrony Card Funding LLC Series 2023-A2	5.740%	10/15/29	49,700	50,689
[2]	Synchrony Card Funding LLC Series 2024-A1	5.040%	3/15/30	34,680	35,144
[2]	Synchrony Card Funding LLC Series 2024-A2	4.930%	7/15/30	39,770	40,279
[2]	Synchrony Card Issuance Trust Series 2025-A1	4.780%	2/18/31	46,940	47,482
[2,5]	Tesla Auto Lease Trust Series 2023-B	6.220%	3/22/27	8,970	9,055
[2,5]	Tesla Electric Vehicle Trust Series 2023-1	5.380%	6/20/28	11,470	11,577
[2,5]	Tesla Electric Vehicle Trust Series 2023-1	5.380%	2/20/29	4,100	4,177
[2,5]	T-Mobile US Trust Series 2024-2A	4.250%	5/21/29	18,020	17,965
[2,5]	T-Mobile US Trust Series 2025-1A	4.740%	11/20/29	26,750	26,945
[2,5]	Toyota Auto Loan Extended Note Trust Series 2022-1A	3.820%	4/25/35	12,870	12,728
[2,5]	Toyota Auto Loan Extended Note Trust Series 2023-1A	4.930%	6/25/36	18,060	18,344
[2,5]	Toyota Auto Loan Extended Note Trust Series 2024-1A	5.160%	11/25/36	4,650	4,767
[2]	Toyota Auto Receivables Owner Trust Series 2022-B	3.110%	8/16/27	7,990	7,890
[2]	Toyota Auto Receivables Owner Trust Series 2022-C	3.770%	2/15/28	2,630	2,609
[2]	Toyota Auto Receivables Owner Trust Series 2022-D	5.430%	4/17/28	9,450	9,621
[2]	Toyota Auto Receivables Owner Trust Series 2023-A	4.420%	8/15/28	4,340	4,343
[2]	Toyota Auto Receivables Owner Trust Series 2023-B	4.660%	9/15/28	27,670	27,808
[2]	Toyota Auto Receivables Owner Trust Series 2023-C	5.160%	4/17/28	28,110	28,289
[2]	Toyota Auto Receivables Owner Trust Series 2023-C	5.010%	2/15/29	12,880	13,048
[2]	Toyota Auto Receivables Owner Trust Series 2024-A	4.770%	4/16/29	6,965	7,043
[2]	Toyota Auto Receivables Owner Trust Series 2024-B	5.280%	7/16/29	14,340	14,664
[2]	Toyota Auto Receivables Owner Trust Series 2024-D	4.400%	6/15/29	13,230	13,256
[2]	Toyota Auto Receivables Owner Trust Series 2024-D	4.430%	4/15/30	3,090	3,097
[2,5]	Toyota Lease Owner Trust Series 2023-B	5.710%	12/20/27	16,680	16,867
[2,5]	Toyota Lease Owner Trust Series 2024-A	5.260%	6/20/28	10,960	11,076
[2,5]	Toyota Lease Owner Trust Series 2025-A	4.810%	6/20/29	11,670	11,757
[2,5]	Trafigura Securitisation Finance plc Series 2024-1A	5.980%	11/15/27	18,260	18,585
[2,5]	Tricon Residential Trust Series 2024-SFR4	4.300%	11/17/41	8,035	7,815
[2]	UBS Commercial Mortgage Trust Series 2017-C7	3.679%	12/15/50	1,710	1,662
[2,5]	USAA Auto Owner Trust Series 2024-A	4.970%	12/17/29	2,700	2,734

Institutional Intermediate-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Verizon Master Trust Series 2023-4	5.160%	6/20/29	35,930	36,236
[2,5]	Verizon Master Trust Series 2023-6	5.350%	9/22/31	9,350	9,614
[2]	Verizon Master Trust Series 2023-7	5.670%	11/20/29	23,920	24,410
[2,5]	Verizon Master Trust Series 2024-2	4.830%	12/22/31	33,560	33,953
[2]	Verizon Master Trust Series 2024-3	5.540%	4/22/30	9,225	9,394
[2,5]	Verizon Master Trust Series 2024-5	5.000%	6/21/32	11,440	11,646
[2]	Verizon Master Trust Series 2024-6	4.170%	8/20/30	41,654	41,460
[2]	Verizon Master Trust Series 2024-8	4.620%	11/20/30	43,740	44,034
[2]	Verizon Master Trust Series 2024-8	4.820%	11/20/30	11,270	11,360
[2]	Verizon Master Trust Series 2025-1	4.940%	1/21/31	5,850	5,903
[2,5]	Verizon Master Trust Series 2025-2	4.940%	1/20/33	61,910	63,174
[2,5]	Verizon Master Trust Series 2025-2	5.160%	1/20/33	6,410	6,535
[2]	Verizon Master Trust Series 2025-3	4.510%	3/20/30	36,480	36,491
[2]	Verizon Master Trust Series 2025-3	4.770%	3/20/30	21,260	21,293
[2,5]	Verizon Master Trust Series 2025-4	4.760%	3/21/33	33,329	33,322
[2,5]	Verizon Master Trust Series 2025-4	5.020%	3/21/33	12,320	12,315
[2]	Volkswagen Auto Loan Enhanced Trust Series 2023-1	5.020%	6/20/28	23,650	23,779
[2]	Volkswagen Auto Loan Enhanced Trust Series 2023-1	5.010%	1/22/30	9,620	9,722
[2]	Volkswagen Auto Loan Enhanced Trust Series 2024-1	4.630%	7/20/29	51,350	51,663
[2]	Volkswagen Auto Loan Enhanced Trust Series 2024-1	4.670%	6/20/31	3,330	3,352
[2,5]	Volvo Financial Equipment LLC Series 2025-1A	4.460%	5/15/29	12,610	12,609
[2]	Wells Fargo Commercial Mortgage Trust Series 2016-C32	3.560%	1/15/59	2,139	2,115
[2]	Wells Fargo Commercial Mortgage Trust Series 2017-C38	3.453%	7/15/50	1,285	1,245
[2]	Wells Fargo Commercial Mortgage Trust Series 2017-C40	3.317%	10/15/50	3,200	3,120
[2]	Wells Fargo Commercial Mortgage Trust Series 2017-C40	3.581%	10/15/50	3,040	2,954
[2]	Wells Fargo Commercial Mortgage Trust Series 2017-C41	3.472%	11/15/50	3,160	3,053
[2]	Wells Fargo Commercial Mortgage Trust Series 2018-C45	4.184%	6/15/51	6,170	6,052
[2]	Wells Fargo Commercial Mortgage Trust Series 2018-C46	4.152%	8/15/51	1,095	1,064
[2]	Wells Fargo Commercial Mortgage Trust Series 2018-C47	4.442%	9/15/61	17,170	16,982
[2]	Wells Fargo Commercial Mortgage Trust Series 2018-C48	4.245%	1/15/52	714	709
[2]	Wells Fargo Commercial Mortgage Trust Series 2018-C48	4.302%	1/15/52	1,820	1,791
[2]	Wells Fargo Commercial Mortgage Trust Series 2020-C58	1.849%	7/15/53	2,850	2,639
[2]	Wells Fargo Commercial Mortgage Trust Series 2024-C63	5.309%	8/15/57	26,660	27,139
[2]	WF Card Issuance Trust Series 2024-A2	4.290%	10/15/29	87,060	87,041
[2]	World Omni Auto Receivables Trust Series 2022-A	1.900%	3/15/28	9,420	9,206
[2]	World Omni Auto Receivables Trust Series 2022-B	3.440%	3/15/28	7,570	7,497
[2]	World Omni Auto Receivables Trust Series 2022-D	5.700%	2/15/29	6,940	7,059
[2]	World Omni Auto Receivables Trust Series 2023-A	4.660%	5/15/29	7,550	7,580
[2]	World Omni Auto Receivables Trust Series 2023-B	4.680%	5/15/29	4,390	4,407
[2]	World Omni Auto Receivables Trust Series 2023-C	5.150%	11/15/28	23,000	23,110
[2]	World Omni Auto Receivables Trust Series 2023-C	5.030%	11/15/29	8,940	9,053
[2]	World Omni Auto Receivables Trust Series 2023-D	5.850%	8/15/29	9,905	10,220
[2]	World Omni Auto Receivables Trust Series 2024-A	4.840%	10/15/29	13,540	13,660
[2]	World Omni Auto Receivables Trust Series 2024-B	5.230%	7/15/30	13,320	13,544
[2]	World Omni Auto Receivables Trust Series 2025-A	4.860%	11/15/30	13,280	13,465
[2]	World Omni Auto Receivables Trust Series 2025-A	5.080%	11/15/30	4,930	5,012
[2]	World Omni Automobile Lease Securitization Trust Series 2025-A	4.490%	5/15/30	8,260	8,264
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $6,465,090)					6,498,314
Corporate Bonds (31.3%)
Communications (1.0%)
	AT&T Inc.	3.800%	2/15/27	9,299	9,181
	AT&T Inc.	4.350%	3/1/29	15,000	14,853
[2]	AT&T Inc.	4.300%	2/15/30	7,000	6,883
	AT&T Inc.	2.750%	6/1/31	35,000	31,110
	Comcast Corp.	4.150%	10/15/28	20,135	19,913
	Comcast Corp.	4.550%	1/15/29	11,670	11,713
	Comcast Corp.	5.100%	6/1/29	11,000	11,246
	Comcast Corp.	2.650%	2/1/30	10,970	10,042
	Comcast Corp.	3.400%	4/1/30	11,500	10,880
	Comcast Corp.	1.950%	1/15/31	10,000	8,583
	Comcast Corp.	4.250%	1/15/33	12,000	11,403
	Comcast Corp.	5.300%	6/1/34	16,000	16,254
	Meta Platforms Inc.	3.850%	8/15/32	11,350	10,731
	Meta Platforms Inc.	4.750%	8/15/34	12,500	12,409
[5]	NTT Finance Corp.	1.162%	4/3/26	18,380	17,794
[5]	NTT Finance Corp.	2.065%	4/3/31	4,335	3,744
	T-Mobile USA Inc.	3.375%	4/15/29	28,710	27,279
	T-Mobile USA Inc.	4.200%	10/1/29	25,718	25,243

Institutional Intermediate-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	T-Mobile USA Inc.	3.875%	4/15/30	27,292	26,155
	T-Mobile USA Inc.	5.150%	4/15/34	7,000	7,010
					292,426
Consumer Discretionary (1.8%)
[2]	American Honda Finance Corp.	2.350%	1/8/27	25,000	24,099
[2]	American Honda Finance Corp.	4.450%	10/22/27	9,375	9,371
	American Honda Finance Corp.	4.600%	4/17/30	26,580	26,337
[2]	American Honda Finance Corp.	1.800%	1/13/31	12,000	10,128
[2]	American Honda Finance Corp.	5.050%	7/10/31	17,590	17,698
[2]	American Honda Finance Corp.	4.900%	1/10/34	12,500	12,211
	AutoZone Inc.	4.750%	8/1/32	10,000	9,827
	AutoZone Inc.	5.400%	7/15/34	60,000	60,494
[5]	BMW US Capital LLC	4.900%	4/2/27	49,000	49,331
	General Motors Co.	4.200%	10/1/27	8,410	8,271
	General Motors Co.	6.800%	10/1/27	4,205	4,375
	General Motors Financial Co. Inc.	4.350%	1/17/27	25,230	24,990
	General Motors Financial Co. Inc.	2.700%	8/20/27	2,815	2,677
	General Motors Financial Co. Inc.	5.950%	4/4/34	5,000	4,979
	Home Depot Inc.	2.700%	4/15/30	16,365	15,008
	Home Depot Inc.	4.850%	6/25/31	4,735	4,800
	Home Depot Inc.	1.875%	9/15/31	8,965	7,584
	Home Depot Inc.	3.250%	4/15/32	12,425	11,331
	Marriott International Inc.	4.800%	3/15/30	10,000	9,978
[5]	Mercedes-Benz Finance North America LLC	4.800%	3/30/26	25,125	25,190
[5]	Mercedes-Benz Finance North America LLC	5.200%	8/3/26	14,530	14,659
[5]	Mercedes-Benz Finance North America LLC	4.800%	1/11/27	41,315	41,466
[5]	Mercedes-Benz Finance North America LLC	4.800%	3/30/28	29,010	29,103
[5]	Mercedes-Benz Finance North America LLC	4.850%	1/11/29	20,000	20,020
	Toyota Motor Credit Corp.	4.625%	1/12/28	7,185	7,231
[2]	Toyota Motor Credit Corp.	5.250%	9/11/28	15,000	15,398
	Toyota Motor Credit Corp.	3.650%	1/8/29	20,000	19,401
	Toyota Motor Credit Corp.	5.050%	5/16/29	20,930	21,301
	Toyota Motor Credit Corp.	5.550%	11/20/30	5,505	5,726
	Toyota Motor Credit Corp.	5.100%	3/21/31	19,450	19,757
[2]	Toyota Motor Credit Corp.	4.600%	10/10/31	15,185	15,015
[2]	Toyota Motor Credit Corp.	4.800%	1/5/34	17,205	16,931
					564,687
Consumer Staples (2.3%)
	Altria Group Inc.	4.875%	2/4/28	6,970	7,017
	Altria Group Inc.	4.800%	2/14/29	11,773	11,795
	Altria Group Inc.	5.625%	2/6/35	14,635	14,763
	Anheuser-Busch InBev Worldwide Inc.	3.500%	6/1/30	31,000	29,544
	BAT Capital Corp.	3.557%	8/15/27	48,389	47,221
	BAT Capital Corp.	4.906%	4/2/30	5,000	5,008
	BAT Capital Corp.	2.726%	3/25/31	7,000	6,194
	BAT International Finance plc	1.668%	3/25/26	2,679	2,602
	BAT International Finance plc	4.448%	3/16/28	22,028	21,920
	Brown-Forman Corp.	4.750%	4/15/33	8,885	8,768
	General Mills Inc.	4.875%	1/30/30	22,640	22,733
	General Mills Inc.	5.250%	1/30/35	12,500	12,501
	Haleon US Capital LLC	3.375%	3/24/29	9,973	9,528
	Haleon US Capital LLC	3.625%	3/24/32	10,000	9,196
	Kenvue Inc.	4.900%	3/22/33	10,000	10,014
	Keurig Dr Pepper Inc.	5.050%	3/15/29	15,000	15,199
	Kraft Heinz Foods Co.	5.200%	3/15/32	12,500	12,632
	Kroger Co.	5.000%	9/15/34	35,000	34,220
[5]	Mars Inc.	5.000%	3/1/32	61,875	62,154
[5]	Mars Inc.	5.200%	3/1/35	44,590	44,815
	Philip Morris International Inc.	4.750%	2/12/27	9,595	9,663
	Philip Morris International Inc.	5.125%	11/17/27	60,575	61,600
	Philip Morris International Inc.	4.875%	2/15/28	24,115	24,421
	Philip Morris International Inc.	4.875%	2/13/29	10,000	10,107
	Philip Morris International Inc.	3.375%	8/15/29	10,230	9,757
	Philip Morris International Inc.	5.625%	11/17/29	21,035	21,930
	Philip Morris International Inc.	5.125%	2/15/30	41,850	42,684
	Philip Morris International Inc.	5.125%	2/13/31	23,310	23,690
	Philip Morris International Inc.	5.750%	11/17/32	10,680	11,173
	Philip Morris International Inc.	5.375%	2/15/33	17,675	18,019
	Philip Morris International Inc.	5.625%	9/7/33	2,000	2,072

Institutional Intermediate-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Philip Morris International Inc.	5.250%	2/13/34	34,715	35,028
	Sysco Corp.	5.400%	3/23/35	12,500	12,579
	Tyson Foods Inc.	3.550%	6/2/27	3,219	3,155
	Tyson Foods Inc.	4.350%	3/1/29	9,243	9,097
	Tyson Foods Inc.	5.700%	3/15/34	20,000	20,462
					703,261
Energy (2.5%)
	BP Capital Markets America Inc.	4.234%	11/6/28	8,000	7,930
	BP Capital Markets America Inc.	2.721%	1/12/32	22,386	19,642
	BP Capital Markets America Inc.	4.812%	2/13/33	50,890	50,058
	BP Capital Markets America Inc.	5.227%	11/17/34	28,890	29,037
	BP Capital Markets plc	3.723%	11/28/28	2,095	2,043
	Cheniere Corpus Christi Holdings LLC	5.125%	6/30/27	58,855	59,320
	Cheniere Corpus Christi Holdings LLC	3.700%	11/15/29	20,000	19,086
	Diamondback Energy Inc.	5.200%	4/18/27	8,410	8,514
	Diamondback Energy Inc.	3.500%	12/1/29	12,205	11,549
	Diamondback Energy Inc.	5.150%	1/30/30	15,470	15,693
	Diamondback Energy Inc.	5.400%	4/18/34	5,000	4,990
	Eastern Energy Gas Holdings LLC	5.800%	1/15/35	17,500	18,064
	Enbridge Inc.	3.125%	11/15/29	35,000	32,563
	Enbridge Inc.	5.700%	3/8/33	20,000	20,523
	Enbridge Inc.	5.625%	4/5/34	8,000	8,126
	Energy Transfer LP	4.750%	1/15/26	6,406	6,405
	Energy Transfer LP	4.000%	10/1/27	4,145	4,083
	Energy Transfer LP	4.950%	5/15/28	5,394	5,431
	Energy Transfer LP	5.750%	2/15/33	7,000	7,162
	Energy Transfer LP	5.600%	9/1/34	15,000	15,025
	Enterprise Products Operating LLC	4.850%	1/31/34	30,860	30,380
[2]	Galaxy Pipeline Assets Bidco Ltd.	2.625%	3/31/36	22,000	18,535
	Helmerich & Payne Inc.	2.900%	9/29/31	9,500	8,037
	Kinder Morgan Inc.	5.000%	2/1/29	23,500	23,690
	Marathon Petroleum Corp.	5.150%	3/1/30	28,000	28,169
	Marathon Petroleum Corp.	5.700%	3/1/35	40,000	39,901
	ONEOK Inc.	4.000%	7/13/27	4,459	4,404
	ONEOK Inc.	4.250%	9/24/27	4,499	4,461
	ONEOK Inc.	5.650%	11/1/28	24,300	25,033
[2]	Petronas Capital Ltd.	3.500%	4/21/30	18,743	17,659
[4,5]	Petronas Capital Ltd.	4.950%	1/3/31	33,250	33,374
[2]	Petronas Energy Canada Ltd.	2.112%	3/23/28	26,681	24,808
[5]	Schlumberger Holdings Corp.	4.850%	5/15/33	11,870	11,656
	Targa Resources Corp.	6.150%	3/1/29	31,322	32,754
	Targa Resources Partners LP	6.500%	7/15/27	11,363	11,419
	TransCanada PipeLines Ltd.	4.100%	4/15/30	21,236	20,435
	Valero Energy Corp.	5.150%	2/15/30	10,620	10,719
	Williams Cos. Inc.	3.750%	6/15/27	6,540	6,428
	Williams Cos. Inc.	5.300%	8/15/28	20,244	20,682
	Williams Cos. Inc.	5.600%	3/15/35	44,953	45,780
					763,568
Financials (16.4%)
	AerCap Ireland Capital DAC	2.450%	10/29/26	32,655	31,559
	AerCap Ireland Capital DAC	4.625%	10/15/27	7,669	7,639
	AerCap Ireland Capital DAC	4.875%	4/1/28	16,000	16,052
	AerCap Ireland Capital DAC	5.375%	12/15/31	10,000	10,076
	American Express Co.	2.550%	3/4/27	15,400	14,888
	American Express Co.	5.645%	4/23/27	10,270	10,386
	American Express Co.	5.389%	7/28/27	34,150	34,513
	American Express Co.	5.850%	11/5/27	7,600	7,866
	American Express Co.	5.098%	2/16/28	26,870	27,192
	American Express Co.	5.043%	7/26/28	22,028	22,292
	American Express Co.	5.282%	7/27/29	10,000	10,195
	American Express Co.	5.532%	4/25/30	7,260	7,485
	American Express Co.	5.085%	1/30/31	4,960	5,023
	American Express Co.	5.284%	7/26/35	22,072	22,045
[5]	American National Global Funding	5.550%	1/28/30	8,590	8,752
	Arthur J Gallagher & Co.	4.600%	12/15/27	9,691	9,710
	Arthur J Gallagher & Co.	5.000%	2/15/32	20,395	20,390
[5]	Athene Global Funding	4.950%	1/7/27	21,270	21,348
[5]	Athene Global Funding	5.380%	1/7/30	30,000	30,403
[2,6,7]	Australia & New Zealand Banking Group Ltd., 3M Australian Bank Bill Rate + 0.920%	5.148%	11/4/25	2,600	1,630

Institutional Intermediate-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Banco Santander SA	6.527%	11/7/27	15,200	15,645
[2]	Banco Santander SA	5.365%	7/15/28	23,600	23,933
	Banco Santander SA	5.588%	8/8/28	9,229	9,483
	Bank of America Corp.	5.080%	1/20/27	15,424	15,477
[2]	Bank of America Corp.	3.559%	4/23/27	2,777	2,747
	Bank of America Corp.	1.734%	7/22/27	8,000	7,710
[2]	Bank of America Corp.	3.824%	1/20/28	22,156	21,876
[2]	Bank of America Corp.	2.551%	2/4/28	14,330	13,823
[2]	Bank of America Corp.	3.705%	4/24/28	5,800	5,699
	Bank of America Corp.	4.376%	4/27/28	13,000	12,943
[2]	Bank of America Corp.	4.948%	7/22/28	11,480	11,571
	Bank of America Corp.	6.204%	11/10/28	8,510	8,843
[2]	Bank of America Corp.	3.419%	12/20/28	34,922	33,837
[2]	Bank of America Corp.	3.970%	3/5/29	16,624	16,330
	Bank of America Corp.	5.202%	4/25/29	26,734	27,153
[2]	Bank of America Corp.	2.087%	6/14/29	23,300	21,529
[2]	Bank of America Corp.	3.974%	2/7/30	1,960	1,906
[2]	Bank of America Corp.	3.194%	7/23/30	23,795	22,314
[2]	Bank of America Corp.	2.884%	10/22/30	17,816	16,399
	Bank of America Corp.	5.162%	1/24/31	8,426	8,541
[2]	Bank of America Corp.	1.898%	7/23/31	10,000	8,594
[2]	Bank of America Corp.	2.651%	3/11/32	5,110	4,499
	Bank of America Corp.	2.687%	4/22/32	38,400	33,800
	Bank of America Corp.	2.299%	7/21/32	30,200	25,797
	Bank of America Corp.	2.572%	10/20/32	12,000	10,350
[2]	Bank of America Corp.	2.972%	2/4/33	25,460	22,323
	Bank of America Corp.	4.571%	4/27/33	23,130	22,338
	Bank of America Corp.	5.288%	4/25/34	10,942	10,991
	Bank of Montreal	5.300%	6/5/26	20,000	20,185
[2]	Bank of Montreal	1.250%	9/15/26	11,520	11,005
[2]	Bank of Montreal	4.700%	9/14/27	12,000	12,059
	Bank of New York Mellon Corp.	4.947%	4/26/27	140,874	141,588
[2]	Bank of New York Mellon Corp.	3.442%	2/7/28	7,827	7,700
	Bank of New York Mellon Corp.	4.890%	7/21/28	20,000	20,184
[2]	Bank of New York Mellon Corp.	5.802%	10/25/28	20,000	20,651
[2]	Bank of New York Mellon Corp.	6.317%	10/25/29	12,402	13,120
	Bank of New York Mellon Corp.	4.596%	7/26/30	9,650	9,647
[2]	Bank of New York Mellon Corp.	5.834%	10/25/33	10,000	10,514
	Bank of New York Mellon Corp.	4.706%	2/1/34	13,360	13,054
[2]	Bank of New York Mellon Corp.	6.474%	10/25/34	5,550	6,059
[2]	Bank of New York Mellon Corp.	5.188%	3/14/35	21,090	21,223
[5]	Bank of New Zealand	5.076%	1/30/29	20,000	20,372
	Bank of Nova Scotia	1.050%	3/2/26	14,350	13,923
	Bank of Nova Scotia	1.350%	6/24/26	5,000	4,816
	Bank of Nova Scotia	2.700%	8/3/26	5,674	5,545
	Bank of Nova Scotia	1.300%	9/15/26	7,200	6,883
[2]	Bank of Nova Scotia	5.400%	6/4/27	14,700	14,987
	Bank of Nova Scotia	5.250%	6/12/28	3,290	3,364
	Bank of Nova Scotia	4.850%	2/1/30	2,098	2,108
	Bank of Nova Scotia	5.650%	2/1/34	10,000	10,334
	Barclays plc	5.086%	2/25/29	20,445	20,577
	Barclays plc	5.367%	2/25/31	20,856	21,085
	BlackRock Funding Inc.	5.000%	3/14/34	9,000	9,077
	Blackrock Inc.	2.400%	4/30/30	2,256	2,043
	Blackrock Inc.	1.900%	1/28/31	2,800	2,423
[5]	BNP Paribas SA	5.786%	1/13/33	10,000	10,223
[5]	BPCE SA	5.203%	1/18/27	10,000	10,114
	Canadian Imperial Bank of Commerce	5.926%	10/2/26	10,000	10,207
	Canadian Imperial Bank of Commerce	5.237%	6/28/27	20,000	20,288
	Canadian Imperial Bank of Commerce	4.508%	9/11/27	10,020	10,009
	Canadian Imperial Bank of Commerce	4.862%	1/13/28	15,220	15,287
	Canadian Imperial Bank of Commerce	5.245%	1/13/31	20,000	20,254
	Cboe Global Markets Inc.	1.625%	12/15/30	4,674	3,975
	Cboe Global Markets Inc.	3.000%	3/16/32	11,833	10,576
	Charles Schwab Corp.	3.200%	3/2/27	10,000	9,796
	Charles Schwab Corp.	2.450%	3/3/27	23,980	23,136
	Charles Schwab Corp.	3.300%	4/1/27	4,574	4,481
	Charles Schwab Corp.	3.200%	1/25/28	4,143	4,012
	Charles Schwab Corp.	4.000%	2/1/29	8,980	8,832
	Charles Schwab Corp.	5.643%	5/19/29	8,000	8,258

Institutional Intermediate-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Charles Schwab Corp.	3.250%	5/22/29	6,955	6,613
	Charles Schwab Corp.	2.900%	3/3/32	9,500	8,335
	Charles Schwab Corp.	5.853%	5/19/34	8,000	8,349
	Chubb INA Holdings LLC	4.650%	8/15/29	35,340	35,632
	Chubb INA Holdings LLC	1.375%	9/15/30	19,939	16,960
	Chubb INA Holdings LLC	5.000%	3/15/34	18,450	18,478
[2]	Citibank NA	5.488%	12/4/26	8,126	8,262
	Citibank NA	4.876%	11/19/27	28,008	28,140
[2]	Citibank NA	5.570%	4/30/34	28,675	29,488
	Cooperatieve Rabobank UA	4.494%	10/17/29	8,690	8,674
[5]	Corebridge Global Funding	4.900%	1/7/28	36,364	36,659
[5]	Corebridge Global Funding	4.900%	12/3/29	10,000	10,004
[5]	Credit Agricole SA	4.631%	9/11/28	9,840	9,809
[5]	Danske Bank A/S	5.427%	3/1/28	8,020	8,153
[5]	DNB Bank ASA	1.535%	5/25/27	10,000	9,663
[5]	GA Global Funding Trust	5.500%	1/8/29	15,000	15,296
[5]	GA Global Funding Trust	5.400%	1/13/30	30,000	30,567
[5]	GA Global Funding Trust	5.200%	12/9/31	25,000	24,861
[2]	Goldman Sachs Group Inc.	5.207%	1/28/31	15,000	15,203
	HSBC Holdings plc	4.755%	6/9/28	5,500	5,495
[2]	HSBC Holdings plc	2.013%	9/22/28	25,000	23,378
	HSBC Holdings plc	7.390%	11/3/28	10,845	11,525
[2]	HSBC Holdings plc	4.583%	6/19/29	8,855	8,775
	HSBC Holdings plc	2.206%	8/17/29	36,000	32,980
	HSBC Holdings plc	5.286%	11/19/30	6,000	6,064
[2]	HSBC Holdings plc	2.357%	8/18/31	17,440	15,184
	HSBC Holdings plc	2.804%	5/24/32	10,000	8,738
	HSBC Holdings plc	2.871%	11/22/32	4,000	3,473
	HSBC Holdings plc	5.402%	8/11/33	3,000	3,026
	HSBC Holdings plc	6.254%	3/9/34	8,500	8,985
	HSBC Holdings plc	5.450%	3/3/36	15,000	14,921
	Huntington Bancshares Inc.	6.208%	8/21/29	20,400	21,234
	Huntington National Bank	4.552%	5/17/28	5,000	4,990
	Huntington National Bank	5.650%	1/10/30	6,250	6,444
	Intercontinental Exchange Inc.	4.000%	9/15/27	10,500	10,410
	Intercontinental Exchange Inc.	4.350%	6/15/29	14,700	14,591
	Intercontinental Exchange Inc.	1.850%	9/15/32	5,200	4,229
	Intercontinental Exchange Inc.	4.600%	3/15/33	12,500	12,248
	JPMorgan Chase & Co.	1.045%	11/19/26	11,045	10,804
[2]	JPMorgan Chase & Co.	3.960%	1/29/27	12,891	12,826
	JPMorgan Chase & Co.	1.578%	4/22/27	10,000	9,695
	JPMorgan Chase & Co.	1.470%	9/22/27	12,000	11,477
	JPMorgan Chase & Co.	6.070%	10/22/27	18,340	18,772
	JPMorgan Chase & Co.	5.040%	1/23/28	84,990	85,715
[2]	JPMorgan Chase & Co.	3.782%	2/1/28	3,910	3,857
	JPMorgan Chase & Co.	2.947%	2/24/28	4,685	4,549
	JPMorgan Chase & Co.	5.571%	4/22/28	19,000	19,379
[2]	JPMorgan Chase & Co.	3.540%	5/1/28	27,440	26,890
[2]	JPMorgan Chase & Co.	2.182%	6/1/28	1,213	1,154
	JPMorgan Chase & Co.	4.979%	7/22/28	9,624	9,707
	JPMorgan Chase & Co.	4.505%	10/22/28	23,870	23,831
[2]	JPMorgan Chase & Co.	3.509%	1/23/29	8,575	8,331
	JPMorgan Chase & Co.	4.915%	1/24/29	12,900	13,019
[2]	JPMorgan Chase & Co.	4.005%	4/23/29	19,835	19,491
	JPMorgan Chase & Co.	2.069%	6/1/29	36,944	34,202
	JPMorgan Chase & Co.	5.299%	7/24/29	50,000	51,003
	JPMorgan Chase & Co.	6.087%	10/23/29	20,000	20,933
[2]	JPMorgan Chase & Co.	4.452%	12/5/29	42,077	41,768
	JPMorgan Chase & Co.	5.012%	1/23/30	18,401	18,599
[2]	JPMorgan Chase & Co.	3.702%	5/6/30	4,600	4,422
	JPMorgan Chase & Co.	4.565%	6/14/30	30,000	29,826
	JPMorgan Chase & Co.	4.995%	7/22/30	28,125	28,378
[2]	JPMorgan Chase & Co.	2.739%	10/15/30	20,000	18,355
	JPMorgan Chase & Co.	5.140%	1/24/31	13,040	13,249
	JPMorgan Chase & Co.	1.953%	2/4/32	12,330	10,485
	JPMorgan Chase & Co.	2.580%	4/22/32	24,095	21,168
	JPMorgan Chase & Co.	2.545%	11/8/32	15,000	12,975
	JPMorgan Chase & Co.	4.586%	4/26/33	8,790	8,553
	JPMorgan Chase & Co.	4.912%	7/25/33	7,600	7,538
	JPMorgan Chase & Co.	6.254%	10/23/34	2,000	2,146

Institutional Intermediate-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	JPMorgan Chase & Co.	5.294%	7/22/35	7,000	7,034
	Manufacturers & Traders Trust Co.	4.700%	1/27/28	38,940	38,991
	Marsh & McLennan Cos. Inc.	4.650%	3/15/30	9,500	9,519
	Marsh & McLennan Cos. Inc.	2.250%	11/15/30	5,800	5,122
	Mastercard Inc.	2.000%	11/18/31	5,850	4,992
	Mitsubishi UFJ Financial Group Inc.	1.538%	7/20/27	10,800	10,392
	Mitsubishi UFJ Financial Group Inc.	1.640%	10/13/27	11,500	11,002
	Mitsubishi UFJ Financial Group Inc.	5.017%	7/20/28	18,300	18,468
	Mitsubishi UFJ Financial Group Inc.	5.422%	2/22/29	7,330	7,490
	Mitsubishi UFJ Financial Group Inc.	3.741%	3/7/29	6,550	6,354
	Mitsubishi UFJ Financial Group Inc.	3.195%	7/18/29	8,000	7,544
	Mitsubishi UFJ Financial Group Inc.	5.258%	4/17/30	12,090	12,314
	Mitsubishi UFJ Financial Group Inc.	5.197%	1/16/31	15,000	15,236
	Mitsubishi UFJ Financial Group Inc.	5.475%	2/22/31	3,710	3,816
	Mitsubishi UFJ Financial Group Inc.	2.309%	7/20/32	10,000	8,566
	Mitsubishi UFJ Financial Group Inc.	2.494%	10/13/32	7,000	6,029
	Mitsubishi UFJ Financial Group Inc.	5.133%	7/20/33	3,800	3,806
	Mizuho Financial Group Inc.	1.554%	7/9/27	8,000	7,701
	Mizuho Financial Group Inc.	5.778%	7/6/29	7,670	7,916
[2]	Mizuho Financial Group Inc.	3.153%	7/16/30	5,400	5,048
[2]	Mizuho Financial Group Inc.	2.869%	9/13/30	4,000	3,682
[2]	Mizuho Financial Group Inc.	2.201%	7/10/31	5,000	4,367
	Mizuho Financial Group Inc.	5.748%	7/6/34	15,000	15,478
[2]	Morgan Stanley	4.350%	9/8/26	7,234	7,201
	Morgan Stanley	5.050%	1/28/27	18,480	18,543
	Morgan Stanley	1.593%	5/4/27	3,575	3,462
[2]	Morgan Stanley	1.512%	7/20/27	3,644	3,502
	Morgan Stanley	2.475%	1/21/28	11,900	11,476
[2]	Morgan Stanley	5.652%	4/13/28	11,739	11,976
[2]	Morgan Stanley	3.591%	7/22/28	4,450	4,337
	Morgan Stanley	6.296%	10/18/28	27,436	28,534
[2]	Morgan Stanley	3.772%	1/24/29	25,000	24,446
	Morgan Stanley	5.123%	2/1/29	24,090	24,416
[2]	Morgan Stanley	5.164%	4/20/29	10,000	10,133
	Morgan Stanley	5.449%	7/20/29	20,461	20,919
	Morgan Stanley	5.173%	1/16/30	25,000	25,329
	Morgan Stanley	5.042%	7/19/30	40,000	40,298
	Morgan Stanley	5.230%	1/15/31	36,591	37,171
[2]	Morgan Stanley	2.699%	1/22/31	12,265	11,120
[2]	Morgan Stanley	3.622%	4/1/31	10,510	9,914
[2]	Morgan Stanley	1.794%	2/13/32	42,486	35,538
[2]	Morgan Stanley	1.928%	4/28/32	8,285	6,937
[2]	Morgan Stanley	2.239%	7/21/32	21,500	18,261
[2]	Morgan Stanley	2.511%	10/20/32	18,000	15,445
	Morgan Stanley	4.889%	7/20/33	22,950	22,626
	Morgan Stanley	6.342%	10/18/33	29,000	31,074
[2]	Morgan Stanley	5.250%	4/21/34	19,420	19,413
	Morgan Stanley Bank NA	4.447%	10/15/27	20,000	19,976
[2]	Morgan Stanley Bank NA	4.952%	1/14/28	43,050	43,327
[2]	Morgan Stanley Bank NA	5.504%	5/26/28	13,600	13,850
[2]	Morgan Stanley Bank NA	4.968%	7/14/28	24,988	25,201
	Morgan Stanley Bank NA	5.016%	1/12/29	19,800	20,032
	National Australia Bank Ltd.	5.087%	6/11/27	10,500	10,672
[5]	National Australia Bank Ltd.	5.181%	6/11/34	10,000	10,215
	National Bank of Canada	5.600%	7/2/27	35,000	35,426
[5]	National Securities Clearing Corp.	5.150%	6/26/26	14,040	14,198
[5]	New York Life Global Funding	4.600%	12/5/29	15,000	15,064
[5]	New York Life Global Funding	1.850%	8/1/31	5,000	4,239
[5]	New York Life Global Funding	4.550%	1/28/33	10,000	9,693
[5]	New York Life Global Funding	5.000%	1/9/34	9,250	9,251
[2]	NongHyup Bank	1.250%	7/28/26	20,000	19,168
	Northern Trust Corp.	3.150%	5/3/29	5,000	4,770
	Northern Trust Corp.	6.125%	11/2/32	5,000	5,343
[5]	Penske Truck Leasing Co. LP	5.250%	2/1/30	47,548	48,129
[2]	PNC Bank NA	3.100%	10/25/27	17,317	16,776
[2]	PNC Bank NA	4.050%	7/26/28	5,000	4,897
	PNC Financial Services Group Inc.	5.812%	6/12/26	23,870	23,912
	PNC Financial Services Group Inc.	3.150%	5/19/27	32,129	31,274
	PNC Financial Services Group Inc.	6.615%	10/20/27	8,820	9,088
	PNC Financial Services Group Inc.	5.354%	12/2/28	4,825	4,918

Institutional Intermediate-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	PNC Financial Services Group Inc.	3.450%	4/23/29	11,370	10,919
	PNC Financial Services Group Inc.	5.582%	6/12/29	102,000	104,859
	PNC Financial Services Group Inc.	2.550%	1/22/30	41,508	37,606
	PNC Financial Services Group Inc.	5.492%	5/14/30	80,980	83,155
	PNC Financial Services Group Inc.	5.222%	1/29/31	8,230	8,373
	PNC Financial Services Group Inc.	6.037%	10/28/33	10,000	10,488
	PNC Financial Services Group Inc.	5.068%	1/24/34	24,660	24,369
	PNC Financial Services Group Inc.	6.875%	10/20/34	4,500	4,975
	Progressive Corp.	2.500%	3/15/27	6,700	6,478
	Progressive Corp.	3.200%	3/26/30	8,620	8,096
	Progressive Corp.	4.950%	6/15/33	10,000	10,037
[5]	Protective Life Global Funding	4.772%	12/9/29	15,000	15,043
	RenaissanceRe Holdings Ltd.	5.800%	4/1/35	21,367	21,860
[5]	RGA Global Funding	5.250%	1/9/30	25,000	25,430
[2]	Royal Bank of Canada	1.400%	11/2/26	12,950	12,382
	Royal Bank of Canada	3.625%	5/4/27	6,700	6,603
[2]	Royal Bank of Canada	5.069%	7/23/27	67,810	68,244
[2]	Royal Bank of Canada	4.510%	10/18/27	10,000	9,996
[2]	Royal Bank of Canada	5.200%	8/1/28	12,470	12,709
[2]	Royal Bank of Canada	4.522%	10/18/28	10,000	9,975
[2]	Royal Bank of Canada	4.965%	1/24/29	11,840	11,930
[2]	Royal Bank of Canada	5.153%	2/4/31	13,640	13,807
	Royal Bank of Canada	3.875%	5/4/32	7,300	6,840
[2]	Royal Bank of Canada	5.000%	2/1/33	8,552	8,529
	State Street Corp.	5.820%	11/4/28	20,000	20,675
	State Street Corp.	4.530%	2/20/29	12,760	12,763
	State Street Corp.	3.152%	3/30/31	280	260
	State Street Corp.	5.159%	5/18/34	10,000	10,059
	Sumitomo Mitsui Financial Group Inc.	5.880%	7/13/26	33,080	33,644
	Sumitomo Mitsui Financial Group Inc.	2.632%	7/14/26	14,962	14,623
	Sumitomo Mitsui Financial Group Inc.	1.402%	9/17/26	14,400	13,788
	Sumitomo Mitsui Financial Group Inc.	3.446%	1/11/27	10,290	10,134
	Sumitomo Mitsui Financial Group Inc.	3.352%	10/18/27	21,000	20,435
	Sumitomo Mitsui Financial Group Inc.	3.544%	1/17/28	4,040	3,943
	Sumitomo Mitsui Financial Group Inc.	1.902%	9/17/28	24,260	22,190
	Sumitomo Mitsui Financial Group Inc.	5.316%	7/9/29	40,437	41,314
	Sumitomo Mitsui Financial Group Inc.	3.040%	7/16/29	13,550	12,668
	Sumitomo Mitsui Financial Group Inc.	2.750%	1/15/30	12,030	10,990
	Sumitomo Mitsui Financial Group Inc.	5.240%	4/15/30	10,300	10,496
	Sumitomo Mitsui Financial Group Inc.	2.130%	7/8/30	21,350	18,694
	Sumitomo Mitsui Financial Group Inc.	5.424%	7/9/31	30,000	30,786
	Sumitomo Mitsui Financial Group Inc.	5.558%	7/9/34	25,000	25,644
[5]	Swedbank AB	4.998%	11/20/29	14,700	14,894
	Toronto-Dominion Bank	4.568%	12/17/26	10,000	10,014
	Toronto-Dominion Bank	5.156%	1/10/28	8,686	8,829
	Toronto-Dominion Bank	4.783%	12/17/29	7,490	7,495
[2]	Toronto-Dominion Bank	3.200%	3/10/32	7,948	7,088
[2]	Truist Financial Corp.	4.873%	1/26/29	6,320	6,353
[2]	Truist Financial Corp.	5.435%	1/24/30	1,680	1,715
	UBS AG	5.000%	7/9/27	26,867	27,160
	UBS AG	4.864%	1/10/28	12,820	12,875
	UBS AG	7.500%	2/15/28	19,463	20,957
	UBS AG	5.650%	9/11/28	5,000	5,167
[5]	UBS Group AG	4.703%	8/5/27	8,220	8,218
[5]	UBS Group AG	6.327%	12/22/27	14,711	15,115
[5]	UBS Group AG	4.282%	1/9/28	43,635	43,109
[5]	UBS Group AG	6.442%	8/11/28	25,000	25,934
[5]	UBS Group AG	5.428%	2/8/30	15,000	15,258
[5]	UBS Group AG	5.617%	9/13/30	50,920	52,232
[5]	UBS Group AG	3.091%	5/14/32	7,000	6,237
[2]	US Bancorp	3.100%	4/27/26	3,024	2,979
[2]	US Bancorp	2.215%	1/27/28	26,508	25,418
[2]	US Bancorp	3.900%	4/26/28	7,700	7,579
	US Bancorp	5.775%	6/12/29	14,000	14,437
	US Bancorp	5.384%	1/23/30	19,610	19,993
[2]	US Bancorp	1.375%	7/22/30	6,429	5,423
	US Bancorp	5.100%	7/23/30	17,645	17,835
[2]	US Bancorp	4.967%	7/22/33	37,091	35,637
	US Bancorp	5.850%	10/21/33	16,955	17,555
	US Bancorp	4.839%	2/1/34	4,970	4,823

Institutional Intermediate-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	US Bank NA	4.507%	10/22/27	10,000	9,990
	Wells Fargo & Co.	3.000%	4/22/26	20,000	19,717
	Wells Fargo & Co.	3.000%	10/23/26	16,620	16,251
[2]	Wells Fargo & Co.	3.196%	6/17/27	7,100	6,984
[2]	Wells Fargo & Co.	4.900%	1/24/28	7,320	7,362
[2]	Wells Fargo & Co.	2.393%	6/2/28	14,020	13,376
	Wells Fargo & Co.	6.303%	10/23/29	30,320	31,873
	Wells Fargo & Co.	5.244%	1/24/31	23,080	23,462
[2]	Wells Fargo & Co.	4.897%	7/25/33	10,000	9,857
[2,6,7]	Westpac Banking Corp., 3M Australian Bank Bill Rate + 0.750%	4.924%	2/16/26	19,700	12,348
[2,6,7]	Westpac Banking Corp., 3M Australian Bank Bill Rate + 0.950%	5.144%	11/11/25	5,100	3,198
					5,021,715
Health Care (2.8%)
	AbbVie Inc.	4.800%	3/15/29	13,270	13,436
	AbbVie Inc.	4.950%	3/15/31	38,055	38,655
	AbbVie Inc.	5.050%	3/15/34	36,250	36,512
	Amgen Inc.	5.250%	3/2/30	20,000	20,457
	Amgen Inc.	5.250%	3/2/33	20,000	20,287
[2]	Ascension Health	2.532%	11/15/29	2,500	2,295
	AstraZeneca Finance LLC	4.875%	3/3/33	10,000	10,061
	AstraZeneca Finance LLC	5.000%	2/26/34	11,390	11,488
	Baxter International Inc.	1.915%	2/1/27	55,390	52,835
	Baxter International Inc.	3.950%	4/1/30	20,000	19,248
[2]	Bon Secours Mercy Health Inc.	4.302%	7/1/28	7,000	6,947
	Bristol-Myers Squibb Co.	5.100%	2/22/31	3,950	4,046
	Bristol-Myers Squibb Co.	5.200%	2/22/34	32,855	33,425
	Cardinal Health Inc.	3.410%	6/15/27	25,240	24,689
	Cardinal Health Inc.	5.350%	11/15/34	15,000	15,046
[2]	Cedars-Sinai Health System	2.288%	8/15/31	2,000	1,706
	Cencora Inc.	4.625%	12/15/27	9,690	9,720
	Cencora Inc.	4.850%	12/15/29	5,875	5,904
	Cencora Inc.	2.700%	3/15/31	15,000	13,349
	Cencora Inc.	5.150%	2/15/35	10,885	10,883
[2]	Cigna Group	3.400%	3/1/27	9,665	9,479
	Cigna Group	5.000%	5/15/29	6,548	6,636
	Elevance Health Inc.	4.101%	3/1/28	6,765	6,692
	Elevance Health Inc.	5.150%	6/15/29	17,320	17,668
	Elevance Health Inc.	2.550%	3/15/31	14,105	12,466
	Elevance Health Inc.	4.100%	5/15/32	11,975	11,333
	Elevance Health Inc.	4.750%	2/15/33	18,005	17,616
	McKesson Corp.	4.900%	7/15/28	9,243	9,391
	Pfizer Inc.	2.625%	4/1/30	4,545	4,159
	Pfizer Investment Enterprises Pte. Ltd.	4.450%	5/19/28	42,860	42,940
	Pfizer Investment Enterprises Pte. Ltd.	4.650%	5/19/30	43,585	43,774
	Pfizer Investment Enterprises Pte. Ltd.	4.750%	5/19/33	13,620	13,471
[2]	Providence St. Joseph Health Obligated Group	2.746%	10/1/26	278	271
[2]	Providence St. Joseph Health Obligated Group	2.532%	10/1/29	5,000	4,553
	Quest Diagnostics Inc.	4.200%	6/30/29	15,245	15,007
	Quest Diagnostics Inc.	4.625%	12/15/29	11,430	11,385
	Quest Diagnostics Inc.	2.950%	6/30/30	16,485	15,134
	Quest Diagnostics Inc.	2.800%	6/30/31	9,600	8,532
[5]	Roche Holdings Inc.	4.985%	3/8/34	15,700	15,805
	Stryker Corp.	4.850%	2/10/30	20,000	20,195
	Sutter Health	5.164%	8/15/33	3,785	3,813
	UnitedHealth Group Inc.	3.875%	12/15/28	8,345	8,194
	UnitedHealth Group Inc.	4.250%	1/15/29	42,195	41,945
	UnitedHealth Group Inc.	4.800%	1/15/30	970	981
	UnitedHealth Group Inc.	5.300%	2/15/30	2,750	2,837
	UnitedHealth Group Inc.	2.000%	5/15/30	1,935	1,710
	UnitedHealth Group Inc.	4.900%	4/15/31	39,835	40,289
	UnitedHealth Group Inc.	2.300%	5/15/31	11,500	10,063
	UnitedHealth Group Inc.	4.500%	4/15/33	15,185	14,682
	UnitedHealth Group Inc.	5.000%	4/15/34	23,975	23,844
	Zimmer Biomet Holdings Inc.	5.050%	2/19/30	42,020	42,458
	Zimmer Biomet Holdings Inc.	5.500%	2/19/35	20,455	20,804
					849,116
Industrials (0.7%)
	Canadian National Railway Co.	3.850%	8/5/32	6,900	6,441
[5]	Daimler Truck Finance North America LLC	4.950%	1/13/28	6,470	6,503

Institutional Intermediate-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	Daimler Truck Finance North America LLC	5.250%	1/13/30	25,220	25,460
[5]	ERAC USA Finance LLC	5.000%	2/15/29	16,470	16,648
	Honeywell International Inc.	1.750%	9/1/31	20,250	16,929
	John Deere Capital Corp.	4.500%	1/16/29	13,520	13,582
[2]	John Deere Capital Corp.	2.000%	6/17/31	25,000	21,539
	L3Harris Technologies Inc.	4.400%	6/15/28	11,008	10,929
	Lockheed Martin Corp.	4.500%	2/15/29	20,460	20,523
	Lockheed Martin Corp.	1.850%	6/15/30	5,895	5,154
	Lockheed Martin Corp.	3.900%	6/15/32	9,670	9,130
	Northrop Grumman Corp.	3.250%	1/15/28	25,747	24,929
	Rockwell Automation Inc.	1.750%	8/15/31	2,500	2,115
	RTX Corp.	2.375%	3/15/32	11,326	9,637
	RTX Corp.	5.150%	2/27/33	16,000	16,128
					205,647
Materials (0.4%)
	Linde Inc.	1.100%	8/10/30	7,430	6,292
	Nutrien Ltd.	2.950%	5/13/30	12,300	11,263
	Nutrien Ltd.	5.400%	6/21/34	19,561	19,574
[5]	Smurfit Kappa Treasury ULC	5.438%	4/3/34	7,000	7,064
[5]	Smurfit Westrock Financing DAC	5.418%	1/15/35	60,540	60,790
	Vulcan Materials Co.	4.950%	12/1/29	7,226	7,283
	WRKCo Inc.	4.900%	3/15/29	12,000	12,058
					124,324
Real Estate (0.8%)
	American Homes 4 Rent LP	4.900%	2/15/29	14,833	14,874
[2]	AvalonBay Communities Inc.	3.350%	5/15/27	2,960	2,894
[2]	AvalonBay Communities Inc.	3.200%	1/15/28	2,250	2,176
	AvalonBay Communities Inc.	1.900%	12/1/28	5,000	4,548
	AvalonBay Communities Inc.	5.000%	2/15/33	3,300	3,281
	AvalonBay Communities Inc.	5.350%	6/1/34	9,915	10,052
	Brixmor Operating Partnership LP	5.200%	4/1/32	11,420	11,399
	Camden Property Trust	5.850%	11/3/26	8,000	8,163
	Camden Property Trust	4.900%	1/15/34	10,000	9,830
	ERP Operating LP	2.850%	11/1/26	3,000	2,929
	ERP Operating LP	4.150%	12/1/28	11,480	11,332
	ERP Operating LP	2.500%	2/15/30	1,500	1,358
	ERP Operating LP	1.850%	8/1/31	4,750	4,006
	Essex Portfolio LP	5.375%	4/1/35	12,000	11,998
	Extra Space Storage LP	5.700%	4/1/28	7,290	7,487
	Extra Space Storage LP	5.500%	7/1/30	14,526	14,891
	Healthpeak OP LLC	5.375%	2/15/35	6,894	6,868
	Mid-America Apartments LP	5.000%	3/15/34	12,235	12,087
	Prologis LP	2.125%	4/15/27	3,600	3,443
	Prologis LP	1.250%	10/15/30	10,000	8,366
	Prologis LP	1.750%	2/1/31	7,783	6,600
	Prologis LP	4.625%	1/15/33	7,817	7,658
	Public Storage Operating Co.	1.850%	5/1/28	5,710	5,294
	Public Storage Operating Co.	1.950%	11/9/28	3,500	3,211
	Public Storage Operating Co.	5.125%	1/15/29	2,670	2,726
	Public Storage Operating Co.	3.385%	5/1/29	11,800	11,290
	Public Storage Operating Co.	2.300%	5/1/31	9,170	7,952
	Public Storage Operating Co.	5.100%	8/1/33	7,500	7,548
	Realty Income Corp.	0.750%	3/15/26	4,710	4,545
	Realty Income Corp.	4.125%	10/15/26	16,355	16,284
	Simon Property Group LP	1.375%	1/15/27	5,000	4,740
	Simon Property Group LP	3.375%	6/15/27	10,780	10,547
	Simon Property Group LP	2.450%	9/13/29	3,300	3,008
	Simon Property Group LP	2.650%	7/15/30	11,500	10,403
	Welltower OP LLC	4.250%	4/15/28	2,055	2,032
					255,820
Technology (1.4%)
	Analog Devices Inc.	2.100%	10/1/31	14,030	12,030
	Analog Devices Inc.	5.050%	4/1/34	3,250	3,294
	Automatic Data Processing Inc.	4.450%	9/9/34	20,125	19,473
	Broadcom Inc.	5.050%	7/12/29	21,301	21,596
	Broadcom Inc.	5.050%	4/15/30	30,000	30,388
[2]	Broadcom Inc.	4.550%	2/15/32	10,000	9,754
[5]	Broadcom Inc.	3.469%	4/15/34	10,000	8,803

Institutional Intermediate-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Cisco Systems Inc.	4.950%	2/26/31	22,410	22,843
	Cisco Systems Inc.	5.050%	2/26/34	19,960	20,214
	Dell International LLC	4.900%	10/1/26	15,890	15,949
	Dell International LLC	5.250%	2/1/28	8,410	8,564
	Dell International LLC	4.350%	2/1/30	9,283	9,075
	Dell International LLC	5.400%	4/15/34	10,000	10,061
	Fidelity National Information Services Inc.	1.150%	3/1/26	12,060	11,693
[5]	Foundry JV Holdco LLC	5.500%	1/25/31	16,500	16,762
	Hewlett Packard Enterprise Co.	4.550%	10/15/29	8,429	8,339
	Hewlett Packard Enterprise Co.	4.850%	10/15/31	11,152	11,032
	Hewlett Packard Enterprise Co.	5.000%	10/15/34	20,000	19,474
	Intel Corp.	3.150%	5/11/27	5,675	5,500
	Intel Corp.	5.125%	2/10/30	10,000	10,075
	Intel Corp.	5.000%	2/21/31	10,000	10,000
	Intel Corp.	2.000%	8/12/31	20,000	16,713
	Oracle Corp.	4.800%	8/3/28	10,450	10,537
	S&P Global Inc.	2.700%	3/1/29	35,960	33,687
	S&P Global Inc.	2.500%	12/1/29	10,680	9,795
	S&P Global Inc.	2.900%	3/1/32	4,820	4,298
	Salesforce Inc.	1.950%	7/15/31	7,425	6,388
	Synopsys Inc.	4.850%	4/1/30	11,440	11,516
	Synopsys Inc.	5.000%	4/1/32	15,730	15,773
	Synopsys Inc.	5.150%	4/1/35	8,350	8,392
	Texas Instruments Inc.	3.650%	8/16/32	6,365	5,949
	VMware LLC	2.200%	8/15/31	5,000	4,248
					412,215
Utilities (1.2%)
	Ameren Illinois Co.	1.550%	11/15/30	8,575	7,294
[2]	CenterPoint Energy Houston Electric LLC	2.350%	4/1/31	8,745	7,654
	CenterPoint Energy Houston Electric LLC	4.950%	4/1/33	4,770	4,735
	CenterPoint Energy Resources Corp.	5.250%	3/1/28	10,000	10,200
[2]	Commonwealth Edison Co.	3.150%	3/15/32	3,000	2,676
	Commonwealth Edison Co.	4.900%	2/1/33	11,320	11,236
[2]	Dominion Energy Inc.	4.350%	8/15/32	15,000	14,285
[2]	Dominion Energy South Carolina Inc.	2.300%	12/1/31	10,000	8,614
	DTE Electric Co.	2.250%	3/1/30	6,000	5,379
	DTE Energy Co.	5.100%	3/1/29	15,183	15,373
	DTE Energy Co.	5.200%	4/1/30	16,050	16,255
	DTE Energy Co.	5.850%	6/1/34	12,592	13,011
	Duke Energy Carolinas LLC	3.950%	11/15/28	6,005	5,919
	Duke Energy Carolinas LLC	2.450%	8/15/29	7,430	6,817
	Duke Energy Carolinas LLC	2.550%	4/15/31	8,576	7,596
	Duke Energy Carolinas LLC	4.950%	1/15/33	7,470	7,469
	Duke Energy Florida LLC	3.800%	7/15/28	10,765	10,563
	Duke Energy Florida LLC	2.500%	12/1/29	16,960	15,516
	Duke Energy Progress LLC	3.700%	9/1/28	12,100	11,830
	Duke Energy Progress LLC	3.450%	3/15/29	1,520	1,464
	Entergy Arkansas LLC	5.150%	1/15/33	4,480	4,529
	FirstEnergy Transmission LLC	4.550%	1/15/30	3,590	3,545
[2]	Kentucky Utilities Co.	5.450%	4/15/33	7,630	7,798
	National Rural Utilities Cooperative Finance Corp.	3.400%	2/7/28	9,675	9,422
	National Rural Utilities Cooperative Finance Corp.	3.900%	11/1/28	10,945	10,703
	National Rural Utilities Cooperative Finance Corp.	3.700%	3/15/29	9,996	9,717
[2]	Nevada Power Co.	2.400%	5/1/30	8,360	7,513
	NextEra Energy Capital Holdings Inc.	1.875%	1/15/27	8,410	8,040
	NextEra Energy Capital Holdings Inc.	4.850%	2/4/28	14,580	14,753
	NextEra Energy Capital Holdings Inc.	5.300%	3/15/32	15,000	15,238
	NiSource Inc.	1.700%	2/15/31	15,027	12,581
[2]	PG&E Recovery Funding LLC	5.045%	7/15/32	2,159	2,173
	PPL Electric Utilities Corp.	4.850%	2/15/34	9,950	9,827
	Public Service Co. of Colorado	5.350%	5/15/34	6,110	6,143
[2]	Public Service Electric & Gas Co.	4.650%	3/15/33	9,990	9,848
[2]	Public Service Electric & Gas Co.	5.200%	3/1/34	10,000	10,171
	Union Electric Co.	5.200%	4/1/34	7,500	7,560
[2]	Virginia Electric & Power Co.	3.500%	3/15/27	13,808	13,590
	Virginia Electric & Power Co.	5.000%	4/1/33	15,190	15,047

Institutional Intermediate-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Wisconsin Electric Power Co.	4.750%	9/30/32	2,500	2,487
					364,571
Total Corporate Bonds (Cost $9,594,183)					9,557,350
Sovereign Bonds (2.6%)
[2]	Arab Energy Fund	1.460%	6/30/25	2,880	2,850
[2,5,8]	Bank Gospodarstwa Krajowego	6.250%	10/31/28	20,430	21,441
[2]	Bermuda	3.717%	1/25/27	11,758	11,497
[2]	Bermuda	4.750%	2/15/29	10,984	10,916
[2]	Bermuda	2.375%	8/20/30	5,000	4,348
[2]	Bermuda	5.000%	7/15/32	11,700	11,534
[2,5]	Central American Bank for Economic Integration	5.000%	1/25/27	29,484	29,776
[2,9]	Development Bank of Japan Inc.	2.750%	9/16/25	8,500	8,443
	Export-Import Bank of Korea	2.625%	5/26/26	2,000	1,962
[2,5]	Kingdom of Saudi Arabia	5.125%	1/13/28	109,550	110,877
[2]	Kingdom of Saudi Arabia	5.125%	1/13/28	3,278	3,319
[2,5]	Kingdom of Saudi Arabia	4.750%	1/16/30	35,656	35,619
[2]	Kingdom of Saudi Arabia	4.750%	1/16/30	14,870	14,860
[2]	Korea Electric Power Corp.	1.125%	6/15/25	8,400	8,341
[2]	Korea Gas Corp.	3.875%	7/13/27	35,000	34,663
	Korea Hydro & Nuclear Power Co. Ltd.	1.250%	4/27/26	35,000	33,835
	Korea Hydro & Nuclear Power Co. Ltd.	4.250%	7/27/27	35,000	34,904
[2,5]	KSA Sukuk Ltd.	5.250%	6/4/27	26,740	27,117
[2]	KSA Sukuk Ltd.	5.250%	6/4/27	10,700	10,847
[2,5]	Ontario Teachers' Cadillac Fairview Properties Trust	3.875%	3/20/27	6,600	6,498
[2,5]	Ontario Teachers' Cadillac Fairview Properties Trust	4.125%	2/1/29	24,580	24,017
[2,5]	Ontario Teachers' Finance Trust	1.250%	9/27/30	25,000	21,254
[2]	Republic of Chile	2.750%	1/31/27	88,929	85,967
[2]	Republic of Chile	4.850%	1/22/29	6,000	6,034
[2]	Republic of Latvia	5.125%	7/30/34	30,882	30,839
	Republic of Poland	4.875%	2/12/30	22,957	23,167
[2]	Saudi Arabian Oil Co.	1.625%	11/24/25	7,190	7,053
[2,10]	State of Israel	1.500%	1/16/29	2,886	2,908
[2]	State of Israel	5.375%	3/12/29	5,135	5,172
[2]	State of Israel	2.500%	1/15/30	435	384
[2]	State of Israel	5.375%	2/19/30	27,875	28,063
[2]	Temasek Financial I Ltd.	1.000%	10/6/30	5,000	4,228
[2,5]	Temasek Financial I Ltd.	1.625%	8/2/31	125,000	107,196
[2,5]	Tokyo Metropolitan Government	4.625%	6/1/26	14,160	14,193
Total Sovereign Bonds (Cost $804,350)					784,122
Taxable Municipal Bonds (0.4%)
	Florida State Board of Administration Finance Corp. Revenue	1.705%	7/1/27	75,000	70,654
	Florida State Board of Administration Finance Corp. Revenue	2.154%	7/1/30	55,000	48,696
Total Taxable Municipal Bonds (Cost $130,000)					119,350

Institutional Intermediate-Term Bond Fund
		Coupon		Shares	Market Value• ($000)
Temporary Cash Investments (0.9%)
Money Market Fund (0.1%)
[11]	Vanguard Market Liquidity Fund	4.342%		235,599	23,557
			Maturity Date	Face Amount ($000)
U.S. Government and Agency Obligations (0.8%)
	United States Treasury Bill	4.079%	3/19/26	277,399	266,916
Total Temporary Cash Investments (Cost $290,323)					290,473
Total Investments (100.2%) (Cost $30,758,241)					30,602,440
Other Assets and Liabilities—Net (-0.2%)					(54,220)
Net Assets (100%)					30,548,220
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Securities with a value of $30,463 have been segregated as initial margin for open futures contracts.
2	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
3	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
4	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of March 31, 2025.
5	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2025, the aggregate value was $4,235,150, representing 13.9% of net assets.
6	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
7	Face amount denominated in Australian dollars.
8	Guaranteed by the Republic of Poland.
9	Guaranteed by the Government of Japan.
10	Face amount denominated in euro.
11	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3M—3-month.
DAC—Designated Activity Company.
REMICS—Real Estate Mortgage Investment Conduits.
SOFR30A—30 Day Average Secured Overnight Financing Rate.
UMBS—Uniform Mortgage-Backed Securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	June 2025	6,459	1,338,123	1,728
5-Year U.S. Treasury Note	June 2025	4,059	439,006	(169)
Euro-Bobl	June 2025	9	1,147	2
Ultra Long U.S. Treasury Bond	June 2025	61	7,457	—
				1,561

Short Futures Contracts
10-Year U.S. Treasury Note	June 2025	(7,629)	(848,488)	(3,961)
Long U.S. Treasury Bond	June 2025	(794)	(93,121)	(772)
Ultra 10-Year U.S. Treasury Note	June 2025	(5,175)	(590,597)	(2,655)
				(7,388)
				(5,827)

Institutional Intermediate-Term Bond Fund
Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
Toronto-Dominion Bank	4/2/25	AUD	30,060	USD	18,941	—	(158)
Toronto-Dominion Bank	4/15/25	EUR	3,888	USD	4,201	6	—
Standard Chartered Bank	4/15/25	EUR	1,684	USD	1,818	5	—
State Street Bank & Trust Co.	4/2/25	GBP	1,018	USD	1,318	—	(4)
Royal Bank of Canada	4/2/25	USD	18,999	AUD	30,060	216	—
Toronto-Dominion Bank	6/18/25	USD	18,953	AUD	30,060	158	—
State Street Bank & Trust Co.	4/15/25	USD	5,864	EUR	5,573	—	(166)
Toronto-Dominion Bank	6/18/25	USD	4,217	EUR	3,888	—	(6)
State Street Bank & Trust Co.	6/18/25	USD	1,318	GBP	1,018	4	—
BNP Paribas	4/2/25	USD	1,292	GBP	1,018	—	(23)
						389	(357)
AUD—Australian dollar.
EUR—euro.
GBP—British pound.
USD—U.S. dollar.

Over-the-Counter Credit Default Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Remaining Up-Front Premium Paid (Received) ($000)	Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Credit Protection Sold/Moody's Rating
Republic of Chile/A2	6/20/30	JPMC	20,820	1.000	376	416	—	(40)
1 Periodic premium received/paid quarterly.
JPMC—JPMorgan Chase Bank, N.A.
The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.
At March 31, 2025, the counterparties had deposited in segregated accounts securities with a value of $649 in connection with open forward currency contracts and over-the-counter swap contracts.
See accompanying Notes, which are an integral part of the Financial Statements.

Institutional Intermediate-Term Bond Fund
Statement of Assets and Liabilities
As of March 31, 2025

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $30,734,684)	30,578,883
Affiliated Issuers (Cost $23,557)	23,557
Total Investments in Securities	30,602,440
Investment in Vanguard	797
Cash	99
Foreign Currency, at Value (Cost $5,716)	5,727
Receivables for Investment Securities Sold	89,400
Receivables for Accrued Income	188,253
Swap Premiums Paid	416
Unrealized Appreciation—Forward Currency Contracts	389
Total Assets	30,887,521
Liabilities
Payables for Investment Securities Purchased	337,457
Payables for Capital Shares Redeemed	9
Payables to Vanguard	374
Variation Margin Payable—Futures Contracts	1,064
Unrealized Depreciation—Forward Currency Contracts	357
Unrealized Depreciation—Over-the-Counter Swap Contracts	40
Total Liabilities	339,301
Net Assets	30,548,220
At March 31, 2025, net assets consisted of:

Paid-in Capital	33,369,425
Total Distributable Earnings (Loss)	(2,821,205)
Net Assets	30,548,220

Net Assets
Applicable to 1,428,156,330 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	30,548,220
Net Asset Value Per Share	$21.39
See accompanying Notes, which are an integral part of the Financial Statements.

Institutional Intermediate-Term Bond Fund
Statement of Operations

Six Months Ended March 31, 2025
($000)
Investment Income
Income
Interest[1]	681,551
Total Income	681,551
Expenses
The Vanguard Group—Note B
Investment Advisory Services	2,437
Management and Administrative	249
Marketing and Distribution	266
Custodian Fees	52
Shareholders' Reports and Proxy Fees	10
Trustees’ Fees and Expenses	9
Other Expenses	8
Total Expenses	3,031
Net Investment Income	678,520
Realized Net Gain (Loss)
Investment Securities Sold[1]	(35,595)
Futures Contracts	(55,609)
Swap Contracts	126
Forward Currency Contracts	1,741
Foreign Currencies	(275)
Realized Net Gain (Loss)	(89,612)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	(373,449)
Futures Contracts	(8,329)
Swap Contracts	(83)
Forward Currency Contracts	564
Foreign Currencies	(81)
Change in Unrealized Appreciation (Depreciation)	(381,378)
Net Increase (Decrease) in Net Assets Resulting from Operations	207,530
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $3,802, ($20), and ($7), respectively. Purchases and sales are for temporary cash investment purposes.
See accompanying Notes, which are an integral part of the Financial Statements.

Institutional Intermediate-Term Bond Fund
Statement of Changes in Net Assets

	Six Months Ended March 31, 2025	Year Ended September 30, 2024
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	678,520	1,320,633
Realized Net Gain (Loss)	(89,612)	(677,431)
Change in Unrealized Appreciation (Depreciation)	(381,378)	2,331,639
Net Increase (Decrease) in Net Assets Resulting from Operations	207,530	2,974,841
Distributions
Total Distributions	(679,941)	(1,324,657)
Capital Share Transactions
Issued	674,641	997,058
Issued in Lieu of Cash Distributions	679,941	1,324,657
Redeemed	(1,858,119)	(2,802,780)
Net Increase (Decrease) from Capital Share Transactions	(503,537)	(481,065)
Total Increase (Decrease)	(975,948)	1,169,119
Net Assets
Beginning of Period	31,524,168	30,355,049
End of Period	30,548,220	31,524,168
See accompanying Notes, which are an integral part of the Financial Statements.

Institutional Intermediate-Term Bond Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended March 31, 2025	Year Ended September 30,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$21.71	$20.58	$20.89	$23.75	$24.31	$23.43
Investment Operations
Net Investment Income[1]	.476	.895	.704	.370	.304	.517
Net Realized and Unrealized Gain (Loss) on Investments	(.318)	1.135	(.306)	(2.693)	(.334)	.880
Total from Investment Operations	.158	2.030	.398	(2.323)	(.030)	1.397
Distributions
Dividends from Net Investment Income	(.478)	(.900)	(.708)	(.366)	(.304)	(.517)
Distributions from Realized Capital Gains	—	—	—	(.171)	(.226)	—
Total Distributions	(.478)	(.900)	(.708)	(.537)	(.530)	(.517)
Net Asset Value, End of Period	$21.39	$21.71	$20.58	$20.89	$23.75	$24.31
Total Return	0.76%	10.07%	1.88%	-9.93%	-0.13%	6.02%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$30,548	$31,524	$30,355	$30,318	$33,037	$30,049
Ratio of Total Expenses to Average Net Assets	0.02%	0.02%[2]	0.02%[2]	0.02%[2]	0.02%	0.02%
Ratio of Net Investment Income to Average Net Assets	4.48%	4.23%	3.34%	1.64%	1.27%	2.16%
Portfolio Turnover Rate[3]	78%	228%	395%	426%	414%	347%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.02%.
3	Includes 11%, 73%, 206%, 146%, 151%, and 114%, respectively, attributable to mortgage-dollar-roll activity.
See accompanying Notes, which are an integral part of the Financial Statements.

Institutional Intermediate-Term Bond Fund
Notes to Financial Statements
Vanguard Institutional Intermediate-Term Bond Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund has been established by Vanguard as an investment vehicle for certain collective trusts and other accounts managed by Vanguard or its affiliates and qualifying education savings plans. The fund is offered to investors who meet certain administrative and service criteria and invest a minimum of $10 million.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash, short-term investments, or Treasuries in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its MSFTA, and sell or retain any collateral held up to the net amount owed to the fund under the MSFTA.
At March 31, 2025, counterparties had deposited in segregated accounts securities with a value of $34,000 and cash of $10,000 in connection with TBA transactions.
4. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase substantially similar securities in the future at a predetermined price on a predetermined date. The fund forgoes principal and interest paid on the securities sold. In exchange for the forgone principal and interest paid, the fund is compensated by investing the proceeds of the sale, typically in high-quality short-term fixed income securities, and earning interest on such investments. Further the fund receives a lower price on the securities to be repurchased. The fund also enters into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell substantially similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased in the Statement of Assets and Liabilities.
5. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.

Institutional Intermediate-Term Bond Fund
During the six months ended March 31, 2025, the fund’s average investments in long and short futures contracts represented 4% and 3% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
6. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.
During the six months ended March 31, 2025, the fund’s average investment in forward currency contracts represented less than 1% of net assets, based on the average of the notional amounts at each quarter-end during the period.
7. Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.
The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.
During the six months ended March 31, 2025, the fund's average amounts of investments in credit protection sold and credit protection purchased represented less than 1% and 0% of net assets, respectively, based on the average of notional amounts at each quarter-end during the period.
8. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.

Institutional Intermediate-Term Bond Fund
9. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
10. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended March 31, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
11. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At March 31, 2025, the fund had contributed to Vanguard capital in the amount of $797,000, representing less than 0.01% of the fund’s net assets and 0.32% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

Institutional Intermediate-Term Bond Fund
The following table summarizes the market value of the fund's investments and derivatives as of March 31, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	13,352,831	—	13,352,831
Asset-Backed/Commercial Mortgage-Backed Securities	—	6,498,314	—	6,498,314
Corporate Bonds	—	9,557,350	—	9,557,350
Sovereign Bonds	—	784,122	—	784,122
Taxable Municipal Bonds	—	119,350	—	119,350
Temporary Cash Investments	23,557	266,916	—	290,473
Total	23,557	30,578,883	—	30,602,440

Derivative Financial Instruments
Assets
Futures Contracts[1]	1,730	—	—	1,730
Forward Currency Contracts	—	389	—	389
Total	1,730	389	—	2,119
Liabilities
Futures Contracts[1]	(7,557)	—	—	(7,557)
Forward Currency Contracts	—	(357)	—	(357)
Swap Contracts	—	(40)	—	(40)
Total	(7,557)	(397)	—	(7,954)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.  At March 31, 2025, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:
Statement of Assets and Liabilities	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Credit Contracts ($000)	Total ($000)
Swap Premiums Paid	—	—	416	416
Unrealized Appreciation—Futures Contracts[1]	1,730	—	—	1,730
Unrealized Appreciation—Forward Currency Contracts	—	389	—	389
Total Assets	1,730	389	416	2,535

Unrealized Depreciation—Futures Contracts[1]	(7,557)	—	—	(7,557)
Unrealized Depreciation—Forward Currency Contracts	—	(357)	—	(357)
Unrealized Depreciation—Over-the-Counter Swap Contracts	—	—	(40)	(40)
Total Liabilities	(7,557)	(357)	(40)	(7,954)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Institutional Intermediate-Term Bond Fund
Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the six months ended March 31, 2025, were:
Realized Net Gain (Loss) on Derivatives	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Credit Contracts ($000)	Total ($000)
Futures Contracts	(55,609)	—	—	(55,609)
Swap Contracts	—	—	126	126
Forward Currency Contracts	—	1,741	—	1,741
Realized Net Gain (Loss) on Derivatives	(55,609)	1,741	126	(53,742)

Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	(8,329)	—	—	(8,329)
Swap Contracts	—	—	(83)	(83)
Forward Currency Contracts	—	564	—	564
Change in Unrealized Appreciation (Depreciation) on Derivatives	(8,329)	564	(83)	(7,848)
E.  As of March 31, 2025, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	30,759,800
Gross Unrealized Appreciation	274,829
Gross Unrealized Depreciation	(437,608)
Net Unrealized Appreciation (Depreciation)	(162,779)
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at September 30, 2024, the fund had available capital losses totaling $2,560,591,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending September 30, 2025; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
F.  During the six months ended March 31, 2025, the fund purchased $6,758,621,000 of investment securities and sold $1,825,091,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $17,210,961,000 and $21,524,962,000, respectively.
G.  Capital shares issued and redeemed were:
	Six Months Ended March 31, 2025	Year Ended September 30, 2024
	Shares (000)	Shares (000)
Issued	31,496	47,602
Issued in Lieu of Cash Distributions	31,952	62,710
Redeemed	(87,246)	(133,114)
Net Increase (Decrease) in Shares Outstanding	(23,798)	(22,802)
H.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.

Institutional Intermediate-Term Bond Fund
I.  The fund adopted Accounting Standards Update 2023-07, Segment Reporting - Improvements to Reportable Segment Disclosures. The new guidance did not change how the fund identifies operating segments but did require incremental disclosure of information not previously required. Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
J.  Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
Q4722 052025

Financial Statements
For the six-months ended March 31, 2025
Vanguard Core Bond Fund

Contents
Financial Statements	1

Core Bond Fund
Financial Statements (unaudited)
Schedule of Investments
As of March 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (45.1%)
U.S. Government Securities (21.4%)
	United States Treasury Note/Bond	4.875%	5/31/26	120,000	121,125
[1]	United States Treasury Note/Bond	4.125%	1/31/27	198,700	199,383
	United States Treasury Note/Bond	0.375%	7/31/27	40,000	36,881
	United States Treasury Note/Bond	3.125%	8/31/27	43,000	42,234
	United States Treasury Note/Bond	4.250%	1/15/28	216,707	218,740
	United States Treasury Note/Bond	1.250%	5/31/28	13,706	12,635
	United States Treasury Note/Bond	1.250%	6/30/28	30,901	28,424
	United States Treasury Note/Bond	1.000%	7/31/28	26,613	24,218
	United States Treasury Note/Bond	1.125%	8/31/28	24,191	22,059
	United States Treasury Note/Bond	1.375%	10/31/28	12,815	11,737
[2]	United States Treasury Note/Bond	4.375%	11/30/28	65,335	66,356
	United States Treasury Note/Bond	3.750%	12/31/28	57,500	57,168
	United States Treasury Note/Bond	2.375%	3/31/29	57,860	54,560
	United States Treasury Note/Bond	4.375%	12/31/29	23,568	23,995
[2]	United States Treasury Note/Bond	4.250%	1/31/30	85,500	86,609
	United States Treasury Note/Bond	4.125%	8/31/30	47,699	47,997
	United States Treasury Note/Bond	4.625%	9/30/30	22,935	23,645
	United States Treasury Note/Bond	3.750%	12/31/30	16,917	16,684
	United States Treasury Note/Bond	4.000%	1/31/31	18,438	18,415
	United States Treasury Note/Bond	4.125%	3/31/31	35,000	35,175
	United States Treasury Note/Bond	4.625%	4/30/31	35,000	36,099
	United States Treasury Note/Bond	4.250%	6/30/31	35,000	35,383
	United States Treasury Note/Bond	4.125%	7/31/31	17,879	17,952
	United States Treasury Note/Bond	3.625%	9/30/31	48,000	46,808
[3]	United States Treasury Note/Bond	1.375%	11/15/31	49,683	41,951
	United States Treasury Note/Bond	4.500%	12/31/31	106,749	109,434
	United States Treasury Note/Bond	4.375%	1/31/32	48,005	48,860
	United States Treasury Note/Bond	1.875%	2/15/32	118,742	103,101
	United States Treasury Note/Bond	4.125%	2/29/32	51,300	51,444
	United States Treasury Note/Bond	2.875%	5/15/32	50,240	46,480
	United States Treasury Note/Bond	3.375%	5/15/33	22,000	20,838
	United States Treasury Note/Bond	3.875%	8/15/34	8,500	8,285
	United States Treasury Note/Bond	4.750%	2/15/41	42,890	44,190
	United States Treasury Note/Bond	2.250%	5/15/41	20,000	14,819
	United States Treasury Note/Bond	3.750%	8/15/41	20,042	18,263
	United States Treasury Note/Bond	3.125%	11/15/41	27,535	23,000
	United States Treasury Note/Bond	2.375%	2/15/42	28,270	20,977
	United States Treasury Note/Bond	3.125%	2/15/42	8,081	6,727
	United States Treasury Note/Bond	3.000%	5/15/42	31,950	25,999
	United States Treasury Note/Bond	3.250%	5/15/42	40,263	34,016
	United States Treasury Note/Bond	3.375%	8/15/42	29,466	25,258
	United States Treasury Note/Bond	2.875%	5/15/43	27,914	21,969
	United States Treasury Note/Bond	3.875%	5/15/43	18,104	16,526
	United States Treasury Note/Bond	3.625%	8/15/43	11,401	10,017
	United States Treasury Note/Bond	4.375%	8/15/43	43,600	42,490
[2]	United States Treasury Note/Bond	3.750%	11/15/43	26,360	23,526
	United States Treasury Note/Bond	4.750%	11/15/43	37,708	38,527
	United States Treasury Note/Bond	3.625%	2/15/44	26,325	23,022
	United States Treasury Note/Bond	4.500%	2/15/44	65,700	64,920
	United States Treasury Note/Bond	3.375%	5/15/44	10,897	9,160
	United States Treasury Note/Bond	4.625%	5/15/44	12,000	12,038
	United States Treasury Note/Bond	3.125%	8/15/44	14,560	11,739
	United States Treasury Note/Bond	4.125%	8/15/44	20,535	19,242
	United States Treasury Note/Bond	3.000%	11/15/44	48,562	38,243
	United States Treasury Note/Bond	4.625%	11/15/44	58,752	58,844
	United States Treasury Note/Bond	3.000%	11/15/45	24,000	18,728
	United States Treasury Note/Bond	2.500%	2/15/46	13,000	9,242
	United States Treasury Note/Bond	2.750%	8/15/47	16,250	11,880
	United States Treasury Note/Bond	3.000%	2/15/48	41,750	31,821
	United States Treasury Note/Bond	3.125%	5/15/48	28,600	22,259
1

Core Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	United States Treasury Note/Bond	3.000%	8/15/48	21,600	16,396
	United States Treasury Note/Bond	3.375%	11/15/48	57,000	46,250
	United States Treasury Note/Bond	3.000%	2/15/49	23,312	17,622
[2]	United States Treasury Note/Bond	2.875%	5/15/49	48,762	35,931
	United States Treasury Note/Bond	2.250%	8/15/49	78,600	50,685
[1]	United States Treasury Note/Bond	2.375%	11/15/49	80,615	53,319
	United States Treasury Note/Bond	2.000%	2/15/50	75,709	45,804
[2,4]	United States Treasury Note/Bond	1.250%	5/15/50	65,524	32,527
	United States Treasury Note/Bond	1.375%	8/15/50	37,200	18,949
	United States Treasury Note/Bond	1.625%	11/15/50	32,500	17,682
	United States Treasury Note/Bond	1.875%	2/15/51	51,000	29,564
	United States Treasury Note/Bond	2.375%	5/15/51	49,000	32,034
	United States Treasury Note/Bond	2.000%	8/15/51	36,500	21,735
	United States Treasury Note/Bond	1.875%	11/15/51	34,500	19,838
	United States Treasury Note/Bond	2.250%	2/15/52	26,000	16,396
	United States Treasury Note/Bond	3.000%	8/15/52	28,200	20,996
	United States Treasury Note/Bond	4.000%	11/15/52	12,674	11,430
	United States Treasury Note/Bond	3.625%	5/15/53	1,960	1,651
	United States Treasury Note/Bond	4.625%	5/15/54	22,530	22,607
	United States Treasury Note/Bond	4.625%	2/15/55	24,020	24,185
					2,947,718
Conventional Mortgage-Backed Securities (20.1%)
[5,6]	Fannie Mae Pool	3.000%	10/1/46–3/1/48	452	395
[5,6]	Fannie Mae Pool	3.500%	7/1/47–2/1/50	1,026	934
[5,6]	Freddie Mac Gold Pool	3.000%	12/1/46–8/1/47	12,136	10,784
[5,6]	Freddie Mac Gold Pool	3.500%	3/1/45–2/1/50	1,280	1,162
[5,6]	Freddie Mac Gold Pool	4.000%	6/1/48–7/1/48	3,254	3,087
[5,6]	Freddie Mac Gold Pool	4.500%	12/1/39–2/1/49	1,397	1,372
[5,6]	Freddie Mac Gold Pool	5.000%	12/1/35–6/1/40	447	453
[5,6]	Freddie Mac Gold Pool	5.500%	5/1/40	70	73
[5]	Ginnie Mae I Pool	3.000%	4/15/45	111	101
[5]	Ginnie Mae I Pool	4.000%	7/15/45–8/15/45	39	38
[5]	Ginnie Mae I Pool	4.500%	2/15/39–9/15/46	32	32
[5]	Ginnie Mae I Pool	6.000%	7/15/37	22	23
[5,7]	Ginnie Mae II Pool	2.000%	11/20/50–4/15/55	88,394	72,217
[5,7]	Ginnie Mae II Pool	2.500%	6/20/50–4/15/55	87,682	74,752
[5,7]	Ginnie Mae II Pool	3.000%	5/20/43–4/15/55	88,486	78,489
[5,7]	Ginnie Mae II Pool	3.500%	9/20/47–4/15/55	72,250	66,503
[5,7]	Ginnie Mae II Pool	4.000%	11/20/42–4/15/55	54,102	50,864
[5,7]	Ginnie Mae II Pool	4.500%	4/20/48–4/15/55	59,960	57,921
[5,7]	Ginnie Mae II Pool	5.000%	8/20/48–4/15/55	77,175	76,243
[5,7]	Ginnie Mae II Pool	5.500%	4/20/53–4/15/55	109,023	110,242
[5]	Ginnie Mae II Pool	6.000%	3/20/53–10/20/54	51,549	53,013
[5]	Ginnie Mae II Pool	6.500%	9/20/53–1/20/55	24,256	25,305
[5,7]	Ginnie Mae II Pool	7.000%	4/15/55	4,750	4,903
[5,6,7]	UMBS Pool	1.500%	3/1/36–7/1/51	110,033	89,187
[5,6,7]	UMBS Pool	2.000%	10/1/35–4/25/55	490,159	402,684
[5,6,7]	UMBS Pool	2.500%	10/1/35–4/25/55	347,164	296,279
[5,6,7]	UMBS Pool	3.000%	2/1/37–6/25/55	305,282	271,755
[5,6,7]	UMBS Pool	3.500%	7/1/32–4/25/55	152,406	139,775
[5,6,7]	UMBS Pool	4.000%	10/1/37–4/25/55	127,660	120,746
[5,6,7]	UMBS Pool	4.500%	4/1/39–4/25/55	118,177	114,822
[5,6,7]	UMBS Pool	5.000%	8/1/39–4/25/55	84,839	84,539
[5,6,7]	UMBS Pool	5.500%	12/1/38–4/25/55	416,016	417,285
[5,6,7]	UMBS Pool	6.000%	4/1/53–4/25/55	113,470	116,984
[5,6,7]	UMBS Pool	6.500%	9/1/36–4/25/55	16,390	17,659
[5,6,7]	UMBS Pool	7.000%	4/25/55	17,750	18,560
					2,779,181
Nonconventional Mortgage-Backed Securities (3.6%)
[5,6]	Fannie Mae REMICS	3.000%	11/25/44–3/25/47	51,098	45,357
[5,6]	Fannie Mae REMICS	3.500%	5/25/47	5,671	5,106
[5,6]	Fannie Mae REMICS	4.000%	8/25/43–9/25/44	37,804	35,784
[5,6]	Fannie Mae REMICS	4.500%	8/25/49	3,343	3,284
[5,6]	Freddie Mac REMICS	2.250%	8/25/49	34,294	29,960
[5,6]	Freddie Mac REMICS	2.500%	2/25/41–4/25/50	63,658	54,220
[5,6]	Freddie Mac REMICS	3.000%	10/15/42–4/15/46	232,823	207,617
[5,6]	Freddie Mac REMICS	3.500%	3/15/47–3/15/48	81,871	74,663
2

Core Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5,6]	Freddie Mac REMICS	4.000%	7/15/44–6/25/52	46,469	43,302
					499,293
Total U.S. Government and Agency Obligations (Cost $6,240,217)					6,226,192
Asset-Backed/Commercial Mortgage-Backed Securities (11.1%)
[5]	Ally Auto Receivables Trust Series 2023-1	5.270%	11/15/28	1,230	1,251
[5,8]	Ally Auto Receivables Trust Series 2023-1	5.760%	1/15/29	1,120	1,145
[5,8]	Ally Auto Receivables Trust Series 2023-1	5.960%	3/15/29	900	920
[5,8]	Ally Auto Receivables Trust Series 2023-1	6.740%	4/15/34	590	607
[5,8]	Ally Auto Receivables Trust Series 2023-A	7.330%	1/17/34	1,440	1,499
[5]	Ally Auto Receivables Trust Series 2024-1	5.160%	10/15/29	870	881
[5]	Ally Auto Receivables Trust Series 2024-1	5.410%	11/15/29	620	629
[5,8]	Ally Auto Receivables Trust Series 2024-1	5.800%	2/16/32	610	618
[5,8]	Ally Bank Auto Credit-Linked Notes Series 2024-A	5.827%	5/17/32	258	261
[5,8]	Ally Bank Auto Credit-Linked Notes Series 2024-A	6.022%	5/17/32	258	262
[5,8]	Ally Bank Auto Credit-Linked Notes Series 2024-A	6.315%	5/17/32	174	177
[5,8]	Ally Bank Auto Credit-Linked Notes Series 2024-B	4.970%	9/15/32	1,188	1,196
[5,8]	Ally Bank Auto Credit-Linked Notes Series 2024-B	5.117%	9/15/32	845	849
[5,8]	Ally Bank Auto Credit-Linked Notes Series 2024-B	5.215%	9/15/32	594	597
[5,8]	Ally Bank Auto Credit-Linked Notes Series 2024-B	5.410%	9/15/32	444	445
[5,8]	American Heritage Auto Receivables Trust Series 2024-1A	5.070%	6/17/30	960	970
[5]	AmeriCredit Automobile Receivables Trust Series 2023-2	6.000%	7/18/29	4,160	4,290
[5]	AmeriCredit Automobile Receivables Trust Series 2024-1	5.380%	6/18/29	4,220	4,287
[5,8]	AMSR Trust Series 2024-SFR2	4.150%	11/17/41	3,590	3,480
[5,8]	AMSR Trust Series 2024-SFR2	4.150%	11/17/41	2,350	2,250
[5,8]	ARI Fleet Lease Trust Series 2024-B	5.260%	4/15/33	1,080	1,098
[5,8]	ARI Fleet Lease Trust Series 2025-A	4.460%	1/17/34	1,570	1,565
[5,8]	Avis Budget Rental Car Funding AESOP LLC Series 2022-5A	6.240%	4/20/27	1,390	1,394
[5,8]	Avis Budget Rental Car Funding AESOP LLC Series 2023-1A	6.230%	4/20/29	900	910
[5,8]	Avis Budget Rental Car Funding AESOP LLC Series 2023-2A	6.180%	10/20/27	250	251
[5,8]	Avis Budget Rental Car Funding AESOP LLC Series 2023-5A	5.780%	4/20/28	890	908
[5,8]	Avis Budget Rental Car Funding AESOP LLC Series 2023-7A	5.900%	8/21/28	1,050	1,077
[5,8]	Avis Budget Rental Car Funding AESOP LLC Series 2023-8A	6.020%	2/20/30	3,110	3,246
[5,8]	Avis Budget Rental Car Funding AESOP LLC Series 2024-1A	5.360%	6/20/30	1,940	1,980
[5,8]	Avis Budget Rental Car Funding AESOP LLC Series 2024-3A	5.230%	12/20/30	600	609
[5,8]	Avis Budget Rental Car Funding AESOP LLC Series 2024-3A	5.580%	12/20/30	500	506
[5]	BANK Series 2017-BNK4	3.625%	5/15/50	19	19
[5]	BANK Series 2017-BNK8	3.488%	11/15/50	550	522
[5]	BANK Series 2018-BNK15	4.407%	11/15/61	650	642
[5]	BANK Series 2019-BNK16	4.005%	2/15/52	1,280	1,238
[5]	BANK Series 2019-BNK23	2.920%	12/15/52	3,570	3,270
[5]	BANK Series 2019-BNK24	2.960%	11/15/62	5,930	5,464
[5]	BANK Series 2021-BNK35	2.285%	6/15/64	1,630	1,395
[5]	BANK Series 2022-BNK40	3.393%	3/15/64	7,800	7,056
[5]	BANK Series 2022-BNK40	3.393%	3/15/64	500	474
[5]	BANK Series 2022-BNK40	3.393%	3/15/64	360	319
[5]	BANK Series 2022-BNK41	3.790%	4/15/65	2,070	1,919
[5]	BANK Series 2022-BNK43	4.399%	8/15/55	13,344	12,795
[5]	BANK Series 2024-BNK47	5.716%	6/15/57	10,310	10,785
[5]	BANK Series 2024-BNK48	5.053%	10/15/57	11,500	11,494
[5]	BANK Series 2024-BNK48	5.355%	10/15/57	5,240	5,193
[5]	BANK Series 2025-BNK49	5.623%	3/15/58	11,880	12,342
[5]	BANK Series 2025-BNK49	6.025%	3/15/58	3,560	3,693
[5,8]	Bank of America Auto Trust Series 2023-1A	5.390%	7/16/29	2,250	2,284
[5,8]	Bank of America Auto Trust Series 2023-2A	5.660%	11/15/29	1,520	1,554
[5,8]	Bank of America Auto Trust Series 2024-1A	5.310%	6/17/30	1,050	1,072
[5]	Barclays Commercial Mortgage Trust Series 2019-C3	3.583%	5/15/52	4,730	4,529
[5]	Barclays Commercial Mortgage Trust Series 2019-C5	3.063%	11/15/52	1,330	1,235
[5,8]	Bayview Opportunity Master Fund VII Trust Series 2024-SN1	5.670%	8/15/28	680	688
[5,8]	Bayview Opportunity Master Fund VII Trust Series 2024-SN1	5.830%	12/15/28	760	771
[5,8]	Bayview Opportunity Master Fund VII Trust Series 2024-SN1	6.360%	7/16/29	920	940
[5]	BBCMS Mortgage Trust Series 2018-C2	4.314%	12/15/51	6,000	5,912
[5]	BBCMS Mortgage Trust Series 2020-C6	2.639%	2/15/53	200	180
[5]	BBCMS Mortgage Trust Series 2020-C8	2.040%	10/15/53	690	594
[5]	BBCMS Mortgage Trust Series 2021-C9	2.299%	2/15/54	2,100	1,835
[5]	BBCMS Mortgage Trust Series 2021-C11	2.322%	9/15/54	1,280	1,102
[5]	BBCMS Mortgage Trust Series 2022-C15	3.684%	4/15/55	500	479
[5]	BBCMS Mortgage Trust Series 2022-C16	4.600%	6/15/55	4,190	4,097
[5]	BBCMS Mortgage Trust Series 2023-C22	6.804%	11/15/56	800	896
3

Core Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	BBCMS Mortgage Trust Series 2024-5C25	6.358%	3/15/57	4,440	4,609
[5]	BBCMS Mortgage Trust Series 2024-5C29	5.208%	9/15/57	2,380	2,411
[5]	BBCMS Mortgage Trust Series 2024-C24	5.419%	2/15/57	4,680	4,791
[5]	BBCMS Mortgage Trust Series 2024-C24	5.867%	2/15/57	1,020	1,051
[5]	BBCMS Mortgage Trust Series 2024-C26	5.829%	5/15/57	4,500	4,734
[5]	BBCMS Mortgage Trust Series 2024-C28	5.403%	9/15/57	2,010	2,056
[5]	BBCMS Mortgage Trust Series 2024-C30	5.532%	11/15/57	9,900	10,203
[5]	BBCMS Mortgage Trust Series 2024-C30	5.831%	11/15/57	5,730	5,904
[5]	BBCMS Mortgage Trust Series 2025-C32	5.720%	2/15/62	9,390	9,824
[5]	BBCMS Trust Series 2021-C10	2.492%	7/15/54	4,920	4,333
[5]	Benchmark Mortgage Trust Series 2018-B1	3.666%	1/15/51	6,500	6,299
[5]	Benchmark Mortgage Trust Series 2020-B16	2.732%	2/15/53	200	181
[5]	Benchmark Mortgage Trust Series 2022-B36	4.470%	7/15/55	11,472	11,047
[5]	Benchmark Mortgage Trust Series 2023-B38	5.525%	4/15/56	1,700	1,750
[5]	Benchmark Mortgage Trust Series 2024-V6	5.926%	3/15/57	5,000	5,186
[5]	Benchmark Mortgage Trust Series 2024-V10	5.277%	9/15/57	3,180	3,230
[5]	BMO Mortgage Trust Series 2023-C7	6.160%	12/15/56	11,500	12,334
[5]	BMO Mortgage Trust Series 2024-5C4	6.526%	5/15/57	3,600	3,813
[5]	BMO Mortgage Trust Series 2024-5C8	5.625%	12/15/57	2,390	2,459
[5]	BMO Mortgage Trust Series 2024-C8	5.598%	3/15/57	12,320	12,731
[5]	BMO Mortgage Trust Series 2024-C8	5.911%	3/15/57	690	710
[5]	BMO Mortgage Trust Series 2024-C9	5.759%	7/15/57	15,130	15,824
[5]	BMO Mortgage Trust Series 2024-C10	5.478%	11/15/57	4,370	4,486
[5]	BMO Mortgage Trust Series 2024-C10	5.729%	11/15/57	3,160	3,202
[5]	BMO Mortgage Trust Series 2025-C11	5.687%	2/15/58	8,860	9,235
[5]	BMO Mortgage Trust Series 2025-C11	5.978%	2/15/58	2,360	2,474
[5]	Capital One Prime Auto Receivables Trust Series 2023-2	5.740%	11/15/28	3,000	3,069
[5]	Capital One Prime Auto Receivables Trust Series 2024-1	4.660%	1/15/30	890	895
[5,8,9]	Capital Street Master Trust Series 2024-1, SOFR30A + 1.350%	5.699%	10/16/28	870	870
[5]	CarMax Auto Owner Trust Series 2023-3	5.260%	2/15/29	3,550	3,608
[5]	CarMax Auto Owner Trust Series 2023-4	5.960%	5/15/29	2,900	2,995
[5]	CarMax Auto Owner Trust Series 2024-1	4.940%	8/15/29	760	770
[5]	CarMax Auto Owner Trust Series 2024-3	5.280%	3/15/30	470	477
[5]	CarMax Auto Owner Trust Series 2024-3	5.670%	1/15/31	330	335
[5]	CarMax Auto Owner Trust Series 2024-4	4.640%	4/15/30	1,530	1,536
[5]	CarMax Auto Owner Trust Series 2024-4	4.820%	5/15/30	490	490
[5]	CarMax Auto Owner Trust Series 2024-4	4.970%	6/17/30	540	540
[5]	CarMax Auto Owner Trust Series 2024-4	5.360%	8/15/31	430	432
[5]	CarMax Auto Owner Trust Series 2025-1	4.840%	1/15/30	5,520	5,578
[5]	CarMax Auto Owner Trust Series 2025-1	5.110%	9/16/30	320	324
[5]	CarMax Auto Owner Trust Series 2025-1	5.260%	10/15/30	590	598
[5]	CarMax Auto Owner Trust Series 2025-1	5.600%	7/15/31	500	508
[5]	Carvana Auto Receivables Trust Series 2024-P4	4.740%	12/10/30	3,080	3,095
[5]	CD Mortgage Trust Series 2016-CD1	3.631%	8/10/49	270	191
[5]	CD Mortgage Trust Series 2017-CD4	3.514%	5/10/50	320	306
[5]	CD Mortgage Trust Series 2017-CD5	3.684%	8/15/50	1,510	1,448
[5]	CD Mortgage Trust Series 2017-CD6	3.709%	11/13/50	30	29
[5]	CD Mortgage Trust Series 2018-CD7	4.013%	8/15/51	7,612	7,413
[5]	CD Mortgage Trust Series 2018-CD7	4.841%	8/15/51	100	91
[5]	CFCRE Commercial Mortgage Trust Series 2016-C4	3.283%	5/10/58	60	60
[5,8]	Chase Auto Owner Trust Series 2024-1A	5.050%	10/25/29	1,120	1,142
[5,8]	Chase Auto Owner Trust Series 2024-1A	5.160%	11/26/29	320	325
[5,8]	Chase Auto Owner Trust Series 2024-1A	5.360%	1/25/30	300	305
[5,8]	Chase Auto Owner Trust Series 2024-1A	5.870%	6/25/31	440	448
[5,8]	Chase Auto Owner Trust Series 2024-3A	5.280%	1/25/30	790	802
[5,8]	Chase Auto Owner Trust Series 2024-3A	5.410%	2/28/30	530	539
[5,8]	Chase Auto Owner Trust Series 2024-3A	5.870%	9/25/31	960	976
[5,8]	Chase Auto Owner Trust Series 2024-4A	4.950%	3/25/30	3,320	3,372
[5,8]	Chase Auto Owner Trust Series 2024-4A	5.230%	4/25/30	1,370	1,394
[5,8]	Chase Auto Owner Trust Series 2024-4A	5.460%	7/25/30	1,490	1,519
[5,8]	Chase Auto Owner Trust Series 2024-4A	5.790%	11/25/31	490	497
[5,8]	Chase Auto Owner Trust Series 2024-5A	4.620%	8/26/30	790	779
[5]	Citigroup Commercial Mortgage Trust Series 2017-P8	3.203%	9/15/50	20	19
[5]	Citigroup Commercial Mortgage Trust Series 2017-P8	4.192%	9/15/50	60	55
[5]	Citigroup Commercial Mortgage Trust Series 2017-P8	4.254%	9/15/50	40	35
[5]	Citigroup Commercial Mortgage Trust Series 2018-B2	4.009%	3/10/51	2,250	2,197
[5]	Citigroup Commercial Mortgage Trust Series 2018-C5	4.228%	6/10/51	45	44
[5]	Citigroup Commercial Mortgage Trust Series 2019-C7	3.102%	12/15/72	8,400	7,780
[5,8]	Citigroup Mortgage Loan Trust Series 2024-INV2	6.500%	6/25/54	24,856	25,408
[5,8]	Citigroup Mortgage Loan Trust Series 2025-INV1	6.000%	1/25/55	50,054	50,479
4

Core Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5,8]	Citizens Auto Receivables Trust Series 2023-1	5.780%	10/15/30	4,890	4,979
[5,8]	Citizens Auto Receivables Trust Series 2024-1	5.030%	10/15/30	1,470	1,486
[5,8]	Citizens Auto Receivables Trust Series 2024-2	5.260%	4/15/31	3,120	3,178
[5,8]	CLI Funding IX LLC Series 2024-1A	5.630%	7/20/49	4,329	4,364
[5]	CNH Equipment Trust Series 2024-A	4.800%	7/15/31	1,410	1,423
[5,8]	COMM Mortgage Trust Series 2013-CR6	3.397%	3/10/46	74	72
[5,8,9]	Connecticut Avenue Securities Trust Series 2023-R07, SOFR30A + 1.950%	6.286%	9/25/43	1,247	1,254
[5,8,9]	Connecticut Avenue Securities Trust Series 2024-R01, SOFR30A + 1.050%	5.390%	1/25/44	3,311	3,304
[5,8,9]	Connecticut Avenue Securities Trust Series 2024-R02, SOFR30A + 1.100%	5.440%	2/25/44	457	456
[5,8,9]	Connecticut Avenue Securities Trust Series 2024-R04, SOFR30A + 1.000%	5.340%	5/25/44	1,007	1,004
[5,8,9]	Connecticut Avenue Securities Trust Series 2024-R05, SOFR30A + 1.000%	5.340%	7/25/44	2,792	2,785
[5,8,9]	Connecticut Avenue Securities Trust Series 2024-R06, SOFR30A + 1.150%	5.490%	9/25/44	3,394	3,390
[5,8,9]	Connecticut Avenue Securities Trust Series 2025-R01, SOFR30A + 0.950%	5.286%	1/25/45	2,067	2,058
[5,8,9]	Connecticut Avenue Securities Trust Series 2025-R02, SOFR30A + 1.000%	5.336%	2/25/45	1,942	1,940
[5]	CSAIL Commercial Mortgage Trust Series 2019-C17	2.763%	9/15/52	600	553
[5]	CSAIL Commercial Mortgage Trust Series 2020-C19	2.561%	3/15/53	250	222
[5,8]	DB Master Finance LLC Series 2019-1A	4.352%	5/20/49	1,106	1,078
[5]	DBJPM Mortgage Trust Series 2020-C9	1.926%	8/15/53	5,120	4,431
[5,8]	Dell Equipment Finance Trust Series 2024-2	4.820%	8/22/30	450	452
[5,8]	Dell Equipment Finance Trust Series 2024-2	4.990%	8/22/30	300	302
[5,8]	Dell Equipment Finance Trust Series 2024-2	5.290%	2/24/31	180	181
[5,8]	DLLAA LLC Series 2023-1A	5.730%	10/20/31	1,770	1,824
[5,8]	DLLAA LLC Series 2025-1A	4.950%	9/20/29	2,150	2,176
[5,8]	DLLAA LLC Series 2025-1A	5.080%	4/20/33	1,050	1,069
[5,8]	DLLAD LLC Series 2024-1A	5.300%	7/20/29	910	925
[5,8]	DLLST LLC Series 2024-1A	4.930%	4/22/30	560	564
[5,8]	Domino's Pizza Master Issuer LLC Series 2019-1A	3.668%	10/25/49	3,408	3,201
[5]	Drive Auto Receivables Trust Series 2024-1	5.310%	1/16/29	2,060	2,072
[5]	Drive Auto Receivables Trust Series 2024-1	5.430%	11/17/31	2,400	2,436
[5]	Drive Auto Receivables Trust Series 2024-2	4.520%	7/16/29	3,400	3,394
[5]	Drive Auto Receivables Trust Series 2024-2	4.670%	5/17/32	3,630	3,620
[5]	Drive Auto Receivables Trust Series 2024-2	4.940%	5/17/32	5,290	5,242
[5,8]	EDvestinU Private Education Loan Issue No. 1 LLC Series 2019-A	3.580%	11/25/38	17	16
[5,8]	Enterprise Fleet Financing LLC Series 2024-3	4.980%	8/21/28	1,150	1,165
[5,8]	Enterprise Fleet Financing LLC Series 2024-3	5.060%	3/20/31	820	834
[5,8]	Enterprise Fleet Financing LLC Series 2024-4	4.560%	11/20/28	2,280	2,286
[5,8]	Enterprise Fleet Financing LLC Series 2024-4	4.700%	6/20/31	2,330	2,340
[5,8]	Enterprise Fleet Financing LLC Series 2025-1	4.820%	2/20/29	1,290	1,300
[5,8]	Enterprise Fleet Financing LLC Series 2025-1	4.970%	9/22/31	1,810	1,836
[5,8]	Evergreen Credit Card Trust Series 2025-CRT5	5.240%	5/15/29	950	959
[5,8]	Evergreen Credit Card Trust Series 2025-CRT5	5.530%	5/15/29	410	414
[5]	Fifth Third Auto Trust Series 2023-1	5.520%	2/17/31	2,980	3,044
[5]	First National Master Note Trust Series 2023-2	5.770%	9/15/29	1,580	1,610
[5]	First National Master Note Trust Series 2025-1	4.850%	2/15/30	6,570	6,638
[5]	Ford Credit Auto Lease Trust Series 2023-B	6.430%	4/15/27	4,170	4,239
[5]	Ford Credit Auto Lease Trust Series 2024-A	5.290%	6/15/27	2,040	2,056
[5]	Ford Credit Auto Lease Trust Series 2024-B	5.180%	2/15/28	1,820	1,836
[5]	Ford Credit Auto Lease Trust Series 2025-A	4.960%	2/15/29	790	795
[5,8]	Ford Credit Auto Owner Trust Series 2022-1	3.880%	11/15/34	410	406
[5,8]	Ford Credit Auto Owner Trust Series 2022-1	4.670%	11/15/34	1,250	1,240
[5,8]	Ford Credit Auto Owner Trust Series 2023-1	4.850%	8/15/35	5,876	5,941
[5,8]	Ford Credit Auto Owner Trust Series 2023-2	5.280%	2/15/36	2,480	2,539
[5]	Ford Credit Auto Owner Trust Series 2023-B	5.060%	2/15/29	1,530	1,550
[5]	Ford Credit Auto Owner Trust Series 2023-C	5.490%	5/15/29	2,560	2,621
[5]	Ford Credit Auto Owner Trust Series 2023-C	5.930%	8/15/29	2,010	2,070
[5]	Ford Credit Auto Owner Trust Series 2023-C	6.370%	5/15/31	2,230	2,312
[5,8]	Ford Credit Auto Owner Trust Series 2024-1	4.870%	8/15/36	130	132
[5,8]	Ford Credit Auto Owner Trust Series 2024-1	5.240%	8/15/36	2,250	2,291
[5]	Ford Credit Auto Owner Trust Series 2024-A	5.260%	11/15/29	1,500	1,526
[5]	Ford Credit Auto Owner Trust Series 2024-B	5.230%	5/15/30	2,960	3,004
[5]	Ford Credit Auto Owner Trust Series 2024-C	4.400%	8/15/30	3,810	3,794
[5]	Ford Credit Auto Owner Trust Series 2024-D	4.880%	9/15/30	770	778
[5,8]	Ford Credit Auto Owner Trust Series 2025-1	5.010%	8/15/37	3,560	3,601
[5]	Ford Credit Auto Owner Trust Series 2025-A	4.890%	2/15/31	3,380	3,393
[5,8]	Ford Credit Floorplan Master Owner Trust A Series 2024-1	5.480%	4/15/29	2,830	2,878
[5,8]	Ford Credit Floorplan Master Owner Trust A Series 2024-2	5.240%	4/15/31	4,760	4,897
[5,8]	Ford Credit Floorplan Master Owner Trust A Series 2024-2	5.560%	4/15/31	1,950	2,006
[5,8]	Ford Credit Floorplan Master Owner Trust A Series 2024-3	4.300%	9/15/29	8,970	8,949
[5,8]	Ford Credit Floorplan Master Owner Trust A Series 2024-3	4.500%	9/15/29	2,340	2,327
[5,8]	Ford Credit Floorplan Master Owner Trust A Series 2024-4	4.400%	9/15/31	6,290	6,271
5

Core Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5,8]	Ford Credit Floorplan Master Owner Trust A Series 2024-4	4.610%	9/15/31	950	948
[5,6,8,9]	Freddie Mac STACR REMICS Trust Series 2023-HQA3, SOFR30A + 1.850%	6.190%	11/25/43	861	869
[5,6,8,9]	Freddie Mac STACR REMICS Trust Series 2024-DNA1, SOFR30A + 1.350%	5.690%	2/25/44	4,242	4,250
[5,6,8,9]	Freddie Mac STACR REMICS Trust Series 2024-DNA2, SOFR30A + 1.250%	5.590%	5/25/44	3,977	3,979
[5,6,8,9]	Freddie Mac STACR REMICS Trust Series 2024-DNA3, SOFR30A + 1.050%	5.390%	10/25/44	480	480
[5,6,8,9]	Freddie Mac STACR REMICS Trust Series 2024-HQA1, SOFR30A + 1.250%	5.590%	3/25/44	2,309	2,309
[5,6,8,9]	Freddie Mac STACR REMICS Trust Series 2024-HQA2, SOFR30A + 1.250%	5.590%	8/25/44	5,000	5,005
[5,6,8,9]	Freddie Mac STACR REMICS Trust Series 2025-DNA1, SOFR30A + 0.950%	5.290%	1/25/45	923	921
[5,6,8,9]	Freddie Mac STACR REMICS Trust Series 2025-HQA1, SOFR30A + 0.950%	5.290%	2/25/45	1,998	1,992
[5,8]	GCAT Trust Series 2022-INV3	4.000%	8/25/52	6,600	5,998
[5,8]	GCAT Trust Series 2022-INV3	4.500%	8/25/52	4,450	4,163
[5,8]	GCAT Trust Series 2024-INV2	6.000%	6/25/54	18,953	19,093
[5,8]	GCAT Trust Series 2024-INV4	5.500%	12/25/54	9,502	9,507
[5,8]	GCAT Trust Series 2024-INV4	6.000%	12/25/54	28,125	28,360
[5,8]	GCAT Trust Series 2025-INV1	6.000%	2/25/55	55,033	55,561
[5,8]	GCAT Trust Series 2025-INV1	6.000%	2/25/55	33,982	34,293
[5]	GM Financial Automobile Leasing Trust Series 2024-1	5.330%	3/20/28	1,630	1,642
[5]	GM Financial Automobile Leasing Trust Series 2024-2	5.560%	5/22/28	950	961
[5]	GM Financial Automobile Leasing Trust Series 2024-3	4.490%	10/20/28	2,600	2,586
[5]	GM Financial Automobile Leasing Trust Series 2025-1	4.890%	2/20/29	1,980	1,990
[5]	GM Financial Consumer Automobile Receivables Trust Series 2023-1	4.590%	7/17/28	50	50
[5]	GM Financial Consumer Automobile Receivables Trust Series 2024-1	4.860%	6/18/29	1,060	1,072
[5]	GM Financial Consumer Automobile Receivables Trust Series 2024-1	5.160%	8/16/29	380	384
[5]	GM Financial Consumer Automobile Receivables Trust Series 2024-2	5.280%	10/16/29	550	561
[5]	GM Financial Consumer Automobile Receivables Trust Series 2024-3	5.390%	1/16/30	1,400	1,433
[5]	GM Financial Consumer Automobile Receivables Trust Series 2024-4	4.670%	5/16/30	480	480
[5]	GM Financial Consumer Automobile Receivables Trust Series 2025-1	5.000%	8/16/30	300	303
[5,8]	GM Financial Revolving Receivables Trust Series 2021-1	1.490%	6/12/34	70	67
[5,8]	GM Financial Revolving Receivables Trust Series 2021-1	1.670%	6/12/34	120	115
[5,8]	GM Financial Revolving Receivables Trust Series 2023-2	5.770%	8/11/36	4,220	4,403
[5,8]	GM Financial Revolving Receivables Trust Series 2023-2	6.210%	8/11/36	1,660	1,747
[5,8]	GM Financial Revolving Receivables Trust Series 2024-1	4.980%	12/11/36	2,950	2,998
[5,8]	GM Financial Revolving Receivables Trust Series 2024-1	5.230%	12/11/36	870	884
[5,8]	GM Financial Revolving Receivables Trust Series 2025-1	4.800%	12/11/37	540	541
[5,8]	GM Financial Revolving Receivables Trust Series 2025-1	5.000%	12/11/37	3,500	3,504
[5,8]	GM Financial Revolving Receivables Trust Series 2025-A	5.070%	11/12/37	1,220	1,238
[5,8]	GMF Floorplan Owner Revolving Trust Series 2024-1A	5.330%	3/15/29	1,240	1,254
[5,8]	GMF Floorplan Owner Revolving Trust Series 2024-2A	5.060%	3/15/31	7,030	7,151
[5,8]	GMF Floorplan Owner Revolving Trust Series 2024-2A	5.350%	3/15/31	520	528
[5,8]	GMF Floorplan Owner Revolving Trust Series 2024-3A	4.920%	11/15/28	910	912
[5,8]	GMF Floorplan Owner Revolving Trust Series 2024-4A	4.730%	11/15/29	14,070	14,140
[5,8]	GMF Floorplan Owner Revolving Trust Series 2024-4A	4.980%	11/15/29	1,220	1,224
[5,8]	GMF Floorplan Owner Revolving Trust Series 2025-1A	4.880%	3/15/29	750	750
[5,8]	GMF Floorplan Owner Revolving Trust Series 2025-2A	4.910%	3/15/30	1,300	1,300
[5,8]	GMF Floorplan Owner Revolving Trust Series 2025-2A	4.960%	3/15/30	1,000	1,000
[5,8]	GreatAmerica Leasing Receivables Funding LLC Series 2025-1	4.490%	4/16/29	1,440	1,441
[5]	GS Mortgage Securities Trust Series 2014-GC24	4.438%	9/10/47	150	117
[5]	GS Mortgage Securities Trust Series 2019-GC38	3.968%	2/10/52	150	144
[5]	GS Mortgage Securities Trust Series 2020-GC45	2.911%	2/13/53	2,470	2,278
[5]	GS Mortgage Securities Trust Series 2020-GC47	2.377%	5/12/53	2,580	2,290
[5]	Harley-Davidson Motorcycle Trust Series 2023-B	5.780%	4/15/31	1,650	1,690
[5,8]	Hertz Vehicle Financing LLC Series 2022-2A	2.330%	6/26/28	3,120	2,976
[5,8]	Hertz Vehicle Financing III LLC Series 2024-1A	6.120%	1/25/29	2,020	2,055
[5,8]	Hertz Vehicle Financing III LLC Series 2024-1A	6.700%	1/25/29	1,280	1,301
[5,8]	Houston Galleria Mall Trust Series 2025-HGLR	5.462%	2/5/45	6,120	6,199
[5,8]	HPEFS Equipment Trust Series 2024-1A	5.330%	5/20/31	1,090	1,098
[5,8]	HPEFS Equipment Trust Series 2024-1A	5.820%	11/20/31	1,360	1,379
[5,8]	HPEFS Equipment Trust Series 2024-2A	5.350%	10/20/31	600	607
[5,8]	HPEFS Equipment Trust Series 2024-2A	5.520%	10/20/31	1,970	1,998
[5,8]	HPEFS Equipment Trust Series 2024-2A	5.820%	4/20/32	980	995
[5,8]	Hudson Yards Mortgage Trust Series 2025-SPRL	5.467%	1/13/40	570	580
[5,8]	Huntington Bank Auto Credit-Linked Notes Series 2024-1	6.153%	5/20/32	1,047	1,059
[5,8]	Huntington Bank Auto Credit-Linked Notes Series 2024-2	5.442%	10/20/32	2,316	2,326
[5,8]	Huntington Bank Auto Credit-Linked Notes Series 2025-1	4.957%	3/21/33	5,080	5,071
[5,8]	Hyundai Auto Lease Securitization Trust Series 2024-B	5.390%	3/15/28	1,630	1,651
[5,8]	Hyundai Auto Lease Securitization Trust Series 2024-B	5.560%	8/15/28	600	609
[5,8]	Hyundai Auto Lease Securitization Trust Series 2024-C	4.970%	2/15/29	1,040	1,047
[5,8]	Hyundai Auto Lease Securitization Trust Series 2025-A	4.900%	1/16/29	1,300	1,312
[5,8]	Hyundai Auto Lease Securitization Trust Series 2025-A	5.150%	6/15/29	1,030	1,042
[5]	Hyundai Auto Receivables Trust Series 2023-B	5.310%	8/15/29	1,480	1,503
6

Core Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	Hyundai Auto Receivables Trust Series 2023-C	5.550%	12/17/29	1,700	1,738
[5]	Hyundai Auto Receivables Trust Series 2023-C	6.010%	12/17/29	5,830	6,019
[5]	Hyundai Auto Receivables Trust Series 2024-A	5.140%	1/15/31	1,320	1,338
[5]	Hyundai Auto Receivables Trust Series 2024-A	5.270%	7/15/31	1,080	1,090
[5]	Hyundai Auto Receivables Trust Series 2024-B	5.040%	9/16/30	1,190	1,200
[5]	Hyundai Auto Receivables Trust Series 2024-B	5.290%	10/15/31	2,280	2,326
[5]	Hyundai Auto Receivables Trust Series 2024-C	4.670%	1/15/31	470	469
[5]	Hyundai Auto Receivables Trust Series 2024-C	4.860%	2/17/32	1,300	1,288
[5]	Hyundai Auto Receivables Trust Series 2025-A	4.610%	4/15/31	880	876
[5]	Hyundai Auto Receivables Trust Series 2025-A	4.760%	6/15/32	2,500	2,482
[5,8]	IRV Trust Series 2025-200P	5.295%	3/14/47	3,320	3,308
[5,8]	Jersey Mike's Funding LLC Series 2024-1A	5.636%	2/15/55	5,200	5,248
[5]	John Deere Owner Trust Series 2023-B	5.110%	5/15/30	1,500	1,519
[5,8]	JP Morgan Mortgage Trust Series 2021-INV4	3.000%	1/25/52	15,077	12,900
[5,8]	JP Morgan Mortgage Trust Series 2021-INV6	3.000%	4/25/52	13,840	11,841
[5]	JPMDB Commercial Mortgage Securities Trust Series 2017-C7	3.409%	10/15/50	60	58
[5]	JPMDB Commercial Mortgage Securities Trust Series 2018-C8	4.211%	6/15/51	50	49
[5,8]	Kubota Credit Owner Trust Series 2023-2A	5.230%	6/15/28	1,430	1,451
[5,8]	Kubota Credit Owner Trust Series 2025-1A	4.870%	7/15/30	2,040	2,064
[5,8]	LAD Auto Receivables Trust Series 2024-2A	5.460%	7/16/29	1,030	1,047
[5,8]	LAD Auto Receivables Trust Series 2024-2A	5.500%	7/16/29	560	570
[5,8]	LAD Auto Receivables Trust Series 2024-2A	5.660%	10/15/29	330	335
[5,8]	LAD Auto Receivables Trust Series 2024-2A	6.370%	10/15/31	280	288
[5,8]	LAD Auto Receivables Trust Series 2024-3A	4.600%	12/17/29	980	980
[5,8]	LAD Auto Receivables Trust Series 2024-3A	4.740%	1/15/30	1,060	1,057
[5,8]	LAD Auto Receivables Trust Series 2024-3A	4.930%	3/15/30	860	852
[5,8]	LAD Auto Receivables Trust Series 2024-3A	5.180%	2/17/32	590	584
[5,8]	LAD Auto Receivables Trust Series 2025-1A	4.790%	4/15/30	1,770	1,780
[5,8]	LAD Auto Receivables Trust Series 2025-1A	5.050%	5/15/30	1,450	1,459
[5,8]	LAD Auto Receivables Trust Series 2025-1A	5.110%	7/15/30	1,100	1,106
[5,8]	LAD Auto Receivables Trust Series 2025-1A	5.520%	5/17/32	2,310	2,316
[5,8]	M&T Bank Auto Receivables Trust Series 2024-1A	5.150%	2/17/32	1,410	1,437
[5,8]	M&T Bank Auto Receivables Trust Series 2025-1A	4.730%	6/17/30	2,790	2,810
[5,8]	M&T Bank Auto Receivables Trust Series 2025-1A	4.890%	7/15/32	1,620	1,634
[5,8]	MMAF Equipment Finance LLC Series 2024-A	4.950%	7/14/31	1,510	1,527
[5]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C10	3.980%	7/15/46	200	175
[5]	Morgan Stanley Capital I Trust Series 2018-L1	4.407%	10/15/51	2,180	2,143
[5]	Morgan Stanley Capital I Trust Series 2018-L1	4.637%	10/15/51	1,720	1,684
[5]	Morgan Stanley Capital I Trust Series 2019-L3	3.127%	11/15/52	1,610	1,502
[5,8]	Morgan Stanley Residential Mortgage Loan Trust Series 2023-1	4.000%	2/25/53	73,231	67,099
[5,8]	Morgan Stanley Residential Mortgage Loan Trust Series 2024-INV3	6.500%	6/25/54	6,535	6,647
[5,8]	Morgan Stanley Residential Mortgage Loan Trust Series 2024-INV4	5.000%	9/25/54	7,664	7,589
[5,8]	MSBAM Commercial Mortgage Securities Trust Series 2012-CKSV	3.277%	10/15/30	824	782
[5]	MSWF Commercial Mortgage Trust Series 2023-2	6.014%	12/15/56	8,690	9,253
[5,8]	Navient Private Education Loan Trust Series 2018-BA	3.610%	12/15/59	45	45
[5,8,9]	Navient Student Loan Trust Series 2023-BA, SOFR30A + 1.700%	6.049%	3/15/72	353	355
[5,8]	Navistar Financial Dealer Note Master Owner Trust Series 2024-1	5.590%	4/25/29	860	869
[5,8]	NextGear Floorplan Master Owner Trust Series 2025-1A	4.550%	2/15/30	7,220	7,246
[5]	Nissan Auto Lease Trust Series 2025-A	4.800%	2/15/29	1,810	1,823
[5]	Nissan Auto Lease Trust Series 2025-A	5.030%	2/15/29	850	857
[5]	Nissan Auto Lease Trust Series 2025-A	5.110%	6/15/29	1,160	1,169
[5,8]	OBX Trust Series 2022-INV5	4.000%	10/25/52	3,061	2,797
[5,8]	PFS Financing Corp. Series 2024-B	4.950%	2/15/29	5,930	5,972
[5,8]	PFS Financing Corp. Series 2024-D	5.340%	4/15/29	4,810	4,895
[5,8]	PFS Financing Corp. Series 2025-B	4.850%	2/15/30	7,410	7,472
[5,8]	PMT Loan Trust Series 2024-INV1	5.500%	10/25/59	3,178	3,180
[5,8]	PMT Loan Trust Series 2024-INV1	6.000%	10/25/59	11,863	11,962
[5,8]	PMT Loan Trust Series 2024-INV2	6.000%	12/25/59	53,326	53,771
[5,8]	PMT Loan Trust Series 2024-INV2	6.000%	12/25/59	22,742	22,946
[5,8]	PMT Loan Trust Series 2025-INV1	6.000%	1/25/60	16,969	17,164
[5,8]	PMT Loan Trust Series 2025-INV1	6.000%	1/25/60	8,446	8,523
[5,8]	PMT Loan Trust Series 2025-INV2	6.000%	2/25/56	23,192	23,403
[5,8]	PMT Loan Trust Series 2025-INV3	5.500%	3/25/56	26,400	26,148
[5,8]	Porsche Financial Auto Securitization Trust Series 2023-2A	5.790%	11/24/31	1,750	1,780
[5,8]	Porsche Financial Auto Securitization Trust Series 2024-1A	4.490%	12/22/32	1,540	1,542
[5,8]	Progress Residential Trust Series 2022-SFR3	3.200%	4/17/39	134	131
[5,8]	Progress Residential Trust Series 2022-SFR3	3.600%	4/17/39	100	97
[5,8]	Progress Residential Trust Series 2022-SFR5	4.451%	6/17/39	115	113
[5,8]	Progress Residential Trust Series 2022-SFR5	4.896%	6/17/39	100	100
[5,8]	Progress Residential Trust Series 2024-SFR1	3.350%	2/17/41	1,568	1,481
7

Core Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5,8]	Progress Residential Trust Series 2024-SFR2	3.300%	4/17/41	1,382	1,299
[5,8]	Progress Residential Trust Series 2024-SFR3	3.000%	6/17/41	1,998	1,856
[5,8]	Progress Residential Trust Series 2024-SFR4	3.100%	7/17/41	3,690	3,432
[5,8]	Progress Residential Trust Series 2024-SFR5	3.000%	8/9/29	4,490	4,144
[5,8]	Progress Residential Trust Series 2025-SFR1	3.400%	2/17/42	4,960	4,633
[5,8]	Progress Residential Trust Series 2025-SFR1	3.650%	2/17/42	780	728
[5,7,8]	Progress Residential Trust Series 2025-SFR2	3.305%	4/17/42	2,260	2,084
[5,8]	RCKT Mortgage Trust Series 2024-INV1	6.500%	6/25/54	17,751	18,023
[5,8]	Santander Bank Auto Credit-Linked Notes Series 2023-B	5.933%	12/15/33	296	299
[5,8]	Santander Bank Auto Credit-Linked Notes Series 2023-B	6.663%	12/15/33	326	332
[5,8]	Santander Bank Auto Credit-Linked Notes Series 2024-A	5.605%	6/15/32	189	192
[5,8]	Santander Bank Auto Credit-Linked Notes Series 2024-A	5.622%	6/15/32	819	828
[5,8]	Santander Bank Auto Credit-Linked Notes Series 2024-A	5.818%	6/15/32	501	506
[5,8]	Santander Bank Auto Credit-Linked Notes Series 2024-A	6.110%	6/15/32	607	614
[5,8]	Santander Bank Auto Credit-Linked Notes Series 2024-B	4.965%	1/18/33	310	311
[5,8]	Santander Bank Auto Credit-Linked Notes Series 2024-B	5.141%	1/18/33	490	491
[5,8]	Santander Bank Auto Credit-Linked Notes Series 2024-B	5.483%	1/18/33	630	632
[5]	Santander Drive Auto Receivables Trust Series 2023-1	5.090%	5/15/30	840	844
[5]	Santander Drive Auto Receivables Trust Series 2023-6	5.980%	4/16/29	1,490	1,518
[5]	Santander Drive Auto Receivables Trust Series 2023-6	6.400%	3/17/31	1,180	1,223
[5]	Santander Drive Auto Receivables Trust Series 2024-1	5.450%	3/15/30	1,250	1,262
[5]	Santander Drive Auto Receivables Trust Series 2024-2	5.840%	6/17/30	1,490	1,522
[5]	Santander Drive Auto Receivables Trust Series 2024-2	6.280%	8/15/31	1,620	1,676
[5]	Santander Drive Auto Receivables Trust Series 2024-3	5.550%	9/17/29	4,120	4,186
[5]	Santander Drive Auto Receivables Trust Series 2024-3	5.640%	8/15/30	4,420	4,508
[5]	Santander Drive Auto Receivables Trust Series 2024-3	5.970%	10/15/31	4,670	4,777
[5]	Santander Drive Auto Receivables Trust Series 2024-4	4.930%	9/17/29	3,990	4,018
[5]	Santander Drive Auto Receivables Trust Series 2024-5	4.630%	8/15/29	2,890	2,894
[5]	Santander Drive Auto Receivables Trust Series 2024-5	4.780%	1/15/31	9,660	9,679
[5]	Santander Drive Auto Receivables Trust Series 2024-5	5.140%	2/17/32	7,740	7,710
[5]	Santander Drive Auto Receivables Trust Series 2025-1	5.430%	3/17/31	1,720	1,741
[5]	Santander Drive Auto Receivables Trust Series 2025-2	5.470%	5/15/31	7,710	7,740
[5,8]	SBNA Auto Lease Trust Series 2025-A	4.870%	7/20/29	1,170	1,178
[5,8]	SBNA Auto Receivables Trust Series 2024-A	5.290%	9/17/29	2,050	2,075
[5,8]	SBNA Auto Receivables Trust Series 2024-A	5.590%	1/15/30	960	976
[5,8]	SBNA Auto Receivables Trust Series 2024-A	6.040%	4/15/30	930	953
[5,8]	SCCU Auto Receivables Trust Series 2023-1A	5.700%	8/15/29	530	544
[5,8]	SCCU Auto Receivables Trust Series 2024-1A	5.160%	5/15/30	690	702
[5,8]	Securitized Term Auto Receivables Trust Series 2025-A	5.038%	7/25/31	605	608
[5,8]	Securitized Term Auto Receivables Trust Series 2025-A	5.185%	7/25/31	244	245
[5,8]	Sequoia Mortgage Trust Series 2024-INV1	6.000%	10/25/54	6,628	6,667
[5,8]	Sequoia Mortgage Trust Series 2024-INV1	6.000%	10/25/54	2,096	2,113
[5,8]	SFS Auto Receivables Securitization Trust Series 2024-1A	4.940%	1/21/31	1,070	1,080
[5,8]	SFS Auto Receivables Securitization Trust Series 2024-1A	5.380%	1/21/31	1,910	1,943
[5,8]	SFS Auto Receivables Securitization Trust Series 2024-1A	5.510%	1/20/32	890	902
[5,8]	SFS Auto Receivables Securitization Trust Series 2024-2A	5.260%	8/20/30	750	767
[5,8]	SFS Auto Receivables Securitization Trust Series 2024-2A	5.410%	8/20/30	880	900
[5,8]	SFS Auto Receivables Securitization Trust Series 2024-2A	5.540%	2/20/32	990	1,002
[5,8]	SFS Auto Receivables Securitization Trust Series 2024-3A	4.600%	11/20/31	2,570	2,581
[5,8]	SFS Auto Receivables Securitization Trust Series 2024-3A	4.760%	11/20/31	1,330	1,330
[5,8]	SFS Auto Receivables Securitization Trust Series 2024-3A	4.980%	10/20/32	2,110	2,092
[5,8]	SFS Auto Receivables Securitization Trust Series 2025-1A	4.830%	12/20/30	1,420	1,435
[5,8]	SFS Auto Receivables Securitization Trust Series 2025-1A	5.110%	2/20/31	350	354
[5,8]	SFS Auto Receivables Securitization Trust Series 2025-1A	5.200%	10/20/32	2,050	2,044
[5,8]	SMB Private Education Loan Trust Series 2017-B	2.820%	10/15/35	25	24
[5,8]	SMB Private Education Loan Trust Series 2018-B	3.600%	1/15/37	78	77
[5,8]	SMB Private Education Loan Trust Series 2018-C	3.630%	11/15/35	111	109
[5,8]	SoFi Professional Loan Program LLC Series 2017-D	2.650%	9/25/40	7	7
[5,8]	SoFi Professional Loan Program LLC Series 2017-F	2.840%	1/25/41	8	8
[5,8]	Subway Funding LLC Series 2024-1A	6.028%	7/30/54	8,140	8,198
[5,8]	Subway Funding LLC Series 2024-1A	6.268%	7/30/54	4,509	4,575
[5]	Synchrony Card Issuance Trust Series 2025-A1	4.780%	2/18/31	10,850	10,975
[5,8]	Tesla Auto Lease Trust Series 2023-B	6.220%	3/22/27	1,300	1,312
[5,8]	Tesla Electric Vehicle Trust Series 2023-1	5.380%	2/20/29	720	734
[5,8]	Tesla Electric Vehicle Trust Series 2023-1	5.820%	5/20/31	720	732
[5,8]	TIF Funding III LLC Series 2024-2A	5.540%	7/20/49	4,461	4,484
[5,8]	T-Mobile US Trust Series 2025-1A	4.740%	11/20/29	5,260	5,298
[5,8]	Toyota Auto Loan Extended Note Trust Series 2024-1A	5.160%	11/25/36	3,330	3,414
[5]	Toyota Auto Receivables Owner Trust Series 2024-A	4.770%	4/16/29	3,240	3,276
[5,8]	Toyota Lease Owner Trust Series 2025-A	4.810%	6/20/29	2,290	2,307
8

Core Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5,8]	Trafigura Securitisation Finance plc Series 2024-1A	5.980%	11/15/27	3,790	3,857
[5,8]	Tricon Residential Trust Series 2024-SFR4	4.300%	11/17/41	2,868	2,790
[5,8]	Tricon Residential Trust Series 2024-SFR4	4.650%	11/17/41	1,160	1,139
[5,8]	Trinity Rail Leasing LLC Series 2024-1A	5.780%	5/19/54	2,831	2,911
[5]	UBS Commercial Mortgage Trust Series 2017-C7	3.679%	12/15/50	690	670
[5,8]	US Bank NA Series 2023-1	6.789%	8/25/32	293	296
[5,8]	US Bank NA Series 2025-SUP1	5.582%	2/25/32	6,780	6,790
[5,8]	USAA Auto Owner Trust Series 2024-A	4.970%	12/17/29	850	861
[5,8]	Verizon Master Trust Series 2023-6	5.350%	9/22/31	1,350	1,388
[5,8]	Verizon Master Trust Series 2024-2	4.830%	12/22/31	7,730	7,821
[5,8]	Verizon Master Trust Series 2024-2	5.080%	12/22/31	4,680	4,762
[5,8]	Verizon Master Trust Series 2024-2	5.320%	12/22/31	5,790	5,910
[5,8]	Verizon Master Trust Series 2024-5	5.250%	6/21/32	3,820	3,906
[5,8]	Verizon Master Trust Series 2024-5	5.490%	6/21/32	1,090	1,112
[5,8]	Verizon Master Trust Series 2024-7	4.840%	8/20/32	470	463
[5]	Verizon Master Trust Series 2024-8	4.990%	11/20/30	860	868
[5]	Verizon Master Trust Series 2025-1	4.940%	1/21/31	830	838
[5]	Verizon Master Trust Series 2025-1	5.090%	1/21/31	160	161
[5,8]	Verizon Master Trust Series 2025-2	4.940%	1/20/33	6,950	7,092
[5,8]	Verizon Master Trust Series 2025-2	5.160%	1/20/33	570	581
[5,8]	Verizon Master Trust Series 2025-2	5.340%	1/20/33	1,050	1,072
[5]	Verizon Master Trust Series 2025-3	4.900%	3/20/30	700	701
[5,8]	Verizon Master Trust Series 2025-4	4.760%	3/21/33	8,410	8,408
[5,8]	Verizon Master Trust Series 2025-4	5.020%	3/21/33	2,690	2,689
[5,8]	Verizon Master Trust Series 2025-4	5.200%	3/21/33	1,150	1,150
[5]	Volkswagen Auto Loan Enhanced Trust Series 2023-1	5.010%	1/22/30	4,260	4,305
[5]	Volkswagen Auto Loan Enhanced Trust Series 2024-1	4.670%	6/20/31	1,190	1,198
[5]	Wells Fargo Commercial Mortgage Trust Series 2018-C43	4.514%	3/15/51	50	47
[5]	Wells Fargo Commercial Mortgage Trust Series 2018-C45	4.184%	6/15/51	2,130	2,089
[5]	Wells Fargo Commercial Mortgage Trust Series 2018-C46	4.152%	8/15/51	30	29
[5]	Wells Fargo Commercial Mortgage Trust Series 2018-C47	4.442%	9/15/61	5,940	5,875
[5]	Wells Fargo Commercial Mortgage Trust Series 2018-C48	4.302%	1/15/52	730	718
[5]	Wells Fargo Commercial Mortgage Trust Series 2024-C63	5.309%	8/15/57	10,760	10,953
[5,8]	Wendy's Funding LLC Series 2019-1A	4.080%	6/15/49	923	885
[5]	WF Card Issuance Trust Series 2024-A2	4.290%	10/15/29	12,120	12,117
[5]	World Omni Auto Receivables Trust Series 2024-A	4.840%	10/15/29	3,570	3,602
[5]	World Omni Auto Receivables Trust Series 2024-A	5.090%	12/17/29	1,510	1,530
[5]	World Omni Auto Receivables Trust Series 2024-A	5.310%	10/15/30	780	792
[5]	World Omni Auto Receivables Trust Series 2024-B	5.230%	7/15/30	2,510	2,552
[5]	World Omni Auto Receivables Trust Series 2025-A	5.080%	11/15/30	1,010	1,027
[5]	World Omni Auto Receivables Trust Series 2025-A	5.170%	10/15/31	1,410	1,431
[5]	World Omni Automobile Lease Securitization Trust Series 2024-A	5.620%	9/17/29	2,200	2,236
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $1,523,094)					1,535,745
Corporate Bonds (28.8%)
Communications (1.8%)
[8]	AMC Networks Inc.	10.250%	1/15/29	45	47
	AMC Networks Inc.	4.250%	2/15/29	205	154
[10]	AT&T Inc.	3.600%	6/1/33	900	968
[10]	AT&T Inc.	4.050%	6/1/37	500	539
	AT&T Inc.	4.900%	8/15/37	500	476
	AT&T Inc.	4.300%	12/15/42	6,240	5,239
	AT&T Inc.	3.550%	9/15/55	4,238	2,868
	AT&T Inc.	3.650%	9/15/59	13,967	9,417
[8]	Cable One Inc.	4.000%	11/15/30	70	56
[8]	CCO Holdings LLC	4.750%	3/1/30	1,330	1,233
[8]	CCO Holdings LLC	4.250%	2/1/31	40	35
	CCO Holdings LLC	4.500%	5/1/32	30	26
	Charter Communications Operating LLC	4.200%	3/15/28	11,550	11,328
	Charter Communications Operating LLC	2.250%	1/15/29	200	180
	Charter Communications Operating LLC	6.100%	6/1/29	24,191	24,990
	Charter Communications Operating LLC	2.300%	2/1/32	7,360	5,958
	Charter Communications Operating LLC	6.650%	2/1/34	9,000	9,329
	Charter Communications Operating LLC	3.500%	3/1/42	3,580	2,448
	Charter Communications Operating LLC	6.484%	10/23/45	2,100	1,989
[11]	CK Hutchison Group Telecom Finance SA	2.625%	10/17/34	6,051	5,617
	Comcast Corp.	6.550%	7/1/39	4,080	4,504
	Comcast Corp.	3.450%	2/1/50	1,500	1,040
	Comcast Corp.	2.650%	8/15/62	300	157
9

Core Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Comcast Corp.	2.987%	11/1/63	5,000	2,829
[8]	CSC Holdings LLC	11.750%	1/31/29	90	87
[8]	CSC Holdings LLC	3.375%	2/15/31	100	71
[8]	Directv Financing LLC	5.875%	8/15/27	159	154
	Discovery Communications LLC	5.000%	9/20/37	1,600	1,353
	Discovery Communications LLC	6.350%	6/1/40	1,734	1,624
[8]	DISH Network Corp.	11.750%	11/15/27	225	237
[8]	Frontier Communications Holdings LLC	5.000%	5/1/28	125	124
[8]	Frontier Communications Holdings LLC	8.625%	3/15/31	30	32
	Grupo Televisa SAB	4.625%	1/30/26	4,500	4,443
[8]	Intelsat Jackson Holdings SA	6.500%	3/15/30	70	67
	Interpublic Group of Cos. Inc.	3.375%	3/1/41	2,040	1,525
[8]	Level 3 Financing Inc.	3.875%	11/15/29	80	59
[8]	Level 3 Financing Inc.	10.500%	5/15/30	70	76
	Meta Platforms Inc.	4.450%	8/15/52	4,900	4,171
[8]	Midcontinent Communications	8.000%	8/15/32	235	238
	Netflix Inc.	6.375%	5/15/29	1,960	2,098
[8]	News Corp.	3.875%	5/15/29	330	311
[8]	Nexstar Media Inc.	4.750%	11/1/28	805	754
[8]	Outfront Media Capital LLC	7.375%	2/15/31	90	94
	Paramount Global	2.900%	1/15/27	1,525	1,475
	Paramount Global	4.950%	1/15/31	974	935
	Paramount Global	6.875%	4/30/36	830	851
	Paramount Global	5.850%	9/1/43	8,770	7,680
	Paramount Global	4.900%	8/15/44	11,705	9,077
	Paramount Global	4.600%	1/15/45	4,660	3,496
	Rogers Communications Inc.	7.000%	4/15/55	90	90
	Rogers Communications Inc.	7.125%	4/15/55	130	129
[8]	Scripps Escrow Inc.	5.875%	7/15/27	315	263
[8]	Scripps Escrow II Inc.	3.875%	1/15/29	180	142
[8]	Scripps Escrow II Inc.	5.375%	1/15/31	80	49
[8]	Sirius XM Radio LLC	5.000%	8/1/27	70	68
	Sprint Capital Corp.	6.875%	11/15/28	16,790	17,925
	Sprint LLC	7.625%	3/1/26	27,766	28,213
[8]	Sunrise FinCo I BV	4.875%	7/15/31	225	205
	Telefonica Emisiones SA	4.665%	3/6/38	4,056	3,659
	Time Warner Cable LLC	7.300%	7/1/38	4,890	5,125
	T-Mobile USA Inc.	3.600%	11/15/60	9	6
	Uber Technologies Inc.	4.800%	9/15/34	995	969
	Uber Technologies Inc.	5.350%	9/15/54	17,880	16,736
[8]	Univision Communications Inc.	8.000%	8/15/28	5	5
[8]	Univision Communications Inc.	4.500%	5/1/29	15	13
[8]	Univision Communications Inc.	7.375%	6/30/30	255	245
[8]	Univision Communications Inc.	8.500%	7/31/31	205	200
	Verizon Communications Inc.	4.329%	9/21/28	200	199
[11]	Verizon Communications Inc.	2.500%	4/8/31	1,300	1,436
	Verizon Communications Inc.	5.500%	2/23/54	7,380	7,152
	Verizon Communications Inc.	2.987%	10/30/56	9,310	5,588
	Verizon Communications Inc.	3.000%	11/20/60	1,800	1,064
	Verizon Communications Inc.	3.700%	3/22/61	2,065	1,421
	Vodafone Group plc	6.150%	2/27/37	1,011	1,071
	Vodafone Group plc	5.750%	6/28/54	6,430	6,127
[8]	VZ Secured Financing BV	5.000%	1/15/32	370	321
	Warnermedia Holdings Inc.	3.755%	3/15/27	7,360	7,179
[10]	Warnermedia Holdings Inc.	4.693%	5/17/33	300	316
	Warnermedia Holdings Inc.	5.050%	3/15/42	7,801	6,235
					244,610
Consumer Discretionary (0.7%)
[8]	1011778 BC ULC	6.125%	6/15/29	515	519
[8]	1011778 BC ULC	5.625%	9/15/29	115	114
[8]	Amer Sports Co.	6.750%	2/16/31	60	62
	American Axle & Manufacturing Inc.	5.000%	10/1/29	135	116
	Asbury Automotive Group Inc.	4.500%	3/1/28	961	925
[8]	Beacon Roofing Supply Inc.	6.500%	8/1/30	15	16
[8]	Belron UK Finance plc	5.750%	10/15/29	90	89
	BorgWarner Inc.	4.950%	8/15/29	2,550	2,554
[8]	Builders FirstSource Inc.	6.375%	3/1/34	215	214
[8]	Caesars Entertainment Inc.	6.500%	2/15/32	65	65
[8]	Carnival Corp.	5.750%	3/1/27	385	385
10

Core Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[8]	Carnival Corp.	4.000%	8/1/28	610	583
[8]	Carnival Corp.	6.000%	5/1/29	25	25
[8]	Carnival Corp.	5.750%	3/15/30	230	229
[8]	Champ Acquisition Corp.	8.375%	12/1/31	30	31
[8]	Churchill Downs Inc.	5.500%	4/1/27	325	322
[8]	Churchill Downs Inc.	4.750%	1/15/28	298	290
[8]	Churchill Downs Inc.	5.750%	4/1/30	65	64
[8]	Clarios Global LP	8.500%	5/15/27	180	181
[8]	Clarios Global LP	6.750%	2/15/30	90	91
	Dana Inc.	4.250%	9/1/30	215	200
	Dana Inc.	4.500%	2/15/32	95	86
[5,10]	Flutter Treasury DAC	5.000%	4/29/29	4,300	4,750
	Ford Motor Co.	9.625%	4/22/30	20	23
	Ford Motor Credit Co. LLC	2.700%	8/10/26	70	67
	Ford Motor Credit Co. LLC	4.950%	5/28/27	1,085	1,070
	Ford Motor Credit Co. LLC	4.125%	8/17/27	100	97
	Ford Motor Credit Co. LLC	3.815%	11/2/27	2,000	1,908
	Ford Motor Credit Co. LLC	7.350%	11/4/27	7,315	7,579
	Ford Motor Credit Co. LLC	6.800%	5/12/28	555	570
	Ford Motor Credit Co. LLC	6.798%	11/7/28	3,180	3,271
	Ford Motor Credit Co. LLC	2.900%	2/10/29	845	756
	Ford Motor Credit Co. LLC	5.113%	5/3/29	700	675
	Ford Motor Credit Co. LLC	7.200%	6/10/30	205	213
	Ford Motor Credit Co. LLC	6.054%	11/5/31	11,025	10,809
[8]	Garda World Security Corp.	8.250%	8/1/32	210	205
[8]	Garrett Motion Holdings Inc.	7.750%	5/31/32	200	198
	General Motors Co.	5.200%	4/1/45	6,010	5,038
	General Motors Financial Co. Inc.	5.350%	7/15/27	4,520	4,560
	General Motors Financial Co. Inc.	2.400%	10/15/28	1,000	914
	General Motors Financial Co. Inc.	5.550%	7/15/29	11,830	11,932
	General Motors Financial Co. Inc.	5.850%	4/6/30	3,780	3,847
	General Motors Financial Co. Inc.	6.400%	1/9/33	4,740	4,886
	Goodyear Tire & Rubber Co.	5.000%	7/15/29	355	329
[8]	Hanesbrands Inc.	9.000%	2/15/31	45	47
[8]	Hilton Domestic Operating Co. Inc.	5.875%	4/1/29	25	25
[8]	Hilton Domestic Operating Co. Inc.	5.875%	3/15/33	200	198
	Home Depot Inc.	4.950%	9/15/52	1,165	1,068
	Hyatt Hotels Corp.	5.250%	6/30/29	545	550
[8]	Lithia Motors Inc.	4.625%	12/15/27	180	175
[8]	Lithia Motors Inc.	3.875%	6/1/29	15	14
[8]	Live Nation Entertainment Inc.	5.625%	3/15/26	20	20
[8]	Live Nation Entertainment Inc.	6.500%	5/15/27	900	910
[8]	Live Nation Entertainment Inc.	3.750%	1/15/28	15	14
	Lowe's Cos. Inc.	3.100%	5/3/27	880	856
	Lowe's Cos. Inc.	1.700%	9/15/28	1,840	1,675
	Lowe's Cos. Inc.	4.450%	4/1/62	3,165	2,460
[8]	MGM China Holdings Ltd.	7.125%	6/26/31	70	72
	MGM Resorts International	6.500%	4/15/32	75	74
[8]	Miter Brands Acquisition Holdco Inc.	6.750%	4/1/32	70	69
[8]	MIWD Holdco II LLC	5.500%	2/1/30	85	76
[8]	NCL Corp. Ltd.	5.875%	2/15/27	314	313
[8]	NCL Corp. Ltd.	8.125%	1/15/29	30	32
[8]	NCL Corp. Ltd.	7.750%	2/15/29	178	185
[8]	NCL Corp. Ltd.	6.750%	2/1/32	155	153
	Newell Brands Inc.	6.375%	9/15/27	118	119
	Newell Brands Inc.	6.625%	9/15/29	237	237
	Newell Brands Inc.	6.375%	5/15/30	30	29
	Newell Brands Inc.	6.625%	5/15/32	35	34
	Newell Brands Inc.	6.875%	4/1/36	50	48
	Newell Brands Inc.	7.000%	4/1/46	75	66
[8]	Nissan Motor Co. Ltd.	4.810%	9/17/30	170	162
[8]	Ontario Gaming GTA LP	8.000%	8/1/30	110	110
[8]	Penn Entertainment Inc.	5.625%	1/15/27	85	84
[8]	Phinia Inc.	6.625%	10/15/32	70	69
[8]	Rivers Enterprise Borrower LLC	6.625%	2/1/33	70	69
[8]	Royal Caribbean Cruises Ltd.	5.625%	9/30/31	90	88
[8]	Saks Global Enterprises LLC	11.000%	12/15/29	125	101
	Service Corp. International	4.000%	5/15/31	20	18
[8]	Six Flags Entertainment Corp.	6.625%	5/1/32	100	101
[8]	Standard Building Solutions Inc.	6.500%	8/15/32	90	90
11

Core Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Starbucks Corp.	3.500%	11/15/50	600	418
[8]	Studio City Co. Ltd.	7.000%	2/15/27	240	242
[8]	Studio City Finance Ltd.	5.000%	1/15/29	110	99
	Tapestry Inc.	5.100%	3/11/30	3,050	3,050
[5]	Toyota Motor Credit Corp.	4.600%	10/10/31	3,460	3,421
[8]	Vail Resorts Inc.	6.500%	5/15/32	215	217
[10]	Volkswagen International Finance NV	3.875%	Perpetual	1,400	1,485
[10]	Volkswagen International Finance NV	3.500%	Perpetual	1,100	1,085
[8]	Wayfair LLC	7.250%	10/31/29	55	53
[8]	Wyndham Hotels & Resorts Inc.	4.375%	8/15/28	125	119
[8]	Wynn Macau Ltd.	5.625%	8/26/28	30	29
[8]	Wynn Macau Ltd.	5.125%	12/15/29	80	74
					91,561
Consumer Staples (1.7%)
	Altria Group Inc.	4.400%	2/14/26	2,570	2,565
	Altria Group Inc.	2.450%	2/4/32	2,945	2,484
	Altria Group Inc.	5.800%	2/14/39	2,000	2,004
	Altria Group Inc.	3.400%	2/4/41	3,000	2,198
	Altria Group Inc.	5.375%	1/31/44	325	310
	Altria Group Inc.	5.950%	2/14/49	135	133
	Altria Group Inc.	4.450%	5/6/50	300	234
[5]	Anheuser-Busch Cos. LLC	4.700%	2/1/36	3,090	2,980
[5,10]	Anheuser-Busch InBev SA/NV	2.750%	3/17/36	1,900	1,887
[5,10]	Anheuser-Busch InBev SA/NV	3.700%	4/2/40	1,100	1,135
	Anheuser-Busch InBev Worldwide Inc.	5.450%	1/23/39	6,230	6,323
	Anheuser-Busch InBev Worldwide Inc.	4.950%	1/15/42	1,117	1,052
	Avery Dennison Corp.	4.875%	12/6/28	4,082	4,107
	BAT Capital Corp.	3.215%	9/6/26	200	196
	BAT Capital Corp.	3.557%	8/15/27	3,471	3,387
	BAT Capital Corp.	5.834%	2/20/31	4,820	5,009
	BAT Capital Corp.	4.742%	3/16/32	9,360	9,116
	BAT Capital Corp.	4.390%	8/15/37	12,490	10,954
	BAT Capital Corp.	7.079%	8/2/43	4,745	5,178
	BAT Capital Corp.	4.540%	8/15/47	1,952	1,560
	BAT Capital Corp.	7.081%	8/2/53	10,620	11,668
[5,10]	BAT International Finance plc	4.125%	4/12/32	2,050	2,231
[5,10]	BAT Netherlands Finance BV	5.375%	2/16/31	600	702
[5,10]	British American Tobacco plc	3.000%	Perpetual	10,300	10,934
	Conagra Brands Inc.	5.300%	10/1/26	4,860	4,908
[5,10]	Coty Inc.	4.500%	5/15/27	2,273	2,490
[8]	Energizer Holdings Inc.	4.750%	6/15/28	529	506
	JBS USA Holding Lux Sarl	6.750%	3/15/34	4,281	4,626
	JBS USA Holding Lux Sarl	7.250%	11/15/53	7,540	8,515
[8]	JBS USA LUX Sarl	6.375%	2/25/55	18,155	18,696
[8]	KeHE Distributors LLC	9.000%	2/15/29	235	242
	Kenvue Inc.	5.100%	3/22/43	3,385	3,254
	Kraft Heinz Foods Co.	3.750%	4/1/30	6,720	6,432
	Kroger Co.	5.500%	9/15/54	8,300	7,832
[8]	Mars Inc.	5.200%	3/1/35	13,043	13,109
[8]	Mars Inc.	5.700%	5/1/55	39,000	38,935
[8]	Mars Inc.	5.800%	5/1/65	11,155	11,174
[8]	Mondelez International Holdings Netherlands BV	1.250%	9/24/26	5,000	4,762
[7,8]	Opal Bidco SAS	6.500%	3/31/32	160	160
[8]	Performance Food Group Inc.	4.250%	8/1/29	80	75
[8]	Performance Food Group Inc.	6.125%	9/15/32	160	159
	Philip Morris International Inc.	6.375%	5/16/38	7,000	7,673
[10]	Philip Morris International Inc.	1.450%	8/1/39	2,600	1,951
	Philip Morris International Inc.	4.250%	11/10/44	5,280	4,414
[8]	Post Holdings Inc.	6.250%	2/15/32	110	111
[8]	Post Holdings Inc.	6.375%	3/1/33	185	183
	Tyson Foods Inc.	3.550%	6/2/27	10,800	10,585
[8]	US Foods Inc.	6.875%	9/15/28	25	26
[8]	US Foods Inc.	4.750%	2/15/29	89	86
[8]	US Foods Inc.	5.750%	4/15/33	105	102
	Walgreens Boots Alliance Inc.	8.125%	8/15/29	50	51
					239,404
Energy (2.8%)
[8]	Antero Midstream Partners LP	6.625%	2/1/32	125	127
[8]	Ascent Resources Utica Holdings LLC	6.625%	10/15/32	315	314
12

Core Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[8]	Blue Racer Midstream LLC	7.000%	7/15/29	135	138
[8]	Blue Racer Midstream LLC	7.250%	7/15/32	70	73
	Boardwalk Pipelines LP	4.800%	5/3/29	1,808	1,808
	BP Capital Markets America Inc.	3.060%	6/17/41	3,333	2,447
	BP Capital Markets America Inc.	2.939%	6/4/51	10,744	6,765
[5,10]	BP Capital Markets BV	0.933%	12/4/40	3,500	2,353
[5]	Canadian Natural Resources Ltd.	4.950%	6/1/47	650	560
	Cenovus Energy Inc.	4.250%	4/15/27	9,535	9,457
	Cenovus Energy Inc.	5.400%	6/15/47	595	530
	Cheniere Corpus Christi Holdings LLC	3.700%	11/15/29	705	673
	Cheniere Energy Inc.	4.625%	10/15/28	1,295	1,281
	Cheniere Energy Partners LP	3.250%	1/31/32	2,800	2,462
	Cheniere Energy Partners LP	5.950%	6/30/33	869	893
[8]	Chord Energy Corp.	6.750%	3/15/33	70	70
[8]	Civitas Resources Inc.	8.375%	7/1/28	95	98
[8]	Civitas Resources Inc.	8.625%	11/1/30	40	41
[8]	Civitas Resources Inc.	8.750%	7/1/31	65	67
[8]	CNX Resources Corp.	7.250%	3/1/32	185	188
	ConocoPhillips Co.	4.300%	11/15/44	265	222
	ConocoPhillips Co.	3.800%	3/15/52	1,000	738
	ConocoPhillips Co.	5.300%	5/15/53	1,985	1,856
	ConocoPhillips Co.	5.700%	9/15/63	1,190	1,155
	Coterra Energy Inc.	5.400%	2/15/35	12,460	12,270
	DCP Midstream Operating LP	5.625%	7/15/27	59	60
	Devon Energy Corp.	5.600%	7/15/41	200	186
[8]	Diamond Foreign Asset Co.	8.500%	10/1/30	215	221
	Diamondback Energy Inc.	5.200%	4/18/27	5,390	5,457
	Diamondback Energy Inc.	5.400%	4/18/34	16,940	16,905
	Diamondback Energy Inc.	5.750%	4/18/54	3,340	3,145
	Diamondback Energy Inc.	5.900%	4/18/64	5,640	5,295
[8]	DT Midstream Inc.	4.125%	6/15/29	545	513
[8]	DT Midstream Inc.	4.375%	6/15/31	160	147
	Eastern Energy Gas Holdings LLC	6.200%	1/15/55	6,490	6,777
	Enbridge Inc.	1.600%	10/4/26	3,248	3,108
	Enbridge Inc.	3.125%	11/15/29	450	419
	Enbridge Inc.	6.700%	11/15/53	5,995	6,490
	Energy Transfer LP	4.400%	3/15/27	6,067	6,047
	Energy Transfer LP	3.750%	5/15/30	1,420	1,343
	Energy Transfer LP	5.750%	2/15/33	2,470	2,527
	Energy Transfer LP	6.050%	6/1/41	700	690
	Energy Transfer LP	6.500%	2/1/42	1,400	1,446
	Energy Transfer LP	5.300%	4/1/44	1,825	1,637
	Energy Transfer LP	5.150%	3/15/45	1,520	1,330
	Energy Transfer LP	6.250%	4/15/49	400	397
	Energy Transfer LP	5.950%	5/15/54	11,400	10,898
	Enterprise Products Operating LLC	5.950%	2/1/41	380	394
	Enterprise Products Operating LLC	4.850%	3/15/44	2,400	2,171
	Enterprise Products Operating LLC	5.100%	2/15/45	2,000	1,858
	Enterprise Products Operating LLC	4.900%	5/15/46	860	775
	Enterprise Products Operating LLC	3.700%	1/31/51	1,000	727
	EOG Resources Inc.	5.650%	12/1/54	9,680	9,566
[8]	EQT Corp.	7.500%	6/1/27	170	174
[8]	EQT Corp.	7.500%	6/1/30	147	158
[5]	Galaxy Pipeline Assets Bidco Ltd.	1.750%	9/30/27	7,305	7,041
	Genesis Energy LP	8.250%	1/15/29	90	93
	Genesis Energy LP	8.000%	5/15/33	105	106
[8]	Helmerich & Payne Inc.	4.650%	12/1/27	665	663
[8]	Helmerich & Payne Inc.	4.850%	12/1/29	390	379
	Helmerich & Payne Inc.	2.900%	9/29/31	5,185	4,386
	Hess Corp.	7.875%	10/1/29	3,382	3,800
	Hess Corp.	7.300%	8/15/31	185	209
[8]	Hess Midstream Operations LP	6.500%	6/1/29	80	82
[8]	Hilcorp Energy I LP	5.750%	2/1/29	80	77
[8]	Hilcorp Energy I LP	6.000%	2/1/31	95	89
[8]	Kinetik Holdings LP	6.625%	12/15/28	110	112
[8]	Kinetik Holdings LP	5.875%	6/15/30	20	20
	Marathon Petroleum Corp.	5.150%	3/1/30	29,970	30,151
	MPLX LP	1.750%	3/1/26	7	7
[8]	Noble Finance II LLC	8.000%	4/15/30	35	35
	NuStar Logistics LP	6.375%	10/1/30	230	232
13

Core Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Occidental Petroleum Corp.	5.000%	8/1/27	5,375	5,396
	Occidental Petroleum Corp.	6.375%	9/1/28	1,860	1,929
	Occidental Petroleum Corp.	5.200%	8/1/29	6,700	6,695
	Occidental Petroleum Corp.	7.500%	5/1/31	1,165	1,284
	Occidental Petroleum Corp.	6.050%	10/1/54	630	591
	ONEOK Inc.	5.650%	11/1/28	3,725	3,837
	ONEOK Inc.	3.400%	9/1/29	500	471
	ONEOK Inc.	5.800%	11/1/30	301	313
	ONEOK Partners LP	6.125%	2/1/41	1,355	1,368
[8]	ORLEN SA	6.000%	1/30/35	10,420	10,676
	Ovintiv Inc.	5.650%	5/15/25	6,685	6,689
[8]	Permian Resources Operating LLC	5.875%	7/1/29	615	607
[5]	Petronas Capital Ltd.	3.500%	4/21/30	8,440	7,952
[7,8]	Petronas Capital Ltd.	4.950%	1/3/31	30,000	30,112
[7,8]	Petronas Capital Ltd.	5.340%	4/3/35	23,047	23,204
	Phillips 66 Co.	5.650%	6/15/54	6,210	5,767
	Pioneer Natural Resources Co.	2.150%	1/15/31	5,410	4,716
	Plains All American Pipeline LP	4.900%	2/15/45	410	351
	Range Resources Corp.	8.250%	1/15/29	135	139
[8]	Rockies Express Pipeline LLC	6.750%	3/15/33	50	51
	Sabine Pass Liquefaction LLC	4.200%	3/15/28	5,360	5,300
	Sabine Pass Liquefaction LLC	4.500%	5/15/30	5	5
[8]	Schlumberger Holdings Corp.	5.000%	5/29/27	7,870	7,964
[5]	Shell Finance US Inc.	4.550%	8/12/43	500	444
[5]	Shell Finance US Inc.	4.375%	5/11/45	500	426
[5]	Shell Finance US Inc.	3.750%	9/12/46	550	423
	Shell International Finance BV	3.125%	11/7/49	1,300	871
[8]	South Bow Canadian Infrastructure Holdings Ltd.	7.500%	3/1/55	161	163
[8]	South Bow Canadian Infrastructure Holdings Ltd.	7.625%	3/1/55	50	51
	Suncor Energy Inc.	3.750%	3/4/51	1,168	823
[8]	Sunoco LP	7.000%	9/15/28	255	261
[8]	Tallgrass Energy Partners LP	7.375%	2/15/29	175	176
[8]	Tallgrass Energy Partners LP	6.000%	12/31/30	125	119
	Targa Resources Corp.	5.200%	7/1/27	2,470	2,498
	Targa Resources Corp.	6.150%	3/1/29	8,675	9,072
	Targa Resources Corp.	6.125%	3/15/33	3,250	3,390
	Targa Resources Corp.	6.500%	3/30/34	8,360	8,928
	Targa Resources Partners LP	6.875%	1/15/29	655	671
	Targa Resources Partners LP	4.875%	2/1/31	1,500	1,469
	TotalEnergies Capital SA	5.275%	9/10/54	7,350	6,928
[5,10]	TotalEnergies SE	1.625%	Perpetual	3,000	3,058
[5,10]	TotalEnergies SE	2.000%	Perpetual	3,500	3,663
	TransCanada PipeLines Ltd.	4.250%	5/15/28	700	691
	TransCanada PipeLines Ltd.	4.100%	4/15/30	11,480	11,047
	TransCanada PipeLines Ltd.	6.200%	10/15/37	900	933
	Transcontinental Gas Pipe Line Co. LLC	4.000%	3/15/28	75	74
[8]	Transocean Inc.	8.250%	5/15/29	50	49
[8]	Transocean Inc.	8.750%	2/15/30	136	141
[8]	Transocean Inc.	8.500%	5/15/31	210	204
[8]	Transocean Titan Financing Ltd.	8.375%	2/1/28	41	42
[8]	Valaris Ltd.	8.375%	4/30/30	205	205
	Valero Energy Corp.	5.150%	2/15/30	6,060	6,116
[8]	Venture Global Calcasieu Pass LLC	3.875%	8/15/29	475	440
[8]	Venture Global Calcasieu Pass LLC	6.250%	1/15/30	190	193
[8]	Venture Global LNG Inc.	9.500%	2/1/29	400	429
[8]	Venture Global LNG Inc.	7.000%	1/15/30	60	59
[8]	Venture Global LNG Inc.	8.375%	6/1/31	110	111
[8]	Venture Global LNG Inc.	9.875%	2/1/32	235	250
[8]	Viper Energy Inc.	7.375%	11/1/31	105	110
[8]	Vital Energy Inc.	7.750%	7/31/29	70	68
[8]	Vital Energy Inc.	7.875%	4/15/32	145	135
	Western Midstream Operating LP	4.500%	3/1/28	1,198	1,186
	Western Midstream Operating LP	4.750%	8/15/28	2,614	2,602
	Williams Cos. Inc.	5.150%	3/15/34	4,005	3,950
	Williams Cos. Inc.	6.300%	4/15/40	200	211
	Williams Cos. Inc.	5.100%	9/15/45	535	483
	Williams Cos. Inc.	6.000%	3/15/55	5,070	5,109
					388,618
14

Core Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Financials (11.5%)
[8]	200 Park Funding Trust	5.740%	2/15/55	9,253	9,146
[5,10]	ABN AMRO Bank NV	5.125%	2/22/33	2,200	2,473
[5,10]	ABN AMRO Bank NV	5.500%	9/21/33	1,500	1,714
	AerCap Ireland Capital DAC	6.100%	1/15/27	20,760	21,228
	AerCap Ireland Capital DAC	4.875%	4/1/28	10,852	10,888
	AerCap Ireland Capital DAC	3.850%	10/29/41	2,700	2,129
[8]	Alliant Holdings Intermediate LLC	6.500%	10/1/31	105	103
[8]	Alliant Holdings Intermediate LLC	7.375%	10/1/32	170	171
	American Express Co.	5.085%	1/30/31	7,710	7,808
	American Express Co.	5.442%	1/30/36	24,210	24,440
[8]	AmWINS Group Inc.	6.375%	2/15/29	165	166
[8]	AmWINS Group Inc.	4.875%	6/30/29	25	24
	Aon Global Ltd.	4.600%	6/14/44	478	411
	Aon Global Ltd.	4.750%	5/15/45	505	441
	Aon North America Inc.	5.150%	3/1/29	14,080	14,315
	Aon North America Inc.	5.750%	3/1/54	11,280	11,124
	Apollo Global Management Inc.	5.800%	5/21/54	9,832	9,709
	Apollo Global Management Inc.	6.000%	12/15/54	6,953	6,706
	Ares Capital Corp.	5.875%	3/1/29	4,370	4,436
	Ares Capital Corp.	5.950%	7/15/29	6,840	6,954
[8]	Ares Strategic Income Fund	5.700%	3/15/28	5,956	5,957
[8]	Ares Strategic Income Fund	6.350%	8/15/29	1	1
	Arthur J Gallagher & Co.	4.600%	12/15/27	8,476	8,493
[10]	ASR Nederland NV	7.000%	12/7/43	1,100	1,373
	Assurant Inc.	4.900%	3/27/28	481	484
	Athene Holding Ltd.	6.250%	4/1/54	7,860	7,853
	Athene Holding Ltd.	6.625%	10/15/54	3,934	3,900
[10]	Athora Holding Ltd.	6.625%	6/16/28	2,400	2,798
[10]	Athora Holding Ltd.	5.875%	9/10/34	1,000	1,115
[5,11]	Aviva plc	6.875%	5/20/58	1,200	1,534
[5,10]	AXA SA	3.250%	5/28/49	6,300	6,710
[10]	Balder Finland OYJ	2.000%	1/18/31	700	670
	Banco Santander SA	6.527%	11/7/27	4,800	4,940
	Banco Santander SA	5.588%	8/8/28	3,000	3,083
	Banco Santander SA	6.607%	11/7/28	2,000	2,124
	Banco Santander SA	6.921%	8/8/33	2,000	2,121
	Bank of America Corp.	5.933%	9/15/27	17,000	17,330
[5]	Bank of America Corp.	3.705%	4/24/28	244	240
[5]	Bank of America Corp.	3.970%	3/5/29	3,495	3,433
	Bank of America Corp.	5.202%	4/25/29	3,679	3,737
[5]	Bank of America Corp.	2.087%	6/14/29	8,590	7,937
	Bank of America Corp.	5.162%	1/24/31	1,161	1,177
[5]	Bank of America Corp.	2.972%	2/4/33	9,430	8,268
	Bank of America Corp.	5.744%	2/12/36	21,400	21,347
[5]	Bank of America Corp.	4.078%	4/23/40	5,429	4,692
[5]	Bank of America Corp.	2.676%	6/19/41	4,700	3,328
	Bank of America Corp.	3.311%	4/22/42	1,700	1,287
[5,10]	Bank of Cyprus PCL	5.000%	5/2/29	2,987	3,352
	Bank of New York Mellon Corp.	4.947%	4/26/27	14,100	14,172
	Bank of New York Mellon Corp.	5.060%	7/22/32	6,097	6,164
[5]	Bank of New York Mellon Corp.	6.474%	10/25/34	6,270	6,845
	Barclays plc	5.304%	8/9/26	3,400	3,405
	Barclays plc	5.674%	3/12/28	15,460	15,728
	Barclays plc	7.385%	11/2/28	2,000	2,123
	Barclays plc	5.086%	2/25/29	9,003	9,061
[11]	Barclays plc	3.750%	11/22/30	3,100	3,950
	Barclays plc	7.437%	11/2/33	2,309	2,575
[10]	Barclays plc	4.347%	5/8/35	3,000	3,275
[5,10]	Barclays plc	4.973%	5/31/36	1,300	1,446
	Barclays plc	3.330%	11/24/42	4,060	2,956
[5,10]	Bayerische Landesbank	1.000%	9/23/31	3,300	3,449
	BlackRock Funding Inc.	5.350%	1/8/55	14,832	14,430
[7,10]	Blackrock Inc.	3.750%	7/18/35	2,700	2,921
[5,10]	Blackstone Property Partners Europe Holdings Sarl	1.000%	10/20/26	1,000	1,049
[5,10]	Blackstone Property Partners Europe Holdings Sarl	1.250%	4/26/27	7,437	7,710
[5,10]	Blackstone Property Partners Europe Holdings Sarl	1.000%	5/4/28	4,300	4,311
[5,11]	Blackstone Property Partners Europe Holdings Sarl	2.625%	10/20/28	1,300	1,528
[5,10]	Blackstone Property Partners Europe Holdings Sarl	1.750%	3/12/29	5,600	5,597
[10]	Blackstone Property Partners Europe Holdings Sarl	3.625%	10/29/29	800	853
15

Core Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5,10]	Blackstone Property Partners Europe Holdings Sarl	1.625%	4/20/30	700	670
[8]	BNP Paribas SA	5.283%	11/19/30	7,830	7,907
[5,10]	BNP Paribas SA	2.500%	3/31/32	1,800	1,911
[11]	BPCE SA	2.500%	11/30/32	6,100	7,257
[5,10]	BPCE SA	4.125%	3/8/33	3,300	3,602
	Capital One Financial Corp.	3.750%	7/28/26	4,750	4,684
	Capital One Financial Corp.	5.700%	2/1/30	5,550	5,668
	Capital One Financial Corp.	3.273%	3/1/30	5,000	4,685
[5]	Capital One Financial Corp.	7.624%	10/30/31	9,280	10,326
	Capital One Financial Corp.	6.183%	1/30/36	17,750	17,678
	Charles Schwab Corp.	2.450%	3/3/27	2,485	2,398
	Charles Schwab Corp.	6.136%	8/24/34	16,597	17,652
[8]	Citadel Finance LLC	5.900%	2/10/30	6,000	5,976
	Citigroup Inc.	3.200%	10/21/26	1,184	1,161
	Citigroup Inc.	4.450%	9/29/27	1,907	1,897
[5]	Citigroup Inc.	4.075%	4/23/29	2,243	2,206
	Citigroup Inc.	4.542%	9/19/30	28,220	27,835
[5]	Citigroup Inc.	2.666%	1/29/31	340	307
	Citigroup Inc.	6.174%	5/25/34	5,040	5,151
	Citigroup Inc.	5.827%	2/13/35	6,040	6,002
	Citigroup Inc.	6.020%	1/24/36	7,220	7,279
[5]	Citigroup Inc.	3.878%	1/24/39	1,500	1,266
	Citigroup Inc.	4.650%	7/30/45	2,316	2,022
	Citigroup Inc.	4.650%	7/23/48	1,000	852
	Citizens Financial Group Inc.	5.253%	3/5/31	4,863	4,888
[5,11]	Close Brothers Finance plc	2.750%	10/19/26	200	246
[5,11]	Close Brothers Finance plc	1.625%	12/3/30	5,200	5,298
[11]	Close Brothers Group plc	7.750%	6/14/28	300	395
	Cooperatieve Rabobank UA	4.494%	10/17/29	3,480	3,474
	Corebridge Financial Inc.	3.850%	4/5/29	4,020	3,887
	Corebridge Financial Inc.	3.900%	4/5/32	2,410	2,227
	Corebridge Financial Inc.	4.350%	4/5/42	2,260	1,891
	Corebridge Financial Inc.	4.400%	4/5/52	3,630	2,907
[8]	Credit Acceptance Corp.	6.625%	3/15/30	175	173
[10]	Credit Agricole Assurances SA	2.625%	1/29/48	800	838
[8]	Credit Agricole SA	4.631%	9/11/28	3,940	3,928
	Credit Suisse USA LLC	7.125%	7/15/32	7,380	8,319
[8]	Danske Bank A/S	5.427%	3/1/28	3,220	3,273
[5,10]	Danske Bank A/S	1.000%	5/15/31	9,700	10,266
[5,10]	Deutsche Bank AG	4.125%	4/4/30	900	993
[5,10]	Deutsche Bank AG	1.750%	11/19/30	3,000	2,980
[5,10]	Deutsche Bank AG	5.625%	5/19/31	6,700	7,375
[5,10]	Deutsche Bank AG	4.000%	6/24/32	2,200	2,393
	Deutsche Bank AG	7.079%	2/10/34	2,000	2,104
[5,10]	Deutsche Pfandbriefbank AG	4.000%	1/27/28	300	324
[10]	DVI Deutsche Vermoegens- & Immobilienverwaltungs GmbH	2.500%	1/25/27	4,400	4,605
[10]	ELM BV for Helvetia Schweizerische Versicherungsgesellschaft AG	3.375%	9/29/47	3,800	4,079
	Equitable Holdings Inc.	5.000%	4/20/48	197	176
[5,10]	Eurobank SA	4.000%	2/7/36	1,000	1,040
	Everest Reinsurance Holdings Inc.	3.500%	10/15/50	1,500	1,009
	Fifth Third Bancorp	3.950%	3/14/28	8,025	7,877
	Fifth Third Bancorp	6.339%	7/27/29	17,515	18,286
	Fifth Third Bancorp	4.895%	9/6/30	8,310	8,290
[8]	Focus Financial Partners LLC	6.750%	9/15/31	105	104
[8]	Freedom Mortgage Holdings LLC	9.250%	2/1/29	20	20
[8]	Freedom Mortgage Holdings LLC	8.375%	4/1/32	110	107
	GATX Corp.	3.250%	9/15/26	9	9
	GATX Corp.	4.550%	11/7/28	464	464
	GATX Corp.	4.700%	4/1/29	1,088	1,084
[8]	GGAM Finance Ltd.	8.000%	2/15/27	130	133
[8]	GGAM Finance Ltd.	8.000%	6/15/28	95	100
[8]	Global Atlantic Fin Co.	7.950%	6/15/33	11,950	13,444
[8]	Global Atlantic Fin Co.	6.750%	3/15/54	6,530	6,624
	Goldman Sachs Group Inc.	4.692%	10/23/30	8,160	8,108
	Goldman Sachs Group Inc.	6.750%	10/1/37	5,000	5,406
[5]	Goldman Sachs Group Inc.	4.411%	4/23/39	5,128	4,566
	Goldman Sachs Group Inc.	3.210%	4/22/42	3,500	2,584
[5]	Goldman Sachs Group Inc.	4.800%	7/8/44	2,280	2,028
	Goldman Sachs Group Inc.	4.750%	10/21/45	1,580	1,396
	Goldman Sachs Group Inc.	5.561%	11/19/45	30,260	29,481
16

Core Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[8]	Golub Capital Private Credit Fund	5.875%	5/1/30	6,890	6,821
[10]	Groupe des Assurances du Credit Mutuel SADIR	5.000%	10/30/44	500	555
[5,10]	Heimstaden Bostad Treasury BV	1.000%	4/13/28	700	693
[5,10]	Heimstaden Bostad Treasury BV	1.625%	10/13/31	1,000	900
[8]	Howden UK Refinance plc	7.250%	2/15/31	75	76
[8]	Howden UK Refinance plc	8.125%	2/15/32	110	111
[8]	HPS Corporate Lending Fund	5.950%	4/14/32	6,100	6,025
	HSBC Holdings plc	5.887%	8/14/27	11,983	12,170
	HSBC Holdings plc	5.130%	11/19/28	8,159	8,222
[5]	HSBC Holdings plc	4.583%	6/19/29	348	345
[5]	HSBC Holdings plc	3.973%	5/22/30	9,998	9,623
	HSBC Holdings plc	2.804%	5/24/32	8,225	7,187
	HSBC Holdings plc	5.874%	11/18/35	17,990	17,844
	HSBC Holdings plc	6.332%	3/9/44	2,000	2,130
[8]	HUB International Ltd.	7.250%	6/15/30	45	46
[8]	HUB International Ltd.	7.375%	1/31/32	45	46
	Huntington Bancshares Inc.	6.208%	8/21/29	18,440	19,194
	Huntington Bancshares Inc.	5.272%	1/15/31	5,800	5,855
	Huntington Bancshares Inc.	5.709%	2/2/35	15,049	15,207
	Huntington Bancshares Inc.	2.487%	8/15/36	3,140	2,584
	Huntington Bancshares Inc.	6.141%	11/18/39	7,930	7,995
	Huntington National Bank	4.871%	4/12/28	12,942	12,989
	Intercontinental Exchange Inc.	3.625%	9/1/28	2,460	2,399
	Intercontinental Exchange Inc.	4.950%	6/15/52	1,600	1,449
	Intercontinental Exchange Inc.	3.000%	9/15/60	1,000	606
	Intercontinental Exchange Inc.	5.200%	6/15/62	350	324
	Invesco Finance plc	5.375%	11/30/43	590	557
[10]	JAB Holdings BV	4.375%	4/25/34	1,200	1,309
	JPMorgan Chase & Co.	1.578%	4/22/27	2,000	1,939
	JPMorgan Chase & Co.	4.323%	4/26/28	2,000	1,990
	JPMorgan Chase & Co.	4.505%	10/22/28	15,720	15,694
	JPMorgan Chase & Co.	2.069%	6/1/29	9,210	8,526
	JPMorgan Chase & Co.	6.087%	10/23/29	5,300	5,547
	JPMorgan Chase & Co.	4.603%	10/22/30	9,880	9,806
	JPMorgan Chase & Co.	5.140%	1/24/31	14,880	15,118
	JPMorgan Chase & Co.	6.400%	5/15/38	2,400	2,650
[5]	JPMorgan Chase & Co.	3.882%	7/24/38	1,304	1,131
	JPMorgan Chase & Co.	5.500%	10/15/40	950	959
	JPMorgan Chase & Co.	3.157%	4/22/42	3,510	2,618
[5]	JPMorgan Chase & Co.	3.964%	11/15/48	335	264
	KeyBank NA	5.000%	1/26/33	3,075	2,994
	KeyCorp	6.401%	3/6/35	2,420	2,555
	M&T Bank Corp.	7.413%	10/30/29	9,738	10,485
	M&T Bank Corp.	6.082%	3/13/32	25,876	26,785
	M&T Bank Corp.	5.053%	1/27/34	4,661	4,504
	Manufacturers & Traders Trust Co.	4.650%	1/27/26	6,740	6,737
[5]	Manufacturers & Traders Trust Co.	3.400%	8/17/27	3,887	3,766
	Manufacturers & Traders Trust Co.	4.700%	1/27/28	5,290	5,297
	Marsh & McLennan Cos. Inc.	4.900%	3/15/49	2,000	1,807
	Marsh & McLennan Cos. Inc.	5.700%	9/15/53	4,000	4,060
	MetLife Inc.	4.875%	11/13/43	2,000	1,826
	MetLife Inc.	5.000%	7/15/52	2,000	1,817
	Morgan Stanley	3.950%	4/23/27	3,307	3,270
	Morgan Stanley	2.475%	1/21/28	3,500	3,375
[5]	Morgan Stanley	5.652%	4/13/28	8,546	8,719
[5]	Morgan Stanley	3.591%	7/22/28	6,241	6,083
	Morgan Stanley	5.123%	2/1/29	3,150	3,193
	Morgan Stanley	4.654%	10/18/30	15,500	15,375
	Morgan Stanley	5.230%	1/15/31	13,784	14,002
[5]	Morgan Stanley	2.511%	10/20/32	6,770	5,809
	Morgan Stanley	4.889%	7/20/33	2,000	1,972
	Morgan Stanley	6.627%	11/1/34	4,000	4,362
	Morgan Stanley	5.948%	1/19/38	8,690	8,771
[5]	Morgan Stanley	3.971%	7/22/38	1,000	866
	Morgan Stanley	3.217%	4/22/42	1,000	746
	Morgan Stanley	6.375%	7/24/42	1,000	1,089
	Morgan Stanley	5.516%	11/19/55	23,570	23,028
[5]	Morgan Stanley Bank NA	4.952%	1/14/28	10,650	10,719
	Nasdaq Inc.	5.350%	6/28/28	4,471	4,576
	Nasdaq Inc.	2.500%	12/21/40	1,675	1,143
17

Core Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Nasdaq Inc.	3.950%	3/7/52	341	261
	Nasdaq Inc.	5.950%	8/15/53	5,000	5,073
[8]	National Australia Bank Ltd.	2.990%	5/21/31	3,510	3,095
	National Bank of Canada	4.950%	2/1/28	24,960	25,124
[8]	Nationstar Mortgage Holdings Inc.	6.500%	8/1/29	110	111
[8]	Nationstar Mortgage Holdings Inc.	5.125%	12/15/30	163	163
[8]	Nationstar Mortgage Holdings Inc.	7.125%	2/1/32	87	90
	NatWest Group plc	5.583%	3/1/28	5,640	5,734
[5]	NatWest Group plc	3.073%	5/22/28	1,175	1,136
[5]	NatWest Group plc	4.892%	5/18/29	3,400	3,403
[5,11]	NatWest Group plc	2.105%	11/28/31	2,000	2,456
	Navient Corp.	4.875%	3/15/28	20	19
	Navient Corp.	9.375%	7/25/30	80	85
[5,10]	NIBC Bank NV	4.500%	6/12/35	3,200	3,477
	Nomura Holdings Inc.	5.594%	7/2/27	9,658	9,839
[5,10]	Nykredit Realkredit A/S	3.500%	7/10/31	4,800	5,127
	OneMain Finance Corp.	3.500%	1/15/27	305	292
	OneMain Finance Corp.	6.625%	1/15/28	170	171
[8]	Panther Escrow Issuer LLC	7.125%	6/1/31	130	132
[8]	Penske Truck Leasing Co. LP	5.250%	2/1/30	8	8
[5]	PNC Bank NA	2.700%	10/22/29	6,190	5,667
	PNC Financial Services Group Inc.	5.492%	5/14/30	18,950	19,459
	PNC Financial Services Group Inc.	6.875%	10/20/34	7,500	8,292
	PNC Financial Services Group Inc.	5.575%	1/29/36	16,800	17,084
[8]	Protective Life Corp.	4.300%	9/30/28	85	84
[5]	Prudential Financial Inc.	3.000%	3/10/40	3,000	2,252
	Prudential Financial Inc.	3.935%	12/7/49	2,530	1,928
[5]	Prudential Financial Inc.	4.350%	2/25/50	500	411
[5]	Prudential Financial Inc.	3.700%	3/13/51	1,000	733
	Prudential Financial Inc.	6.500%	3/15/54	3,550	3,620
[10]	Raiffeisen Bank International AG	2.875%	6/18/32	1,300	1,370
[10]	Raiffeisen Bank International AG	1.375%	6/17/33	6,100	6,066
	Regions Financial Corp.	5.722%	6/6/30	26,898	27,544
	Regions Financial Corp.	5.502%	9/6/35	24,132	23,802
	RenaissanceRe Holdings Ltd.	5.800%	4/1/35	3,146	3,219
[8]	Rocket Mortgage LLC	2.875%	10/15/26	150	144
[11]	Rothesay Life plc	8.000%	10/30/25	1,189	1,557
[11]	Rothesay Life plc	3.375%	7/12/26	6,445	8,136
[5,11]	Rothesay Life plc	7.734%	5/16/33	300	409
[5]	Royal Bank of Canada	6.000%	11/1/27	11,900	12,356
[5]	Royal Bank of Canada	4.522%	10/18/28	14,779	14,741
[5]	Royal Bank of Canada	4.969%	8/2/30	10,841	10,910
[5]	Royal Bank of Canada	4.650%	10/18/30	12,580	12,478
[8]	Ryan Specialty LLC	5.875%	8/1/32	205	202
[8]	Shift4 Payments LLC	6.750%	8/15/32	40	40
[8]	Sixth Street Lending Partners	6.125%	7/15/30	10,940	11,001
[10]	Sogecap SA	6.500%	5/16/44	1,900	2,276
	State Street Corp.	4.530%	2/20/29	5,100	5,101
	Suci Second Investment Co.	4.375%	9/10/27	6,055	6,001
	Sumitomo Mitsui Financial Group Inc.	5.880%	7/13/26	10,050	10,221
	Sumitomo Mitsui Financial Group Inc.	2.632%	7/14/26	427	417
	Sumitomo Mitsui Financial Group Inc.	3.446%	1/11/27	200	197
	Sumitomo Mitsui Financial Group Inc.	5.520%	1/13/28	6,500	6,671
	Sumitomo Mitsui Financial Group Inc.	5.316%	7/9/29	20,219	20,658
	Sumitomo Mitsui Financial Group Inc.	5.836%	7/9/44	8,197	8,346
[8]	Swedbank AB	4.998%	11/20/29	6,030	6,109
[5,10]	Swedbank AB	3.625%	8/23/32	6,300	6,867
	Synovus Bank	5.625%	2/15/28	2,000	2,010
	Synovus Financial Corp.	6.168%	11/1/30	13,078	13,238
	Toronto-Dominion Bank	4.783%	12/17/29	15,730	15,740
	UBS AG	7.500%	2/15/28	1,500	1,615
	UBS AG	5.650%	9/11/28	2	2
[8]	UBS Group AG	6.327%	12/22/27	12,060	12,391
[8]	UBS Group AG	4.282%	1/9/28	15,440	15,254
[8]	UBS Group AG	4.253%	3/23/28	3,370	3,327
[8]	UBS Group AG	5.617%	9/13/30	7,370	7,560
[5,10]	UBS Group AG	4.750%	3/17/32	1,900	2,163
[8]	UBS Group AG	3.091%	5/14/32	5,980	5,328
[5]	US Bancorp	3.900%	4/26/28	300	295
	US Bancorp	5.775%	6/12/29	21,830	22,511
18

Core Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	US Bancorp	4.967%	7/22/33	63	61
	US Bancorp	5.850%	10/21/33	941	974
	US Bancorp	4.839%	2/1/34	4,700	4,561
	US Bancorp	5.836%	6/12/34	6,120	6,319
[8]	USI Inc.	7.500%	1/15/32	60	61
[8]	UWM Holdings LLC	6.625%	2/1/30	85	84
[5,11]	Virgin Money UK plc	4.000%	9/3/27	941	1,196
	Wells Fargo & Co.	3.000%	10/23/26	545	533
[5]	Wells Fargo & Co.	3.584%	5/22/28	4,354	4,262
[5]	Wells Fargo & Co.	2.393%	6/2/28	8,410	8,024
	Wells Fargo & Co.	6.303%	10/23/29	9,680	10,176
[5]	Wells Fargo & Co.	3.068%	4/30/41	2,750	2,049
	Wells Fargo & Co.	5.375%	11/2/43	2,550	2,386
[5]	Wells Fargo & Co.	4.400%	6/14/46	750	605
[5]	Wells Fargo & Co.	5.013%	4/4/51	450	405
[5]	Wells Fargo & Co.	4.611%	4/25/53	750	637
	Westpac Banking Corp.	2.963%	11/16/40	1,175	863
[8]	WEX Inc.	6.500%	3/15/33	70	69
	Willis North America Inc.	3.875%	9/15/49	680	498
[10]	Wuestenrot & Wuerttembergische AG	2.125%	9/10/41	300	272
					1,589,678
Health Care (1.3%)
[7,8]	1261229 BC Ltd.	10.000%	4/15/32	170	169
	AbbVie Inc.	4.050%	11/21/39	8,632	7,573
	AbbVie Inc.	4.875%	11/14/48	2,395	2,189
	AbbVie Inc.	4.250%	11/21/49	725	601
	AbbVie Inc.	5.500%	3/15/64	3,000	2,952
[5]	Allina Health System	3.887%	4/15/49	1,135	871
	Amgen Inc.	3.150%	2/21/40	2,250	1,719
	Amgen Inc.	4.950%	10/1/41	8,375	7,716
	Amgen Inc.	5.650%	3/2/53	6,000	5,884
	Amgen Inc.	5.750%	3/2/63	1,740	1,695
[8]	Bausch + Lomb Corp.	8.375%	10/1/28	39	40
[5,10]	Bayer AG	1.375%	7/6/32	900	816
[5,10]	Bayer AG	4.625%	5/26/33	3,000	3,364
[10]	Bayer AG	1.000%	1/12/36	800	623
	Becton Dickinson & Co.	4.669%	6/6/47	300	259
[5]	Beth Israel Lahey Health Inc.	3.080%	7/1/51	3,635	2,321
	Cardinal Health Inc.	5.750%	11/15/54	16,320	15,939
	Cencora Inc.	4.625%	12/15/27	3,990	4,003
	Cencora Inc.	4.300%	12/15/47	3,400	2,759
	Centene Corp.	2.450%	7/15/28	2,990	2,730
	Centene Corp.	3.000%	10/15/30	3	2
[5]	CHRISTUS Health	4.341%	7/1/28	200	198
	Cigna Group	1.250%	3/15/26	624	605
	Cigna Group	3.400%	3/15/50	1,550	1,045
[5]	City of Hope	4.378%	8/15/48	80	66
[8]	Community Health Systems Inc.	10.875%	1/15/32	135	133
	CVS Health Corp.	4.780%	3/25/38	21,147	19,016
[8]	DaVita Inc.	4.625%	6/1/30	115	106
[8]	DaVita Inc.	3.750%	2/15/31	165	143
[8]	DaVita Inc.	6.875%	9/1/32	175	176
	DH Europe Finance II Sarl	2.600%	11/15/29	500	461
	Elevance Health Inc.	3.650%	12/1/27	1,985	1,946
	Elevance Health Inc.	5.150%	6/15/29	4,745	4,840
	Elevance Health Inc.	3.125%	5/15/50	1,000	651
	Elevance Health Inc.	6.100%	10/15/52	2,085	2,132
	Elevance Health Inc.	5.700%	2/15/55	16,745	16,320
[8]	Endo Finance Holdings Inc.	8.500%	4/15/31	140	146
	GE HealthCare Technologies Inc.	6.377%	11/22/52	1,425	1,545
	Gilead Sciences Inc.	4.150%	3/1/47	1,660	1,360
	GlaxoSmithKline Capital Inc.	4.200%	3/18/43	14,618	12,591
	HCA Inc.	5.250%	6/15/26	757	759
	HCA Inc.	5.000%	3/1/28	2,960	2,984
	HCA Inc.	5.250%	3/1/30	5,650	5,716
	HCA Inc.	5.450%	4/1/31	80	81
	HCA Inc.	4.625%	3/15/52	2,595	2,060
	HCA Inc.	6.000%	4/1/54	3,680	3,562
[8]	LifePoint Health Inc.	11.000%	10/15/30	55	60
19

Core Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[8]	Medline Borrower LP	3.875%	4/1/29	108	101
[8]	Medline Borrower LP	6.250%	4/1/29	75	76
[8]	Medline Borrower LP	5.250%	10/1/29	75	72
	Medtronic Inc.	4.625%	3/15/45	305	274
	Merck & Co. Inc.	5.150%	5/17/63	4,260	3,964
[5]	Mount Sinai Hospital	3.737%	7/1/49	1,200	810
[10]	MSD Netherlands Capital BV	3.750%	5/30/54	1,300	1,273
[8]	Organon & Co.	4.125%	4/30/28	243	227
[8]	Organon & Co.	6.750%	5/15/34	75	74
	Pfizer Investment Enterprises Pte. Ltd.	5.300%	5/19/53	8,000	7,594
	Pfizer Investment Enterprises Pte. Ltd.	5.340%	5/19/63	4,920	4,569
	Quest Diagnostics Inc.	4.200%	6/30/29	3,006	2,959
	Revvity Inc.	3.300%	9/15/29	8	8
[8]	Star Parent Inc.	9.000%	10/1/30	130	129
	Takeda Pharmaceutical Co. Ltd.	2.050%	3/31/30	8	7
	Takeda Pharmaceutical Co. Ltd.	3.175%	7/9/50	355	233
	Tenet Healthcare Corp.	4.250%	6/1/29	118	111
	Tenet Healthcare Corp.	6.750%	5/15/31	245	249
	Teva Pharmaceutical Finance Netherlands III BV	3.150%	10/1/26	345	334
	Teva Pharmaceutical Finance Netherlands III BV	5.125%	5/9/29	85	83
	Teva Pharmaceutical Finance Netherlands III BV	4.100%	10/1/46	109	79
	UnitedHealth Group Inc.	3.875%	12/15/28	95	93
	UnitedHealth Group Inc.	2.750%	5/15/40	850	613
	UnitedHealth Group Inc.	6.050%	2/15/63	2,855	2,939
	Utah Acquisition Sub Inc.	3.950%	6/15/26	121	119
	Zoetis Inc.	4.700%	2/1/43	1,820	1,651
					171,568
Industrials (2.0%)
[8]	Advanced Drainage Systems Inc.	6.375%	6/15/30	90	90
[8]	Air Canada	3.875%	8/15/26	390	382
[8]	Allison Transmission Inc.	4.750%	10/1/27	200	195
[8]	American Airlines Inc.	5.500%	4/20/26	190	189
[8]	American Airlines Inc.	7.250%	2/15/28	103	103
[8]	American Airlines Inc.	5.750%	4/20/29	753	737
[8]	American Airlines Inc.	8.500%	5/15/29	278	282
[8]	American Builders & Contractors Supply Co. Inc.	4.000%	1/15/28	80	77
[8]	American Builders & Contractors Supply Co. Inc.	3.875%	11/15/29	115	106
[8]	Arcosa Inc.	6.875%	8/15/32	40	41
[5,12]	Aurizon Finance Pty Ltd.	3.000%	3/9/28	3,900	2,306
[8]	Axon Enterprise Inc.	6.125%	3/15/30	55	56
[8]	Axon Enterprise Inc.	6.250%	3/15/33	50	51
	Boeing Co.	2.750%	2/1/26	2,330	2,290
	Boeing Co.	5.040%	5/1/27	12,530	12,586
	Boeing Co.	6.298%	5/1/29	590	618
	Boeing Co.	5.150%	5/1/30	3,745	3,767
	Boeing Co.	3.625%	2/1/31	11,815	10,963
	Boeing Co.	6.388%	5/1/31	10,102	10,764
	Boeing Co.	6.528%	5/1/34	17,723	18,979
	Boeing Co.	5.705%	5/1/40	1,650	1,604
	Boeing Co.	6.858%	5/1/54	18,030	19,596
	Boeing Co.	7.008%	5/1/64	2,800	3,041
[8]	Bombardier Inc.	7.250%	7/1/31	90	90
[8]	Bombardier Inc.	7.000%	6/1/32	90	90
	Burlington Northern Santa Fe LLC	5.750%	5/1/40	5,800	6,028
	Burlington Northern Santa Fe LLC	4.900%	4/1/44	1,000	930
	Burlington Northern Santa Fe LLC	5.500%	3/15/55	3,646	3,627
	Canadian Pacific Railway Co.	4.800%	8/1/45	3,540	3,175
	Canadian Pacific Railway Co.	3.500%	5/1/50	2,841	2,000
[8]	Chart Industries Inc.	7.500%	1/1/30	60	62
[8]	Chart Industries Inc.	9.500%	1/1/31	40	43
	CSX Corp.	4.750%	11/15/48	2,000	1,776
	CSX Corp.	3.800%	4/15/50	900	686
	CSX Corp.	4.250%	11/1/66	4,000	3,094
[8]	Daimler Truck Finance North America LLC	5.400%	9/20/28	1,650	1,681
[8]	Delta Air Lines Inc.	4.750%	10/20/28	20,587	20,489
	Delta Air Lines Inc.	3.750%	10/28/29	228	214
[8]	ERAC USA Finance LLC	7.000%	10/15/37	16,747	19,061
[8]	Gates Corp.	6.875%	7/1/29	85	87
[8]	Genesee & Wyoming Inc.	6.250%	4/15/32	180	180
20

Core Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[8]	Herc Holdings Inc.	6.625%	6/15/29	100	100
	Honeywell International Inc.	4.750%	2/1/32	6,280	6,269
	Huntington Ingalls Industries Inc.	5.353%	1/15/30	7,548	7,651
	Ingersoll Rand Inc.	5.197%	6/15/27	900	912
	Ingersoll Rand Inc.	5.176%	6/15/29	550	559
[8]	JetBlue Airways Corp.	9.875%	9/20/31	265	261
	L3Harris Technologies Inc.	5.054%	4/27/45	1,200	1,108
	Lockheed Martin Corp.	4.300%	6/15/62	2,540	2,010
	Lockheed Martin Corp.	5.200%	2/15/64	14,173	13,142
[8]	Mileage Plus Holdings LLC	6.500%	6/20/27	23,327	23,424
[5,10]	Motability Operations Group plc	3.500%	7/17/31	2,551	2,754
[5,10]	Motability Operations Group plc	3.875%	1/24/34	2,100	2,262
[5,11]	Motability Operations Group plc	2.125%	1/18/42	1,200	888
[5,11]	Motability Operations Group plc	4.875%	1/17/43	1,300	1,409
	Norfolk Southern Corp.	5.950%	3/15/64	4,250	4,366
	Northrop Grumman Corp.	5.150%	5/1/40	2,000	1,942
	Northrop Grumman Corp.	5.250%	5/1/50	1,340	1,265
	Parker-Hannifin Corp.	3.250%	6/14/29	15,270	14,537
[5,12]	Qantas Airways Ltd.	3.150%	9/27/28	10,000	5,870
[8]	Roller Bearing Co. of America Inc.	4.375%	10/15/29	140	131
	RTX Corp.	6.050%	6/1/36	9	10
	RTX Corp.	4.875%	10/15/40	8,738	8,155
	RTX Corp.	4.050%	5/4/47	2,000	1,588
[5]	Ryder System Inc.	5.300%	3/15/27	2,740	2,776
	Southwest Airlines Co.	2.625%	2/10/30	2,250	2,018
[8]	Spirit AeroSystems Inc.	9.375%	11/30/29	153	164
[8]	Spirit AeroSystems Inc.	9.750%	11/15/30	175	193
[8]	Stonepeak Nile Parent LLC	7.250%	3/15/32	20	20
[5,10]	Sydney Airport Finance Co. Pty Ltd.	4.125%	4/30/36	1,300	1,409
[8]	Terex Corp.	6.250%	10/15/32	71	69
[10]	Timken Co.	4.125%	5/23/34	566	602
[8]	TopBuild Corp.	3.625%	3/15/29	110	102
[8]	TopBuild Corp.	4.125%	2/15/32	310	276
[8]	TransDigm Inc.	6.750%	8/15/28	120	122
[8]	TransDigm Inc.	6.375%	3/1/29	414	418
[8]	TransDigm Inc.	6.875%	12/15/30	225	230
[8]	TransDigm Inc.	7.125%	12/1/31	235	242
[8]	TransDigm Inc.	6.625%	3/1/32	9	9
[8]	Triumph Group Inc.	9.000%	3/15/28	143	151
	Union Pacific Corp.	3.250%	2/5/50	33	23
	Union Pacific Corp.	3.839%	3/20/60	1,000	725
[8]	United Airlines Inc.	4.375%	4/15/26	553	544
[8]	United Airlines Inc.	4.625%	4/15/29	874	827
[5]	United Airlines Pass-Through Trust Class A Series 2020-1	5.875%	10/15/27	516	525
	Waste Management Inc.	5.350%	10/15/54	9,376	9,156
[8]	Waste Pro USA Inc.	7.000%	2/1/33	25	25
[8]	WESCO Distribution Inc.	6.375%	3/15/29	180	182
[8]	WESCO Distribution Inc.	6.625%	3/15/32	145	147
[8]	WESCO Distribution Inc.	6.375%	3/15/33	95	95
					273,799
Materials (0.9%)
[8]	Alumina Pty Ltd.	6.125%	3/15/30	30	30
[8]	Alumina Pty Ltd.	6.375%	9/15/32	285	281
[8]	Amcor Flexibles North America Inc.	4.800%	3/17/28	13,080	13,155
[8]	Amcor Flexibles North America Inc.	5.100%	3/17/30	9,700	9,788
[8]	Anglo American Capital plc	4.500%	3/15/28	1,691	1,682
[5]	Antofagasta plc	2.375%	10/14/30	544	469
[8]	Ardagh Metal Packaging Finance USA LLC	6.000%	6/15/27	20	20
[8]	Ardagh Metal Packaging Finance USA LLC	4.000%	9/1/29	195	166
[8]	Axalta Coating Systems Dutch Holding B BV	7.250%	2/15/31	55	57
	Ball Corp.	2.875%	8/15/30	291	254
	Ball Corp.	3.125%	9/15/31	300	260
	Berry Global Inc.	5.650%	1/15/34	1,711	1,733
[8]	Big River Steel LLC	6.625%	1/31/29	564	565
[5]	Braskem Netherlands Finance BV	4.500%	1/10/28	1,044	977
[5]	Braskem Netherlands Finance BV	4.500%	1/31/30	1,360	1,167
[5]	Braskem Netherlands Finance BV	5.875%	1/31/50	2,540	1,754
[8]	Canpack SA	3.875%	11/15/29	885	802
	Celanese US Holdings LLC	6.750%	4/15/33	55	53
21

Core Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Celulosa Arauco y Constitucion SA	3.875%	11/2/27	1,164	1,132
[8]	Chemours Co.	4.625%	11/15/29	865	740
[8]	Chemours Co.	8.000%	1/15/33	35	33
[8]	Cleveland-Cliffs Inc.	7.500%	9/15/31	295	288
[8]	Cleveland-Cliffs Inc.	7.375%	5/1/33	350	336
[7,8]	Clydesdale Acquisition Holdings Inc.	6.750%	4/15/32	120	121
	Dow Chemical Co.	5.600%	2/15/54	9,935	9,209
	Eastman Chemical Co.	4.500%	12/1/28	2,138	2,125
[8]	Element Solutions Inc.	3.875%	9/1/28	262	247
	Freeport-McMoRan Inc.	4.375%	8/1/28	625	617
	Freeport-McMoRan Inc.	5.450%	3/15/43	150	141
[8]	Georgia-Pacific LLC	2.100%	4/30/27	207	198
[5]	Gerdau Trade Inc.	4.875%	10/24/27	7,168	7,163
[8]	Hudbay Minerals Inc.	4.500%	4/1/26	790	778
[8]	Kaiser Aluminum Corp.	4.625%	3/1/28	205	195
	Linde Inc.	2.000%	8/10/50	1,000	533
	LYB International Finance III LLC	3.375%	10/1/40	2,600	1,918
[8]	Magnera Corp.	7.250%	11/15/31	125	122
[8]	NOVA Chemicals Corp.	9.000%	2/15/30	85	91
[8]	Novelis Corp.	4.750%	1/30/30	357	332
[8]	Novelis Corp.	3.875%	8/15/31	333	289
[8]	Novelis Inc.	6.875%	1/30/30	165	167
	Nucor Corp.	3.850%	4/1/52	1,500	1,128
	Nutrien Ltd.	5.950%	11/7/25	5	5
	Nutrien Ltd.	5.800%	3/27/53	2,345	2,308
[8]	Olin Corp.	6.625%	4/1/33	92	89
[8]	Olympus Water US Holding Corp.	4.250%	10/1/28	30	28
[8]	Olympus Water US Holding Corp.	9.750%	11/15/28	480	499
[8]	Olympus Water US Holding Corp.	7.250%	6/15/31	65	64
[8]	Owens-Brockway Glass Container Inc.	7.250%	5/15/31	118	115
[8]	Owens-Brockway Glass Container Inc.	7.375%	6/1/32	125	119
[8]	Pactiv Evergreen Group Issuer LLC	4.375%	10/15/28	290	296
[8]	Quikrete Holdings Inc.	6.375%	3/1/32	165	166
[8]	Quikrete Holdings Inc.	6.750%	3/1/33	65	65
[8]	Sealed Air Corp.	6.125%	2/1/28	90	90
[8]	Sealed Air Corp.	5.000%	4/15/29	65	63
[8]	Sealed Air Corp.	7.250%	2/15/31	85	88
[5]	Sherwin-Williams Co.	4.550%	3/1/28	13,860	13,878
	Sherwin-Williams Co.	4.500%	6/1/47	310	262
[8]	Smurfit Kappa Treasury ULC	5.438%	4/3/34	2,990	3,017
[8]	Smurfit Kappa Treasury ULC	5.777%	4/3/54	6,425	6,254
[8]	Smurfit Westrock Financing DAC	5.418%	1/15/35	7,600	7,631
[8]	SNF Group SACA	3.125%	3/15/27	155	148
[8]	SNF Group SACA	3.375%	3/15/30	425	376
	Southern Copper Corp.	3.875%	4/23/25	9,655	9,640
[5]	Suzano Austria GmbH	5.750%	7/14/26	6,715	6,796
	Vulcan Materials Co.	4.950%	12/1/29	2,942	2,965
	Vulcan Materials Co.	5.700%	12/1/54	3,524	3,444
[8]	WR Grace Holdings LLC	5.625%	8/15/29	70	60
[8]	WR Grace Holdings LLC	7.375%	3/1/31	55	55
	WRKCo Inc.	3.375%	9/15/27	3,761	3,649
	WRKCo Inc.	4.000%	3/15/28	2,145	2,104
					125,390
Real Estate (0.7%)
	Agree LP	2.000%	6/15/28	1,120	1,031
	Alexandria Real Estate Equities Inc.	5.625%	5/15/54	6,550	6,247
	American Tower Corp.	3.650%	3/15/27	4,000	3,934
	American Tower Corp.	3.700%	10/15/49	1,500	1,090
[5,10]	Aroundtown SA	0.000%	7/16/26	1,300	1,346
[5,10]	Aroundtown SA	1.450%	7/9/28	2,000	2,007
[5,10]	Aroundtown SA	4.800%	7/16/29	3,300	3,672
[5,11]	Aroundtown SA	3.625%	4/10/31	600	662
[10]	Cofinimmo SA	0.875%	12/2/30	1,000	908
	Crown Castle Inc.	4.750%	5/15/47	700	596
	Crown Castle Inc.	5.200%	2/15/49	200	178
[10]	Digital Dutch Finco BV	1.500%	3/15/30	2,500	2,453
[10]	Digital Dutch Finco BV	1.250%	2/1/31	1,800	1,695
[10]	Digital Dutch Finco BV	1.000%	1/15/32	2,200	1,964
[10]	Digital Dutch Finco BV	3.875%	9/13/33	1,900	2,006
22

Core Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Digital Realty Trust LP	3.600%	7/1/29	200	191
	ERP Operating LP	4.500%	7/1/44	3,385	2,938
	Essex Portfolio LP	4.500%	3/15/48	920	776
	Extra Space Storage LP	5.700%	4/1/28	3,000	3,081
	Extra Space Storage LP	5.500%	7/1/30	6,242	6,399
	Extra Space Storage LP	2.400%	10/15/31	2,070	1,758
	Healthcare Realty Holdings LP	3.875%	5/1/25	775	774
	Highwoods Realty LP	2.600%	2/1/31	6,082	5,164
	Highwoods Realty LP	7.650%	2/1/34	7,143	7,969
	Hudson Pacific Properties LP	5.950%	2/15/28	55	48
	Kilroy Realty LP	4.750%	12/15/28	3,452	3,396
	Kimco Realty OP LLC	4.250%	4/1/45	2,180	1,769
	Kimco Realty OP LLC	3.700%	10/1/49	1,660	1,207
[8]	Ladder Capital Finance Holdings LLLP	4.750%	6/15/29	420	400
[8]	Ladder Capital Finance Holdings LLLP	7.000%	7/15/31	215	221
	MPT Operating Partnership LP	3.500%	3/15/31	575	383
[8]	MPT Operating Partnership LP	8.500%	2/15/32	65	66
	Omega Healthcare Investors Inc.	5.250%	1/15/26	200	200
	Omega Healthcare Investors Inc.	3.625%	10/1/29	7,045	6,588
[8]	Park Intermediate Holdings LLC	7.000%	2/1/30	85	86
[8]	Pebblebrook Hotel LP	6.375%	10/15/29	45	44
[10]	Prologis Euro Finance LLC	1.000%	2/16/41	500	333
[5,10]	Prologis Euro Finance LLC	4.250%	1/31/43	300	315
[5,10]	Prologis International Funding II SA	4.375%	7/1/36	200	218
	Prologis LP	5.250%	3/15/54	5,796	5,484
[10]	Realty Income Corp.	4.875%	7/6/30	1,400	1,601
[8]	RHP Hotel Properties LP	6.500%	4/1/32	80	80
	Sabra Health Care LP	3.900%	10/15/29	6	6
	Sabra Health Care LP	3.200%	12/1/31	9,080	7,868
	SBA Communications Corp.	3.125%	2/1/29	170	155
	Service Properties Trust	5.500%	12/15/27	105	101
	Service Properties Trust	8.375%	6/15/29	175	175
[8]	Starwood Property Trust Inc.	7.250%	4/1/29	40	41
[8]	Starwood Property Trust Inc.	6.000%	4/15/30	190	186
[7,8]	Starwood Property Trust Inc.	6.500%	10/15/30	130	129
[5]	UDR Inc.	2.950%	9/1/26	5	5
[5,10]	Unibail-Rodamco-Westfield SE	1.750%	7/1/49	1,200	748
[8]	VICI Properties LP	4.625%	6/15/25	641	641
[10]	Vonovia SE	1.500%	6/14/41	400	278
	Weyerhaeuser Co.	6.950%	10/1/27	1,071	1,132
[8]	XHR LP	4.875%	6/1/29	60	56
[8]	XHR LP	6.625%	5/15/30	65	64
					92,863
Technology (2.6%)
[8]	Atkore Inc.	4.250%	6/1/31	90	79
	Atlassian Corp.	5.250%	5/15/29	990	1,008
[8]	Block Inc.	6.500%	5/15/32	285	288
[8]	Boost Newco Borrower LLC	7.500%	1/15/31	75	78
	Broadcom Inc.	4.150%	2/15/28	14,520	14,391
	Broadcom Inc.	4.150%	11/15/30	4,650	4,501
[8]	Broadcom Inc.	4.150%	4/15/32	5,300	5,026
	Cadence Design Systems Inc.	4.300%	9/10/29	5,405	5,353
[8]	Central Parent Inc.	7.250%	6/15/29	55	48
[8]	Central Parent LLC	8.000%	6/15/29	40	35
[8]	Cloud Software Group Inc.	6.500%	3/31/29	361	351
[8]	Cloud Software Group Inc.	8.250%	6/30/32	145	147
	Cotiviti Corp.	7.625%	5/1/31	80	80
	Dell International LLC	4.900%	10/1/26	12,457	12,504
	Dell International LLC	6.100%	7/15/27	500	516
[7]	Dell International LLC	4.750%	4/1/28	11,700	11,748
	Dell International LLC	6.200%	7/15/30	1	1
	Dell International LLC	8.350%	7/15/46	831	1,042
[8]	Diebold Nixdorf Inc.	7.750%	3/31/30	55	57
[8]	Ellucian Holdings Inc.	6.500%	12/1/29	130	128
[8]	Entegris Inc.	5.950%	6/15/30	865	861
[10]	Fidelity National Information Services Inc.	2.950%	5/21/39	600	563
[8]	Foundry JV Holdco LLC	5.500%	1/25/31	1,910	1,940
[8]	Foundry JV Holdco LLC	6.150%	1/25/32	8,570	8,896
[8]	Foundry JV Holdco LLC	5.900%	1/25/33	3,110	3,169
23

Core Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[8]	Foundry JV Holdco LLC	6.200%	1/25/37	29,660	30,483
[8]	Foundry JV Holdco LLC	6.300%	1/25/39	16,040	16,592
[8]	Gen Digital Inc.	6.250%	4/1/33	70	70
[10]	Global Payments Inc.	4.875%	3/17/31	700	789
	Hewlett Packard Enterprise Co.	4.400%	9/25/27	27,085	27,005
	Hewlett Packard Enterprise Co.	4.550%	10/15/29	1,577	1,560
	Hewlett Packard Enterprise Co.	4.850%	10/15/31	2,085	2,063
	Hewlett Packard Enterprise Co.	5.600%	10/15/54	7,865	7,474
[8]	Imola Merger Corp.	4.750%	5/15/29	260	247
	Intel Corp.	2.450%	11/15/29	26,671	23,936
	Intel Corp.	2.000%	8/12/31	3,308	2,764
	Intel Corp.	5.200%	2/10/33	5,122	5,054
	Intel Corp.	3.734%	12/8/47	5,416	3,778
	Intel Corp.	3.050%	8/12/51	3,613	2,124
	Intel Corp.	5.700%	2/10/53	2,356	2,167
	Intel Corp.	5.600%	2/21/54	5,010	4,545
	Intel Corp.	3.100%	2/15/60	3,990	2,208
	Intel Corp.	5.900%	2/10/63	1,490	1,394
[8]	McAfee Corp.	7.375%	2/15/30	130	115
	NXP BV	3.250%	5/11/41	2,350	1,722
	Oracle Corp.	4.800%	8/3/28	13,930	14,046
[5]	Oracle Corp.	4.200%	9/27/29	47,955	47,013
	Oracle Corp.	5.250%	2/3/32	17,470	17,694
	Oracle Corp.	3.850%	7/15/36	3,430	2,972
	Oracle Corp.	3.600%	4/1/40	1,300	1,022
	Oracle Corp.	3.650%	3/25/41	2,250	1,746
	Oracle Corp.	3.950%	3/25/51	1,610	1,182
	Oracle Corp.	6.000%	8/3/55	12,550	12,521
[8]	Raven Acquisition Holdings LLC	6.875%	11/15/31	65	63
[8]	Rocket Software Inc.	9.000%	11/28/28	80	82
[8]	SS&C Technologies Inc.	5.500%	9/30/27	75	74
	Synopsys Inc.	4.650%	4/1/28	12,960	13,040
	Synopsys Inc.	5.150%	4/1/35	5,680	5,709
	Synopsys Inc.	5.700%	4/1/55	13,920	13,811
	Texas Instruments Inc.	5.050%	5/18/63	8,800	8,053
	Twitter Inc.	9.500%	2/14/30	120	123
[8]	UKG Inc.	6.875%	2/1/31	140	142
	Verisk Analytics Inc.	5.500%	6/15/45	4,200	4,047
	VMware LLC	1.800%	8/15/28	6,520	5,943
	VMware LLC	4.700%	5/15/30	500	496
	VMware LLC	2.200%	8/15/31	6,140	5,217
	Western Digital Corp.	4.750%	2/15/26	200	199
					364,095
Utilities (2.8%)
	AEP Texas Inc.	5.450%	5/15/29	5,445	5,573
	AEP Texas Inc.	5.400%	6/1/33	3,830	3,853
[5]	AEP Transmission Co. LLC	3.650%	4/1/50	2,800	2,047
[5]	AEP Transmission Co. LLC	2.750%	8/15/51	1,500	912
	AEP Transmission Co. LLC	5.400%	3/15/53	3,240	3,107
	AES Corp.	5.450%	6/1/28	3,990	4,057
[5]	Appalachian Power Co.	4.500%	3/1/49	500	405
	Atmos Energy Corp.	6.200%	11/15/53	3,000	3,208
	Atmos Energy Corp.	5.000%	12/15/54	12,300	11,121
[8]	Calpine Corp.	4.500%	2/15/28	250	242
[8]	Calpine Corp.	4.625%	2/1/29	30	29
[5]	CenterPoint Energy Houston Electric LLC	2.350%	4/1/31	1,165	1,020
	CenterPoint Energy Inc.	5.250%	8/10/26	27,000	27,234
	CenterPoint Energy Inc.	4.250%	11/1/28	319	313
	CenterPoint Energy Inc.	2.650%	6/1/31	2,730	2,394
[8]	Clearway Energy Operating LLC	4.750%	3/15/28	530	514
[8]	Clearway Energy Operating LLC	3.750%	1/15/32	22	19
	CMS Energy Corp.	4.875%	3/1/44	1,135	1,015
[5]	Colbun SA	3.950%	10/11/27	9,645	9,468
	Commonwealth Edison Co.	3.800%	10/1/42	685	544
[5]	Commonwealth Edison Co.	3.750%	8/15/47	490	370
	Commonwealth Edison Co.	5.300%	2/1/53	3,110	2,948
[5]	Connecticut Light & Power Co.	4.150%	6/1/45	250	206
	Connecticut Light & Power Co.	4.000%	4/1/48	307	243
[5]	Consolidated Edison Co. of New York Inc.	5.500%	12/1/39	1,645	1,645
24

Core Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Consolidated Edison Co. of New York Inc.	5.700%	6/15/40	4,120	4,187
	Consolidated Edison Co. of New York Inc.	5.900%	11/15/53	11,210	11,434
[5]	Dominion Energy Inc.	4.050%	9/15/42	500	399
	Dominion Energy South Carolina Inc.	4.600%	6/15/43	530	469
	DTE Energy Co.	4.875%	6/1/28	4,200	4,225
	Duke Energy Carolinas LLC	2.450%	2/1/30	5	5
	Duke Energy Carolinas LLC	5.300%	2/15/40	250	248
	Duke Energy Carolinas LLC	4.250%	12/15/41	1,528	1,306
	Duke Energy Carolinas LLC	3.750%	6/1/45	2,579	1,996
	Duke Energy Corp.	3.300%	6/15/41	500	370
	Duke Energy Corp.	3.500%	6/15/51	500	340
	Duke Energy Florida LLC	6.200%	11/15/53	3,150	3,330
	Duke Energy Ohio Inc.	5.550%	3/15/54	9,830	9,523
	Duke Energy Progress LLC	4.100%	5/15/42	3,400	2,819
	Duke Energy Progress LLC	2.500%	8/15/50	3,483	2,036
	Edison International	5.250%	3/15/32	1,180	1,125
[5,10]	Engie SA	4.250%	1/11/43	600	629
	Entergy Louisiana LLC	4.200%	9/1/48	500	400
	Entergy Texas Inc.	5.000%	9/15/52	1,410	1,252
	Entergy Texas Inc.	5.800%	9/1/53	3,300	3,298
	Evergy Kansas Central Inc.	3.250%	9/1/49	1,900	1,281
	Exelon Corp.	5.100%	6/15/45	1,000	906
	Exelon Corp.	4.450%	4/15/46	1,000	828
	Exelon Corp.	4.100%	3/15/52	1,400	1,076
	Exelon Corp.	5.600%	3/15/53	3,880	3,736
	Exelon Corp.	5.875%	3/15/55	18,770	18,721
[8]	FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple	7.250%	1/31/41	2,683	2,664
	FirstEnergy Corp.	2.650%	3/1/30	6	5
[5]	FirstEnergy Corp.	2.250%	9/1/30	1,435	1,250
[8]	FirstEnergy Transmission LLC	2.866%	9/15/28	6,520	6,134
	Georgia Power Co.	5.125%	5/15/52	1,920	1,781
[8]	Jersey Central Power & Light Co.	5.100%	1/15/35	7,280	7,195
[5]	Kallpa Generacion SA	4.125%	8/16/27	3,662	3,603
	MidAmerican Energy Co.	5.300%	2/1/55	14,650	13,898
	National Grid plc	5.602%	6/12/28	5,720	5,869
[5,10]	National Grid plc	0.750%	9/1/33	1,400	1,179
	National Rural Utilities Cooperative Finance Corp.	3.700%	3/15/29	177	172
	Nevada Power Co.	6.000%	3/15/54	4,250	4,343
	Nevada Power Co.	6.250%	5/15/55	4,410	4,380
	NextEra Energy Capital Holdings Inc.	6.375%	8/15/55	12,700	12,765
	NiSource Inc.	5.250%	3/30/28	2,670	2,716
	NiSource Inc.	5.200%	7/1/29	14,420	14,685
	NiSource Inc.	5.850%	4/1/55	12,780	12,696
[8]	NRG Energy Inc.	6.250%	11/1/34	70	69
	OGE Energy Corp.	5.450%	5/15/29	1,120	1,146
	Pacific Gas & Electric Co.	3.150%	1/1/26	2,000	1,974
	Pacific Gas & Electric Co.	3.000%	6/15/28	1,000	940
	Pacific Gas & Electric Co.	2.500%	2/1/31	3,000	2,579
	Pacific Gas & Electric Co.	4.500%	7/1/40	8,242	6,994
	Pacific Gas & Electric Co.	4.750%	2/15/44	930	773
	Pacific Gas & Electric Co.	3.500%	8/1/50	1,172	778
	Pacific Gas & Electric Co.	6.750%	1/15/53	1,300	1,358
[8]	Pattern Energy Operations LP	4.500%	8/15/28	35	32
	PECO Energy Co.	4.150%	10/1/44	1,515	1,268
	Public Service Co. of Colorado	3.800%	6/15/47	1,000	755
	Public Service Co. of Colorado	4.050%	9/15/49	500	387
[5]	Public Service Electric & Gas Co.	3.200%	5/15/29	261	249
[5]	Public Service Electric & Gas Co.	3.950%	5/1/42	806	664
[5]	Public Service Electric & Gas Co.	3.600%	12/1/47	500	376
	Public Service Enterprise Group Inc.	5.200%	4/1/29	20,520	20,903
[8]	Rayburn Country Securitization LLC	2.307%	12/1/30	2,086	1,955
[8]	Saavi Energia Sarl	8.875%	2/10/35	12,865	13,006
	Sempra	6.625%	4/1/55	17,690	17,290
	Southern California Edison Co.	5.650%	10/1/28	6,300	6,451
[5]	Southern California Edison Co.	4.200%	3/1/29	1,800	1,750
	Southern California Edison Co.	5.450%	6/1/31	11,600	11,749
	Southern California Edison Co.	4.500%	9/1/40	1,775	1,518
	Southern California Edison Co.	4.000%	4/1/47	615	458
	Southern Co.	4.400%	7/1/46	350	290
	Union Electric Co.	3.900%	9/15/42	454	371
25

Core Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Union Electric Co.	4.000%	4/1/48	910	715
	Union Electric Co.	3.900%	4/1/52	1,500	1,144
	Union Electric Co.	5.450%	3/15/53	6,620	6,378
[5,10]	United Utilities Water Finance plc	3.750%	5/23/34	6,800	7,203
[5,11]	United Utilities Water Finance plc	5.250%	1/22/46	1,400	1,546
	Virginia Electric & Power Co.	2.300%	11/15/31	1,000	861
	Virginia Electric & Power Co.	4.000%	1/15/43	1,180	956
[5]	Virginia Electric & Power Co.	3.800%	9/15/47	500	378
	Virginia Electric & Power Co.	5.450%	4/1/53	2,860	2,733
	Virginia Electric & Power Co.	5.350%	1/15/54	10,060	9,447
[8]	Vistra Operations Co. LLC	5.500%	9/1/26	530	530
[8]	Vistra Operations Co. LLC	5.625%	2/15/27	90	90
[8]	Vistra Operations Co. LLC	7.750%	10/15/31	50	52
[8]	Vistra Operations Co. LLC	6.875%	4/15/32	90	92
[8]	XPLR Infrastructure Operating Partners LP	8.375%	1/15/31	70	69
[8]	XPLR Infrastructure Operating Partners LP	8.625%	3/15/33	75	73
[11]	Yorkshire Water Finance plc	1.750%	11/26/26	5,364	6,528
[5,11]	Yorkshire Water Finance plc	2.750%	4/18/41	2,100	1,678
					390,317
Total Corporate Bonds (Cost $4,015,637)					3,971,903
Floating Rate Loan Interests (0.0%)
[9]	1261229 BC Ltd. First Lien Term Loan, TSFR12M + 6.250%	10.570%	3/25/32	75	72
[9]	AAdvantage Loyalty IP Ltd. First Lien Initial Term Loan, TSFR3M + 4.750%	9.305%	4/20/28	470	479
[9]	Alpha Generation LLC First Lien Initial Term Loan B, TSFR1M + 2.750%	7.074%	9/30/31	50	50
[9]	Bausch + Lomb Corp. First Lien Initial Term Loan, TSFR1M + 3.250%	7.674%	5/10/27	139	138
[9]	Central Parent LLC First Lien Refinancing Term Loan, TSFR3M + 3.250%	7.579%	7/6/29	109	94
[9]	Clarios Global LP First Lien Amendment No. 6 Term Loan, TSFR1M + 2.750%	7.074%	1/28/32	125	123
[9]	Cloud Software Group Inc. First Lien Incremental Term Loan B, TSFR3M + 3.750%	8.079%	3/21/31	23	23
[9]	Cotiviti Inc. First Lien Incremental Term Loan, TSFR12M + 2.750%	6.957%	2/13/32	115	112
[9]	DIRECTV Financing LLC First Lien Closing Date Term Loan, TSFR3M + 5.000%	9.552%	8/2/27	11	11
[9]	Endo Finance Holdings Inc. First Lien Refinancing Term Loan, TSFR1M + 4.000%	8.324%	4/23/31	118	116
[9]	First Student Bidco Inc. First Lien Term Loan B-2, TSFR3M + 2.500%	6.892%	7/21/28	410	409
[9]	Frontier Communications Holdings LLC First Lien Initial Term Loan, TSFR6M + 2.500%	6.792%	7/1/31	45	45
[9]	Glatfelter Corp. First Lien Term Loan, TSFR3M + 4.250%	8.563%	11/4/31	115	115
[9]	Grant Thornton Advisors LLC First Lien Incremental Term Loan, TSFR3M + 2.750%	7.055%	6/2/31	29	28
[9]	Hanesbrands Inc. First Lien Initial Term Loan B, TSFR1M + 2.750%	7.064%	3/8/32	125	125
[9]	HUB International Ltd. First Lien Incremental Term Loan, TSFR3M + 2.500%	6.787%	6/20/30	21	21
[9]	McAfee Corp. First Lien Term Loan B-1, TSFR1M + 3.000%	7.323%	3/1/29	176	167
[9]	Medline Borrower LP First Lien Incremental Term Loan, TSFR1M + 2.250%	6.574%	10/23/28	242	242
[9]	Raven Acquisition Holdings LLC First Lien Initial Term Loan, TSFR1M + 3.250%	7.574%	11/19/31	19	19
[9]	Sedgwick Claims Management Services Inc. First Lien Term Loan, TSFR3M + 3.000%	7.313%	7/31/31	90	90
[9]	Setanta Aircraft Leasing DAC First Lien Term Loan B, TSFR3M + 1.750%	6.079%	11/6/28	908	909
[9]	TK Elevator Midco GmbH First Lien Term Loan B, TSFR12M + 3.000%	7.158%	4/30/30	40	40
[9]	Truist Insurance Holdings LLC Second Lien Initial Term Loan, TSFR3M + 4.750%	9.079%	5/6/32	13	13
Total Floating Rate Loan Interests (Cost $3,443)					3,441
Sovereign Bonds (14.5%)
[5]	Abu Dhabi Developmental Holding Co. PJSC	5.375%	5/8/29	14,270	14,599
[10]	Adif Alta Velocidad	3.125%	1/31/30	34,200	36,997
[10]	Adif Alta Velocidad	3.625%	4/30/35	42,200	45,041
[10]	Aeroports de Paris SA	2.750%	6/5/28	6,000	6,453
[5,10]	Arab Republic of Egypt	4.750%	4/16/26	7,349	7,775
[5]	Asian Development Bank	4.375%	1/14/28	18,778	18,980
[5,10,13]	Bank Gospodarstwa Krajowego	4.000%	3/13/32	1,716	1,886
[5,13]	Bank Gospodarstwa Krajowego	5.375%	5/22/33	1,300	1,302
[5]	Bermuda	3.717%	1/25/27	15,639	15,292
[5]	Bermuda	4.750%	2/15/29	9,680	9,620
[5,8]	Cassa Depositi e Prestiti SpA	5.875%	4/30/29	60,542	62,909
[5]	Cassa Depositi e Prestiti SpA	5.875%	4/30/29	42,369	43,967
[5,8]	Central American Bank for Economic Integration	5.000%	1/25/27	37,450	37,822
[5,8]	Central American Bank for Economic Integration	4.750%	1/24/28	70,383	71,167
[5]	Ciudad Autonoma De Buenos Aires	7.500%	6/1/27	2,224	2,231
	Corp. Andina de Fomento	5.000%	1/24/29	43,546	44,418
	Corp. Andina de Fomento	5.000%	1/22/30	48,000	49,142
[5]	Corp. Financiera de Desarrollo SA	2.400%	9/28/27	865	805
26

Core Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	Corp. Nacional del Cobre de Chile	3.625%	8/1/27	22,207	21,639
[5,8,14]	Dexia SA	4.750%	1/24/30	28,104	28,531
[5]	Dominican Republic	5.950%	1/25/27	6,385	6,409
[5,8]	Dominican Republic	6.950%	3/15/37	17,137	17,331
	Ecopetrol SA	8.625%	1/19/29	9,754	10,348
	Ecopetrol SA	6.875%	4/29/30	2,060	2,040
[5,8]	Electricite de France SA	5.700%	5/23/28	5,925	6,085
[5,8]	Electricite de France SA	6.250%	5/23/33	4,295	4,541
[5,10]	European Union	0.300%	11/4/50	69,213	33,997
[10]	Gemeinsame Deutsche Bundeslaender	2.625%	2/27/30	18,350	19,831
[8,10]	Hellenic Republic	3.375%	6/15/34	37,495	40,354
[8,10]	Hellenic Republic	3.625%	6/15/35	21,301	23,215
[8,10]	Hellenic Republic	4.375%	7/18/38	12,014	13,676
[8,10]	Hellenic Republic	4.125%	6/15/54	18,470	19,409
[10]	Ile-de-France Mobilites	3.800%	5/25/45	10,100	10,559
[5,15]	Japan	0.400%	3/20/50	1,512,600	6,355
[5,15]	Japan	1.200%	6/20/53	2,394,200	11,891
[5,15]	Japan	2.200%	6/20/54	2,394,200	15,025
[5,7,8]	Japan Finance Organization for Municipalities	4.375%	4/2/30	39,414	39,571
[10]	Junta de Andalucia	3.300%	4/30/35	37,600	39,681
[8]	Kingdom of Belgium	4.875%	6/10/55	27,264	25,837
[5]	Kingdom of Morocco	2.375%	12/15/27	5,000	4,636
[5]	Kingdom of Morocco	6.500%	9/8/33	200	208
[5,8]	Kingdom of Saudi Arabia	5.125%	1/13/28	30,695	31,067
[5]	Kingdom of Saudi Arabia	5.125%	1/13/28	6,868	6,953
[5,8]	Kommuninvest I Sverige AB	4.125%	4/21/27	40,427	40,493
	Korea Hydro & Nuclear Power Co. Ltd.	5.000%	7/18/28	2,583	2,624
[5,8]	KSA Sukuk Ltd.	5.250%	6/4/27	23,180	23,507
[5,16]	Magyar Export-Import Bank Zrt.	6.125%	12/4/27	9,203	9,371
[5]	Malaysia Sovereign Sukuk Bhd.	3.043%	4/22/25	22,126	22,102
[5]	Oman Government Bond	4.750%	6/15/26	31,535	31,383
[8,10]	OMERS Finance Trust	3.250%	1/28/35	30,348	32,435
[5,8]	Ontario Teachers' Cadillac Fairview Properties Trust	3.875%	3/20/27	200	197
[5,8]	Ontario Teachers' Cadillac Fairview Properties Trust	4.125%	2/1/29	560	547
[5,8]	Ontario Teachers' Finance Trust	4.625%	4/10/29	19,070	19,334
[5]	Paraguay Government Bond	4.700%	3/27/27	6,523	6,460
[5]	Pertamina Persero PT	1.400%	2/9/26	2,000	1,938
[5]	Petroleos del Peru SA	4.750%	6/19/32	600	449
[5]	Petroleos del Peru SA	5.625%	6/19/47	975	612
	Petroleos Mexicanos	6.875%	10/16/25	14,825	14,807
	Petroleos Mexicanos	4.500%	1/23/26	18,871	18,470
	Petroleos Mexicanos	6.500%	3/13/27	21,330	20,865
	Province of Saskatchewan	4.650%	1/28/30	64,070	65,230
[5,10]	Regie Autonome des Transports Parisiens EPIC	3.250%	5/25/34	20,400	21,580
	Republic of Bulgaria	5.000%	3/5/37	1	1
[5]	Republic of Chile	2.750%	1/31/27	57,867	55,940
[5]	Republic of Chile	3.240%	2/6/28	1,259	1,213
[5,10]	Republic of Chile	3.750%	1/14/32	1,735	1,872
[5]	Republic of Chile	5.650%	1/13/37	4,060	4,126
[5]	Republic of Colombia	3.000%	1/30/30	16,254	13,835
[5]	Republic of Colombia	3.125%	4/15/31	13,634	11,059
[5]	Republic of Colombia	7.750%	11/7/36	17,373	16,980
[5]	Republic of Colombia	4.125%	2/22/42	11,854	7,511
[5]	Republic of Colombia	5.200%	5/15/49	3,580	2,393
[5]	Republic of Guatemala	4.500%	5/3/26	1,569	1,551
[5]	Republic of Guatemala	4.375%	6/5/27	6,109	5,959
[5]	Republic of Hungary	6.125%	5/22/28	850	873
[10]	Republic of Iceland	3.500%	3/21/34	29,403	32,418
[5,10]	Republic of Indonesia	3.375%	7/30/25	26,800	28,980
[10]	Republic of Indonesia	1.450%	9/18/26	3,000	3,165
[5]	Republic of Indonesia	4.150%	9/20/27	8,169	8,101
	Republic of Indonesia	3.500%	1/11/28	7,152	6,943
[5]	Republic of Indonesia	4.550%	1/11/28	2,800	2,794
[10]	Republic of Lithuania	3.500%	7/3/31	10,560	11,554
	Republic of Panama	8.125%	4/28/34	780	824
[5]	Republic of Paraguay	5.000%	4/15/26	4,522	4,518
[5]	Republic of Peru	2.392%	1/23/26	4,409	4,322
[5]	Republic of Peru	2.783%	1/23/31	44,614	39,247
[5]	Republic of Peru	5.375%	2/8/35	15,786	15,499
	Republic of Poland	4.875%	2/12/30	9,969	10,060
27

Core Bond Fund
			Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]		Republic of Poland	5.750%	11/16/32	5,115	5,362
[5]		Republic of Poland	5.375%	2/12/35	5,410	5,443
		Republic of South Africa	5.875%	9/16/25	25,834	25,848
		Republic of South Africa	4.300%	10/12/28	23,025	21,696
[5,8]		Republic of South Africa	7.950%	11/19/54	8,930	8,396
		Republic of the Philippines	3.229%	3/29/27	7,356	7,173
		Republic of the Philippines	3.000%	2/1/28	1,798	1,723
		Republic of the Philippines	1.648%	6/10/31	5,108	4,249
		Republic of the Philippines	1.950%	1/6/32	1,950	1,618
[5]		Republic of Turkiye	7.125%	2/12/32	17,541	17,231
[5]		Republic of Turkiye	4.875%	4/16/43	2,826	1,970
[5]		Republic of Turkiye	5.750%	5/11/47	2,046	1,534
[5]		Saudi Arabian Oil Co.	1.625%	11/24/25	17,286	16,957
[5,10]		Serbia International Bond	3.125%	5/15/27	4,840	5,149
[10]		Slovakia Government Bond	3.750%	2/27/40	54,660	57,497
[5,10]		Societe Des Grands Projets EPIC	0.700%	10/15/60	12,500	4,825
[5,17]		Southern Gas Corridor CJSC	6.875%	3/24/26	37,246	37,630
[10]		State of Bremen	2.750%	1/28/33	560	597
[5]		State of Israel	5.375%	3/12/29	7,775	7,831
[5]		State of Israel	5.375%	2/19/30	7,550	7,601
[5,10,14]		UNEDIC ASSEO	3.375%	11/25/33	38,900	42,291
[11]		United Kingdom	4.375%	7/31/54	58,949	65,707
		United Mexican States	4.150%	3/28/27	3,380	3,336
[5]		United Mexican States	5.000%	5/7/29	428	424
[5]		United Mexican States	4.750%	4/27/32	4,555	4,252
[5]		United Mexican States	4.875%	5/19/33	32,460	29,944
[5]		United Mexican States	6.875%	5/13/37	74,445	76,450
Total Sovereign Bonds (Cost $1,981,007)						1,996,471
Taxable Municipal Bonds (0.2%)
		Houston TX GO	6.290%	3/1/32	1,205	1,278
		Los Angeles CA Department of Water & Power Revenue	6.574%	7/1/45	15,620	16,524
		Texas Private Activity Bond Surface Transportation Corp. Revenue (NTE Mobility Partners)	3.922%	12/31/49	700	560
		Wisconsin General Fund Annual Appropriation Revenue	3.954%	5/1/36	500	465
Total Taxable Municipal Bonds (Cost $18,620)						18,827
					Shares
Temporary Cash Investments (1.0%)
Money Market Fund (1.0%)
[18]		Vanguard Market Liquidity Fund (Cost $139,706)	4.342%		1,397,209	139,707
		Expiration Date	Contracts	Exercise Price	Notional Amount ($000)
Options Purchased (0.0%)
Exchange-Traded Options (0.0%)
Call Options
	10-Year U.S. Treasury Note Futures Contracts	5/23/25	209	$112.50	23,513	131
Put Options
	10-Year U.S. Treasury Note Futures Contracts	5/23/25	209	108.00	22,572	29
		Counterparty	Expiration Date	Exercise Rate	Notional Amount on Underlying Swap ($000)
Over-the-Counter Swaptions (0.0%)
Put Swaptions
	5-Year Interest Rate Swap, Receives SOFR Annually, Pays 3.750% Annually	GSI	6/26/25	3.750%	6,118	45
	5-Year Interest Rate Swap, Receives SOFR Annually, Pays 3.750% Annually	GSI	6/26/25	3.750%	88,282	653
28

Core Bond Fund
	Counterparty	Expiration Date	Exercise Rate	Notional Amount on Underlying Swap ($000)	Market Value• ($000)
5-Year Interest Rate Swap, Receives SOFR Annually, Pays 4.300% Annually	GSI	6/26/25	4.300%	6,118	8
5-Year Interest Rate Swap, Receives SOFR Annually, Pays 4.300% Annually	GSI	6/26/25	4.300%	88,282	120
10-Year Interest Rate Swap, Receives SOFR Annually, Pays 4.000% Annually	MSCS	6/10/25	4.000%	166,900	1,248
30-Year Interest Rate Swap, Receives SOFR Annually, Pays 4.300% Annually	GSI	3/11/26	4.300%	64,600	1,852
30-Year Interest Rate Swap, Receives SOFR Annually, Pays 4.440% Annually	DBAG	1/29/26	4.440%	33,400	673
					4,599
Total Options Purchased (Cost $5,820)					4,759
Total Investments (100.7%) (Cost $13,927,544)					13,897,045
Other Assets and Liabilities—Net (-0.7%)					(102,708)
Net Assets (100%)					13,794,337
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Securities with a value of $40,528 have been segregated as initial margin for open futures contracts.
2	Securities with a value of $24,856 have been segregated as collateral for open forward currency contracts and over-the-counter swap contracts.
3	Securities with a value of $325 have been segregated as collateral for certain open To Be Announced (TBA) transactions.
4	Securities with a value of $20,308 have been segregated as initial margin for open centrally cleared swap contracts.
5	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
6	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
7	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of March 31, 2025.
8	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2025, the aggregate value was $2,078,546, representing 15.1% of net assets.
9	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
10	Face amount denominated in euro.
11	Face amount denominated in British pounds.
12	Face amount denominated in Australian dollars.
13	Guaranteed by the Republic of Poland.
14	Guaranteed by the Republic of France.
15	Face amount denominated in Japanese yen.
16	Guaranteed by the Republic of Hungary.
17	Guaranteed by the Republic of Azerbaijan.
18	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
DAC—Designated Activity Company.
DBAG—Deutsche Bank AG.
GO—General Obligation Bond.
GSI—Goldman Sachs International.
MSCS—Morgan Stanley Capital Services LLC.
REMICS—Real Estate Mortgage Investment Conduits.
SOFR—Secured Overnight Financing Rate.
SOFR30A—30 Day Average Secured Overnight Financing Rate.
TSFR12M—CME Term Secured Overnight Financing Rate 12-Month.
TSFR1M—CME Term Secured Overnight Financing Rate 1-Month.
TSFR3M—CME Term Secured Overnight Financing Rate 3-Month.
TSFR6M—CME Term Secured Overnight Financing Rate 6-Month.
UMBS—Uniform Mortgage-Backed Securities.
29

Core Bond Fund

Other Financial Instruments as of Period End

Floating Rate Loan Commitments
	Total Unfunded Commitment ($000)	Fair Value Commitment ($000)	Unrealized Appreciation ($000)	Unrealized Depreciation ($000)

Grant Thornton Advisors LLC	3	3	—	—
Opal LLC	85	85	—	—
Raven Acquisition Holdings LLC	1	1	—	—
			—	—

Derivative Financial Instruments Outstanding as of Period End

Options Written

	Expiration Date	Contracts	Exercise Price	Notional Amount ($000)	Market Value ($000)
Exchange-Traded Options
Call Options
10-Year U.S. Treasury Note Futures Contracts	5/23/25	209	$110.50	23,095	(307)

Put Options
10-Year U.S. Treasury Note Futures Contracts	5/23/25	209	$110.00	22,990	(114)
					(421)

	Counterparty	Expiration Date	Exercise Rate	Notional Amount on Underlying Swap ($000)	Market Value ($000)
Over-the-Counter Swaptions
Call Swaptions
10-Year Interest Rate Swap, Receives SOFR Annually, Pays 4.205% Annually	DBAG	1/29/35	4.205%	18,370	(1,646)

Put Swaptions
5-Year Interest Rate Swap, Pays SOFR Annually, Receives 3.950% Annually	MSCS	6/10/25	3.950%	152,500	(533)
5-Year Interest Rate Swap, Pays SOFR Annually, Receives 4.000% Annually	GSI	6/26/25	4.000%	6,118	(22)
5-Year Interest Rate Swap, Pays SOFR Annually, Receives 4.000% Annually	GSI	6/26/25	4.000%	88,282	(317)
5-Year Interest Rate Swap, Pays SOFR Annually, Receives 4.050% Annually	GSI	6/26/25	4.050%	6,118	(19)
5-Year Interest Rate Swap, Pays SOFR Annually, Receives 4.050% Annually	GSI	6/26/25	4.050%	88,282	(272)
10-Year Interest Rate Swap, Pays SOFR Annually, Receives 4.205% Annually	DBAG	1/29/35	4.205%	18,370	(1,577)
30-Year Interest Rate Swap, Pays SOFR Annually, Receives 3.780% Annually	GSI	9/11/25	3.780%	33,900	(1,507)
30-Year Interest Rate Swap, Pays SOFR Annually, Receives 3.920% Annually	MSCS	6/10/25	3.920%	39,000	(759)
30-Year Interest Rate Swap, Pays SOFR Annually, Receives 3.940% Annually	DBAG	1/29/26	3.940%	16,700	(774)
					(5,780)
					(7,426)
Total Options Written (Premiums Received $8,673)					(7,847)
DBAG—Deutsche Bank AG.
GSI—Goldman Sachs International.
MSCS—Morgan Stanley Capital Services LLC.

30

Core Bond Fund
Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
5-Year U.S. Treasury Note	June 2025	6,195	670,028	2,194
10-Year U.S. Treasury Note	June 2025	137	15,237	(24)
Ultra 10-Year U.S. Treasury Note	June 2025	4,853	553,849	1,938
Ultra Long U.S. Treasury Bond	June 2025	42	5,135	(22)
				4,086

Short Futures Contracts
2-Year U.S. Treasury Note	June 2025	(836)	(173,196)	(218)
10-Year Japanese Government Bond	June 2025	(207)	(191,005)	(528)
AUD 3-Year Treasury Bond	June 2025	(106)	(7,054)	(16)
AUD 10-Year Treasury Bond	June 2025	(81)	(5,702)	(25)
Euro-Bobl	June 2025	(1,263)	(160,864)	(273)
Euro-Bund	June 2025	(2,025)	(282,090)	2,519
Euro-Buxl	June 2025	(1,360)	(175,380)	3,411
Euro-OAT	June 2025	(424)	(56,250)	(713)
Euro-Schatz	June 2025	(623)	(72,050)	(15)
Long Gilt	June 2025	(117)	(13,858)	115
Long U.S. Treasury Bond	June 2025	(156)	(18,296)	(152)
				4,105
				8,191

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
Toronto-Dominion Bank	4/2/25	AUD	8,418	USD	5,304	—	(44)
Toronto-Dominion Bank	4/15/25	EUR	760,725	USD	821,430	1,710	—
UBS AG	4/15/25	EUR	88,503	USD	96,465	—	(701)
State Street Bank & Trust Co.	6/18/25	EUR	65,619	USD	71,843	—	(578)
Royal Bank of Canada	4/15/25	EUR	57,256	USD	59,731	2,223	—
Toronto-Dominion Bank	4/15/25	EUR	52,905	USD	57,373	—	(125)
Standard Chartered Bank	4/15/25	EUR	10,435	USD	11,129	162	—
State Street Bank & Trust Co.	4/2/25	GBP	96,950	USD	125,579	—	(344)
State Street Bank & Trust Co.	6/18/25	GBP	3,874	USD	5,029	—	(25)
State Street Bank & Trust Co.	6/18/25	JPY	95,162	USD	638	2	—
State Street Bank & Trust Co.	6/18/25	JPY	66,116	USD	446	—	(1)
Canadian Imperial Bank of Commerce	6/18/25	JPY	62,519	USD	424	—	(4)
Royal Bank of Canada	4/2/25	USD	5,321	AUD	8,418	61	—
Toronto-Dominion Bank	6/18/25	USD	5,308	AUD	8,418	44	—
State Street Bank & Trust Co.	6/18/25	USD	4,132	AUD	6,612	—	(2)
Toronto-Dominion Bank	6/18/25	USD	2,167	CHF	1,888	12	—
Royal Bank of Canada	4/15/25	USD	849,735	EUR	807,359	—	(23,866)
Toronto-Dominion Bank	6/18/25	USD	824,433	EUR	760,725	—	(1,742)
BNP Paribas	4/15/25	USD	93,304	EUR	85,328	975	—
State Street Bank & Trust Co.	4/15/25	USD	69,769	EUR	64,150	357	—
Morgan Stanley Capital Services LLC	4/15/25	USD	6,776	EUR	6,232	33	—
State Street Bank & Trust Co.	6/18/25	USD	4,163	EUR	3,832	1	—
JPMorgan Chase Bank, N.A.	4/15/25	USD	3,930	EUR	3,748	—	(125)
UBS AG	6/18/25	USD	2,353	EUR	2,167	—	(1)
Toronto-Dominion Bank	4/15/25	USD	1,175	EUR	1,087	—	(1)
31

Core Bond Fund
Forward Currency Contracts (continued)
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
Standard Chartered Bank	4/15/25	USD	1,091	EUR	1,000	9	—
Standard Chartered Bank	4/15/25	USD	993	EUR	922	—	(4)
State Street Bank & Trust Co.	6/18/25	USD	125,572	GBP	96,950	346	—
BNP Paribas	4/2/25	USD	46,979	GBP	37,015	—	(835)
Bank of America, N.A.	4/2/25	USD	44,408	GBP	34,677	—	(387)
Barclays Bank plc	4/2/25	USD	24,971	GBP	19,303	36	—
State Street Bank & Trust Co.	4/2/25	USD	7,263	GBP	5,598	31	—
State Street Bank & Trust Co.	6/18/25	USD	1,734	GBP	1,343	—	(1)
Toronto-Dominion Bank	4/2/25	USD	460	GBP	355	2	—
State Street Bank & Trust Co.	6/18/25	USD	32,693	JPY	4,818,075	290	—
Bank of Montreal	6/18/25	USD	557	JPY	82,783	—	—
Citibank, N.A.	6/18/25	USD	453	NZD	778	10	—
						6,304	(28,786)
AUD—Australian dollar.
CHF—Swiss franc.
EUR—euro.
GBP—British pound.
JPY—Japanese yen.
NZD—New Zealand dollar.
USD—U.S. dollar.

Centrally Cleared Credit Default Swaps
Reference Entity	Termination Date		Notional Amount (000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
Credit Protection Sold
iTraxx Europe-S43-V1	6/20/30	EUR	17,000	1.000	332	(41)

Credit Protection Purchased
CDX-NA-IG-S43-V1	12/20/29	USD	608,500	(1.000)	(11,584)	1,651
iTraxx Europe Crossover-S43-V1	6/20/30	EUR	181,500	(5.000)	(15,049)	1,510
						3,161
						3,120
1 Periodic premium received/paid quarterly.
EUR—euro.
USD—U.S. dollar.

Over-the-Counter Credit Default Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Remaining Up-Front Premium Paid (Received) ($000)	Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Credit Protection Sold/Moody's Rating
Republic of South Africa/Ba2	12/20/25	BARC	360	1.000	1	(3)	4	—

Credit Protection Purchased
Bouygues SA	6/20/28	JPMC	8,200[2]	(1.000)	(212)	(111)	—	(101)
Malaysia	6/20/30	GSI	11,440	(1.000)	(250)	(257)	7	—
Republic of Colombia	6/20/30	BANA	38,769	(1.000)	2,221	2,129	92	—
Unibail-Rodamco-Westfield SE	6/20/28	BARC	1,600[2]	(1.000)	(23)	81	—	(104)
32

Core Bond Fund
Over-the-Counter Credit Default Swaps (continued)
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Remaining Up-Front Premium Paid (Received) ($000)	Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Unibail-Rodamco-Westfield SE	6/20/28	JPMC	1,300[2]	(1.000)	(18)	45	—	(63)
United Mexican States	6/20/30	BARC	81,150	(1.000)	1,332	1,459	—	(127)
					3,050	3,346	99	(395)
					3,051	3,343	103	(395)
1 Periodic premium received/paid quarterly.
2 Notional amount denominated in euro.
BANA—Bank of America, N.A.
BARC—Barclays Bank plc.
GSI—Goldman Sachs International.
JPMC—JPMorgan Chase Bank, N.A.
The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.
At March 31, 2025, the counterparties had deposited in segregated accounts securities with a value of $3,316 in connection with open forward currency contracts and over-the-counter swap contracts.
Centrally Cleared Interest Rate Swaps
Termination Date	Future Effective Date	Notional Amount (000)	Interest Rate Received (%)	Interest Rate (Paid) (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
12/12/25	N/A	325,000[1]	4.151[2]	(4.410)[3]	(228)	(201)
12/12/26	N/A	165,000[1]	4.410[3]	(3.967)[2]	(247)	(263)
6/12/27	6/12/25[4]	25,203,240[5]	0.000[6]	(0.945)[2]	(106)	(106)
6/16/27	6/16/25[4]	25,231,400[5]	0.000[6]	(0.906)[2]	30	30
3/29/29	3/29/27[4]	192,500[1]	3.707[2]	(0.000)[3]	437	437
8/31/29	6/2/25[4]	34,300[1]	0.000[3]	(4.088)[2]	(608)	(608)
8/31/29	6/2/25[4]	34,300[1]	0.000[3]	(3.926)[2]	(392)	(392)
8/31/29	6/2/25[4]	17,500[1]	0.000[3]	(3.623)[2]	6	6
8/31/29	6/2/25[4]	16,940[1]	0.000[3]	(3.799)[2]	(110)	(110)
6/18/35	6/18/25[4]	36,000[7]	2.280[2]	(0.000)[8]	(804)	(777)
					(2,022)	(1,984)
1 Notional amount denominated in U.S. dollar.
2 Interest payment received/paid annually.
3 Based on Secured Overnight Financing Rate (SOFR) as of the most recent reset date. Interest payment received/paid annually.
4 Forward interest rate swap. In a forward interest rate swap, the fund and the counterparty agree to make periodic net payments beginning on a specified future effective date.
5 Notional amount denominated in Japanese yen.
6 Based on Tokyo Overnight Average Rate (TONAR) as of the most recent reset date. Interest payment received/paid anually.
7 Notional amount denominated in euro.
8 Based on Euro Short Term Rate (ESTR) as of the most recent reset date. Interest payment received/paid annually.
See accompanying Notes, which are an integral part of the Financial Statements.
33

Core Bond Fund
Statement of Assets and Liabilities
As of March 31, 2025

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $13,787,838)	13,757,338
Affiliated Issuers (Cost $139,706)	139,707
Total Investments in Securities	13,897,045
Investment in Vanguard	354
Cash	1,559
Foreign Currency, at Value (Cost $1,248)	1,241
Receivables for Investment Securities Sold	553,986
Receivables for Accrued Income	113,081
Receivables for Capital Shares Issued	39,525
Swap Premiums Paid	3,714
Variation Margin Receivable—Centrally Cleared Swap Contracts	293
Unrealized Appreciation—Forward Currency Contracts	6,304
Unrealized Appreciation—Over-the-Counter Swap Contracts	103
Total Assets	14,617,205
Liabilities
Payables for Investment Securities Purchased	755,070
Payables for Capital Shares Redeemed	19,138
Payables for Distributions	8,791
Payables to Vanguard	611
Unrealized Depreciation—Floating Rate Loan Commitments	—
Options Written, at Value (Premiums Received $8,673)	7,847
Swap Premiums Received	371
Variation Margin Payable—Futures Contracts	1,859
Unrealized Depreciation—Forward Currency Contracts	28,786
Unrealized Depreciation—Over-the-Counter Swap Contracts	395
Total Liabilities	822,868
Net Assets	13,794,337
At March 31, 2025, net assets consisted of:

Paid-in Capital	14,780,277
Total Distributable Earnings (Loss)	(985,940)
Net Assets	13,794,337

Investor Shares—Net Assets
Applicable to 34,076,438 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	306,825
Net Asset Value Per Share—Investor Shares	$9.00

Admiral™ Shares—Net Assets
Applicable to 749,223,417 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	13,487,512
Net Asset Value Per Share—Admiral Shares	$18.00
See accompanying Notes, which are an integral part of the Financial Statements.
34

Core Bond Fund
Statement of Operations

Six Months Ended March 31, 2025
($000)
Investment Income
Income
Interest[1]	309,471
Total Income	309,471
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,052
Management and Administrative—Investor Shares	234
Management and Administrative—Admiral Shares	4,392
Marketing and Distribution—Investor Shares	11
Marketing and Distribution—Admiral Shares	427
Custodian Fees	141
Shareholders’ Reports and Proxy Fees—Investor Shares	16
Shareholders’ Reports and Proxy Fees—Admiral Shares	295
Trustees’ Fees and Expenses	4
Other Expenses	8
Total Expenses	6,580
Net Investment Income	302,891
Realized Net Gain (Loss)
Investment Securities Sold[1]	(58,378)
Futures Contracts	(31,554)
Options Purchased	(4,124)
Options Written	2,141
Swap Contracts	(4,443)
Forward Currency Contracts	57,841
Foreign Currencies	1,281
Realized Net Gain (Loss)	(37,236)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	(250,990)
Floating Rate Loan Commitments	—
Futures Contracts	25,368
Options Purchased	(815)
Options Written	1,064
Swap Contracts	(2,871)
Forward Currency Contracts	(22,638)
Foreign Currencies	149
Change in Unrealized Appreciation (Depreciation)	(250,733)
Net Increase (Decrease) in Net Assets Resulting from Operations	14,922
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $3,167, $25, and less than $1, respectively. Purchases and sales are for temporary cash investment purposes.
See accompanying Notes, which are an integral part of the Financial Statements.
35

Core Bond Fund
Statement of Changes in Net Assets

	Six Months Ended March 31, 2025	Year Ended September 30, 2024
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	302,891	502,577
Realized Net Gain (Loss)	(37,236)	(169,127)
Change in Unrealized Appreciation (Depreciation)	(250,733)	887,639
Net Increase (Decrease) in Net Assets Resulting from Operations	14,922	1,221,089
Distributions
Investor Shares	(7,145)	(11,363)
Admiral Shares	(317,754)	(478,439)
Total Distributions	(324,899)	(489,802)
Capital Share Transactions
Investor Shares	28,428	48,296
Admiral Shares	1,379,860	3,323,927
Net Increase (Decrease) from Capital Share Transactions	1,408,288	3,372,223
Total Increase (Decrease)	1,098,311	4,103,510
Net Assets
Beginning of Period	12,696,026	8,592,516
End of Period	13,794,337	12,696,026
See accompanying Notes, which are an integral part of the Financial Statements.
36

Core Bond Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended March 31, 2025	Year Ended September 30,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$9.23	$8.62	$8.86	$10.67	$10.93	$10.24
Investment Operations
Net Investment Income[1]	.206	.408	.353	.221	.125	.209
Net Realized and Unrealized Gain (Loss) on Investments	(.216)	.597	(.251)	(1.810)	(.126)	.697
Total from Investment Operations	(.010)	1.005	.102	(1.589)	(.001)	.906
Distributions
Dividends from Net Investment Income	(.220)	(.395)	(.342)	(.213)	(.117)	(.216)
Distributions from Realized Capital Gains	—	—	—	(.008)	(.142)	—
Total Distributions	(.220)	(.395)	(.342)	(.221)	(.259)	(.216)
Net Asset Value, End of Period	$9.00	$9.23	$8.62	$8.86	$10.67	$10.93
Total Return[2]	-0.07%	11.92%	1.07%	-15.06%	-0.03%	8.95%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$307	$285	$220	$203	$246	$236
Ratio of Total Expenses to Average Net Assets	0.20%	0.20%[3]	0.20%[3]	0.20%[3]	0.20%	0.25%
Ratio of Net Investment Income to Average Net Assets	4.61%	4.57%	3.93%	2.22%	1.16%	1.96%
Portfolio Turnover Rate[4]	209%	363%	439%	499%	473%	383%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.20%.
4	Includes 12%, 76%, 212%, 146%, 167%, and 68%, respectively, attributable to mortgage-dollar-roll activity.
See accompanying Notes, which are an integral part of the Financial Statements.
37

Core Bond Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended March 31, 2025	Year Ended September 30,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$18.46	$17.23	$17.72	$21.33	$21.86	$20.48
Investment Operations
Net Investment Income[1]	.421	.835	.726	.473	.266	.436
Net Realized and Unrealized Gain (Loss) on Investments	(.432)	1.201	(.514)	(3.622)	(.257)	1.407
Total from Investment Operations	(.011)	2.036	.212	(3.149)	.009	1.843
Distributions
Dividends from Net Investment Income	(.449)	(.806)	(.702)	(.446)	(.256)	(.463)
Distributions from Realized Capital Gains	—	—	—	(.015)	(.283)	—
Total Distributions	(.449)	(.806)	(.702)	(.461)	(.539)	(.463)
Net Asset Value, End of Period	$18.00	$18.46	$17.23	$17.72	$21.33	$21.86
Total Return[2]	-0.02%	12.09%	1.11%	-14.93%	0.03%	9.11%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$13,488	$12,411	$8,373	$6,225	$5,558	$3,212
Ratio of Total Expenses to Average Net Assets	0.10%	0.10%[3]	0.10%[3]	0.10%[3]	0.10%	0.10%
Ratio of Net Investment Income to Average Net Assets	4.71%	4.67%	4.05%	2.39%	1.24%	2.04%
Portfolio Turnover Rate[4]	209%	363%	439%	499%	473%	383%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.10%.
4	Includes 12%, 76%, 212%, 146%, 167%, and 68%, respectively, attributable to mortgage-dollar-roll activity.
See accompanying Notes, which are an integral part of the Financial Statements.
38

Core Bond Fund
Notes to Financial Statements
Vanguard Core Bond Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash, short-term investments, or Treasuries in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its MSFTA, and sell or retain any collateral held up to the net amount owed to the fund under the MSFTA.
At March 31, 2025, counterparties had deposited in segregated accounts securities with a value of $208,000 and cash of $10,000 in connection with TBA transactions.
4. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase substantially similar securities in the future at a predetermined price on a predetermined date. The fund forgoes principal and interest paid on the securities sold. In exchange for the forgone principal and interest paid, the fund is compensated by investing the proceeds of the sale, typically in high-quality short-term fixed income securities, and earning interest on such investments. Further the fund receives a lower price on the securities to be repurchased. The fund also enters into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell substantially similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased in the Statement of Assets and Liabilities.
5. Floating Rate Loan Interests: Floating rate loan interests represent interests in amounts owed by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the fund to supply additional cash to the borrower on demand. Floating rate loan interests may be made directly with a borrower or acquired through assignment or participation. The fund's right to enforce a borrower’s compliance with the terms of the loan agreement, or benefit directly from the collateral supporting the loan, varies when the loan is a direct borrowing, an assignment, or a participation. Floating rate loan interests involve various risks including risk of loss in case of default, insolvency, or the bankruptcy of the borrower and are generally subject to restrictions on transfer with limited opportunities to sell them in secondary markets. The fund may also invest in loan commitments, which are contractual obligations for a future funding. The fund may earn a commitment fee on any unfunded portion of these commitments which is amortized to interest income over the commitment period. Both the funded portion of a floating rate loan interest as well as its unfunded commitment, if any, is reflected on the Schedule of Investments.
6. Options: The fund invests in options contracts on futures to adjust its exposure to the underlying investments. The primary risk associated with purchasing options is that if interest rates move in such a way that the exercise price of the option exceeds the value of the underlying investment, the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling options is that if interest rates move in such a way that the exercise price of the option exceeds the value of the underlying investment, the counterparty exercises the option, and the fund
39

Core Bond Fund
loses an amount equal to the market value of the option written less the premium received. Counterparty risk involving options on futures contracts is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades options on futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouses, and has entered into clearing agreements with its clearing brokers.
Options contracts on futures are valued at their quoted daily settlement prices. The premium paid for a purchased option is recorded in the Statement of Assets and Liabilities as an asset that is subsequently adjusted daily to the current market value of the option purchased. The premium received for a written option is recorded in the Statement of Assets and Liabilities as an asset with an equal liability that is subsequently adjusted daily to the current market value of the option written. The notional amounts of option contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the options are recorded in the Statement of Operations as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.
During the six months ended ended March 31, 2025, the fund’s average value of investments in options purchased and options written represented less than 1% of net assets, based on the average market values at each quarter-end during the period.
7. Swaptions: The fund invests in options on swaps, which are transacted over-the-counter (OTC) and not on an exchange. The fund enters into swaptions to adjust the fund's sensitivity to interest rates or to adjust its exposure to the underlying investments. The fund may purchase a swaption from a counterparty whereby the fund has the right to enter into a swap in which the fund will pay either a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rates, and receive a different floating rate, each applied to a notional amount. The fund may also sell a swaption to a counterparty whereby the fund grants the counterparty the right to enter into a swap in which the fund will pay a floating rate and receive a fixed rate, each applied to a notional amount. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options generally are established through negotiation with the other party to the option contract. Although this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options. Credit risk involves the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund mitigates its counterparty risk by entering into swaptions with a diverse group of prequalified counterparties and monitoring their financial strength.
The primary risk associated with purchasing swaptions is that interest rates or the value of the underlying investments move in such a way that the exercise price of the swaption exceeds the value of the underlying investment, the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling swaptions is that interest rates or the value of the underlying investments move in such a way that the exercise price of the swaption exceeds the value of the underlying investment, the counterparty exercises the swaption, and the resulting interest rate swap results in a negative cash flow to the fund in an amount greater than the premium received. A risk associated with all types of swaptions is the possibility that a counterparty may default on its obligations under the swaption contract.
Swaptions are valued based on market quotations received from independent pricing services or recognized dealers. The premium paid for a purchased swaption is recorded in the Statement of Assets and Liabilities as an asset and is subsequently adjusted daily based on the current market value of the swaption. The premium received for a written swaption is recorded in the Statement of Assets and Liabilities as an asset with an equal liability and is subsequently adjusted daily based on the current market value of the swaption. The notional amounts of option contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of swaptions are recorded in the Statement of Operations as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.
During the six months ended March 31, 2025, the fund’s average value of investments in swaptions purchased and swaptions written represented less than 1% of net assets, based on the average market values at each quarter-end during the period.
8. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended March 31, 2025, the fund’s average investments in long and short futures contracts represented 9% and 10% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
9. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may
40

Core Bond Fund
terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.
During the six months ended March 31, 2025, the fund’s average investment in forward currency contracts represented 14% of net assets, based on the average of the notional amounts at each quarter-end during the period.
10. Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.
The fund enters into interest rate swap transactions to adjust the fund’s sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other either an amount that is a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rates, applied to a notional amount. In return, the counterparty agrees to pay a different floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount. The fund enters into inflation swap transactions to transfer inflation risk from one party to another through an exchange of cash flows. Under the terms of the swap, one party pays a fixed rate applied to a notional amount. In return, the other party pays a floating rate linked to an inflation index.
The fund enters into centrally cleared credit default and interest rate swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund's performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.
During the six months ended March 31, 2025, the fund's average amounts of investments in credit protection sold and credit protection purchased represented less than 1% and 3% of net assets, respectively, based on the average of notional amounts at each quarter-end during the period. The average amount of investments in interest rate swaps represented 21% of net assets, based on the average of notional amounts at each quarter-end during the period.
41

Core Bond Fund
11. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
12. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
13. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended March 31, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
14. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxy fees. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At March 31, 2025, the fund had contributed to Vanguard capital in the amount of $354,000, representing less than 0.01% of the fund’s net assets and 0.14% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.  Various inputs may be used to determine the value of the fund’s investments, other financial instruments, and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments, other financial instruments, and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
42

Core Bond Fund
The following table summarizes the market value of the fund's investments, other financial instruments, and derivatives as of March 31, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	6,226,192	—	6,226,192
Asset-Backed/Commercial Mortgage-Backed Securities	—	1,535,745	—	1,535,745
Corporate Bonds	—	3,971,903	—	3,971,903
Floating Rate Loan Interests	—	3,441	—	3,441
Sovereign Bonds	—	1,996,471	—	1,996,471
Taxable Municipal Bonds	—	18,827	—	18,827
Temporary Cash Investments	139,707	—	—	139,707
Options Purchased	160	4,599	—	4,759
Total	139,867	13,757,178	—	13,897,045

Other Financial Instruments
Assets
Floating Rate Loan Commitments	—	—	—	—

Derivative Financial Instruments
Assets
Futures Contracts[1]	10,177	—	—	10,177
Forward Currency Contracts	—	6,304	—	6,304
Swap Contracts	3,634[1]	103	—	3,737
Total	13,811	6,407	—	20,218
Liabilities
Options Written	(421)	(7,426)	—	(7,847)
Futures Contracts[1]	(1,986)	—	—	(1,986)
Forward Currency Contracts	—	(28,786)	—	(28,786)
Swap Contracts	(2,498)[1]	(395)	—	(2,893)
Total	(4,905)	(36,607)	—	(41,512)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.  At March 31, 2025, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:
Statement of Assets and Liabilities	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Credit Contracts ($000)	Total ($000)
Investments in Securities, at Value—Unaffiliated Issuers (Options Purchased)	4,759	—	—	4,759
Swap Premiums Paid	—	—	3,714	3,714
Unrealized Appreciation—Futures Contracts[1]	10,177	—	—	10,177
Unrealized Appreciation—Centrally Cleared Swap Contracts[1]	473	—	3,161	3,634
Unrealized Appreciation—Forward Currency Contracts	—	6,304	—	6,304
Unrealized Appreciation—Over-the-Counter Swap Contracts	—	—	103	103
Total Assets	15,409	6,304	6,978	28,691

Options Written, at Value	(7,847)	—	—	(7,847)
Swap Premiums Received	—	—	(371)	(371)
Unrealized Depreciation—Futures Contracts[1]	(1,986)	—	—	(1,986)
Unrealized Depreciation—Centrally Cleared Swap Contracts[1]	(2,457)	—	(41)	(2,498)
Unrealized Depreciation—Forward Currency Contracts	—	(28,786)	—	(28,786)
Unrealized Depreciation—Over-the-Counter Swap Contracts	—	—	(395)	(395)
Total Liabilities	(12,290)	(28,786)	(807)	(41,883)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
43

Core Bond Fund
Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the six months ended March 31, 2025, were:
Realized Net Gain (Loss) on Derivatives	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Credit Contracts ($000)	Total ($000)
Futures Contracts	(31,554)	—	—	(31,554)
Options Purchased	(3,511)	—	(613)	(4,124)
Options Written	2,141	—	—	2,141
Swap Contracts	(1,559)	—	(2,884)	(4,443)
Forward Currency Contracts	—	57,841	—	57,841
Realized Net Gain (Loss) on Derivatives	(34,483)	57,841	(3,497)	19,861

Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	25,368	—	—	25,368
Options Purchased	(815)	—	—	(815)
Options Written	1,064	—	—	1,064
Swap Contracts	(7,743)	—	4,872	(2,871)
Forward Currency Contracts	—	(22,638)	—	(22,638)
Change in Unrealized Appreciation (Depreciation) on Derivatives	17,874	(22,638)	4,872	108
E.  As of March 31, 2025, gross unrealized appreciation and depreciation for investments, derivatives, and floating rate loan commitments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	13,930,882
Gross Unrealized Appreciation	177,592
Gross Unrealized Depreciation	(229,380)
Net Unrealized Appreciation (Depreciation)	(51,788)
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at September 30, 2024, the fund had available capital losses totaling $887,183,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending September 30, 2025; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
F.  During the six months ended March 31, 2025, the fund purchased $7,164,248,000 of investment securities and sold $6,615,592,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $21,292,829,000 and $19,852,886,000, respectively.
G.  Capital share transactions for each class of shares were:
	Six Months Ended March 31, 2025		Year Ended September 30, 2024
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	66,960	7,467	159,494	17,891
Issued in Lieu of Cash Distributions	6,427	718	10,339	1,160
Redeemed	(44,959)	(5,019)	(121,537)	(13,651)
Net Increase (Decrease)—Investor Shares	28,428	3,166	48,296	5,400
Admiral Shares
Issued	2,792,883	155,688	5,500,532	308,746
Issued in Lieu of Cash Distributions	263,579	14,724	400,396	22,449
Redeemed	(1,676,602)	(93,643)	(2,577,001)	(144,806)
Net Increase (Decrease)—Admiral Shares	1,379,860	76,769	3,323,927	186,389
H.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
44

Core Bond Fund
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
I.  The fund adopted Accounting Standards Update 2023-07, Segment Reporting - Improvements to Reportable Segment Disclosures. The new guidance did not change how the fund identifies operating segments but did require incremental disclosure of information not previously required. Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
J.  Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
Q13202 052025
45

Financial Statements
For the six-months ended March 31, 2025
Vanguard Core-Plus Bond Fund

Contents
Financial Statements	1

Core-Plus Bond Fund
Financial Statements (unaudited)
Schedule of Investments
As of March 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (42.8%)
U.S. Government Securities (17.8%)
	United States Treasury Note/Bond	4.875%	4/30/26	7,045	7,106
[1,2]	United States Treasury Note/Bond	4.125%	1/31/27	14,300	14,349
	United States Treasury Note/Bond	4.250%	1/15/28	9,522	9,611
	United States Treasury Note/Bond	3.500%	1/31/28	5,262	5,206
	United States Treasury Note/Bond	1.250%	9/30/28	2,595	2,371
[2]	United States Treasury Note/Bond	4.375%	11/30/28	1,900	1,930
	United States Treasury Note/Bond	3.750%	12/31/28	1,850	1,839
	United States Treasury Note/Bond	1.875%	2/28/29	2,714	2,514
	United States Treasury Note/Bond	2.375%	3/31/29	2,632	2,482
	United States Treasury Note/Bond	4.250%	1/31/30	4,119	4,172
	United States Treasury Note/Bond	4.000%	7/31/30	3,677	3,680
	United States Treasury Note/Bond	1.375%	11/15/31	3,000	2,533
	United States Treasury Note/Bond	4.500%	12/31/31	2,959	3,033
	United States Treasury Note/Bond	1.875%	2/15/32	6,100	5,297
	United States Treasury Note/Bond	4.125%	2/29/32	2,240	2,246
	United States Treasury Note/Bond	4.375%	5/15/34	2,795	2,833
	United States Treasury Note/Bond	3.875%	8/15/34	596	581
	United States Treasury Note/Bond	4.250%	11/15/34	899	902
	United States Treasury Note/Bond	1.125%	8/15/40	4,000	2,504
	United States Treasury Note/Bond	4.750%	2/15/41	1,044	1,076
	United States Treasury Note/Bond	2.250%	5/15/41	1,000	741
	United States Treasury Note/Bond	1.750%	8/15/41	1,000	678
	United States Treasury Note/Bond	2.000%	11/15/41	1,000	702
[2]	United States Treasury Note/Bond	3.125%	2/15/42	2,850	2,373
	United States Treasury Note/Bond	3.000%	5/15/42	992	807
	United States Treasury Note/Bond	3.250%	5/15/42	1,000	845
	United States Treasury Note/Bond	3.875%	5/15/43	1,533	1,399
	United States Treasury Note/Bond	4.375%	8/15/43	1,950	1,900
	United States Treasury Note/Bond	4.750%	11/15/43	803	821
	United States Treasury Note/Bond	3.625%	2/15/44	972	850
	United States Treasury Note/Bond	3.375%	5/15/44	271	228
	United States Treasury Note/Bond	3.125%	8/15/44	2,481	2,000
	United States Treasury Note/Bond	4.125%	8/15/44	881	826
	United States Treasury Note/Bond	3.000%	11/15/44	1,041	820
	United States Treasury Note/Bond	4.625%	11/15/44	3,000	3,005
	United States Treasury Note/Bond	2.875%	8/15/45	2,740	2,098
	United States Treasury Note/Bond	3.000%	11/15/45	1,800	1,405
	United States Treasury Note/Bond	2.750%	8/15/47	3,000	2,193
	United States Treasury Note/Bond	3.125%	5/15/48	1,110	864
	United States Treasury Note/Bond	3.000%	8/15/48	2,100	1,594
	United States Treasury Note/Bond	3.000%	2/15/49	2,700	2,041
	United States Treasury Note/Bond	2.875%	5/15/49	2,800	2,063
	United States Treasury Note/Bond	2.250%	8/15/49	2,400	1,548
	United States Treasury Note/Bond	2.375%	11/15/49	3,000	1,984
	United States Treasury Note/Bond	2.000%	2/15/50	2,100	1,271
	United States Treasury Note/Bond	1.250%	5/15/50	4,737	2,352
	United States Treasury Note/Bond	1.625%	11/15/50	1,500	816
	United States Treasury Note/Bond	1.875%	2/15/51	2,500	1,449
	United States Treasury Note/Bond	2.375%	5/15/51	2,000	1,308
	United States Treasury Note/Bond	2.000%	8/15/51	1,500	893
	United States Treasury Note/Bond	1.875%	11/15/51	2,185	1,256
	United States Treasury Note/Bond	3.000%	8/15/52	2,255	1,679
	United States Treasury Note/Bond	4.125%	8/15/53	1,500	1,382
	United States Treasury Note/Bond	4.250%	2/15/54	1,484	1,398
	United States Treasury Note/Bond	4.625%	2/15/55	1,170	1,178
					125,032
Conventional Mortgage-Backed Securities (21.6%)
[3,4]	Freddie Mac Gold Pool	3.000%	12/1/46	572	508
[3,4]	Freddie Mac Gold Pool	4.000%	6/1/48–7/1/48	379	361
1

Core-Plus Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3,5]	Ginnie Mae II Pool	2.000%	11/20/50–6/20/52	6,574	5,372
[3,6]	Ginnie Mae II Pool	2.500%	6/20/50–4/15/55	6,890	5,873
[3,6]	Ginnie Mae II Pool	3.000%	9/20/50–4/15/55	5,121	4,530
[3,5]	Ginnie Mae II Pool	3.500%	5/20/50–5/20/52	3,598	3,297
[3,5,6]	Ginnie Mae II Pool	4.000%	7/20/47–4/15/55	2,989	2,808
[3,6]	Ginnie Mae II Pool	4.500%	4/20/48–4/15/55	2,804	2,711
[3]	Ginnie Mae II Pool	5.000%	12/20/52–12/20/54	3,205	3,165
[3,6]	Ginnie Mae II Pool	5.500%	4/20/53–4/15/55	4,268	4,314
[3]	Ginnie Mae II Pool	6.000%	5/20/53–9/20/54	2,058	2,115
[3]	Ginnie Mae II Pool	6.500%	8/20/32–1/20/55	985	1,028
[3,6]	Ginnie Mae II Pool	7.000%	4/15/55	250	258
[3,4]	UMBS Pool	1.500%	3/1/36–7/1/51	6,917	5,614
[3,4,6]	UMBS Pool	2.000%	10/1/35–4/25/55	34,715	28,459
[3,4,6]	UMBS Pool	2.500%	10/1/35–4/25/55	23,909	20,319
[3,4,6]	UMBS Pool	3.000%	2/1/37–6/25/55	16,231	14,479
[3,4,6]	UMBS Pool	3.500%	7/1/32–4/25/55	9,439	8,661
[3,4,6]	UMBS Pool	4.000%	4/1/43–4/25/55	6,294	5,946
[3,4,6]	UMBS Pool	4.500%	4/25/40–4/25/55	5,430	5,275
[3,4,6]	UMBS Pool	5.000%	4/25/40–4/25/55	3,313	3,308
[3,4,6]	UMBS Pool	5.500%	10/1/52–4/25/55	17,984	18,024
[3,4,6]	UMBS Pool	6.000%	4/1/53–4/25/55	3,900	4,030
[3,4,6]	UMBS Pool	6.500%	9/1/53–4/25/55	477	528
[3,4,6]	UMBS Pool	7.000%	4/25/55	750	784
					151,767
Nonconventional Mortgage-Backed Securities (3.4%)
[3,4]	Fannie Mae REMICS	3.000%	11/25/44–3/25/47	2,487	2,208
[3,4]	Fannie Mae REMICS	3.500%	5/25/47	264	238
[3,4]	Fannie Mae REMICS	4.000%	8/25/43–9/25/44	1,726	1,633
[3,4]	Fannie Mae REMICS	4.500%	8/25/49	186	182
[3,4]	Freddie Mac REMICS	2.250%	8/25/49	1,597	1,395
[3,4]	Freddie Mac REMICS	2.500%	2/25/41–4/25/50	3,135	2,676
[3,4]	Freddie Mac REMICS	3.000%	10/15/42–4/15/46	11,072	9,877
[3,4]	Freddie Mac REMICS	3.500%	3/15/47–3/15/48	4,057	3,701
[3,4]	Freddie Mac REMICS	4.000%	7/15/44–6/25/52	2,153	2,006
					23,916
Total U.S. Government and Agency Obligations (Cost $300,886)					300,715
Asset-Backed/Commercial Mortgage-Backed Securities (10.0%)
[3]	Ally Auto Receivables Trust Series 2023-1	5.270%	11/15/28	90	92
[3,7]	Ally Auto Receivables Trust Series 2023-1	5.760%	1/15/29	40	41
[3,7]	Ally Auto Receivables Trust Series 2023-1	5.960%	3/15/29	30	31
[3,7]	Ally Auto Receivables Trust Series 2023-1	6.740%	4/15/34	20	21
[3,7]	Ally Auto Receivables Trust Series 2023-A	7.330%	1/17/34	60	62
[3,7]	Ally Auto Receivables Trust Series 2024-1	5.800%	2/16/32	20	20
[3,7]	Ally Bank Auto Credit-Linked Notes Series 2024-B	5.117%	9/15/32	209	210
[3,7]	American Heritage Auto Receivables Trust Series 2024-1A	5.070%	6/17/30	100	101
[3]	AmeriCredit Automobile Receivables Trust Series 2023-2	6.000%	7/18/29	190	196
[3]	AmeriCredit Automobile Receivables Trust Series 2024-1	5.380%	6/18/29	140	142
[3,7]	AMSR Trust Series 2024-SFR2	4.150%	11/17/41	170	165
[3,7]	AMSR Trust Series 2024-SFR2	4.150%	11/17/41	110	105
[3,7]	Avis Budget Rental Car Funding AESOP LLC Series 2022-5A	6.240%	4/20/27	40	40
[3,7]	Avis Budget Rental Car Funding AESOP LLC Series 2023-1A	6.230%	4/20/29	100	101
[3,7]	Avis Budget Rental Car Funding AESOP LLC Series 2023-2A	6.180%	10/20/27	100	101
[3,7]	Avis Budget Rental Car Funding AESOP LLC Series 2023-5A	5.780%	4/20/28	70	71
[3,7]	Avis Budget Rental Car Funding AESOP LLC Series 2023-7A	5.900%	8/21/28	100	103
[3,7]	Avis Budget Rental Car Funding AESOP LLC Series 2023-8A	6.020%	2/20/30	140	146
[3,7]	Avis Budget Rental Car Funding AESOP LLC Series 2024-1A	5.360%	6/20/30	70	71
[3]	BANK Series 2017-BNK8	3.488%	11/15/50	30	29
[3]	BANK Series 2018-BNK15	4.407%	11/15/61	40	40
[3]	BANK Series 2019-BNK16	4.005%	2/15/52	80	77
[3]	BANK Series 2019-BNK23	2.920%	12/15/52	1,300	1,191
[3]	BANK Series 2019-BNK24	2.960%	11/15/62	340	313
[3]	BANK Series 2021-BNK35	2.285%	6/15/64	100	86
[3]	BANK Series 2022-BNK40	3.393%	3/15/64	460	416
[3]	BANK Series 2022-BNK40	3.393%	3/15/64	20	18
[3]	BANK Series 2022-BNK41	3.790%	4/15/65	120	111
[3]	BANK Series 2022-BNK43	4.399%	8/15/55	770	738
[3]	BANK Series 2024-BNK47	5.716%	6/15/57	580	607
[3]	BANK Series 2024-BNK48	5.053%	10/15/57	680	680
2

Core-Plus Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	BANK Series 2024-BNK48	5.355%	10/15/57	310	307
[3]	BANK Series 2025-BNK49	5.623%	3/15/58	720	748
[3]	BANK Series 2025-BNK49	6.025%	3/15/58	220	228
[3,7]	Bank of America Auto Trust Series 2023-1A	5.390%	7/16/29	160	162
[3]	Barclays Commercial Mortgage Trust Series 2019-C3	3.583%	5/15/52	280	268
[3]	Barclays Commercial Mortgage Trust Series 2019-C5	3.063%	11/15/52	80	74
[3,7]	Bayview Opportunity Master Fund VII Trust Series 2024-SN1	6.360%	7/16/29	40	41
[3]	BBCMS Mortgage Trust Series 2018-C2	4.314%	12/15/51	260	256
[3]	BBCMS Mortgage Trust Series 2020-C8	2.040%	10/15/53	40	34
[3]	BBCMS Mortgage Trust Series 2021-C9	2.299%	2/15/54	100	87
[3]	BBCMS Mortgage Trust Series 2021-C11	2.322%	9/15/54	80	69
[3]	BBCMS Mortgage Trust Series 2022-C16	4.600%	6/15/55	310	303
[3]	BBCMS Mortgage Trust Series 2024-5C25	6.358%	3/15/57	290	301
[3]	BBCMS Mortgage Trust Series 2024-5C29	5.208%	9/15/57	140	142
[3]	BBCMS Mortgage Trust Series 2024-C24	5.419%	2/15/57	280	287
[3]	BBCMS Mortgage Trust Series 2024-C24	5.867%	2/15/57	60	62
[3]	BBCMS Mortgage Trust Series 2024-C26	5.829%	5/15/57	260	274
[3]	BBCMS Mortgage Trust Series 2024-C28	5.403%	9/15/57	110	113
[3]	BBCMS Mortgage Trust Series 2024-C30	5.532%	11/15/57	580	598
[3]	BBCMS Mortgage Trust Series 2024-C30	5.831%	11/15/57	330	340
[3]	BBCMS Mortgage Trust Series 2025-C32	5.720%	2/15/62	550	575
[3]	Benchmark Mortgage Trust Series 2018-B1	3.666%	1/15/51	220	213
[3]	Benchmark Mortgage Trust Series 2022-B36	4.470%	7/15/55	750	722
[3]	Benchmark Mortgage Trust Series 2023-B38	5.525%	4/15/56	100	103
[3]	Benchmark Mortgage Trust Series 2024-V6	5.926%	3/15/57	300	311
[3]	Benchmark Mortgage Trust Series 2024-V10	5.277%	9/15/57	190	193
[3]	BMO Mortgage Trust Series 2023-C7	6.160%	12/15/56	700	751
[3]	BMO Mortgage Trust Series 2024-5C4	6.526%	5/15/57	200	212
[3]	BMO Mortgage Trust Series 2024-5C8	5.625%	12/15/57	310	319
[3]	BMO Mortgage Trust Series 2024-C8	5.598%	3/15/57	690	713
[3]	BMO Mortgage Trust Series 2024-C8	5.911%	3/15/57	40	41
[3]	BMO Mortgage Trust Series 2024-C10	5.478%	11/15/57	250	257
[3]	BMO Mortgage Trust Series 2024-C10	5.729%	11/15/57	180	182
[3]	BMO Mortgage Trust Series 2025-C11	5.687%	2/15/58	530	552
[3]	BMO Mortgage Trust Series 2025-C11	5.978%	2/15/58	140	147
[3,7,8]	Capital Street Master Trust Series 2024-1, SOFR30A + 1.350%	5.699%	10/16/28	40	40
[3]	CarMax Auto Owner Trust Series 2023-3	5.260%	2/15/29	260	264
[3]	CarMax Auto Owner Trust Series 2024-3	5.280%	3/15/30	20	20
[3]	CarMax Auto Owner Trust Series 2024-3	5.670%	1/15/31	10	10
[3]	CarMax Auto Owner Trust Series 2024-4	4.600%	10/15/29	170	171
[3]	CarMax Auto Owner Trust Series 2024-4	4.640%	4/15/30	70	70
[3]	CarMax Auto Owner Trust Series 2024-4	4.820%	5/15/30	20	20
[3]	CarMax Auto Owner Trust Series 2024-4	4.970%	6/17/30	30	30
[3]	CarMax Auto Owner Trust Series 2024-4	5.360%	8/15/31	20	20
[3]	CarMax Auto Owner Trust Series 2025-1	5.110%	9/16/30	20	20
[3]	CarMax Auto Owner Trust Series 2025-1	5.260%	10/15/30	30	30
[3]	CarMax Auto Owner Trust Series 2025-1	5.600%	7/15/31	30	30
[3]	Carvana Auto Receivables Trust Series 2024-P4	4.740%	12/10/30	150	151
[3]	CD Mortgage Trust Series 2017-CD4	3.514%	5/10/50	1,130	1,080
[3]	CD Mortgage Trust Series 2017-CD5	3.684%	8/15/50	90	86
[3]	CD Mortgage Trust Series 2018-CD7	4.013%	8/15/51	203	198
[3]	CD Mortgage Trust Series 2018-CD7	4.841%	8/15/51	50	45
[3,7]	Chase Auto Owner Trust Series 2024-1A	5.050%	10/25/29	40	41
[3,7]	Chase Auto Owner Trust Series 2024-1A	5.160%	11/26/29	10	10
[3,7]	Chase Auto Owner Trust Series 2024-1A	5.360%	1/25/30	10	10
[3,7]	Chase Auto Owner Trust Series 2024-1A	5.870%	6/25/31	20	20
[3,7]	Chase Auto Owner Trust Series 2024-3A	5.280%	1/25/30	50	51
[3,7]	Chase Auto Owner Trust Series 2024-4A	5.230%	4/25/30	50	51
[3,7]	Chase Auto Owner Trust Series 2024-4A	5.460%	7/25/30	60	61
[3,7]	Chase Auto Owner Trust Series 2024-5A	4.620%	8/26/30	50	49
[3]	Citigroup Commercial Mortgage Trust Series 2015-GC31	3.762%	6/10/48	1,286	1,278
[3]	Citigroup Commercial Mortgage Trust Series 2018-B2	4.009%	3/10/51	130	127
[3]	Citigroup Commercial Mortgage Trust Series 2019-C7	3.102%	12/15/72	450	417
[3,7]	Citigroup Mortgage Loan Trust Series 2024-INV2	6.500%	6/25/54	1,066	1,090
[3,7]	Citigroup Mortgage Loan Trust Series 2025-INV1	6.000%	1/25/55	2,244	2,263
[3,7]	Citizens Auto Receivables Trust Series 2023-1	5.780%	10/15/30	370	377
[3,7]	Citizens Auto Receivables Trust Series 2024-1	5.030%	10/15/30	50	51
[3,7]	CLI Funding IX LLC Series 2024-1A	5.630%	7/20/49	160	161
[3,7,8]	Connecticut Avenue Securities Trust Series 2023-R07, SOFR30A + 1.950%	6.286%	9/25/43	38	38
[3,7,8]	Connecticut Avenue Securities Trust Series 2024-R01, SOFR30A + 1.050%	5.390%	1/25/44	126	126
3

Core-Plus Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3,7,8]	Connecticut Avenue Securities Trust Series 2024-R02, SOFR30A + 1.100%	5.440%	2/25/44	13	13
[3,7,8]	Connecticut Avenue Securities Trust Series 2024-R04, SOFR30A + 1.000%	5.340%	5/25/44	29	28
[3,7,8]	Connecticut Avenue Securities Trust Series 2024-R05, SOFR30A + 1.000%	5.340%	7/25/44	96	96
[3,7,8]	Connecticut Avenue Securities Trust Series 2024-R06, SOFR30A + 1.150%	5.490%	9/25/44	166	166
[3,7,8]	Connecticut Avenue Securities Trust Series 2025-R01, SOFR30A + 0.950%	5.286%	1/25/45	97	97
[3,7,8]	Connecticut Avenue Securities Trust Series 2025-R02, SOFR30A + 1.000%	5.336%	2/25/45	100	100
[3,7]	DB Master Finance LLC Series 2019-1A	4.352%	5/20/49	47	46
[3]	DBJPM Mortgage Trust Series 2020-C9	1.926%	8/15/53	300	260
[3,7]	Dell Equipment Finance Trust Series 2024-2	5.290%	2/24/31	100	100
[3,7]	DLLAA LLC Series 2023-1A	5.730%	10/20/31	130	134
[3,7]	DLLST LLC Series 2024-1A	4.930%	4/22/30	20	20
[3,7]	Domino's Pizza Master Issuer LLC Series 2019-1A	3.668%	10/25/49	154	144
[3]	Drive Auto Receivables Trust Series 2024-1	5.310%	1/16/29	80	80
[3]	Drive Auto Receivables Trust Series 2024-1	5.430%	11/17/31	90	91
[3]	Drive Auto Receivables Trust Series 2024-2	4.520%	7/16/29	140	140
[3]	Drive Auto Receivables Trust Series 2024-2	4.670%	5/17/32	140	140
[3]	Drive Auto Receivables Trust Series 2024-2	4.940%	5/17/32	210	208
[3,7]	Evergreen Credit Card Trust Series 2025-CRT5	5.240%	5/15/29	100	101
[3,7]	Evergreen Credit Card Trust Series 2025-CRT5	5.530%	5/15/29	100	101
[3]	Fifth Third Auto Trust Series 2023-1	5.520%	2/17/31	140	143
[3]	First National Master Note Trust Series 2023-2	5.770%	9/15/29	70	71
[3]	First National Master Note Trust Series 2024-1	5.340%	5/15/30	130	132
[3]	Ford Credit Auto Lease Trust Series 2023-B	6.430%	4/15/27	190	193
[3]	Ford Credit Auto Lease Trust Series 2024-A	5.290%	6/15/27	70	71
[3]	Ford Credit Auto Lease Trust Series 2024-B	5.180%	2/15/28	90	91
[3]	Ford Credit Auto Lease Trust Series 2025-A	4.960%	2/15/29	40	40
[3,7]	Ford Credit Auto Owner Trust Series 2022-1	4.670%	11/15/34	150	149
[3,7]	Ford Credit Auto Owner Trust Series 2023-2	5.280%	2/15/36	110	113
[3]	Ford Credit Auto Owner Trust Series 2023-B	5.060%	2/15/29	110	111
[3]	Ford Credit Auto Owner Trust Series 2023-C	5.930%	8/15/29	70	72
[3]	Ford Credit Auto Owner Trust Series 2023-C	6.370%	5/15/31	70	73
[3,7]	Ford Credit Auto Owner Trust Series 2024-1	4.870%	8/15/36	70	71
[3,7]	Ford Credit Auto Owner Trust Series 2024-1	5.240%	8/15/36	100	102
[3]	Ford Credit Auto Owner Trust Series 2024-A	5.260%	11/15/29	100	102
[3]	Ford Credit Auto Owner Trust Series 2024-B	5.230%	5/15/30	100	102
[3]	Ford Credit Auto Owner Trust Series 2024-C	4.400%	8/15/30	150	149
[3]	Ford Credit Auto Owner Trust Series 2024-D	4.880%	9/15/30	40	40
[3]	Ford Credit Auto Owner Trust Series 2025-A	4.890%	2/15/31	170	171
[3,7]	Ford Credit Floorplan Master Owner Trust A Series 2024-1	5.480%	4/15/29	100	102
[3,7]	Ford Credit Floorplan Master Owner Trust A Series 2024-2	5.240%	4/15/31	170	175
[3,7]	Ford Credit Floorplan Master Owner Trust A Series 2024-2	5.560%	4/15/31	100	103
[3,7]	Ford Credit Floorplan Master Owner Trust A Series 2024-3	4.500%	9/15/29	100	99
[3,7]	Ford Credit Floorplan Master Owner Trust A Series 2024-4	4.400%	9/15/31	300	299
[3,4,7,8]	Freddie Mac STACR REMICS Trust Series 2023-HQA3, SOFR30A + 1.850%	6.190%	11/25/43	37	37
[3,4,7,8]	Freddie Mac STACR REMICS Trust Series 2024-DNA1, SOFR30A + 1.350%	5.690%	2/25/44	187	187
[3,4,7,8]	Freddie Mac STACR REMICS Trust Series 2024-DNA2, SOFR30A + 1.250%	5.590%	5/25/44	137	137
[3,4,7,8]	Freddie Mac STACR REMICS Trust Series 2024-DNA3, SOFR30A + 1.050%	5.390%	10/25/44	31	31
[3,4,7,8]	Freddie Mac STACR REMICS Trust Series 2024-HQA1, SOFR30A + 1.250%	5.590%	3/25/44	74	74
[3,4,7,8]	Freddie Mac STACR REMICS Trust Series 2024-HQA2, SOFR30A + 1.250%	5.590%	8/25/44	226	226
[3,4,7,8]	Freddie Mac STACR REMICS Trust Series 2025-DNA1, SOFR30A + 0.950%	5.290%	1/25/45	44	44
[3,4,7,8]	Freddie Mac STACR REMICS Trust Series 2025-HQA1, SOFR30A + 0.950%	5.290%	2/25/45	130	129
[3,7]	GCAT Trust Series 2022-INV3	4.000%	8/25/52	413	375
[3,7]	GCAT Trust Series 2022-INV3	4.500%	8/25/52	291	272
[3,7]	GCAT Trust Series 2024-INV2	6.000%	6/25/54	885	892
[3,7]	GCAT Trust Series 2024-INV4	5.500%	12/25/54	480	480
[3,7]	GCAT Trust Series 2024-INV4	6.000%	12/25/54	1,358	1,369
[3,7]	GCAT Trust Series 2025-INV1	6.000%	2/25/55	2,757	2,783
[3,7]	GCAT Trust Series 2025-INV1	6.000%	2/25/55	1,665	1,680
[3]	GM Financial Automobile Leasing Trust Series 2024-2	5.560%	5/22/28	30	30
[3]	GM Financial Automobile Leasing Trust Series 2024-3	4.490%	10/20/28	100	99
[3]	GM Financial Automobile Leasing Trust Series 2025-1	4.890%	2/20/29	100	101
[3]	GM Financial Consumer Automobile Receivables Trust Series 2024-1	5.160%	8/16/29	10	10
[3]	GM Financial Consumer Automobile Receivables Trust Series 2024-2	5.280%	10/16/29	20	20
[3]	GM Financial Consumer Automobile Receivables Trust Series 2024-3	5.390%	1/16/30	40	41
[3]	GM Financial Consumer Automobile Receivables Trust Series 2024-4	4.670%	5/16/30	20	20
[3]	GM Financial Consumer Automobile Receivables Trust Series 2025-1	5.000%	8/16/30	10	10
[3,7]	GM Financial Revolving Receivables Trust Series 2023-2	5.770%	8/11/36	180	188
[3,7]	GM Financial Revolving Receivables Trust Series 2023-2	6.210%	8/11/36	70	74
[3,7]	GM Financial Revolving Receivables Trust Series 2024-1	5.230%	12/11/36	30	31
[3,7]	GM Financial Revolving Receivables Trust Series 2025-1	4.800%	12/11/37	30	30
4

Core-Plus Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3,7]	GM Financial Revolving Receivables Trust Series 2025-1	5.000%	12/11/37	190	190
[3,7]	GMF Floorplan Owner Revolving Trust Series 2024-1A	5.330%	3/15/29	50	51
[3,7]	GMF Floorplan Owner Revolving Trust Series 2024-2A	5.060%	3/15/31	250	254
[3,7]	GMF Floorplan Owner Revolving Trust Series 2024-2A	5.350%	3/15/31	20	20
[3,7]	GMF Floorplan Owner Revolving Trust Series 2024-3A	4.680%	11/15/28	380	381
[3,7]	GMF Floorplan Owner Revolving Trust Series 2024-3A	4.920%	11/15/28	100	100
[3,7]	GMF Floorplan Owner Revolving Trust Series 2024-4A	4.730%	11/15/29	690	693
[3,7]	GMF Floorplan Owner Revolving Trust Series 2024-4A	4.980%	11/15/29	100	100
[3,7]	GMF Floorplan Owner Revolving Trust Series 2025-2A	4.910%	3/15/30	100	100
[3,7]	GMF Floorplan Owner Revolving Trust Series 2025-2A	4.960%	3/15/30	100	100
[3,7]	GreatAmerica Leasing Receivables Funding LLC Series 2024-2	5.020%	5/15/31	60	61
[3]	GS Mortgage Securities Trust Series 2020-GC45	2.911%	2/13/53	110	101
[3]	GS Mortgage Securities Trust Series 2020-GC47	2.377%	5/12/53	150	133
[3,7]	Hertz Vehicle Financing LLC Series 2022-2A	2.330%	6/26/28	100	95
[3,7]	Hertz Vehicle Financing III LLC Series 2024-1A	6.700%	1/25/29	100	102
[3]	Honda Auto Receivables Owner Trust Series 2024-4	4.350%	12/16/30	40	40
[3,7]	Houston Galleria Mall Trust Series 2025-HGLR	5.462%	2/5/45	360	365
[3,7]	HPEFS Equipment Trust Series 2024-1A	5.820%	11/20/31	250	253
[3,7]	HPEFS Equipment Trust Series 2024-2A	5.520%	10/20/31	100	101
[3,7]	Hudson Yards Mortgage Trust Series 2025-SPRL	5.467%	1/13/40	40	41
[3,7]	Huntington Bank Auto Credit-Linked Notes Series 2024-2	5.442%	10/20/32	211	212
[3,7]	Huntington Bank Auto Credit-Linked Notes Series 2025-1	4.957%	3/21/33	250	250
[3,7]	Hyundai Auto Lease Securitization Trust Series 2025-A	5.150%	6/15/29	100	101
[3]	Hyundai Auto Receivables Trust Series 2023-B	5.310%	8/15/29	110	112
[3]	Hyundai Auto Receivables Trust Series 2023-C	6.010%	12/17/29	250	258
[3]	Hyundai Auto Receivables Trust Series 2024-A	5.270%	7/15/31	50	51
[3]	Hyundai Auto Receivables Trust Series 2024-B	5.040%	9/16/30	40	40
[3]	Hyundai Auto Receivables Trust Series 2024-B	5.290%	10/15/31	80	82
[3]	Hyundai Auto Receivables Trust Series 2024-C	4.670%	1/15/31	20	20
[3]	Hyundai Auto Receivables Trust Series 2024-C	4.860%	2/17/32	50	50
[3]	Hyundai Auto Receivables Trust Series 2025-A	4.610%	4/15/31	40	40
[3]	Hyundai Auto Receivables Trust Series 2025-A	4.760%	6/15/32	120	119
[3,7]	IRV Trust Series 2025-200P	5.295%	3/14/47	200	199
[3,7]	Jersey Mike's Funding LLC Series 2024-1A	5.636%	2/15/55	250	252
[3]	John Deere Owner Trust Series 2023-B	5.110%	5/15/30	110	111
[3,7]	JP Morgan Mortgage Trust Series 2021-INV4	3.000%	1/25/52	754	645
[3,7]	JP Morgan Mortgage Trust Series 2021-INV6	3.000%	4/25/52	728	623
[3,7]	Kubota Credit Owner Trust Series 2023-2A	5.230%	6/15/28	100	102
[3,7]	LAD Auto Receivables Trust Series 2024-2A	5.500%	7/16/29	20	20
[3,7]	LAD Auto Receivables Trust Series 2024-2A	5.660%	10/15/29	10	10
[3,7]	LAD Auto Receivables Trust Series 2024-2A	6.370%	10/15/31	10	10
[3,7]	LAD Auto Receivables Trust Series 2024-3A	4.600%	12/17/29	40	40
[3,7]	LAD Auto Receivables Trust Series 2024-3A	4.740%	1/15/30	40	40
[3,7]	LAD Auto Receivables Trust Series 2024-3A	4.930%	3/15/30	40	40
[3,7]	LAD Auto Receivables Trust Series 2024-3A	5.180%	2/17/32	20	20
[3,7]	LAD Auto Receivables Trust Series 2025-1A	5.110%	7/15/30	50	50
[3,7]	LAD Auto Receivables Trust Series 2025-1A	5.520%	5/17/32	110	110
[3,7]	M&T Bank Auto Receivables Trust Series 2024-1A	5.150%	2/17/32	100	102
[3]	Morgan Stanley Capital I Trust Series 2018-L1	4.407%	10/15/51	130	128
[3]	Morgan Stanley Capital I Trust Series 2018-L1	4.637%	10/15/51	100	98
[3]	Morgan Stanley Capital I Trust Series 2019-L3	3.127%	11/15/52	90	84
[3,7]	Morgan Stanley Residential Mortgage Loan Trust Series 2023-1	4.000%	2/25/53	3,417	3,131
[3,7]	Morgan Stanley Residential Mortgage Loan Trust Series 2024-INV3	6.500%	6/25/54	349	355
[3,7]	Morgan Stanley Residential Mortgage Loan Trust Series 2024-INV4	5.000%	9/25/54	352	349
[3]	MSWF Commercial Mortgage Trust Series 2023-2	6.014%	12/15/56	520	554
[3,7,8]	Navient Student Loan Trust Series 2023-BA, SOFR30A + 1.700%	6.049%	3/15/72	6	6
[3,7]	Navistar Financial Dealer Note Master Owner Trust Series 2024-1	5.590%	4/25/29	30	30
[3]	Nissan Auto Lease Trust Series 2025-A	5.030%	2/15/29	40	40
[3]	Nissan Auto Lease Trust Series 2025-A	5.110%	6/15/29	60	61
[3]	Nissan Auto Receivables Owner Trust Series 2024-B	4.350%	9/15/31	40	40
[3,7]	OBX Trust Series 2022-INV5	4.000%	10/25/52	131	120
[3,7]	PFS Financing Corp. Series 2023-B	5.270%	5/15/28	130	131
[3,7]	PFS Financing Corp. Series 2024-D	5.340%	4/15/29	160	163
[3,7]	PMT Loan Trust Series 2024-INV1	5.500%	10/25/59	193	193
[3,7]	PMT Loan Trust Series 2024-INV1	6.000%	10/25/59	583	588
[3,7]	PMT Loan Trust Series 2024-INV2	6.000%	12/25/59	2,553	2,575
[3,7]	PMT Loan Trust Series 2024-INV2	6.000%	12/25/59	1,074	1,083
[3,7]	PMT Loan Trust Series 2025-INV1	6.000%	1/25/60	789	798
[3,7]	PMT Loan Trust Series 2025-INV1	6.000%	1/25/60	393	396
[3,7]	PMT Loan Trust Series 2025-INV2	6.000%	2/25/56	1,090	1,100
5

Core-Plus Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3,7]	PMT Loan Trust Series 2025-INV3	5.500%	3/25/56	1,600	1,585
[3,7]	Progress Residential Trust Series 2022-SFR3	3.200%	4/17/39	96	93
[3,7]	Progress Residential Trust Series 2022-SFR5	4.896%	6/17/39	100	100
[3,7]	Progress Residential Trust Series 2024-SFR1	3.350%	2/17/41	99	94
[3,7]	Progress Residential Trust Series 2024-SFR3	3.000%	6/17/41	70	65
[3,7]	Progress Residential Trust Series 2024-SFR4	3.100%	7/17/41	130	121
[3,7]	Progress Residential Trust Series 2024-SFR5	3.000%	8/9/29	200	185
[3,7]	Progress Residential Trust Series 2025-SFR1	3.400%	2/17/42	270	252
[3,7]	Progress Residential Trust Series 2025-SFR1	3.650%	2/17/42	40	37
[3,6,7]	Progress Residential Trust Series 2025-SFR2	3.305%	4/17/42	120	111
[3,7]	RCKT Mortgage Trust Series 2024-INV1	6.500%	6/25/54	897	910
[3,7]	Santander Bank Auto Credit-Linked Notes Series 2024-B	5.483%	1/18/33	250	251
[3]	Santander Drive Auto Receivables Trust Series 2023-1	5.090%	5/15/30	70	70
[3]	Santander Drive Auto Receivables Trust Series 2023-6	5.980%	4/16/29	50	51
[3]	Santander Drive Auto Receivables Trust Series 2023-6	6.400%	3/17/31	40	41
[3]	Santander Drive Auto Receivables Trust Series 2024-1	5.450%	3/15/30	40	40
[3]	Santander Drive Auto Receivables Trust Series 2024-2	5.840%	6/17/30	50	51
[3]	Santander Drive Auto Receivables Trust Series 2024-2	6.280%	8/15/31	60	62
[3]	Santander Drive Auto Receivables Trust Series 2024-3	5.550%	9/17/29	140	142
[3]	Santander Drive Auto Receivables Trust Series 2024-3	5.640%	8/15/30	150	153
[3]	Santander Drive Auto Receivables Trust Series 2024-3	5.970%	10/15/31	160	164
[3]	Santander Drive Auto Receivables Trust Series 2024-4	4.930%	9/17/29	110	111
[3]	Santander Drive Auto Receivables Trust Series 2024-5	4.620%	11/15/28	170	170
[3]	Santander Drive Auto Receivables Trust Series 2024-5	4.630%	8/15/29	120	120
[3]	Santander Drive Auto Receivables Trust Series 2024-5	4.780%	1/15/31	390	391
[3]	Santander Drive Auto Receivables Trust Series 2024-5	5.140%	2/17/32	310	309
[3]	Santander Drive Auto Receivables Trust Series 2025-1	5.430%	3/17/31	80	81
[3]	Santander Drive Auto Receivables Trust Series 2025-2	5.470%	5/15/31	540	542
[3,7]	SBNA Auto Receivables Trust Series 2024-A	5.290%	9/17/29	70	71
[3,7]	SBNA Auto Receivables Trust Series 2024-A	5.590%	1/15/30	30	31
[3,7]	SBNA Auto Receivables Trust Series 2024-A	6.040%	4/15/30	30	31
[3,7]	SCCU Auto Receivables Trust Series 2023-1A	5.700%	8/15/29	20	21
[3,7]	SCCU Auto Receivables Trust Series 2024-1A	5.160%	5/15/30	20	20
[3,7]	Securitized Term Auto Receivables Trust Series 2025-A	5.038%	7/25/31	27	27
[3,7]	Securitized Term Auto Receivables Trust Series 2025-A	5.185%	7/25/31	9	9
[3,7]	Sequoia Mortgage Trust Series 2024-INV1	6.000%	10/25/54	280	282
[3,7]	Sequoia Mortgage Trust Series 2024-INV1	6.000%	10/25/54	91	92
[3,7]	SFS Auto Receivables Securitization Trust Series 2024-1A	5.380%	1/21/31	80	81
[3,7]	SFS Auto Receivables Securitization Trust Series 2024-1A	5.510%	1/20/32	30	30
[3,7]	SFS Auto Receivables Securitization Trust Series 2024-2A	5.260%	8/20/30	30	31
[3,7]	SFS Auto Receivables Securitization Trust Series 2024-2A	5.410%	8/20/30	30	31
[3,7]	SFS Auto Receivables Securitization Trust Series 2024-2A	5.540%	2/20/32	30	30
[3,7]	SFS Auto Receivables Securitization Trust Series 2024-3A	4.760%	11/20/31	60	60
[3,7]	SFS Auto Receivables Securitization Trust Series 2024-3A	4.980%	10/20/32	90	89
[3,7]	SFS Auto Receivables Securitization Trust Series 2025-1A	5.110%	2/20/31	20	20
[3,7]	SFS Auto Receivables Securitization Trust Series 2025-1A	5.200%	10/20/32	100	100
[3,7]	Subway Funding LLC Series 2024-1A	6.028%	7/30/54	279	281
[3,7]	Subway Funding LLC Series 2024-1A	6.268%	7/30/54	160	162
[3,7]	Tesla Auto Lease Trust Series 2023-B	6.220%	3/22/27	60	61
[3,7]	Tesla Electric Vehicle Trust Series 2023-1	5.380%	2/20/29	30	31
[3,7]	Tesla Electric Vehicle Trust Series 2023-1	5.820%	5/20/31	30	31
[3,7]	TIF Funding III LLC Series 2024-2A	5.540%	7/20/49	151	152
[3,7]	Toyota Auto Loan Extended Note Trust Series 2024-1A	5.160%	11/25/36	110	113
[3]	Toyota Auto Receivables Owner Trust Series 2024-D	4.430%	4/15/30	40	40
[3,7]	Trafigura Securitisation Finance plc Series 2024-1A	5.980%	11/15/27	210	214
[3,7]	Tricon Residential Trust Series 2024-SFR4	4.300%	11/17/41	140	136
[3,7]	Tricon Residential Trust Series 2024-SFR4	4.650%	11/17/41	100	98
[3,7]	Trinity Rail Leasing LLC Series 2024-1A	5.780%	5/19/54	97	100
[3]	UBS Commercial Mortgage Trust Series 2017-C7	3.679%	12/15/50	40	39
[3,7]	US Bank NA Series 2025-SUP1	5.582%	2/25/32	340	341
[3,7]	USAA Auto Owner Trust Series 2024-A	4.970%	12/17/29	30	30
[3,7]	Verizon Master Trust Series 2024-2	4.830%	12/22/31	280	283
[3,7]	Verizon Master Trust Series 2024-2	5.080%	12/22/31	190	193
[3,7]	Verizon Master Trust Series 2024-2	5.320%	12/22/31	230	235
[3,7]	Verizon Master Trust Series 2024-5	5.000%	6/21/32	150	153
[3,7]	Verizon Master Trust Series 2024-5	5.250%	6/21/32	130	133
[3]	Verizon Master Trust Series 2024-8	4.990%	11/20/30	60	61
[3]	Verizon Master Trust Series 2025-1	4.940%	1/21/31	40	40
[3]	Verizon Master Trust Series 2025-1	5.090%	1/21/31	10	10
[3]	Verizon Master Trust Series 2025-3	4.900%	3/20/30	60	60
6

Core-Plus Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3,7]	Verizon Master Trust Series 2025-4	5.020%	3/21/33	150	150
[3,7]	Verizon Master Trust Series 2025-4	5.200%	3/21/33	100	100
[3]	Volkswagen Auto Loan Enhanced Trust Series 2023-1	5.010%	1/22/30	330	334
[3]	Wells Fargo Commercial Mortgage Trust Series 2018-C45	4.184%	6/15/51	120	118
[3]	Wells Fargo Commercial Mortgage Trust Series 2018-C47	4.442%	9/15/61	330	326
[3]	Wells Fargo Commercial Mortgage Trust Series 2024-C63	5.309%	8/15/57	430	438
[3,7]	Wendy's Funding LLC Series 2019-1A	4.080%	6/15/49	44	43
[3]	WF Card Issuance Trust Series 2024-A2	4.290%	10/15/29	470	470
[3]	World Omni Auto Receivables Trust Series 2024-A	5.090%	12/17/29	60	61
[3]	World Omni Auto Receivables Trust Series 2024-A	5.310%	10/15/30	30	31
[3]	World Omni Auto Receivables Trust Series 2025-A	5.080%	11/15/30	50	51
[3]	World Omni Auto Receivables Trust Series 2025-A	5.170%	10/15/31	70	71
[3]	World Omni Automobile Lease Securitization Trust Series 2024-A	5.620%	9/17/29	80	81
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $70,226)					70,467
Corporate Bonds (29.3%)
Communications (1.6%)
[7]	AMC Networks Inc.	10.250%	1/15/29	15	15
	AMC Networks Inc.	4.250%	2/15/29	105	79
[9]	AT&T Inc.	3.600%	6/1/33	100	108
[9]	AT&T Inc.	4.050%	6/1/37	100	108
	AT&T Inc.	4.900%	8/15/37	113	108
	AT&T Inc.	4.300%	12/15/42	150	126
	AT&T Inc.	3.550%	9/15/55	224	152
	AT&T Inc.	3.650%	9/15/59	775	522
[7]	Cable One Inc.	4.000%	11/15/30	40	32
[7]	CCO Holdings LLC	5.000%	2/1/28	75	73
[7]	CCO Holdings LLC	4.750%	3/1/30	315	292
[7]	CCO Holdings LLC	4.250%	2/1/31	15	13
	CCO Holdings LLC	4.500%	5/1/32	275	239
	Charter Communications Operating LLC	4.200%	3/15/28	560	549
	Charter Communications Operating LLC	6.100%	6/1/29	1,168	1,207
	Charter Communications Operating LLC	3.900%	6/1/52	1,000	647
	Comcast Corp.	6.550%	7/1/39	150	166
	Comcast Corp.	3.750%	4/1/40	283	232
	Comcast Corp.	3.450%	2/1/50	73	51
	Comcast Corp.	2.987%	11/1/63	367	208
[7]	CSC Holdings LLC	11.750%	1/31/29	70	68
[7]	CSC Holdings LLC	3.375%	2/15/31	75	54
	Discovery Communications LLC	3.950%	3/20/28	113	108
	Discovery Communications LLC	6.350%	6/1/40	259	242
[7]	DISH Network Corp.	11.750%	11/15/27	82	86
[7]	Intelsat Jackson Holdings SA	6.500%	3/15/30	25	24
	Interpublic Group of Cos. Inc.	3.375%	3/1/41	140	105
[7]	Level 3 Financing Inc.	3.875%	11/15/29	55	41
[7]	Level 3 Financing Inc.	10.500%	5/15/30	55	59
	Meta Platforms Inc.	4.450%	8/15/52	244	208
[7]	Midcontinent Communications	8.000%	8/15/32	115	116
[7]	News Corp.	3.875%	5/15/29	205	193
[7]	Nexstar Media Inc.	4.750%	11/1/28	115	108
[7]	Outfront Media Capital LLC	7.375%	2/15/31	40	42
	Paramount Global	2.900%	1/15/27	72	70
	Paramount Global	6.875%	4/30/36	100	103
	Paramount Global	5.850%	9/1/43	300	263
	Paramount Global	4.900%	8/15/44	290	225
	Paramount Global	4.600%	1/15/45	210	157
	Rogers Communications Inc.	7.000%	4/15/55	30	30
	Rogers Communications Inc.	7.125%	4/15/55	50	50
[7]	Scripps Escrow Inc.	5.875%	7/15/27	100	83
[7]	Scripps Escrow II Inc.	3.875%	1/15/29	30	24
[7]	Scripps Escrow II Inc.	5.375%	1/15/31	30	18
	Sprint Capital Corp.	6.875%	11/15/28	860	918
[7]	Sunrise FinCo I BV	4.875%	7/15/31	135	123
[7]	Sunrise HoldCo IV BV	5.500%	1/15/28	40	39
	Telefonica Emisiones SA	4.665%	3/6/38	300	271
	T-Mobile USA Inc.	3.375%	4/15/29	100	95
	T-Mobile USA Inc.	3.600%	11/15/60	6	4
[7]	Turkcell Iletisim Hizmetleri A/S	7.450%	1/24/30	261	263
	Uber Technologies Inc.	4.800%	9/15/34	55	53
7

Core-Plus Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Uber Technologies Inc.	5.350%	9/15/54	595	557
[7]	Univision Communications Inc.	8.000%	8/15/28	5	5
[7]	Univision Communications Inc.	4.500%	5/1/29	5	4
[7]	Univision Communications Inc.	7.375%	6/30/30	180	173
[7]	Univision Communications Inc.	8.500%	7/31/31	70	68
	Verizon Communications Inc.	5.500%	2/23/54	360	349
	Verizon Communications Inc.	2.987%	10/30/56	440	264
[7]	Virgin Media Finance plc	5.000%	7/15/30	200	170
	Vodafone Group plc	6.150%	2/27/37	71	75
	Vodafone Group plc	5.750%	6/28/54	320	305
[7]	VZ Secured Financing BV	5.000%	1/15/32	80	69
	Warnermedia Holdings Inc.	3.755%	3/15/27	20	19
	Warnermedia Holdings Inc.	5.050%	3/15/42	103	82
					11,310
Consumer Discretionary (1.1%)
[7]	1011778 BC ULC	3.875%	1/15/28	85	81
[7]	1011778 BC ULC	6.125%	6/15/29	195	197
[7]	1011778 BC ULC	5.625%	9/15/29	40	40
[7]	Amer Sports Co.	6.750%	2/16/31	25	26
	American Axle & Manufacturing Inc.	5.000%	10/1/29	65	56
[7]	Asbury Automotive Group Inc.	5.000%	2/15/32	150	136
[7]	Belron UK Finance plc	5.750%	10/15/29	35	35
	BorgWarner Inc.	4.950%	8/15/29	115	115
[7]	Builders FirstSource Inc.	6.375%	3/1/34	95	95
[7]	Caesars Entertainment Inc.	7.000%	2/15/30	85	86
[7]	Caesars Entertainment Inc.	6.500%	2/15/32	25	25
[7]	Carnival Corp.	5.750%	3/1/27	80	80
[7]	Carnival Corp.	4.000%	8/1/28	200	191
[7]	Carnival Corp.	6.000%	5/1/29	6	6
[7]	Carnival Corp.	5.750%	3/15/30	80	80
[7]	Champ Acquisition Corp.	8.375%	12/1/31	15	16
[7]	Churchill Downs Inc.	5.750%	4/1/30	195	191
[7]	Clarios Global LP	8.500%	5/15/27	75	75
[7]	Clarios Global LP	6.750%	2/15/30	30	30
	Dana Inc.	4.250%	9/1/30	65	60
	Dana Inc.	4.500%	2/15/32	30	27
[3,9]	Flutter Treasury DAC	5.000%	4/29/29	100	110
	Ford Motor Co.	9.625%	4/22/30	10	11
	Ford Motor Credit Co. LLC	4.950%	5/28/27	75	74
	Ford Motor Credit Co. LLC	6.800%	5/12/28	315	324
	Ford Motor Credit Co. LLC	2.900%	2/10/29	310	277
	Ford Motor Credit Co. LLC	7.200%	6/10/30	75	78
	Ford Motor Credit Co. LLC	6.054%	11/5/31	205	201
[7]	Garda World Security Corp.	7.750%	2/15/28	170	174
[7]	Garda World Security Corp.	8.250%	8/1/32	35	34
[7]	Garrett Motion Holdings Inc.	7.750%	5/31/32	100	99
	General Motors Co.	5.200%	4/1/45	230	193
	General Motors Financial Co. Inc.	5.350%	7/15/27	225	227
	General Motors Financial Co. Inc.	5.550%	7/15/29	550	555
	General Motors Financial Co. Inc.	5.850%	4/6/30	250	254
	Goodyear Tire & Rubber Co.	5.000%	7/15/29	175	162
[7]	Hanesbrands Inc.	9.000%	2/15/31	15	16
[9]	Harley-Davidson Financial Services Inc.	5.125%	4/5/26	100	110
[7]	Hilton Domestic Operating Co. Inc.	5.875%	4/1/29	12	12
[7]	Hilton Domestic Operating Co. Inc.	3.750%	5/1/29	55	51
[7]	Hilton Domestic Operating Co. Inc.	5.875%	3/15/33	70	69
	Home Depot Inc.	4.950%	9/15/52	110	101
	KB Home	7.250%	7/15/30	115	118
[7]	Lithia Motors Inc.	4.625%	12/15/27	160	155
[7]	Live Nation Entertainment Inc.	6.500%	5/15/27	190	192
	Lowe's Cos. Inc.	4.450%	4/1/62	190	148
[7]	MGM China Holdings Ltd.	7.125%	6/26/31	35	36
	MGM Resorts International	6.500%	4/15/32	25	25
[7]	Miter Brands Acquisition Holdco Inc.	6.750%	4/1/32	30	30
[7]	MIWD Holdco II LLC	5.500%	2/1/30	45	40
[7]	NCL Corp. Ltd.	5.875%	2/15/27	200	200
[7]	NCL Corp. Ltd.	8.125%	1/15/29	10	11
[7]	NCL Corp. Ltd.	7.750%	2/15/29	110	115
[7]	NCL Corp. Ltd.	6.750%	2/1/32	75	74
8

Core-Plus Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Newell Brands Inc.	6.375%	9/15/27	55	55
	Newell Brands Inc.	6.625%	9/15/29	120	120
	Newell Brands Inc.	6.375%	5/15/30	15	15
	Newell Brands Inc.	6.625%	5/15/32	20	20
	Newell Brands Inc.	6.875%	4/1/36	20	19
	Newell Brands Inc.	7.000%	4/1/46	30	26
[7]	Nissan Motor Co. Ltd.	4.810%	9/17/30	70	67
[7]	Ontario Gaming GTA LP	8.000%	8/1/30	40	40
[7]	Phinia Inc.	6.625%	10/15/32	30	29
[7]	Rivers Enterprise Borrower LLC	6.625%	2/1/33	35	34
[7]	Royal Caribbean Cruises Ltd.	5.625%	9/30/31	45	44
[7]	Saks Global Enterprises LLC	11.000%	12/15/29	50	41
	Service Corp. International	4.000%	5/15/31	5	5
[7]	Six Flags Entertainment Corp.	6.625%	5/1/32	30	30
[7]	Standard Building Solutions Inc.	6.500%	8/15/32	35	35
[7]	Studio City Co. Ltd.	7.000%	2/15/27	125	126
[7]	Studio City Finance Ltd.	5.000%	1/15/29	50	45
	Tapestry Inc.	5.100%	3/11/30	150	150
[3]	Toyota Motor Credit Corp.	4.600%	10/10/31	150	148
[7]	Vail Resorts Inc.	6.500%	5/15/32	95	96
[9]	Volkswagen Financial Services AG	3.625%	5/19/29	500	542
[9]	Volkswagen International Finance NV	3.875%	Perpetual	100	106
[7]	Wayfair LLC	7.250%	10/31/29	20	19
[7]	Wynn Macau Ltd.	5.625%	8/26/28	10	10
[7]	Wynn Macau Ltd.	5.125%	12/15/29	40	37
					7,783
Consumer Staples (1.8%)
[7]	Albertsons Cos. Inc.	6.500%	2/15/28	55	56
	Altria Group Inc.	3.400%	2/4/41	135	99
	Altria Group Inc.	3.875%	9/16/46	150	110
[3]	Anheuser-Busch Cos. LLC	4.700%	2/1/36	200	193
[3,9]	Anheuser-Busch InBev SA/NV	3.700%	4/2/40	100	103
	Anheuser-Busch InBev Worldwide Inc.	5.450%	1/23/39	150	152
	Avery Dennison Corp.	4.875%	12/6/28	192	193
	BAT Capital Corp.	3.557%	8/15/27	237	231
	BAT Capital Corp.	2.259%	3/25/28	220	206
	BAT Capital Corp.	7.081%	8/2/53	510	560
[3,9]	BAT International Finance plc	4.125%	4/12/32	200	218
[3,9]	British American Tobacco plc	3.000%	Perpetual	500	531
[3,9]	Carrefour SA	3.250%	6/24/30	100	107
	Conagra Brands Inc.	5.300%	10/1/26	285	288
[9]	Danone SA	1.000%	Perpetual	300	309
[7]	Energizer Holdings Inc.	4.750%	6/15/28	208	199
[7]	Energizer Holdings Inc.	4.375%	3/31/29	180	168
[7]	Imperial Brands Finance plc	6.125%	7/27/27	200	206
[7]	JBS USA LUX Sarl	5.950%	4/20/35	1,110	1,141
[7]	JBS USA LUX Sarl	6.375%	2/25/55	1,090	1,123
[7]	KeHE Distributors LLC	9.000%	2/15/29	100	103
	Keurig Dr Pepper Inc.	4.500%	11/15/45	350	296
	Kraft Heinz Foods Co.	3.750%	4/1/30	320	306
	Kroger Co.	5.000%	9/15/34	390	381
	Kroger Co.	4.450%	2/1/47	93	77
	Kroger Co.	5.500%	9/15/54	350	330
[7]	Lamb Weston Holdings Inc.	4.125%	1/31/30	141	131
[7]	Mars Inc.	5.200%	3/1/35	612	615
[7]	Mars Inc.	5.700%	5/1/55	1,900	1,897
[7]	Mars Inc.	5.800%	5/1/65	530	531
[6,7]	Opal Bidco SAS	6.500%	3/31/32	165	165
[7]	Performance Food Group Inc.	5.500%	10/15/27	60	59
[7]	Performance Food Group Inc.	4.250%	8/1/29	20	19
[7]	Performance Food Group Inc.	6.125%	9/15/32	55	55
	Philip Morris International Inc.	5.625%	11/17/29	225	235
[9]	Philip Morris International Inc.	1.450%	8/1/39	100	75
	Philip Morris International Inc.	4.500%	3/20/42	106	93
	Philip Morris International Inc.	4.250%	11/10/44	175	146
[7]	Post Holdings Inc.	5.500%	12/15/29	41	40
[7]	Post Holdings Inc.	6.250%	2/15/32	105	106
[7]	Post Holdings Inc.	6.375%	3/1/33	85	84
	Tyson Foods Inc.	3.550%	6/2/27	500	490
9

Core-Plus Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7]	US Foods Inc.	6.875%	9/15/28	10	10
[7]	US Foods Inc.	4.750%	2/15/29	42	41
[7]	US Foods Inc.	5.750%	4/15/33	35	34
	Walgreens Boots Alliance Inc.	8.125%	8/15/29	35	36
					12,548
Energy (3.6%)
[7]	Antero Midstream Partners LP	6.625%	2/1/32	45	46
[7]	Ascent Resources Utica Holdings LLC	6.625%	10/15/32	125	124
[7]	Blue Racer Midstream LLC	7.000%	7/15/29	80	82
[7]	Blue Racer Midstream LLC	7.250%	7/15/32	30	31
	Boardwalk Pipelines LP	4.800%	5/3/29	85	85
	BP Capital Markets America Inc.	3.060%	6/17/41	386	283
	BP Capital Markets America Inc.	2.939%	6/4/51	517	325
[3,9]	BP Capital Markets BV	0.933%	12/4/40	200	134
[9]	BP Capital Markets plc	3.625%	Perpetual	100	105
	Canadian Natural Resources Ltd.	6.250%	3/15/38	3	3
[3]	Canadian Natural Resources Ltd.	4.950%	6/1/47	90	78
	Cheniere Energy Inc.	4.625%	10/15/28	47	46
	Cheniere Energy Partners LP	3.250%	1/31/32	160	141
	Cheniere Energy Partners LP	5.950%	6/30/33	30	31
[7]	Chord Energy Corp.	6.750%	3/15/33	35	35
[7]	Civitas Resources Inc.	8.375%	7/1/28	50	52
[7]	Civitas Resources Inc.	8.625%	11/1/30	20	21
[7]	Civitas Resources Inc.	8.750%	7/1/31	40	41
[7]	CNX Resources Corp.	7.375%	1/15/31	45	46
[7]	CNX Resources Corp.	7.250%	3/1/32	65	66
	ConocoPhillips Co.	3.800%	3/15/52	140	103
	Coterra Energy Inc.	5.400%	2/15/35	610	601
	DCP Midstream Operating LP	5.625%	7/15/27	240	244
	Devon Energy Corp.	4.750%	5/15/42	113	95
[7]	Diamond Foreign Asset Co.	8.500%	10/1/30	95	98
	Diamondback Energy Inc.	5.200%	4/18/27	590	597
	Diamondback Energy Inc.	5.400%	4/18/34	815	813
	Diamondback Energy Inc.	5.750%	4/18/54	180	169
[7]	DT Midstream Inc.	4.125%	6/15/29	320	301
[7]	DT Midstream Inc.	4.375%	6/15/31	100	92
	Eastern Energy Gas Holdings LLC	6.200%	1/15/55	310	324
	Enbridge Inc.	6.200%	11/15/30	540	571
	Enbridge Inc.	6.700%	11/15/53	205	222
	Energy Transfer LP	4.400%	3/15/27	415	414
	Energy Transfer LP	5.250%	7/1/29	215	218
	Energy Transfer LP	5.300%	4/1/44	120	108
	Energy Transfer LP	5.150%	3/15/45	200	175
	Energy Transfer LP	5.400%	10/1/47	319	286
	Energy Transfer LP	5.950%	5/15/54	205	196
	Enterprise Products Operating LLC	3.700%	1/31/51	305	222
	EOG Resources Inc.	5.650%	12/1/54	470	464
[7]	EQT Corp.	7.500%	6/1/27	95	97
	EQT Corp.	3.900%	10/1/27	50	49
[7]	EQT Corp.	7.500%	6/1/30	125	135
[3]	Galaxy Pipeline Assets Bidco Ltd.	1.750%	9/30/27	1,269	1,223
[3]	Galaxy Pipeline Assets Bidco Ltd.	2.160%	3/31/34	985	866
	Genesis Energy LP	8.250%	1/15/29	155	160
	Genesis Energy LP	8.000%	5/15/33	45	45
[7]	Helmerich & Payne Inc.	4.650%	12/1/27	65	65
[7]	Helmerich & Payne Inc.	4.850%	12/1/29	40	39
	Hess Corp.	7.875%	10/1/29	160	180
[7]	Hess Midstream Operations LP	6.500%	6/1/29	35	36
[7]	Kinetik Holdings LP	6.625%	12/15/28	45	46
[7]	Kinetik Holdings LP	5.875%	6/15/30	10	10
	Marathon Petroleum Corp.	5.150%	3/1/30	1,430	1,439
[7]	Matador Resources Co.	6.250%	4/15/33	15	15
[7]	Noble Finance II LLC	8.000%	4/15/30	15	15
	Occidental Petroleum Corp.	5.000%	8/1/27	235	236
	Occidental Petroleum Corp.	6.375%	9/1/28	197	204
	Occidental Petroleum Corp.	5.200%	8/1/29	295	295
	Occidental Petroleum Corp.	7.500%	5/1/31	70	77
	Occidental Petroleum Corp.	6.600%	3/15/46	5	5
	ONEOK Inc.	5.550%	11/1/26	210	213
10

Core-Plus Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	ONEOK Inc.	5.800%	11/1/30	230	239
[7]	ORLEN SA	6.000%	1/30/35	680	697
[7]	Permian Resources Operating LLC	5.875%	7/1/29	180	178
[7]	Permian Resources Operating LLC	9.875%	7/15/31	12	13
[6,7]	Petronas Capital Ltd.	4.950%	1/3/31	730	733
[6,7]	Petronas Capital Ltd.	5.340%	4/3/35	1,097	1,104
	Phillips 66 Co.	5.250%	6/15/31	290	295
	Phillips 66 Co.	5.650%	6/15/54	300	279
	Pioneer Natural Resources Co.	2.150%	1/15/31	310	270
[7]	Raizen Fuels Finance SA	6.950%	3/5/54	1,940	1,898
	Range Resources Corp.	8.250%	1/15/29	70	72
[7]	Rockies Express Pipeline LLC	6.750%	3/15/33	25	25
	Sabine Pass Liquefaction LLC	4.200%	3/15/28	115	114
[7]	Schlumberger Holdings Corp.	5.000%	5/29/27	360	364
[7]	Seadrill Finance Ltd.	8.375%	8/1/30	10	10
[7]	South Bow Canadian Infrastructure Holdings Ltd.	7.500%	3/1/55	79	80
[7]	South Bow Canadian Infrastructure Holdings Ltd.	7.625%	3/1/55	25	25
	Suncor Energy Inc.	4.000%	11/15/47	147	110
	Suncor Energy Inc.	3.750%	3/4/51	60	42
[7]	Tallgrass Energy Partners LP	7.375%	2/15/29	67	67
[7]	Tallgrass Energy Partners LP	6.000%	12/31/30	45	43
	Targa Resources Corp.	5.200%	7/1/27	110	111
	Targa Resources Corp.	6.150%	3/1/29	455	476
	Targa Resources Corp.	6.125%	3/15/33	175	182
	Targa Resources Corp.	6.500%	3/30/34	420	449
	Targa Resources Partners LP	6.875%	1/15/29	45	46
	TotalEnergies Capital SA	5.275%	9/10/54	225	212
[3,9]	TotalEnergies SE	1.625%	Perpetual	200	204
[3,9]	TotalEnergies SE	2.000%	Perpetual	100	105
	TransCanada PipeLines Ltd.	4.250%	5/15/28	33	33
	TransCanada PipeLines Ltd.	4.100%	4/15/30	535	515
[7]	Transocean Inc.	8.250%	5/15/29	20	19
[7]	Transocean Inc.	8.750%	2/15/30	48	50
[7]	Transocean Inc.	8.500%	5/15/31	70	68
[7]	Transocean Titan Financing Ltd.	8.375%	2/1/28	68	69
[7]	Valaris Ltd.	8.375%	4/30/30	113	113
	Valero Energy Corp.	5.150%	2/15/30	290	293
[7]	Venture Global Calcasieu Pass LLC	3.875%	8/15/29	200	185
[7]	Venture Global Calcasieu Pass LLC	6.250%	1/15/30	120	122
[7]	Venture Global LNG Inc.	9.500%	2/1/29	185	198
[7]	Venture Global LNG Inc.	7.000%	1/15/30	40	39
[7]	Venture Global LNG Inc.	8.375%	6/1/31	55	56
[7]	Venture Global LNG Inc.	9.875%	2/1/32	95	101
[7]	Viper Energy Inc.	7.375%	11/1/31	45	47
[7]	Vital Energy Inc.	7.750%	7/31/29	30	29
[7]	Vital Energy Inc.	7.875%	4/15/32	60	56
	Western Midstream Operating LP	4.500%	3/1/28	215	213
	Western Midstream Operating LP	4.750%	8/15/28	236	235
	Williams Cos. Inc.	5.150%	3/15/34	180	178
	Williams Cos. Inc.	6.000%	3/15/55	240	242
					24,842
Financials (11.2%)
[7]	200 Park Funding Trust	5.740%	2/15/55	444	439
[3,9]	ABN AMRO Bank NV	5.125%	2/22/33	100	112
	AerCap Ireland Capital DAC	2.450%	10/29/26	150	145
	AerCap Ireland Capital DAC	6.100%	1/15/27	860	879
	AerCap Ireland Capital DAC	4.875%	4/1/28	510	512
	AerCap Ireland Capital DAC	3.850%	10/29/41	300	237
[7]	Alliant Holdings Intermediate LLC	6.500%	10/1/31	50	49
[7]	Alliant Holdings Intermediate LLC	7.375%	10/1/32	70	70
	American Express Co.	5.043%	7/26/28	376	381
	American Express Co.	5.085%	1/30/31	360	365
	American Express Co.	5.442%	1/30/36	1,140	1,151
[7]	AmWINS Group Inc.	6.375%	2/15/29	60	60
[7]	AmWINS Group Inc.	4.875%	6/30/29	10	9
	Aon North America Inc.	5.150%	3/1/29	670	681
	Aon North America Inc.	5.750%	3/1/54	540	533
	Apollo Global Management Inc.	5.800%	5/21/54	433	428
	Apollo Global Management Inc.	6.000%	12/15/54	330	318
11

Core-Plus Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Ares Capital Corp.	5.875%	3/1/29	200	203
[7]	Ares Strategic Income Fund	5.700%	3/15/28	280	280
	Arthur J Gallagher & Co.	4.600%	12/15/27	407	408
	Assurant Inc.	4.900%	3/27/28	28	28
[7]	Athene Global Funding	1.985%	8/19/28	750	683
	Athene Holding Ltd.	6.250%	4/1/54	140	140
	Athene Holding Ltd.	6.625%	10/15/54	187	185
[9]	Athora Holding Ltd.	6.625%	6/16/28	200	233
[7]	Australia & New Zealand Banking Group Ltd.	6.742%	12/8/32	320	344
[10]	Aviva plc	6.125%	9/12/54	100	125
[3,9]	AXA SA	3.250%	5/28/49	400	426
	Bank of America Corp.	5.933%	9/15/27	1,000	1,019
	Bank of America Corp.	5.744%	2/12/36	1,020	1,018
[3]	Bank of America Corp.	4.078%	4/23/40	340	294
[3,9]	Bank of Cyprus PCL	5.000%	5/2/29	100	112
	Bank of New York Mellon Corp.	5.060%	7/22/32	289	292
[3]	Bank of New York Mellon Corp.	6.474%	10/25/34	310	338
	Barclays plc	5.304%	8/9/26	200	200
	Barclays plc	4.837%	9/10/28	158	158
	Barclays plc	7.385%	11/2/28	200	212
	Barclays plc	5.086%	2/25/29	431	434
[10]	Barclays plc	3.750%	11/22/30	100	127
[3,9]	Barclays plc	4.973%	5/31/36	200	222
	Barclays plc	3.330%	11/24/42	200	146
	BlackRock Funding Inc.	5.350%	1/8/55	651	633
[6,9]	Blackrock Inc.	3.750%	7/18/35	100	108
[3,9]	Blackstone Property Partners Europe Holdings Sarl	1.000%	10/20/26	500	524
[3,9]	Blackstone Property Partners Europe Holdings Sarl	1.250%	4/26/27	318	330
[3,9]	Blackstone Property Partners Europe Holdings Sarl	1.000%	5/4/28	500	501
[3,10]	Blackstone Property Partners Europe Holdings Sarl	2.625%	10/20/28	100	118
[3,9]	BNP Paribas SA	0.875%	7/11/30	300	292
[7]	BNP Paribas SA	5.283%	11/19/30	110	111
[3,10]	BNP Paribas SA	2.000%	5/24/31	400	497
[3,9]	BNP Paribas SA	1.125%	1/15/32	200	208
[3,9]	BNP Paribas SA	2.500%	3/31/32	100	106
[3,9]	BNP Paribas SA	0.875%	8/31/33	200	197
[10]	BPCE SA	5.250%	4/16/29	200	255
[10]	BPCE SA	2.500%	11/30/32	400	476
	Capital One Financial Corp.	3.750%	7/28/26	230	227
	Capital One Financial Corp.	5.468%	2/1/29	120	122
	Capital One Financial Corp.	3.273%	3/1/30	480	450
[3]	Capital One Financial Corp.	7.624%	10/30/31	164	183
	Capital One Financial Corp.	6.183%	1/30/36	830	827
	Charles Schwab Corp.	6.136%	8/24/34	709	754
	Citigroup Inc.	4.542%	9/19/30	1,320	1,302
	Citigroup Inc.	6.174%	5/25/34	170	174
	Citigroup Inc.	5.827%	2/13/35	280	278
	Citigroup Inc.	6.020%	1/24/36	340	343
	Citigroup Inc.	4.650%	7/30/45	145	127
	Citizens Financial Group Inc.	5.253%	3/5/31	233	234
[3,10]	Close Brothers Finance plc	2.750%	10/19/26	100	123
[3,10]	Close Brothers Finance plc	1.625%	12/3/30	100	102
	Cooperatieve Rabobank UA	4.494%	10/17/29	250	250
	Corebridge Financial Inc.	3.650%	4/5/27	150	147
	Corebridge Financial Inc.	3.850%	4/5/29	330	319
	Corebridge Financial Inc.	3.900%	4/5/32	200	185
	Corebridge Financial Inc.	4.350%	4/5/42	190	159
	Corebridge Financial Inc.	4.400%	4/5/52	300	240
[7]	Credit Acceptance Corp.	6.625%	3/15/30	105	104
[9]	Credit Agricole Assurances SA	2.625%	1/29/48	300	314
[7]	Credit Agricole SA	4.631%	9/11/28	250	249
	Credit Suisse USA LLC	7.125%	7/15/32	340	383
[7]	Danske Bank A/S	5.427%	3/1/28	200	203
[3,9]	Deutsche Bank AG	4.125%	4/4/30	100	110
[3,9]	Deutsche Bank AG	5.625%	5/19/31	200	220
[9]	DVI Deutsche Vermoegens- & Immobilienverwaltungs GmbH	2.500%	1/25/27	200	209
	Equitable Holdings Inc.	5.000%	4/20/48	102	91
	Fifth Third Bancorp	6.339%	7/27/29	280	292
	Fifth Third Bancorp	4.895%	9/6/30	380	379
[7]	Focus Financial Partners LLC	6.750%	9/15/31	45	44
12

Core-Plus Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7]	Freedom Mortgage Holdings LLC	9.250%	2/1/29	10	10
[7]	Freedom Mortgage Holdings LLC	8.375%	4/1/32	55	54
	GATX Corp.	3.250%	9/15/26	41	40
	GATX Corp.	4.550%	11/7/28	22	22
	GATX Corp.	4.700%	4/1/29	51	51
[3,9]	Generali	5.500%	10/27/47	100	113
[7]	GGAM Finance Ltd.	8.000%	2/15/27	60	62
[7]	GGAM Finance Ltd.	8.000%	6/15/28	35	37
[7]	Global Atlantic Fin Co.	7.950%	6/15/33	297	334
[7]	Global Atlantic Fin Co.	6.750%	3/15/54	310	314
[3,10]	Goldman Sachs Group Inc.	7.250%	4/10/28	100	137
	Goldman Sachs Group Inc.	4.692%	10/23/30	380	378
	Goldman Sachs Group Inc.	6.750%	10/1/37	200	216
	Goldman Sachs Group Inc.	2.908%	7/21/42	225	159
[3]	Goldman Sachs Group Inc.	4.800%	7/8/44	140	125
	Goldman Sachs Group Inc.	5.561%	11/19/45	1,400	1,364
[7]	Golub Capital Private Credit Fund	5.875%	5/1/30	330	327
[3,9]	Grand City Properties SA	0.125%	1/11/28	400	395
[7]	Howden UK Refinance plc	7.250%	2/15/31	25	25
[7]	Howden UK Refinance plc	8.125%	2/15/32	55	56
[7]	HPS Corporate Lending Fund	5.950%	4/14/32	290	286
	HSBC Holdings plc	5.887%	8/14/27	671	681
	HSBC Holdings plc	5.130%	11/19/28	419	422
[3]	HSBC Holdings plc	3.973%	5/22/30	450	433
	HSBC Holdings plc	2.804%	5/24/32	400	350
	HSBC Holdings plc	5.874%	11/18/35	729	723
	HSBC Holdings plc	6.332%	3/9/44	175	186
[7]	HUB International Ltd.	7.250%	6/15/30	20	21
[7]	HUB International Ltd.	7.375%	1/31/32	25	25
	Huntington Bancshares Inc.	6.208%	8/21/29	800	833
	Huntington Bancshares Inc.	5.272%	1/15/31	270	273
	Huntington Bancshares Inc.	5.709%	2/2/35	727	735
	Huntington Bancshares Inc.	2.487%	8/15/36	150	123
	Huntington Bancshares Inc.	6.141%	11/18/39	370	373
	Huntington National Bank	4.871%	4/12/28	621	623
	Intercontinental Exchange Inc.	3.625%	9/1/28	148	144
	Intercontinental Exchange Inc.	5.250%	6/15/31	330	339
	Intercontinental Exchange Inc.	4.950%	6/15/52	100	91
[9]	JAB Holdings BV	4.375%	4/25/34	100	109
	JPMorgan Chase & Co.	5.040%	1/23/28	300	303
	JPMorgan Chase & Co.	5.571%	4/22/28	450	459
	JPMorgan Chase & Co.	4.979%	7/22/28	578	583
	JPMorgan Chase & Co.	4.505%	10/22/28	740	739
	JPMorgan Chase & Co.	4.603%	10/22/30	470	467
	JPMorgan Chase & Co.	5.140%	1/24/31	700	711
	JPMorgan Chase & Co.	6.400%	5/15/38	200	221
	JPMorgan Chase & Co.	5.500%	10/15/40	50	50
	JPMorgan Chase & Co.	3.157%	4/22/42	170	127
	KeyBank NA	5.000%	1/26/33	100	97
	KeyCorp	6.401%	3/6/35	110	116
[7]	Lseg US Fin Corp.	4.875%	3/28/27	200	202
	M&T Bank Corp.	6.082%	3/13/32	1,009	1,044
	M&T Bank Corp.	5.053%	1/27/34	216	209
[3]	Manufacturers & Traders Trust Co.	3.400%	8/17/27	250	242
	Manufacturers & Traders Trust Co.	4.700%	1/27/28	1,500	1,502
	MetLife Inc.	4.875%	11/13/43	100	91
	MetLife Inc.	5.000%	7/15/52	100	91
	Mitsubishi UFJ Financial Group Inc.	5.258%	4/17/30	200	204
	Morgan Stanley	3.950%	4/23/27	174	172
[3]	Morgan Stanley	5.652%	4/13/28	399	407
	Morgan Stanley	4.654%	10/18/30	730	724
	Morgan Stanley	5.230%	1/15/31	651	661
[3]	Morgan Stanley	2.511%	10/20/32	640	549
	Morgan Stanley	5.466%	1/18/35	350	354
[3]	Morgan Stanley	3.971%	7/22/38	175	152
[3]	Morgan Stanley	4.457%	4/22/39	140	128
	Morgan Stanley	5.516%	11/19/55	1,130	1,104
[3]	Morgan Stanley Bank NA	4.952%	1/14/28	560	564
[3]	Morgan Stanley Bank NA	5.504%	5/26/28	250	255
[3]	Morgan Stanley Bank NA	4.968%	7/14/28	1,239	1,250
13

Core-Plus Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Nasdaq Inc.	5.350%	6/28/28	269	275
	Nasdaq Inc.	3.950%	3/7/52	24	18
	Nasdaq Inc.	5.950%	8/15/53	300	304
[7]	National Australia Bank Ltd.	2.990%	5/21/31	250	220
	National Bank of Canada	4.950%	2/1/28	890	896
[7]	Nationstar Mortgage Holdings Inc.	6.500%	8/1/29	50	51
[7]	Nationstar Mortgage Holdings Inc.	5.125%	12/15/30	60	60
[7]	Nationstar Mortgage Holdings Inc.	7.125%	2/1/32	35	36
	NatWest Group plc	5.583%	3/1/28	270	275
[3]	NatWest Group plc	4.892%	5/18/29	200	200
[10]	NatWest Group plc	3.622%	8/14/30	400	515
[3,10]	NatWest Group plc	2.105%	11/28/31	100	123
	Navient Corp.	4.875%	3/15/28	8	8
	Navient Corp.	9.375%	7/25/30	30	32
[7]	New York Life Global Funding	4.850%	1/9/28	500	506
[3,9]	NIBC Bank NV	4.500%	6/12/35	200	217
	OneMain Finance Corp.	3.500%	1/15/27	65	62
	OneMain Finance Corp.	6.625%	1/15/28	130	131
[3,9]	P3 Group Sarl	1.625%	1/26/29	200	200
[7]	Panther Escrow Issuer LLC	7.125%	6/1/31	65	66
[7]	Penske Truck Leasing Co. LP	5.250%	2/1/30	2	2
[10]	Phoenix Group Holdings plc	6.625%	12/18/25	100	130
[3]	PNC Bank NA	2.700%	10/22/29	280	256
	PNC Financial Services Group Inc.	5.492%	5/14/30	1,330	1,366
	PNC Financial Services Group Inc.	6.875%	10/20/34	500	553
	PNC Financial Services Group Inc.	5.575%	1/29/36	70	71
	Prudential Financial Inc.	3.935%	12/7/49	250	191
	Prudential Financial Inc.	6.500%	3/15/54	150	153
[9]	Raiffeisen Bank International AG	2.875%	6/18/32	100	105
[9]	Raiffeisen Bank International AG	1.375%	6/17/33	300	298
	Regions Financial Corp.	5.722%	6/6/30	1,225	1,254
	Regions Financial Corp.	5.502%	9/6/35	1,129	1,114
	RenaissanceRe Holdings Ltd.	5.800%	4/1/35	151	155
[7]	Rocket Mortgage LLC	2.875%	10/15/26	55	53
[10]	Rothesay Life plc	8.000%	10/30/25	100	131
[10]	Rothesay Life plc	3.375%	7/12/26	300	379
[3]	Royal Bank of Canada	5.200%	8/1/28	120	122
[3]	Royal Bank of Canada	4.522%	10/18/28	697	695
[3]	Royal Bank of Canada	4.969%	8/2/30	513	516
[3]	Royal Bank of Canada	4.650%	10/18/30	590	585
[7]	Ryan Specialty LLC	5.875%	8/1/32	80	79
[9]	SCOR SE	3.000%	6/8/46	200	215
[7]	Shift4 Payments LLC	6.750%	8/15/32	20	20
[7]	Sixth Street Lending Partners	6.125%	7/15/30	520	523
[9]	Skandinaviska Enskilda Banken AB	5.000%	8/17/33	230	259
	State Street Corp.	4.530%	2/20/29	230	230
	Suci Second Investment Co.	4.375%	9/10/27	885	877
	Sumitomo Mitsui Financial Group Inc.	5.880%	7/13/26	720	732
	Sumitomo Mitsui Financial Group Inc.	5.520%	1/13/28	400	411
	Sumitomo Mitsui Financial Group Inc.	5.316%	7/9/29	890	909
	Sumitomo Mitsui Financial Group Inc.	5.836%	7/9/44	364	371
[7]	Swedbank AB	4.998%	11/20/29	280	284
[3,9]	Swedbank AB	3.625%	8/23/32	200	218
	Synovus Financial Corp.	6.168%	11/1/30	595	602
[3,9]	Talanx AG	2.250%	12/5/47	300	313
	Toronto-Dominion Bank	4.783%	12/17/29	750	751
	UBS AG	5.000%	7/9/27	800	809
	UBS AG	7.500%	2/15/28	500	538
[7]	UBS Group AG	6.327%	12/22/27	350	360
[7]	UBS Group AG	4.282%	1/9/28	1,430	1,413
[7]	UBS Group AG	4.253%	3/23/28	200	197
[7]	UBS Group AG	5.617%	9/13/30	345	354
[7]	UBS Group AG	3.091%	5/14/32	280	249
	US Bancorp	5.775%	6/12/29	940	969
[3]	US Bancorp	4.967%	7/22/33	13	13
	US Bancorp	5.850%	10/21/33	188	195
	US Bancorp	4.839%	2/1/34	220	214
	US Bancorp	5.836%	6/12/34	340	351
[7]	USI Inc.	7.500%	1/15/32	25	26
[7]	UWM Holdings LLC	6.625%	2/1/30	30	30
14

Core-Plus Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Wells Fargo & Co.	2.393%	6/2/28	490	468
[3]	Wells Fargo & Co.	3.068%	4/30/41	175	130
	Wells Fargo & Co.	5.375%	11/2/43	155	145
[3]	Wells Fargo & Co.	4.611%	4/25/53	50	42
[7]	WEX Inc.	6.500%	3/15/33	35	35
	Willis North America Inc.	2.950%	9/15/29	904	834
					78,753
Health Care (1.4%)
[6,7]	1261229 BC Ltd.	10.000%	4/15/32	107	106
	AbbVie Inc.	4.050%	11/21/39	702	616
	AbbVie Inc.	5.500%	3/15/64	125	123
	Amgen Inc.	4.950%	10/1/41	450	415
	Amgen Inc.	5.650%	3/2/53	445	436
	Amgen Inc.	5.750%	3/2/63	95	93
[7]	Bausch + Lomb Corp.	8.375%	10/1/28	8	8
[9]	Bayer AG	1.000%	1/12/36	200	156
	Becton Dickinson & Co.	4.874%	2/8/29	365	367
[9]	Becton Dickinson Euro Finance Sarl	3.553%	9/13/29	200	219
[3]	Beth Israel Lahey Health Inc.	3.080%	7/1/51	240	153
	Cardinal Health Inc.	5.750%	11/15/54	765	747
	Cencora Inc.	4.625%	12/15/27	195	196
	Cencora Inc.	4.300%	12/15/47	300	244
[3]	CommonSpirit Health	4.350%	11/1/42	300	251
[7]	Community Health Systems Inc.	10.875%	1/15/32	85	84
	CVS Health Corp.	1.750%	8/21/30	476	403
	CVS Health Corp.	6.000%	6/1/44	325	317
[7]	DaVita Inc.	4.625%	6/1/30	100	92
[7]	DaVita Inc.	3.750%	2/15/31	40	35
[7]	DaVita Inc.	6.875%	9/1/32	65	65
	Elevance Health Inc.	5.150%	6/15/29	215	219
	Elevance Health Inc.	3.125%	5/15/50	50	33
	Elevance Health Inc.	6.100%	10/15/52	210	215
	Elevance Health Inc.	5.700%	2/15/55	835	814
[7]	Endo Finance Holdings Inc.	8.500%	4/15/31	45	47
[7]	Fortrea Holdings Inc.	7.500%	7/1/30	40	36
	GE HealthCare Technologies Inc.	4.800%	8/14/29	150	151
	GlaxoSmithKline Capital Inc.	4.200%	3/18/43	730	629
	HCA Inc.	5.000%	3/1/28	150	151
	HCA Inc.	5.250%	3/1/30	285	288
[7]	LifePoint Health Inc.	11.000%	10/15/30	35	38
[7]	Medline Borrower LP	3.875%	4/1/29	28	26
[7]	Medline Borrower LP	6.250%	4/1/29	25	25
	Merck & Co. Inc.	5.150%	5/17/63	265	247
[7]	Organon & Co.	6.750%	5/15/34	30	29
	Pfizer Investment Enterprises Pte. Ltd.	5.300%	5/19/53	400	380
	Pfizer Investment Enterprises Pte. Ltd.	5.340%	5/19/63	155	144
	Quest Diagnostics Inc.	4.200%	6/30/29	140	138
	Revvity Inc.	3.300%	9/15/29	1	1
[7]	Star Parent Inc.	9.000%	10/1/30	57	56
	Takeda Pharmaceutical Co. Ltd.	3.375%	7/9/60	200	128
	Tenet Healthcare Corp.	6.125%	10/1/28	49	49
	Tenet Healthcare Corp.	4.250%	6/1/29	60	57
	Tenet Healthcare Corp.	6.750%	5/15/31	95	96
	Teva Pharmaceutical Finance Netherlands III BV	3.150%	10/1/26	145	141
	Teva Pharmaceutical Finance Netherlands III BV	5.125%	5/9/29	30	29
	Teva Pharmaceutical Finance Netherlands III BV	4.100%	10/1/46	49	35
	UnitedHealth Group Inc.	2.750%	5/15/40	315	227
	UnitedHealth Group Inc.	6.050%	2/15/63	100	103
	Zoetis Inc.	4.700%	2/1/43	105	95
					9,753
Industrials (1.8%)
[7]	Advanced Drainage Systems Inc.	6.375%	6/15/30	75	75
[7]	Air Canada	3.875%	8/15/26	200	196
	Allegion plc	3.500%	10/1/29	4	4
[7]	Allison Transmission Inc.	4.750%	10/1/27	155	151
[7]	American Airlines Inc.	7.250%	2/15/28	44	44
[7]	American Builders & Contractors Supply Co. Inc.	4.000%	1/15/28	135	129
[7]	Arcosa Inc.	6.875%	8/15/32	20	20
[7]	Axon Enterprise Inc.	6.125%	3/15/30	25	25
15

Core-Plus Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7]	Axon Enterprise Inc.	6.250%	3/15/33	25	25
	Boeing Co.	5.040%	5/1/27	610	613
	Boeing Co.	6.298%	5/1/29	20	21
	Boeing Co.	5.150%	5/1/30	265	267
	Boeing Co.	3.625%	2/1/31	675	626
	Boeing Co.	6.388%	5/1/31	661	704
	Boeing Co.	6.528%	5/1/34	781	836
	Boeing Co.	5.805%	5/1/50	250	238
	Boeing Co.	6.858%	5/1/54	586	637
[7]	Bombardier Inc.	7.250%	7/1/31	45	45
[7]	Bombardier Inc.	7.000%	6/1/32	45	45
	Burlington Northern Santa Fe LLC	5.750%	5/1/40	450	468
	Burlington Northern Santa Fe LLC	5.500%	3/15/55	135	134
[7]	BWX Technologies Inc.	4.125%	6/30/28	105	99
	Canadian Pacific Railway Co.	3.500%	5/1/50	142	100
[7]	Chart Industries Inc.	7.500%	1/1/30	25	26
[7]	Chart Industries Inc.	9.500%	1/1/31	15	16
[7]	Clean Harbors Inc.	4.875%	7/15/27	75	74
[7]	Clean Harbors Inc.	6.375%	2/1/31	50	51
	CSX Corp.	3.800%	11/1/46	283	221
[7]	Delta Air Lines Inc.	4.750%	10/20/28	1,011	1,006
[7]	ERAC USA Finance LLC	7.000%	10/15/37	920	1,047
[7]	Gates Corp.	6.875%	7/1/29	40	41
[7]	Genesee & Wyoming Inc.	6.250%	4/15/32	65	65
[7]	Herc Holdings Inc.	6.625%	6/15/29	45	45
	Huntington Ingalls Industries Inc.	5.353%	1/15/30	350	355
[7]	JetBlue Airways Corp.	9.875%	9/20/31	142	140
	Lockheed Martin Corp.	4.300%	6/15/62	360	285
[7]	Mileage Plus Holdings LLC	6.500%	6/20/27	1,421	1,428
[3,10]	Motability Operations Group plc	2.125%	1/18/42	300	222
[7]	Roller Bearing Co. of America Inc.	4.375%	10/15/29	105	99
	RTX Corp.	4.875%	10/15/40	127	119
[3]	Ryder System Inc.	5.300%	3/15/27	130	132
[7]	Spirit AeroSystems Inc.	9.375%	11/30/29	64	68
[7]	Spirit AeroSystems Inc.	9.750%	11/15/30	83	92
[7]	Stonepeak Nile Parent LLC	7.250%	3/15/32	10	10
[3,9]	Sydney Airport Finance Co. Pty Ltd.	4.125%	4/30/36	100	108
[7]	Terex Corp.	6.250%	10/15/32	27	26
[7]	TopBuild Corp.	3.625%	3/15/29	135	125
[7]	TopBuild Corp.	4.125%	2/15/32	35	31
[7]	TransDigm Inc.	6.750%	8/15/28	300	305
[7]	TransDigm Inc.	6.375%	3/1/29	111	112
[7]	TransDigm Inc.	6.875%	12/15/30	75	77
[7]	TransDigm Inc.	7.125%	12/1/31	105	108
[7]	TransDigm Inc.	6.625%	3/1/32	6	6
[3,10]	Traton Finance Luxembourg SA	5.625%	1/16/29	300	386
[7]	Triumph Group Inc.	9.000%	3/15/28	68	72
[7]	United Airlines Inc.	4.375%	4/15/26	155	152
[7]	United Airlines Inc.	4.625%	4/15/29	105	99
[3]	United Airlines Pass-Through Trust Class A Series 2020-1	5.875%	10/15/27	30	30
[7]	Waste Pro USA Inc.	7.000%	2/1/33	10	10
[7]	WESCO Distribution Inc.	6.375%	3/15/29	80	81
[7]	WESCO Distribution Inc.	6.625%	3/15/32	65	66
[7]	WESCO Distribution Inc.	6.375%	3/15/33	35	35
					12,873
Materials (1.4%)
[7]	Alumina Pty Ltd.	6.125%	3/15/30	15	15
[7]	Alumina Pty Ltd.	6.375%	9/15/32	120	118
[7]	Amcor Flexibles North America Inc.	4.800%	3/17/28	640	644
[7]	Amcor Flexibles North America Inc.	5.100%	3/17/30	470	474
[7]	Anglo American Capital plc	4.500%	3/15/28	200	199
[7]	Ardagh Metal Packaging Finance USA LLC	6.000%	6/15/27	5	5
[7]	Ardagh Metal Packaging Finance USA LLC	4.000%	9/1/29	90	77
[7]	Axalta Coating Systems Dutch Holding B BV	7.250%	2/15/31	25	26
[7]	Axalta Coating Systems LLC	4.750%	6/15/27	180	177
	Ball Corp.	6.875%	3/15/28	80	82
	Ball Corp.	6.000%	6/15/29	60	61
	Ball Corp.	2.875%	8/15/30	70	61
	Ball Corp.	3.125%	9/15/31	90	78
16

Core-Plus Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Berry Global Inc.	5.650%	1/15/34	48	49
[7]	Big River Steel LLC	6.625%	1/31/29	410	411
[3]	Braskem Netherlands Finance BV	4.500%	1/31/30	1,470	1,261
[3]	Braskem Netherlands Finance BV	5.875%	1/31/50	227	157
[7]	Canpack SA	3.875%	11/15/29	265	240
	Celanese US Holdings LLC	6.750%	4/15/33	30	29
[7]	Chemours Co.	5.750%	11/15/28	10	9
[7]	Chemours Co.	4.625%	11/15/29	250	214
[7]	Chemours Co.	8.000%	1/15/33	50	47
[7]	Cleveland-Cliffs Inc.	7.500%	9/15/31	135	132
[7]	Cleveland-Cliffs Inc.	7.375%	5/1/33	130	125
[6,7]	Clydesdale Acquisition Holdings Inc.	6.750%	4/15/32	65	65
	Dow Chemical Co.	5.600%	2/15/54	480	445
	Eastman Chemical Co.	4.500%	12/1/28	100	99
[7]	Element Solutions Inc.	3.875%	9/1/28	215	202
[7]	Hudbay Minerals Inc.	4.500%	4/1/26	190	187
[7]	Kaiser Aluminum Corp.	4.625%	3/1/28	65	62
	LYB International Finance III LLC	3.375%	10/1/40	339	250
[7]	Magnera Corp.	7.250%	11/15/31	45	44
[7]	NOVA Chemicals Corp.	9.000%	2/15/30	50	54
[7]	Novelis Corp.	4.750%	1/30/30	176	164
[7]	Novelis Corp.	3.875%	8/15/31	152	132
[7]	Novelis Inc.	6.875%	1/30/30	60	61
	Nucor Corp.	3.850%	4/1/52	100	75
	Nutrien Ltd.	5.800%	3/27/53	155	153
[7]	Olin Corp.	6.625%	4/1/33	35	34
[7]	Olympus Water US Holding Corp.	4.250%	10/1/28	66	61
[7]	Olympus Water US Holding Corp.	9.750%	11/15/28	215	223
[7]	Olympus Water US Holding Corp.	7.250%	6/15/31	15	15
[7]	Owens-Brockway Glass Container Inc.	7.250%	5/15/31	45	44
[7]	Owens-Brockway Glass Container Inc.	7.375%	6/1/32	64	61
[7]	Quikrete Holdings Inc.	6.375%	3/1/32	70	70
[7]	Quikrete Holdings Inc.	6.750%	3/1/33	30	30
[7]	Sealed Air Corp.	6.125%	2/1/28	110	110
[7]	Sealed Air Corp.	5.000%	4/15/29	20	19
[7]	Sealed Air Corp.	7.250%	2/15/31	40	41
[3]	Sherwin-Williams Co.	4.550%	3/1/28	615	616
[7]	Smurfit Kappa Treasury ULC	5.200%	1/15/30	5	5
[7]	Smurfit Kappa Treasury ULC	5.438%	4/3/34	200	202
[7]	Smurfit Kappa Treasury ULC	5.777%	4/3/54	320	311
[7]	Smurfit Westrock Financing DAC	5.418%	1/15/35	262	263
[7]	SNF Group SACA	3.125%	3/15/27	55	52
[7]	SNF Group SACA	3.375%	3/15/30	255	226
[7]	Usiminas International Sarl	7.500%	1/27/32	300	302
	Vulcan Materials Co.	4.950%	12/1/29	140	141
	Vulcan Materials Co.	5.700%	12/1/54	170	166
[7]	WR Grace Holdings LLC	5.625%	8/15/29	50	43
[7]	WR Grace Holdings LLC	7.375%	3/1/31	35	35
	WRKCo Inc.	3.375%	9/15/27	200	194
	WRKCo Inc.	4.000%	3/15/28	100	98
					10,046
Real Estate (0.8%)
[3,10]	Akelius Residential Property AB	2.375%	8/15/25	100	128
[3,9]	Aroundtown SA	0.375%	4/15/27	200	203
[3,9]	Aroundtown SA	1.450%	7/9/28	200	201
	Brixmor Operating Partnership LP	2.250%	4/1/28	815	757
	COPT Defense Properties LP	2.250%	3/15/26	545	531
[9]	Digital Dutch Finco BV	3.875%	9/13/33	300	317
	ERP Operating LP	4.500%	7/1/44	230	200
	Extra Space Storage LP	5.700%	4/1/28	150	154
	Extra Space Storage LP	5.500%	7/1/30	294	301
	Highwoods Realty LP	2.600%	2/1/31	298	253
	Hudson Pacific Properties LP	5.950%	2/15/28	20	17
	Kimco Realty OP LLC	4.250%	4/1/45	65	53
	Kimco Realty OP LLC	3.700%	10/1/49	110	80
[7]	Ladder Capital Finance Holdings LLLP	4.750%	6/15/29	50	48
[7]	Ladder Capital Finance Holdings LLLP	7.000%	7/15/31	100	103
	MPT Operating Partnership LP	3.500%	3/15/31	80	53
[7]	MPT Operating Partnership LP	8.500%	2/15/32	30	30
17

Core-Plus Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Omega Healthcare Investors Inc.	3.625%	10/1/29	54	50
[7]	Park Intermediate Holdings LLC	7.000%	2/1/30	40	40
[7]	Pebblebrook Hotel LP	6.375%	10/15/29	15	15
[3,9]	Prologis International Funding II SA	3.625%	3/7/30	100	109
	Prologis LP	1.750%	2/1/31	100	85
	Prologis LP	5.250%	3/15/54	250	236
[3,10]	Realty Income Corp.	1.875%	1/14/27	100	122
[10]	Realty Income Corp.	5.000%	10/15/29	200	255
	Realty Income Corp.	4.850%	3/15/30	50	50
[9]	Realty Income Corp.	4.875%	7/6/30	300	343
[7]	RHP Hotel Properties LP	6.500%	4/1/32	35	35
	Sabra Health Care LP	3.900%	10/15/29	1	1
	Sabra Health Care LP	3.200%	12/1/31	380	329
	SBA Communications Corp.	3.875%	2/15/27	50	49
	SBA Communications Corp.	3.125%	2/1/29	50	46
	Service Properties Trust	5.500%	12/15/27	40	39
	Service Properties Trust	8.375%	6/15/29	62	62
[7]	Starwood Property Trust Inc.	7.250%	4/1/29	15	15
[7]	Starwood Property Trust Inc.	6.000%	4/15/30	70	69
[6,7]	Starwood Property Trust Inc.	6.500%	10/15/30	75	74
	Weyerhaeuser Co.	6.950%	10/1/27	50	53
[7]	XHR LP	4.875%	6/1/29	20	19
[7]	XHR LP	6.625%	5/15/30	25	24
					5,549
Technology (2.2%)
[7]	Atkore Inc.	4.250%	6/1/31	38	33
	Atlassian Corp.	5.250%	5/15/29	49	50
	Block Inc.	2.750%	6/1/26	10	10
[7]	Block Inc.	6.500%	5/15/32	145	147
[7]	Boost Newco Borrower LLC	7.500%	1/15/31	35	36
	Broadcom Inc.	4.150%	11/15/30	190	184
[7]	Broadcom Inc.	4.150%	4/15/32	285	270
[7]	Central Parent LLC	8.000%	6/15/29	75	66
[7]	Cloud Software Group Inc.	6.500%	3/31/29	46	45
[7]	Cloud Software Group Inc.	9.000%	9/30/29	40	40
[7]	Cloud Software Group Inc.	8.250%	6/30/32	140	142
	Cotiviti Corp.	7.625%	5/1/31	25	25
	Dell International LLC	4.900%	10/1/26	160	161
[6]	Dell International LLC	4.750%	4/1/28	780	783
	Dell International LLC	8.350%	7/15/46	46	58
[7]	Diebold Nixdorf Inc.	7.750%	3/31/30	20	21
[7]	Ellucian Holdings Inc.	6.500%	12/1/29	55	54
[7]	Entegris Inc.	5.950%	6/15/30	300	299
[9]	Fidelity National Information Services Inc.	1.000%	12/3/28	100	100
[7]	Foundry JV Holdco LLC	5.500%	1/25/31	200	203
[7]	Foundry JV Holdco LLC	6.150%	1/25/32	1,380	1,432
[7]	Foundry JV Holdco LLC	5.900%	1/25/33	200	204
[7]	Foundry JV Holdco LLC	6.200%	1/25/37	770	791
[7]	Foundry JV Holdco LLC	6.300%	1/25/39	620	641
[7]	Gen Digital Inc.	6.250%	4/1/33	35	35
	Hewlett Packard Enterprise Co.	4.400%	9/25/27	1,260	1,256
	Hewlett Packard Enterprise Co.	4.550%	10/15/29	4	4
	Hewlett Packard Enterprise Co.	4.850%	10/15/31	97	96
	Hewlett Packard Enterprise Co.	5.000%	10/15/34	293	285
	Hewlett Packard Enterprise Co.	5.600%	10/15/54	360	342
[7]	Imola Merger Corp.	4.750%	5/15/29	125	119
	Intel Corp.	2.450%	11/15/29	1,270	1,140
	Intel Corp.	2.000%	8/12/31	154	129
	Intel Corp.	5.200%	2/10/33	254	251
	Intel Corp.	4.100%	5/19/46	186	139
	Intel Corp.	3.734%	12/8/47	256	179
	Intel Corp.	3.050%	8/12/51	170	100
	Intel Corp.	5.600%	2/21/54	228	207
	Intel Corp.	3.100%	2/15/60	190	105
	Intel Corp.	5.900%	2/10/63	120	112
[7]	McAfee Corp.	7.375%	2/15/30	70	62
	Oracle Corp.	4.800%	8/3/28	660	666
	Oracle Corp.	5.250%	2/3/32	870	881
	Oracle Corp.	3.850%	7/15/36	250	217
18

Core-Plus Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Oracle Corp.	4.000%	11/15/47	424	322
	Oracle Corp.	6.000%	8/3/55	520	519
[7]	Raven Acquisition Holdings LLC	6.875%	11/15/31	30	29
[7]	Rocket Software Inc.	9.000%	11/28/28	40	41
	Synopsys Inc.	4.650%	4/1/28	630	634
	Synopsys Inc.	5.150%	4/1/35	270	271
	Synopsys Inc.	5.700%	4/1/55	600	595
	Texas Instruments Inc.	5.150%	2/8/54	460	436
	Texas Instruments Inc.	5.050%	5/18/63	410	375
	Twitter Inc.	9.500%	2/14/30	60	61
[7]	UKG Inc.	6.875%	2/1/31	65	66
	Western Digital Corp.	4.750%	2/15/26	100	99
					15,568
Utilities (2.4%)
[3]	AEP Transmission Co. LLC	3.650%	4/1/50	200	146
	AEP Transmission Co. LLC	5.400%	3/15/53	130	125
	AES Corp.	5.450%	6/1/28	230	234
	Ameren Corp.	5.700%	12/1/26	10	10
	Atmos Energy Corp.	6.200%	11/15/53	170	182
	Atmos Energy Corp.	5.000%	12/15/54	570	515
	Berkshire Hathaway Energy Co.	4.250%	10/15/50	339	270
[7]	Calpine Corp.	4.500%	2/15/28	102	99
[7]	Calpine Corp.	4.625%	2/1/29	45	43
[7]	Clearway Energy Operating LLC	4.750%	3/15/28	265	257
[7]	Clearway Energy Operating LLC	3.750%	1/15/32	10	9
	Consolidated Edison Co. of New York Inc.	5.700%	6/15/40	280	285
	Consolidated Edison Co. of New York Inc.	5.900%	11/15/53	560	571
	Duke Energy Corp.	3.300%	6/15/41	226	167
	Duke Energy Florida LLC	6.200%	11/15/53	170	180
	Duke Energy Ohio Inc.	5.650%	4/1/53	160	157
	Duke Energy Ohio Inc.	5.550%	3/15/54	460	446
	Edison International	5.250%	3/15/32	50	48
[7]	Enel Finance America LLC	2.875%	7/12/41	300	204
	Entergy Texas Inc.	5.000%	9/15/52	70	62
	Entergy Texas Inc.	5.800%	9/1/53	160	160
	Exelon Corp.	4.450%	4/15/46	660	546
	Exelon Corp.	4.100%	3/15/52	100	77
	Exelon Corp.	5.600%	3/15/53	190	183
	Exelon Corp.	5.875%	3/15/55	900	898
[7]	FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple	7.250%	1/31/41	182	181
[3]	FirstEnergy Corp.	2.250%	9/1/30	70	61
[7]	FirstEnergy Transmission LLC	4.550%	4/1/49	180	154
[7]	Jersey Central Power & Light Co.	5.100%	1/15/35	350	346
	MidAmerican Energy Co.	5.300%	2/1/55	360	341
	National Grid plc	5.602%	6/12/28	350	359
[3,9]	National Grid plc	0.750%	9/1/33	100	84
	Nevada Power Co.	6.000%	3/15/54	200	204
	Nevada Power Co.	6.250%	5/15/55	210	209
	NextEra Energy Capital Holdings Inc.	6.375%	8/15/55	600	603
	NiSource Inc.	5.200%	7/1/29	650	662
	NiSource Inc.	5.850%	4/1/55	630	626
[7]	NRG Energy Inc.	6.250%	11/1/34	40	39
	OGE Energy Corp.	5.450%	5/15/29	40	41
	Pacific Gas & Electric Co.	2.500%	2/1/31	37	32
	Pacific Gas & Electric Co.	4.500%	7/1/40	350	297
	Pacific Gas & Electric Co.	3.300%	8/1/40	60	44
	Pacific Gas & Electric Co.	4.750%	2/15/44	40	33
	Pacific Gas & Electric Co.	3.500%	8/1/50	37	25
[7]	Pattern Energy Operations LP	4.500%	8/15/28	15	14
	PPL Electric Utilities Corp.	5.250%	5/15/53	230	220
	Public Service Enterprise Group Inc.	5.200%	4/1/29	970	988
[7]	Rayburn Country Securitization LLC	2.307%	12/1/30	154	144
[7]	Saavi Energia Sarl	8.875%	2/10/35	1,215	1,228
	Sempra	6.625%	4/1/55	850	831
	Southern California Edison Co.	5.450%	6/1/31	530	537
	Union Electric Co.	5.450%	3/15/53	450	433
[3,10]	United Utilities Water Finance plc	5.250%	1/22/46	200	221
[3]	Virginia Electric & Power Co.	3.800%	9/15/47	700	529
	Virginia Electric & Power Co.	5.450%	4/1/53	140	134
19

Core-Plus Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Virginia Electric & Power Co.	5.550%	8/15/54	475	460
[7]	Vistra Operations Co. LLC	5.625%	2/15/27	40	40
[7]	Vistra Operations Co. LLC	5.000%	7/31/27	130	128
[7]	Vistra Operations Co. LLC	7.750%	10/15/31	95	99
[7]	Vistra Operations Co. LLC	6.875%	4/15/32	35	36
[7]	XPLR Infrastructure Operating Partners LP	8.375%	1/15/31	35	34
[7]	XPLR Infrastructure Operating Partners LP	8.625%	3/15/33	35	34
[10]	Yorkshire Water Finance plc	1.750%	11/26/26	200	243
[3,10]	Yorkshire Water Finance plc	2.750%	4/18/41	100	80
					16,648
Total Corporate Bonds (Cost $207,803)					205,673
Floating Rate Loan Interests (0.5%)
[8]	1261229 BC Ltd. First Lien Term Loan, TSFR12M + 6.250%	10.570%	3/25/32	30	29
[8]	AAdvantage Loyalty IP Ltd. First Lien Initial Term Loan, TSFR3M + 4.750%	9.305%	4/20/28	1,365	1,392
[8]	Alpha Generation LLC First Lien Initial Term Loan B, TSFR1M + 2.750%	7.074%	9/30/31	20	20
[8]	AthenaHealth Group Inc. First Lien Initial Term Loan, TSFR1M + 3.000%	7.324%	2/15/29	100	99
[8]	Bausch + Lomb Corp. First Lien Initial Term Loan, TSFR1M + 3.250%	7.674%	5/10/27	45	45
[8]	Belron Finance 2019 LLC First Lien Incremental Term Loan, TSFR3M + 2.750%	7.052%	10/16/31	60	60
[8]	Chemours Co. First Lien Term Loan, TSFR1M + 3.000%	7.324%	8/18/28	65	65
[8]	Clarios Global LP First Lien Amendment No. 6 Term Loan, TSFR1M + 2.750%	7.074%	1/28/32	65	64
[8]	Cloud Software Group Inc. First Lien Incremental Term Loan B, TSFR3M + 3.750%	8.079%	3/21/31	8	8
[8]	Cotiviti Inc. First Lien Incremental Term Loan, TSFR12M + 2.750%	6.957%	2/13/32	55	54
[8]	Endo Finance Holdings Inc. First Lien Refinancing Term Loan, TSFR1M + 4.000%	8.324%	4/23/31	84	83
[8]	First Student Bidco Inc. First Lien Initial Term Loan C, TSFR3M + 2.500%	6.892%	7/21/28	24	24
[8]	First Student Bidco Inc. First Lien Term Loan B, TSFR3M + 2.500%	6.892%	7/21/28	83	83
[8]	First Student Bidco Inc. First Lien Term Loan B-2, TSFR3M + 2.500%	6.892%	7/21/28	106	106
[8]	Frontier Communications Holdings LLC First Lien Initial Term Loan, TSFR6M + 2.500%	6.792%	7/1/31	40	40
[8]	Glatfelter Corp. First Lien Term Loan, TSFR3M + 4.250%	8.563%	11/4/31	40	40
[8]	Grant Thornton Advisors LLC First Lien Incremental Term Loan, TSFR3M + 2.750%	7.055%	6/2/31	46	45
[8]	Hanesbrands Inc. First Lien Initial Term Loan B, TSFR1M + 2.750%	7.064%	3/8/32	45	45
[8]	HUB International Ltd. First Lien Incremental Term Loan, TSFR3M + 2.500%	6.787%	6/20/30	28	27
[8]	McAfee Corp. First Lien Term Loan B-1, TSFR1M + 3.000%	7.323%	3/1/29	207	197
[8]	Medline Borrower LP First Lien Incremental Term Loan, TSFR1M + 2.250%	6.574%	10/23/28	358	357
[8]	NCR Atleos Corp. First Lien Term Loan B, TSFR3M + 3.750%	8.053%	3/27/29	23	23
[8]	Raven Acquisition Holdings LLC First Lien Initial Term Loan, TSFR1M + 3.250%	7.574%	11/19/31	10	9
[8]	Sedgwick Claims Management Services Inc. First Lien Term Loan, TSFR3M + 3.000%	7.313%	7/31/31	90	89
[8]	Star Parent Inc. First Lien Term Loan, TSFR3M + 4.000%	8.329%	9/27/30	25	24
[8]	TK Elevator Midco GmbH First Lien Term Loan B, TSFR12M + 3.000%	7.158%	4/30/30	20	20
[8]	Truist Insurance Holdings LLC Second Lien Initial Term Loan, TSFR3M + 4.750%	9.079%	5/6/32	66	66
[8]	Wyndham Hotels & Resorts Inc. First Lien Term Loan, TSFR1M + 1.750%	6.074%	5/24/30	290	290
Total Floating Rate Loan Interests (Cost $3,411)					3,404
Sovereign Bonds (17.4%)
[9]	Adif Alta Velocidad	3.125%	1/31/30	1,600	1,731
[9]	Adif Alta Velocidad	3.625%	4/30/35	2,000	2,135
[9]	Aeroports de Paris SA	2.750%	6/5/28	300	323
[3,9]	Arab Republic of Egypt	4.750%	4/16/26	391	414
[3]	Arab Republic of Egypt	8.700%	3/1/49	350	268
[3]	Arab Republic of Egypt	8.875%	5/29/50	200	155
[3]	Argentine Republic	0.750%	7/9/30	2,394	1,744
[3]	Argentine Republic	4.125%	7/9/35	528	330
[3]	Argentine Republic	3.500%	7/9/41	925	534
[3]	Argentine Republic	4.125%	7/9/46	103	63
[3]	Asian Development Bank	4.375%	1/14/28	904	914
[3]	Benin Government Bond	7.960%	2/13/38	200	187
[3,7]	Benin Government Bond	8.375%	1/23/41	400	380
[3]	Bermuda	3.717%	1/25/27	790	772
[3]	Cassa Depositi e Prestiti SpA	5.875%	4/30/29	1,897	1,969
[3,7]	Central American Bank for Economic Integration	5.000%	1/25/27	1,819	1,837
[3]	Ciudad Autonoma De Buenos Aires	7.500%	6/1/27	200	201
	Corp. Andina de Fomento	5.000%	1/24/29	2,102	2,144
[3]	Corp. Nacional del Cobre de Chile	3.625%	8/1/27	1,875	1,827
[3,7]	Development Bank of Kazakhstan JSC	5.500%	4/15/27	481	483
[3]	Dominican Republic	5.950%	1/25/27	5,430	5,450
[3,7]	Dominican Republic	6.950%	3/15/37	1,367	1,382
	Ecopetrol SA	7.750%	2/1/32	955	936
20

Core-Plus Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3,9]	European Union	0.300%	11/4/50	3,371	1,656
	Federative Republic of Brazil	6.625%	3/15/35	999	995
[9]	Gemeinsame Deutsche Bundeslaender	2.625%	2/27/30	1,039	1,123
[3]	Hashemite Kingdom of Jordan	7.500%	1/13/29	757	757
[7,9]	Hellenic Republic	3.375%	6/15/34	1,758	1,892
[7,9]	Hellenic Republic	3.625%	6/15/35	1,026	1,118
[7,9]	Hellenic Republic	4.375%	7/18/38	586	667
[7,9]	Hellenic Republic	4.125%	6/15/54	878	923
[9]	Ile-de-France Mobilites	3.800%	5/25/45	500	523
[3,6,7]	Ivory Coast Government Bond	8.075%	4/1/36	825	791
[3,11]	Japan	0.400%	3/20/50	69,200	291
[3,11]	Japan	1.200%	6/20/53	105,150	522
[3,11]	Japan	2.200%	6/20/54	105,150	660
[3,6,7]	Japan Finance Organization for Municipalities	4.375%	4/2/30	1,920	1,928
[9]	Junta de Andalucia	3.300%	4/30/35	1,800	1,900
[7]	Kingdom of Belgium	4.875%	6/10/55	1,290	1,222
[3]	Kingdom of Morocco	2.375%	12/15/27	400	371
[3,7]	Kingdom of Saudi Arabia	5.125%	1/13/28	2,000	2,024
[3,7]	Kommuninvest I Sverige AB	4.125%	4/21/27	3,940	3,946
[3,12]	Magyar Export-Import Bank Zrt.	6.125%	12/4/27	1,480	1,507
[3]	Malaysia Sovereign Sukuk Bhd.	3.043%	4/22/25	1,010	1,009
[3]	Oman Government Bond	4.750%	6/15/26	1,450	1,443
[7,9]	OMERS Finance Trust	3.250%	1/28/35	1,454	1,554
[3]	Paraguay Government Bond	4.700%	3/27/27	1,086	1,076
[3,7]	Paraguay Government Bond	6.650%	3/4/55	873	878
[3,9]	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara	2.875%	10/25/25	800	863
[3]	Petroleos del Peru SA	4.750%	6/19/32	320	240
	Petroleos Mexicanos	6.500%	3/13/27	2,500	2,445
	Petroleos Mexicanos	5.950%	1/28/31	390	332
	Petroleos Mexicanos	6.625%	6/15/38	80	60
	Petroleos Mexicanos	6.500%	6/2/41	160	113
[3]	Petroliam Nasional Bhd.	7.625%	10/15/26	2,600	2,717
[3,9]	Regie Autonome des Transports Parisiens EPIC	3.250%	5/25/34	1,000	1,058
[7,9]	Republic of Albania	4.750%	2/14/35	1,198	1,245
[3]	Republic of Chile	2.750%	1/31/27	1,031	997
[3,9]	Republic of Chile	3.750%	1/14/32	281	303
[3]	Republic of Colombia	3.000%	1/30/30	8,970	7,636
[3]	Republic of Colombia	4.125%	2/22/42	2,396	1,518
[3]	Republic of Ecuador	5.000%	7/31/40	1,630	725
[3,7]	Republic of El Salvador	9.650%	11/21/54	380	383
[3]	Republic of Ghana	0.000%	7/3/26	186	175
[3]	Republic of Ghana	5.000%	7/3/29	370	322
[3]	Republic of Guatemala	4.375%	6/5/27	300	293
[3]	Republic of Guatemala	4.875%	2/13/28	1,145	1,120
[3]	Republic of Guatemala	5.250%	8/10/29	250	246
[3,13]	Republic of Hungary	4.500%	5/27/32	1,061,950	2,448
[9]	Republic of Iceland	3.500%	3/21/34	1,642	1,810
[3,9]	Republic of Indonesia	3.375%	7/30/25	1,000	1,081
[3]	Republic of Latvia	5.125%	7/30/34	1,235	1,233
	Republic of Panama	8.875%	9/30/27	500	540
[3]	Republic of Paraguay	5.000%	4/15/26	2,274	2,272
[3]	Republic of Peru	2.392%	1/23/26	1,355	1,328
[3]	Republic of Peru	2.783%	1/23/31	641	564
	Republic of Poland	4.875%	2/12/30	633	639
[3]	Republic of Poland	5.750%	11/16/32	130	136
	Republic of South Africa	5.875%	9/16/25	1,955	1,956
	Republic of South Africa	4.300%	10/12/28	2,500	2,356
[3,14]	Republic of South Africa	9.000%	1/31/40	65,570	2,948
[3,7]	Republic of South Africa	7.950%	11/19/54	1,180	1,109
[7]	Republic of Sri Lanka	4.000%	4/15/28	62	58
[3,7]	Republic of Sri Lanka	3.100%	1/15/30	77	67
[3,7]	Republic of Sri Lanka	3.350%	3/15/33	151	118
[7]	Republic of Sri Lanka	3.600%	6/15/35	62	42
[3,7]	Republic of Sri Lanka	3.600%	5/15/36	43	33
[3]	Republic of Turkiye	7.125%	2/12/32	1,400	1,375
[7,9]	Republic of Uzbekistan Bond	5.100%	2/25/29	1,835	1,974
[3]	Republic of Zambia	5.750%	6/30/33	568	495
[3,9]	Serbia International Bond	3.125%	5/15/27	470	500
[9]	Slovakia Government Bond	3.750%	2/27/40	2,620	2,756
[3,9]	Societe Des Grands Projets EPIC	0.700%	10/15/60	700	270
21

Core-Plus Bond Fund
			Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3,15]	Southern Gas Corridor CJSC		6.875%	3/24/26	2,428	2,453
[9]	State of Bremen		2.750%	1/28/33	863	919
[3]	State of Israel		5.375%	2/19/30	340	342
[3]	State of Israel		5.750%	3/12/54	340	313
[3,7]	Ukraine Government Bond		0.000%	2/1/30	10	5
[3,7]	Ukraine Government Bond		0.000%	2/1/34	39	15
[3]	Ukraine Government Bond		0.000%	2/1/34	554	219
[3,7]	Ukraine Government Bond		1.750%	2/1/34	55	29
[3,7]	Ukraine Government Bond		0.000%	2/1/35	33	18
[3,7]	Ukraine Government Bond		1.750%	2/1/35	67	35
[3,7]	Ukraine Government Bond		0.000%	2/1/36	28	15
[3,7]	Ukraine Government Bond		1.750%	2/1/36	815	416
[3,9,16]	UNEDIC ASSEO		3.375%	11/25/33	1,900	2,066
[10]	United Kingdom		4.375%	7/31/54	2,867	3,195
	United Mexican States		4.150%	3/28/27	220	217
[3]	United Mexican States		4.750%	4/27/32	227	212
[3]	United Mexican States		4.875%	5/19/33	730	673
[3]	United Mexican States		6.875%	5/13/37	2,680	2,752
[3,7]	Uzbekneftegaz JSC		4.750%	11/16/28	600	536
Total Sovereign Bonds (Cost $121,943)						122,284
Taxable Municipal Bonds (0.1%)
	Los Angeles CA Department of Water & Power Revenue (Cost $754)		6.574%	7/1/45	735	778
					Shares
Temporary Cash Investments (0.7%)
Money Market Fund (0.7%)
[17]	Vanguard Market Liquidity Fund (Cost $4,794)		4.342%		47,948	4,794
		Expiration Date	Contracts	Exercise Price	Notional Amount ($000)
Options Purchased (0.1%)
Exchange-Traded Options (0.0%)
Call Options
	10-Year U.S. Treasury Note Futures Contracts	5/23/25	10	$112.50	1,125	6
Put Options
	10-Year U.S. Treasury Note Futures Contracts	5/23/25	10	108.00	1,080	1
		Counterparty	Expiration Date	Exercise Rate	Notional Amount on Underlying Swap ($000)
Over-the-Counter Swaptions (0.1%)
Put Swaptions
	5-Year Interest Rate Swap, Receives SOFR Annually, Pays 3.750% Annually	GSI	6/26/25	3.750%	298	2
	5-Year Interest Rate Swap, Receives SOFR Annually, Pays 3.750% Annually	GSI	6/26/25	3.750%	4,302	32
	5-Year Interest Rate Swap, Receives SOFR Annually, Pays 4.300% Annually	GSI	6/26/25	4.300%	298	—
	5-Year Interest Rate Swap, Receives SOFR Annually, Pays 4.300% Annually	GSI	6/26/25	4.300%	4,302	6
	10-Year Interest Rate Swap, Receives SOFR Annually, Pays 4.000% Annually	MSCS	6/10/25	4.000%	8,100	61
	30-Year Interest Rate Swap, Receives SOFR Annually, Pays 4.300% Annually	GSI	3/11/26	4.300%	3,100	89
	30-Year Interest Rate Swap, Receives SOFR Annually, Pays 4.440% Annually	DBAG	1/29/26	4.440%	1,600	32
						222
22

Core-Plus Bond Fund
	Counterparty	Expiration Date	Exercise Price	Notional Amount ($000)	Market Value• ($000)
Foreign Currency Options (0.0%)
Call Options
USD	JPMC	12/31/25	HKD 7.800	8,000	6
USD	JPMC	12/31/25	HKD 7.800	1,000	1
					7
Total Options Purchased (Cost $302)					236
Total Investments (100.9%) (Cost $710,119)					708,351
Other Assets and Liabilities—Net (-0.9%)					(6,030)
Net Assets (100%)					702,321
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Securities with a value of $797 have been segregated as initial margin for open centrally cleared swap contracts.
2	Securities with a value of $1,410 have been segregated as collateral for open forward currency contracts and over-the-counter swap contracts.
3	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
4	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
5	Securities with a value of $2,455 have been segregated as initial margin for open futures contracts.
6	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of March 31, 2025.
7	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2025, the aggregate value was $119,918, representing 17.1% of net assets.
8	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
9	Face amount denominated in euro.
10	Face amount denominated in British pounds.
11	Face amount denominated in Japanese yen.
12	Guaranteed by the Republic of Hungary.
13	Face amount denominated in Hungarian forint.
14	Face amount denominated in South African rand.
15	Guaranteed by the Republic of Azerbaijan.
16	Guaranteed by the Republic of France.
17	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
DAC—Designated Activity Company.
DBAG—Deutsche Bank AG.
GSI—Goldman Sachs International.
HKD—Hong Kong dollar.
JPMC—JPMorgan Chase Bank, N.A.
MSCS—Morgan Stanley Capital Services LLC.
REMICS—Real Estate Mortgage Investment Conduits.
SOFR—Secured Overnight Financing Rate.
SOFR30A—30 Day Average Secured Overnight Financing Rate.
TSFR12M—CME Term Secured Overnight Financing Rate 12-Month.
TSFR1M—CME Term Secured Overnight Financing Rate 1-Month.
TSFR3M—CME Term Secured Overnight Financing Rate 3-Month.
TSFR6M—CME Term Secured Overnight Financing Rate 6-Month.
UMBS—Uniform Mortgage-Backed Securities.
USD—U.S. dollar.

Other Financial Instruments as of Period End

Floating Rate Loan Commitments
	Total Unfunded Commitment ($000)	Fair Value Commitment ($000)	Unrealized Appreciation ($000)	Unrealized Depreciation ($000)

Grant Thornton Advisors LLC	1	1	—	—
Opal LLC	90	90	—	—
Raven Acquisition Holdings LLC	1	1	—	—
			—	—
23

Core-Plus Bond Fund

Derivative Financial Instruments Outstanding as of Period End

Options Written

	Expiration Date	Contracts	Exercise Price	Notional Amount ($000)	Market Value ($000)
Exchange-Traded Options
Call Options
10-Year U.S. Treasury Note Futures Contracts	5/23/25	10	$110.50	1,105	(15)

Put Options
10-Year U.S. Treasury Note Futures Contracts	5/23/25	10	$110.00	1,100	(5)
					(20)

	Counterparty	Expiration Date	Exercise Rate	Notional Amount on Underlying Swap ($000)	Market Value ($000)
Over-the-Counter Swaptions
Call Swaptions
10-Year Interest Rate Swap, Receives SOFR Annually, Pays 4.205% Annually	DBAG	1/29/35	4.205%	880	(79)

Put Swaptions
5-Year Interest Rate Swap, Pays SOFR Annually, Receives 3.950% Annually	MSCS	6/10/25	3.950%	7,400	(26)
5-Year Interest Rate Swap, Pays SOFR Annually, Receives 4.000% Annually	GSI	6/26/25	4.000%	298	(1)
5-Year Interest Rate Swap, Pays SOFR Annually, Receives 4.000% Annually	GSI	6/26/25	4.000%	4,302	(15)
5-Year Interest Rate Swap, Pays SOFR Annually, Receives 4.050% Annually	GSI	6/26/25	4.050%	298	(1)
5-Year Interest Rate Swap, Pays SOFR Annually, Receives 4.050% Annually	GSI	6/26/25	4.050%	4,302	(13)
10-Year Interest Rate Swap, Pays SOFR Annually, Receives 4.205% Annually	DBAG	1/29/35	4.205%	880	(76)
30-Year Interest Rate Swap, Pays SOFR Annually, Receives 3.780% Annually	GSI	9/11/25	3.780%	1,700	(76)
30-Year Interest Rate Swap, Pays SOFR Annually, Receives 3.920% Annually	MSCS	6/10/25	3.920%	1,900	(37)
30-Year Interest Rate Swap, Pays SOFR Annually, Receives 3.940% Annually	DBAG	1/29/26	3.940%	800	(37)
					(282)
					(361)
Total Options Written (Premiums Received $421)					(381)
DBAG—Deutsche Bank AG.
GSI—Goldman Sachs International.
MSCS—Morgan Stanley Capital Services LLC.

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
5-Year U.S. Treasury Note	June 2025	422	45,642	126
10-Year U.S. Treasury Note	June 2025	159	17,684	58
Euro-Schatz	June 2025	7	810	1
Ultra 10-Year U.S. Treasury Note	June 2025	212	24,195	102
				287

Short Futures Contracts
2-Year U.S. Treasury Note	June 2025	(120)	(24,861)	(10)
10-Year Japanese Government Bond	June 2025	(9)	(8,305)	(26)
24

Core-Plus Bond Fund
Futures Contracts (continued)
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Euro-Bobl	June 2025	(99)	(12,609)	8
Euro-Bund	June 2025	(103)	(14,348)	107
Euro-Buxl	June 2025	(66)	(8,511)	176
Euro-OAT	June 2025	(21)	(2,786)	(35)
Long Gilt	June 2025	(8)	(948)	4
Long U.S. Treasury Bond	June 2025	(9)	(1,056)	(8)
Mini 10-Year Japanese Government Bond	June 2025	(15)	(1,383)	(4)
Ultra Long U.S. Treasury Bond	June 2025	(22)	(2,690)	(19)
				193
				480

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
Toronto-Dominion Bank	4/2/25	AUD	54	USD	34	—	—
Toronto-Dominion Bank	6/18/25	CHF	42	USD	49	—	—
State Street Bank & Trust Co.	6/18/25	COP	445,842	USD	108	—	(3)
Wells Fargo Bank N.A.	4/15/25	EUR	39,591	USD	42,735	105	—
Toronto-Dominion Bank	4/15/25	EUR	7,888	USD	8,581	—	(47)
UBS AG	4/15/25	EUR	1,470	USD	1,602	—	(12)
Royal Bank of Canada	4/15/25	EUR	1,515	USD	1,580	59	—
JPMorgan Chase Bank, N.A.	4/15/25	EUR	1,459	USD	1,576	3	—
Citibank, N.A.	4/15/25	EUR	338	USD	357	9	—
Toronto-Dominion Bank	4/15/25	EUR	173	USD	188	—	—
State Street Bank & Trust Co.	6/18/25	EUR	157	USD	172	—	(2)
State Street Bank & Trust Co.	4/2/25	GBP	6,382	USD	8,267	—	(23)
Bank of Montreal	4/2/25	GBP	37	USD	48	—	—
State Street Bank & Trust Co.	6/18/25	JPY	295,232	USD	2,005	—	(19)
State Street Bank & Trust Co.	6/18/25	JPY	4,700	USD	32	—	—
Canadian Imperial Bank of Commerce	6/18/25	JPY	3,304	USD	22	—	—
State Street Bank & Trust Co.	6/18/25	MXN	383	USD	18	—	—
Morgan Stanley Capital Services LLC	6/18/25	MXN	110	USD	5	—	—
Morgan Stanley Capital Services LLC	6/18/25	ZAR	125	USD	7	—	—
State Street Bank & Trust Co.	6/18/25	ZAR	61	USD	3	—	—
Bank of America, N.A.	6/18/25	ZAR	37	USD	2	—	—
Bank of America, N.A.	6/18/25	ZAR	14	USD	1	—	—
State Street Bank & Trust Co.	6/18/25	ZAR	27	USD	1	—	—
Royal Bank of Canada	4/2/25	USD	34	AUD	54	—	—
Toronto-Dominion Bank	6/18/25	USD	34	AUD	54	—	—
Royal Bank of Canada	4/15/25	USD	45,136	EUR	42,885	—	(1,268)
Wells Fargo Bank N.A.	6/18/25	USD	42,891	EUR	39,591	—	(107)
BNP Paribas	4/15/25	USD	5,526	EUR	5,062	51	—
State Street Bank & Trust Co.	4/15/25	USD	1,860	EUR	1,710	9	—
UBS AG	4/15/25	USD	1,407	EUR	1,337	—	(40)
Bank of Montreal	4/15/25	USD	889	EUR	816	7	—
JPMorgan Chase Bank, N.A.	4/15/25	USD	656	EUR	614	—	(9)
UBS AG	6/18/25	USD	211	EUR	194	—	—
UBS AG	6/18/25	USD	134	EUR	124	—	—
BNP Paribas	4/15/25	USD	13	EUR	12	—	—
State Street Bank & Trust Co.	6/18/25	USD	8,280	GBP	6,392	23	—
25

Core-Plus Bond Fund
Forward Currency Contracts (continued)
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
BNP Paribas	4/2/25	USD	3,126	GBP	2,463	—	(56)
Barclays Bank plc	4/2/25	USD	2,142	GBP	1,656	3	—
Bank of America, N.A.	4/2/25	USD	1,609	GBP	1,259	—	(17)
State Street Bank & Trust Co.	4/2/25	USD	567	GBP	439	—	—
State Street Bank & Trust Co.	4/2/25	USD	410	GBP	316	2	—
Toronto-Dominion Bank	4/2/25	USD	358	GBP	276	1	—
Canadian Imperial Bank of Commerce	4/2/25	USD	13	GBP	10	—	—
Morgan Stanley Capital Services LLC	6/18/25	USD	2,701	HUF	988,708	57	—
Deutsche Bank AG	6/18/25	USD	3	HUF	1,202	—	—
Toronto-Dominion Bank	6/18/25	USD	2	HUF	602	—	—
BNP Paribas	6/18/25	USD	—	HUF	120	—	—
State Street Bank & Trust Co.	6/18/25	USD	1,503	JPY	221,557	14	—
Bank of Montreal	6/18/25	USD	29	JPY	4,387	—	—
State Street Bank & Trust Co.	6/18/25	USD	37	MXN	751	—	—
Bank of Montreal	6/18/25	USD	—	MXN	6	—	—
Citibank, N.A.	6/18/25	USD	27	NZD	47	1	—
UBS AG	6/18/25	USD	26	PLN	99	—	—
State Street Bank & Trust Co.	6/18/25	USD	8	PLN	32	—	—
Barclays Bank plc	6/18/25	USD	3	PLN	10	—	—
State Street Bank & Trust Co.	6/18/25	USD	1	PLN	4	—	—
Bank of America, N.A.	6/18/25	USD	2,958	ZAR	53,985	32	—
State Street Bank & Trust Co.	6/18/25	USD	6	ZAR	94	—	—
Morgan Stanley Capital Services LLC	6/18/25	USD	1	ZAR	12	—	—
						376	(1,603)
AUD—Australian dollar.
CHF—Swiss franc.
COP—Colombian peso.
EUR—euro.
GBP—British pound.
HUF—Hungarian forint.
JPY—Japanese yen.
MXN—Mexican peso.
NZD—New Zealand dollar.
PLN—Polish zloty.
USD—U.S. dollar.
ZAR—South African rand.

Centrally Cleared Credit Default Swaps
Reference Entity	Termination Date		Notional Amount (000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
Credit Protection Sold
CDX-NA-IG-S44-V1	6/20/30	USD	5,000	1.000	91	(4)

Credit Protection Purchased
iTraxx Europe Crossover-S43-V1	6/20/30	EUR	8,600	(5.000)	(713)	71
						67
1 Periodic premium received/paid quarterly.
EUR—euro.
USD—U.S. dollar.

26

Core-Plus Bond Fund
Over-the-Counter Credit Default Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Remaining Up-Front Premium Paid (Received) ($000)	Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Credit Protection Sold/Moody's Rating
People's Republic of China/A1	6/20/29	GSI	315	1.000	7	4	3	—
Republic of Turkiye/B1	6/20/30	BARC	700	1.000	(66)	(66)	—	—
					(59)	(62)	3	—

Credit Protection Purchased
Malaysia	6/20/30	GSI	570	(1.000)	(13)	(13)	—	—
Republic of Colombia	6/20/30	BANA	9,218	(1.000)	528	506	22	—
United Mexican States	6/20/30	BARC	3,890	(1.000)	64	70	—	(6)
					579	563	22	(6)
					520	501	25	(6)
1 Periodic premium received/paid quarterly.
BANA—Bank of America, N.A.
BARC—Barclays Bank plc.
GSI—Goldman Sachs International.
The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.
At March 31, 2025, the counterparties had deposited in segregated accounts securities with a value of $331 in connection with open forward currency contracts and over-the-counter swap contracts.
Centrally Cleared Interest Rate Swaps
Termination Date	Future Effective Date	Notional Amount (000)	Interest Rate Received (%)	Interest Rate (Paid) (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
12/12/25	N/A	15,500[1]	4.151[2]	(4.410)[3]	(11)	(9)
3/15/26	N/A	500[4]	4.455[5]	(3.750)[2]	3	2
12/12/26	N/A	8,000[1]	4.410[3]	(3.967)[2]	(12)	(13)
6/12/27	6/12/25[6]	1,223,790[7]	0.000[8]	(0.945)[2]	(5)	(5)
6/16/27	6/16/25[6]	1,229,860[7]	0.000[8]	(0.906)[2]	1	1
1/23/28	N/A	6,500[1]	4.107[2]	(4.410)[3]	70	70
3/15/28	N/A	600[4]	4.455[5]	(3.500)[2]	11	7
3/29/29	3/29/27[6]	9,500[1]	3.707[2]	(0.000)[3]	21	22
8/31/29	6/2/25[6]	1,600[1]	0.000[3]	(4.088)[2]	(28)	(28)
8/31/29	6/2/25[6]	1,600[1]	0.000[3]	(3.926)[2]	(18)	(18)
8/31/29	6/2/25[6]	900[1]	0.000[3]	(3.623)[2]	—	—
8/31/29	6/2/25[6]	820[1]	0.000[3]	(3.799)[2]	(5)	(5)
1/23/30	N/A	4,250[1]	4.410[3]	(4.094)[2]	(76)	(75)
3/19/30	N/A	28,438[9]	7.558[10]	(7.715)[11]	2	2
3/19/30	N/A	11,375[12]	5.790[13]	(4.930)[2]	(37)	(37)
6/18/30	6/18/25[6]	280,000[14]	5.833[15]	(0.000)[16]	(8)	(8)
6/18/30	6/18/25[6]	5,750[12]	0.000[13]	(4.760)[2]	(11)	(11)
3/19/35	N/A	990,451[17]	6.777[2]	(6.510)[18]	(45)	(43)
27

Core-Plus Bond Fund
Centrally Cleared Interest Rate Swaps (continued)
Termination Date	Future Effective Date	Notional Amount (000)	Interest Rate Received (%)	Interest Rate (Paid) (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
6/6/35	6/18/25[6]	64,365[19]	0.000[20]	(8.435)[21]	(13)	(13)
6/18/35	6/18/25[6]	1,700[22]	2.280[2]	(0.000)[23]	(38)	(37)
					(199)	(198)
1 Notional amount denominated in U.S. dollar.
2 Interest payment received/paid annually.
3 Based on Secured Overnight Financing Rate (SOFR) as of the most recent reset date. Interest payment received/paid annually.
4 Notional amount denominated in British pound.
5 Based on Sterling Overnight Index Average Rate (SONIA) as of the most recent reset date. Interest payment received/paid annually.
6 Forward interest rate swap. In a forward interest rate swap, the fund and the counterparty agree to make periodic net payments beginning on a specified future effective date.
7 Notional amount denominated in Japanese yen.
8 Based on Tokyo Overnight Average Rate (TONAR) as of the most recent reset date. Interest payment received/paid anually.
9 Notional amount denominated in South African rand.
10 Based on Johannesburg Interbank Agreed Rate (JIBAR) as of the most recent reset date. Interest payment received/paid quarterly.
11 Interest payment received/paid quarterly.
12 Notional amount denominated in Polish złoty.
13 Based on Warsaw Interbank Offered Rate (WIBOR) as of the most recent reset date. Interest payment received/paid semi-annually.
14 Notional amount denominated in Indian rupee.
15 Interest payment received/paid semi-annually.
16 Based on Mumbai Interbank Offered Rate (MIBOR) as of the most recent reset date. Interest payment received/paid semi-annually.
17 Notional amount denominated in Hungarian forint.
18 Based on Budapest Interbank Offered Rate (BUBOR) as of the most recent reset date. Interest payment received/paid semi-annually.
19 Notional amount denominated in Mexican pesos.
20 Based on Mexican Interbank Equilibrium Interest Rate Overnight Index Swap (TIIEOIS) as of the most recent reset date. Interest payment received/paid every 28 days.
21 Interest payment received/paid every 28 days.
22 Notional amount denominated in euro.
23 Based on Euro Short Term Rate (ESTR) as of the most recent reset date. Interest payment received/paid annually.
See accompanying Notes, which are an integral part of the Financial Statements.
28

Core-Plus Bond Fund
Statement of Assets and Liabilities
As of March 31, 2025

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $705,325)	703,557
Affiliated Issuers (Cost $4,794)	4,794
Total Investments in Securities	708,351
Investment in Vanguard	17
Cash	281
Foreign Currency, at Value (Cost $123)	123
Receivables for Investment Securities Sold	33,664
Receivables for Accrued Income	5,815
Receivables for Capital Shares Issued	2,495
Swap Premiums Paid	580
Unrealized Appreciation—Forward Currency Contracts	376
Unrealized Appreciation—Over-the-Counter Swap Contracts	25
Total Assets	751,727
Liabilities
Payables for Investment Securities Purchased	45,944
Payables for Capital Shares Redeemed	677
Payables for Distributions	546
Payables to Vanguard	63
Unrealized Depreciation—Floating Rate Loan Commitments	—
Options Written, at Value (Premiums Received $421)	381
Swap Premiums Received	79
Variation Margin Payable—Futures Contracts	103
Variation Margin Payable—Centrally Cleared Swap Contracts	4
Unrealized Depreciation—Forward Currency Contracts	1,603
Unrealized Depreciation—Over-the-Counter Swap Contracts	6
Total Liabilities	49,406
Net Assets	702,321
At March 31, 2025, net assets consisted of:

Paid-in Capital	767,456
Total Distributable Earnings (Loss)	(65,135)
Net Assets	702,321

Investor Shares—Net Assets
Applicable to 9,187,578 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	78,879
Net Asset Value Per Share—Investor Shares	$8.59

Admiral™ Shares—Net Assets
Applicable to 36,309,241 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	623,442
Net Asset Value Per Share—Admiral Shares	$17.17
See accompanying Notes, which are an integral part of the Financial Statements.
29

Core-Plus Bond Fund
Statement of Operations

Six Months Ended March 31, 2025
($000)
Investment Income
Income
Interest[1]	15,447
Total Income	15,447
Expenses
The Vanguard Group—Note B
Investment Advisory Services	50
Management and Administrative—Investor Shares	86
Management and Administrative—Admiral Shares	436
Marketing and Distribution—Investor Shares	3
Marketing and Distribution—Admiral Shares	18
Custodian Fees	31
Shareholders’ Reports and Proxy Fees—Investor Shares	8
Shareholders’ Reports and Proxy Fees—Admiral Shares	10
Trustees’ Fees and Expenses	—
Other Expenses	7
Total Expenses	649
Net Investment Income	14,798
Realized Net Gain (Loss)
Investment Securities Sold[1]	(333)
Futures Contracts	(2,433)
Options Purchased	(191)
Options Written	99
Swap Contracts	(6)
Forward Currency Contracts	2,241
Foreign Currencies	(14)
Realized Net Gain (Loss)	(637)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	(11,974)
Floating Rate Loan Commitments	—
Futures Contracts	1,267
Options Purchased	(55)
Options Written	51
Swap Contracts	(408)
Forward Currency Contracts	(1,148)
Foreign Currencies	17
Change in Unrealized Appreciation (Depreciation)	(12,250)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,911
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $155, $2, and less than $1, respectively. Purchases and sales are for temporary cash investment purposes.
See accompanying Notes, which are an integral part of the Financial Statements.
30

Core-Plus Bond Fund
Statement of Changes in Net Assets

	Six Months Ended March 31, 2025	Year Ended September 30, 2024
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	14,798	24,811
Realized Net Gain (Loss)	(637)	(10,844)
Change in Unrealized Appreciation (Depreciation)	(12,250)	45,772
Net Increase (Decrease) in Net Assets Resulting from Operations	1,911	59,739
Distributions
Investor Shares	(1,809)	(2,758)
Admiral Shares	(14,096)	(21,332)
Total Distributions	(15,905)	(24,090)
Capital Share Transactions
Investor Shares	11,463	22,012
Admiral Shares	105,470	82,274
Net Increase (Decrease) from Capital Share Transactions	116,933	104,286
Total Increase (Decrease)	102,939	139,935
Net Assets
Beginning of Period	599,382	459,447
End of Period	702,321	599,382
See accompanying Notes, which are an integral part of the Financial Statements.
31

Core-Plus Bond Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended March 31, 2025	Year Ended September 30,		October 12, 2021[1] to September 30,
		2024	2023	2022
Net Asset Value, Beginning of Period	$8.80	$8.18	$8.35	$10.00
Investment Operations
Net Investment Income[2]	.202	.410	.365	.213
Net Realized and Unrealized Gain (Loss) on Investments	(.197)	.607	(.176)	(1.655)
Total from Investment Operations	.005	1.017	.189	(1.442)
Distributions
Dividends from Net Investment Income	(.215)	(.397)	(.359)	(.208)
Distributions from Realized Capital Gains	—	—	—	—
Total Distributions	(.215)	(.397)	(.359)	(.208)
Net Asset Value, End of Period	$8.59	$8.80	$8.18	$8.35
Total Return[3]	0.09%	12.73%	2.19%	-14.57%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$79	$69	$43	$38
Ratio of Total Expenses to Average Net Assets	0.30%	0.30%	0.30%[4]	0.30%[4,5]
Ratio of Net Investment Income to Average Net Assets	4.73%	4.82%	4.29%	2.46%[5]
Portfolio Turnover Rate[6]	215%	415%	488%	542%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Subscription period for the fund was October 12, 2021, to October 22, 2021, during which time all assets were held in cash. Performance measurement began October 25, 2021, the first business day after the subscription period, at a net asset value of $10.00.
2	Calculated based on average shares outstanding.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.30%.
5	Annualized.
6	Includes 12%, 84%, 235%, and 150%, respectively, attributable to mortgage-dollar-roll activity.
See accompanying Notes, which are an integral part of the Financial Statements.
32

Core-Plus Bond Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended March 31, 2025	Year Ended September 30,		October 12, 2021[1] to September 30,
		2024	2023	2022
Net Asset Value, Beginning of Period	$17.59	$16.36	$16.70	$20.00
Investment Operations
Net Investment Income[2]	.412	.836	.745	.451
Net Realized and Unrealized Gain (Loss) on Investments	(.394)	1.204	(.350)	(3.318)
Total from Investment Operations	.018	2.040	.395	(2.867)
Distributions
Dividends from Net Investment Income	(.438)	(.810)	(.735)	(.433)
Distributions from Realized Capital Gains	—	—	—	—
Total Distributions	(.438)	(.810)	(.735)	(.433)
Net Asset Value, End of Period	$17.17	$17.59	$16.36	$16.70
Total Return[3]	0.14%	12.78%	2.29%	-14.49%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$623	$530	$416	$405
Ratio of Total Expenses to Average Net Assets	0.20%	0.20%	0.20%[4]	0.20%[4,5]
Ratio of Net Investment Income to Average Net Assets	4.83%	4.92%	4.38%	2.61%[5]
Portfolio Turnover Rate[6]	215%	415%	488%	542%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Subscription period for the fund was October 12, 2021, to October 22, 2021, during which time all assets were held in cash. Performance measurement began October 25, 2021, the first business day after the subscription period, at a net asset value of $20.00.
2	Calculated based on average shares outstanding.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.20%.
5	Annualized.
6	Includes 12%, 84%, 235%, and 150%, respectively, attributable to mortgage-dollar-roll activity.
See accompanying Notes, which are an integral part of the Financial Statements.
33

Core-Plus Bond Fund
Notes to Financial Statements
Vanguard Core-Plus Bond Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash, short-term investments, or Treasuries in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its MSFTA, and sell or retain any collateral held up to the net amount owed to the fund under the MSFTA.
4. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase substantially similar securities in the future at a predetermined price on a predetermined date. The fund forgoes principal and interest paid on the securities sold. In exchange for the forgone principal and interest paid, the fund is compensated by investing the proceeds of the sale, typically in high-quality short-term fixed income securities, and earning interest on such investments. Further the fund receives a lower price on the securities to be repurchased. The fund also enters into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell substantially similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased in the Statement of Assets and Liabilities.
5. Floating Rate Loan Interests: Floating rate loan interests represent interests in amounts owed by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the fund to supply additional cash to the borrower on demand. Floating rate loan interests may be made directly with a borrower or acquired through assignment or participation. The fund's right to enforce a borrower’s compliance with the terms of the loan agreement, or benefit directly from the collateral supporting the loan, varies when the loan is a direct borrowing, an assignment, or a participation. Floating rate loan interests involve various risks including risk of loss in case of default, insolvency, or the bankruptcy of the borrower and are generally subject to restrictions on transfer with limited opportunities to sell them in secondary markets. The fund may also invest in loan commitments, which are contractual obligations for a future funding. The fund may earn a commitment fee on any unfunded portion of these commitments which is amortized to interest income over the commitment period. Both the funded portion of a floating rate loan interest as well as its unfunded commitment, if any, is reflected on the Schedule of Investments.
6. Options: The fund invests in options contracts on futures to adjust its exposure to the underlying investments. The primary risk associated with purchasing options is that if interest rates move in such a way that the exercise price of the option exceeds the value of the underlying investment, the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling options is that if interest rates move in such a way that the exercise price of the option exceeds the value of the underlying investment, the counterparty exercises the option, and the fund loses an amount equal to the market value of the option written less the premium received. Counterparty risk involving options on futures contracts is
34

Core-Plus Bond Fund
mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades options on futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouses, and has entered into clearing agreements with its clearing brokers.
The fund invests in options on foreign currency, which are transacted over-the-counter (OTC) and not on an exchange. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options generally are established through negotiation with the other party to the option contract. Although this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options. Credit risk involves the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund mitigates its counterparty risk by entering into options with a diverse group of prequalified counterparties and monitoring their financial strength. The primary risk associated with purchasing options on foreign currency is that the value of the underlying foreign currencies may move in such a way that the exercise price of the option exceeds the value of the underlying investment, the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling options on foreign currency is that the value of the underlying foreign currencies may move in such a way that the exercise price of the option exceeds the value of the underlying investment, the counterparty exercises the option, and the fund loses an amount equal to the market value of the option written less the premium received.
Options contracts on futures and foreign currency are valued at their quoted daily settlement prices. The premium paid for a purchased option is recorded in the Statement of Assets and Liabilities as an asset that is subsequently adjusted daily to the current market value of the option purchased. The premium received for a written option is recorded in the Statement of Assets and Liabilities as an asset with an equal liability that is subsequently adjusted daily to the current market value of the option written. The notional amounts of option contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the options are recorded in the Statement of Operations as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.
During the six months ended March 31, 2025, the fund’s average value of investments in options purchased and options written represented less than 1% of net assets, based on the average market values at each quarter-end during the period.
7. Swaptions: The fund invests in options on swaps, which are transacted over-the-counter (OTC) and not on an exchange. The fund enters into swaptions to adjust the fund's sensitivity to interest rates or to adjust its exposure to the underlying investments. The fund may purchase a swaption from a counterparty whereby the fund has the right to enter into a swap in which the fund will pay either a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rates, and receive a different floating rate, each applied to a notional amount. The fund may also sell a swaption to a counterparty whereby the fund grants the counterparty the right to enter into a swap in which the fund will pay a floating rate and receive a fixed rate, each applied to a notional amount. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options generally are established through negotiation with the other party to the option contract. Although this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options. Credit risk involves the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund mitigates its counterparty risk by entering into swaptions with a diverse group of prequalified counterparties and monitoring their financial strength.
The primary risk associated with purchasing swaptions is that interest rates or the value of the underlying investments move in such a way that the exercise price of the swaption exceeds the value of the underlying investment, the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling swaptions is that interest rates or the value of the underlying investments move in such a way that the exercise price of the swaption exceeds the value of the underlying investment, the counterparty exercises the swaption, and the resulting interest rate swap results in a negative cash flow to the fund in an amount greater than the premium received. A risk associated with all types of swaptions is the possibility that a counterparty may default on its obligations under the swaption contract.
Swaptions are valued based on market quotations received from independent pricing services or recognized dealers. The premium paid for a purchased swaption is recorded in the Statement of Assets and Liabilities as an asset and is subsequently adjusted daily based on the current market value of the swaption. The premium received for a written swaption is recorded in the Statement of Assets and Liabilities as an asset with an equal liability and is subsequently adjusted daily based on the current market value of the swaption. The notional amounts of option contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of swaptions are recorded in the Statement of Operations as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.
During the six months ended March 31, 2025, the fund’s average value of investments in swaptions purchased and swaptions written represented less than 1% of net assets, based on the average market values at each quarter-end during the period.
8. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
35

Core-Plus Bond Fund
During the six months ended March 31, 2025, the fund’s average investments in long and short futures contracts represented 11% and 11% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
9. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.
During the six months ended March 31, 2025, the fund’s average investment in forward currency contracts represented 15% of net assets, based on the average of the notional amounts at each quarter-end during the period.
10. Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.
The fund enters into interest rate swap transactions to adjust the fund’s sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other either an amount that is a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rates, applied to a notional amount. In return, the counterparty agrees to pay a different floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount. The fund enters into inflation swap transactions to transfer inflation risk from one party to another through an exchange of cash flows. Under the terms of the swap, one party pays a fixed rate applied to a notional amount. In return, the other party pays a floating rate linked to an inflation index.
The fund enters into centrally cleared credit default and interest rate swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund's performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an
36

Core-Plus Bond Fund
asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.
During the six months ended March 31, 2025, the fund’s average amounts of investments in credit protection sold and credit protection purchased represented 2% and 3% of net assets, respectively, based on the average of notional amounts at each quarter-end during the period. The average amount of investments in interest rate swaps represented 24% of net assets, based on the average of notional amounts at each quarter-end during the period.
11. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
12. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
13. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended March 31, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
14. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxy fees. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At March 31, 2025, the fund had contributed to Vanguard capital in the amount of $17,000, representing less than 0.01% of the fund’s net assets and 0.01% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.  Various inputs may be used to determine the value of the fund’s investments, other financial instruments, and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments, other financial instruments, and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
37

Core-Plus Bond Fund
The following table summarizes the market value of the fund's investments, other financial instruments, and derivatives as of March 31, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	300,715	—	300,715
Asset-Backed/Commercial Mortgage-Backed Securities	—	70,467	—	70,467
Corporate Bonds	—	205,673	—	205,673
Floating Rate Loan Interests	—	3,404	—	3,404
Sovereign Bonds	—	122,284	—	122,284
Taxable Municipal Bonds	—	778	—	778
Temporary Cash Investments	4,794	—	—	4,794
Options Purchased	7	229	—	236
Total	4,801	703,550	—	708,351

Other Financial Instruments
Assets
Floating Rate Loan Commitments	—	—	—	—

Derivative Financial Instruments
Assets
Futures Contracts[1]	582	—	—	582
Forward Currency Contracts	—	376	—	376
Swap Contracts	175[1]	25	—	200
Total	757	401	—	1,158
Liabilities
Options Written	(20)	(361)	—	(381)
Futures Contracts[1]	(102)	—	—	(102)
Forward Currency Contracts	—	(1,603)	—	(1,603)
Swap Contracts	(306)[1]	(6)	—	(312)
Total	(428)	(1,970)	—	(2,398)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.  At March 31, 2025, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:
Statement of Assets and Liabilities	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Credit Contracts ($000)	Total ($000)
Investments in Securities, at Value—Unaffiliated Issuers (Options Purchased)	229	7	—	236
Swap Premiums Paid	—	—	580	580
Unrealized Appreciation—Futures Contracts[1]	582	—	—	582
Unrealized Appreciation—Centrally Cleared Swap Contracts[1]	104	—	71	175
Unrealized Appreciation—Forward Currency Contracts	—	376	—	376
Unrealized Appreciation—Over-the-Counter Swap Contracts	—	—	25	25
Total Assets	915	383	676	1,974

Options Written, at Value	(381)	—	—	(381)
Swap Premiums Received	—	—	(79)	(79)
Unrealized Depreciation—Futures Contracts[1]	(102)	—	—	(102)
Unrealized Depreciation—Centrally Cleared Swap Contracts[1]	(302)	—	(4)	(306)
Unrealized Depreciation—Forward Currency Contracts	—	(1,603)	—	(1,603)
Unrealized Depreciation—Over-the-Counter Swap Contracts	—	—	(6)	(6)
Total Liabilities	(785)	(1,603)	(89)	(2,477)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
38

Core-Plus Bond Fund
Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the six months ended March 31, 2025, were:
Realized Net Gain (Loss) on Derivatives	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Credit Contracts ($000)	Total ($000)
Futures Contracts	(2,433)	—	—	(2,433)
Options Purchased	(164)	(13)	(14)	(191)
Options Written	99	—	—	99
Swap Contracts	(207)	—	201	(6)
Forward Currency Contracts	—	2,241	—	2,241
Realized Net Gain (Loss) on Derivatives	(2,705)	2,228	187	(290)

Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	1,267	—	—	1,267
Options Purchased	(41)	(14)	—	(55)
Options Written	51	—	—	51
Swap Contracts	(500)	—	92	(408)
Forward Currency Contracts	—	(1,148)	—	(1,148)
Change in Unrealized Appreciation (Depreciation) on Derivatives	777	(1,162)	92	(293)
E.  As of March 31, 2025, gross unrealized appreciation and depreciation for investments, derivatives, and floating rate loan commitments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	710,335
Gross Unrealized Appreciation	9,024
Gross Unrealized Depreciation	(11,747)
Net Unrealized Appreciation (Depreciation)	(2,723)
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at September 30, 2024, the fund had available capital losses totaling $61,375,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending September 30, 2025; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
F.  During the six months ended March 31, 2025, the fund purchased $400,142,000 of investment securities and sold $369,224,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $1,045,634,000 and $941,400,000, respectively.
G.  Capital share transactions for each class of shares were:
	Six Months Ended March 31, 2025		Year Ended September 30, 2024
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	25,007	2,920	55,209	6,502
Issued in Lieu of Cash Distributions	1,449	170	2,148	253
Redeemed	(14,993)	(1,755)	(35,345)	(4,176)
Net Increase (Decrease)—Investor Shares	11,463	1,335	22,012	2,579
Admiral Shares
Issued	190,946	11,162	258,705	15,193
Issued in Lieu of Cash Distributions	11,210	656	17,341	1,023
Redeemed	(96,686)	(5,654)	(193,772)	(11,519)
Net Increase (Decrease)—Admiral Shares	105,470	6,164	82,274	4,697
H.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
39

Core-Plus Bond Fund
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
I.  The fund adopted Accounting Standards Update 2023-07, Segment Reporting - Improvements to Reportable Segment Disclosures. The new guidance did not change how the fund identifies operating segments but did require incremental disclosure of information not previously required. Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
J.  Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
QV0012 052025
40

Financial Statements
For the six-months ended March 31, 2025
Vanguard Core Bond ETF

Contents
Financial Statements	1

Core Bond ETF
Financial Statements (unaudited)
Schedule of Investments
As of March 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (56.8%)
U.S. Government Securities (34.3%)
	United States Treasury Note/Bond	0.750%	5/31/26	18,500	17,812
	United States Treasury Note/Bond	4.875%	5/31/26	31,105	31,397
	United States Treasury Note/Bond	4.125%	6/15/26	34,000	34,048
	United States Treasury Note/Bond	4.625%	6/30/26	1,747	1,760
	United States Treasury Note/Bond	4.375%	7/31/26	1,502	1,510
[1]	United States Treasury Note/Bond	4.375%	8/15/26	5,175	5,202
	United States Treasury Note/Bond	3.750%	8/31/26	19,000	18,941
	United States Treasury Note/Bond	0.875%	9/30/26	77,000	73,571
	United States Treasury Note/Bond	1.125%	10/31/26	3,301	3,159
	United States Treasury Note/Bond	4.000%	1/15/27	1,300	1,301
	United States Treasury Note/Bond	4.125%	1/31/27	6,500	6,522
	United States Treasury Note/Bond	0.500%	4/30/27	1,475	1,375
	United States Treasury Note/Bond	2.750%	4/30/27	1,487	1,453
	United States Treasury Note/Bond	0.500%	5/31/27	900	837
	United States Treasury Note/Bond	4.375%	7/15/27	2,963	2,994
	United States Treasury Note/Bond	4.250%	1/15/28	461	465
	United States Treasury Note/Bond	1.250%	4/30/28	5,839	5,396
	United States Treasury Note/Bond	3.500%	4/30/28	5,170	5,110
	United States Treasury Note/Bond	1.250%	5/31/28	2,049	1,889
	United States Treasury Note/Bond	1.000%	7/31/28	31,341	28,520
	United States Treasury Note/Bond	4.125%	7/31/28	2,000	2,014
	United States Treasury Note/Bond	1.125%	8/31/28	21,070	19,213
	United States Treasury Note/Bond	1.250%	9/30/28	40,000	36,550
	United States Treasury Note/Bond	1.375%	10/31/28	3,000	2,748
	United States Treasury Note/Bond	1.375%	12/31/28	3,747	3,418
	United States Treasury Note/Bond	3.750%	12/31/28	5,000	4,971
	United States Treasury Note/Bond	1.750%	1/31/29	13,000	12,005
	United States Treasury Note/Bond	1.875%	2/28/29	23,000	21,304
	United States Treasury Note/Bond	4.250%	2/28/29	5,000	5,059
	United States Treasury Note/Bond	2.375%	3/31/29	13,212	12,459
	United States Treasury Note/Bond	2.375%	5/15/29	1,864	1,754
	United States Treasury Note/Bond	2.625%	7/31/29	3,939	3,735
	United States Treasury Note/Bond	4.000%	7/31/29	11,000	11,027
	United States Treasury Note/Bond	4.250%	1/31/30	16,824	17,042
	United States Treasury Note/Bond	3.750%	5/31/30	1,356	1,342
	United States Treasury Note/Bond	4.000%	7/31/30	1,113	1,114
	United States Treasury Note/Bond	0.625%	8/15/30	25,000	20,961
	United States Treasury Note/Bond	4.125%	8/31/30	2,118	2,131
	United States Treasury Note/Bond	4.625%	9/30/30	1,086	1,120
	United States Treasury Note/Bond	4.875%	10/31/30	1,800	1,877
	United States Treasury Note/Bond	0.875%	11/15/30	27,000	22,781
	United States Treasury Note/Bond	4.375%	11/30/30	57	58
[1]	United States Treasury Note/Bond	4.000%	1/31/31	1,052	1,051
	United States Treasury Note/Bond	1.125%	2/15/31	11,247	9,570
	United States Treasury Note/Bond	4.125%	3/31/31	2,730	2,744
	United States Treasury Note/Bond	1.625%	5/15/31	6,000	5,220
	United States Treasury Note/Bond	4.625%	5/31/31	5,205	5,368
	United States Treasury Note/Bond	4.250%	6/30/31	6,079	6,145
	United States Treasury Note/Bond	4.125%	7/31/31	5,000	5,020
[1,2,3]	United States Treasury Note/Bond	1.250%	8/15/31	23,187	19,557
[1]	United States Treasury Note/Bond	3.750%	8/31/31	17,500	17,194
	United States Treasury Note/Bond	3.625%	9/30/31	10,400	10,142
	United States Treasury Note/Bond	4.125%	10/31/31	4,645	4,659
	United States Treasury Note/Bond	1.375%	11/15/31	15,061	12,717
	United States Treasury Note/Bond	4.375%	1/31/32	15,000	15,267
	United States Treasury Note/Bond	1.875%	2/15/32	9,000	7,815
	United States Treasury Note/Bond	2.875%	5/15/32	17,357	16,058
	United States Treasury Note/Bond	2.750%	8/15/32	6,000	5,486
	United States Treasury Note/Bond	4.125%	11/15/32	2,000	2,003
	United States Treasury Note/Bond	3.375%	5/15/33	900	852
1

Core Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	United States Treasury Note/Bond	4.500%	11/15/33	1,131	1,158
	United States Treasury Note/Bond	4.000%	2/15/34	14,560	14,364
	United States Treasury Note/Bond	4.375%	5/15/34	14,000	14,192
	United States Treasury Note/Bond	3.875%	8/15/34	5,000	4,873
	United States Treasury Note/Bond	1.125%	5/15/40	8,760	5,538
	United States Treasury Note/Bond	1.125%	8/15/40	18,511	11,590
	United States Treasury Note/Bond	4.250%	11/15/40	4,500	4,386
	United States Treasury Note/Bond	4.750%	2/15/41	7,173	7,390
	United States Treasury Note/Bond	2.000%	11/15/41	6,400	4,494
	United States Treasury Note/Bond	3.125%	11/15/41	5,351	4,470
	United States Treasury Note/Bond	3.125%	2/15/42	7,210	6,002
	United States Treasury Note/Bond	3.000%	5/15/42	992	807
	United States Treasury Note/Bond	3.250%	5/15/42	3,301	2,789
	United States Treasury Note/Bond	3.375%	8/15/42	666	571
	United States Treasury Note/Bond	2.750%	11/15/42	2,000	1,555
	United States Treasury Note/Bond	3.875%	2/15/43	7,000	6,406
	United States Treasury Note/Bond	2.875%	5/15/43	1,644	1,294
	United States Treasury Note/Bond	3.875%	5/15/43	3,388	3,093
	United States Treasury Note/Bond	3.625%	8/15/43	3,000	2,636
	United States Treasury Note/Bond	4.375%	8/15/43	8,000	7,796
	United States Treasury Note/Bond	4.750%	11/15/43	3,250	3,321
	United States Treasury Note/Bond	4.500%	2/15/44	3,100	3,063
	United States Treasury Note/Bond	4.625%	5/15/44	3,260	3,270
	United States Treasury Note/Bond	3.125%	8/15/44	2,104	1,696
	United States Treasury Note/Bond	4.125%	8/15/44	3,189	2,988
	United States Treasury Note/Bond	3.000%	11/15/44	10,635	8,375
	United States Treasury Note/Bond	4.625%	11/15/44	6,939	6,950
	United States Treasury Note/Bond	2.500%	2/15/45	5,000	3,603
	United States Treasury Note/Bond	4.750%	2/15/45	7,000	7,129
	United States Treasury Note/Bond	3.000%	11/15/45	1,000	780
	United States Treasury Note/Bond	2.500%	2/15/46	1,000	711
	United States Treasury Note/Bond	2.500%	5/15/46	5,000	3,542
	United States Treasury Note/Bond	2.750%	8/15/47	7,134	5,216
	United States Treasury Note/Bond	2.750%	11/15/47	8,108	5,914
	United States Treasury Note/Bond	3.000%	2/15/48	11,403	8,691
	United States Treasury Note/Bond	3.125%	5/15/48	7,600	5,915
	United States Treasury Note/Bond	3.000%	8/15/48	3,500	2,657
	United States Treasury Note/Bond	3.375%	11/15/48	6,000	4,868
	United States Treasury Note/Bond	3.000%	2/15/49	2,770	2,094
	United States Treasury Note/Bond	2.875%	5/15/49	2,400	1,769
	United States Treasury Note/Bond	2.250%	8/15/49	9,000	5,804
	United States Treasury Note/Bond	2.375%	11/15/49	11,425	7,557
	United States Treasury Note/Bond	2.000%	2/15/50	7,000	4,235
	United States Treasury Note/Bond	1.250%	5/15/50	9,918	4,923
	United States Treasury Note/Bond	1.375%	8/15/50	7,235	3,685
	United States Treasury Note/Bond	1.625%	11/15/50	1,708	929
	United States Treasury Note/Bond	1.875%	2/15/51	8,000	4,637
	United States Treasury Note/Bond	2.375%	5/15/51	6,475	4,233
	United States Treasury Note/Bond	2.000%	8/15/51	6,000	3,573
	United States Treasury Note/Bond	1.875%	11/15/51	4,000	2,300
	United States Treasury Note/Bond	2.250%	2/15/52	9,000	5,676
	United States Treasury Note/Bond	3.000%	8/15/52	5,000	3,723
	United States Treasury Note/Bond	4.000%	11/15/52	3,600	3,247
	United States Treasury Note/Bond	3.625%	2/15/53	3,542	2,984
	United States Treasury Note/Bond	3.625%	5/15/53	1,769	1,490
	United States Treasury Note/Bond	4.125%	8/15/53	5,000	4,608
	United States Treasury Note/Bond	4.750%	11/15/53	139	142
	United States Treasury Note/Bond	4.250%	2/15/54	4,569	4,306
	United States Treasury Note/Bond	4.625%	5/15/54	900	903
	United States Treasury Note/Bond	4.625%	2/15/55	5,700	5,739
					857,463
Conventional Mortgage-Backed Securities (20.3%)
[4,5]	Freddie Mac Gold Pool	3.000%	12/1/46	3,691	3,280
[4,6]	Ginnie Mae II Pool	2.000%	2/20/51–4/15/55	15,845	12,964
[4,6]	Ginnie Mae II Pool	2.500%	8/20/51–4/15/55	16,649	14,204
[4,6]	Ginnie Mae II Pool	3.000%	9/20/51–4/15/55	15,841	14,042
[4,6]	Ginnie Mae II Pool	3.500%	10/20/48–4/15/55	12,633	11,612
[4,6]	Ginnie Mae II Pool	4.000%	11/20/52–4/15/55	10,056	9,424
[4,6]	Ginnie Mae II Pool	4.500%	9/20/52–4/15/55	12,541	12,083
2

Core Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4,6]	Ginnie Mae II Pool	5.000%	11/20/52–4/15/55	14,603	14,417
[4,6]	Ginnie Mae II Pool	5.500%	4/20/53–4/15/55	17,195	17,353
[4,6]	Ginnie Mae II Pool	6.000%	3/20/53–4/15/55	10,367	10,616
[4,6]	Ginnie Mae II Pool	6.500%	9/20/53–4/15/55	4,631	4,813
[4,6]	Ginnie Mae II Pool	7.000%	4/15/55	500	516
[4,5]	UMBS Pool	1.500%	7/1/36–1/1/51	22,469	18,063
[4,5,6]	UMBS Pool	2.000%	8/1/36–4/25/55	87,860	71,334
[4,5,6]	UMBS Pool	2.500%	2/1/37–4/25/55	62,572	53,304
[4,5,6]	UMBS Pool	3.000%	4/25/40–6/25/55	58,688	51,894
[4,5,6]	UMBS Pool	3.500%	6/1/38–4/25/55	29,122	26,511
[4,5,6]	UMBS Pool	4.000%	12/1/39–4/25/55	24,230	22,890
[4,5,6]	UMBS Pool	4.500%	4/25/40–4/25/55	20,094	19,380
[4,5,6]	UMBS Pool	5.000%	4/25/40–4/25/55	18,664	18,440
[4,5,6]	UMBS Pool	5.500%	4/25/40–4/25/55	68,386	68,546
[4,5,6]	UMBS Pool	6.000%	4/25/40–4/25/55	22,279	22,921
[4,5,6]	UMBS Pool	6.500%	9/1/53–4/25/55	6,051	6,375
[4,5,6]	UMBS Pool	7.000%	4/25/55	3,250	3,398
					508,380
Nonconventional Mortgage-Backed Securities (2.2%)
[4,5]	Fannie Mae REMICS	1.750%	9/25/49	5,716	4,819
[4,5]	Fannie Mae REMICS	3.000%	11/25/44–3/25/47	11,553	10,223
[4,5]	Fannie Mae REMICS	3.500%	5/25/47	527	475
[4,5]	Fannie Mae REMICS	4.000%	8/25/43–9/25/44	5,536	5,243
[4,5]	Fannie Mae REMICS	4.500%	8/25/49	836	821
[4,5]	Freddie Mac REMICS	2.500%	2/25/41	2,700	2,357
[4,5]	Freddie Mac REMICS	3.000%	10/15/42–4/15/46	27,792	24,893
[4,5]	Freddie Mac REMICS	3.500%	3/15/47–3/15/48	1,434	1,295
[4,5]	Freddie Mac REMICS	4.000%	7/15/44–6/25/52	5,470	5,104
					55,230
Total U.S. Government and Agency Obligations (Cost $1,418,693)					1,421,073
Asset-Backed/Commercial Mortgage-Backed Securities (8.6%)
[4,7]	Ally Bank Auto Credit-Linked Notes Series 2024-B	5.117%	9/15/32	209	210
[4,7]	American Heritage Auto Receivables Trust Series 2024-1A	5.070%	6/17/30	100	101
[4]	AmeriCredit Automobile Receivables Trust Series 2024-1	5.380%	6/18/29	230	234
[4,7]	AMSR Trust Series 2024-SFR2	4.150%	11/17/41	340	330
[4,7]	AMSR Trust Series 2024-SFR2	4.150%	11/17/41	220	211
[4,7]	ARI Fleet Lease Trust Series 2024-B	5.260%	4/15/33	100	102
[4,7]	ARI Fleet Lease Trust Series 2025-A	4.460%	1/17/34	360	359
[4,7]	Avis Budget Rental Car Funding AESOP LLC Series 2023-1A	6.230%	4/20/29	100	101
[4,7]	Avis Budget Rental Car Funding AESOP LLC Series 2023-8A	6.020%	2/20/30	125	130
[4]	BANK Series 2017-BNK8	3.488%	11/15/50	50	47
[4]	BANK Series 2018-BNK15	4.407%	11/15/61	700	691
[4]	BANK Series 2019-BNK16	4.005%	2/15/52	335	324
[4]	BANK Series 2019-BNK24	2.960%	11/15/62	330	304
[4]	BANK Series 2021-BNK35	2.285%	6/15/64	140	120
[4]	BANK Series 2022-BNK40	3.393%	3/15/64	1,225	1,108
[4]	BANK Series 2022-BNK40	3.393%	3/15/64	500	474
[4]	BANK Series 2022-BNK40	3.393%	3/15/64	60	53
[4]	BANK Series 2022-BNK41	3.790%	4/15/65	190	176
[4]	BANK Series 2024-5YR7	5.769%	6/15/57	1,190	1,230
[4]	BANK Series 2024-5YR9	5.614%	8/15/57	390	401
[4]	BANK Series 2024-BNK47	5.716%	6/15/57	510	534
[4]	BANK Series 2024-BNK48	5.053%	10/15/57	1,620	1,619
[4]	BANK Series 2024-BNK48	5.355%	10/15/57	600	595
[4]	BANK Series 2025-BNK49	5.623%	3/15/58	1,850	1,922
[4]	BANK Series 2025-BNK49	6.025%	3/15/58	550	570
[4,7]	Bank of America Auto Trust Series 2024-1A	5.310%	6/17/30	100	102
[4]	Barclays Commercial Mortgage Trust Series 2019-C3	3.583%	5/15/52	440	421
[4]	Barclays Commercial Mortgage Trust Series 2019-C5	3.063%	11/15/52	110	102
[4]	BBCMS Mortgage Trust Series 2018-C2	4.314%	12/15/51	2,000	1,971
[4]	BBCMS Mortgage Trust Series 2020-C8	2.040%	10/15/53	70	60
[4]	BBCMS Mortgage Trust Series 2021-C11	2.322%	9/15/54	120	103
[4]	BBCMS Mortgage Trust Series 2022-C15	3.684%	4/15/55	500	479
[4]	BBCMS Mortgage Trust Series 2022-C16	4.600%	6/15/55	200	196
[4]	BBCMS Mortgage Trust Series 2024-5C25	6.358%	3/15/57	435	452
[4]	BBCMS Mortgage Trust Series 2024-5C29	5.208%	9/15/57	200	203
[4]	BBCMS Mortgage Trust Series 2024-C24	5.867%	2/15/57	350	361
[4]	BBCMS Mortgage Trust Series 2024-C26	5.829%	5/15/57	250	263
3

Core Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	BBCMS Mortgage Trust Series 2024-C28	5.403%	9/15/57	170	174
[4]	BBCMS Mortgage Trust Series 2024-C30	5.532%	11/15/57	950	979
[4]	BBCMS Mortgage Trust Series 2024-C30	5.831%	11/15/57	550	567
[4]	BBCMS Mortgage Trust Series 2025-C32	5.720%	2/15/62	1,150	1,203
[4]	BBCMS Trust Series 2021-C10	2.492%	7/15/54	1,000	881
[4]	Benchmark Mortgage Trust Series 2018-B1	3.666%	1/15/51	315	305
[4]	Benchmark Mortgage Trust Series 2022-B36	4.470%	7/15/55	225	217
[4]	Benchmark Mortgage Trust Series 2023-B38	5.525%	4/15/56	500	515
[4]	Benchmark Mortgage Trust Series 2024-V8	6.189%	7/15/57	300	314
[4]	Benchmark Mortgage Trust Series 2024-V10	5.277%	9/15/57	270	274
[4]	BMO Mortgage Trust Series 2023-C7	6.160%	12/15/56	225	241
[4]	BMO Mortgage Trust Series 2024-5C4	6.526%	5/15/57	75	79
[4]	BMO Mortgage Trust Series 2024-5C8	5.625%	12/15/57	960	988
[4]	BMO Mortgage Trust Series 2024-C8	5.598%	3/15/57	500	517
[4]	BMO Mortgage Trust Series 2024-C8	5.911%	3/15/57	120	123
[4]	BMO Mortgage Trust Series 2024-C9	5.759%	7/15/57	460	481
[4]	BMO Mortgage Trust Series 2024-C10	5.478%	11/15/57	420	431
[4]	BMO Mortgage Trust Series 2024-C10	5.729%	11/15/57	300	304
[4]	BMO Mortgage Trust Series 2025-C11	5.687%	2/15/58	1,340	1,397
[4]	BMO Mortgage Trust Series 2025-C11	5.978%	2/15/58	360	377
[4]	Capital One Prime Auto Receivables Trust Series 2024-1	4.620%	7/16/29	1,170	1,175
[4]	Capital One Prime Auto Receivables Trust Series 2024-1	4.660%	1/15/30	100	101
[4,7,8]	Capital Street Master Trust Series 2024-1, SOFR30A + 1.350%	5.699%	10/16/28	80	80
[4]	CarMax Auto Owner Trust Series 2024-3	5.280%	3/15/30	110	112
[4]	CarMax Auto Owner Trust Series 2024-3	5.670%	1/15/31	80	81
[4]	CarMax Auto Owner Trust Series 2024-4	4.600%	10/15/29	750	753
[4]	CarMax Auto Owner Trust Series 2024-4	4.640%	4/15/30	150	151
[4]	CarMax Auto Owner Trust Series 2024-4	4.820%	5/15/30	50	50
[4]	CarMax Auto Owner Trust Series 2024-4	4.970%	6/17/30	50	50
[4]	CarMax Auto Owner Trust Series 2024-4	5.360%	8/15/31	40	40
[4]	CarMax Auto Owner Trust Series 2025-1	4.840%	1/15/30	1,060	1,071
[4]	CarMax Auto Owner Trust Series 2025-1	5.110%	9/16/30	50	51
[4]	CarMax Auto Owner Trust Series 2025-1	5.260%	10/15/30	100	101
[4]	CarMax Auto Owner Trust Series 2025-1	5.600%	7/15/31	80	81
[4]	Carvana Auto Receivables Trust Series 2024-P4	4.740%	12/10/30	500	502
[4]	CD Mortgage Trust Series 2017-CD5	3.684%	8/15/50	150	144
[4,7]	Chase Auto Owner Trust Series 2024-1A	5.360%	1/25/30	125	127
[4,7]	Chase Auto Owner Trust Series 2024-1A	5.870%	6/25/31	125	127
[4,7]	Chase Auto Owner Trust Series 2024-2A	5.550%	1/25/30	50	51
[4,7]	Chase Auto Owner Trust Series 2024-4A	4.950%	3/25/30	450	457
[4,7]	Chase Auto Owner Trust Series 2024-4A	5.230%	4/25/30	290	295
[4,7]	Chase Auto Owner Trust Series 2024-4A	5.460%	7/25/30	230	234
[4,7]	Chase Auto Owner Trust Series 2024-5A	4.620%	8/26/30	150	148
[4]	Citigroup Commercial Mortgage Trust Series 2017-C4	3.471%	10/12/50	810	785
[4]	Citigroup Commercial Mortgage Trust Series 2018-B2	4.009%	3/10/51	220	215
[4]	Citigroup Commercial Mortgage Trust Series 2019-C7	3.102%	12/15/72	2,010	1,862
[4,7]	Citigroup Mortgage Loan Trust Series 2024-INV2	6.500%	6/25/54	3,445	3,522
[4,7]	Citigroup Mortgage Loan Trust Series 2025-INV1	6.000%	1/25/55	7,611	7,675
[4,7]	Citizens Auto Receivables Trust Series 2024-1	5.030%	10/15/30	185	187
[4,7]	CLI Funding IX LLC Series 2024-1A	5.630%	7/20/49	225	227
[4]	COMM Mortgage Trust Series 2019-GC44	2.950%	8/15/57	100	92
[4,7,8]	Connecticut Avenue Securities Trust Series 2024-R04, SOFR30A + 1.000%	5.340%	5/25/44	285	284
[4,7,8]	Connecticut Avenue Securities Trust Series 2024-R05, SOFR30A + 1.000%	5.340%	7/25/44	96	96
[4,7,8]	Connecticut Avenue Securities Trust Series 2024-R06, SOFR30A + 1.150%	5.490%	9/25/44	536	536
[4,7,8]	Connecticut Avenue Securities Trust Series 2025-R01, SOFR30A + 0.950%	5.286%	1/25/45	253	252
[4,7,8]	Connecticut Avenue Securities Trust Series 2025-R02, SOFR30A + 1.000%	5.336%	2/25/45	299	298
[4]	CSAIL Commercial Mortgage Trust Series 2019-C17	2.763%	9/15/52	500	461
[4,7]	DB Master Finance LLC Series 2019-1A	4.352%	5/20/49	57	55
[4]	DBJPM Mortgage Trust Series 2020-C9	1.926%	8/15/53	2,200	1,904
[4,7]	Dell Equipment Finance Trust Series 2024-2	4.820%	8/22/30	100	100
[4,7]	Dell Equipment Finance Trust Series 2024-2	4.990%	8/22/30	100	101
[4,7]	Dell Equipment Finance Trust Series 2024-2	5.290%	2/24/31	100	100
[4,7]	DLLAA LLC Series 2025-1A	4.950%	9/20/29	370	375
[4,7]	DLLAA LLC Series 2025-1A	5.080%	4/20/33	160	163
[4,7]	Domino's Pizza Master Issuer LLC Series 2019-1A	3.668%	10/25/49	394	370
[4]	Drive Auto Receivables Trust Series 2024-1	5.430%	11/17/31	100	102
[4]	Drive Auto Receivables Trust Series 2024-2	4.520%	7/16/29	200	200
[4]	Drive Auto Receivables Trust Series 2024-2	4.670%	5/17/32	210	209
[4]	Drive Auto Receivables Trust Series 2024-2	4.940%	5/17/32	310	307
[4,7]	Enterprise Fleet Financing LLC Series 2024-4	4.560%	11/20/28	330	331
4

Core Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4,7]	Enterprise Fleet Financing LLC Series 2024-4	4.700%	6/20/31	310	311
[4,7]	Enterprise Fleet Financing LLC Series 2025-1	4.820%	2/20/29	200	202
[4,7]	Enterprise Fleet Financing LLC Series 2025-1	4.970%	9/22/31	280	284
[4,7]	Evergreen Credit Card Trust Series 2025-CRT5	5.240%	5/15/29	140	141
[4,7]	Evergreen Credit Card Trust Series 2025-CRT5	5.530%	5/15/29	100	101
[4]	First National Master Note Trust Series 2024-1	5.340%	5/15/30	180	183
[4]	First National Master Note Trust Series 2025-1	4.850%	2/15/30	1,580	1,596
[4]	Ford Credit Auto Lease Trust Series 2024-B	5.180%	2/15/28	240	242
[4]	Ford Credit Auto Lease Trust Series 2025-A	4.960%	2/15/29	120	121
[4,7]	Ford Credit Auto Owner Trust Series 2023-1	4.850%	8/15/35	125	126
[4,7]	Ford Credit Auto Owner Trust Series 2024-1	5.240%	8/15/36	125	127
[4]	Ford Credit Auto Owner Trust Series 2024-A	5.260%	11/15/29	125	127
[4]	Ford Credit Auto Owner Trust Series 2024-B	5.230%	5/15/30	170	173
[4]	Ford Credit Auto Owner Trust Series 2024-C	4.400%	8/15/30	400	398
[4]	Ford Credit Auto Owner Trust Series 2024-D	4.610%	8/15/29	1,350	1,359
[4]	Ford Credit Auto Owner Trust Series 2024-D	4.660%	9/15/30	170	172
[4]	Ford Credit Auto Owner Trust Series 2024-D	4.880%	9/15/30	120	121
[4,7]	Ford Credit Auto Owner Trust Series 2025-1	5.010%	8/15/37	830	840
[4]	Ford Credit Auto Owner Trust Series 2025-A	4.890%	2/15/31	840	843
[4,7]	Ford Credit Floorplan Master Owner Trust A Series 2023-1	4.920%	5/15/28	470	472
[4,7]	Ford Credit Floorplan Master Owner Trust A Series 2024-2	5.240%	4/15/31	160	165
[4,7]	Ford Credit Floorplan Master Owner Trust A Series 2024-2	5.560%	4/15/31	125	129
[4,7]	Ford Credit Floorplan Master Owner Trust A Series 2024-3	4.300%	9/15/29	1,390	1,387
[4,7]	Ford Credit Floorplan Master Owner Trust A Series 2024-3	4.500%	9/15/29	330	328
[4,7]	Ford Credit Floorplan Master Owner Trust A Series 2024-4	4.400%	9/15/31	1,620	1,615
[4,7]	Ford Credit Floorplan Master Owner Trust A Series 2024-4	4.610%	9/15/31	140	140
[4,5,7,8]	Freddie Mac STACR REMICS Trust Series 2024-DNA1, SOFR30A + 1.350%	5.690%	2/25/44	1,180	1,182
[4,5,7,8]	Freddie Mac STACR REMICS Trust Series 2024-DNA2, SOFR30A + 1.250%	5.590%	5/25/44	91	91
[4,5,7,8]	Freddie Mac STACR REMICS Trust Series 2024-DNA3, SOFR30A + 1.050%	5.390%	10/25/44	372	372
[4,5,7,8]	Freddie Mac STACR REMICS Trust Series 2024-HQA2, SOFR30A + 1.250%	5.590%	8/25/44	377	377
[4,5,7,8]	Freddie Mac STACR REMICS Trust Series 2025-DNA1, SOFR30A + 0.950%	5.290%	1/25/45	107	106
[4,5,7,8]	Freddie Mac STACR REMICS Trust Series 2025-HQA1, SOFR30A + 0.950%	5.290%	2/25/45	638	636
[4,7]	GCAT Trust Series 2024-INV2	6.000%	6/25/54	1,844	1,857
[4,7]	GCAT Trust Series 2024-INV4	5.500%	12/25/54	1,056	1,056
[4,7]	GCAT Trust Series 2024-INV4	6.000%	12/25/54	3,200	3,227
[4,7]	GCAT Trust Series 2025-INV1	6.000%	2/25/55	12,798	12,921
[4,7]	GCAT Trust Series 2025-INV1	6.000%	2/25/55	7,932	8,005
[4]	GM Financial Automobile Leasing Trust Series 2024-1	5.330%	3/20/28	250	252
[4]	GM Financial Automobile Leasing Trust Series 2024-2	5.560%	5/22/28	125	126
[4]	GM Financial Automobile Leasing Trust Series 2024-3	4.490%	10/20/28	330	328
[4]	GM Financial Automobile Leasing Trust Series 2025-1	4.890%	2/20/29	460	462
[4]	GM Financial Consumer Automobile Receivables Trust Series 2024-1	5.160%	8/16/29	125	126
[4]	GM Financial Consumer Automobile Receivables Trust Series 2024-3	5.390%	1/16/30	40	41
[4]	GM Financial Consumer Automobile Receivables Trust Series 2024-4	4.440%	4/16/30	510	511
[4]	GM Financial Consumer Automobile Receivables Trust Series 2024-4	4.670%	5/16/30	70	70
[4]	GM Financial Consumer Automobile Receivables Trust Series 2025-1	5.000%	8/16/30	50	51
[4,7]	GM Financial Revolving Receivables Trust Series 2023-1	5.120%	4/11/35	125	127
[4,7]	GM Financial Revolving Receivables Trust Series 2025-1	4.800%	12/11/37	130	130
[4,7]	GM Financial Revolving Receivables Trust Series 2025-1	5.000%	12/11/37	950	951
[4,7]	GM Financial Revolving Receivables Trust Series 2025-A	5.070%	11/12/37	280	284
[4,7]	GMF Floorplan Owner Revolving Trust Series 2024-2A	5.060%	3/15/31	175	178
[4,7]	GMF Floorplan Owner Revolving Trust Series 2024-2A	5.350%	3/15/31	125	127
[4,7]	GMF Floorplan Owner Revolving Trust Series 2024-3A	4.680%	11/15/28	830	832
[4,7]	GMF Floorplan Owner Revolving Trust Series 2024-3A	4.920%	11/15/28	100	100
[4,7]	GMF Floorplan Owner Revolving Trust Series 2024-4A	4.730%	11/15/29	1,510	1,518
[4,7]	GMF Floorplan Owner Revolving Trust Series 2024-4A	4.980%	11/15/29	130	130
[4,7]	GMF Floorplan Owner Revolving Trust Series 2025-1A	4.880%	3/15/29	230	230
[4,7]	GMF Floorplan Owner Revolving Trust Series 2025-2A	4.910%	3/15/30	360	360
[4,7]	GMF Floorplan Owner Revolving Trust Series 2025-2A	4.960%	3/15/30	260	260
[4,7]	GreatAmerica Leasing Receivables Funding LLC Series 2025-1	4.490%	4/16/29	320	320
[4]	GS Mortgage Securities Trust Series 2020-GC45	2.911%	2/13/53	225	208
[4]	GS Mortgage Securities Trust Series 2020-GC47	2.377%	5/12/53	780	692
[4,7]	Hertz Vehicle Financing III LLC Series 2024-1A	6.700%	1/25/29	100	102
[4]	Honda Auto Receivables Owner Trust Series 2024-4	4.330%	5/15/29	1,250	1,249
[4]	Honda Auto Receivables Owner Trust Series 2024-4	4.350%	12/16/30	140	140
[4,7]	Houston Galleria Mall Trust Series 2025-HGLR	5.462%	2/5/45	750	760
[4,7]	HPEFS Equipment Trust Series 2024-1A	5.820%	11/20/31	135	137
[4,7]	HPEFS Equipment Trust Series 2024-2A	5.520%	10/20/31	1,000	1,014
[4,7]	Hudson Yards Mortgage Trust Series 2025-SPRL	5.467%	1/13/40	1,090	1,109
[4,7]	Huntington Bank Auto Credit-Linked Notes Series 2024-2	5.442%	10/20/32	278	279
5

Core Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4,7]	Huntington Bank Auto Credit-Linked Notes Series 2025-1	4.957%	3/21/33	1,190	1,188
[4,7]	Hyundai Auto Lease Securitization Trust Series 2024-B	5.560%	8/15/28	125	127
[4,7]	Hyundai Auto Lease Securitization Trust Series 2024-C	4.620%	4/17/28	170	170
[4,7]	Hyundai Auto Lease Securitization Trust Series 2024-C	4.970%	2/15/29	100	101
[4,7]	Hyundai Auto Lease Securitization Trust Series 2025-A	4.900%	1/16/29	260	262
[4,7]	Hyundai Auto Lease Securitization Trust Series 2025-A	5.150%	6/15/29	120	121
[4]	Hyundai Auto Receivables Trust Series 2024-A	4.990%	2/15/29	360	363
[4]	Hyundai Auto Receivables Trust Series 2024-B	5.290%	10/15/31	150	153
[4]	Hyundai Auto Receivables Trust Series 2024-C	4.440%	1/15/31	440	440
[4]	Hyundai Auto Receivables Trust Series 2024-C	4.670%	1/15/31	40	40
[4]	Hyundai Auto Receivables Trust Series 2024-C	4.860%	2/17/32	120	119
[4]	Hyundai Auto Receivables Trust Series 2025-A	4.610%	4/15/31	220	219
[4]	Hyundai Auto Receivables Trust Series 2025-A	4.760%	6/15/32	610	606
[4,7]	IRV Trust Series 2025-200P	5.295%	3/14/47	2,110	2,102
[4,7]	Jersey Mike's Funding LLC Series 2024-1A	5.636%	2/15/55	850	858
[4,7]	JP Morgan Mortgage Trust Series 2021-INV4	3.000%	1/25/52	2,450	2,096
[4,7]	JP Morgan Mortgage Trust Series 2021-INV6	3.000%	4/25/52	2,367	2,025
[4,7]	Kubota Credit Owner Trust Series 2025-1A	4.870%	7/15/30	620	627
[4,7]	LAD Auto Receivables Trust Series 2024-2A	5.460%	7/16/29	70	71
[4,7]	LAD Auto Receivables Trust Series 2024-2A	5.500%	7/16/29	50	51
[4,7]	LAD Auto Receivables Trust Series 2024-2A	5.660%	10/15/29	30	30
[4,7]	LAD Auto Receivables Trust Series 2024-2A	6.370%	10/15/31	30	31
[4,7]	LAD Auto Receivables Trust Series 2024-3A	4.600%	12/17/29	140	140
[4,7]	LAD Auto Receivables Trust Series 2024-3A	4.740%	1/15/30	150	150
[4,7]	LAD Auto Receivables Trust Series 2024-3A	4.930%	3/15/30	130	129
[4,7]	LAD Auto Receivables Trust Series 2024-3A	5.180%	2/17/32	80	79
[4,7]	LAD Auto Receivables Trust Series 2025-1A	4.690%	7/16/29	790	791
[4,7]	LAD Auto Receivables Trust Series 2025-1A	4.790%	4/15/30	340	342
[4,7]	LAD Auto Receivables Trust Series 2025-1A	5.050%	5/15/30	260	262
[4,7]	LAD Auto Receivables Trust Series 2025-1A	5.110%	7/15/30	270	271
[4,7]	LAD Auto Receivables Trust Series 2025-1A	5.520%	5/17/32	550	551
[4,7]	M&T Bank Auto Receivables Trust Series 2024-1A	5.150%	2/17/32	125	127
[4,7]	M&T Bank Auto Receivables Trust Series 2025-1A	4.730%	6/17/30	390	393
[4,7]	M&T Bank Auto Receivables Trust Series 2025-1A	4.890%	7/15/32	280	282
[4]	Morgan Stanley Capital I Trust Series 2018-L1	4.407%	10/15/51	225	221
[4]	Morgan Stanley Capital I Trust Series 2018-L1	4.637%	10/15/51	400	392
[4]	Morgan Stanley Capital I Trust Series 2019-L3	3.127%	11/15/52	550	513
[4,7]	Morgan Stanley Residential Mortgage Loan Trust Series 2023-1	4.000%	2/25/53	7,968	7,300
[4,7]	Morgan Stanley Residential Mortgage Loan Trust Series 2024-INV3	6.500%	6/25/54	784	798
[4,7]	Morgan Stanley Residential Mortgage Loan Trust Series 2024-INV4	5.000%	9/25/54	1,145	1,134
[4,7]	Navistar Financial Dealer Note Master Owner Trust Series 2024-1	5.590%	4/25/29	125	126
[4,7]	NextGear Floorplan Master Owner Trust Series 2025-1A	4.550%	2/15/30	1,490	1,495
[4]	Nissan Auto Lease Trust Series 2025-A	4.800%	2/15/29	360	363
[4]	Nissan Auto Lease Trust Series 2025-A	5.030%	2/15/29	100	101
[4]	Nissan Auto Lease Trust Series 2025-A	5.110%	6/15/29	140	141
[4]	Nissan Auto Receivables Owner Trust Series 2024-B	4.340%	3/15/29	310	310
[4]	Nissan Auto Receivables Owner Trust Series 2024-B	4.350%	9/15/31	100	100
[4,7]	PFS Financing Corp. Series 2024-B	4.950%	2/15/29	265	267
[4,7]	PFS Financing Corp. Series 2024-D	5.340%	4/15/29	510	519
[4,7]	PFS Financing Corp. Series 2025-B	4.850%	2/15/30	1,280	1,291
[4,7]	PMT Loan Trust Series 2024-INV1	5.500%	10/25/59	289	289
[4,7]	PMT Loan Trust Series 2024-INV1	6.000%	10/25/59	1,167	1,177
[4,7]	PMT Loan Trust Series 2024-INV2	6.000%	12/25/59	6,285	6,338
[4,7]	PMT Loan Trust Series 2024-INV2	6.000%	12/25/59	2,635	2,659
[4,7]	PMT Loan Trust Series 2025-INV1	6.000%	1/25/60	3,848	3,892
[4,7]	PMT Loan Trust Series 2025-INV1	6.000%	1/25/60	1,964	1,982
[4,7]	PMT Loan Trust Series 2025-INV2	6.000%	2/25/56	4,163	4,201
[4,7]	PMT Loan Trust Series 2025-INV3	5.500%	3/25/56	6,400	6,339
[4,7]	Porsche Financial Auto Securitization Trust Series 2024-1A	4.490%	12/22/32	250	250
[4,7]	Progress Residential Trust Series 2024-SFR1	3.350%	2/17/41	99	94
[4,7]	Progress Residential Trust Series 2024-SFR3	3.000%	6/17/41	125	116
[4,7]	Progress Residential Trust Series 2024-SFR4	3.100%	7/17/41	210	195
[4,7]	Progress Residential Trust Series 2024-SFR5	3.000%	8/9/29	540	498
[4,7]	Progress Residential Trust Series 2025-SFR1	3.400%	2/17/42	870	813
[4,7]	Progress Residential Trust Series 2025-SFR1	3.650%	2/17/42	90	84
[4,6,7]	Progress Residential Trust Series 2025-SFR2	3.305%	4/17/42	590	544
[4,7]	RCKT Mortgage Trust Series 2024-INV1	6.500%	6/25/54	2,331	2,367
[4,7]	Santander Bank Auto Credit-Linked Notes Series 2024-B	5.483%	1/18/33	250	251
[4]	Santander Drive Auto Receivables Trust Series 2024-1	5.450%	3/15/30	75	76
[4]	Santander Drive Auto Receivables Trust Series 2024-2	6.280%	8/15/31	125	129
6

Core Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Santander Drive Auto Receivables Trust Series 2024-3	5.550%	9/17/29	170	173
[4]	Santander Drive Auto Receivables Trust Series 2024-3	5.640%	8/15/30	180	184
[4]	Santander Drive Auto Receivables Trust Series 2024-3	5.970%	10/15/31	190	194
[4]	Santander Drive Auto Receivables Trust Series 2024-4	4.930%	9/17/29	170	171
[4]	Santander Drive Auto Receivables Trust Series 2024-5	4.620%	11/15/28	520	521
[4]	Santander Drive Auto Receivables Trust Series 2024-5	4.630%	8/15/29	270	270
[4]	Santander Drive Auto Receivables Trust Series 2024-5	4.780%	1/15/31	1,820	1,824
[4]	Santander Drive Auto Receivables Trust Series 2024-5	5.140%	2/17/32	1,740	1,733
[4]	Santander Drive Auto Receivables Trust Series 2025-1	5.430%	3/17/31	200	202
[4]	Santander Drive Auto Receivables Trust Series 2025-2	5.470%	5/15/31	6,415	6,440
[4,7]	SBNA Auto Lease Trust Series 2025-A	4.870%	7/20/29	240	242
[4,7]	SBNA Auto Receivables Trust Series 2024-A	6.040%	4/15/30	90	92
[4,7]	SCCU Auto Receivables Trust Series 2024-1A	5.160%	5/15/30	50	51
[4,7]	Securitized Term Auto Receivables Trust Series 2025-A	5.038%	7/25/31	99	100
[4,7]	Securitized Term Auto Receivables Trust Series 2025-A	5.185%	7/25/31	36	36
[4,7]	Sequoia Mortgage Trust Series 2024-INV1	6.000%	10/25/54	747	751
[4,7]	Sequoia Mortgage Trust Series 2024-INV1	6.000%	10/25/54	273	276
[4,7]	SFS Auto Receivables Securitization Trust Series 2024-1A	5.510%	1/20/32	125	127
[4,7]	SFS Auto Receivables Securitization Trust Series 2024-2A	5.330%	11/20/29	100	101
[4,7]	SFS Auto Receivables Securitization Trust Series 2024-2A	5.540%	2/20/32	125	127
[4,7]	SFS Auto Receivables Securitization Trust Series 2024-3A	4.600%	11/20/31	470	472
[4,7]	SFS Auto Receivables Securitization Trust Series 2024-3A	4.760%	11/20/31	180	180
[4,7]	SFS Auto Receivables Securitization Trust Series 2024-3A	4.980%	10/20/32	1,300	1,289
[4,7]	SFS Auto Receivables Securitization Trust Series 2025-1A	4.830%	12/20/30	260	263
[4,7]	SFS Auto Receivables Securitization Trust Series 2025-1A	5.110%	2/20/31	80	81
[4,7]	SFS Auto Receivables Securitization Trust Series 2025-1A	5.200%	10/20/32	480	479
[4,7]	Subway Funding LLC Series 2024-1A	6.028%	7/30/54	449	452
[4,7]	Subway Funding LLC Series 2024-1A	6.268%	7/30/54	239	243
[4]	Synchrony Card Issuance Trust Series 2025-A1	4.780%	2/18/31	1,520	1,538
[4,7]	TIF Funding III LLC Series 2024-2A	5.540%	7/20/49	284	285
[4,7]	T-Mobile US Trust Series 2024-2A	4.250%	5/21/29	830	827
[4,7]	T-Mobile US Trust Series 2025-1A	4.740%	11/20/29	1,500	1,511
[4,7]	Toyota Auto Loan Extended Note Trust Series 2024-1A	5.160%	11/25/36	180	185
[4]	Toyota Auto Receivables Owner Trust Series 2024-A	4.770%	4/16/29	185	187
[4]	Toyota Auto Receivables Owner Trust Series 2024-D	4.400%	6/15/29	660	661
[4]	Toyota Auto Receivables Owner Trust Series 2024-D	4.430%	4/15/30	140	140
[4,7]	Toyota Lease Owner Trust Series 2025-A	4.810%	6/20/29	460	463
[4,7]	Trafigura Securitisation Finance plc Series 2024-1A	5.980%	11/15/27	260	265
[4,7]	Tricon Residential Trust Series 2024-SFR4	4.300%	11/17/41	350	340
[4,7]	Tricon Residential Trust Series 2024-SFR4	4.650%	11/17/41	140	137
[4,7]	Trinity Rail Leasing LLC Series 2024-1A	5.780%	5/19/54	117	120
[4]	UBS Commercial Mortgage Trust Series 2017-C7	3.679%	12/15/50	1,000	972
[4,7]	US Bank NA Series 2025-SUP1	5.582%	2/25/32	1,500	1,502
[4,7]	USAA Auto Owner Trust Series 2024-A	4.970%	12/17/29	80	81
[4,7]	Verizon Master Trust Series 2024-2	4.830%	12/22/31	190	192
[4,7]	Verizon Master Trust Series 2024-2	5.320%	12/22/31	125	128
[4,7]	Verizon Master Trust Series 2024-5	5.000%	6/21/32	290	295
[4,7]	Verizon Master Trust Series 2024-5	5.250%	6/21/32	280	286
[4,7]	Verizon Master Trust Series 2024-5	5.490%	6/21/32	130	133
[4]	Verizon Master Trust Series 2024-6	4.170%	8/20/30	1,080	1,075
[4]	Verizon Master Trust Series 2024-8	4.820%	11/20/30	430	433
[4]	Verizon Master Trust Series 2024-8	4.990%	11/20/30	180	182
[4]	Verizon Master Trust Series 2025-1	4.940%	1/21/31	100	101
[4]	Verizon Master Trust Series 2025-1	5.090%	1/21/31	40	40
[4,7]	Verizon Master Trust Series 2025-2	4.940%	1/20/33	1,580	1,612
[4,7]	Verizon Master Trust Series 2025-2	5.160%	1/20/33	160	163
[4,7]	Verizon Master Trust Series 2025-2	5.340%	1/20/33	170	174
[4]	Verizon Master Trust Series 2025-3	4.770%	3/20/30	1,090	1,092
[4]	Verizon Master Trust Series 2025-3	4.900%	3/20/30	380	381
[4,7]	Verizon Master Trust Series 2025-4	4.760%	3/21/33	1,720	1,720
[4,7]	Verizon Master Trust Series 2025-4	5.020%	3/21/33	630	630
[4,7]	Verizon Master Trust Series 2025-4	5.200%	3/21/33	420	420
[4]	Volkswagen Auto Loan Enhanced Trust Series 2024-1	4.630%	7/20/29	1,960	1,972
[4]	Volkswagen Auto Loan Enhanced Trust Series 2024-1	4.670%	6/20/31	130	131
[4]	Wells Fargo Commercial Mortgage Trust Series 2018-C47	4.442%	9/15/61	720	712
[4]	Wells Fargo Commercial Mortgage Trust Series 2018-C48	4.302%	1/15/52	500	492
[4]	Wells Fargo Commercial Mortgage Trust Series 2024-C63	5.309%	8/15/57	1,670	1,700
[4,7]	Wendy's Funding LLC Series 2019-1A	4.080%	6/15/49	89	85
[4]	WF Card Issuance Trust Series 2024-A2	4.290%	10/15/29	2,930	2,929
[4]	World Omni Auto Receivables Trust Series 2025-A	5.080%	11/15/30	160	163
7

Core Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	World Omni Auto Receivables Trust Series 2025-A	5.170%	10/15/31	220	223
[4]	World Omni Automobile Lease Securitization Trust Series 2024-A	5.620%	9/17/29	125	127
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $214,099)					215,115
Corporate Bonds (25.8%)
Communications (1.5%)
	AMC Networks Inc.	4.250%	2/15/29	45	34
	AT&T Inc.	2.750%	6/1/31	500	444
	AT&T Inc.	2.250%	2/1/32	990	835
[9]	AT&T Inc.	3.600%	6/1/33	100	108
[9]	AT&T Inc.	4.050%	6/1/37	100	108
	AT&T Inc.	4.850%	3/1/39	400	375
	AT&T Inc.	4.750%	5/15/46	399	347
	AT&T Inc.	4.500%	3/9/48	696	577
	AT&T Inc.	3.650%	6/1/51	590	418
	AT&T Inc.	3.500%	9/15/53	750	511
	AT&T Inc.	3.550%	9/15/55	30	20
	AT&T Inc.	3.650%	9/15/59	720	486
	Bell Telephone Co. of Canada or Bell Canada	4.464%	4/1/48	800	651
[7]	CCO Holdings LLC	4.750%	3/1/30	130	121
	Charter Communications Operating LLC	4.200%	3/15/28	2,750	2,697
	Charter Communications Operating LLC	6.100%	6/1/29	3,056	3,157
	Charter Communications Operating LLC	2.300%	2/1/32	1,413	1,144
	Charter Communications Operating LLC	4.400%	4/1/33	128	116
	Charter Communications Operating LLC	6.650%	2/1/34	8	8
	Charter Communications Operating LLC	6.550%	6/1/34	500	514
	Charter Communications Operating LLC	3.500%	3/1/42	70	48
	Charter Communications Operating LLC	6.484%	10/23/45	430	407
	Charter Communications Operating LLC	5.750%	4/1/48	300	259
	Charter Communications Operating LLC	4.800%	3/1/50	1,000	754
	Charter Communications Operating LLC	3.700%	4/1/51	400	252
	Charter Communications Operating LLC	3.900%	6/1/52	500	323
	Charter Communications Operating LLC	4.400%	12/1/61	450	299
	Charter Communications Operating LLC	3.950%	6/30/62	200	123
[10]	CK Hutchison Group Telecom Finance SA	2.625%	10/17/34	1,100	1,021
	Comcast Corp.	3.400%	7/15/46	200	143
	Comcast Corp.	3.969%	11/1/47	800	618
	Comcast Corp.	3.450%	2/1/50	271	188
	Comcast Corp.	2.800%	1/15/51	290	175
	Comcast Corp.	2.987%	11/1/63	990	560
	Discovery Communications LLC	4.125%	5/15/29	800	755
	Discovery Communications LLC	3.625%	5/15/30	390	351
	Discovery Communications LLC	6.350%	6/1/40	30	28
	Discovery Communications LLC	4.000%	9/15/55	1,500	942
[7]	DISH Network Corp.	11.750%	11/15/27	45	47
	Fox Corp.	6.500%	10/13/33	407	435
	Fox Corp.	5.476%	1/25/39	400	385
[7]	Frontier Communications Holdings LLC	8.625%	3/15/31	15	16
[7]	Intelsat Jackson Holdings SA	6.500%	3/15/30	5	5
	Meta Platforms Inc.	4.450%	8/15/52	1,585	1,349
	Meta Platforms Inc.	5.600%	5/15/53	800	806
	Meta Platforms Inc.	5.750%	5/15/63	200	203
[7]	Midcontinent Communications	8.000%	8/15/32	80	81
[7]	Outfront Media Capital LLC	4.625%	3/15/30	7	6
	Paramount Global	2.900%	1/15/27	132	128
	Paramount Global	4.200%	5/19/32	2,000	1,791
	Paramount Global	6.875%	4/30/36	90	92
	Paramount Global	5.850%	9/1/43	1,300	1,139
	Paramount Global	4.900%	8/15/44	1,150	892
	Paramount Global	4.600%	1/15/45	75	56
	Rogers Communications Inc.	7.000%	4/15/55	25	25
	Rogers Communications Inc.	7.125%	4/15/55	35	35
	Sprint Capital Corp.	8.750%	3/15/32	50	60
	Telefonica Emisiones SA	5.213%	3/8/47	1,370	1,209
	Telefonica Emisiones SA	4.895%	3/6/48	440	369
	Time Warner Cable LLC	7.300%	7/1/38	30	31
	Time Warner Cable LLC	5.875%	11/15/40	270	247
	Time Warner Cable LLC	4.500%	9/15/42	130	99
	Uber Technologies Inc.	4.300%	1/15/30	5	5
8

Core Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Uber Technologies Inc.	4.800%	9/15/34	340	331
	Uber Technologies Inc.	5.350%	9/15/54	705	660
[7]	Univision Communications Inc.	8.000%	8/15/28	3	3
[7]	Univision Communications Inc.	8.500%	7/31/31	97	95
	Verizon Communications Inc.	2.100%	3/22/28	300	280
	Verizon Communications Inc.	4.500%	8/10/33	900	864
	Verizon Communications Inc.	4.400%	11/1/34	800	755
	Verizon Communications Inc.	2.650%	11/20/40	455	319
	Verizon Communications Inc.	4.000%	3/22/50	1,100	846
	Verizon Communications Inc.	2.875%	11/20/50	2,160	1,343
	Verizon Communications Inc.	3.875%	3/1/52	750	560
	Verizon Communications Inc.	2.987%	10/30/56	901	541
	Verizon Communications Inc.	3.700%	3/22/61	540	372
	Vodafone Group plc	4.875%	6/19/49	527	449
	Vodafone Group plc	5.625%	2/10/53	30	28
	Vodafone Group plc	5.750%	6/28/54	905	862
	Vodafone Group plc	5.125%	6/19/59	100	86
[7]	VZ Secured Financing BV	5.000%	1/15/32	30	26
	Warnermedia Holdings Inc.	3.755%	3/15/27	370	361
	Warnermedia Holdings Inc.	4.279%	3/15/32	105	93
	Warnermedia Holdings Inc.	5.050%	3/15/42	888	710
					39,012
Consumer Discretionary (0.7%)
[7]	1011778 BC ULC	6.125%	6/15/29	15	15
[7]	1011778 BC ULC	5.625%	9/15/29	10	10
	Amazon.com Inc.	3.250%	5/12/61	235	155
	American Axle & Manufacturing Inc.	5.000%	10/1/29	10	9
[4]	American Honda Finance Corp.	5.050%	7/10/31	310	312
	AutoZone Inc.	5.100%	7/15/29	1,500	1,523
	AutoZone Inc.	5.400%	7/15/34	500	504
[7]	Belron UK Finance plc	5.750%	10/15/29	10	10
	BorgWarner Inc.	4.950%	8/15/29	95	95
[7]	Caesars Entertainment Inc.	8.125%	7/1/27	2	2
[7]	Carnival Corp.	5.750%	3/15/30	110	110
[7]	Champ Acquisition Corp.	8.375%	12/1/31	5	5
[7]	Churchill Downs Inc.	5.500%	4/1/27	60	60
[7]	Churchill Downs Inc.	5.750%	4/1/30	10	10
[7]	Churchill Downs Inc.	6.750%	5/1/31	30	30
[7]	Clarios Global LP	6.750%	2/15/30	10	10
	Dana Inc.	4.250%	9/1/30	20	19
[4,9]	Flutter Treasury DAC	5.000%	4/29/29	600	663
	Ford Motor Co.	4.750%	1/15/43	300	227
	Ford Motor Credit Co. LLC	7.350%	11/4/27	410	425
	Ford Motor Credit Co. LLC	2.900%	2/16/28	1,750	1,619
	Ford Motor Credit Co. LLC	6.798%	11/7/28	100	103
	Ford Motor Credit Co. LLC	5.303%	9/6/29	400	387
	Ford Motor Credit Co. LLC	7.350%	3/6/30	300	314
	Ford Motor Credit Co. LLC	6.054%	11/5/31	1,105	1,083
[7]	Garda World Security Corp.	8.250%	8/1/32	17	17
[7]	Garrett Motion Holdings Inc.	7.750%	5/31/32	23	23
	General Motors Co.	5.000%	10/1/28	400	399
	General Motors Co.	5.600%	10/15/32	400	397
	General Motors Co.	5.000%	4/1/35	188	174
	General Motors Co.	6.250%	10/2/43	500	482
	General Motors Co.	5.400%	4/1/48	400	341
	General Motors Financial Co. Inc.	1.500%	6/10/26	350	337
	General Motors Financial Co. Inc.	4.350%	1/17/27	90	89
	General Motors Financial Co. Inc.	5.350%	7/15/27	135	136
	General Motors Financial Co. Inc.	2.400%	10/15/28	1,370	1,252
	General Motors Financial Co. Inc.	5.800%	1/7/29	780	795
	General Motors Financial Co. Inc.	5.550%	7/15/29	290	292
	General Motors Financial Co. Inc.	4.900%	10/6/29	800	787
	General Motors Financial Co. Inc.	5.850%	4/6/30	117	119
	General Motors Financial Co. Inc.	6.400%	1/9/33	1,250	1,289
	Goodyear Tire & Rubber Co.	5.625%	4/30/33	70	62
[7]	Hilton Domestic Operating Co. Inc.	5.875%	3/15/33	75	74
	Hyatt Hotels Corp.	5.500%	6/30/34	420	413
[7]	Lithia Motors Inc.	3.875%	6/1/29	15	14
	Lowe's Cos. Inc.	3.700%	4/15/46	500	371
9

Core Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7]	MGM China Holdings Ltd.	4.750%	2/1/27	30	29
[7]	MGM China Holdings Ltd.	7.125%	6/26/31	35	36
	MGM Resorts International	6.500%	4/15/32	40	39
[7]	MIWD Holdco II LLC	5.500%	2/1/30	40	36
[7]	NCL Corp. Ltd.	7.750%	2/15/29	25	26
[7]	NCL Corp. Ltd.	6.750%	2/1/32	20	20
	Newell Brands Inc.	6.375%	9/15/27	10	10
	Newell Brands Inc.	6.625%	9/15/29	5	5
	Newell Brands Inc.	6.375%	5/15/30	5	5
	Newell Brands Inc.	6.625%	5/15/32	5	5
	Newell Brands Inc.	7.000%	4/1/46	73	64
[7]	Nissan Motor Co. Ltd.	4.810%	9/17/30	15	14
	Owens Corning	5.700%	6/15/34	295	303
[7]	Phinia Inc.	6.625%	10/15/32	10	10
[7]	Rivers Enterprise Borrower LLC	6.625%	2/1/33	10	10
[7]	Royal Caribbean Cruises Ltd.	5.625%	9/30/31	25	25
[7]	Saks Global Enterprises LLC	11.000%	12/15/29	15	12
[7]	Six Flags Entertainment Corp.	6.625%	5/1/32	20	20
[7]	Standard Building Solutions Inc.	6.500%	8/15/32	10	10
[7]	Studio City Finance Ltd.	5.000%	1/15/29	2	2
	Tapestry Inc.	5.100%	3/11/30	330	330
[4]	Toyota Motor Credit Corp.	4.600%	10/10/31	320	316
[7]	Vail Resorts Inc.	6.500%	5/15/32	35	35
[9]	Volkswagen International Finance NV	3.875%	Perpetual	200	212
[9]	Volkswagen International Finance NV	3.500%	Perpetual	200	197
[7]	Wayfair LLC	7.250%	10/31/29	5	5
[7]	Wynn Macau Ltd.	5.125%	12/15/29	2	2
					17,341
Consumer Staples (1.4%)
	Altria Group Inc.	3.400%	5/6/30	118	110
	Altria Group Inc.	5.800%	2/14/39	1,100	1,102
	Altria Group Inc.	5.375%	1/31/44	300	286
	Altria Group Inc.	3.875%	9/16/46	8	6
	Altria Group Inc.	3.700%	2/4/51	30	21
	Anheuser-Busch InBev Finance Inc.	4.900%	2/1/46	115	105
[4,9]	Anheuser-Busch InBev SA/NV	2.750%	3/17/36	100	99
[4,9]	Anheuser-Busch InBev SA/NV	3.700%	4/2/40	200	206
	Anheuser-Busch InBev Worldwide Inc.	4.950%	1/15/42	1,130	1,064
	Avery Dennison Corp.	4.875%	12/6/28	353	355
	BAT Capital Corp.	3.557%	8/15/27	400	390
	BAT Capital Corp.	2.259%	3/25/28	110	103
	BAT Capital Corp.	4.742%	3/16/32	400	390
	BAT Capital Corp.	6.421%	8/2/33	895	955
	BAT Capital Corp.	4.390%	8/15/37	760	667
	BAT Capital Corp.	4.540%	8/15/47	520	416
	BAT Capital Corp.	4.758%	9/6/49	140	114
	BAT Capital Corp.	7.081%	8/2/53	1,630	1,791
[4,9]	BAT International Finance plc	4.125%	4/12/32	350	381
[4,9]	British American Tobacco plc	3.000%	Perpetual	500	531
	Conagra Brands Inc.	5.400%	11/1/48	450	409
	Constellation Brands Inc.	4.750%	5/9/32	100	98
[7]	Energizer Holdings Inc.	4.375%	3/31/29	30	28
	JBS USA Holding Lux Sarl	3.625%	1/15/32	130	117
	JBS USA Holding Lux Sarl	3.000%	5/15/32	20	17
	JBS USA Holding Lux Sarl	6.750%	3/15/34	8	9
	JBS USA Holding Lux Sarl	6.500%	12/1/52	1,510	1,572
[7]	JBS USA LUX Sarl	5.950%	4/20/35	1,600	1,645
[7]	JBS USA LUX Sarl	6.375%	2/25/55	3,060	3,151
[7]	KeHE Distributors LLC	9.000%	2/15/29	50	51
	Keurig Dr Pepper Inc.	4.500%	11/15/45	30	25
	Kraft Heinz Foods Co.	5.000%	6/4/42	400	364
	Kraft Heinz Foods Co.	4.875%	10/1/49	200	173
	Kroger Co.	5.000%	9/15/34	1,735	1,696
	Kroger Co.	3.950%	1/15/50	200	151
	Kroger Co.	5.500%	9/15/54	600	566
[7]	Lamb Weston Holdings Inc.	4.125%	1/31/30	110	103
[7]	Mars Inc.	5.200%	3/1/35	1,853	1,862
[7]	Mars Inc.	5.700%	5/1/55	6,000	5,990
[7]	Mars Inc.	5.800%	5/1/65	1,760	1,763
10

Core Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Molson Coors Beverage Co.	5.000%	5/1/42	1,100	1,011
	Molson Coors Beverage Co.	4.200%	7/15/46	400	322
[6,7]	Opal Bidco SAS	6.500%	3/31/32	75	75
[7]	Performance Food Group Inc.	6.125%	9/15/32	5	5
	Philip Morris International Inc.	5.750%	11/17/32	500	523
	Philip Morris International Inc.	5.250%	2/13/34	230	232
[9]	Philip Morris International Inc.	1.450%	8/1/39	200	150
	Philip Morris International Inc.	4.500%	3/20/42	70	61
	Philip Morris International Inc.	4.250%	11/10/44	905	757
[7]	Post Holdings Inc.	6.375%	3/1/33	11	11
	Sysco Corp.	5.400%	3/23/35	590	594
	Tyson Foods Inc.	3.550%	6/2/27	900	882
	Tyson Foods Inc.	5.700%	3/15/34	830	849
[7]	US Foods Inc.	5.750%	4/15/33	10	10
					34,364
Energy (2.8%)
[7]	Ascent Resources Utica Holdings LLC	6.625%	10/15/32	23	23
[7]	Blue Racer Midstream LLC	7.000%	7/15/29	11	11
[7]	Blue Racer Midstream LLC	7.250%	7/15/32	5	5
	BP Capital Markets America Inc.	3.060%	6/17/41	508	373
	BP Capital Markets America Inc.	3.000%	2/24/50	400	258
	BP Capital Markets America Inc.	2.939%	6/4/51	1,820	1,146
	BP Capital Markets America Inc.	3.001%	3/17/52	2,170	1,375
[4,9]	BP Capital Markets BV	0.933%	12/4/40	600	403
[9]	BP Capital Markets plc	3.625%	Perpetual	300	316
	Canadian Natural Resources Ltd.	6.250%	3/15/38	8	8
	Cenovus Energy Inc.	2.650%	1/15/32	85	72
	Cheniere Corpus Christi Holdings LLC	3.700%	11/15/29	500	477
	Cheniere Energy Inc.	4.625%	10/15/28	86	85
	Cheniere Energy Partners LP	3.250%	1/31/32	570	501
	Cheniere Energy Partners LP	5.750%	8/15/34	400	406
[7]	Chord Energy Corp.	6.750%	3/15/33	30	30
[7]	Civitas Resources Inc.	8.375%	7/1/28	20	21
[7]	Civitas Resources Inc.	8.750%	7/1/31	60	62
[7]	CNX Resources Corp.	7.250%	3/1/32	10	10
	ConocoPhillips	5.900%	10/15/32	300	321
	ConocoPhillips Co.	3.800%	3/15/52	1,622	1,197
	ConocoPhillips Co.	5.300%	5/15/53	750	701
	ConocoPhillips Co.	4.025%	3/15/62	1,000	727
	Continental Resources Inc.	4.900%	6/1/44	300	243
	Coterra Energy Inc.	5.400%	2/15/35	550	542
	DCP Midstream Operating LP	3.250%	2/15/32	250	218
	Devon Energy Corp.	5.750%	9/15/54	500	458
[7]	Diamond Foreign Asset Co.	8.500%	10/1/30	5	5
	Diamondback Energy Inc.	5.200%	4/18/27	5	5
	Diamondback Energy Inc.	6.250%	3/15/33	502	530
	Diamondback Energy Inc.	5.400%	4/18/34	2,560	2,555
	Diamondback Energy Inc.	4.400%	3/24/51	400	312
	Diamondback Energy Inc.	4.250%	3/15/52	700	531
	Diamondback Energy Inc.	6.250%	3/15/53	1,970	1,974
	Diamondback Energy Inc.	5.750%	4/18/54	100	94
	Diamondback Energy Inc.	5.900%	4/18/64	240	225
[7]	DT Midstream Inc.	4.125%	6/15/29	18	17
[7]	DT Midstream Inc.	4.375%	6/15/31	70	65
	Eastern Energy Gas Holdings LLC	6.200%	1/15/55	760	794
	Enbridge Energy Partners LP	7.375%	10/15/45	118	135
	Enbridge Inc.	3.700%	7/15/27	500	491
	Enbridge Inc.	5.300%	4/5/29	45	46
	Enbridge Inc.	3.125%	11/15/29	310	288
	Enbridge Inc.	5.700%	3/8/33	400	410
	Enbridge Inc.	4.500%	6/10/44	70	58
	Enbridge Inc.	6.700%	11/15/53	1,650	1,786
	Enbridge Inc.	5.950%	4/5/54	610	607
[4]	Energy Transfer LP	5.500%	6/1/27	500	508
	Energy Transfer LP	4.950%	6/15/28	554	557
	Energy Transfer LP	5.250%	4/15/29	1,500	1,518
	Energy Transfer LP	5.250%	7/1/29	115	117
	Energy Transfer LP	4.150%	9/15/29	500	486
	Energy Transfer LP	3.750%	5/15/30	40	38
11

Core Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Energy Transfer LP	6.400%	12/1/30	35	37
	Energy Transfer LP	6.550%	12/1/33	892	954
	Energy Transfer LP	5.550%	5/15/34	600	600
	Energy Transfer LP	5.600%	9/1/34	600	601
	Energy Transfer LP	5.300%	4/1/44	8	7
	Energy Transfer LP	5.000%	5/15/50	591	497
	Energy Transfer LP	5.950%	5/15/54	1,810	1,730
	Enterprise Products Operating LLC	4.850%	1/31/34	600	591
	Enterprise Products Operating LLC	4.850%	8/15/42	50	46
	Enterprise Products Operating LLC	4.800%	2/1/49	421	369
	Enterprise Products Operating LLC	3.200%	2/15/52	1,087	715
	Enterprise Products Operating LLC	3.300%	2/15/53	800	533
	EOG Resources Inc.	5.650%	12/1/54	1,040	1,028
	EQT Corp.	3.900%	10/1/27	92	90
[4]	Galaxy Pipeline Assets Bidco Ltd.	1.750%	9/30/27	2,089	2,013
	Genesis Energy LP	8.000%	5/15/33	5	5
	Halliburton Co.	2.920%	3/1/30	500	459
	Halliburton Co.	4.850%	11/15/35	1,200	1,151
	Halliburton Co.	6.700%	9/15/38	500	554
	Halliburton Co.	4.750%	8/1/43	300	263
	Halliburton Co.	5.000%	11/15/45	850	765
[7]	Helmerich & Payne Inc.	4.650%	12/1/27	380	379
[7]	Helmerich & Payne Inc.	4.850%	12/1/29	225	219
	Hess Corp.	7.875%	10/1/29	295	332
[7]	Hess Midstream Operations LP	6.500%	6/1/29	2	2
[7]	Kinetik Holdings LP	6.625%	12/15/28	15	15
[7]	Kinetik Holdings LP	5.875%	6/15/30	2	2
	Marathon Petroleum Corp.	5.150%	3/1/30	3,880	3,903
	Marathon Petroleum Corp.	4.750%	9/15/44	400	336
[7]	Matador Resources Co.	6.250%	4/15/33	5	5
	Occidental Petroleum Corp.	5.000%	8/1/27	680	683
	Occidental Petroleum Corp.	5.200%	8/1/29	1,595	1,594
	Occidental Petroleum Corp.	5.375%	1/1/32	400	394
	Occidental Petroleum Corp.	6.200%	3/15/40	1,230	1,217
	ONEOK Inc.	6.625%	9/1/53	216	226
[7]	ORLEN SA	6.000%	1/30/35	971	995
	Ovintiv Inc.	7.375%	11/1/31	333	365
[4]	Petronas Capital Ltd.	3.500%	4/21/30	2,200	2,073
[6,7]	Petronas Capital Ltd.	4.950%	1/3/31	5,100	5,119
[6,7]	Petronas Capital Ltd.	5.340%	4/3/35	3,841	3,867
	Phillips 66	3.300%	3/15/52	400	255
	Phillips 66 Co.	5.250%	6/15/31	65	66
	Phillips 66 Co.	5.650%	6/15/54	150	139
	Pioneer Natural Resources Co.	1.900%	8/15/30	140	122
[7]	Rockies Express Pipeline LLC	6.750%	3/15/33	45	46
	Sabine Pass Liquefaction LLC	4.200%	3/15/28	205	203
	Sabine Pass Liquefaction LLC	4.500%	5/15/30	7	7
[7]	Schlumberger Holdings Corp.	5.000%	5/29/27	365	369
	Shell International Finance BV	6.375%	12/15/38	182	202
	Shell International Finance BV	3.125%	11/7/49	255	171
[7]	South Bow Canadian Infrastructure Holdings Ltd.	7.500%	3/1/55	13	13
[7]	South Bow Canadian Infrastructure Holdings Ltd.	7.625%	3/1/55	5	5
	Suncor Energy Inc.	3.750%	3/4/51	110	78
[7]	Tallgrass Energy Partners LP	6.000%	12/31/30	13	12
	Targa Resources Corp.	5.200%	7/1/27	95	96
	Targa Resources Corp.	6.125%	3/15/33	70	73
	Targa Resources Partners LP	4.875%	2/1/31	526	515
	TotalEnergies Capital SA	5.488%	4/5/54	354	342
	TotalEnergies Capital SA	5.275%	9/10/54	295	278
	TotalEnergies Capital SA	5.638%	4/5/64	275	269
[4,9]	TotalEnergies SE	1.625%	Perpetual	600	612
[4,9]	TotalEnergies SE	2.000%	Perpetual	500	523
	TransCanada PipeLines Ltd.	4.250%	5/15/28	955	943
	TransCanada PipeLines Ltd.	4.100%	4/15/30	750	722
	TransCanada PipeLines Ltd.	4.625%	3/1/34	300	283
[7]	Transocean Inc.	8.250%	5/15/29	20	20
[7]	Transocean Inc.	8.500%	5/15/31	50	49
[7]	Transocean Titan Financing Ltd.	8.375%	2/1/28	9	9
[7]	Valaris Ltd.	8.375%	4/30/30	28	28
	Valero Energy Corp.	5.150%	2/15/30	780	787
12

Core Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7]	Venture Global Calcasieu Pass LLC	6.250%	1/15/30	70	71
[7]	Venture Global LNG Inc.	7.000%	1/15/30	10	10
[7]	Venture Global LNG Inc.	8.375%	6/1/31	25	25
[7]	Vital Energy Inc.	7.875%	4/15/32	25	23
	Williams Cos. Inc.	5.300%	8/15/28	85	87
	Williams Cos. Inc.	4.650%	8/15/32	300	290
	Williams Cos. Inc.	5.150%	3/15/34	125	123
	Williams Cos. Inc.	5.600%	3/15/35	400	407
	Williams Cos. Inc.	6.300%	4/15/40	101	106
	Williams Cos. Inc.	5.100%	9/15/45	500	451
	Williams Cos. Inc.	6.000%	3/15/55	2,180	2,197
					69,902
Financials (10.4%)
[7]	200 Park Funding Trust	5.740%	2/15/55	2,413	2,385
[4,9]	ABN AMRO Bank NV	5.500%	9/21/33	100	114
	AerCap Ireland Capital DAC	2.450%	10/29/26	670	648
	AerCap Ireland Capital DAC	6.450%	4/15/27	750	774
	AerCap Ireland Capital DAC	3.650%	7/21/27	400	391
	AerCap Ireland Capital DAC	4.875%	4/1/28	1,246	1,250
	AerCap Ireland Capital DAC	3.000%	10/29/28	2,454	2,305
	AerCap Ireland Capital DAC	3.300%	1/30/32	402	356
	AerCap Ireland Capital DAC	3.400%	10/29/33	1,400	1,209
[7]	Alliant Holdings Intermediate LLC	6.500%	10/1/31	40	39
[7]	Alliant Holdings Intermediate LLC	7.375%	10/1/32	20	20
	American Express Co.	5.645%	4/23/27	800	809
	American Express Co.	5.043%	7/26/28	284	287
	American Express Co.	5.085%	1/30/31	950	962
	American Express Co.	6.489%	10/30/31	800	863
	American International Group Inc.	5.125%	3/27/33	210	210
	American International Group Inc.	4.750%	4/1/48	300	264
	American International Group Inc.	4.375%	6/30/50	730	605
[7]	AmWINS Group Inc.	6.375%	2/15/29	37	37
	Aon Corp.	5.000%	9/12/32	500	501
	Aon Corp.	3.900%	2/28/52	600	445
	Aon Global Ltd.	4.750%	5/15/45	300	262
	Aon North America Inc.	5.125%	3/1/27	830	839
	Aon North America Inc.	5.150%	3/1/29	950	966
	Aon North America Inc.	5.750%	3/1/54	2,040	2,012
	Apollo Global Management Inc.	5.800%	5/21/54	48	47
	Apollo Global Management Inc.	6.000%	12/15/54	644	621
[7]	Ares Strategic Income Fund	5.700%	3/15/28	623	623
[7]	Ares Strategic Income Fund	6.350%	8/15/29	9	9
	Arthur J Gallagher & Co.	4.600%	12/15/27	913	915
[9]	ASR Nederland NV	7.000%	12/7/43	200	250
	Assurant Inc.	4.900%	3/27/28	31	31
	Athene Holding Ltd.	4.125%	1/12/28	2,609	2,572
	Athene Holding Ltd.	6.650%	2/1/33	3,030	3,225
	Athene Holding Ltd.	5.875%	1/15/34	2,230	2,264
	Athene Holding Ltd.	3.950%	5/25/51	300	215
	Athene Holding Ltd.	6.250%	4/1/54	2,430	2,428
	Athene Holding Ltd.	6.625%	10/15/54	366	363
[9]	Athora Holding Ltd.	6.625%	6/16/28	300	350
[9]	Athora Holding Ltd.	5.875%	9/10/34	200	223
[7]	Australia & New Zealand Banking Group Ltd.	6.742%	12/8/32	780	838
[10]	Aviva plc	6.125%	9/12/54	300	375
[4,9]	AXA SA	3.250%	5/28/49	1,100	1,172
	Banco Bilbao Vizcaya Argentaria SA	6.138%	9/14/28	1,250	1,289
	Banco Santander SA	5.294%	8/18/27	400	405
	Banco Santander SA	6.607%	11/7/28	560	595
	Banco Santander SA	5.565%	1/17/30	1,370	1,407
	Banco Santander SA	3.225%	11/22/32	400	346
	Bank of America Corp.	4.376%	4/27/28	1,075	1,070
[4]	Bank of America Corp.	3.593%	7/21/28	800	783
[4]	Bank of America Corp.	3.419%	12/20/28	2,400	2,325
[4]	Bank of America Corp.	3.970%	3/5/29	750	737
[4]	Bank of America Corp.	4.271%	7/23/29	620	613
[4]	Bank of America Corp.	2.884%	10/22/30	500	460
	Bank of America Corp.	5.518%	10/25/35	820	802
	Bank of America Corp.	5.744%	2/12/36	2,770	2,763
13

Core Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Bank of America Corp.	2.482%	9/21/36	1,220	1,016
	Bank of America Corp.	6.110%	1/29/37	1,846	1,916
[4]	Bank of America Corp.	4.244%	4/24/38	800	719
	Bank of America Corp.	7.750%	5/14/38	300	356
[4]	Bank of America Corp.	2.676%	6/19/41	1,149	814
[4]	Bank of America Corp.	4.443%	1/20/48	100	85
[4]	Bank of America Corp.	4.083%	3/20/51	910	715
[4]	Bank of America Corp.	2.831%	10/24/51	449	279
[4]	Bank of America NA	6.000%	10/15/36	188	197
[4,9]	Bank of Cyprus PCL	5.000%	5/2/29	433	486
	Bank of Montreal	3.088%	1/10/37	850	722
	Bank of New York Mellon Corp.	4.947%	4/26/27	900	905
[4]	Bank of New York Mellon Corp.	3.250%	5/16/27	710	695
[4]	Bank of New York Mellon Corp.	3.442%	2/7/28	300	295
	Bank of New York Mellon Corp.	4.890%	7/21/28	800	807
[4]	Bank of New York Mellon Corp.	5.802%	10/25/28	500	516
	Bank of New York Mellon Corp.	4.543%	2/1/29	550	551
	Bank of New York Mellon Corp.	5.060%	7/22/32	558	564
[4]	Bank of New York Mellon Corp.	6.474%	10/25/34	390	426
	Barclays plc	5.200%	5/12/26	730	732
	Barclays plc	6.496%	9/13/27	374	383
	Barclays plc	2.279%	11/24/27	800	769
	Barclays plc	4.337%	1/10/28	650	645
	Barclays plc	5.674%	3/12/28	200	203
	Barclays plc	4.837%	9/10/28	644	644
	Barclays plc	5.086%	2/25/29	1,379	1,388
[4]	Barclays plc	5.088%	6/20/30	724	719
[10]	Barclays plc	3.750%	11/22/30	100	127
[4,9]	Barclays plc	4.973%	5/31/36	800	890
	Barclays plc	3.330%	11/24/42	740	539
	Barclays plc	4.950%	1/10/47	400	360
	Barclays plc	6.036%	3/12/55	1,155	1,166
[4,9]	Bayerische Landesbank	1.000%	9/23/31	700	732
	BlackRock Funding Inc.	5.250%	3/14/54	200	192
	BlackRock Funding Inc.	5.350%	1/8/55	440	428
[6,9]	Blackrock Inc.	3.750%	7/18/35	400	433
[4,9]	Blackstone Property Partners Europe Holdings Sarl	1.000%	10/20/26	700	734
[4,9]	Blackstone Property Partners Europe Holdings Sarl	1.250%	4/26/27	865	897
[4,10]	Blackstone Property Partners Europe Holdings Sarl	2.625%	10/20/28	200	235
[4,9]	Blackstone Property Partners Europe Holdings Sarl	1.625%	4/20/30	400	383
	Blue Owl Finance LLC	6.250%	4/18/34	100	102
[7]	BNP Paribas SA	5.283%	11/19/30	614	620
[4,9]	BNP Paribas SA	2.500%	3/31/32	300	319
[4,9]	BNP Paribas SA	0.875%	8/31/33	1,200	1,181
[10]	BPCE SA	2.500%	11/30/32	500	595
[4,9]	BPCE SA	4.125%	3/8/33	500	546
[7]	BPCE SA	6.508%	1/18/35	108	111
	Capital One Financial Corp.	3.650%	5/11/27	300	294
	Capital One Financial Corp.	7.149%	10/29/27	400	415
	Capital One Financial Corp.	3.800%	1/31/28	450	440
	Capital One Financial Corp.	5.468%	2/1/29	1,614	1,640
	Capital One Financial Corp.	6.312%	6/8/29	556	578
	Capital One Financial Corp.	5.700%	2/1/30	894	913
	Capital One Financial Corp.	3.273%	3/1/30	400	375
[4]	Capital One Financial Corp.	7.624%	10/30/31	2,000	2,225
	Capital One Financial Corp.	5.268%	5/10/33	500	492
	Capital One Financial Corp.	6.377%	6/8/34	455	475
	Capital One Financial Corp.	6.183%	1/30/36	3,590	3,575
	Charles Schwab Corp.	6.136%	8/24/34	555	590
	Chubb INA Holdings LLC	3.050%	12/15/61	298	183
[7]	Citadel Finance LLC	5.900%	2/10/30	1,000	996
[4]	Citigroup Inc.	4.075%	4/23/29	400	393
	Citigroup Inc.	4.542%	9/19/30	1,280	1,263
	Citigroup Inc.	6.174%	5/25/34	400	409
	Citigroup Inc.	5.827%	2/13/35	570	566
	Citigroup Inc.	6.020%	1/24/36	850	857
	Citizens Financial Group Inc.	5.841%	1/23/30	1,370	1,407
	Citizens Financial Group Inc.	5.253%	3/5/31	744	748
[4,10]	Close Brothers Finance plc	2.750%	10/19/26	100	123
[4,10]	Close Brothers Finance plc	1.625%	12/3/30	700	713
14

Core Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Cooperatieve Rabobank UA	4.494%	10/17/29	290	289
	Cooperatieve Rabobank UA	5.750%	12/1/43	220	221
	Corebridge Financial Inc.	3.650%	4/5/27	500	491
	Corebridge Financial Inc.	4.350%	4/5/42	300	251
	Corebridge Financial Inc.	4.400%	4/5/52	1,370	1,097
[7]	Corebridge Global Funding	4.650%	8/20/27	3,480	3,491
[7]	Credit Acceptance Corp.	6.625%	3/15/30	80	79
[9]	Credit Agricole Assurances SA	2.625%	1/29/48	100	105
[7]	Credit Agricole SA	4.631%	9/11/28	250	249
	Credit Suisse USA LLC	7.125%	7/15/32	700	789
[7]	Danske Bank A/S	5.427%	3/1/28	240	244
	Deutsche Bank AG	7.146%	7/13/27	1,090	1,121
	Deutsche Bank AG	5.371%	9/9/27	400	409
[4]	Deutsche Bank AG	5.373%	1/10/29	1,670	1,688
[4,9]	Deutsche Bank AG	4.125%	4/4/30	200	221
[4,9]	Deutsche Bank AG	1.750%	11/19/30	500	497
[4,9]	Deutsche Bank AG	5.625%	5/19/31	600	660
[4,9]	Deutsche Bank AG	4.000%	6/24/32	200	218
	Deutsche Bank AG	4.875%	12/1/32	400	392
	Deutsche Bank AG	7.079%	2/10/34	1,900	1,999
[9]	DVI Deutsche Vermoegens- & Immobilienverwaltungs GmbH	2.500%	1/25/27	600	628
[9]	ELM BV for Helvetia Schweizerische Versicherungsgesellschaft AG	3.375%	9/29/47	600	644
[4,9]	Eurobank SA	4.000%	2/7/36	200	208
	Fifth Third Bancorp	2.550%	5/5/27	2,000	1,919
	Fifth Third Bancorp	6.339%	7/27/29	1,210	1,263
	Fifth Third Bancorp	4.895%	9/6/30	1,396	1,393
[7]	Focus Financial Partners LLC	6.750%	9/15/31	15	15
[7]	Freedom Mortgage Holdings LLC	9.250%	2/1/29	2	2
[7]	Freedom Mortgage Holdings LLC	8.375%	4/1/32	20	20
	Gaci First Investment Co.	5.000%	10/13/27	7,119	7,154
	GATX Corp.	3.250%	9/15/26	5	5
	GATX Corp.	4.550%	11/7/28	40	40
	GATX Corp.	4.700%	4/1/29	94	94
[7]	GGAM Finance Ltd.	8.000%	6/15/28	25	26
[7]	Global Atlantic Fin Co.	7.950%	6/15/33	108	122
[7]	Global Atlantic Fin Co.	6.750%	3/15/54	70	71
	Goldman Sachs Group Inc.	5.727%	4/25/30	725	748
	Goldman Sachs Group Inc.	4.692%	10/23/30	750	745
	Goldman Sachs Group Inc.	6.750%	10/1/37	50	54
	Goldman Sachs Group Inc.	6.250%	2/1/41	100	105
[7]	Golub Capital Private Credit Fund	5.875%	5/1/30	1,056	1,045
[7]	Howden UK Refinance plc	7.250%	2/15/31	10	10
[7]	Howden UK Refinance plc	8.125%	2/15/32	95	96
[7]	HPS Corporate Lending Fund	5.950%	4/14/32	710	701
	HSBC Holdings plc	1.589%	5/24/27	400	386
	HSBC Holdings plc	5.597%	5/17/28	650	660
[4]	HSBC Holdings plc	2.013%	9/22/28	750	701
	HSBC Holdings plc	7.390%	11/3/28	2,003	2,129
	HSBC Holdings plc	5.130%	11/19/28	719	725
	HSBC Holdings plc	6.161%	3/9/29	220	228
[4]	HSBC Holdings plc	4.583%	6/19/29	920	912
	HSBC Holdings plc	4.950%	3/31/30	1,750	1,756
	HSBC Holdings plc	5.874%	11/18/35	1,812	1,797
	HSBC Holdings plc	6.500%	9/15/37	797	847
[4]	HSBC Holdings plc	6.500%	9/15/37	800	827
	Huntington Bancshares Inc.	6.208%	8/21/29	2,000	2,082
	Huntington Bancshares Inc.	5.272%	1/15/31	570	575
	Huntington Bancshares Inc.	5.709%	2/2/35	1,336	1,350
	Huntington Bancshares Inc.	2.487%	8/15/36	300	247
	Huntington Bancshares Inc.	6.141%	11/18/39	780	786
	Huntington National Bank	4.871%	4/12/28	8,569	8,600
	Huntington National Bank	5.650%	1/10/30	50	52
	Intercontinental Exchange Inc.	3.625%	9/1/28	369	360
	Intercontinental Exchange Inc.	5.250%	6/15/31	130	133
[9]	JAB Holdings BV	4.375%	4/25/34	200	218
	Jefferies Financial Group Inc.	6.450%	6/8/27	500	518
	JPMorgan Chase & Co.	1.578%	4/22/27	800	776
	JPMorgan Chase & Co.	3.625%	12/1/27	770	756
	JPMorgan Chase & Co.	5.040%	1/23/28	480	484
	JPMorgan Chase & Co.	4.323%	4/26/28	210	209
15

Core Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	JPMorgan Chase & Co.	2.182%	6/1/28	428	407
	JPMorgan Chase & Co.	4.979%	7/22/28	1,412	1,424
	JPMorgan Chase & Co.	4.505%	10/22/28	1,460	1,458
	JPMorgan Chase & Co.	5.012%	1/23/30	1,900	1,920
	JPMorgan Chase & Co.	5.581%	4/22/30	1,990	2,052
[4]	JPMorgan Chase & Co.	2.739%	10/15/30	800	734
	JPMorgan Chase & Co.	4.603%	10/22/30	920	913
	JPMorgan Chase & Co.	5.140%	1/24/31	1,750	1,778
	JPMorgan Chase & Co.	2.963%	1/25/33	500	441
	JPMorgan Chase & Co.	4.912%	7/25/33	800	794
	JPMorgan Chase & Co.	5.336%	1/23/35	570	575
[4]	JPMorgan Chase & Co.	3.964%	11/15/48	405	319
[4]	JPMorgan Chase & Co.	3.109%	4/22/51	1,000	665
	KeyBank NA	5.000%	1/26/33	250	243
	KeyCorp	6.401%	3/6/35	230	243
	LPL Holdings Inc.	6.000%	5/20/34	445	454
	M&T Bank Corp.	4.553%	8/16/28	150	149
[4]	M&T Bank Corp.	4.833%	1/16/29	400	400
	M&T Bank Corp.	7.413%	10/30/29	890	958
	M&T Bank Corp.	6.082%	3/13/32	2,048	2,120
	M&T Bank Corp.	5.053%	1/27/34	629	608
	Manufacturers & Traders Trust Co.	4.700%	1/27/28	2,670	2,673
	Mitsubishi UFJ Financial Group Inc.	5.258%	4/17/30	200	204
	Morgan Stanley	3.950%	4/23/27	410	406
	Morgan Stanley	1.593%	5/4/27	1,250	1,210
	Morgan Stanley	2.475%	1/21/28	1,646	1,587
[4]	Morgan Stanley	3.591%	7/22/28	900	877
	Morgan Stanley	5.123%	2/1/29	500	507
	Morgan Stanley	5.173%	1/16/30	519	526
	Morgan Stanley	4.654%	10/18/30	4,264	4,230
	Morgan Stanley	5.230%	1/15/31	1,340	1,361
[4]	Morgan Stanley	5.250%	4/21/34	650	650
[4]	Morgan Stanley	5.424%	7/21/34	500	506
	Morgan Stanley	5.948%	1/19/38	8	8
[4]	Morgan Stanley	4.457%	4/22/39	410	376
	Morgan Stanley	3.217%	4/22/42	800	597
	Morgan Stanley	6.375%	7/24/42	400	436
[4]	Morgan Stanley	5.597%	3/24/51	750	738
[4]	Morgan Stanley	2.802%	1/25/52	780	481
	Morgan Stanley	5.516%	11/19/55	2,520	2,462
[4]	Morgan Stanley Bank NA	5.504%	5/26/28	250	255
[4]	Morgan Stanley Bank NA	4.968%	7/14/28	1,406	1,418
	Nasdaq Inc.	5.350%	6/28/28	1,023	1,047
	Nasdaq Inc.	5.550%	2/15/34	349	358
	Nasdaq Inc.	2.500%	12/21/40	365	249
	Nasdaq Inc.	6.100%	6/28/63	400	406
[7]	National Australia Bank Ltd.	2.990%	5/21/31	350	309
	National Bank of Canada	4.950%	2/1/28	3,070	3,090
	National Bank of Canada	4.500%	10/10/29	312	309
[7]	Nationstar Mortgage Holdings Inc.	5.000%	2/1/26	10	10
[7]	Nationstar Mortgage Holdings Inc.	6.500%	8/1/29	10	10
[7]	Nationstar Mortgage Holdings Inc.	5.125%	12/15/30	15	15
	NatWest Group plc	5.808%	9/13/29	175	180
[4]	NatWest Group plc	5.076%	1/27/30	276	278
	NatWest Group plc	4.964%	8/15/30	800	800
[7]	NatWest Markets plc	5.416%	5/17/27	1,250	1,273
[7]	NatWest Markets plc	5.410%	5/17/29	500	512
[4,9]	NIBC Bank NV	4.500%	6/12/35	500	543
	Nomura Holdings Inc.	5.594%	7/2/27	292	297
	Nomura Holdings Inc.	3.103%	1/16/30	115	106
[4,9]	Nykredit Realkredit A/S	3.500%	7/10/31	700	748
	OneMain Finance Corp.	6.625%	1/15/28	10	10
[7]	Penske Truck Leasing Co. LP	5.250%	7/1/29	1,010	1,022
[4]	PNC Bank NA	4.050%	7/26/28	850	832
[4]	PNC Bank NA	2.700%	10/22/29	580	531
	PNC Financial Services Group Inc.	5.492%	5/14/30	530	544
	PNC Financial Services Group Inc.	2.307%	4/23/32	150	129
	PNC Financial Services Group Inc.	5.575%	1/29/36	2,110	2,146
[4]	Prudential Financial Inc.	5.700%	12/14/36	100	104
[4]	Prudential Financial Inc.	4.600%	5/15/44	150	132
16

Core Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Prudential Financial Inc.	6.500%	3/15/54	40	41
[9]	Raiffeisen Bank International AG	2.875%	6/18/32	300	316
[9]	Raiffeisen Bank International AG	1.375%	6/17/33	1,100	1,094
	Regions Financial Corp.	1.800%	8/12/28	2,000	1,819
	Regions Financial Corp.	5.722%	6/6/30	3,738	3,828
	Regions Financial Corp.	5.502%	9/6/35	3,294	3,249
	RenaissanceRe Holdings Ltd.	5.800%	4/1/35	477	488
[7]	Rocket Mortgage LLC	2.875%	10/15/26	20	19
[10]	Rothesay Life plc	3.375%	7/12/26	1,003	1,266
[4]	Royal Bank of Canada	4.510%	10/18/27	870	870
[4]	Royal Bank of Canada	6.000%	11/1/27	500	519
[4]	Royal Bank of Canada	4.900%	1/12/28	800	809
[4]	Royal Bank of Canada	4.522%	10/18/28	1,737	1,733
[4]	Royal Bank of Canada	4.969%	8/2/30	1,733	1,744
[4]	Royal Bank of Canada	4.650%	10/18/30	1,170	1,161
[4]	Royal Bank of Canada	5.000%	2/1/33	750	748
[7]	Ryan Specialty LLC	5.875%	8/1/32	25	25
[7]	Shift4 Payments LLC	6.750%	8/15/32	5	5
[7]	Sixth Street Lending Partners	6.125%	7/15/30	1,250	1,257
	Sixth Street Specialty Lending Inc.	5.625%	8/15/30	1,150	1,138
[9]	Sogecap SA	6.500%	5/16/44	300	359
	State Street Corp.	4.530%	2/20/29	1,790	1,790
[4]	State Street Corp.	3.031%	11/1/34	400	364
	Suci Second Investment Co.	4.375%	9/10/27	945	937
	Sumitomo Mitsui Financial Group Inc.	5.316%	7/9/29	566	578
	Sumitomo Mitsui Financial Group Inc.	5.836%	7/9/44	3,323	3,384
[7]	Swedbank AB	4.998%	11/20/29	630	638
	Synovus Financial Corp.	6.168%	11/1/30	1,250	1,265
	Toronto-Dominion Bank	4.783%	12/17/29	1,700	1,701
[4]	Truist Financial Corp.	7.161%	10/30/29	60	65
[4]	Truist Financial Corp.	5.153%	8/5/32	450	450
	UBS AG	7.500%	2/15/28	1,218	1,312
[7]	UBS Group AG	4.282%	1/9/28	350	346
[7]	UBS Group AG	4.253%	3/23/28	280	276
[7]	UBS Group AG	5.617%	9/13/30	330	339
[4,9]	UBS Group AG	4.750%	3/17/32	300	342
[7]	UBS Group AG	3.091%	5/14/32	520	463
	UBS Group AG	4.875%	5/15/45	135	121
[4]	US Bancorp	3.100%	4/27/26	400	394
[4]	US Bancorp	3.900%	4/26/28	400	394
	US Bancorp	5.384%	1/23/30	550	561
	US Bancorp	4.839%	2/1/34	450	437
[7]	UWM Holdings LLC	6.625%	2/1/30	10	10
[4]	Wells Fargo & Co.	2.393%	6/2/28	170	162
[4]	Wells Fargo & Co.	3.068%	4/30/41	2,804	2,089
	Wells Fargo & Co.	5.375%	11/2/43	1,870	1,750
	Wells Fargo & Co.	5.606%	1/15/44	564	539
[4]	Wells Fargo & Co.	4.650%	11/4/44	860	729
	Wells Fargo & Co.	3.900%	5/1/45	630	497
[4]	Wells Fargo & Co.	4.400%	6/14/46	1,010	815
[4]	Wells Fargo & Co.	4.750%	12/7/46	570	480
[4]	Wells Fargo & Co.	5.013%	4/4/51	400	360
[4]	Wells Fargo Bank NA	6.600%	1/15/38	635	698
[4]	Westpac Banking Corp.	4.322%	11/23/31	300	297
	Westpac Banking Corp.	4.421%	7/24/39	200	180
[7]	WEX Inc.	6.500%	3/15/33	60	59
					259,672
Health Care (1.9%)
[6,7]	1261229 BC Ltd.	10.000%	4/15/32	90	89
	AbbVie Inc.	4.950%	3/15/31	800	813
	AbbVie Inc.	4.550%	3/15/35	946	913
	AbbVie Inc.	4.500%	5/14/35	430	412
	AbbVie Inc.	4.050%	11/21/39	870	763
	AbbVie Inc.	5.350%	3/15/44	500	495
	AbbVie Inc.	4.850%	6/15/44	450	416
	AbbVie Inc.	4.700%	5/14/45	592	534
	AbbVie Inc.	4.450%	5/14/46	100	87
	AbbVie Inc.	5.400%	3/15/54	861	846
	AbbVie Inc.	5.600%	3/15/55	720	727
17

Core Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	AbbVie Inc.	5.500%	3/15/64	250	246
	Aetna Inc.	6.625%	6/15/36	1,000	1,067
	Amgen Inc.	4.200%	3/1/33	200	190
	Amgen Inc.	5.250%	3/2/33	119	121
	Amgen Inc.	2.800%	8/15/41	159	114
	Amgen Inc.	5.600%	3/2/43	355	352
	Amgen Inc.	4.563%	6/15/48	330	278
	Amgen Inc.	3.375%	2/21/50	460	322
	Amgen Inc.	4.875%	3/1/53	500	437
	Amgen Inc.	5.650%	3/2/53	1,310	1,285
	Amgen Inc.	5.750%	3/2/63	30	29
	AstraZeneca Finance LLC	4.850%	2/26/29	65	66
	AstraZeneca Finance LLC	2.250%	5/28/31	490	429
	AstraZeneca plc	4.000%	9/18/42	600	507
	AstraZeneca plc	4.375%	11/16/45	400	348
[7]	Bausch + Lomb Corp.	8.375%	10/1/28	30	31
	Baxter International Inc.	1.915%	2/1/27	30	29
[4,9]	Bayer AG	1.375%	7/6/32	100	91
[4,9]	Bayer AG	4.625%	5/26/33	500	561
[9]	Bayer AG	1.000%	1/12/36	100	78
	Becton Dickinson & Co.	4.874%	2/8/29	100	101
[9]	Becton Dickinson Euro Finance Sarl	1.336%	8/13/41	200	141
	Cardinal Health Inc.	5.750%	11/15/54	1,710	1,670
	Cencora Inc.	4.625%	12/15/27	430	431
	Centene Corp.	2.450%	7/15/28	1,880	1,716
	Centene Corp.	4.625%	12/15/29	3,700	3,545
	Centene Corp.	3.375%	2/15/30	1,500	1,358
	Centene Corp.	3.000%	10/15/30	910	796
	Cigna Group	3.200%	3/15/40	100	76
[4]	CommonSpirit Health	4.350%	11/1/42	800	670
[7]	Community Health Systems Inc.	5.625%	3/15/27	80	76
[7]	Community Health Systems Inc.	10.875%	1/15/32	7	7
	CVS Health Corp.	3.625%	4/1/27	547	536
	CVS Health Corp.	5.125%	2/21/30	2	2
	CVS Health Corp.	4.780%	3/25/38	210	189
	CVS Health Corp.	4.125%	4/1/40	441	358
	CVS Health Corp.	5.125%	7/20/45	253	221
	CVS Health Corp.	5.875%	6/1/53	200	189
	CVS Health Corp.	6.050%	6/1/54	445	432
	CVS Health Corp.	6.000%	6/1/63	270	255
[7]	DaVita Inc.	4.625%	6/1/30	40	37
[7]	DaVita Inc.	3.750%	2/15/31	30	26
[7]	DaVita Inc.	6.875%	9/1/32	10	10
	Elevance Health Inc.	5.150%	6/15/29	180	184
	Elevance Health Inc.	5.500%	10/15/32	455	469
	Elevance Health Inc.	4.625%	5/15/42	300	264
	Elevance Health Inc.	4.550%	3/1/48	300	251
	Elevance Health Inc.	3.125%	5/15/50	500	325
	Elevance Health Inc.	3.600%	3/15/51	900	637
	Elevance Health Inc.	6.100%	10/15/52	1,210	1,237
	Elevance Health Inc.	5.125%	2/15/53	540	484
	Elevance Health Inc.	5.650%	6/15/54	770	743
	Elevance Health Inc.	5.700%	2/15/55	1,675	1,632
	Elevance Health Inc.	5.850%	11/1/64	400	391
	Eli Lilly & Co.	4.875%	2/27/53	50	46
[7]	Fortrea Holdings Inc.	7.500%	7/1/30	10	9
	GE HealthCare Technologies Inc.	4.800%	8/14/29	260	261
	GE HealthCare Technologies Inc.	6.377%	11/22/52	300	325
	Gilead Sciences Inc.	4.000%	9/1/36	120	108
	Gilead Sciences Inc.	4.150%	3/1/47	157	129
	GlaxoSmithKline Capital Inc.	4.200%	3/18/43	2,400	2,067
	HCA Inc.	5.000%	3/1/28	370	373
	HCA Inc.	5.250%	3/1/30	740	749
	HCA Inc.	5.450%	4/1/31	340	345
	HCA Inc.	2.375%	7/15/31	1,550	1,319
	HCA Inc.	5.125%	6/15/39	230	213
	HCA Inc.	4.625%	3/15/52	35	28
	HCA Inc.	5.900%	6/1/53	1,360	1,297
	HCA Inc.	6.000%	4/1/54	1,475	1,428
[7]	Medline Borrower LP	6.250%	4/1/29	3	3
18

Core Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Merck & Co. Inc.	3.700%	2/10/45	800	631
	Merck & Co. Inc.	2.750%	12/10/51	800	496
	Pfizer Investment Enterprises Pte. Ltd.	5.300%	5/19/53	1,200	1,139
	Quest Diagnostics Inc.	4.200%	6/30/29	260	256
	Takeda Pharmaceutical Co. Ltd.	3.375%	7/9/60	100	64
	Teva Pharmaceutical Finance Netherlands III BV	3.150%	10/1/26	150	145
	Teva Pharmaceutical Finance Netherlands III BV	5.125%	5/9/29	15	15
	UnitedHealth Group Inc.	6.500%	6/15/37	100	111
	UnitedHealth Group Inc.	3.500%	8/15/39	400	325
	UnitedHealth Group Inc.	4.450%	12/15/48	350	292
	UnitedHealth Group Inc.	5.050%	4/15/53	750	677
	UnitedHealth Group Inc.	5.375%	4/15/54	834	790
	UnitedHealth Group Inc.	5.625%	7/15/54	1,000	981
	Zimmer Biomet Holdings Inc.	5.200%	9/15/34	718	715
					47,472
Industrials (1.2%)
[7]	Air Canada	3.875%	8/15/26	40	39
	Allegion plc	3.500%	10/1/29	1	1
[7]	American Airlines Inc.	7.250%	2/15/28	25	25
[7]	American Airlines Inc.	5.750%	4/20/29	50	49
[7]	American Airlines Inc.	8.500%	5/15/29	40	41
[7]	Arcosa Inc.	6.875%	8/15/32	5	5
[7]	Axon Enterprise Inc.	6.125%	3/15/30	25	25
[7]	Axon Enterprise Inc.	6.250%	3/15/33	20	20
	Boeing Co.	5.040%	5/1/27	2,466	2,477
	Boeing Co.	6.298%	5/1/29	755	791
	Boeing Co.	5.150%	5/1/30	485	488
	Boeing Co.	3.625%	2/1/31	1,479	1,372
	Boeing Co.	6.388%	5/1/31	995	1,060
	Boeing Co.	6.528%	5/1/34	2,252	2,412
	Boeing Co.	5.705%	5/1/40	100	97
	Boeing Co.	6.858%	5/1/54	3,630	3,945
	Boeing Co.	5.930%	5/1/60	320	301
	Boeing Co.	7.008%	5/1/64	110	120
[7]	Bombardier Inc.	7.000%	6/1/32	5	5
	Burlington Northern Santa Fe LLC	5.500%	3/15/55	120	119
	Canadian Pacific Railway Co.	3.500%	5/1/50	453	319
	Carrier Global Corp.	6.200%	3/15/54	209	223
[7]	Clean Harbors Inc.	5.125%	7/15/29	60	59
	Delta Air Lines Inc.	4.375%	4/19/28	644	632
[7]	ERAC USA Finance LLC	7.000%	10/15/37	150	171
[7]	Gates Corp.	6.875%	7/1/29	5	5
[7]	Genesee & Wyoming Inc.	6.250%	4/15/32	20	20
[7]	Herc Holdings Inc.	6.625%	6/15/29	5	5
	Hillenbrand Inc.	6.250%	2/15/29	10	10
	Honeywell International Inc.	4.750%	2/1/32	60	60
	Huntington Ingalls Industries Inc.	5.353%	1/15/30	1,684	1,707
	Ingersoll Rand Inc.	5.197%	6/15/27	30	30
	Ingersoll Rand Inc.	5.176%	6/15/29	10	10
	Ingersoll Rand Inc.	5.700%	6/15/54	110	109
[7]	JetBlue Airways Corp.	9.875%	9/20/31	22	22
	L3Harris Technologies Inc.	5.250%	6/1/31	120	122
	Lockheed Martin Corp.	4.090%	9/15/52	500	397
	Lockheed Martin Corp.	4.150%	6/15/53	750	600
	Lockheed Martin Corp.	5.200%	2/15/55	1,470	1,390
	Lockheed Martin Corp.	4.300%	6/15/62	100	79
	Lockheed Martin Corp.	5.200%	2/15/64	1,605	1,488
[7]	Mileage Plus Holdings LLC	6.500%	6/20/27	2,435	2,445
[4,9]	Motability Operations Group plc	3.875%	1/24/34	500	539
[4,10]	Motability Operations Group plc	2.125%	1/18/42	200	148
[4,10]	Motability Operations Group plc	4.875%	1/17/43	200	217
	Norfolk Southern Corp.	3.050%	5/15/50	585	381
	Norfolk Southern Corp.	5.950%	3/15/64	40	41
	Northrop Grumman Corp.	4.030%	10/15/47	500	399
	Otis Worldwide Corp.	5.250%	8/16/28	325	332
	Parker-Hannifin Corp.	4.000%	6/14/49	500	397
	RTX Corp.	6.050%	6/1/36	120	127
	RTX Corp.	4.875%	10/15/40	53	50
	RTX Corp.	4.500%	6/1/42	393	346
19

Core Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	RTX Corp.	3.750%	11/1/46	500	381
	RTX Corp.	4.050%	5/4/47	500	397
	RTX Corp.	3.125%	7/1/50	193	127
[4]	Ryder System Inc.	5.300%	3/15/27	30	30
[4]	Ryder System Inc.	5.500%	6/1/29	1,500	1,540
[7]	Spirit AeroSystems Inc.	9.750%	11/15/30	90	99
[7]	Stonepeak Nile Parent LLC	7.250%	3/15/32	5	5
[4,9]	Sydney Airport Finance Co. Pty Ltd.	4.125%	4/30/36	200	217
[7]	Terex Corp.	6.250%	10/15/32	7	7
[7]	TransDigm Inc.	6.375%	3/1/29	35	35
[7]	TransDigm Inc.	6.625%	3/1/32	60	61
	Union Pacific Corp.	3.799%	4/6/71	200	137
[7]	United Airlines Inc.	4.375%	4/15/26	60	59
	Waste Management Inc.	5.350%	10/15/54	898	877
[7]	Waste Pro USA Inc.	7.000%	2/1/33	5	5
[7]	WESCO Distribution Inc.	6.375%	3/15/33	60	60
					30,309
Materials (0.7%)
[7]	Alumina Pty Ltd.	6.125%	3/15/30	10	10
[7]	Alumina Pty Ltd.	6.375%	9/15/32	65	64
[7]	Amcor Flexibles North America Inc.	4.800%	3/17/28	2,040	2,052
[7]	Amcor Flexibles North America Inc.	5.100%	3/17/30	1,520	1,534
[7]	Ardagh Metal Packaging Finance USA LLC	6.000%	6/15/27	30	30
	Ball Corp.	6.000%	6/15/29	10	10
	Berry Global Inc.	5.650%	1/15/34	1,199	1,214
[7]	Big River Steel LLC	6.625%	1/31/29	95	95
[4]	Braskem Netherlands Finance BV	4.500%	1/10/28	241	225
[4]	Braskem Netherlands Finance BV	5.875%	1/31/50	305	211
	Celanese US Holdings LLC	6.750%	4/15/33	25	24
	Celulosa Arauco y Constitucion SA	3.875%	11/2/27	300	292
[7]	Chemours Co.	4.625%	11/15/29	90	77
[7]	Chemours Co.	8.000%	1/15/33	15	14
[7]	Cleveland-Cliffs Inc.	7.500%	9/15/31	7	7
[7]	Cleveland-Cliffs Inc.	7.375%	5/1/33	35	34
[6,7]	Clydesdale Acquisition Holdings Inc.	6.750%	4/15/32	55	55
	Dow Chemical Co.	5.600%	2/15/54	85	79
	Eastman Chemical Co.	4.500%	12/1/28	185	184
	Freeport-McMoRan Inc.	5.000%	9/1/27	500	500
	Freeport-McMoRan Inc.	5.450%	3/15/43	800	751
[4]	Gerdau Trade Inc.	4.875%	10/24/27	1,109	1,108
	LYB International Finance III LLC	2.250%	10/1/30	300	261
	LYB International Finance III LLC	4.200%	5/1/50	650	485
[7]	Magnera Corp.	7.250%	11/15/31	10	10
[4]	Newmont Corp.	5.875%	4/1/35	150	157
	Newmont Corp.	4.875%	3/15/42	243	224
[7]	NOVA Chemicals Corp.	9.000%	2/15/30	13	14
[7]	Novelis Inc.	6.875%	1/30/30	18	18
	Nutrien Ltd.	4.900%	3/27/28	70	71
	Nutrien Ltd.	4.200%	4/1/29	500	490
	Nutrien Ltd.	2.950%	5/13/30	1,448	1,326
	Nutrien Ltd.	4.900%	6/1/43	200	179
[7]	Olin Corp.	6.625%	4/1/33	15	15
[7]	Olympus Water US Holding Corp.	9.750%	11/15/28	30	31
[7]	Olympus Water US Holding Corp.	7.250%	6/15/31	40	39
[7]	Owens-Brockway Glass Container Inc.	7.250%	5/15/31	84	82
[7]	Owens-Brockway Glass Container Inc.	7.375%	6/1/32	7	7
[7]	Quikrete Holdings Inc.	6.375%	3/1/32	16	16
[7]	Quikrete Holdings Inc.	6.750%	3/1/33	10	10
	Rio Tinto Finance USA Ltd.	2.750%	11/2/51	500	305
	Rio Tinto Finance USA plc	5.000%	3/9/33	541	543
[4]	Sherwin-Williams Co.	4.550%	3/1/28	505	506
[7]	Smurfit Kappa Treasury ULC	5.438%	4/3/34	520	525
[7]	Smurfit Westrock Financing DAC	5.418%	1/15/35	801	804
	Southern Copper Corp.	3.875%	4/23/25	95	95
[4]	Suzano Austria GmbH	5.750%	7/14/26	1,025	1,037
	Vale Overseas Ltd.	3.750%	7/8/30	300	279
	Vulcan Materials Co.	4.950%	12/1/29	316	319
	Vulcan Materials Co.	5.700%	12/1/54	378	369
[7]	WR Grace Holdings LLC	5.625%	8/15/29	30	26
20

Core Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	WRKCo Inc.	3.375%	9/15/27	300	291
	WRKCo Inc.	4.000%	3/15/28	175	172
					17,276
Real Estate (0.6%)
	American Tower Corp.	3.125%	1/15/27	205	200
	American Tower Corp.	3.550%	7/15/27	500	489
	American Tower Corp.	3.100%	6/15/50	150	98
[4,9]	Aroundtown SA	1.450%	7/9/28	1,100	1,104
	Crown Castle Inc.	5.000%	1/11/28	590	592
	Crown Castle Inc.	3.800%	2/15/28	300	292
	Crown Castle Inc.	4.900%	9/1/29	1,300	1,294
	Crown Castle Inc.	3.300%	7/1/30	400	367
	Crown Castle Inc.	5.800%	3/1/34	610	621
[9]	Digital Dutch Finco BV	1.500%	3/15/30	300	294
[9]	Digital Dutch Finco BV	1.000%	1/15/32	200	178
[9]	Digital Dutch Finco BV	3.875%	9/13/33	400	422
	Digital Realty Trust LP	3.700%	8/15/27	500	491
	Equinix Europe 2 Financing Corp. LLC	5.500%	6/15/34	1,100	1,120
	Extra Space Storage LP	5.700%	4/1/28	1,820	1,869
	Extra Space Storage LP	3.900%	4/1/29	180	174
	Extra Space Storage LP	5.500%	7/1/30	1,482	1,519
	Extra Space Storage LP	5.900%	1/15/31	1,800	1,872
	Healthpeak OP LLC	3.500%	7/15/29	500	474
	Highwoods Realty LP	2.600%	2/1/31	648	550
	Highwoods Realty LP	7.650%	2/1/34	74	83
	Hudson Pacific Properties LP	5.950%	2/15/28	10	9
	Kilroy Realty LP	4.750%	12/15/28	22	22
	Kimco Realty OP LLC	4.250%	4/1/45	8	6
[7]	Ladder Capital Finance Holdings LLLP	7.000%	7/15/31	5	5
	Mid-America Apartments LP	5.000%	3/15/34	110	109
[7]	MPT Operating Partnership LP	8.500%	2/15/32	10	10
	Omega Healthcare Investors Inc.	3.625%	10/1/29	698	653
[7]	Park Intermediate Holdings LLC	7.000%	2/1/30	2	2
[7]	Pebblebrook Hotel LP	6.375%	10/15/29	5	5
[4,9]	Prologis International Funding II SA	4.375%	7/1/36	100	109
	Prologis LP	1.750%	2/1/31	100	85
	Prologis LP	5.000%	3/15/34	105	104
[9]	Realty Income Corp.	4.875%	7/6/30	100	114
	Realty Income Corp.	5.125%	2/15/34	200	198
	Regency Centers LP	5.250%	1/15/34	200	200
	Sabra Health Care LP	3.900%	10/15/29	4	4
	Sabra Health Care LP	3.200%	12/1/31	408	353
	Service Properties Trust	5.500%	12/15/27	10	10
	Service Properties Trust	8.375%	6/15/29	16	16
	Simon Property Group LP	1.750%	2/1/28	6	6
	Simon Property Group LP	3.800%	7/15/50	241	178
[7]	Starwood Property Trust Inc.	6.000%	4/15/30	20	20
[6,7]	Starwood Property Trust Inc.	6.500%	10/15/30	35	35
	Sun Communities Operating LP	5.500%	1/15/29	70	71
[4,9]	Unibail-Rodamco-Westfield SE	1.750%	7/1/49	200	125
	Weyerhaeuser Co.	6.950%	10/1/27	92	97
[7]	XHR LP	4.875%	6/1/29	5	5
[7]	XHR LP	6.625%	5/15/30	10	10
					16,664
Technology (2.6%)
[7]	Atkore Inc.	4.250%	6/1/31	14	12
	Atlassian Corp.	5.250%	5/15/29	62	63
[7]	Broadcom Inc.	1.950%	2/15/28	90	84
	Broadcom Inc.	4.750%	4/15/29	1,720	1,727
	Broadcom Inc.	5.050%	7/12/29	1,600	1,622
[7]	Broadcom Inc.	3.469%	4/15/34	372	328
[7]	Broadcom Inc.	4.926%	5/15/37	100	96
[7]	Broadcom Inc.	3.750%	2/15/51	380	284
	CDW LLC	5.100%	3/1/30	160	160
[7]	Central Parent Inc.	7.250%	6/15/29	60	52
[7]	Central Parent LLC	8.000%	6/15/29	30	26
	Cisco Systems Inc.	5.300%	2/26/54	200	196
	Cisco Systems Inc.	5.350%	2/26/64	120	116
[7]	Cloud Software Group Inc.	6.500%	3/31/29	80	78
21

Core Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7]	Cloud Software Group Inc.	8.250%	6/30/32	5	5
	Dell Inc.	6.500%	4/15/38	100	106
	Dell International LLC	6.100%	7/15/27	250	258
	Dell International LLC	5.250%	2/1/28	1,600	1,629
	Dell International LLC	5.300%	10/1/29	700	713
	Dell International LLC	5.750%	2/1/33	620	644
	Dell International LLC	5.400%	4/15/34	1,060	1,066
	Dell International LLC	8.100%	7/15/36	2,554	3,046
	Dell International LLC	3.375%	12/15/41	840	619
	Dell International LLC	8.350%	7/15/46	8	10
[7]	Diebold Nixdorf Inc.	7.750%	3/31/30	7	7
[7]	Ellucian Holdings Inc.	6.500%	12/1/29	15	15
	Fiserv Inc.	5.450%	3/15/34	1,100	1,115
[7]	Foundry JV Holdco LLC	5.500%	1/25/31	250	254
[7]	Foundry JV Holdco LLC	6.150%	1/25/32	1,110	1,152
[7]	Foundry JV Holdco LLC	5.900%	1/25/33	430	438
[7]	Foundry JV Holdco LLC	6.100%	1/25/36	3,000	3,069
[7]	Foundry JV Holdco LLC	6.200%	1/25/37	3,800	3,905
[7]	Foundry JV Holdco LLC	6.300%	1/25/39	3,550	3,672
[7]	Gen Digital Inc.	6.250%	4/1/33	30	30
	Hewlett Packard Enterprise Co.	4.400%	9/25/27	4,325	4,312
	Hewlett Packard Enterprise Co.	4.550%	10/15/29	932	922
	Hewlett Packard Enterprise Co.	4.850%	10/15/31	1,236	1,223
	Hewlett Packard Enterprise Co.	5.000%	10/15/34	1,000	974
	Hewlett Packard Enterprise Co.	6.200%	10/15/35	261	276
	Hewlett Packard Enterprise Co.	6.350%	10/15/45	733	751
	Hewlett Packard Enterprise Co.	5.600%	10/15/54	3,145	2,989
	HP Inc.	3.400%	6/17/30	229	213
	Intel Corp.	2.450%	11/15/29	2,582	2,317
	Intel Corp.	2.000%	8/12/31	318	266
	Intel Corp.	5.200%	2/10/33	1,493	1,473
	Intel Corp.	3.734%	12/8/47	634	442
	Intel Corp.	3.050%	8/12/51	420	247
	Intel Corp.	5.700%	2/10/53	1,235	1,136
	Intel Corp.	5.600%	2/21/54	2,064	1,872
	Intel Corp.	3.100%	2/15/60	680	376
	Intel Corp.	5.900%	2/10/63	20	19
[7]	McAfee Corp.	7.375%	2/15/30	26	23
	Oracle Corp.	4.800%	8/3/28	1,740	1,755
[4]	Oracle Corp.	4.200%	9/27/29	4,139	4,058
	Oracle Corp.	3.900%	5/15/35	780	694
	Oracle Corp.	3.850%	7/15/36	300	260
	Oracle Corp.	3.800%	11/15/37	400	337
	Oracle Corp.	6.500%	4/15/38	690	744
	Oracle Corp.	5.375%	7/15/40	1,240	1,181
	Oracle Corp.	4.000%	7/15/46	400	306
	Oracle Corp.	6.900%	11/9/52	1,250	1,377
	Oracle Corp.	5.550%	2/6/53	400	373
	Oracle Corp.	6.000%	8/3/55	185	185
	Oracle Corp.	5.500%	9/27/64	1,218	1,104
	PayPal Holdings Inc.	5.500%	6/1/54	300	289
[7]	Raven Acquisition Holdings LLC	6.875%	11/15/31	10	10
[7]	SS&C Technologies Inc.	5.500%	9/30/27	10	10
	Synopsys Inc.	4.650%	4/1/28	2,000	2,012
	Synopsys Inc.	5.150%	4/1/35	870	874
	Synopsys Inc.	5.700%	4/1/55	2,110	2,094
[7]	UKG Inc.	6.875%	2/1/31	45	46
	Western Digital Corp.	4.750%	2/15/26	110	109
	Western Digital Corp.	2.850%	2/1/29	8	7
					64,253
Utilities (2.0%)
	AEP Texas Inc.	5.450%	5/15/29	120	122
	AEP Transmission Co. LLC	3.800%	6/15/49	240	180
	Alabama Power Co.	5.850%	11/15/33	220	232
	Ameren Corp.	1.750%	3/15/28	300	276
	Ameren Corp.	5.000%	1/15/29	2,970	2,997
	Ameren Corp.	3.500%	1/15/31	355	330
	Atmos Energy Corp.	5.000%	12/15/54	1,240	1,121
	Black Hills Corp.	6.000%	1/15/35	450	466
22

Core Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7]	Calpine Corp.	4.500%	2/15/28	20	19
[7]	Calpine Corp.	4.625%	2/1/29	25	24
	CenterPoint Energy Inc.	5.400%	6/1/29	400	409
[7]	Clearway Energy Operating LLC	4.750%	3/15/28	5	5
[7]	Clearway Energy Operating LLC	3.750%	2/15/31	20	18
[4]	Colbun SA	3.950%	10/11/27	355	348
	Commonwealth Edison Co.	5.900%	3/15/36	215	226
[4]	Consolidated Edison Co. of New York Inc.	4.650%	12/1/48	210	181
	Consolidated Edison Co. of New York Inc.	5.700%	5/15/54	320	319
	Consolidated Edison Co. of New York Inc.	3.600%	6/15/61	1,500	1,021
	Dominion Energy South Carolina Inc.	5.450%	2/1/41	129	127
	DTE Energy Co.	5.850%	6/1/34	350	362
	Duke Energy Carolinas LLC	4.950%	1/15/33	500	500
	Duke Energy Carolinas LLC	3.750%	6/1/45	455	352
	Duke Energy Corp.	4.300%	3/15/28	35	35
	Duke Energy Corp.	4.850%	1/5/29	175	176
	Duke Energy Corp.	2.550%	6/15/31	1,424	1,244
	Duke Energy Corp.	4.500%	8/15/32	400	386
	Duke Energy Corp.	3.750%	9/1/46	400	295
	Duke Energy Corp.	5.800%	6/15/54	100	98
	Duke Energy Florida LLC	3.400%	10/1/46	500	358
	Duke Energy Florida LLC	6.200%	11/15/53	500	529
	Duke Energy Ohio Inc.	5.550%	3/15/54	100	97
	Edison International	5.450%	6/15/29	350	345
	Entergy Arkansas LLC	3.350%	6/15/52	330	223
	Exelon Corp.	3.350%	3/15/32	820	740
	Exelon Corp.	4.450%	4/15/46	400	331
	Exelon Corp.	4.700%	4/15/50	660	555
	Exelon Corp.	5.600%	3/15/53	50	48
	Exelon Corp.	5.875%	3/15/55	2,850	2,842
[7]	FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple	7.250%	1/31/41	380	377
[4]	Georgia Power Co.	4.750%	9/1/40	100	92
[7]	Jersey Central Power & Light Co.	5.100%	1/15/35	780	771
[4]	Kallpa Generacion SA	4.125%	8/16/27	338	333
	MidAmerican Energy Co.	5.300%	2/1/55	370	351
[4,9]	National Grid plc	0.750%	9/1/33	200	168
	National Grid plc	5.418%	1/11/34	300	303
	Nevada Power Co.	6.250%	5/15/55	550	546
	NextEra Energy Capital Holdings Inc.	6.375%	8/15/55	1,630	1,638
	NiSource Inc.	5.250%	3/30/28	500	509
	NiSource Inc.	5.200%	7/1/29	360	367
	NiSource Inc.	5.400%	6/30/33	480	482
	NiSource Inc.	5.350%	4/1/34	679	681
	NiSource Inc.	4.375%	5/15/47	150	123
	NiSource Inc.	5.000%	6/15/52	500	444
	NiSource Inc.	5.850%	4/1/55	2,070	2,056
	Northern States Power Co.	2.900%	3/1/50	600	387
[7]	NRG Energy Inc.	6.250%	11/1/34	10	10
	Pacific Gas & Electric Co.	6.100%	1/15/29	4,288	4,431
	Pacific Gas & Electric Co.	4.200%	3/1/29	70	68
	Pacific Gas & Electric Co.	5.550%	5/15/29	1,460	1,480
	Pacific Gas & Electric Co.	2.500%	2/1/31	700	602
	Pacific Gas & Electric Co.	5.800%	5/15/34	60	61
	Pacific Gas & Electric Co.	4.500%	7/1/40	678	575
	Pacific Gas & Electric Co.	3.300%	8/1/40	8	6
	Pacific Gas & Electric Co.	4.750%	2/15/44	90	75
	Pacific Gas & Electric Co.	6.750%	1/15/53	50	52
	Pacific Gas & Electric Co.	6.150%	3/1/55	300	293
[7]	Pattern Energy Operations LP	4.500%	8/15/28	2	2
	Public Service Enterprise Group Inc.	5.200%	4/1/29	240	244
[7]	Saavi Energia Sarl	8.875%	2/10/35	1,650	1,668
	San Diego Gas & Electric Co.	5.550%	4/15/54	240	232
	Sempra	6.625%	4/1/55	1,900	1,857
	Southern California Edison Co.	4.875%	2/1/27	700	703
	Southern California Edison Co.	5.300%	3/1/28	455	460
	Southern California Edison Co.	5.450%	6/1/31	410	415
	Southern California Edison Co.	5.200%	6/1/34	200	195
	Southern California Edison Co.	4.650%	10/1/43	800	671
	Southern California Edison Co.	4.000%	4/1/47	510	380
[4]	Southern California Edison Co.	4.125%	3/1/48	100	75
23

Core Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Southern California Gas Co.	3.950%	2/15/50	110	83
	Southern Co. Gas Capital Corp.	4.950%	9/15/34	400	389
	Southern Co. Gas Capital Corp.	5.875%	3/15/41	310	314
	Tampa Electric Co.	4.900%	3/1/29	200	202
	Union Electric Co.	3.900%	4/1/52	750	572
	Union Electric Co.	5.125%	3/15/55	430	395
[4,9]	United Utilities Water Finance plc	3.750%	5/23/34	900	953
[4,10]	United Utilities Water Finance plc	5.250%	1/22/46	300	331
	Virginia Electric & Power Co.	5.000%	1/15/34	400	395
[4]	Virginia Electric & Power Co.	3.800%	9/15/47	362	274
	Virginia Electric & Power Co.	2.450%	12/15/50	1,600	903
[4]	Virginia Electric & Power Co.	4.625%	5/15/52	75	63
	Virginia Electric & Power Co.	5.450%	4/1/53	540	516
	Virginia Electric & Power Co.	5.700%	8/15/53	600	592
	Virginia Electric & Power Co.	5.550%	8/15/54	1,040	1,007
[7]	XPLR Infrastructure Operating Partners LP	8.375%	1/15/31	15	15
[7]	XPLR Infrastructure Operating Partners LP	8.625%	3/15/33	15	15
[10]	Yorkshire Water Finance plc	1.750%	11/26/26	605	736
					49,875
Total Corporate Bonds (Cost $648,897)					646,140
Sovereign Bonds (11.5%)
[4]	Abu Dhabi Developmental Holding Co. PJSC	5.375%	5/8/29	530	542
[9]	Adif Alta Velocidad	3.125%	1/31/30	4,200	4,544
[9]	Adif Alta Velocidad	3.625%	4/30/35	5,200	5,550
[9]	Aeroports de Paris SA	2.750%	6/5/28	1,000	1,075
[4,9]	Arab Republic of Egypt	4.750%	4/16/26	1,055	1,116
[4]	Asian Development Bank	4.375%	1/14/28	1,618	1,635
[4,9,11]	Bank Gospodarstwa Krajowego	4.000%	3/13/32	116	128
[4,11]	Bank Gospodarstwa Krajowego	5.375%	5/22/33	200	200
[4]	Bermuda	3.717%	1/25/27	2,438	2,384
[4]	Bermuda	4.750%	2/15/29	320	318
[4,7]	Cassa Depositi e Prestiti SpA	5.875%	4/30/29	1,514	1,573
[4]	Cassa Depositi e Prestiti SpA	5.875%	4/30/29	1,038	1,077
[4,7]	Central American Bank for Economic Integration	5.000%	1/25/27	245	247
[4,7]	Central American Bank for Economic Integration	4.750%	1/24/28	8,287	8,379
[4]	Ciudad Autonoma De Buenos Aires	7.500%	6/1/27	200	201
	Corp. Andina de Fomento	5.000%	1/24/29	290	296
	Corp. Andina de Fomento	5.000%	1/22/30	7,897	8,085
[4]	Corp. Nacional del Cobre de Chile	3.625%	8/1/27	3,574	3,483
[4,7,12]	Dexia SA	4.750%	1/24/30	2,070	2,101
[4]	Dominican Republic	5.950%	1/25/27	313	314
[4]	Dominican Republic	6.000%	7/19/28	4,500	4,525
[4,7]	Dominican Republic	6.950%	3/15/37	2,603	2,632
	Ecopetrol SA	8.625%	1/19/29	500	530
	Ecopetrol SA	6.875%	4/29/30	133	132
	Ecopetrol SA	7.750%	2/1/32	578	566
[4,9]	European Union	0.300%	11/4/50	7,180	3,527
[4,9]	European Union	0.700%	7/6/51	4,830	2,607
[9]	Gemeinsame Deutsche Bundeslaender	2.625%	2/27/30	8,118	8,773
[7,9]	Hellenic Republic	3.375%	6/15/34	4,294	4,621
[7,9]	Hellenic Republic	3.625%	6/15/35	4,915	5,357
[7,9]	Hellenic Republic	4.375%	7/18/38	1,868	2,126
[9]	Hellenic Republic	4.200%	1/30/42	1,140	1,259
[7,9]	Hellenic Republic	4.125%	6/15/54	1,959	2,059
[9]	Ile-de-France Mobilites	3.800%	5/25/45	1,300	1,359
[4,13]	Japan	0.400%	3/20/50	888,000	3,731
[4,13]	Japan	1.200%	6/20/53	84,200	418
[4,13]	Japan	2.200%	6/20/54	84,200	528
[4,6,7]	Japan Finance Organization for Municipalities	4.375%	4/2/30	6,730	6,757
[9]	Junta de Andalucia	3.300%	4/30/35	5,800	6,121
[7]	Kingdom of Belgium	4.875%	6/10/55	388	368
[4]	Kingdom of Morocco	2.375%	12/15/27	1,700	1,576
[4,7]	Kingdom of Saudi Arabia	5.125%	1/13/28	2,650	2,682
[4,7]	Kommuninvest I Sverige AB	4.125%	4/21/27	12,590	12,611
	Korea Hydro & Nuclear Power Co. Ltd.	5.000%	7/18/28	237	241
[4,7]	KSA Sukuk Ltd.	5.250%	6/4/27	540	548
[4,14]	Magyar Export-Import Bank Zrt.	6.125%	12/4/27	2,006	2,043
[4]	Malaysia Sovereign Sukuk Bhd.	3.043%	4/22/25	2,030	2,028
24

Core Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Oman Government Bond	4.750%	6/15/26	6,340	6,309
[7,9]	OMERS Finance Trust	3.250%	1/28/35	3,739	3,996
[4,7]	Ontario Teachers' Finance Trust	4.625%	4/10/29	250	253
[4]	Paraguay Government Bond	4.700%	3/27/27	817	809
	Petroleos Mexicanos	6.875%	10/16/25	575	574
	Petroleos Mexicanos	4.500%	1/23/26	2,180	2,134
	Petroleos Mexicanos	6.500%	3/13/27	1,760	1,722
	Petroleos Mexicanos	8.750%	6/2/29	1,070	1,070
	Province of Saskatchewan	4.650%	1/28/30	7,803	7,944
[4,9]	Regie Autonome des Transports Parisiens EPIC	3.250%	5/25/34	3,200	3,385
[7,9]	Republic of Albania	4.750%	2/14/35	1,892	1,966
[4]	Republic of Chile	2.750%	1/31/27	4,869	4,707
[4]	Republic of Chile	3.240%	2/6/28	3,700	3,565
[4]	Republic of Chile	2.450%	1/31/31	4,000	3,507
[4,9]	Republic of Chile	3.750%	1/14/32	215	232
[4]	Republic of Chile	5.650%	1/13/37	200	203
[4]	Republic of Colombia	3.000%	1/30/30	800	681
[4]	Republic of Colombia	3.125%	4/15/31	1,930	1,565
[4]	Republic of Colombia	7.750%	11/7/36	1,655	1,618
[4]	Republic of Colombia	5.200%	5/15/49	1,500	1,003
[4]	Republic of Guatemala	4.375%	6/5/27	1,700	1,658
[4]	Republic of Hungary	6.125%	5/22/28	3,200	3,286
[9]	Republic of Iceland	3.500%	3/21/34	3,355	3,699
[4,9]	Republic of Indonesia	3.375%	7/30/25	100	108
[4]	Republic of Indonesia	4.150%	9/20/27	2,691	2,669
	Republic of Indonesia	3.500%	1/11/28	1,300	1,262
[4]	Republic of Indonesia	4.550%	1/11/28	200	200
[4]	Republic of Indonesia	5.250%	1/15/30	5,240	5,315
[4]	Republic of Italy	1.250%	2/17/26	5,000	4,864
[4,7]	Republic of Latvia	5.125%	7/30/34	3,500	3,469
[9]	Republic of Lithuania	3.500%	7/3/31	264	289
[4]	Republic of Panama	3.160%	1/23/30	1,500	1,309
[4]	Republic of Panama	3.870%	7/23/60	1,000	538
[4]	Republic of Paraguay	5.000%	4/15/26	340	340
[4]	Republic of Peru	2.392%	1/23/26	4,501	4,412
[4]	Republic of Peru	2.783%	1/23/31	7,667	6,745
[4]	Republic of Peru	5.375%	2/8/35	508	499
	Republic of Poland	4.875%	2/12/30	1,278	1,290
[4]	Republic of Poland	5.750%	11/16/32	600	629
	Republic of South Africa	5.875%	9/16/25	4,298	4,300
	Republic of South Africa	4.300%	10/12/28	2,630	2,478
	Republic of South Africa	4.850%	9/30/29	2,700	2,541
[4,7]	Republic of South Africa	7.950%	11/19/54	880	827
	Republic of the Philippines	3.229%	3/29/27	671	654
	Republic of the Philippines	5.170%	10/13/27	200	203
	Republic of the Philippines	3.000%	2/1/28	200	192
	Republic of the Philippines	1.950%	1/6/32	370	307
	Republic of the Philippines	5.250%	5/14/34	200	201
[4]	Republic of Turkiye	7.125%	2/12/32	2,734	2,686
[4]	Republic of Turkiye	4.875%	4/16/43	453	316
[4]	Republic of Turkiye	5.750%	5/11/47	403	302
[4]	Saudi Arabian Oil Co.	1.625%	11/24/25	200	196
[4,9]	Serbia International Bond	3.125%	5/15/27	760	809
[4,9]	Serbia International Bond	1.000%	9/23/28	550	532
[4]	Serbia International Bond	2.125%	12/1/30	1,000	824
[9]	Slovakia Government Bond	3.750%	2/27/40	8,377	8,811
[4,15]	Southern Gas Corridor CJSC	6.875%	3/24/26	6,312	6,377
[9]	State of Bremen	2.750%	1/28/33	2,266	2,414
[4]	State of Israel	5.375%	3/12/29	715	720
[4]	State of Israel	5.375%	2/19/30	1,360	1,369
[4,9,12]	UNEDIC ASSEO	3.375%	11/25/33	6,100	6,632
[10]	United Kingdom	4.375%	7/31/54	10,364	11,552
	United Mexican States	4.150%	3/28/27	1,200	1,184
	United Mexican States	4.500%	4/22/29	7,500	7,283
[4]	United Mexican States	2.659%	5/24/31	200	169
[4]	United Mexican States	4.875%	5/19/33	615	567
[4]	United Mexican States	6.875%	5/13/37	8,825	9,063
Total Sovereign Bonds (Cost $284,711)					286,306
25

Core Bond ETF
			Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Taxable Municipal Bonds (0.1%)
	Los Angeles CA Department of Water & Power Revenue (Cost $1,883)		6.574%	7/1/45	1,835	1,941
					Shares
Temporary Cash Investments (1.5%)
Money Market Fund (1.3%)
[16]	Vanguard Market Liquidity Fund		4.342%		311,861	31,183
				Maturity Date	Face Amount ($000)
U.S. Government and Agency Obligations (0.2%)
	United States Treasury Bill		4.079%	3/19/26	6,234	5,998
Total Temporary Cash Investments (Cost $37,178)						37,181
		Expiration Date	Contracts	Exercise Price	Notional Amount ($000)
Options Purchased (0.0%)
Exchange-Traded Options (0.0%)
Call Options
	10-Year U.S. Treasury Note Futures Contracts	5/23/25	33	$112.50	3,713	20
Put Options
	10-Year U.S. Treasury Note Futures Contracts	5/23/25	33	108.00	3,564	5
		Counterparty	Expiration Date	Exercise Rate	Notional Amount on Underlying Swap ($000)
Over-the-Counter Swaptions (0.0%)
Put Swaptions
	5-Year Interest Rate Swap, Receives SOFR Annually, Pays 3.750% Annually	GSI	6/26/25	3.750%	1,050	8
	5-Year Interest Rate Swap, Receives SOFR Annually, Pays 3.750% Annually	GSI	6/26/25	3.750%	15,150	112
	5-Year Interest Rate Swap, Receives SOFR Annually, Pays 4.300% Annually	GSI	6/26/25	4.300%	1,050	1
	5-Year Interest Rate Swap, Receives SOFR Annually, Pays 4.300% Annually	GSI	6/26/25	4.300%	15,150	21
	10-Year Interest Rate Swap, Receives SOFR Annually, Pays 4.000% Annually	MSCS	6/10/25	4.000%	25,800	193
	30-Year Interest Rate Swap, Receives SOFR Annually, Pays 4.300% Annually	GSI	3/11/26	4.300%	10,100	289
26

Core Bond ETF
	Counterparty	Expiration Date	Exercise Rate	Notional Amount on Underlying Swap ($000)	Market Value• ($000)
30-Year Interest Rate Swap, Receives SOFR Annually, Pays 4.440% Annually	DBAG	1/29/26	4.440%	4,000	81
					705
Total Options Purchased (Cost $890)					730
Total Investments (104.3%) (Cost $2,606,351)					2,608,486
Other Assets and Liabilities—Net (-4.3%)					(107,055)
Net Assets (100%)					2,501,431
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Securities with a value of $4,009 have been segregated as collateral for open forward currency contracts and over-the-counter swap contracts.
2	Securities with a value of $2,213 have been segregated as initial margin for open centrally cleared swap contracts.
3	Securities with a value of $5,063 have been segregated as initial margin for open futures contracts.
4	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
5	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
6	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of March 31, 2025.
7	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2025, the aggregate value was $272,348, representing 10.9% of net assets.
8	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
9	Face amount denominated in euro.
10	Face amount denominated in British pounds.
11	Guaranteed by the Republic of Poland.
12	Guaranteed by the Republic of France.
13	Face amount denominated in Japanese yen.
14	Guaranteed by the Republic of Hungary.
15	Guaranteed by the Republic of Azerbaijan.
16	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
DAC—Designated Activity Company.
DBAG—Deutsche Bank AG.
GSI—Goldman Sachs International.
MSCS—Morgan Stanley Capital Services LLC.
REMICS—Real Estate Mortgage Investment Conduits.
SOFR—Secured Overnight Financing Rate.
SOFR30A—30 Day Average Secured Overnight Financing Rate.
UMBS—Uniform Mortgage-Backed Securities.

Derivative Financial Instruments Outstanding as of Period End

Options Written

	Expiration Date	Contracts	Exercise Price	Notional Amount ($000)	Market Value ($000)
Exchange-Traded Options
Call Options
10-Year U.S. Treasury Note Futures Contracts	5/23/25	33	$110.50	3,647	(48)

Put Options
10-Year U.S. Treasury Note Futures Contracts	5/23/25	33	$110.00	3,630	(18)
					(66)

27

Core Bond ETF
	Counterparty	Expiration Date	Exercise Rate	Notional Amount on Underlying Swap ($000)	Market Value ($000)
Over-the-Counter Swaptions
Call Swaptions
10-Year Interest Rate Swap, Receives SOFR Annually, Pays 4.205% Annually	DBAG	1/29/35	4.205%	2,200	(197)

Put Swaptions
5-Year Interest Rate Swap, Pays SOFR Annually, Receives 3.950% Annually	MSCS	6/10/25	3.950%	23,600	(82)
5-Year Interest Rate Swap, Pays SOFR Annually, Receives 4.000% Annually	GSI	6/26/25	4.000%	1,050	(4)
5-Year Interest Rate Swap, Pays SOFR Annually, Receives 4.000% Annually	GSI	6/26/25	4.000%	15,150	(54)
5-Year Interest Rate Swap, Pays SOFR Annually, Receives 4.050% Annually	GSI	6/26/25	4.050%	1,050	(3)
5-Year Interest Rate Swap, Pays SOFR Annually, Receives 4.050% Annually	GSI	6/26/25	4.050%	15,150	(47)
10-Year Interest Rate Swap, Pays SOFR Annually, Receives 4.205% Annually	DBAG	1/29/35	4.205%	2,200	(189)
30-Year Interest Rate Swap, Pays SOFR Annually, Receives 3.780% Annually	GSI	9/11/25	3.780%	5,300	(236)
30-Year Interest Rate Swap, Pays SOFR Annually, Receives 3.920% Annually	MSCS	6/10/25	3.920%	6,000	(117)
30-Year Interest Rate Swap, Pays SOFR Annually, Receives 3.940% Annually	DBAG	1/29/26	3.940%	2,000	(93)
					(825)
					(1,022)
Total Options Written (Premiums Received $1,212)					(1,088)
DBAG—Deutsche Bank AG.
GSI—Goldman Sachs International.
MSCS—Morgan Stanley Capital Services LLC.

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
5-Year U.S. Treasury Note	June 2025	335	36,232	88
Long U.S. Treasury Bond	June 2025	41	4,809	(19)
Ultra 10-Year U.S. Treasury Note	June 2025	660	75,322	352
Ultra Long U.S. Treasury Bond	June 2025	48	5,868	56
				477

Short Futures Contracts
2-Year U.S. Treasury Note	June 2025	(124)	(25,689)	(13)
10-Year Japanese Government Bond	June 2025	(28)	(25,836)	(59)
10-Year U.S. Treasury Note	June 2025	(236)	(26,248)	(77)
Euro-Bobl	June 2025	(154)	(19,614)	(88)
Euro-Bund	June 2025	(332)	(46,249)	572
Euro-Buxl	June 2025	(211)	(27,210)	390
Euro-OAT	June 2025	(66)	(8,756)	(111)
Euro-Schatz	June 2025	(80)	(9,252)	(6)
Long Gilt	June 2025	(14)	(1,658)	11
Mini 10-Year Japanese Government Bond	June 2025	(56)	(5,165)	(14)
				605
				1,082

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
Wells Fargo Bank N.A.	4/15/25	EUR	100,408	USD	108,380	266	—
UBS AG	4/15/25	EUR	14,872	USD	16,208	—	(116)
28

Core Bond ETF
Forward Currency Contracts (continued)
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
Toronto-Dominion Bank	4/15/25	EUR	12,543	USD	13,671	—	(99)
Royal Bank of Canada	4/15/25	EUR	7,316	USD	7,632	284	—
Toronto-Dominion Bank	4/15/25	EUR	4,374	USD	4,722	12	—
Citibank, N.A.	4/15/25	EUR	634	USD	669	17	—
State Street Bank & Trust Co.	6/18/25	EUR	346	USD	376	—	—
State Street Bank & Trust Co.	4/2/25	GBP	19,320	USD	25,019	—	(62)
State Street Bank & Trust Co.	4/2/25	GBP	18,973	USD	24,261	246	—
State Street Bank & Trust Co.	6/18/25	GBP	243	USD	316	—	(2)
State Street Bank & Trust Co.	6/18/25	JPY	34,327	USD	229	2	—
Wells Fargo Bank N.A.	6/18/25	JPY	17,630	USD	119	—	—
UBS AG	4/15/25	JPY	15,709	USD	107	—	(2)
Royal Bank of Canada	4/15/25	USD	118,618	EUR	112,703	—	(3,332)
Wells Fargo Bank N.A.	6/18/25	USD	108,777	EUR	100,408	—	(270)
BNP Paribas	4/15/25	USD	17,274	EUR	15,832	144	—
Wells Fargo Bank N.A.	4/15/25	USD	5,227	EUR	4,779	56	—
State Street Bank & Trust Co.	4/15/25	USD	4,310	EUR	3,958	27	—
UBS AG	4/15/25	USD	2,114	EUR	2,009	—	(60)
State Street Bank & Trust Co.	6/18/25	USD	1,127	EUR	1,027	11	—
UBS AG	6/18/25	USD	596	EUR	549	—	—
JPMorgan Chase Bank, N.A.	4/15/25	USD	348	EUR	331	—	(11)
Wells Fargo Bank N.A.	4/15/25	USD	348	EUR	323	—	(2)
State Street Bank & Trust Co.	4/15/25	USD	222	EUR	212	—	(6)
BNP Paribas	4/2/25	USD	34,795	GBP	27,416	—	(619)
State Street Bank & Trust Co.	6/18/25	USD	17,965	GBP	13,870	50	—
Bank of America, N.A.	4/2/25	USD	8,137	GBP	6,361	—	(80)
Barclays Bank plc	4/2/25	USD	4,407	GBP	3,407	6	—
State Street Bank & Trust Co.	4/2/25	USD	563	GBP	435	2	—
Toronto-Dominion Bank	4/2/25	USD	538	GBP	414	2	—
State Street Bank & Trust Co.	4/2/25	USD	335	GBP	260	—	—
State Street Bank & Trust Co.	6/18/25	USD	4,733	JPY	701,372	16	—
State Street Bank & Trust Co.	6/18/25	USD	123	JPY	18,255	—	—
State Street Bank & Trust Co.	4/15/25	USD	104	JPY	15,709	—	(1)
Toronto-Dominion Bank	6/18/25	USD	105	MXN	2,114	3	—
						1,144	(4,662)
EUR—euro.
GBP—British pound.
JPY—Japanese yen.
MXN—Mexican peso.
USD—U.S. dollar.
29

Core Bond ETF
Centrally Cleared Credit Default Swaps
Reference Entity	Termination Date		Notional Amount (000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
Credit Protection Sold
iTraxx Europe-S43-V1	6/20/30	EUR	2,600	1.000	51	(6)

Credit Protection Purchased
CDX-NA-IG-S43-V1	12/20/29	USD	93,010	(1.000)	(1,771)	252
iTraxx Europe Crossover-S43-V1	6/20/30	EUR	17,000	(5.000)	(1,410)	141
						393
						387
1 Periodic premium received/paid quarterly.
EUR—euro.
USD—U.S. dollar.

Over-the-Counter Credit Default Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Remaining Up-Front Premium Paid (Received) ($000)	Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Credit Protection Purchased
Republic of Colombia	6/20/30	BANA	1,776	(1.000)	102	98	4	—
United Mexican States	6/20/30	BARC	12,415	(1.000)	204	223	—	(19)
					306	321	4	(19)
1 Periodic premium received/paid quarterly.
BANA—Bank of America, N.A.
BARC—Barclays Bank plc.
At March 31, 2025, the counterparties had deposited in segregated accounts securities with a value of $34 in connection with open forward currency contracts and over-the-counter swap contracts.
Centrally Cleared Interest Rate Swaps
Termination Date	Future Effective Date	Notional Amount (000)	Interest Rate Received (%)	Interest Rate (Paid) (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
12/12/25	N/A	14,000[1]	4.151[2]	(4.410)[3]	(10)	(9)
12/12/26	N/A	7,500[1]	4.410[3]	(3.967)[2]	(12)	(12)
6/12/27	6/12/25[4]	3,899,420[5]	0.000[6]	(0.945)[2]	(16)	(16)
6/16/27	6/16/25[4]	3,933,110[5]	0.000[6]	(0.906)[2]	5	5
3/29/29	3/29/27[4]	33,100[1]	3.707[2]	(0.000)[3]	75	75
8/31/29	6/2/25[4]	5,200[1]	0.000[3]	(4.088)[2]	(92)	(92)
8/31/29	6/2/25[4]	5,200[1]	0.000[3]	(3.926)[2]	(59)	(59)
8/31/29	6/2/25[4]	2,700[1]	0.000[3]	(3.623)[2]	1	1
8/31/29	6/2/25[4]	2,585[1]	0.000[3]	(3.799)[2]	(17)	(17)
6/18/35	6/18/25[4]	5,500[7]	2.280[2]	(0.000)[8]	(123)	(119)
					(248)	(243)
1 Notional amount denominated in U.S. dollar.
2 Interest payment received/paid annually.
3 Based on Secured Overnight Financing Rate (SOFR) as of the most recent reset date. Interest payment received/paid annually.
4 Forward interest rate swap. In a forward interest rate swap, the fund and the counterparty agree to make periodic net payments beginning on a specified future effective date.
5 Notional amount denominated in Japanese yen.
6 Based on Tokyo Overnight Average Rate (TONAR) as of the most recent reset date. Interest payment received/paid anually.
7 Notional amount denominated in euro.
8 Based on Euro Short Term Rate (ESTR) as of the most recent reset date. Interest payment received/paid annually.
See accompanying Notes, which are an integral part of the Financial Statements.
30

Core Bond ETF
Statement of Assets and Liabilities
As of March 31, 2025

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $2,575,168)	2,577,303
Affiliated Issuers (Cost $31,183)	31,183
Total Investments in Securities	2,608,486
Investment in Vanguard	55
Cash	606
Foreign Currency, at Value (Cost $263)	261
Receivables for Investment Securities Sold	222,397
Receivables for Accrued Income	19,292
Receivables for Capital Shares Issued	16,255
Swap Premiums Paid	321
Variation Margin Receivable—Centrally Cleared Swap Contracts	16
Unrealized Appreciation—Forward Currency Contracts	1,144
Unrealized Appreciation—Over-the-Counter Swap Contracts	4
Total Assets	2,868,837
Liabilities
Payables for Investment Securities Purchased	361,259
Payables to Vanguard	100
Options Written, at Value (Premiums Received $1,212)	1,088
Variation Margin Payable—Futures Contracts	278
Unrealized Depreciation—Forward Currency Contracts	4,662
Unrealized Depreciation—Over-the-Counter Swap Contracts	19
Total Liabilities	367,406
Net Assets	2,501,431
At March 31, 2025, net assets consisted of:

Paid-in Capital	2,498,165
Total Distributable Earnings (Loss)	3,266
Net Assets	2,501,431
Net Assets
Applicable to 32,365,000 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	2,501,431
Net Asset Value Per Share	$77.29
See accompanying Notes, which are an integral part of the Financial Statements.
31

Core Bond ETF
Statement of Operations

Six Months Ended March 31, 2025
($000)
Investment Income
Income
Interest[1]	37,264
Total Income	37,264
Expenses
The Vanguard Group—Note B
Investment Advisory Services	137
Management and Administrative	552
Marketing and Distribution	52
Custodian Fees	21
Shareholders' Reports and Proxy Fees	17
Trustees’ Fees and Expenses	—
Other Expenses	8
Total Expenses	787
Net Investment Income	36,477
Realized Net Gain (Loss)
Investment Securities Sold[1]	(6,018)
Futures Contracts	29
Options Purchased	(388)
Options Written	161
Swap Contracts	(306)
Forward Currency Contracts	2,626
Foreign Currencies	(334)
Realized Net Gain (Loss)	(4,230)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	(10,948)
Futures Contracts	1,631
Options Purchased	(149)
Options Written	125
Swap Contracts	9
Forward Currency Contracts	(3,545)
Foreign Currencies	30
Change in Unrealized Appreciation (Depreciation)	(12,847)
Net Increase (Decrease) in Net Assets Resulting from Operations	19,400
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $475, $2, and ($1), respectively. Purchases and sales are for temporary cash investment purposes.
See accompanying Notes, which are an integral part of the Financial Statements.
32

Core Bond ETF
Statement of Changes in Net Assets

	Six Months Ended March 31, 2025	December 12, 2023[1] to September 30, 2024
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	36,477	10,220
Realized Net Gain (Loss)	(4,230)	1,145
Change in Unrealized Appreciation (Depreciation)	(12,847)	12,826
Net Increase (Decrease) in Net Assets Resulting from Operations	19,400	24,191
Distributions
Total Distributions	(33,152)	(7,142)
Capital Share Transactions
Issued	1,345,427	1,172,794
Issued in Lieu of Cash Distributions	—	—
Redeemed	—	(20,087)
Net Increase (Decrease) from Capital Share Transactions	1,345,427	1,152,707
Total Increase (Decrease)	1,331,675	1,169,756
Net Assets
Beginning of Period	1,169,756	—
End of Period	2,501,431	1,169,756
1	Inception.
See accompanying Notes, which are an integral part of the Financial Statements.
33

Core Bond ETF
Financial Highlights
	Six Months Ended March 31, 2025	December 12, 2023[1] to September 30, 2024
For a Share Outstanding Throughout Each Period
Net Asset Value, Beginning of Period	$79.04	$75.00
Investment Operations
Net Investment Income[2]	1.771	2.807
Net Realized and Unrealized Gain (Loss) on Investments	(1.806)	3.403
Total from Investment Operations	(.035)	6.210
Distributions
Dividends from Net Investment Income	(1.607)	(2.170)
Distributions from Realized Capital Gains	(.108)	—
Total Distributions	(1.715)	(2.170)
Net Asset Value, End of Period	$77.29	$79.04
Total Return	-0.01%	8.43%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,501	$1,170
Ratio of Total Expenses to Average Net Assets	0.10%	0.10%[3]
Ratio of Net Investment Income to Average Net Assets	4.63%	4.54%[3]
Portfolio Turnover Rate[4,5]	419%	426%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Inception.
2	Calculated based on average shares outstanding.
3	Annualized.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
5	Includes 17% and 82%, respectively, attributable to mortgage-dollar-roll activity.
See accompanying Notes, which are an integral part of the Financial Statements.
34

Core Bond ETF
Notes to Financial Statements
Vanguard Core Bond ETF is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash, short-term investments, or Treasuries in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its MSFTA, and sell or retain any collateral held up to the net amount owed to the fund under the MSFTA.
At March 31, 2025, counterparties had deposited in segregated accounts cash of $20,000 in connection with TBA transactions.
4. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase substantially similar securities in the future at a predetermined price on a predetermined date. The fund forgoes principal and interest paid on the securities sold. In exchange for the forgone principal and interest paid, the fund is compensated by investing the proceeds of the sale, typically in high-quality short-term fixed income securities, and earning interest on such investments. Further the fund receives a lower price on the securities to be repurchased. The fund also enters into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell substantially similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased in the Statement of Assets and Liabilities.
5. Options: The fund invests in options contracts on futures to adjust its exposure to the underlying investments. The primary risk associated with purchasing options is that if interest rates move in such a way that the exercise price of the option exceeds the value of the underlying investment, the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling options is that if interest rates move in such a way that the exercise price of the option exceeds the value of the underlying investment, the counterparty exercises the option, and the fund loses an amount equal to the market value of the option written less the premium received. Counterparty risk involving options on futures contracts is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades options on futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouses, and has entered into clearing agreements with its clearing brokers.
Options contracts on futures are valued at their quoted daily settlement prices. The premium paid for a purchased option is recorded in the Statement of Assets and Liabilities as an asset that is subsequently adjusted daily to the current market value of the option purchased. The premium received for a written option is recorded in the Statement of Assets and Liabilities as an asset with an equal liability that is subsequently adjusted daily to the current market value of the option written. The notional amounts of option contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the options are recorded in the Statement of Operations as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.
During the six months ended ended March 31, 2025, the fund’s average value of investments in options purchased and options written represented less than 1% of net assets, based on the average market values at each quarter-end during the period.
35

Core Bond ETF
6. Swaptions: The fund invests in options on swaps, which are transacted over-the-counter (OTC) and not on an exchange. The fund enters into swaptions to adjust the fund's sensitivity to interest rates or to adjust its exposure to the underlying investments. The fund may purchase a swaption from a counterparty whereby the fund has the right to enter into a swap in which the fund will pay either a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rates, and receive a different floating rate, each applied to a notional amount. The fund may also sell a swaption to a counterparty whereby the fund grants the counterparty the right to enter into a swap in which the fund will pay a floating rate and receive a fixed rate, each applied to a notional amount. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options generally are established through negotiation with the other party to the option contract. Although this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options. Credit risk involves the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund mitigates its counterparty risk by entering into swaptions with a diverse group of prequalified counterparties and monitoring their financial strength.
The primary risk associated with purchasing swaptions is that interest rates or the value of the underlying investments move in such a way that the exercise price of the swaption exceeds the value of the underlying investment, the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling swaptions is that interest rates or the value of the underlying investments move in such a way that the exercise price of the swaption exceeds the value of the underlying investment, the counterparty exercises the swaption, and the resulting interest rate swap results in a negative cash flow to the fund in an amount greater than the premium received. A risk associated with all types of swaptions is the possibility that a counterparty may default on its obligations under the swaption contract.
Swaptions are valued based on market quotations received from independent pricing services or recognized dealers. The premium paid for a purchased swaption is recorded in the Statement of Assets and Liabilities as an asset and is subsequently adjusted daily based on the current market value of the swaption. The premium received for a written swaption is recorded in the Statement of Assets and Liabilities as an asset with an equal liability and is subsequently adjusted daily based on the current market value of the swaption. The notional amounts of option contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of swaptions are recorded in the Statement of Operations as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.
During the six months ended March 31, 2025, the fund’s average value of investments in swaptions purchased and swaptions written represented less than 1% of net assets, based on the average market values at each quarter-end during the period.
7. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended March 31, 2025, the fund’s average investments in long and short futures contracts represented 5% and 9% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
8. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.
During the six months ended March 31, 2025, the fund’s average investment in forward currency contracts represented 11% of net assets, based on the average of the notional amounts at each quarter-end during the period.
36

Core Bond ETF
9. Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.
The fund enters into interest rate swap transactions to adjust the fund’s sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other either an amount that is a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rates, applied to a notional amount. In return, the counterparty agrees to pay a different floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount. The fund enters into inflation swap transactions to transfer inflation risk from one party to another through an exchange of cash flows. Under the terms of the swap, one party pays a fixed rate applied to a notional amount. In return, the other party pays a floating rate linked to an inflation index.
The fund enters into centrally cleared credit default and interest rate swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund's performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.
During the six months ended March 31, 2025, the fund's average amounts of investments in credit protection sold and credit protection purchased represented 1% and 2% of net assets, respectively, based on the average of notional amounts at each quarter-end during the period. The average amount of investments in interest rate swaps represented 14% of net assets, based on the average of notional amounts at each quarter-end during the period.
10. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
11. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
12. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and
37

Core Bond ETF
Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended March 31, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
13. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At March 31, 2025, the fund had contributed to Vanguard capital in the amount of $55,000, representing less than 0.01% of the fund’s net assets and 0.02% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
38

Core Bond ETF
The following table summarizes the market value of the fund's investments and derivatives as of March 31, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	1,421,073	—	1,421,073
Asset-Backed/Commercial Mortgage-Backed Securities	—	215,115	—	215,115
Corporate Bonds	—	646,140	—	646,140
Sovereign Bonds	—	286,306	—	286,306
Taxable Municipal Bonds	—	1,941	—	1,941
Temporary Cash Investments	31,183	5,998	—	37,181
Options Purchased	25	705	—	730
Total	31,208	2,577,278	—	2,608,486

Derivative Financial Instruments
Assets
Futures Contracts[1]	1,469	—	—	1,469
Forward Currency Contracts	—	1,144	—	1,144
Swap Contracts	474[1]	4	—	478
Total	1,943	1,148	—	3,091
Liabilities
Options Written	(66)	(1,022)	—	(1,088)
Futures Contracts[1]	(387)	—	—	(387)
Forward Currency Contracts	—	(4,662)	—	(4,662)
Swap Contracts	(330)[1]	(19)	—	(349)
Total	(783)	(5,703)	—	(6,486)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.  At March 31, 2025, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:
Statement of Assets and Liabilities	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Credit Contracts ($000)	Total ($000)
Investments in Securities, at Value—Unaffiliated Issuers (Options Purchased)	730	—	—	730
Swap Premiums Paid	—	—	321	321
Unrealized Appreciation—Futures Contracts[1]	1,469	—	—	1,469
Unrealized Appreciation—Centrally Cleared Swap Contracts[1]	81	—	393	474
Unrealized Appreciation—Forward Currency Contracts	—	1,144	—	1,144
Unrealized Appreciation—Over-the-Counter Swap Contracts	—	—	4	4
Total Assets	2,280	1,144	718	4,142

Options Written, at Value	(1,088)	—	—	(1,088)
Unrealized Depreciation—Futures Contracts[1]	(387)	—	—	(387)
Unrealized Depreciation—Centrally Cleared Swap Contracts[1]	(324)	—	(6)	(330)
Unrealized Depreciation—Forward Currency Contracts	—	(4,662)	—	(4,662)
Unrealized Depreciation—Over-the-Counter Swap Contracts	—	—	(19)	(19)
Total Liabilities	(1,799)	(4,662)	(25)	(6,486)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
39

Core Bond ETF
Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the six months ended March 31, 2025, were:
Realized Net Gain (Loss) on Derivatives	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Credit Contracts ($000)	Total ($000)
Futures Contracts	29	—	—	29
Options Purchased	(331)	—	(57)	(388)
Options Written	161	—	—	161
Swap Contracts	(353)	—	47	(306)
Forward Currency Contracts	—	2,626	—	2,626
Realized Net Gain (Loss) on Derivatives	(494)	2,626	(10)	2,122

Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	1,631	—	—	1,631
Options Purchased	(149)	—	—	(149)
Options Written	125	—	—	125
Swap Contracts	(313)	—	322	9
Forward Currency Contracts	—	(3,545)	—	(3,545)
Change in Unrealized Appreciation (Depreciation) on Derivatives	1,294	(3,545)	322	(1,929)
E.  As of March 31, 2025, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	2,607,136
Gross Unrealized Appreciation	20,350
Gross Unrealized Depreciation	(22,074)
Net Unrealized Appreciation (Depreciation)	(1,724)
F.  During the six months ended March 31, 2025, the fund purchased $1,019,099,000 of investment securities and sold $680,040,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $6,660,150,000 and $6,166,974,000, respectively. In addition, the fund purchased and sold investment securities of $587,355,000 and $0, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
G.  Capital shares issued and redeemed were:
	Six Months Ended March 31, 2025	December 12, 2023[1] to September 30, 2024
	Shares (000)	Shares (000)
Issued	17,565	15,065
Issued in Lieu of Cash Distributions	—	—
Redeemed	—	(265)
Net Increase (Decrease) in Shares Outstanding	17,565	14,800
1	Inception.
H.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger
40

Core Bond ETF
impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
At March 31, 2025, one shareholder was the record or beneficial owner of 66% of the fund’s net assets. If this shareholder were to redeem its investment in the fund, the redemption might result in an increase in the fund’s expense ratio, cause the fund to incur higher transaction costs, or lead to the realization of taxable capital gains.
I.  The fund adopted Accounting Standards Update 2023-07, Segment Reporting - Improvements to Reportable Segment Disclosures. The new guidance did not change how the fund identifies operating segments but did require incremental disclosure of information not previously required. Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
J.  Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
QV0232 052025
41

Financial Statements
For the six-months ended March 31, 2025
Vanguard Core-Plus Bond ETF

Contents
Financial Statements	1

Core-Plus Bond ETF
Financial Statements (unaudited)
Schedule of Investments
As of March 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (45.6%)
U.S. Government Securities (21.3%)
	United States Treasury Note/Bond	4.875%	4/30/26	1,269	1,280
	United States Treasury Note/Bond	3.625%	5/15/26	2,900	2,887
[1]	United States Treasury Note/Bond	0.750%	5/31/26	3,500	3,370
	United States Treasury Note/Bond	4.875%	5/31/26	5,780	5,834
	United States Treasury Note/Bond	4.375%	7/31/26	1,000	1,005
	United States Treasury Note/Bond	4.125%	1/31/27	1,300	1,304
	United States Treasury Note/Bond	4.375%	7/15/27	1,000	1,010
	United States Treasury Note/Bond	4.250%	1/15/28	978	987
	United States Treasury Note/Bond	4.250%	2/15/28	3,828	3,866
[2]	United States Treasury Note/Bond	3.500%	4/30/28	4,481	4,429
	United States Treasury Note/Bond	1.250%	6/30/28	201	185
	United States Treasury Note/Bond	1.125%	8/31/28	527	481
	United States Treasury Note/Bond	1.500%	11/30/28	228	209
	United States Treasury Note/Bond	4.375%	11/30/28	1,253	1,273
	United States Treasury Note/Bond	1.375%	12/31/28	7,000	6,385
	United States Treasury Note/Bond	4.125%	3/31/29	2,500	2,518
	United States Treasury Note/Bond	4.000%	7/31/29	2,000	2,005
	United States Treasury Note/Bond	4.250%	1/31/30	4,274	4,329
	United States Treasury Note/Bond	0.625%	5/15/30	2,000	1,692
	United States Treasury Note/Bond	3.750%	6/30/30	425	420
	United States Treasury Note/Bond	5.375%	2/15/31	1,000	1,068
	United States Treasury Note/Bond	4.625%	4/30/31	4,000	4,126
	United States Treasury Note/Bond	1.625%	5/15/31	800	696
	United States Treasury Note/Bond	4.625%	5/31/31	3,000	3,094
	United States Treasury Note/Bond	1.250%	8/15/31	880	742
	United States Treasury Note/Bond	4.500%	12/31/31	2,500	2,563
	United States Treasury Note/Bond	4.375%	1/31/32	3,000	3,053
	United States Treasury Note/Bond	1.875%	2/15/32	4,048	3,515
	United States Treasury Note/Bond	4.125%	11/15/32	1,361	1,363
	United States Treasury Note/Bond	3.500%	2/15/33	641	614
	United States Treasury Note/Bond	4.375%	5/15/34	1,000	1,014
	United States Treasury Note/Bond	4.250%	11/15/34	297	298
	United States Treasury Note/Bond	1.125%	8/15/40	1,108	694
	United States Treasury Note/Bond	4.250%	11/15/40	175	171
[3]	United States Treasury Note/Bond	4.750%	2/15/41	1,795	1,849
	United States Treasury Note/Bond	2.250%	5/15/41	713	528
	United States Treasury Note/Bond	3.750%	8/15/41	942	858
	United States Treasury Note/Bond	3.125%	11/15/41	849	709
	United States Treasury Note/Bond	3.000%	5/15/42	1,001	815
	United States Treasury Note/Bond	3.250%	5/15/42	1,000	845
	United States Treasury Note/Bond	3.375%	8/15/42	298	255
	United States Treasury Note/Bond	4.000%	11/15/42	1,000	933
	United States Treasury Note/Bond	3.875%	2/15/43	337	308
	United States Treasury Note/Bond	2.875%	5/15/43	215	169
	United States Treasury Note/Bond	3.875%	5/15/43	784	716
	United States Treasury Note/Bond	3.625%	8/15/43	259	228
	United States Treasury Note/Bond	4.375%	8/15/43	1,300	1,267
	United States Treasury Note/Bond	3.750%	11/15/43	424	378
	United States Treasury Note/Bond	4.750%	11/15/43	538	550
	United States Treasury Note/Bond	3.625%	2/15/44	307	269
	United States Treasury Note/Bond	4.500%	2/15/44	442	437
	United States Treasury Note/Bond	3.375%	5/15/44	449	377
	United States Treasury Note/Bond	4.625%	5/15/44	959	962
	United States Treasury Note/Bond	3.125%	8/15/44	385	310
	United States Treasury Note/Bond	4.125%	8/15/44	571	535
	United States Treasury Note/Bond	3.000%	11/15/44	1,000	788
	United States Treasury Note/Bond	4.625%	11/15/44	810	811
	United States Treasury Note/Bond	3.000%	11/15/45	1,001	781
	United States Treasury Note/Bond	2.500%	2/15/46	500	355
	United States Treasury Note/Bond	2.875%	11/15/46	1,000	755
1

Core-Plus Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	United States Treasury Note/Bond	2.750%	8/15/47	1,350	987
	United States Treasury Note/Bond	2.750%	11/15/47	150	109
[3]	United States Treasury Note/Bond	3.000%	2/15/48	2,050	1,563
	United States Treasury Note/Bond	3.000%	8/15/48	2,609	1,980
	United States Treasury Note/Bond	3.000%	2/15/49	1,507	1,139
	United States Treasury Note/Bond	2.875%	5/15/49	1,625	1,197
[3]	United States Treasury Note/Bond	2.250%	8/15/49	2,268	1,463
	United States Treasury Note/Bond	2.375%	11/15/49	1,427	944
	United States Treasury Note/Bond	2.000%	2/15/50	1,199	725
	United States Treasury Note/Bond	1.250%	5/15/50	2,431	1,207
	United States Treasury Note/Bond	1.375%	8/15/50	3,000	1,528
	United States Treasury Note/Bond	1.625%	11/15/50	1,838	1,000
	United States Treasury Note/Bond	1.875%	2/15/51	700	406
	United States Treasury Note/Bond	1.875%	11/15/51	1,000	575
	United States Treasury Note/Bond	4.000%	11/15/52	626	565
	United States Treasury Note/Bond	3.625%	2/15/53	994	837
	United States Treasury Note/Bond	4.750%	11/15/53	660	675
	United States Treasury Note/Bond	4.250%	2/15/54	1,238	1,167
	United States Treasury Note/Bond	4.625%	2/15/55	790	795
					104,130
Conventional Mortgage-Backed Securities (21.9%)
[4,5]	Freddie Mac Gold Pool	3.000%	12/1/46	624	554
[4,6]	Ginnie Mae II Pool	2.000%	2/20/51–4/15/55	4,898	4,007
[4,6]	Ginnie Mae II Pool	2.500%	8/20/51–4/15/55	4,767	4,066
[4,6]	Ginnie Mae II Pool	3.000%	9/20/51–4/15/55	3,360	2,978
[4]	Ginnie Mae II Pool	3.500%	10/20/48–5/20/52	2,630	2,428
[4,6]	Ginnie Mae II Pool	4.000%	11/20/52–4/15/55	2,196	2,058
[4]	Ginnie Mae II Pool	4.500%	9/20/52–10/20/52	1,691	1,632
[4,6]	Ginnie Mae II Pool	5.000%	12/20/52–4/15/55	2,203	2,173
[4,6]	Ginnie Mae II Pool	5.500%	4/20/53–4/15/55	2,911	2,940
[4]	Ginnie Mae II Pool	6.000%	3/20/53–6/20/54	1,510	1,544
[4]	Ginnie Mae II Pool	6.500%	9/20/53–1/20/55	636	665
[4,6]	Ginnie Mae II Pool	7.000%	4/15/55	250	258
[4,5]	UMBS Pool	1.500%	7/1/36–1/1/51	5,412	4,387
[4,5,6]	UMBS Pool	2.000%	8/1/36–4/25/55	23,906	19,449
[4,5,6]	UMBS Pool	2.500%	2/1/37–4/25/55	16,164	13,767
[4,5,6]	UMBS Pool	3.000%	4/25/40–6/25/55	12,757	11,302
[4,5,6]	UMBS Pool	3.500%	6/1/38–4/25/55	6,231	5,674
[4,5,6]	UMBS Pool	4.000%	4/25/40–5/25/55	4,922	4,645
[4,5,6]	UMBS Pool	4.500%	6/1/52–4/25/55	3,893	3,750
[4,5,6]	UMBS Pool	5.000%	4/25/40–4/25/55	2,511	2,487
[4,5,6]	UMBS Pool	5.500%	4/25/40–4/25/55	12,309	12,336
[4,5,6]	UMBS Pool	6.000%	10/1/53–4/25/55	2,787	2,875
[4,5,6]	UMBS Pool	6.500%	9/1/53–4/25/55	608	650
[4,5,6]	UMBS Pool	7.000%	4/25/55	500	523
					107,148
Nonconventional Mortgage-Backed Securities (2.4%)
[4,5]	Fannie Mae REMICS	1.750%	9/25/49	1,215	1,024
[4,5]	Fannie Mae REMICS	3.000%	11/25/44–3/25/47	2,140	1,894
[4,5]	Fannie Mae REMICS	3.500%	5/25/47	132	119
[4,5]	Fannie Mae REMICS	4.000%	8/25/43–9/25/44	1,016	962
[4,5]	Fannie Mae REMICS	4.500%	8/25/49	223	219
[4,5]	Freddie Mac REMICS	2.500%	2/25/41	600	524
[4,5]	Freddie Mac REMICS	3.000%	10/15/42–4/15/46	6,091	5,452
[4,5]	Freddie Mac REMICS	3.500%	3/15/47–3/15/48	388	351
[4,5]	Freddie Mac REMICS	4.000%	7/15/44–6/25/52	1,150	1,076
					11,621
Total U.S. Government and Agency Obligations (Cost $221,953)					222,899
Asset-Backed/Commercial Mortgage-Backed Securities (8.4%)
[4,7]	Ally Bank Auto Credit-Linked Notes Series 2024-B	5.117%	9/15/32	209	210
[4,7]	American Heritage Auto Receivables Trust Series 2024-1A	5.070%	6/17/30	100	101
[4]	AmeriCredit Automobile Receivables Trust Series 2024-1	5.380%	6/18/29	60	61
[4,7]	AMSR Trust Series 2024-SFR2	4.150%	11/17/41	100	97
[4,7]	AMSR Trust Series 2024-SFR2	4.150%	11/17/41	100	96
[4,7]	Avis Budget Rental Car Funding AESOP LLC Series 2023-1A	6.230%	4/20/29	100	101
[4,7]	Avis Budget Rental Car Funding AESOP LLC Series 2023-8A	6.020%	2/20/30	75	78
[4]	BANK Series 2017-BNK8	3.488%	11/15/50	10	9
2

Core-Plus Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	BANK Series 2018-BNK15	4.407%	11/15/61	85	84
[4]	BANK Series 2019-BNK16	4.005%	2/15/52	90	87
[4]	BANK Series 2019-BNK24	2.960%	11/15/62	130	120
[4]	BANK Series 2021-BNK35	2.285%	6/15/64	40	34
[4]	BANK Series 2022-BNK40	3.393%	3/15/64	300	271
[4]	BANK Series 2022-BNK40	3.393%	3/15/64	20	18
[4]	BANK Series 2022-BNK41	3.790%	4/15/65	50	46
[4]	BANK Series 2024-5YR7	5.769%	6/15/57	290	300
[4]	BANK Series 2024-5YR9	5.614%	8/15/57	210	216
[4]	BANK Series 2024-BNK47	5.716%	6/15/57	210	220
[4]	BANK Series 2024-BNK48	5.053%	10/15/57	450	450
[4]	BANK Series 2024-BNK48	5.355%	10/15/57	170	168
[4]	BANK Series 2025-BNK49	5.623%	3/15/58	500	519
[4]	BANK Series 2025-BNK49	6.025%	3/15/58	150	156
[4]	Barclays Commercial Mortgage Trust Series 2019-C3	3.583%	5/15/52	120	115
[4]	Barclays Commercial Mortgage Trust Series 2019-C5	3.063%	11/15/52	30	28
[4]	BBCMS Mortgage Trust Series 2018-C2	4.314%	12/15/51	160	158
[4]	BBCMS Mortgage Trust Series 2020-C8	2.040%	10/15/53	20	17
[4]	BBCMS Mortgage Trust Series 2021-C11	2.322%	9/15/54	30	26
[4]	BBCMS Mortgage Trust Series 2022-C16	4.600%	6/15/55	60	59
[4]	BBCMS Mortgage Trust Series 2024-5C25	6.358%	3/15/57	225	234
[4]	BBCMS Mortgage Trust Series 2024-5C29	5.208%	9/15/57	60	61
[4]	BBCMS Mortgage Trust Series 2024-C24	5.867%	2/15/57	90	93
[4]	BBCMS Mortgage Trust Series 2024-C26	5.829%	5/15/57	150	158
[4]	BBCMS Mortgage Trust Series 2024-C28	5.403%	9/15/57	60	61
[4]	BBCMS Mortgage Trust Series 2024-C30	5.532%	11/15/57	270	278
[4]	BBCMS Mortgage Trust Series 2024-C30	5.831%	11/15/57	160	165
[4]	BBCMS Mortgage Trust Series 2025-C32	5.720%	2/15/62	310	324
[4]	Benchmark Mortgage Trust Series 2018-B1	3.666%	1/15/51	235	228
[4]	Benchmark Mortgage Trust Series 2022-B36	4.470%	7/15/55	225	217
[4]	Benchmark Mortgage Trust Series 2024-V8	6.189%	7/15/57	110	115
[4]	Benchmark Mortgage Trust Series 2024-V10	5.277%	9/15/57	80	81
[4]	BMO Mortgage Trust Series 2023-C7	6.160%	12/15/56	225	241
[4]	BMO Mortgage Trust Series 2024-5C4	6.526%	5/15/57	75	79
[4]	BMO Mortgage Trust Series 2024-5C8	5.625%	12/15/57	210	216
[4]	BMO Mortgage Trust Series 2024-C8	5.598%	3/15/57	140	145
[4]	BMO Mortgage Trust Series 2024-C8	5.911%	3/15/57	30	31
[4]	BMO Mortgage Trust Series 2024-C10	5.478%	11/15/57	110	113
[4]	BMO Mortgage Trust Series 2024-C10	5.729%	11/15/57	80	81
[4]	BMO Mortgage Trust Series 2025-C11	5.687%	2/15/58	340	354
[4]	BMO Mortgage Trust Series 2025-C11	5.978%	2/15/58	90	94
[4,7,8]	Capital Street Master Trust Series 2024-1, SOFR30A + 1.350%	5.699%	10/16/28	15	15
[4]	CarMax Auto Owner Trust Series 2024-3	5.280%	3/15/30	30	30
[4]	CarMax Auto Owner Trust Series 2024-3	5.670%	1/15/31	20	20
[4]	CarMax Auto Owner Trust Series 2024-4	4.600%	10/15/29	170	171
[4]	CarMax Auto Owner Trust Series 2024-4	4.640%	4/15/30	30	30
[4]	CarMax Auto Owner Trust Series 2024-4	4.820%	5/15/30	10	10
[4]	CarMax Auto Owner Trust Series 2024-4	4.970%	6/17/30	10	10
[4]	CarMax Auto Owner Trust Series 2024-4	5.360%	8/15/31	10	10
[4]	CarMax Auto Owner Trust Series 2025-1	5.110%	9/16/30	10	10
[4]	CarMax Auto Owner Trust Series 2025-1	5.260%	10/15/30	20	20
[4]	CarMax Auto Owner Trust Series 2025-1	5.600%	7/15/31	20	20
[4]	Carvana Auto Receivables Trust Series 2024-P4	4.740%	12/10/30	100	100
[4]	CD Mortgage Trust Series 2017-CD5	3.684%	8/15/50	40	38
[4,7]	Chase Auto Owner Trust Series 2024-1A	5.360%	1/25/30	85	86
[4,7]	Chase Auto Owner Trust Series 2024-1A	5.870%	6/25/31	85	86
[4,7]	Chase Auto Owner Trust Series 2024-4A	5.230%	4/25/30	70	71
[4,7]	Chase Auto Owner Trust Series 2024-4A	5.460%	7/25/30	60	61
[4]	Citigroup Commercial Mortgage Trust Series 2018-B2	4.009%	3/10/51	60	59
[4]	Citigroup Commercial Mortgage Trust Series 2019-C7	3.102%	12/15/72	390	361
[4,7]	Citigroup Mortgage Loan Trust Series 2024-INV2	6.500%	6/25/54	738	755
[4,7]	Citigroup Mortgage Loan Trust Series 2025-INV1	6.000%	1/25/55	1,756	1,771
[4,7]	Citizens Auto Receivables Trust Series 2024-1	5.030%	10/15/30	115	116
[4,7]	CLI Funding IX LLC Series 2024-1A	5.630%	7/20/49	94	95
[4]	COMM Mortgage Trust Series 2019-GC44	2.950%	8/15/57	30	28
[4,7,8]	Connecticut Avenue Securities Trust Series 2024-R04, SOFR30A + 1.000%	5.340%	5/25/44	71	71
[4,7,8]	Connecticut Avenue Securities Trust Series 2024-R05, SOFR30A + 1.000%	5.340%	7/25/44	19	19
[4,7,8]	Connecticut Avenue Securities Trust Series 2024-R06, SOFR30A + 1.150%	5.490%	9/25/44	92	92
[4,7,8]	Connecticut Avenue Securities Trust Series 2025-R01, SOFR30A + 0.950%	5.286%	1/25/45	58	58
[4,7,8]	Connecticut Avenue Securities Trust Series 2025-R02, SOFR30A + 1.000%	5.336%	2/25/45	60	60
3

Core-Plus Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4,7]	DB Master Finance LLC Series 2019-1A	4.352%	5/20/49	47	46
[4]	DBJPM Mortgage Trust Series 2020-C9	1.926%	8/15/53	150	130
[4,7]	Dell Equipment Finance Trust Series 2024-2	5.290%	2/24/31	100	100
[4,7]	Domino's Pizza Master Issuer LLC Series 2019-1A	3.668%	10/25/49	91	86
[4]	Drive Auto Receivables Trust Series 2024-1	5.430%	11/17/31	70	71
[4]	Drive Auto Receivables Trust Series 2024-2	4.520%	7/16/29	60	60
[4]	Drive Auto Receivables Trust Series 2024-2	4.670%	5/17/32	60	60
[4]	Drive Auto Receivables Trust Series 2024-2	4.940%	5/17/32	90	89
[4,7]	Evergreen Credit Card Trust Series 2025-CRT5	5.240%	5/15/29	100	101
[4,7]	Evergreen Credit Card Trust Series 2025-CRT5	5.530%	5/15/29	100	101
[4]	First National Master Note Trust Series 2024-1	5.340%	5/15/30	50	51
[4]	Ford Credit Auto Lease Trust Series 2024-B	5.180%	2/15/28	50	50
[4]	Ford Credit Auto Lease Trust Series 2025-A	4.960%	2/15/29	20	20
[4,7]	Ford Credit Auto Owner Trust Series 2023-1	4.850%	8/15/35	75	76
[4,7]	Ford Credit Auto Owner Trust Series 2024-1	5.240%	8/15/36	100	102
[4]	Ford Credit Auto Owner Trust Series 2024-A	5.260%	11/15/29	85	86
[4]	Ford Credit Auto Owner Trust Series 2024-B	5.230%	5/15/30	40	41
[4]	Ford Credit Auto Owner Trust Series 2024-C	4.400%	8/15/30	80	80
[4]	Ford Credit Auto Owner Trust Series 2024-D	4.880%	9/15/30	20	20
[4]	Ford Credit Auto Owner Trust Series 2025-A	4.890%	2/15/31	140	141
[4,7]	Ford Credit Floorplan Master Owner Trust A Series 2023-1	4.920%	5/15/28	170	171
[4,7]	Ford Credit Floorplan Master Owner Trust A Series 2024-2	5.560%	4/15/31	100	103
[4,7]	Ford Credit Floorplan Master Owner Trust A Series 2024-3	4.500%	9/15/29	100	99
[4,7]	Ford Credit Floorplan Master Owner Trust A Series 2024-4	4.400%	9/15/31	360	359
[4,5,7,8]	Freddie Mac STACR REMICS Trust Series 2024-DNA1, SOFR30A + 1.350%	5.690%	2/25/44	254	254
[4,5,7,8]	Freddie Mac STACR REMICS Trust Series 2024-DNA2, SOFR30A + 1.250%	5.590%	5/25/44	46	46
[4,5,7,8]	Freddie Mac STACR REMICS Trust Series 2024-DNA3, SOFR30A + 1.050%	5.390%	10/25/44	16	15
[4,5,7,8]	Freddie Mac STACR REMICS Trust Series 2024-HQA2, SOFR30A + 1.250%	5.590%	8/25/44	104	104
[4,5,7,8]	Freddie Mac STACR REMICS Trust Series 2025-DNA1, SOFR30A + 0.950%	5.290%	1/25/45	27	27
[4,5,7,8]	Freddie Mac STACR REMICS Trust Series 2025-HQA1, SOFR30A + 0.950%	5.290%	2/25/45	92	92
[4,7]	GCAT Trust Series 2024-INV2	6.000%	6/25/54	442	446
[4,7]	GCAT Trust Series 2024-INV4	5.500%	12/25/54	192	192
[4,7]	GCAT Trust Series 2024-INV4	6.000%	12/25/54	679	685
[4,7]	GCAT Trust Series 2025-INV1	6.000%	2/25/55	2,363	2,385
[4,7]	GCAT Trust Series 2025-INV1	6.000%	2/25/55	1,469	1,482
[4]	GM Financial Automobile Leasing Trust Series 2024-3	4.490%	10/20/28	60	60
[4]	GM Financial Automobile Leasing Trust Series 2025-1	4.890%	2/20/29	60	60
[4]	GM Financial Consumer Automobile Receivables Trust Series 2024-1	5.160%	8/16/29	75	76
[4]	GM Financial Consumer Automobile Receivables Trust Series 2024-3	5.390%	1/16/30	20	20
[4]	GM Financial Consumer Automobile Receivables Trust Series 2024-4	4.670%	5/16/30	10	10
[4]	GM Financial Consumer Automobile Receivables Trust Series 2025-1	5.000%	8/16/30	10	10
[4,7]	GM Financial Revolving Receivables Trust Series 2023-1	5.120%	4/11/35	75	76
[4,7]	GM Financial Revolving Receivables Trust Series 2025-1	4.800%	12/11/37	20	20
[4,7]	GM Financial Revolving Receivables Trust Series 2025-1	5.000%	12/11/37	160	160
[4,7]	GMF Floorplan Owner Revolving Trust Series 2024-2A	5.060%	3/15/31	125	127
[4,7]	GMF Floorplan Owner Revolving Trust Series 2024-2A	5.350%	3/15/31	85	86
[4,7]	GMF Floorplan Owner Revolving Trust Series 2024-3A	4.680%	11/15/28	180	181
[4,7]	GMF Floorplan Owner Revolving Trust Series 2024-3A	4.920%	11/15/28	100	100
[4,7]	GMF Floorplan Owner Revolving Trust Series 2024-4A	4.730%	11/15/29	320	322
[4,7]	GMF Floorplan Owner Revolving Trust Series 2024-4A	4.980%	11/15/29	100	100
[4,7]	GMF Floorplan Owner Revolving Trust Series 2025-2A	4.910%	3/15/30	100	100
[4,7]	GMF Floorplan Owner Revolving Trust Series 2025-2A	4.960%	3/15/30	100	100
[4]	GS Mortgage Securities Trust Series 2020-GC45	2.911%	2/13/53	225	208
[4]	GS Mortgage Securities Trust Series 2020-GC47	2.377%	5/12/53	205	182
[4,7]	Hertz Vehicle Financing III LLC Series 2024-1A	6.700%	1/25/29	100	102
[4]	Honda Auto Receivables Owner Trust Series 2024-4	4.350%	12/16/30	30	30
[4,7]	Houston Galleria Mall Trust Series 2025-HGLR	5.462%	2/5/45	210	213
[4,7]	HPEFS Equipment Trust Series 2024-1A	5.820%	11/20/31	100	101
[4,7]	HPEFS Equipment Trust Series 2024-2A	5.520%	10/20/31	100	101
[4,7]	Hudson Yards Mortgage Trust Series 2025-SPRL	5.467%	1/13/40	270	275
[4,7]	Huntington Bank Auto Credit-Linked Notes Series 2024-2	5.442%	10/20/32	211	211
[4,7]	Huntington Bank Auto Credit-Linked Notes Series 2025-1	4.957%	3/21/33	250	250
[4,7]	Hyundai Auto Lease Securitization Trust Series 2024-C	4.620%	4/17/28	30	30
[4,7]	Hyundai Auto Lease Securitization Trust Series 2025-A	5.150%	6/15/29	100	101
[4]	Hyundai Auto Receivables Trust Series 2024-A	4.990%	2/15/29	70	71
[4]	Hyundai Auto Receivables Trust Series 2024-B	5.290%	10/15/31	50	51
[4]	Hyundai Auto Receivables Trust Series 2024-C	4.670%	1/15/31	10	10
[4]	Hyundai Auto Receivables Trust Series 2024-C	4.860%	2/17/32	20	20
[4]	Hyundai Auto Receivables Trust Series 2025-A	4.610%	4/15/31	40	40
[4]	Hyundai Auto Receivables Trust Series 2025-A	4.760%	6/15/32	100	99
4

Core-Plus Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4,7]	IRV Trust Series 2025-200P	5.295%	3/14/47	600	598
[4,7]	Jersey Mike's Funding LLC Series 2024-1A	5.636%	2/15/55	170	172
[4,7]	JP Morgan Mortgage Trust Series 2021-INV4	3.000%	1/25/52	565	484
[4,7]	JP Morgan Mortgage Trust Series 2021-INV6	3.000%	4/25/52	546	467
[4,7]	LAD Auto Receivables Trust Series 2024-2A	5.500%	7/16/29	10	10
[4,7]	LAD Auto Receivables Trust Series 2024-2A	5.660%	10/15/29	10	10
[4,7]	LAD Auto Receivables Trust Series 2024-2A	6.370%	10/15/31	10	10
[4,7]	LAD Auto Receivables Trust Series 2024-3A	4.600%	12/17/29	30	30
[4,7]	LAD Auto Receivables Trust Series 2024-3A	4.740%	1/15/30	30	30
[4,7]	LAD Auto Receivables Trust Series 2024-3A	4.930%	3/15/30	20	20
[4,7]	LAD Auto Receivables Trust Series 2024-3A	5.180%	2/17/32	20	20
[4,7]	LAD Auto Receivables Trust Series 2025-1A	5.110%	7/15/30	40	40
[4,7]	LAD Auto Receivables Trust Series 2025-1A	5.520%	5/17/32	70	70
[4,7]	M&T Bank Auto Receivables Trust Series 2024-1A	5.150%	2/17/32	85	87
[4]	Morgan Stanley Capital I Trust Series 2018-L1	4.407%	10/15/51	200	197
[4]	Morgan Stanley Capital I Trust Series 2018-L1	4.637%	10/15/51	100	98
[4]	Morgan Stanley Capital I Trust Series 2019-L3	3.127%	11/15/52	140	131
[4,7]	Morgan Stanley Residential Mortgage Loan Trust Series 2023-1	4.000%	2/25/53	1,773	1,625
[4,7]	Morgan Stanley Residential Mortgage Loan Trust Series 2024-INV3	6.500%	6/25/54	174	177
[4,7]	Morgan Stanley Residential Mortgage Loan Trust Series 2024-INV4	5.000%	9/25/54	264	262
[4,7]	Navistar Financial Dealer Note Master Owner Trust Series 2024-1	5.590%	4/25/29	85	86
[4]	Nissan Auto Lease Trust Series 2025-A	5.030%	2/15/29	20	20
[4]	Nissan Auto Lease Trust Series 2025-A	5.110%	6/15/29	30	30
[4]	Nissan Auto Receivables Owner Trust Series 2024-B	4.340%	3/15/29	60	60
[4]	Nissan Auto Receivables Owner Trust Series 2024-B	4.350%	9/15/31	20	20
[4,7]	PFS Financing Corp. Series 2024-D	5.340%	4/15/29	100	102
[4,7]	PMT Loan Trust Series 2024-INV1	5.500%	10/25/59	96	96
[4,7]	PMT Loan Trust Series 2024-INV1	6.000%	10/25/59	292	294
[4,7]	PMT Loan Trust Series 2024-INV2	6.000%	12/25/59	1,277	1,287
[4,7]	PMT Loan Trust Series 2024-INV2	6.000%	12/25/59	586	591
[4,7]	PMT Loan Trust Series 2025-INV1	6.000%	1/25/60	888	898
[4,7]	PMT Loan Trust Series 2025-INV1	6.000%	1/25/60	393	396
[4,7]	PMT Loan Trust Series 2025-INV2	6.000%	2/25/56	694	700
[4,7]	PMT Loan Trust Series 2025-INV3	5.500%	3/25/56	1,700	1,684
[4,7]	Progress Residential Trust Series 2024-SFR1	3.350%	2/17/41	99	94
[4,7]	Progress Residential Trust Series 2024-SFR5	3.000%	8/9/29	120	111
[4,7]	Progress Residential Trust Series 2025-SFR1	3.400%	2/17/42	200	187
[4,7]	Progress Residential Trust Series 2025-SFR1	3.650%	2/17/42	20	19
[4,6,7]	Progress Residential Trust Series 2025-SFR2	3.305%	4/17/42	130	120
[4,7]	RCKT Mortgage Trust Series 2024-INV1	6.500%	6/25/54	493	501
[4,7]	Santander Bank Auto Credit-Linked Notes Series 2024-B	5.483%	1/18/33	250	251
[4]	Santander Drive Auto Receivables Trust Series 2024-1	5.450%	3/15/30	50	50
[4]	Santander Drive Auto Receivables Trust Series 2024-2	6.280%	8/15/31	85	88
[4]	Santander Drive Auto Receivables Trust Series 2024-3	5.550%	9/17/29	60	61
[4]	Santander Drive Auto Receivables Trust Series 2024-3	5.640%	8/15/30	60	61
[4]	Santander Drive Auto Receivables Trust Series 2024-3	5.970%	10/15/31	60	61
[4]	Santander Drive Auto Receivables Trust Series 2024-4	4.930%	9/17/29	40	40
[4]	Santander Drive Auto Receivables Trust Series 2024-5	4.620%	11/15/28	100	100
[4]	Santander Drive Auto Receivables Trust Series 2024-5	4.630%	8/15/29	50	50
[4]	Santander Drive Auto Receivables Trust Series 2024-5	4.780%	1/15/31	280	281
[4]	Santander Drive Auto Receivables Trust Series 2024-5	5.140%	2/17/32	290	289
[4]	Santander Drive Auto Receivables Trust Series 2025-1	5.430%	3/17/31	50	51
[4]	Santander Drive Auto Receivables Trust Series 2025-2	5.470%	5/15/31	895	899
[4,7]	SBNA Auto Receivables Trust Series 2024-A	6.040%	4/15/30	60	61
[4,7]	SCCU Auto Receivables Trust Series 2024-1A	5.160%	5/15/30	10	10
[4,7]	Securitized Term Auto Receivables Trust Series 2025-A	5.038%	7/25/31	18	18
[4,7]	Securitized Term Auto Receivables Trust Series 2025-A	5.185%	7/25/31	9	9
[4,7]	Sequoia Mortgage Trust Series 2024-INV1	6.000%	10/25/54	187	188
[4,7]	Sequoia Mortgage Trust Series 2024-INV1	6.000%	10/25/54	91	92
[4,7]	SFS Auto Receivables Securitization Trust Series 2024-1A	5.510%	1/20/32	75	76
[4,7]	SFS Auto Receivables Securitization Trust Series 2024-2A	5.540%	2/20/32	85	86
[4,7]	SFS Auto Receivables Securitization Trust Series 2024-3A	4.760%	11/20/31	30	30
[4,7]	SFS Auto Receivables Securitization Trust Series 2024-3A	4.980%	10/20/32	60	59
[4,7]	SFS Auto Receivables Securitization Trust Series 2025-1A	5.110%	2/20/31	10	10
[4,7]	SFS Auto Receivables Securitization Trust Series 2025-1A	5.200%	10/20/32	60	60
[4,7]	Subway Funding LLC Series 2024-1A	6.028%	7/30/54	110	111
[4,7]	Subway Funding LLC Series 2024-1A	6.268%	7/30/54	60	61
[4,7]	TIF Funding III LLC Series 2024-2A	5.540%	7/20/49	95	95
[4,7]	Toyota Auto Loan Extended Note Trust Series 2024-1A	5.160%	11/25/36	100	103
[4]	Toyota Auto Receivables Owner Trust Series 2024-D	4.400%	6/15/29	110	110
5

Core-Plus Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Toyota Auto Receivables Owner Trust Series 2024-D	4.430%	4/15/30	30	30
[4,7]	Trafigura Securitisation Finance plc Series 2024-1A	5.980%	11/15/27	200	204
[4,7]	Tricon Residential Trust Series 2024-SFR4	4.300%	11/17/41	100	97
[4,7]	Tricon Residential Trust Series 2024-SFR4	4.650%	11/17/41	100	98
[4,7]	Trinity Rail Leasing LLC Series 2024-1A	5.780%	5/19/54	49	50
[4]	UBS Commercial Mortgage Trust Series 2017-C7	3.679%	12/15/50	20	19
[4,7]	US Bank NA Series 2025-SUP1	5.582%	2/25/32	320	320
[4,7]	USAA Auto Owner Trust Series 2024-A	4.970%	12/17/29	10	10
[4,7]	Verizon Master Trust Series 2024-2	4.830%	12/22/31	110	111
[4,7]	Verizon Master Trust Series 2024-2	5.320%	12/22/31	75	77
[4,7]	Verizon Master Trust Series 2024-7	4.840%	8/20/32	100	99
[4]	Verizon Master Trust Series 2024-8	4.990%	11/20/30	30	30
[4]	Verizon Master Trust Series 2025-1	4.940%	1/21/31	20	20
[4]	Verizon Master Trust Series 2025-1	5.090%	1/21/31	10	10
[4]	Verizon Master Trust Series 2025-3	4.900%	3/20/30	60	60
[4,7]	Verizon Master Trust Series 2025-4	5.020%	3/21/33	110	110
[4,7]	Verizon Master Trust Series 2025-4	5.200%	3/21/33	100	100
[4]	Wells Fargo Commercial Mortgage Trust Series 2018-C47	4.442%	9/15/61	300	297
[4]	Wells Fargo Commercial Mortgage Trust Series 2024-C63	5.309%	8/15/57	330	336
[4,7]	Wendy's Funding LLC Series 2019-1A	4.080%	6/15/49	44	43
[4]	WF Card Issuance Trust Series 2024-A2	4.290%	10/15/29	560	560
[4]	World Omni Auto Receivables Trust Series 2025-A	5.080%	11/15/30	30	31
[4]	World Omni Auto Receivables Trust Series 2025-A	5.170%	10/15/31	40	41
[4]	World Omni Automobile Lease Securitization Trust Series 2024-A	5.620%	9/17/29	85	86
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $41,076)					41,295
Corporate Bonds (30.1%)
Communications (1.5%)
[7]	Altice France SA	5.125%	7/15/29	10	8
	AMC Networks Inc.	4.250%	2/15/29	160	120
	AT&T Inc.	3.800%	2/15/27	7	7
	AT&T Inc.	4.350%	3/1/29	7	7
[9]	AT&T Inc.	3.600%	6/1/33	100	108
[9]	AT&T Inc.	4.050%	6/1/37	100	108
	AT&T Inc.	4.900%	8/15/37	25	24
	AT&T Inc.	4.300%	12/15/42	15	13
	AT&T Inc.	4.500%	3/9/48	850	705
	AT&T Inc.	3.650%	6/1/51	110	78
	AT&T Inc.	3.500%	9/15/53	750	511
	AT&T Inc.	3.550%	9/15/55	25	17
	AT&T Inc.	3.800%	12/1/57	438	307
	AT&T Inc.	3.650%	9/15/59	220	148
[7]	CCO Holdings LLC	4.750%	3/1/30	35	32
	CCO Holdings LLC	4.500%	5/1/32	220	191
	Charter Communications Operating LLC	4.200%	3/15/28	570	559
	Charter Communications Operating LLC	6.100%	6/1/29	550	568
	Charter Communications Operating LLC	6.650%	2/1/34	30	31
	Charter Communications Operating LLC	6.484%	10/23/45	7	7
	Charter Communications Operating LLC	5.750%	4/1/48	45	39
	Charter Communications Operating LLC	4.800%	3/1/50	460	347
	Charter Communications Operating LLC	3.850%	4/1/61	425	257
	Comcast Corp.	3.400%	7/15/46	50	36
	Comcast Corp.	2.987%	11/1/63	130	73
[7]	CSC Holdings LLC	4.125%	12/1/30	185	134
	Discovery Communications LLC	3.625%	5/15/30	90	81
	Discovery Communications LLC	6.350%	6/1/40	20	19
[7]	DISH Network Corp.	11.750%	11/15/27	37	39
	Fox Corp.	6.500%	10/13/33	100	107
[7]	Frontier Communications Holdings LLC	8.625%	3/15/31	30	32
[7]	Intelsat Jackson Holdings SA	6.500%	3/15/30	15	14
	Interpublic Group of Cos. Inc.	3.375%	3/1/41	25	19
	Meta Platforms Inc.	4.450%	8/15/52	168	143
[7]	Midcontinent Communications	8.000%	8/15/32	210	213
[7]	News Corp.	3.875%	5/15/29	5	5
[7]	Outfront Media Capital LLC	4.625%	3/15/30	35	32
	Paramount Global	2.900%	1/15/27	29	28
	Paramount Global	6.875%	4/30/36	100	102
	Paramount Global	5.850%	9/1/43	300	263
	Paramount Global	4.900%	8/15/44	250	194
6

Core-Plus Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Paramount Global	4.600%	1/15/45	37	28
	Rogers Communications Inc.	7.000%	4/15/55	40	40
	Rogers Communications Inc.	7.125%	4/15/55	60	60
	Sprint Capital Corp.	8.750%	3/15/32	1	1
	Sprint LLC	7.625%	3/1/26	25	25
[7]	Sunrise FinCo I BV	4.875%	7/15/31	30	27
	Time Warner Cable LLC	7.300%	7/1/38	15	16
	Time Warner Cable LLC	5.875%	11/15/40	70	64
	Time Warner Cable LLC	4.500%	9/15/42	7	5
	T-Mobile USA Inc.	4.375%	4/15/40	100	88
	T-Mobile USA Inc.	3.600%	11/15/60	1	1
	Uber Technologies Inc.	4.300%	1/15/30	5	5
	Uber Technologies Inc.	4.800%	9/15/34	90	88
	Uber Technologies Inc.	5.350%	9/15/54	230	215
[7]	Univision Communications Inc.	7.375%	6/30/30	28	27
[7]	Univision Communications Inc.	8.500%	7/31/31	163	159
	Verizon Communications Inc.	3.875%	3/1/52	300	224
	Verizon Communications Inc.	5.500%	2/23/54	70	68
	Verizon Communications Inc.	2.987%	10/30/56	180	108
	Vodafone Group plc	5.625%	2/10/53	70	65
	Vodafone Group plc	5.750%	6/28/54	140	133
[7]	VZ Secured Financing BV	5.000%	1/15/32	55	48
	Walt Disney Co.	4.750%	11/15/46	10	9
	Warnermedia Holdings Inc.	3.755%	3/15/27	30	29
	Warnermedia Holdings Inc.	4.279%	3/15/32	111	98
	Warnermedia Holdings Inc.	5.050%	3/15/42	17	14
					7,371
Consumer Discretionary (1.3%)
[7]	1011778 BC ULC	3.875%	1/15/28	16	15
[7]	1011778 BC ULC	6.125%	6/15/29	70	71
[7]	1011778 BC ULC	5.625%	9/15/29	35	35
	Amazon.com Inc.	3.950%	4/13/52	10	8
	American Axle & Manufacturing Inc.	5.000%	10/1/29	48	41
[4]	American Honda Finance Corp.	5.050%	7/10/31	110	111
	AutoZone Inc.	5.400%	7/15/34	350	353
[7]	Belron UK Finance plc	5.750%	10/15/29	15	15
	BorgWarner Inc.	4.950%	8/15/29	40	40
[7]	Caesars Entertainment Inc.	8.125%	7/1/27	18	18
[7]	Carnival Corp.	4.000%	8/1/28	18	17
[7]	Carnival Corp.	6.000%	5/1/29	1	1
[7]	Carnival Corp.	5.750%	3/15/30	170	169
[7]	Champ Acquisition Corp.	8.375%	12/1/31	5	5
[7]	Churchill Downs Inc.	5.750%	4/1/30	46	45
[7]	Clarios Global LP	6.750%	2/15/30	20	20
[4,9]	Flutter Treasury DAC	5.000%	4/29/29	100	110
	Ford Motor Co.	4.750%	1/15/43	90	68
	Ford Motor Credit Co. LLC	2.900%	2/16/28	300	278
	Ford Motor Credit Co. LLC	6.054%	11/5/31	200	196
[7]	Garda World Security Corp.	8.250%	8/1/32	107	105
[7]	Garrett Motion Holdings Inc.	7.750%	5/31/32	50	49
	General Motors Co.	5.000%	4/1/35	70	65
	General Motors Financial Co. Inc.	1.500%	6/10/26	397	382
	General Motors Financial Co. Inc.	5.350%	7/15/27	45	45
	General Motors Financial Co. Inc.	2.400%	10/15/28	595	544
	General Motors Financial Co. Inc.	4.300%	4/6/29	440	424
	General Motors Financial Co. Inc.	4.900%	10/6/29	400	393
	General Motors Financial Co. Inc.	5.850%	4/6/30	262	267
	General Motors Financial Co. Inc.	6.400%	1/9/33	415	428
	General Motors Financial Co. Inc.	5.450%	9/6/34	150	144
	Goodyear Tire & Rubber Co.	5.000%	7/15/29	18	17
	Goodyear Tire & Rubber Co.	5.250%	4/30/31	140	126
[7]	Hanesbrands Inc.	9.000%	2/15/31	40	42
[7]	Hilton Domestic Operating Co. Inc.	5.875%	3/15/33	55	54
	Home Depot Inc.	4.950%	9/15/52	7	6
	Hyatt Hotels Corp.	5.250%	6/30/29	5	5
	Hyatt Hotels Corp.	5.500%	6/30/34	210	206
[7]	Live Nation Entertainment Inc.	6.500%	5/15/27	12	12
[7]	MGM China Holdings Ltd.	7.125%	6/26/31	160	164
[7]	MIWD Holdco II LLC	5.500%	2/1/30	95	85
7

Core-Plus Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7]	NCL Corp. Ltd.	5.875%	2/15/27	10	10
[7]	NCL Corp. Ltd.	7.750%	2/15/29	42	44
[7]	NCL Corp. Ltd.	6.750%	2/1/32	40	40
[7]	NCL Finance Ltd.	6.125%	3/15/28	60	60
	Newell Brands Inc.	6.375%	9/15/27	27	27
	Newell Brands Inc.	6.625%	9/15/29	10	10
	Newell Brands Inc.	6.375%	5/15/30	10	10
	Newell Brands Inc.	6.625%	5/15/32	10	10
	Newell Brands Inc.	7.000%	4/1/46	7	6
[7]	Nissan Motor Co. Ltd.	4.810%	9/17/30	40	38
[7]	Phinia Inc.	6.625%	10/15/32	50	49
[7]	Rivers Enterprise Borrower LLC	6.625%	2/1/33	20	20
[7]	Royal Caribbean Cruises Ltd.	5.625%	9/30/31	50	49
[7]	Saks Global Enterprises LLC	11.000%	12/15/29	25	20
[7]	Standard Building Solutions Inc.	6.500%	8/15/32	20	20
[7]	Studio City Finance Ltd.	5.000%	1/15/29	16	14
	Tapestry Inc.	5.100%	3/11/30	70	70
[4]	Toyota Motor Credit Corp.	4.600%	10/10/31	45	45
[7]	Vail Resorts Inc.	6.500%	5/15/32	150	152
[9]	Volkswagen International Finance NV	3.875%	Perpetual	100	106
[7]	Wayfair LLC	7.250%	10/31/29	10	10
[7]	Wyndham Hotels & Resorts Inc.	4.375%	8/15/28	120	115
[7]	Wynn Macau Ltd.	5.625%	8/26/28	4	4
[7]	Wynn Macau Ltd.	5.125%	12/15/29	12	11
					6,119
Consumer Staples (1.8%)
	Altria Group Inc.	5.800%	2/14/39	520	521
	Altria Group Inc.	5.375%	1/31/44	200	191
	Altria Group Inc.	3.875%	9/16/46	7	5
	Altria Group Inc.	3.700%	2/4/51	25	17
[4]	Anheuser-Busch Cos. LLC	4.700%	2/1/36	20	19
	Anheuser-Busch InBev Finance Inc.	4.900%	2/1/46	40	37
	Anheuser-Busch InBev Worldwide Inc.	5.450%	1/23/39	25	25
	Anheuser-Busch InBev Worldwide Inc.	4.950%	1/15/42	400	377
	Avery Dennison Corp.	4.875%	12/6/28	78	79
	BAT Capital Corp.	3.557%	8/15/27	25	24
	BAT Capital Corp.	2.259%	3/25/28	60	56
	BAT Capital Corp.	5.834%	2/20/31	140	146
	BAT Capital Corp.	6.421%	8/2/33	134	143
	BAT Capital Corp.	4.540%	8/15/47	5	4
	BAT Capital Corp.	4.758%	9/6/49	122	99
	BAT Capital Corp.	7.081%	8/2/53	330	363
[4,9]	BAT International Finance plc	4.125%	4/12/32	200	218
[4,9]	British American Tobacco plc	3.000%	Perpetual	200	212
[4,9]	Carrefour SA	3.250%	6/24/30	100	107
	Coca-Cola Co.	4.650%	8/14/34	75	75
	Coca-Cola Co.	5.200%	1/14/55	185	178
[9]	Danone SA	1.000%	Perpetual	200	206
[7]	Energizer Holdings Inc.	4.375%	3/31/29	50	47
	JBS USA Holding Lux Sarl	5.750%	4/1/33	66	67
	JBS USA Holding Lux Sarl	6.750%	3/15/34	4	4
	JBS USA Holding Lux Sarl	6.500%	12/1/52	10	10
[7]	JBS USA LUX Sarl	5.950%	4/20/35	510	524
[7]	JBS USA LUX Sarl	6.375%	2/25/55	790	814
[7]	KeHE Distributors LLC	9.000%	2/15/29	75	77
	Keurig Dr Pepper Inc.	4.500%	11/15/45	60	51
	Kraft Heinz Foods Co.	3.750%	4/1/30	10	10
	Kraft Heinz Foods Co.	4.875%	10/1/49	150	130
	Kroger Co.	5.000%	9/15/34	495	484
	Kroger Co.	4.450%	2/1/47	10	8
	Kroger Co.	5.500%	9/15/54	130	123
[7]	Lamb Weston Holdings Inc.	4.125%	1/31/30	58	54
[7]	Mars Inc.	5.200%	3/1/35	396	398
[7]	Mars Inc.	5.700%	5/1/55	1,300	1,298
[7]	Mars Inc.	5.800%	5/1/65	350	351
[6,7]	Opal Bidco SAS	6.500%	3/31/32	180	180
[7]	Performance Food Group Inc.	6.125%	9/15/32	20	20
	Philip Morris International Inc.	5.125%	11/17/27	7	7
	Philip Morris International Inc.	5.625%	11/17/29	7	7
8

Core-Plus Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Philip Morris International Inc.	5.750%	11/17/32	150	157
	Philip Morris International Inc.	5.250%	2/13/34	230	232
	Philip Morris International Inc.	4.900%	11/1/34	395	388
	Philip Morris International Inc.	4.500%	3/20/42	15	13
	Philip Morris International Inc.	4.250%	11/10/44	100	84
[7]	Post Holdings Inc.	5.500%	12/15/29	8	8
[7]	Post Holdings Inc.	6.250%	2/15/32	50	50
[7]	Post Holdings Inc.	6.375%	3/1/33	40	39
	Target Corp.	2.950%	1/15/52	30	19
	Tyson Foods Inc.	3.550%	6/2/27	200	196
[7]	US Foods Inc.	5.750%	4/15/33	15	15
	Walgreens Boots Alliance Inc.	8.125%	8/15/29	20	20
					8,987
Energy (3.1%)
[7]	Ascent Resources Utica Holdings LLC	6.625%	10/15/32	40	40
[7]	Blue Racer Midstream LLC	7.000%	7/15/29	50	51
[7]	Blue Racer Midstream LLC	7.250%	7/15/32	30	31
	Boardwalk Pipelines LP	4.800%	5/3/29	35	35
	BP Capital Markets America Inc.	2.721%	1/12/32	25	22
	BP Capital Markets America Inc.	3.060%	6/17/41	428	314
	BP Capital Markets America Inc.	2.939%	6/4/51	335	211
[9]	BP Capital Markets plc	3.625%	Perpetual	100	105
	Canadian Natural Resources Ltd.	2.950%	7/15/30	10	9
	Canadian Natural Resources Ltd.	6.250%	3/15/38	5	5
[4]	Canadian Natural Resources Ltd.	4.950%	6/1/47	10	9
	Cenovus Energy Inc.	2.650%	1/15/32	40	34
	Cheniere Corpus Christi Holdings LLC	3.700%	11/15/29	10	10
	Cheniere Energy Inc.	4.625%	10/15/28	19	19
	Cheniere Energy Partners LP	3.250%	1/31/32	1,230	1,082
	Cheniere Energy Partners LP	5.950%	6/30/33	300	308
[7]	Chord Energy Corp.	6.750%	3/15/33	75	75
[7]	Civitas Resources Inc.	8.375%	7/1/28	22	23
[7]	Civitas Resources Inc.	8.750%	7/1/31	20	21
[7]	CNX Resources Corp.	7.375%	1/15/31	17	17
[7]	CNX Resources Corp.	7.250%	3/1/32	20	20
	ConocoPhillips	5.900%	10/15/32	90	96
	ConocoPhillips Co.	3.800%	3/15/52	20	15
	Continental Resources Inc.	4.900%	6/1/44	90	73
	Coterra Energy Inc.	5.400%	2/15/35	290	286
	DCP Midstream Operating LP	3.250%	2/15/32	150	131
[7]	Diamond Foreign Asset Co.	8.500%	10/1/30	31	32
	Diamondback Energy Inc.	4.250%	3/15/52	770	584
	Diamondback Energy Inc.	5.750%	4/18/54	145	137
	Diamondback Energy Inc.	5.900%	4/18/64	110	103
[7]	DT Midstream Inc.	4.125%	6/15/29	138	130
[7]	DT Midstream Inc.	4.375%	6/15/31	230	212
	Eastern Energy Gas Holdings LLC	6.200%	1/15/55	170	178
	Enbridge Inc.	5.300%	4/5/29	25	25
	Enbridge Inc.	6.200%	11/15/30	10	11
	Enbridge Inc.	6.700%	11/15/53	10	11
	Enbridge Inc.	5.950%	4/5/54	190	189
	Energy Transfer LP	4.400%	3/15/27	10	10
	Energy Transfer LP	5.250%	7/1/29	60	61
	Energy Transfer LP	6.400%	12/1/30	67	71
	Energy Transfer LP	6.550%	12/1/33	159	170
	Energy Transfer LP	5.300%	4/1/44	10	9
	Energy Transfer LP	5.150%	3/15/45	10	9
	Energy Transfer LP	5.000%	5/15/50	397	334
	Energy Transfer LP	5.950%	5/15/54	470	449
	Enterprise Products Operating LLC	4.850%	1/31/34	110	108
	Enterprise Products Operating LLC	3.700%	1/31/51	865	628
	EOG Resources Inc.	5.650%	12/1/54	210	208
	EQT Corp.	3.900%	10/1/27	21	21
	Exxon Mobil Corp.	3.095%	8/16/49	10	7
[4]	Galaxy Pipeline Assets Bidco Ltd.	1.750%	9/30/27	472	455
[4]	Galaxy Pipeline Assets Bidco Ltd.	2.160%	3/31/34	271	238
	Genesis Energy LP	8.000%	5/15/33	10	10
	Halliburton Co.	4.750%	8/1/43	200	175
[7]	Helmerich & Payne Inc.	5.500%	12/1/34	300	284
9

Core-Plus Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Hess Corp.	7.875%	10/1/29	65	73
[7]	Hess Midstream Operations LP	6.500%	6/1/29	12	12
[7]	Kinetik Holdings LP	6.625%	12/15/28	80	81
	Marathon Petroleum Corp.	5.150%	3/1/30	830	835
[7]	Noble Finance II LLC	8.000%	4/15/30	6	6
	Occidental Petroleum Corp.	5.000%	8/1/27	75	75
	Occidental Petroleum Corp.	7.500%	5/1/31	10	11
	ONEOK Inc.	5.550%	11/1/26	30	30
	ONEOK Inc.	5.650%	11/1/28	10	10
	ONEOK Inc.	5.800%	11/1/30	10	10
[7]	ORLEN SA	6.000%	1/30/35	400	410
[4]	Petronas Capital Ltd.	3.500%	4/21/30	200	188
[6,7]	Petronas Capital Ltd.	4.950%	1/3/31	520	522
[6,7]	Petronas Capital Ltd.	5.340%	4/3/35	768	773
	Phillips 66	5.875%	5/1/42	100	100
	Phillips 66 Co.	5.250%	6/15/31	60	61
	Phillips 66 Co.	5.650%	6/15/54	60	56
[7]	Raizen Fuels Finance SA	6.950%	3/5/54	1,260	1,233
	Range Resources Corp.	8.250%	1/15/29	70	72
[7]	Rockies Express Pipeline LLC	6.750%	3/15/33	90	92
	Sabine Pass Liquefaction LLC	4.200%	3/15/28	45	45
[7]	Schlumberger Holdings Corp.	5.000%	5/29/27	200	202
[7]	South Bow Canadian Infrastructure Holdings Ltd.	7.500%	3/1/55	110	111
[7]	South Bow Canadian Infrastructure Holdings Ltd.	7.625%	3/1/55	20	20
	Suncor Energy Inc.	4.000%	11/15/47	30	22
[7]	Tallgrass Energy Partners LP	6.000%	12/31/30	20	19
	Targa Resources Corp.	5.200%	7/1/27	40	40
	Targa Resources Corp.	6.150%	3/1/29	65	68
	Targa Resources Corp.	6.125%	3/15/33	15	16
	Targa Resources Partners LP	6.875%	1/15/29	10	10
	TotalEnergies Capital SA	5.275%	9/10/54	75	71
[4,9]	TotalEnergies SE	1.625%	Perpetual	100	102
[4,9]	TotalEnergies SE	2.000%	Perpetual	200	209
	TransCanada PipeLines Ltd.	4.250%	5/15/28	393	388
	TransCanada PipeLines Ltd.	4.100%	4/15/30	140	135
[7]	Transocean Inc.	8.250%	5/15/29	7	7
[7]	Transocean Inc.	8.500%	5/15/31	135	131
[7]	Transocean Titan Financing Ltd.	8.375%	2/1/28	14	15
[7]	Valaris Ltd.	8.375%	4/30/30	46	46
	Valero Energy Corp.	5.150%	2/15/30	170	172
[7]	Venture Global Calcasieu Pass LLC	3.875%	8/15/29	11	10
[7]	Venture Global Calcasieu Pass LLC	6.250%	1/15/30	175	177
[7]	Venture Global LNG Inc.	7.000%	1/15/30	15	15
[7]	Venture Global LNG Inc.	8.375%	6/1/31	25	25
[7]	Venture Global LNG Inc.	9.875%	2/1/32	120	128
[7]	Vital Energy Inc.	7.875%	4/15/32	122	114
	Western Midstream Operating LP	4.500%	3/1/28	10	10
	Western Midstream Operating LP	4.750%	8/15/28	40	40
	Williams Cos. Inc.	5.300%	8/15/28	55	56
	Williams Cos. Inc.	4.650%	8/15/32	100	97
	Williams Cos. Inc.	5.150%	3/15/34	55	54
	Williams Cos. Inc.	6.000%	3/15/55	130	131
					15,237
Financials (12.4%)
[7]	200 Park Funding Trust	5.740%	2/15/55	294	291
	AerCap Ireland Capital DAC	4.875%	4/1/28	276	277
	AerCap Ireland Capital DAC	3.000%	10/29/28	1,110	1,043
	AerCap Ireland Capital DAC	5.100%	1/19/29	750	756
[7]	Alliant Holdings Intermediate LLC	6.500%	10/1/31	60	59
[7]	Alliant Holdings Intermediate LLC	7.375%	10/1/32	50	50
	American Express Co.	5.850%	11/5/27	15	16
	American Express Co.	5.043%	7/26/28	121	122
	American Express Co.	5.085%	1/30/31	210	213
	American International Group Inc.	4.750%	4/1/48	90	79
	American International Group Inc.	4.375%	6/30/50	40	33
[7]	AmWINS Group Inc.	6.375%	2/15/29	77	78
[7]	AmWINS Group Inc.	4.875%	6/30/29	3	3
	Aon Corp.	5.350%	2/28/33	12	12
	Aon North America Inc.	5.125%	3/1/27	30	30
10

Core-Plus Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Aon North America Inc.	5.150%	3/1/29	140	142
	Aon North America Inc.	5.450%	3/1/34	450	458
	Aon North America Inc.	5.750%	3/1/54	310	306
	Apollo Global Management Inc.	5.800%	5/21/54	95	94
	Apollo Global Management Inc.	6.000%	12/15/54	137	132
	Ares Capital Corp.	5.950%	7/15/29	10	10
[7]	Ares Strategic Income Fund	5.700%	3/15/28	130	130
[7]	Ares Strategic Income Fund	6.350%	8/15/29	8	8
	Arthur J Gallagher & Co.	4.600%	12/15/27	200	200
	Assurant Inc.	4.900%	3/27/28	11	11
	Athene Holding Ltd.	4.125%	1/12/28	500	493
	Athene Holding Ltd.	3.500%	1/15/31	350	324
	Athene Holding Ltd.	5.875%	1/15/34	700	711
	Athene Holding Ltd.	6.625%	10/15/54	80	79
[9]	Athora Holding Ltd.	6.625%	6/16/28	200	233
[7]	Australia & New Zealand Banking Group Ltd.	6.742%	12/8/32	240	258
[10]	Aviva plc	6.125%	9/12/54	100	125
[4,9]	AXA SA	3.250%	5/28/49	200	213
	Banco Santander SA	6.607%	11/7/28	100	106
	Banco Santander SA	6.938%	11/7/33	75	83
[4]	Bank of America Corp.	1.197%	10/24/26	200	196
[4]	Bank of America Corp.	3.970%	3/5/29	120	118
[4]	Bank of America Corp.	2.972%	2/4/33	15	13
	Bank of America Corp.	5.744%	2/12/36	545	544
[4]	Bank of America Corp.	4.078%	4/23/40	7	6
[4]	Bank of America Corp.	4.443%	1/20/48	100	85
[4,9]	Bank of Cyprus PCL	5.000%	5/2/29	200	224
	Bank of Montreal	3.088%	1/10/37	270	229
[4]	Bank of New York Mellon Corp.	3.442%	2/7/28	100	98
	Bank of New York Mellon Corp.	4.543%	2/1/29	150	150
	Bank of New York Mellon Corp.	5.060%	7/22/32	123	124
[4]	Bank of New York Mellon Corp.	6.474%	10/25/34	120	131
	Barclays plc	5.304%	8/9/26	200	200
	Barclays plc	6.496%	9/13/27	820	840
	Barclays plc	4.337%	1/10/28	500	496
	Barclays plc	5.674%	3/12/28	200	203
	Barclays plc	4.837%	9/10/28	140	140
	Barclays plc	5.086%	2/25/29	274	276
[4]	Barclays plc	5.088%	6/20/30	200	199
	Barclays plc	2.894%	11/24/32	570	494
[4,9]	Barclays plc	4.973%	5/31/36	100	111
	Barclays plc	4.950%	1/10/47	300	270
[4,9]	Bayerische Landesbank	1.000%	9/23/31	200	209
	Berkshire Hathaway Finance Corp.	4.200%	8/15/48	600	500
	BlackRock Funding Inc.	5.350%	1/8/55	210	204
[6,9]	Blackrock Inc.	3.750%	7/18/35	100	108
[4,9]	Blackstone Property Partners Europe Holdings Sarl	1.000%	10/20/26	200	210
[4,9]	Blackstone Property Partners Europe Holdings Sarl	1.250%	4/26/27	218	226
[4,9]	Blackstone Property Partners Europe Holdings Sarl	1.000%	5/4/28	200	201
[4,9]	Blackstone Property Partners Europe Holdings Sarl	1.750%	3/12/29	200	200
[7]	BNP Paribas SA	5.497%	5/20/30	100	102
[4,9]	BNP Paribas SA	0.875%	7/11/30	200	194
[7]	BNP Paribas SA	5.283%	11/19/30	200	202
[4,10]	BNP Paribas SA	2.000%	5/24/31	200	248
[10]	BPCE SA	5.250%	4/16/29	100	127
[10]	BPCE SA	2.500%	11/30/32	300	357
[7]	BPCE SA	6.508%	1/18/35	100	102
	Capital One Financial Corp.	3.750%	7/28/26	649	640
	Capital One Financial Corp.	7.149%	10/29/27	700	726
	Capital One Financial Corp.	5.468%	2/1/29	215	218
	Capital One Financial Corp.	6.312%	6/8/29	355	369
	Capital One Financial Corp.	5.700%	2/1/30	60	61
[4]	Capital One Financial Corp.	7.624%	10/30/31	240	267
	Capital One Financial Corp.	5.268%	5/10/33	50	49
	Capital One Financial Corp.	6.183%	1/30/36	480	478
	Charles Schwab Corp.	6.196%	11/17/29	15	16
	Charles Schwab Corp.	6.136%	8/24/34	227	241
[4]	Citigroup Inc.	4.075%	4/23/29	350	344
	Citigroup Inc.	4.542%	9/19/30	520	513
	Citigroup Inc.	6.174%	5/25/34	90	92
11

Core-Plus Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Citigroup Inc.	5.827%	2/13/35	120	119
	Citigroup Inc.	6.020%	1/24/36	190	192
	Citizens Financial Group Inc.	5.253%	3/5/31	153	154
[7]	Cooperatieve Rabobank UA	3.649%	4/6/28	200	196
	Cooperatieve Rabobank UA	4.494%	10/17/29	250	250
	Corebridge Financial Inc.	3.650%	4/5/27	50	49
	Corebridge Financial Inc.	3.850%	4/5/29	30	29
	Corebridge Financial Inc.	4.350%	4/5/42	5	4
	Corebridge Financial Inc.	4.400%	4/5/52	5	4
[7]	Corebridge Global Funding	4.650%	8/20/27	1,520	1,525
[7]	Credit Acceptance Corp.	6.625%	3/15/30	235	232
[9]	Credit Agricole Assurances SA	2.625%	1/29/48	100	105
[7]	Credit Agricole SA	4.631%	9/11/28	250	249
	Credit Suisse USA LLC	7.125%	7/15/32	150	169
[7]	Danske Bank A/S	5.427%	3/1/28	200	203
[4,9]	Deutsche Bank AG	4.125%	4/4/30	100	110
[9]	DVI Deutsche Vermoegens- & Immobilienverwaltungs GmbH	2.500%	1/25/27	100	105
	Fifth Third Bancorp	6.339%	7/27/29	493	515
	Fifth Third Bancorp	4.895%	9/6/30	150	150
[7]	Focus Financial Partners LLC	6.750%	9/15/31	75	74
[7]	Freedom Mortgage Holdings LLC	9.250%	2/1/29	5	5
[7]	Freedom Mortgage Holdings LLC	8.375%	4/1/32	35	34
	GATX Corp.	3.250%	9/15/26	1	1
	GATX Corp.	4.550%	11/7/28	9	9
	GATX Corp.	4.700%	4/1/29	21	21
[4,9]	Generali	5.500%	10/27/47	100	113
[7]	GGAM Finance Ltd.	8.000%	2/15/27	40	41
[7]	Global Atlantic Fin Co.	7.950%	6/15/33	137	154
[7]	Global Atlantic Fin Co.	6.750%	3/15/54	60	61
	Goldman Sachs Group Inc.	4.692%	10/23/30	170	169
	Goldman Sachs Group Inc.	6.750%	10/1/37	69	75
[4]	Goldman Sachs Group Inc.	4.411%	4/23/39	25	22
	Goldman Sachs Group Inc.	6.250%	2/1/41	100	105
	Goldman Sachs Group Inc.	5.561%	11/19/45	660	643
[7]	Golub Capital Private Credit Fund	5.875%	5/1/30	209	207
[4,9]	Grand City Properties SA	0.125%	1/11/28	100	99
[7]	Howden UK Refinance plc	7.250%	2/15/31	60	61
[7]	Howden UK Refinance plc	8.125%	2/15/32	15	15
[7]	HPS Corporate Lending Fund	5.950%	4/14/32	160	158
	HSBC Holdings plc	5.887%	8/14/27	67	68
	HSBC Holdings plc	5.130%	11/19/28	200	202
	HSBC Holdings plc	4.950%	3/31/30	400	401
[4]	HSBC Holdings plc	3.973%	5/22/30	590	568
	HSBC Holdings plc	2.804%	5/24/32	200	175
	HSBC Holdings plc	5.874%	11/18/35	160	159
[4]	HSBC Holdings plc	6.500%	9/15/37	230	238
	HSBC Holdings plc	6.100%	1/14/42	390	413
	Huntington Bancshares Inc.	4.443%	8/4/28	430	427
	Huntington Bancshares Inc.	6.208%	8/21/29	400	416
	Huntington Bancshares Inc.	5.272%	1/15/31	130	131
	Huntington Bancshares Inc.	5.709%	2/2/35	283	286
	Huntington Bancshares Inc.	2.487%	8/15/36	60	49
	Huntington Bancshares Inc.	6.141%	11/18/39	170	171
	Huntington National Bank	5.650%	1/10/30	100	103
	Intercontinental Exchange Inc.	3.625%	9/1/28	27	26
	Intercontinental Exchange Inc.	5.250%	6/15/31	80	82
	JPMorgan Chase & Co.	5.040%	1/23/28	50	50
	JPMorgan Chase & Co.	4.979%	7/22/28	578	583
	JPMorgan Chase & Co.	4.505%	10/22/28	320	319
	JPMorgan Chase & Co.	5.012%	1/23/30	380	384
	JPMorgan Chase & Co.	4.603%	10/22/30	190	189
	JPMorgan Chase & Co.	6.400%	5/15/38	25	28
	JPMorgan Chase & Co.	5.400%	1/6/42	760	758
	JPMorgan Chase & Co.	4.850%	2/1/44	300	277
	KeyBank NA	5.000%	1/26/33	50	49
	KeyCorp	6.401%	3/6/35	50	53
	LPL Holdings Inc.	6.000%	5/20/34	280	286
	M&T Bank Corp.	4.553%	8/16/28	175	174
[4]	M&T Bank Corp.	4.833%	1/16/29	330	330
	M&T Bank Corp.	7.413%	10/30/29	16	17
12

Core-Plus Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	M&T Bank Corp.	6.082%	3/13/32	531	550
	M&T Bank Corp.	5.053%	1/27/34	527	509
	Manufacturers & Traders Trust Co.	4.700%	1/27/28	250	250
	Marsh & McLennan Cos. Inc.	5.400%	3/15/55	640	617
	MetLife Inc.	4.875%	11/13/43	10	9
	Mitsubishi UFJ Financial Group Inc.	5.258%	4/17/30	200	204
	Morgan Stanley	5.050%	1/28/27	9	9
	Morgan Stanley	1.593%	5/4/27	450	436
[4]	Morgan Stanley	3.591%	7/22/28	110	107
	Morgan Stanley	5.123%	2/1/29	140	142
	Morgan Stanley	5.173%	1/16/30	20	20
	Morgan Stanley	4.654%	10/18/30	1,170	1,161
	Morgan Stanley	5.230%	1/15/31	300	305
	Morgan Stanley	2.484%	9/16/36	400	331
	Morgan Stanley	5.948%	1/19/38	40	40
[4]	Morgan Stanley	3.971%	7/22/38	25	22
[4]	Morgan Stanley	4.457%	4/22/39	155	142
	Morgan Stanley	3.217%	4/22/42	120	90
	Morgan Stanley	6.375%	7/24/42	600	653
	Morgan Stanley	4.300%	1/27/45	15	13
[4]	Morgan Stanley	2.802%	1/25/52	450	277
	Morgan Stanley	5.516%	11/19/55	530	518
[4]	Morgan Stanley Bank NA	5.504%	5/26/28	250	255
[4]	Morgan Stanley Bank NA	4.968%	7/14/28	364	367
	Nasdaq Inc.	5.350%	6/28/28	50	51
	Nasdaq Inc.	2.500%	12/21/40	100	68
[7]	National Australia Bank Ltd.	2.990%	5/21/31	100	88
	National Bank of Canada	4.950%	2/1/28	510	513
[7]	Nationstar Mortgage Holdings Inc.	5.000%	2/1/26	60	60
[7]	Nationstar Mortgage Holdings Inc.	6.500%	8/1/29	35	35
[7]	Nationstar Mortgage Holdings Inc.	5.125%	12/15/30	20	20
[7]	NatWest Markets plc	5.416%	5/17/27	450	458
	Navient Corp.	4.875%	3/15/28	4	4
	Navient Corp.	9.375%	7/25/30	13	14
[4,9]	NIBC Bank NV	4.500%	6/12/35	100	109
	Nomura Holdings Inc.	5.594%	7/2/27	200	204
	Nomura Holdings Inc.	5.842%	1/18/28	200	205
	Nomura Holdings Inc.	2.999%	1/22/32	100	87
	OneMain Finance Corp.	3.500%	1/15/27	26	25
	OneMain Finance Corp.	6.625%	1/15/28	140	141
[4,9]	P3 Group Sarl	1.625%	1/26/29	100	100
[7]	Penske Truck Leasing Co. LP	5.250%	7/1/29	490	496
[7]	Penske Truck Leasing Co. LP	5.250%	2/1/30	6	6
[7]	Penske Truck Leasing Co. LP	6.200%	6/15/30	10	11
[4]	PNC Bank NA	4.050%	7/26/28	991	971
[4]	PNC Bank NA	2.700%	10/22/29	250	229
	PNC Financial Services Group Inc.	5.354%	12/2/28	610	622
	PNC Financial Services Group Inc.	5.492%	5/14/30	320	329
	PNC Financial Services Group Inc.	2.307%	4/23/32	90	78
	PNC Financial Services Group Inc.	5.939%	8/18/34	820	853
	PNC Financial Services Group Inc.	5.575%	1/29/36	60	61
[4]	Prudential Financial Inc.	5.700%	12/14/36	100	104
[4]	Prudential Financial Inc.	4.600%	5/15/44	100	88
	Prudential Financial Inc.	6.500%	3/15/54	40	41
[9]	Raiffeisen Bank International AG	2.875%	6/18/32	300	316
[9]	Raiffeisen Bank International AG	1.375%	6/17/33	100	99
	Regions Financial Corp.	5.722%	6/6/30	707	724
	Regions Financial Corp.	5.502%	9/6/35	762	752
	RenaissanceRe Holdings Ltd.	5.800%	4/1/35	595	609
[7]	Rocket Mortgage LLC	2.875%	10/15/26	180	173
[10]	Rothesay Life plc	3.375%	7/12/26	200	252
[4]	Royal Bank of Canada	4.510%	10/18/27	190	190
[4]	Royal Bank of Canada	4.522%	10/18/28	557	556
[4]	Royal Bank of Canada	4.969%	8/2/30	733	738
[4]	Royal Bank of Canada	4.650%	10/18/30	250	248
[4]	Royal Bank of Canada	5.153%	2/4/31	1,030	1,043
[7]	Ryan Specialty LLC	5.875%	8/1/32	50	49
[7]	Shift4 Payments LLC	6.750%	8/15/32	15	15
[7]	Sixth Street Lending Partners	6.125%	7/15/30	280	282
[9]	Skandinaviska Enskilda Banken AB	5.000%	8/17/33	115	130
13

Core-Plus Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	State Street Corp.	4.530%	2/20/29	80	80
	Suci Second Investment Co.	4.375%	9/10/27	615	610
	Sumitomo Mitsui Financial Group Inc.	5.316%	7/9/29	743	759
	Sumitomo Mitsui Financial Group Inc.	5.836%	7/9/44	200	204
[7]	Swedbank AB	4.998%	11/20/29	130	132
	Synovus Financial Corp.	6.168%	11/1/30	292	296
[4,9]	Talanx AG	2.250%	12/5/47	100	104
	Toronto-Dominion Bank	4.783%	12/17/29	370	370
	UBS AG	7.500%	2/15/28	1,844	1,986
[7]	UBS Group AG	4.253%	3/23/28	200	197
[7]	UBS Group AG	5.617%	9/13/30	220	226
[7]	UBS Group AG	3.091%	5/14/32	250	223
	US Bancorp	5.775%	6/12/29	9	9
	US Bancorp	5.384%	1/23/30	50	51
[4]	US Bancorp	4.967%	7/22/33	501	481
	US Bancorp	5.850%	10/21/33	24	25
	US Bancorp	4.839%	2/1/34	100	97
	US Bancorp	5.836%	6/12/34	345	356
	US Bancorp	2.491%	11/3/36	820	680
[7]	USI Inc.	7.500%	1/15/32	70	72
[7]	UWM Holdings LLC	6.625%	2/1/30	15	15
[4]	Wells Fargo & Co.	2.393%	6/2/28	60	57
[4]	Wells Fargo & Co.	3.068%	4/30/41	115	86
	Wells Fargo & Co.	3.900%	5/1/45	430	339
[4]	Wells Fargo & Co.	4.750%	12/7/46	600	506
[4]	Wells Fargo & Co.	4.611%	4/25/53	15	13
[7]	WEX Inc.	6.500%	3/15/33	145	143
	Willis North America Inc.	2.950%	9/15/29	15	14
					60,773
Health Care (2.0%)
[6,7]	1261229 BC Ltd.	10.000%	4/15/32	215	214
	AbbVie Inc.	4.050%	11/21/39	25	22
	AbbVie Inc.	5.400%	3/15/54	130	128
[4]	AdventHealth Obligated Group	2.795%	11/15/51	15	9
	Amgen Inc.	4.200%	3/1/33	200	190
	Amgen Inc.	3.150%	2/21/40	550	420
	Amgen Inc.	5.600%	3/2/43	145	144
	Amgen Inc.	5.650%	3/2/53	445	436
[7]	Bausch + Lomb Corp.	8.375%	10/1/28	30	31
[9]	Bayer AG	1.000%	1/12/36	100	78
	Becton Dickinson & Co.	4.874%	2/8/29	80	81
[4]	Beth Israel Lahey Health Inc.	3.080%	7/1/51	10	6
	Cardinal Health Inc.	5.750%	11/15/54	355	347
	Cencora Inc.	4.625%	12/15/27	95	95
	Cencora Inc.	4.300%	12/15/47	25	20
	Centene Corp.	2.450%	7/15/28	25	23
	Centene Corp.	4.625%	12/15/29	430	412
	Centene Corp.	3.375%	2/15/30	720	652
	Centene Corp.	3.000%	10/15/30	7	6
[7]	Community Health Systems Inc.	10.875%	1/15/32	26	26
	CVS Health Corp.	1.750%	8/21/30	125	106
	CVS Health Corp.	4.125%	4/1/40	420	341
	CVS Health Corp.	6.000%	6/1/63	7	7
[7]	DaVita Inc.	4.625%	6/1/30	90	83
[7]	DaVita Inc.	3.750%	2/15/31	14	12
[7]	DaVita Inc.	6.875%	9/1/32	65	65
	Elevance Health Inc.	5.150%	6/15/29	100	102
	Elevance Health Inc.	4.550%	3/1/48	90	75
	Elevance Health Inc.	3.125%	5/15/50	17	11
	Elevance Health Inc.	3.600%	3/15/51	100	71
	Elevance Health Inc.	6.100%	10/15/52	110	112
	Elevance Health Inc.	5.125%	2/15/53	400	359
	Elevance Health Inc.	5.650%	6/15/54	185	178
	Elevance Health Inc.	5.700%	2/15/55	335	327
[7]	Fortrea Holdings Inc.	7.500%	7/1/30	50	46
	GE HealthCare Technologies Inc.	4.800%	8/14/29	130	130
	Gilead Sciences Inc.	4.600%	9/1/35	100	96
	Gilead Sciences Inc.	4.150%	3/1/47	15	12
	GlaxoSmithKline Capital Inc.	4.200%	3/18/43	520	448
14

Core-Plus Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	HCA Inc.	5.000%	3/1/28	75	76
	HCA Inc.	5.250%	3/1/30	145	147
	HCA Inc.	5.450%	4/1/31	800	812
	HCA Inc.	5.750%	3/1/35	390	393
	HCA Inc.	4.625%	3/15/52	35	28
	HCA Inc.	6.000%	4/1/54	645	624
	Humana Inc.	5.750%	3/1/28	200	206
[7]	Medline Borrower LP	3.875%	4/1/29	31	29
[7]	Medline Borrower LP	6.250%	4/1/29	10	10
	Novartis Capital Corp.	4.700%	9/18/54	70	63
[7]	Organon & Co.	6.750%	5/15/34	5	5
	Pfizer Investment Enterprises Pte. Ltd.	5.110%	5/19/43	7	7
	Pfizer Investment Enterprises Pte. Ltd.	5.300%	5/19/53	300	285
	Pfizer Investment Enterprises Pte. Ltd.	5.340%	5/19/63	17	16
	Quest Diagnostics Inc.	4.200%	6/30/29	55	54
	Revvity Inc.	3.300%	9/15/29	2	2
[7]	Roche Holdings Inc.	5.218%	3/8/54	220	212
	Takeda Pharmaceutical Co. Ltd.	3.375%	7/9/60	200	128
	Tenet Healthcare Corp.	4.625%	6/15/28	30	29
	Tenet Healthcare Corp.	6.125%	10/1/28	8	8
	Teva Pharmaceutical Finance Netherlands III BV	3.150%	10/1/26	20	19
	Teva Pharmaceutical Finance Netherlands III BV	5.125%	5/9/29	36	35
	UnitedHealth Group Inc.	6.500%	6/15/37	100	111
	UnitedHealth Group Inc.	4.250%	6/15/48	410	333
	UnitedHealth Group Inc.	6.050%	2/15/63	15	15
	Zoetis Inc.	4.700%	2/1/43	107	97
					9,665
Industrials (1.7%)
[7]	Air Canada	3.875%	8/15/26	80	78
	Allegion plc	3.500%	10/1/29	7	7
[7]	American Airlines Inc.	7.250%	2/15/28	40	40
[7]	American Builders & Contractors Supply Co. Inc.	4.000%	1/15/28	17	16
[7]	American Builders & Contractors Supply Co. Inc.	3.875%	11/15/29	48	44
[7]	Arcosa Inc.	6.875%	8/15/32	15	15
[7]	Axon Enterprise Inc.	6.125%	3/15/30	55	56
[7]	Axon Enterprise Inc.	6.250%	3/15/33	55	56
	Boeing Co.	5.040%	5/1/27	530	532
	Boeing Co.	6.298%	5/1/29	10	11
	Boeing Co.	5.150%	5/1/30	105	106
	Boeing Co.	3.625%	2/1/31	326	303
	Boeing Co.	6.388%	5/1/31	235	250
	Boeing Co.	6.528%	5/1/34	740	792
	Boeing Co.	5.705%	5/1/40	50	49
	Boeing Co.	6.858%	5/1/54	870	946
	Boeing Co.	7.008%	5/1/64	40	43
[7]	Bombardier Inc.	7.000%	6/1/32	20	20
	Burlington Northern Santa Fe LLC	5.750%	5/1/40	30	31
	Burlington Northern Santa Fe LLC	5.500%	3/15/55	35	35
[7]	BWX Technologies Inc.	4.125%	6/30/28	75	71
	Canadian Pacific Railway Co.	4.800%	8/1/45	15	13
	Canadian Pacific Railway Co.	3.500%	5/1/50	97	68
	CSX Corp.	3.800%	11/1/46	30	23
[7]	Delta Air Lines Inc.	4.750%	10/20/28	440	438
[7]	ERAC USA Finance LLC	7.000%	10/15/37	95	108
[7]	Gates Corp.	6.875%	7/1/29	20	20
	General Dynamics Corp.	2.850%	6/1/41	15	11
[7]	Herc Holdings Inc.	6.625%	6/15/29	20	20
	Hillenbrand Inc.	6.250%	2/15/29	70	70
	Honeywell International Inc.	4.750%	2/1/32	130	130
	Huntington Ingalls Industries Inc.	5.353%	1/15/30	928	941
	Ingersoll Rand Inc.	5.176%	6/15/29	10	10
	Ingersoll Rand Inc.	5.700%	6/15/54	40	40
[7]	JetBlue Airways Corp.	9.875%	9/20/31	141	139
	L3Harris Technologies Inc.	5.250%	6/1/31	110	112
	Lockheed Martin Corp.	4.700%	5/15/46	15	13
	Lockheed Martin Corp.	4.300%	6/15/62	120	95
	Lockheed Martin Corp.	5.200%	2/15/64	105	97
[7]	Mileage Plus Holdings LLC	6.500%	6/20/27	1,175	1,179
[4,10]	Motability Operations Group plc	2.125%	1/18/42	200	148
15

Core-Plus Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Norfolk Southern Corp.	3.050%	5/15/50	200	130
	RTX Corp.	4.875%	10/15/40	150	140
[4]	Ryder System Inc.	5.300%	3/15/27	30	30
[7]	Stonepeak Nile Parent LLC	7.250%	3/15/32	5	5
[4,9]	Sydney Airport Finance Co. Pty Ltd.	4.125%	4/30/36	100	108
[7]	Terex Corp.	6.250%	10/15/32	13	13
[7]	TransDigm Inc.	6.750%	8/15/28	40	41
[7]	TransDigm Inc.	6.375%	3/1/29	90	91
[7]	TransDigm Inc.	6.625%	3/1/32	5	5
[4,10]	Traton Finance Luxembourg SA	5.625%	1/16/29	100	129
	Union Pacific Corp.	3.839%	3/20/60	20	15
[7]	United Airlines Inc.	4.375%	4/15/26	48	47
[7]	United Airlines Inc.	4.625%	4/15/29	34	32
	Waste Management Inc.	5.350%	10/15/54	120	117
[7]	Waste Pro USA Inc.	7.000%	2/1/33	5	5
[7]	WESCO Distribution Inc.	6.375%	3/15/33	120	121
					8,205
Materials (1.0%)
[7]	Alumina Pty Ltd.	6.125%	3/15/30	30	30
[7]	Alumina Pty Ltd.	6.375%	9/15/32	250	247
[7]	Amcor Flexibles North America Inc.	4.800%	3/17/28	440	443
[7]	Amcor Flexibles North America Inc.	5.100%	3/17/30	330	333
	Ball Corp.	6.000%	6/15/29	30	30
	Ball Corp.	2.875%	8/15/30	24	21
	Berry Global Inc.	5.650%	1/15/34	29	29
[7]	Big River Steel LLC	6.625%	1/31/29	235	236
[4]	Braskem Netherlands Finance BV	4.500%	1/31/30	630	540
	Celanese US Holdings LLC	6.750%	4/15/33	60	58
	Celulosa Arauco y Constitucion SA	3.875%	11/2/27	300	292
[7]	Chemours Co.	4.625%	11/15/29	70	60
[7]	Chemours Co.	8.000%	1/15/33	25	23
[7]	Cleveland-Cliffs Inc.	7.500%	9/15/31	25	24
[7]	Cleveland-Cliffs Inc.	7.375%	5/1/33	60	58
[6,7]	Clydesdale Acquisition Holdings Inc.	6.750%	4/15/32	90	91
	Dow Chemical Co.	5.600%	2/15/54	80	74
	Eastman Chemical Co.	4.500%	12/1/28	41	41
[7]	Element Solutions Inc.	3.875%	9/1/28	150	141
[7]	Georgia-Pacific LLC	2.300%	4/30/30	15	13
[7]	Kaiser Aluminum Corp.	4.500%	6/1/31	120	106
	LYB International Finance III LLC	2.250%	10/1/30	90	78
	LYB International Finance III LLC	3.375%	10/1/40	15	11
[7]	Magnera Corp.	7.250%	11/15/31	20	19
[7]	NOVA Chemicals Corp.	9.000%	2/15/30	52	56
[7]	Novelis Inc.	6.875%	1/30/30	35	35
	Nutrien Ltd.	5.950%	11/7/25	5	5
	Nutrien Ltd.	4.900%	6/1/43	60	54
	Nutrien Ltd.	5.800%	3/27/53	10	10
[7]	Olin Corp.	6.625%	4/1/33	25	24
[7]	Olympus Water US Holding Corp.	9.750%	11/15/28	60	62
[7]	Olympus Water US Holding Corp.	7.250%	6/15/31	30	30
[7]	Owens-Brockway Glass Container Inc.	7.250%	5/15/31	42	41
[7]	Owens-Brockway Glass Container Inc.	7.375%	6/1/32	50	48
[7]	Quikrete Holdings Inc.	6.375%	3/1/32	45	45
[7]	Quikrete Holdings Inc.	6.750%	3/1/33	20	20
[7]	Sealed Air Corp.	6.125%	2/1/28	6	6
[7]	Sealed Air Corp.	5.000%	4/15/29	10	10
[7]	Sealed Air Corp.	6.500%	7/15/32	140	142
[4]	Sherwin-Williams Co.	4.550%	3/1/28	215	215
	Sherwin-Williams Co.	2.950%	8/15/29	15	14
[7]	Smurfit Kappa Treasury ULC	5.438%	4/3/34	210	212
[7]	Smurfit Westrock Financing DAC	5.418%	1/15/35	202	203
[7]	SNF Group SACA	3.125%	3/15/27	75	72
	Vale Overseas Ltd.	3.750%	7/8/30	300	279
	Vulcan Materials Co.	4.950%	12/1/29	66	67
	Vulcan Materials Co.	5.700%	12/1/54	80	78
[7]	WR Grace Holdings LLC	5.625%	8/15/29	90	78
	WRKCo Inc.	3.375%	9/15/27	100	97
	WRKCo Inc.	4.000%	3/15/28	50	49
					4,950
16

Core-Plus Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Real Estate (0.6%)
[4,9]	Aroundtown SA	0.375%	4/15/27	100	101
[4,9]	Aroundtown SA	1.450%	7/9/28	300	301
	COPT Defense Properties LP	2.250%	3/15/26	10	10
[9]	Digital Dutch Finco BV	3.875%	9/13/33	200	211
	ERP Operating LP	4.500%	7/1/44	25	22
	Essex Portfolio LP	5.375%	4/1/35	350	350
	Extra Space Storage LP	5.700%	4/1/28	70	72
	Extra Space Storage LP	5.500%	7/1/30	181	186
	Extra Space Storage LP	5.900%	1/15/31	5	5
	Healthpeak OP LLC	5.250%	12/15/32	15	15
	Highwoods Realty LP	2.600%	2/1/31	138	117
	Highwoods Realty LP	7.650%	2/1/34	71	79
	Hudson Pacific Properties LP	5.950%	2/15/28	15	13
	Kilroy Realty LP	4.750%	12/15/28	23	23
	Kimco Realty OP LLC	4.250%	4/1/45	10	8
[7]	Ladder Capital Finance Holdings LLLP	7.000%	7/15/31	25	26
	Mid-America Apartments LP	5.000%	3/15/34	100	99
	MPT Operating Partnership LP	3.500%	3/15/31	5	3
[7]	MPT Operating Partnership LP	8.500%	2/15/32	170	173
	NNN REIT Inc.	5.600%	10/15/33	15	15
	Omega Healthcare Investors Inc.	3.625%	10/1/29	152	142
[7]	Park Intermediate Holdings LLC	7.000%	2/1/30	10	10
[7]	Pebblebrook Hotel LP	6.375%	10/15/29	7	7
	Prologis LP	1.750%	2/1/31	115	97
	Public Storage Operating Co.	5.350%	8/1/53	10	10
[9]	Realty Income Corp.	4.875%	7/6/30	100	114
	Realty Income Corp.	5.125%	2/15/34	200	198
	Realty Income Corp.	5.375%	9/1/54	10	10
	Regency Centers LP	5.250%	1/15/34	200	200
	Sabra Health Care LP	3.900%	10/15/29	8	8
	Sabra Health Care LP	3.200%	12/1/31	15	13
	Service Properties Trust	5.500%	12/15/27	20	19
	Service Properties Trust	8.375%	6/15/29	27	27
[7]	Starwood Property Trust Inc.	6.000%	4/15/30	30	29
[6,7]	Starwood Property Trust Inc.	6.500%	10/15/30	55	55
	Sun Communities Operating LP	5.500%	1/15/29	60	61
[7]	VICI Properties LP	4.625%	6/15/25	15	15
	Weyerhaeuser Co.	6.950%	10/1/27	20	21
[7]	XHR LP	4.875%	6/1/29	10	9
[7]	XHR LP	6.625%	5/15/30	10	10
					2,884
Technology (2.5%)
[7]	Atkore Inc.	4.250%	6/1/31	30	26
	Atlassian Corp.	5.250%	5/15/29	13	13
[7]	Boost Newco Borrower LLC	7.500%	1/15/31	48	50
	Broadcom Inc.	3.150%	11/15/25	40	40
	Broadcom Inc.	4.150%	11/15/30	10	10
[7]	Broadcom Inc.	3.469%	4/15/34	381	335
[7]	Broadcom Inc.	4.926%	5/15/37	30	29
	CDW LLC	5.100%	3/1/30	50	50
[7]	Central Parent Inc.	7.250%	6/15/29	36	31
[7]	Central Parent LLC	8.000%	6/15/29	4	3
	Cisco Systems Inc.	5.350%	2/26/64	100	97
[7]	Cloud Software Group Inc.	6.500%	3/31/29	42	41
[7]	Cloud Software Group Inc.	9.000%	9/30/29	11	11
[7]	Cloud Software Group Inc.	8.250%	6/30/32	38	39
	Dell International LLC	4.900%	10/1/26	15	15
[6]	Dell International LLC	4.750%	4/1/28	390	392
	Dell International LLC	5.300%	10/1/29	90	92
	Dell International LLC	8.350%	7/15/46	5	6
[7]	Diebold Nixdorf Inc.	7.750%	3/31/30	13	13
[7]	Ellucian Holdings Inc.	6.500%	12/1/29	25	25
[7]	Foundry JV Holdco LLC	6.150%	1/25/32	900	934
[7]	Foundry JV Holdco LLC	5.900%	1/25/33	200	204
[7]	Foundry JV Holdco LLC	6.200%	1/25/37	880	904
[7]	Foundry JV Holdco LLC	6.300%	1/25/39	340	352
[7]	Gen Digital Inc.	6.250%	4/1/33	55	55
	Hewlett Packard Enterprise Co.	4.400%	9/25/27	500	499
17

Core-Plus Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Hewlett Packard Enterprise Co.	4.550%	10/15/29	31	31
	Hewlett Packard Enterprise Co.	4.850%	10/15/31	40	40
	Hewlett Packard Enterprise Co.	5.000%	10/15/34	122	119
	Hewlett Packard Enterprise Co.	6.350%	10/15/45	400	410
	Hewlett Packard Enterprise Co.	5.600%	10/15/54	445	423
	HP Inc.	3.400%	6/17/30	70	65
	Intel Corp.	2.450%	11/15/29	543	487
	Intel Corp.	2.000%	8/12/31	72	60
	Intel Corp.	5.200%	2/10/33	513	506
	Intel Corp.	4.100%	5/19/46	30	22
	Intel Corp.	3.734%	12/8/47	142	99
	Intel Corp.	3.050%	8/12/51	94	55
	Intel Corp.	5.700%	2/10/53	148	136
	Intel Corp.	5.600%	2/21/54	578	524
	Intel Corp.	3.100%	2/15/60	140	77
[7]	McAfee Corp.	7.375%	2/15/30	114	101
	Oracle Corp.	4.800%	8/3/28	380	383
[4]	Oracle Corp.	4.200%	9/27/29	915	897
	Oracle Corp.	3.250%	5/15/30	10	9
	Oracle Corp.	5.250%	2/3/32	440	446
	Oracle Corp.	6.500%	4/15/38	710	766
	Oracle Corp.	4.000%	11/15/47	40	30
	Oracle Corp.	6.000%	8/3/55	15	15
	Oracle Corp.	5.500%	9/27/64	244	221
	PayPal Holdings Inc.	5.500%	6/1/54	200	192
[7]	Raven Acquisition Holdings LLC	6.875%	11/15/31	15	15
[7]	SS&C Technologies Inc.	5.500%	9/30/27	60	60
	Synopsys Inc.	4.650%	4/1/28	420	423
	Synopsys Inc.	5.150%	4/1/35	170	171
	Synopsys Inc.	5.700%	4/1/55	440	437
	Texas Instruments Inc.	5.150%	2/8/54	100	95
	Twitter Inc.	9.500%	2/14/30	245	251
[7]	UKG Inc.	6.875%	2/1/31	100	101
	VMware LLC	3.900%	8/21/27	10	10
	VMware LLC	2.200%	8/15/31	10	8
	Western Digital Corp.	4.750%	2/15/26	175	174
	Western Digital Corp.	2.850%	2/1/29	75	68
	Workday Inc.	3.700%	4/1/29	25	24
					12,217
Utilities (2.2%)
	AEP Texas Inc.	5.450%	5/15/29	70	72
[4]	AEP Transmission Co. LLC	3.650%	4/1/50	10	7
	American Electric Power Co. Inc.	5.699%	8/15/25	15	15
	Atmos Energy Corp.	6.200%	11/15/53	15	16
	Atmos Energy Corp.	5.000%	12/15/54	230	208
	Berkshire Hathaway Energy Co.	1.650%	5/15/31	25	21
	Berkshire Hathaway Energy Co.	4.250%	10/15/50	10	8
[7]	Calpine Corp.	4.500%	2/15/28	45	44
[7]	Calpine Corp.	4.625%	2/1/29	285	274
[7]	Clearway Energy Operating LLC	4.750%	3/15/28	15	15
[4]	Consolidated Edison Co. of New York Inc.	5.500%	12/1/39	10	10
	Consolidated Edison Co. of New York Inc.	5.700%	6/15/40	10	10
[4]	Consolidated Edison Co. of New York Inc.	4.650%	12/1/48	90	77
	Consolidated Edison Co. of New York Inc.	5.900%	11/15/53	15	15
[4]	Dominion Energy Inc.	2.250%	8/15/31	300	255
	Dominion Energy South Carolina Inc.	5.450%	2/1/41	267	264
	Duke Energy Carolinas LLC	3.750%	6/1/45	60	46
	Duke Energy Corp.	4.300%	3/15/28	50	50
	Duke Energy Corp.	4.850%	1/5/29	200	201
	Duke Energy Corp.	4.500%	8/15/32	450	434
	Duke Energy Ohio Inc.	5.550%	3/15/54	100	97
	Edison International	5.250%	3/15/32	30	29
	Entergy Arkansas LLC	3.350%	6/15/52	90	61
	Entergy Texas Inc.	5.000%	9/15/52	25	22
	Exelon Corp.	4.100%	3/15/52	130	100
	Exelon Corp.	5.600%	3/15/53	130	125
	Exelon Corp.	5.875%	3/15/55	570	569
[7]	FirstEnergy Transmission LLC	2.866%	9/15/28	15	14
	FirstEnergy Transmission LLC	4.550%	1/15/30	5	5
18

Core-Plus Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7]	FirstEnergy Transmission LLC	4.550%	4/1/49	15	13
	Georgia Power Co.	4.950%	5/17/33	325	323
	Georgia Power Co.	5.125%	5/15/52	15	14
[7]	Jersey Central Power & Light Co.	5.100%	1/15/35	170	168
	MidAmerican Energy Co.	5.300%	2/1/55	160	152
	National Grid plc	5.602%	6/12/28	500	513
[4,9]	National Grid plc	0.750%	9/1/33	100	84
	National Grid plc	5.418%	1/11/34	300	303
	Nevada Power Co.	6.250%	5/15/55	120	119
	NextEra Energy Capital Holdings Inc.	6.375%	8/15/55	360	362
	NiSource Inc.	5.200%	7/1/29	175	178
	NiSource Inc.	5.350%	4/1/34	406	407
	NiSource Inc.	4.375%	5/15/47	100	82
	NiSource Inc.	5.850%	4/1/55	440	437
[7]	NRG Energy Inc.	6.250%	11/1/34	20	20
	Pacific Gas & Electric Co.	3.150%	1/1/26	15	15
	Pacific Gas & Electric Co.	5.550%	5/15/29	90	91
	Pacific Gas & Electric Co.	2.500%	2/1/31	15	13
	Pacific Gas & Electric Co.	6.150%	1/15/33	10	10
	Pacific Gas & Electric Co.	6.950%	3/15/34	10	11
	Pacific Gas & Electric Co.	4.500%	7/1/40	150	127
	Pacific Gas & Electric Co.	3.300%	8/1/40	15	11
	Pacific Gas & Electric Co.	4.750%	2/15/44	20	17
[7]	Pattern Energy Operations LP	4.500%	8/15/28	8	7
	PPL Electric Utilities Corp.	5.250%	5/15/53	425	406
	Public Service Enterprise Group Inc.	5.200%	4/1/29	210	214
[7]	Saavi Energia Sarl	8.875%	2/10/35	715	723
	Sempra	6.625%	4/1/55	400	391
	Southern California Edison Co.	4.875%	2/1/27	300	301
	Southern California Edison Co.	5.450%	6/1/31	140	142
[4]	Southern California Gas Co.	3.950%	2/15/50	90	68
	Southern Co.	5.700%	10/15/32	10	10
	Southern Co. Gas Capital Corp.	5.150%	9/15/32	700	700
[4,10]	United Utilities Water Finance plc	5.250%	1/22/46	100	110
	Virginia Electric & Power Co.	5.000%	4/1/33	150	149
	Virginia Electric & Power Co.	5.050%	8/15/34	300	297
[4]	Virginia Electric & Power Co.	4.625%	5/15/52	75	63
	Virginia Electric & Power Co.	5.700%	8/15/53	50	49
	Virginia Electric & Power Co.	5.550%	8/15/54	215	208
[7]	Vistra Operations Co. LLC	5.000%	7/31/27	64	63
[7]	XPLR Infrastructure Operating Partners LP	8.375%	1/15/31	25	25
[7]	XPLR Infrastructure Operating Partners LP	8.625%	3/15/33	25	24
[4,10]	Yorkshire Water Finance plc	2.750%	4/18/41	100	80
					10,564
Total Corporate Bonds (Cost $146,798)					146,972
Floating Rate Loan Interests (0.2%)
[8]	1261229 BC Ltd. First Lien Term Loan, TSFR12M + 6.250%	10.570%	3/25/32	40	39
[8]	AAdvantage Loyalty IP Ltd. First Lien Initial Term Loan, TSFR3M + 4.750%	9.305%	4/20/28	29	30
[8]	Alpha Generation LLC First Lien Initial Term Loan B, TSFR1M + 2.750%	7.074%	9/30/31	25	25
[8]	Bausch + Lomb Corp. First Lien Initial Term Loan, TSFR1M + 3.250%	7.674%	5/10/27	89	89
[8]	Clarios Global LP First Lien Amendment No. 6 Term Loan, TSFR1M + 2.750%	7.074%	1/28/32	70	69
[8]	Cloud Software Group Inc. First Lien Incremental Term Loan B, TSFR3M + 3.750%	8.079%	3/21/31	4	4
[8]	Cotiviti Inc. First Lien Incremental Term Loan, TSFR12M + 2.750%	6.957%	2/13/32	285	278
[8]	Endo Finance Holdings Inc. First Lien Refinancing Term Loan, TSFR1M + 4.000%	8.324%	4/23/31	18	18
[8]	Frontier Communications Holdings LLC First Lien Initial Term Loan, TSFR6M + 2.500%	6.792%	7/1/31	5	5
[8]	Glatfelter Corp. First Lien Term Loan, TSFR3M + 4.250%	8.563%	11/4/31	20	20
[8]	Grant Thornton Advisors LLC First Lien Incremental Term Loan, TSFR3M + 2.750%	7.055%	6/2/31	5	5
[8]	Hanesbrands Inc. First Lien Initial Term Loan B, TSFR1M + 2.750%	7.064%	3/8/32	80	80
[8]	Raven Acquisition Holdings LLC First Lien Initial Term Loan, TSFR1M + 3.250%	7.574%	11/19/31	5	5
[8]	Sedgwick Claims Management Services Inc. First Lien Term Loan, TSFR3M + 3.000%	7.313%	7/31/31	120	119
[8]	Star Parent Inc. First Lien Term Loan, TSFR3M + 4.000%	8.329%	9/27/30	30	28
[8]	TK Elevator Midco GmbH First Lien Term Loan B, TSFR12M + 3.000%	7.158%	4/30/30	40	40
Total Floating Rate Loan Interests (Cost $860)					854
Sovereign Bonds (17.9%)
[9]	Adif Alta Velocidad	3.125%	1/31/30	900	974
[9]	Adif Alta Velocidad	3.625%	4/30/35	1,100	1,174
[9]	Aeroports de Paris SA	2.750%	6/5/28	200	215
19

Core-Plus Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4,9]	Arab Republic of Egypt	4.750%	4/16/26	428	453
[4]	Arab Republic of Egypt	8.500%	1/31/47	200	152
[4]	Arab Republic of Egypt	8.700%	3/1/49	200	153
[4]	Argentine Republic	0.750%	7/9/30	1,355	988
[4]	Argentine Republic	4.125%	7/9/35	414	258
[4]	Argentine Republic	3.500%	7/9/41	295	170
[4]	Argentine Republic	4.125%	7/9/46	29	18
[4]	Asian Development Bank	4.375%	1/14/28	347	351
[4,7]	Benin Government Bond	8.375%	1/23/41	200	190
[4]	Bermuda	3.717%	1/25/27	540	528
[4]	Cassa Depositi e Prestiti SpA	5.875%	4/30/29	595	617
[4,7]	Central American Bank for Economic Integration	5.000%	1/25/27	263	266
[4]	Ciudad Autonoma De Buenos Aires	7.500%	6/1/27	200	201
	Corp. Andina de Fomento	5.000%	1/24/29	294	300
	Corp. Andina de Fomento	5.000%	1/22/30	1,777	1,819
[4]	Corp. Nacional del Cobre de Chile	3.625%	8/1/27	910	887
[4,7]	Development Bank of Kazakhstan JSC	5.500%	4/15/27	210	211
[4,7,11]	Dexia SA	4.750%	1/24/30	1,704	1,730
[4]	Dominican Republic	5.950%	1/25/27	2,209	2,217
[4]	Dominican Republic	6.000%	7/19/28	1,000	1,006
[4]	Dominican Republic	5.500%	2/22/29	1,344	1,322
[4,7]	Dominican Republic	6.950%	3/15/37	877	887
	Ecopetrol SA	8.625%	1/19/29	200	212
	Ecopetrol SA	7.750%	2/1/32	470	461
[4,9]	European Union	0.300%	11/4/50	1,548	760
[4,9]	European Union	0.700%	7/6/51	1,043	563
	Federative Republic of Brazil	6.000%	10/20/33	200	195
	Federative Republic of Brazil	6.625%	3/15/35	390	388
	Federative Republic of Brazil	7.125%	5/13/54	200	192
[9]	Gemeinsame Deutsche Bundeslaender	2.625%	2/27/30	1,104	1,193
[4]	Hashemite Kingdom of Jordan	7.500%	1/13/29	430	430
[7,9]	Hellenic Republic	3.375%	6/15/34	951	1,024
[7,9]	Hellenic Republic	3.625%	6/15/35	680	741
[7,9]	Hellenic Republic	4.375%	7/18/38	403	459
[9]	Hellenic Republic	4.200%	1/30/42	213	235
[7,9]	Hellenic Republic	4.125%	6/15/54	472	496
[9]	Ile-de-France Mobilites	3.800%	5/25/45	300	314
[4,6,7]	Ivory Coast Government Bond	8.075%	4/1/36	582	558
[4,12]	Japan	0.400%	3/20/50	191,200	803
[4,12]	Japan	1.200%	6/20/53	35,350	176
[4,12]	Japan	2.200%	6/20/54	35,350	222
[4,6,7]	Japan Finance Organization for Municipalities	4.375%	4/2/30	1,358	1,363
[9]	Junta de Andalucia	3.300%	4/30/35	1,200	1,266
[7]	Kingdom of Belgium	4.875%	6/10/55	388	368
[4,7]	Kingdom of Saudi Arabia	5.125%	1/13/28	2,115	2,141
[4]	Kingdom of Saudi Arabia	5.125%	1/13/28	422	427
[4,7]	Kommuninvest I Sverige AB	4.125%	4/21/27	2,714	2,718
[4,13]	Magyar Export-Import Bank Zrt.	6.125%	12/4/27	520	529
[4]	Malaysia Sovereign Sukuk Bhd.	3.043%	4/22/25	540	539
[4]	Oman Government Bond	4.750%	6/15/26	605	602
[7,9]	OMERS Finance Trust	3.250%	1/28/35	874	934
[4]	Paraguay Government Bond	4.700%	3/27/27	286	283
[4,7]	Paraguay Government Bond	6.650%	3/4/55	608	612
[4]	Petroleos del Peru SA	4.750%	6/19/32	200	150
	Petroleos Mexicanos	6.875%	10/16/25	100	100
	Petroleos Mexicanos	4.500%	1/23/26	450	440
	Petroleos Mexicanos	6.875%	8/4/26	255	254
	Petroleos Mexicanos	6.490%	1/23/27	800	784
	Petroleos Mexicanos	6.500%	3/13/27	1,740	1,702
	Petroleos Mexicanos	5.950%	1/28/31	130	111
	Petroleos Mexicanos	6.625%	6/15/38	30	22
	Petroleos Mexicanos	6.500%	6/2/41	70	49
[4]	Petroliam Nasional Bhd.	7.625%	10/15/26	400	418
[4,9]	Regie Autonome des Transports Parisiens EPIC	3.250%	5/25/34	700	741
[7,9]	Republic of Albania	4.750%	2/14/35	680	707
[4]	Republic of Chile	2.750%	1/31/27	2,400	2,320
[4]	Republic of Chile	3.240%	2/6/28	2,000	1,927
[4,9]	Republic of Chile	3.750%	1/14/32	75	81
[4]	Republic of Chile	2.550%	7/27/33	500	415
[4]	Republic of Colombia	3.000%	1/30/30	850	724
20

Core-Plus Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Republic of Colombia	3.125%	4/15/31	380	308
[4]	Republic of Colombia	3.250%	4/22/32	260	203
[4]	Republic of Colombia	4.125%	2/22/42	1,175	745
	Republic of Costa Rica	6.550%	4/3/34	400	411
[4]	Republic of Ecuador	5.000%	7/31/40	900	401
[4,7]	Republic of El Salvador	9.650%	11/21/54	170	171
[4]	Republic of Ghana	0.000%	7/3/26	90	84
[4]	Republic of Ghana	5.000%	7/3/29	255	222
[4]	Republic of Guatemala	4.875%	2/13/28	465	455
[4]	Republic of Guatemala	5.250%	8/10/29	200	197
[4]	Republic of Guatemala	4.900%	6/1/30	2,000	1,926
[4,14]	Republic of Hungary	4.500%	5/27/32	695,350	1,603
[9]	Republic of Iceland	3.500%	3/21/34	640	706
[4,9]	Republic of Indonesia	3.375%	7/30/25	100	108
[4]	Republic of Indonesia	4.150%	9/20/27	460	456
	Republic of Indonesia	3.500%	1/11/28	1,240	1,204
[4,7]	Republic of Latvia	5.125%	7/30/34	1,500	1,487
[4]	Republic of Latvia	5.125%	7/30/34	765	764
[4]	Republic of Paraguay	5.000%	4/15/26	711	710
[4]	Republic of Peru	2.392%	1/23/26	645	632
	Republic of Peru	2.844%	6/20/30	800	719
[4]	Republic of Peru	2.783%	1/23/31	1,219	1,072
	Republic of Poland	4.875%	2/12/30	372	375
[4]	Republic of Poland	5.750%	11/16/32	70	73
	Republic of South Africa	5.875%	9/16/25	2,114	2,115
	Republic of South Africa	4.875%	4/14/26	200	198
	Republic of South Africa	4.300%	10/12/28	1,500	1,413
[4,15]	Republic of South Africa	9.000%	1/31/40	39,016	1,754
[4,7]	Republic of South Africa	7.950%	11/19/54	550	517
[4]	Republic of South Africa	7.950%	11/19/54	300	281
[7]	Republic of Sri Lanka	4.000%	4/15/28	30	28
[4,7]	Republic of Sri Lanka	3.100%	1/15/30	32	28
[4,7]	Republic of Sri Lanka	3.350%	3/15/33	64	50
[7]	Republic of Sri Lanka	3.600%	6/15/35	30	20
[4,7]	Republic of Sri Lanka	3.600%	5/15/36	20	16
	Republic of the Philippines	5.170%	10/13/27	200	203
	Republic of the Philippines	5.250%	5/14/34	200	201
[4]	Republic of Turkiye	9.375%	3/14/29	200	218
[4]	Republic of Turkiye	7.125%	2/12/32	1,000	982
[4]	Republic of Turkiye	5.750%	5/11/47	200	150
[7,9]	Republic of Uzbekistan Bond	5.100%	2/25/29	1,165	1,253
[4]	Republic of Zambia	5.750%	6/30/33	288	251
[4]	Saudi Arabian Oil Co.	1.625%	11/24/25	200	196
[4,9]	Serbia International Bond	3.125%	5/15/27	330	351
[4,9]	Serbia International Bond	1.000%	9/23/28	800	774
[9]	Slovakia Government Bond	3.750%	2/27/40	1,655	1,741
[4,16]	Southern Gas Corridor CJSC	6.875%	3/24/26	1,260	1,273
[9]	State of Bremen	2.750%	1/28/33	480	511
[4]	State of Israel	5.375%	2/19/30	400	403
[4]	State of Israel	5.750%	3/12/54	200	184
[7]	Ukraine Government Bond	0.000%	2/1/30	3	1
[7]	Ukraine Government Bond	0.000%	2/1/34	10	4
[4]	Ukraine Government Bond	0.000%	2/1/34	366	145
[7]	Ukraine Government Bond	1.750%	2/1/34	12	7
[7]	Ukraine Government Bond	0.000%	2/1/35	9	5
[7]	Ukraine Government Bond	1.750%	2/1/35	17	9
[7]	Ukraine Government Bond	0.000%	2/1/36	7	4
[4]	Ukraine Government Bond	0.000%	2/1/36	360	198
[4,7]	Ukraine Government Bond	1.750%	2/1/36	305	156
[4,9,11]	UNEDIC ASSEO	3.375%	11/25/33	1,300	1,413
[10]	United Kingdom	4.375%	7/31/54	2,227	2,482
	United Mexican States	4.150%	3/28/27	200	197
[4]	United Mexican States	5.000%	5/7/29	600	594
[4]	United Mexican States	2.659%	5/24/31	300	253
[4]	United Mexican States	4.875%	5/19/33	385	355
[4]	United Mexican States	6.875%	5/13/37	2,040	2,095
Total Sovereign Bonds (Cost $86,920)					87,297
21

Core-Plus Bond ETF
			Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Taxable Municipal Bonds (0.1%)
	Los Angeles CA Department of Water & Power Revenue (Cost $426)		6.574%	7/1/45	415	439
					Shares
Temporary Cash Investments (1.3%)
Money Market Fund (1.1%)
[17]	Vanguard Market Liquidity Fund		4.342%		52,465	5,246
				Maturity Date	Face Amount ($000)
U.S. Government and Agency Obligations (0.2%)
	United States Treasury Bill		4.079%	3/19/26	1,186	1,141
Total Temporary Cash Investments (Cost $6,387)						6,387
		Expiration Date	Contracts	Exercise Price	Notional Amount ($000)
Options Purchased (0.0%)
Exchange-Traded Options (0.0%)
Call Options
	10-Year U.S. Treasury Note Futures Contracts	5/23/25	7	$112.50	788	5
Put Options
	10-Year U.S. Treasury Note Futures Contracts	5/23/25	7	108.00	756	1
		Counterparty	Expiration Date	Exercise Rate	Notional Amount on Underlying Swap ($000)
Over-the-Counter Swaptions (0.0%)
Put Swaptions
	5-Year Interest Rate Swap, Receives SOFR Annually, Pays 3.750% Annually	GSI	6/26/25	3.750%	208	2
	5-Year Interest Rate Swap, Receives SOFR Annually, Pays 3.750% Annually	GSI	6/26/25	3.750%	2,992	22
	5-Year Interest Rate Swap, Receives SOFR Annually, Pays 4.300% Annually	GSI	6/26/25	4.300%	208	—
	5-Year Interest Rate Swap, Receives SOFR Annually, Pays 4.300% Annually	GSI	6/26/25	4.300%	2,992	4
	10-Year Interest Rate Swap, Receives SOFR Annually, Pays 4.000% Annually	MSCS	6/10/25	4.000%	5,600	42
	30-Year Interest Rate Swap, Receives SOFR Annually, Pays 4.300% Annually	GSI	3/11/26	4.300%	2,200	63
	30-Year Interest Rate Swap, Receives SOFR Annually, Pays 4.440% Annually	DBAG	1/29/26	4.440%	1,000	20
						153
				Exercise Price	Notional Amount ($000)
Foreign Currency Options (0.0%)
Call Options
	USD	JPMC	12/31/25	HKD 7.800	3,700	2
22

Core-Plus Bond ETF
	Counterparty	Expiration Date	Exercise Price	Notional Amount ($000)	Market Value• ($000)
USD	JPMC	12/31/25	HKD 7.800	1,100	1
					3
Total Options Purchased (Cost $204)					162
Total Investments (103.6%) (Cost $504,624)					506,305
Other Assets and Liabilities—Net (-3.6%)					(17,570)
Net Assets (100%)					488,735
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Securities with a value of $666 have been segregated as initial margin for open centrally cleared swap contracts.
2	Securities with a value of $1,129 have been segregated as initial margin for open futures contracts.
3	Securities with a value of $616 have been segregated as collateral for open forward currency contracts and over-the-counter swap contracts.
4	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
5	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
6	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of March 31, 2025.
7	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2025, the aggregate value was $76,806, representing 15.7% of net assets.
8	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
9	Face amount denominated in euro.
10	Face amount denominated in British pounds.
11	Guaranteed by the Republic of France.
12	Face amount denominated in Japanese yen.
13	Guaranteed by the Republic of Hungary.
14	Face amount denominated in Hungarian forint.
15	Face amount denominated in South African rand.
16	Guaranteed by the Republic of Azerbaijan.
17	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
DAC—Designated Activity Company.
DBAG—Deutsche Bank AG.
GSI—Goldman Sachs International.
HKD—Hong Kong dollar.
JPMC—JPMorgan Chase Bank, N.A.
MSCS—Morgan Stanley Capital Services LLC.
REIT—Real Estate Investment Trust.
REMICS—Real Estate Mortgage Investment Conduits.
SOFR—Secured Overnight Financing Rate.
SOFR30A—30 Day Average Secured Overnight Financing Rate.
TSFR12M—CME Term Secured Overnight Financing Rate 12-Month.
TSFR1M—CME Term Secured Overnight Financing Rate 1-Month.
TSFR3M—CME Term Secured Overnight Financing Rate 3-Month.
TSFR6M—CME Term Secured Overnight Financing Rate 6-Month.
UMBS—Uniform Mortgage-Backed Securities.
USD—U.S. dollar.
23

Core-Plus Bond ETF

Other Financial Instruments as of Period End

Floating Rate Loan Commitments
	Total Unfunded Commitment ($000)	Fair Value Commitment ($000)	Unrealized Appreciation ($000)	Unrealized Depreciation ($000)

Grant Thornton Advisors LLC	1	1	—	—
Opal LLC	65	65	—	—
Raven Acquisition Holdings LLC	—	—	—	—
			—	—

Derivative Financial Instruments Outstanding as of Period End

Options Written

	Expiration Date	Contracts	Exercise Price	Notional Amount ($000)	Market Value ($000)
Exchange-Traded Options
Call Options
10-Year U.S. Treasury Note Futures Contracts	5/23/25	7	$110.50	774	(10)

Put Options
10-Year U.S. Treasury Note Futures Contracts	5/23/25	7	$110.00	770	(4)
					(14)

	Counterparty	Expiration Date	Exercise Rate	Notional Amount on Underlying Swap ($000)	Market Value ($000)
Over-the-Counter Swaptions
Call Swaptions
10-Year Interest Rate Swap, Receives SOFR Annually, Pays 4.205% Annually	DBAG	1/29/35	4.205%	550	(49)

Put Swaptions
5-Year Interest Rate Swap, Pays SOFR Annually, Receives 3.950% Annually	MSCS	6/10/25	3.950%	5,100	(18)
5-Year Interest Rate Swap, Pays SOFR Annually, Receives 4.000% Annually	GSI	6/26/25	4.000%	208	(1)
5-Year Interest Rate Swap, Pays SOFR Annually, Receives 4.000% Annually	GSI	6/26/25	4.000%	2,992	(11)
5-Year Interest Rate Swap, Pays SOFR Annually, Receives 4.050% Annually	GSI	6/26/25	4.050%	208	(1)
5-Year Interest Rate Swap, Pays SOFR Annually, Receives 4.050% Annually	GSI	6/26/25	4.050%	2,992	(9)
10-Year Interest Rate Swap, Pays SOFR Annually, Receives 4.205% Annually	DBAG	1/29/35	4.205%	550	(47)
30-Year Interest Rate Swap, Pays SOFR Annually, Receives 3.780% Annually	GSI	9/11/25	3.780%	1,100	(49)
30-Year Interest Rate Swap, Pays SOFR Annually, Receives 3.920% Annually	MSCS	6/10/25	3.920%	1,300	(25)
30-Year Interest Rate Swap, Pays SOFR Annually, Receives 3.940% Annually	DBAG	1/29/26	3.940%	500	(23)
					(184)
					(233)
Total Options Written (Premiums Received $274)					(247)
DBAG—Deutsche Bank AG.
GSI—Goldman Sachs International.
MSCS—Morgan Stanley Capital Services LLC.

24

Core-Plus Bond ETF
Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
5-Year U.S. Treasury Note	June 2025	147	15,899	52
Long U.S. Treasury Bond	June 2025	10	1,173	8
Ultra 10-Year U.S. Treasury Note	June 2025	109	12,440	62
				122

Short Futures Contracts
2-Year U.S. Treasury Note	June 2025	(13)	(2,693)	(2)
10-Year Japanese Government Bond	June 2025	(5)	(4,614)	(10)
10-Year U.S. Treasury Note	June 2025	(12)	(1,335)	—
Euro-Bobl	June 2025	(59)	(7,515)	(3)
Euro-Bund	June 2025	(63)	(8,776)	89
Euro-Buxl	June 2025	(46)	(5,932)	80
Euro-OAT	June 2025	(14)	(1,857)	(24)
Euro-Schatz	June 2025	(12)	(1,388)	(3)
Long Gilt	June 2025	(5)	(592)	2
Mini 10-Year Japanese Government Bond	June 2025	(23)	(2,121)	(6)
Ultra Long U.S. Treasury Bond	June 2025	(14)	(1,712)	(12)
				111
				233

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
State Street Bank & Trust Co.	6/18/25	COP	47,856	USD	12	—	—
JPMorgan Chase Bank, N.A.	4/15/25	EUR	22,846	USD	24,683	37	—
Toronto-Dominion Bank	4/15/25	EUR	4,079	USD	4,424	—	(10)
UBS AG	4/15/25	EUR	2,939	USD	3,203	—	(23)
Royal Bank of Canada	4/15/25	EUR	1,239	USD	1,293	48	—
Citibank, N.A.	4/15/25	EUR	196	USD	207	5	—
Toronto-Dominion Bank	4/15/25	EUR	106	USD	114	—	—
State Street Bank & Trust Co.	6/18/25	EUR	73	USD	79	—	—
State Street Bank & Trust Co.	4/2/25	GBP	2,647	USD	3,428	—	(9)
State Street Bank & Trust Co.	4/2/25	GBP	2,683	USD	3,384	82	—
Toronto-Dominion Bank	4/2/25	GBP	1,181	USD	1,529	—	(3)
Citibank, N.A.	4/2/25	GBP	847	USD	1,099	—	(4)
State Street Bank & Trust Co.	6/18/25	GBP	52	USD	67	—	—
State Street Bank & Trust Co.	6/18/25	JPY	203,960	USD	1,385	—	(14)
State Street Bank & Trust Co.	6/18/25	JPY	4,037	USD	27	—	—
JPMorgan Chase Bank, N.A.	6/18/25	USD	24,774	EUR	22,846	—	(38)
State Street Bank & Trust Co.	4/15/25	USD	23,763	EUR	22,583	—	(672)
BNP Paribas	4/15/25	USD	4,376	EUR	4,008	38	—
State Street Bank & Trust Co.	4/15/25	USD	1,811	EUR	1,665	10	—
Bank of Montreal	4/15/25	USD	1,078	EUR	989	8	—
UBS AG	4/15/25	USD	869	EUR	826	—	(25)
Toronto-Dominion Bank	6/18/25	USD	804	EUR	738	2	—
Toronto-Dominion Bank	4/15/25	USD	779	EUR	711	9	—
UBS AG	4/15/25	USD	409	EUR	377	2	—
Toronto-Dominion Bank	4/15/25	USD	181	EUR	168	—	—
UBS AG	6/18/25	USD	101	EUR	93	—	—
25

Core-Plus Bond ETF
Forward Currency Contracts (continued)
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
UBS AG	6/18/25	USD	100	EUR	92	—	—
JPMorgan Chase Bank, N.A.	4/15/25	USD	72	EUR	69	—	(2)
State Street Bank & Trust Co.	6/18/25	USD	59	EUR	54	1	—
BNP Paribas	4/15/25	USD	10	EUR	10	—	—
BNP Paribas	4/2/25	USD	6,344	GBP	4,998	—	(113)
State Street Bank & Trust Co.	6/18/25	USD	3,709	GBP	2,864	10	—
Barclays Bank plc	4/2/25	USD	1,505	GBP	1,163	2	—
Bank of America, N.A.	4/2/25	USD	1,293	GBP	1,013	—	(17)
State Street Bank & Trust Co.	6/18/25	USD	567	GBP	439	—	—
State Street Bank & Trust Co.	4/2/25	USD	238	GBP	184	1	—
Morgan Stanley Capital Services LLC	6/18/25	USD	1,766	HUF	646,533	38	—
Deutsche Bank AG	6/18/25	USD	2	HUF	717	—	—
Toronto-Dominion Bank	6/18/25	USD	1	HUF	359	—	—
BNP Paribas	6/18/25	USD	—	HUF	72	—	—
State Street Bank & Trust Co.	6/18/25	USD	1,179	JPY	174,490	5	—
Bank of Montreal	6/18/25	USD	26	JPY	3,886	—	—
Bank of Montreal	6/18/25	USD	2	JPY	260	—	—
Toronto-Dominion Bank	6/18/25	USD	22	MXN	451	1	—
UBS AG	6/18/25	USD	17	PLN	64	—	—
State Street Bank & Trust Co.	6/18/25	USD	6	PLN	22	—	—
Barclays Bank plc	6/18/25	USD	2	PLN	6	—	—
State Street Bank & Trust Co.	6/18/25	USD	1	PLN	3	—	—
Bank of America, N.A.	6/18/25	USD	1,816	ZAR	33,143	20	—
						319	(930)
COP—Colombian peso.
EUR—euro.
GBP—British pound.
HUF—Hungarian forint.
JPY—Japanese yen.
MXN—Mexican peso.
PLN—Polish zloty.
USD—U.S. dollar.
ZAR—South African rand.

Centrally Cleared Credit Default Swaps
Reference Entity	Termination Date		Notional Amount (000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
Credit Protection Purchased
CDX-NA-IG-S43-V1	12/20/29	USD	19,240	(1.000)	(366)	52
iTraxx Europe Crossover-S43-V1	6/20/30	EUR	3,800	(5.000)	(315)	32
						84
1 Periodic premium received/paid quarterly.
EUR—euro.
USD—U.S. dollar.

26

Core-Plus Bond ETF
Over-the-Counter Credit Default Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Remaining Up-Front Premium Paid (Received) ($000)	Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Credit Protection Purchased
Republic of Colombia	6/20/30	BANA	745	(1.000)	43	41	2	—
United Mexican States	6/20/30	BARC	2,545	(1.000)	42	46	—	(4)
					85	87	2	(4)
1 Periodic premium received/paid quarterly.
BANA—Bank of America, N.A.
BARC—Barclays Bank plc.

Centrally Cleared Interest Rate Swaps
Termination Date	Future Effective Date	Notional Amount (000)	Interest Rate Received (%)	Interest Rate (Paid) (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
12/12/25	N/A	6,000[1]	4.151[2]	(4.410)[3]	(4)	(5)
12/12/26	N/A	3,100[1]	4.410[3]	(3.967)[2]	(5)	(5)
6/12/27	6/12/25[4]	846,600[5]	0.000[6]	(0.945)[2]	(4)	(4)
6/16/27	6/16/25[4]	847,580[5]	0.000[6]	(0.906)[2]	1	1
3/29/29	3/29/27[4]	6,600[1]	3.707[2]	(0.000)[3]	15	15
8/31/29	6/2/25[4]	1,000[1]	0.000[3]	(4.088)[2]	(18)	(18)
8/31/29	6/2/25[4]	1,000[1]	0.000[3]	(3.926)[2]	(10)	(10)
8/31/29	6/2/25[4]	600[1]	0.000[3]	(3.623)[2]	—	—
8/31/29	6/2/25[4]	540[1]	0.000[3]	(3.799)[2]	(4)	(4)
3/19/30	N/A	16,563[7]	7.558[8]	(7.715)[9]	1	1
3/19/30	N/A	6,625[10]	5.790[11]	(4.930)[2]	(20)	(20)
6/18/30	6/18/25[4]	190,000[12]	5.833[13]	(0.000)[14]	(6)	(6)
6/18/30	6/18/25[4]	5,350[10]	0.000[11]	(4.760)[2]	(10)	(10)
3/19/35	N/A	590,685[15]	6.777[2]	(6.510)[16]	(27)	(25)
6/6/35	6/18/25[4]	44,420[17]	0.000[18]	(8.435)[19]	(9)	(9)
6/18/35	6/18/25[4]	1,200[20]	2.280[2]	(0.000)[21]	(27)	(26)
					(127)	(125)
1 Notional amount denominated in U.S. dollar.
2 Interest payment received/paid annually.
3 Based on Secured Overnight Financing Rate (SOFR) as of the most recent reset date. Interest payment received/paid annually.
4 Forward interest rate swap. In a forward interest rate swap, the fund and the counterparty agree to make periodic net payments beginning on a specified future effective date.
5 Notional amount denominated in Japanese yen.
6 Based on Tokyo Overnight Average Rate (TONAR) as of the most recent reset date. Interest payment received/paid anually.
7 Notional amount denominated in South African rand.
8 Based on Johannesburg Interbank Agreed Rate (JIBAR) as of the most recent reset date. Interest payment received/paid quarterly.
9 Interest payment received/paid quarterly.
10 Notional amount denominated in Polish złoty.
11 Based on Warsaw Interbank Offered Rate (WIBOR) as of the most recent reset date. Interest payment received/paid semi-annually.
12 Notional amount denominated in Indian rupee.
13 Interest payment received/paid semi-annually.
14 Based on Mumbai Interbank Offered Rate (MIBOR) as of the most recent reset date. Interest payment received/paid semi-annually.
15 Notional amount denominated in Hungarian forint.
16 Based on Budapest Interbank Offered Rate (BUBOR) as of the most recent reset date. Interest payment received/paid semi-annually.
17 Notional amount denominated in Mexican pesos.
18 Based on Mexican Interbank Equilibrium Interest Rate Overnight Index Swap (TIIEOIS) as of the most recent reset date. Interest payment received/paid every 28 days.
19 Interest payment received/paid every 28 days.
20 Notional amount denominated in euro.
21 Based on Euro Short Term Rate (ESTR) as of the most recent reset date. Interest payment received/paid annually.
See accompanying Notes, which are an integral part of the Financial Statements.
27

Core-Plus Bond ETF
Statement of Assets and Liabilities
As of March 31, 2025

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $499,378)	501,059
Affiliated Issuers (Cost $5,246)	5,246
Total Investments in Securities	506,305
Investment in Vanguard	12
Cash	809
Foreign Currency, at Value (Cost $91)	90
Receivables for Investment Securities Sold	21,933
Receivables for Accrued Income	4,138
Swap Premiums Paid	87
Unrealized Appreciation—Forward Currency Contracts	319
Unrealized Appreciation—Over-the-Counter Swap Contracts	2
Total Assets	533,695
Liabilities
Payables for Investment Securities Purchased	43,667
Payables to Vanguard	41
Unrealized Depreciation—Floating Rate Loan Commitments	—
Options Written, at Value (Premiums Received $274)	247
Variation Margin Payable—Futures Contracts	65
Variation Margin Payable—Centrally Cleared Swap Contracts	6
Unrealized Depreciation—Forward Currency Contracts	930
Unrealized Depreciation—Over-the-Counter Swap Contracts	4
Total Liabilities	44,960
Net Assets	488,735
At March 31, 2025, net assets consisted of:

Paid-in Capital	485,480
Total Distributable Earnings (Loss)	3,255
Net Assets	488,735
Net Assets
Applicable to 6,320,000 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	488,735
Net Asset Value Per Share	$77.33
See accompanying Notes, which are an integral part of the Financial Statements.
28

Core-Plus Bond ETF
Statement of Operations

Six Months Ended March 31, 2025
($000)
Investment Income
Income
Interest[1]	8,484
Total Income	8,484
Expenses
The Vanguard Group—Note B
Investment Advisory Services	30
Management and Administrative	268
Marketing and Distribution	11
Custodian Fees	15
Shareholders' Reports and Proxy Fees	7
Trustees’ Fees and Expenses	—
Other Expenses	8
Total Expenses	339
Expenses Paid Indirectly	(3)
Net Expenses	336
Net Investment Income	8,148
Realized Net Gain (Loss)
Investment Securities Sold[1]	365
Futures Contracts	(86)
Options Purchased	(85)
Options Written	33
Swap Contracts	(44)
Forward Currency Contracts	282
Foreign Currencies	(36)
Realized Net Gain (Loss)	429
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	(4,251)
Floating Rate Loan Commitments	—
Futures Contracts	447
Options Purchased	(38)
Options Written	28
Swap Contracts	(96)
Forward Currency Contracts	(603)
Foreign Currencies	12
Change in Unrealized Appreciation (Depreciation)	(4,501)
Net Increase (Decrease) in Net Assets Resulting from Operations	4,076
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $111, $1, and less than $1, respectively. Purchases and sales are for temporary cash investment purposes.
See accompanying Notes, which are an integral part of the Financial Statements.
29

Core-Plus Bond ETF
Statement of Changes in Net Assets

	Six Months Ended March 31, 2025	December 6, 2023[1] to September 30, 2024
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	8,148	5,104
Realized Net Gain (Loss)	429	(163)
Change in Unrealized Appreciation (Depreciation)	(4,501)	5,798
Net Increase (Decrease) in Net Assets Resulting from Operations	4,076	10,739
Distributions
Total Distributions	(7,376)	(4,176)
Capital Share Transactions
Issued	243,181	257,469
Issued in Lieu of Cash Distributions	—	—
Redeemed	—	(15,178)
Net Increase (Decrease) from Capital Share Transactions	243,181	242,291
Total Increase (Decrease)	239,881	248,854
Net Assets
Beginning of Period	248,854	—
End of Period	488,735	248,854
1	Inception.
See accompanying Notes, which are an integral part of the Financial Statements.
30

Core-Plus Bond ETF
Financial Highlights
	Six Months Ended March 31, 2025	December 6, 2023[1] to September 30, 2024
For a Share Outstanding Throughout Each Period
Net Asset Value, Beginning of Period	$79.00	$75.00
Investment Operations
Net Investment Income[2]	1.851	2.988
Net Realized and Unrealized Gain (Loss) on Investments	(1.763)	3.408
Total from Investment Operations	.088	6.396
Distributions
Dividends from Net Investment Income	(1.722)	(2.396)
Distributions from Realized Capital Gains	(.036)	—
Total Distributions	(1.758)	(2.396)
Net Asset Value, End of Period	$77.33	$79.00
Total Return	0.15%	8.69%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$489	$249
Ratio of Total Expenses to Average Net Assets	0.20%[3]	0.20%[3,4]
Ratio of Net Investment Income to Average Net Assets	4.84%	4.77%[4]
Portfolio Turnover Rate[5,6]	361%	472%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Inception.
2	Calculated based on average shares outstanding.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.20%.
4	Annualized.
5	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
6	Includes 19% and 107%, respectively, attributable to mortgage-dollar-roll activity.
See accompanying Notes, which are an integral part of the Financial Statements.
31

Core-Plus Bond ETF
Notes to Financial Statements
Vanguard Core-Plus Bond ETF is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash, short-term investments, or Treasuries in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its MSFTA, and sell or retain any collateral held up to the net amount owed to the fund under the MSFTA.
4. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase substantially similar securities in the future at a predetermined price on a predetermined date. The fund forgoes principal and interest paid on the securities sold. In exchange for the forgone principal and interest paid, the fund is compensated by investing the proceeds of the sale, typically in high-quality short-term fixed income securities, and earning interest on such investments. Further the fund receives a lower price on the securities to be repurchased. The fund also enters into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell substantially similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased in the Statement of Assets and Liabilities.
5. Floating Rate Loan Interests: Floating rate loan interests represent interests in amounts owed by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the fund to supply additional cash to the borrower on demand. Floating rate loan interests may be made directly with a borrower or acquired through assignment or participation. The fund's right to enforce a borrower’s compliance with the terms of the loan agreement, or benefit directly from the collateral supporting the loan, varies when the loan is a direct borrowing, an assignment, or a participation. Floating rate loan interests involve various risks including risk of loss in case of default, insolvency, or the bankruptcy of the borrower and are generally subject to restrictions on transfer with limited opportunities to sell them in secondary markets. The fund may also invest in loan commitments, which are contractual obligations for a future funding. The fund may earn a commitment fee on any unfunded portion of these commitments which is amortized to interest income over the commitment period. Both the funded portion of a floating rate loan interest as well as its unfunded commitment, if any, is reflected on the Schedule of Investments.
6. Options: The fund invests in options contracts on futures to adjust its exposure to the underlying investments. The primary risk associated with purchasing options is that if interest rates move in such a way that the exercise price of the option exceeds the value of the underlying investment, the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling options is that if interest rates move in such a way that the exercise price of the option exceeds the value of the underlying investment, the counterparty exercises the option, and the fund loses an amount equal to the market value of the option written less the premium received. Counterparty risk involving options on futures contracts is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades options on futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouses, and has entered into clearing agreements with its clearing brokers.
32

Core-Plus Bond ETF
The fund invests in options on foreign currency, which are transacted over-the-counter (OTC) and not on an exchange. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options generally are established through negotiation with the other party to the option contract. Although this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options. Credit risk involves the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund mitigates its counterparty risk by entering into options with a diverse group of prequalified counterparties and monitoring their financial strength. The primary risk associated with purchasing options on foreign currency is that the value of the underlying foreign currencies may move in such a way that the exercise price of the option exceeds the value of the underlying investment, the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling options on foreign currency is that the value of the underlying foreign currencies may move in such a way that the exercise price of the option exceeds the value of the underlying investment, the counterparty exercises the option, and the fund loses an amount equal to the market value of the option written less the premium received.
Options contracts on futures and foreign currency are valued at their quoted daily settlement prices. The premium paid for a purchased option is recorded in the Statement of Assets and Liabilities as an asset that is subsequently adjusted daily to the current market value of the option purchased. The premium received for a written option is recorded in the Statement of Assets and Liabilities as an asset with an equal liability that is subsequently adjusted daily to the current market value of the option written. The notional amounts of option contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the options are recorded in the Statement of Operations as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.
During the six months ended March 31, 2025, the fund’s average value of investments in options purchased and options written represented less than 1% of net assets, based on the average market values at each quarter-end during the period.
7. Swaptions: The fund invests in options on swaps, which are transacted over-the-counter (OTC) and not on an exchange. The fund enters into swaptions to adjust the fund's sensitivity to interest rates or to adjust its exposure to the underlying investments. The fund may purchase a swaption from a counterparty whereby the fund has the right to enter into a swap in which the fund will pay either a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rates, and receive a different floating rate, each applied to a notional amount. The fund may also sell a swaption to a counterparty whereby the fund grants the counterparty the right to enter into a swap in which the fund will pay a floating rate and receive a fixed rate, each applied to a notional amount. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options generally are established through negotiation with the other party to the option contract. Although this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options. Credit risk involves the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund mitigates its counterparty risk by entering into swaptions with a diverse group of prequalified counterparties and monitoring their financial strength.
The primary risk associated with purchasing swaptions is that interest rates or the value of the underlying investments move in such a way that the exercise price of the swaption exceeds the value of the underlying investment, the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling swaptions is that interest rates or the value of the underlying investments move in such a way that the exercise price of the swaption exceeds the value of the underlying investment, the counterparty exercises the swaption, and the resulting interest rate swap results in a negative cash flow to the fund in an amount greater than the premium received. A risk associated with all types of swaptions is the possibility that a counterparty may default on its obligations under the swaption contract.
Swaptions are valued based on market quotations received from independent pricing services or recognized dealers. The premium paid for a purchased swaption is recorded in the Statement of Assets and Liabilities as an asset and is subsequently adjusted daily based on the current market value of the swaption. The premium received for a written swaption is recorded in the Statement of Assets and Liabilities as an asset with an equal liability and is subsequently adjusted daily based on the current market value of the swaption. The notional amounts of option contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of swaptions are recorded in the Statement of Operations as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.
During the six months ended March 31, 2025, the fund’s average value of investments in swaptions purchased and swaptions written represented less than 1% of net assets, based on the average market values at each quarter-end during the period.
8. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended March 31, 2025, the fund’s average investments in long and short futures contracts represented 6% and 9% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
33

Core-Plus Bond ETF
9. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.
During the six months ended March 31, 2025, the fund’s average investment in forward currency contracts represented 12% of net assets, based on the average of the notional amounts at each quarter-end during the period.
10. Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.
The fund enters into interest rate swap transactions to adjust the fund’s sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other either an amount that is a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rates, applied to a notional amount. In return, the counterparty agrees to pay a different floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount. The fund enters into inflation swap transactions to transfer inflation risk from one party to another through an exchange of cash flows. Under the terms of the swap, one party pays a fixed rate applied to a notional amount. In return, the other party pays a floating rate linked to an inflation index.
The fund enters into centrally cleared credit default and interest rate swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund's performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the seller of credit protection is required to take
34

Core-Plus Bond ETF
delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.
During the six months ended March 31, 2025, the fund's average amounts of investments in credit protection sold and credit protection purchased represented 1% and 2% of net assets, respectively, based on the average of notional amounts at each quarter-end during the period. The average amount of investments in interest rate swaps represented 18% of net assets, based on the average of notional amounts at each quarter-end during the period.
11. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
12. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
13. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended March 31, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
14. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At March 31, 2025, the fund had contributed to Vanguard capital in the amount of $12,000, representing less than 0.01% of the fund’s net assets and less than 0.01% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.  The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended March 31, 2025, custodian fee offset arrangements reduced the fund’s expenses by $3,000 (an annual rate of less than 0.01% of average net assets).
D.  Various inputs may be used to determine the value of the fund’s investments, other financial instruments, and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments, other financial instruments, and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
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Core-Plus Bond ETF
The following table summarizes the market value of the fund's investments, other financial instruments, and derivatives as of March 31, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	222,899	—	222,899
Asset-Backed/Commercial Mortgage-Backed Securities	—	41,295	—	41,295
Corporate Bonds	—	146,972	—	146,972
Floating Rate Loan Interests	—	854	—	854
Sovereign Bonds	—	87,297	—	87,297
Taxable Municipal Bonds	—	439	—	439
Temporary Cash Investments	5,246	1,141	—	6,387
Options Purchased	6	156	—	162
Total	5,252	501,053	—	506,305

Other Financial Instruments
Assets
Floating Rate Loan Commitments	—	—	—	—

Derivative Financial Instruments
Assets
Futures Contracts[1]	293	—	—	293
Forward Currency Contracts	—	319	—	319
Swap Contracts	101[1]	2	—	103
Total	394	321	—	715
Liabilities
Options Written	(14)	(233)	—	(247)
Futures Contracts[1]	(60)	—	—	(60)
Forward Currency Contracts	—	(930)	—	(930)
Swap Contracts	(142)[1]	(4)	—	(146)
Total	(216)	(1,167)	—	(1,383)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
E.  At March 31, 2025, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:
Statement of Assets and Liabilities	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Credit Contracts ($000)	Total ($000)
Investments in Securities, at Value—Unaffiliated Issuers (Options Purchased)	159	3	—	162
Swap Premiums Paid	—	—	87	87
Unrealized Appreciation—Futures Contracts[1]	293	—	—	293
Unrealized Appreciation—Centrally Cleared Swap Contracts[1]	17	—	84	101
Unrealized Appreciation—Forward Currency Contracts	—	319	—	319
Unrealized Appreciation—Over-the-Counter Swap Contracts	—	—	2	2
Total Assets	469	322	173	964

Options Written, at Value	(247)	—	—	(247)
Unrealized Depreciation—Futures Contracts[1]	(60)	—	—	(60)
Unrealized Depreciation—Centrally Cleared Swap Contracts[1]	(142)	—	—	(142)
Unrealized Depreciation—Forward Currency Contracts	—	(930)	—	(930)
Unrealized Depreciation—Over-the-Counter Swap Contracts	—	—	(4)	(4)
Total Liabilities	(449)	(930)	(4)	(1,383)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
36

Core-Plus Bond ETF
Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the six months ended March 31, 2025, were:
Realized Net Gain (Loss) on Derivatives	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Credit Contracts ($000)	Total ($000)
Futures Contracts	(86)	—	—	(86)
Options Purchased	(74)	(5)	(6)	(85)
Options Written	33	—	—	33
Swap Contracts	(61)	—	17	(44)
Forward Currency Contracts	—	282	—	282
Realized Net Gain (Loss) on Derivatives	(188)	277	11	100

Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	447	—	—	447
Options Purchased	(31)	(7)	—	(38)
Options Written	28	—	—	28
Swap Contracts	(161)	—	65	(96)
Forward Currency Contracts	—	(603)	—	(603)
Change in Unrealized Appreciation (Depreciation) on Derivatives	283	(610)	65	(262)
F.  As of March 31, 2025, gross unrealized appreciation and depreciation for investments, derivatives, and floating rate loan commitments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	504,713
Gross Unrealized Appreciation	4,776
Gross Unrealized Depreciation	(3,765)
Net Unrealized Appreciation (Depreciation)	1,011
G.  During the six months ended March 31, 2025, the fund purchased $246,669,000 of investment securities and sold $171,976,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $1,168,453,000 and $1,082,497,000, respectively. In addition, the fund purchased and sold investment securities of $101,010,000 and $0, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
H.  Capital shares issued and redeemed were:
	Six Months Ended March 31, 2025	December 6, 2023[1] to September 30, 2024
	Shares (000)	Shares (000)
Issued	3,170	3,350
Issued in Lieu of Cash Distributions	—	—
Redeemed	—	(200)
Net Increase (Decrease) in Shares Outstanding	3,170	3,150
1	Inception.
I.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger
37

Core-Plus Bond ETF
impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
At March 31, 2025, one shareholder was the record or beneficial owner of 35% of the fund’s net assets. If this shareholder were to redeem its investment in the fund, the redemption might result in an increase in the fund’s expense ratio, cause the fund to incur higher transaction costs, or lead to the realization of taxable capital gains.
J.  The fund adopted Accounting Standards Update 2023-07, Segment Reporting - Improvements to Reportable Segment Disclosures. The new guidance did not change how the fund identifies operating segments but did require incremental disclosure of information not previously required. Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
K.  Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
QV0222 052025
38

Financial Statements
For the six-months ended March 31, 2025
Vanguard Multi-Sector Income Bond Fund

Contents
Financial Statements	1

Multi-Sector Income Bond Fund
Financial Statements (unaudited)
Schedule of Investments
As of March 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (7.1%)
	United States Treasury Note/Bond	1.250%	5/15/50	650	323
	United States Treasury Note/Bond	1.875%	2/15/51	1,000	580
	United States Treasury Note/Bond	2.375%	11/15/49	700	463
[1]	United States Treasury Note/Bond	2.875%	8/15/45–5/15/49	1,440	1,074
	United States Treasury Note/Bond	3.000%	5/15/45–2/15/49	1,575	1,207
[2,3]	United States Treasury Note/Bond	3.500%	4/30/28	2,250	2,224
	United States Treasury Note/Bond	3.750%	8/31/31	656	644
	United States Treasury Note/Bond	4.000%	6/30/28	1,200	1,204
	United States Treasury Note/Bond	4.250%	1/15/28–2/15/54	2,374	2,360
	United States Treasury Note/Bond	4.375%	7/31/26	3,757	3,775
	United States Treasury Note/Bond	4.500%	12/31/31	617	633
	United States Treasury Note/Bond	4.625%	6/30/26–11/15/44	2,631	2,644
Total U.S. Government and Agency Obligations (Cost $17,001)					17,131
Asset-Backed/Commercial Mortgage-Backed Securities (3.1%)
Bermuda (0.1%)
[4,5]	TIF Funding III LLC Series 2024-2A	5.540%	7/20/49	236	237
Canada (0.1%)
[4,5]	Evergreen Credit Card Trust Series 2025-CRT5	5.240%	5/15/29	100	101
[4,5]	Evergreen Credit Card Trust Series 2025-CRT5	5.530%	5/15/29	100	101
[4,5]	Securitized Term Auto Receivables Trust Series 2025-A	5.038%	7/25/31	18	18
[4,5]	Securitized Term Auto Receivables Trust Series 2025-A	5.185%	7/25/31	9	9
					229
Ireland (0.1%)
[4,5]	Trafigura Securitisation Finance plc Series 2024-1A	5.980%	11/15/27	200	204
United States (2.8%)
[5]	CarMax Auto Owner Trust Series 2025-1	5.600%	7/15/31	70	71
[5]	Ford Credit Auto Owner Trust Series 2025-A	4.890%	2/15/31	240	241
[4,5,6,7]	Freddie Mac STACR REMICS Trust Series 2025-HQA1, SOFR30A + 0.950%	5.290%	2/25/45	120	120
[4,5]	GM Financial Revolving Receivables Trust Series 2025-1	4.800%	12/11/37	20	20
[4,5]	GM Financial Revolving Receivables Trust Series 2025-1	5.000%	12/11/37	170	170
[4,5]	GMF Floorplan Owner Revolving Trust Series 2025-1A	4.790%	3/15/29	300	300
[4,5]	GMF Floorplan Owner Revolving Trust Series 2025-1A	4.880%	3/15/29	210	210
[4,5]	GMF Floorplan Owner Revolving Trust Series 2025-2A	4.910%	3/15/30	350	350
[4,5]	GMF Floorplan Owner Revolving Trust Series 2025-2A	4.960%	3/15/30	240	240
[4,5]	Huntington Bank Auto Credit-Linked Notes Series 2024-2	5.442%	10/20/32	211	212
[4,5]	Huntington Bank Auto Credit-Linked Notes Series 2025-1	4.957%	3/21/33	250	250
[5]	Hyundai Auto Receivables Trust Series 2025-A	4.610%	4/15/31	40	40
[5]	Hyundai Auto Receivables Trust Series 2025-A	4.760%	6/15/32	110	109
[4,5]	Jersey Mike's Funding LLC Series 2024-1A	5.636%	2/15/55	250	252
[4,5]	LAD Auto Receivables Trust Series 2024-2A	6.370%	10/15/31	200	206
[4,5]	LAD Auto Receivables Trust Series 2025-1A	5.520%	5/17/32	120	120
[4,5,8]	Progress Residential Trust Series 2025-SFR2	3.305%	4/17/42	290	267
[4,5]	Santander Bank Auto Credit-Linked Notes Series 2024-B	5.483%	1/18/33	250	251
[5]	Santander Drive Auto Receivables Trust Series 2024-3	5.970%	10/15/31	250	256
[5]	Santander Drive Auto Receivables Trust Series 2025-1	5.430%	3/17/31	110	111
[5]	Santander Drive Auto Receivables Trust Series 2025-2	5.470%	5/15/31	1,540	1,546
[4,5]	SFS Auto Receivables Securitization Trust Series 2025-1A	5.110%	2/20/31	20	20
[4,5]	SFS Auto Receivables Securitization Trust Series 2025-1A	5.200%	10/20/32	90	90
[4,5]	US Bank NA Series 2025-SUP1	5.582%	2/25/32	310	311
[5]	Verizon Master Trust Series 2025-3	4.770%	3/20/30	200	200
[5]	Verizon Master Trust Series 2025-3	4.900%	3/20/30	100	100
[4,5]	Verizon Master Trust Series 2025-4	4.760%	3/21/33	360	360
[4,5]	Verizon Master Trust Series 2025-4	5.020%	3/21/33	130	130
[4,5]	Verizon Master Trust Series 2025-4	5.200%	3/21/33	140	140
					6,693
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $7,332)					7,363
1

Multi-Sector Income Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Corporate Bonds (70.9%)
Australia (0.2%)
[4]	Australia & New Zealand Banking Group Ltd.	6.742%	12/8/32	240	258
[4]	National Australia Bank Ltd.	2.990%	5/21/31	100	88
	Rio Tinto Finance USA plc	5.000%	3/9/33	34	34
[5]	Westpac Banking Corp.	4.322%	11/23/31	200	199
					579
Brazil (0.4%)
[5]	Braskem Netherlands Finance BV	4.500%	1/31/30	200	171
[5]	Braskem Netherlands Finance BV	5.875%	1/31/50	200	138
	Petrobras Global Finance BV	8.750%	5/23/26	20	21
[4]	Raizen Fuels Finance SA	6.950%	3/5/54	720	705
					1,035
Canada (3.0%)
[4]	1011778 BC ULC	3.875%	1/15/28	380	364
[4]	1011778 BC ULC	4.375%	1/15/28	150	144
[4]	1011778 BC ULC	6.125%	6/15/29	420	423
[4]	1011778 BC ULC	5.625%	9/15/29	245	243
[4]	Air Canada	3.875%	8/15/26	515	504
	Bank of Montreal	3.088%	1/10/37	95	81
[4]	Bombardier Inc.	8.750%	11/15/30	300	317
[4]	Bombardier Inc.	7.250%	7/1/31	215	216
[4]	Bombardier Inc.	7.000%	6/1/32	80	80
	Canadian Natural Resources Ltd.	2.950%	7/15/30	40	36
[5]	Canadian Natural Resources Ltd.	4.950%	6/1/47	10	9
	Enbridge Inc.	5.700%	3/8/33	300	308
[4]	Garda World Security Corp.	7.750%	2/15/28	60	61
[4]	Garda World Security Corp.	8.250%	8/1/32	420	410
[4]	Hudbay Minerals Inc.	4.500%	4/1/26	80	79
[4]	Hudbay Minerals Inc.	6.125%	4/1/29	150	150
	National Bank of Canada	4.950%	2/1/28	330	332
[4]	NOVA Chemicals Corp.	9.000%	2/15/30	410	441
	Nutrien Ltd.	4.900%	3/27/28	25	25
	Nutrien Ltd.	4.200%	4/1/29	100	98
[4]	Ontario Gaming GTA LP	8.000%	8/1/30	50	50
	Rogers Communications Inc.	7.000%	4/15/55	120	120
	Rogers Communications Inc.	7.125%	4/15/55	180	179
[5]	Royal Bank of Canada	4.522%	10/18/28	87	87
[5]	Royal Bank of Canada	4.969%	8/2/30	173	174
[5]	Royal Bank of Canada	4.650%	10/18/30	1,130	1,121
[4]	South Bow Canadian Infrastructure Holdings Ltd.	7.500%	3/1/55	371	376
[4]	South Bow Canadian Infrastructure Holdings Ltd.	7.625%	3/1/55	75	76
	Toronto-Dominion Bank	4.783%	12/17/29	500	500
	TransCanada PipeLines Ltd.	4.250%	5/15/28	11	11
	TransCanada PipeLines Ltd.	4.100%	4/15/30	120	115
					7,130
China (0.0%)
	NXP BV	5.000%	1/15/33	100	99
Finland (0.0%)
[4]	Amer Sports Co.	6.750%	2/16/31	55	56
France (0.7%)
[4]	Altice France SA	5.125%	7/15/29	355	279
[4]	BNP Paribas SA	5.283%	11/19/30	200	202
[4,8]	Opal Bidco SAS	6.500%	3/31/32	225	225
[4]	SNF Group SACA	3.125%	3/15/27	410	391
[4]	SNF Group SACA	3.375%	3/15/30	220	194
[4]	Societe Generale SA	5.500%	4/13/29	300	304
					1,595
Germany (0.4%)
[4]	Daimler Truck Finance North America LLC	5.400%	9/20/28	150	153
[4]	Daimler Truck Finance North America LLC	5.500%	9/20/33	150	150
	Deutsche Bank AG	7.146%	7/13/27	150	154
[4]	Volkswagen Group of America Finance LLC	6.000%	11/16/26	200	203
[4]	Volkswagen Group of America Finance LLC	6.450%	11/16/30	200	210
					870
2

Multi-Sector Income Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Ireland (0.8%)
	AerCap Ireland Capital DAC	2.450%	10/29/26	370	358
	AerCap Ireland Capital DAC	6.100%	1/15/27	200	204
	AerCap Ireland Capital DAC	4.875%	4/1/28	188	189
	AerCap Ireland Capital DAC	5.750%	6/6/28	150	154
[4]	GGAM Finance Ltd.	8.000%	2/15/27	375	384
[4]	GGAM Finance Ltd.	8.000%	6/15/28	235	247
[4]	Smurfit Kappa Treasury ULC	5.200%	1/15/30	200	203
[4]	Smurfit Kappa Treasury ULC	5.438%	4/3/34	200	202
					1,941
Israel (0.3%)
	Teva Pharmaceutical Finance Netherlands III BV	3.150%	10/1/26	640	620
	Teva Pharmaceutical Finance Netherlands III BV	5.125%	5/9/29	15	15
	Teva Pharmaceutical Finance Netherlands III BV	4.100%	10/1/46	225	163
					798
Japan (1.2%)
	Mitsubishi UFJ Financial Group Inc.	5.422%	2/22/29	200	204
	Mitsubishi UFJ Financial Group Inc.	5.258%	4/17/30	200	204
	Mitsubishi UFJ Financial Group Inc.	5.197%	1/16/31	750	762
[5]	Mizuho Financial Group Inc.	2.201%	7/10/31	50	44
[4]	Nissan Motor Co. Ltd.	4.810%	9/17/30	255	242
	Nomura Holdings Inc.	5.594%	7/2/27	200	204
	Nomura Holdings Inc.	5.783%	7/3/34	50	51
	Sumitomo Mitsui Financial Group Inc.	5.880%	7/13/26	430	437
	Sumitomo Mitsui Financial Group Inc.	5.316%	7/9/29	324	331
	Sumitomo Mitsui Financial Group Inc.	2.130%	7/8/30	50	44
	Sumitomo Mitsui Financial Group Inc.	5.424%	7/9/31	300	308
					2,831
Luxembourg (0.0%)
[4]	Intelsat Jackson Holdings SA	6.500%	3/15/30	95	90
Macao (0.4%)
[4]	MGM China Holdings Ltd.	4.750%	2/1/27	150	147
[4]	MGM China Holdings Ltd.	7.125%	6/26/31	95	97
[4]	Studio City Co. Ltd.	7.000%	2/15/27	50	50
[4]	Studio City Finance Ltd.	5.000%	1/15/29	300	271
[4]	Wynn Macau Ltd.	5.625%	8/26/28	40	39
[4]	Wynn Macau Ltd.	5.125%	12/15/29	360	334
					938
Malaysia (1.1%)
[4,8]	Petronas Capital Ltd.	5.340%	4/3/35	549	553
[4,8]	Petronas Capital Ltd.	5.848%	4/3/55	1,950	1,973
					2,526
Mexico (0.3%)
[4]	FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple	7.250%	1/31/41	380	377
[4]	Saavi Energia Sarl	8.875%	2/10/35	450	455
					832
Netherlands (0.4%)
	Cooperatieve Rabobank UA	4.494%	10/17/29	500	499
[4]	Sunrise FinCo I BV	4.875%	7/15/31	280	254
[4]	Sunrise HoldCo IV BV	5.500%	1/15/28	85	84
[4]	VZ Secured Financing BV	5.000%	1/15/32	30	26
[4]	Ziggo BV	4.875%	1/15/30	140	128
					991
Norway (0.0%)
[4]	Seadrill Finance Ltd.	8.375%	8/1/30	15	15
Poland (0.4%)
[4]	Canpack SA	3.125%	11/1/25	290	284
[4]	Canpack SA	3.875%	11/15/29	520	471
[4]	ORLEN SA	6.000%	1/30/35	260	267
					1,022
Spain (0.2%)
[5]	Banco Santander SA	5.365%	7/15/28	200	203
	Banco Santander SA	6.607%	11/7/28	100	106
3

Multi-Sector Income Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Banco Santander SA	6.921%	8/8/33	50	53
					362
Switzerland (0.4%)
	Credit Suisse USA LLC	7.125%	7/15/32	120	135
	UBS AG	7.500%	2/15/28	50	54
[4]	UBS Group AG	6.327%	12/22/27	200	205
[4]	UBS Group AG	5.617%	9/13/30	260	267
[4]	UBS Group AG	4.194%	4/1/31	250	241
					902
United Kingdom (3.0%)
[4]	BAE Systems plc	5.125%	3/26/29	410	416
[4]	BAE Systems plc	5.250%	3/26/31	200	204
	Barclays plc	5.674%	3/12/28	200	203
	Barclays plc	4.837%	9/10/28	120	120
	Barclays plc	5.086%	2/25/29	200	201
	BAT Capital Corp.	3.557%	8/15/27	61	60
	BAT Capital Corp.	2.259%	3/25/28	2,070	1,934
	BAT Capital Corp.	7.750%	10/19/32	180	206
	BAT Capital Corp.	6.421%	8/2/33	485	517
	BAT International Finance plc	5.931%	2/2/29	100	104
[4]	Belron UK Finance plc	5.750%	10/15/29	145	144
	Diageo Capital plc	5.500%	1/24/33	100	103
[4]	Howden UK Refinance plc	7.250%	2/15/31	140	141
[4]	Howden UK Refinance plc	8.125%	2/15/32	325	328
	HSBC Holdings plc	5.887%	8/14/27	185	188
[5]	HSBC Holdings plc	2.013%	9/22/28	200	187
	HSBC Holdings plc	5.130%	11/19/28	200	202
[5]	HSBC Holdings plc	3.973%	5/22/30	200	193
	HSBC Holdings plc	2.804%	5/24/32	150	131
	HSBC Holdings plc	5.874%	11/18/35	420	417
[4]	Lseg US Fin Corp.	4.875%	3/28/27	200	202
	National Grid plc	5.602%	6/12/28	70	72
[4]	NatWest Markets plc	5.416%	5/17/27	500	509
[4]	Virgin Media Finance plc	5.000%	7/15/30	200	170
[4]	Virgin Media Secured Finance plc	5.500%	5/15/29	150	142
[4]	Virgin Media Secured Finance plc	4.500%	8/15/30	140	123
					7,217
United States (57.4%)
[4,8]	1261229 BC Ltd.	10.000%	4/15/32	280	279
[4]	Advanced Drainage Systems Inc.	6.375%	6/15/30	280	281
	AEP Texas Inc.	5.450%	5/15/29	75	77
	AEP Texas Inc.	5.400%	6/1/33	50	50
	AES Corp.	5.450%	6/1/28	50	51
	AES Corp.	2.450%	1/15/31	100	85
[4]	Albertsons Cos. Inc.	6.500%	2/15/28	200	203
	Allegion plc	3.500%	10/1/29	56	53
[4]	Alliant Energy Finance LLC	5.400%	6/6/27	250	253
[4]	Alliant Holdings Intermediate LLC	5.875%	11/1/29	200	193
[4]	Alliant Holdings Intermediate LLC	6.500%	10/1/31	160	157
[4]	Alliant Holdings Intermediate LLC	7.375%	10/1/32	410	412
[4]	Allison Transmission Inc.	4.750%	10/1/27	510	498
[4]	Alumina Pty Ltd.	6.125%	3/15/30	50	50
[4]	Alumina Pty Ltd.	6.375%	9/15/32	490	484
[4]	AMC Networks Inc.	10.250%	1/15/29	280	290
	AMC Networks Inc.	4.250%	2/15/29	495	371
[4]	Amcor Flexibles North America Inc.	4.800%	3/17/28	230	231
[4]	Amcor Flexibles North America Inc.	5.100%	3/17/30	170	172
	Ameren Corp.	5.700%	12/1/26	540	549
	Ameren Illinois Co.	4.950%	6/1/33	50	50
[4]	American Airlines Inc.	5.500%	4/20/26	52	52
[4]	American Airlines Inc.	7.250%	2/15/28	94	94
[4]	American Airlines Inc.	5.750%	4/20/29	120	117
[4]	American Airlines Inc.	8.500%	5/15/29	430	437
	American Axle & Manufacturing Inc.	5.000%	10/1/29	290	250
[4]	American Builders & Contractors Supply Co. Inc.	4.000%	1/15/28	125	120
[4]	American Builders & Contractors Supply Co. Inc.	3.875%	11/15/29	45	41
	American Electric Power Co. Inc.	5.200%	1/15/29	190	193
	American Express Co.	5.085%	1/30/31	130	132
4

Multi-Sector Income Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	American Express Co.	5.442%	1/30/36	420	424
	American Tower Corp.	2.100%	6/15/30	50	44
	Amgen Inc.	5.250%	3/2/30	135	138
[4]	AmWINS Group Inc.	6.375%	2/15/29	175	176
[4]	AmWINS Group Inc.	4.875%	6/30/29	55	52
[4]	Antero Midstream Partners LP	6.625%	2/1/32	105	107
	Aon North America Inc.	5.125%	3/1/27	50	51
	Aon North America Inc.	5.150%	3/1/29	190	193
	Apollo Global Management Inc.	6.000%	12/15/54	114	110
[4]	Arcosa Inc.	6.875%	8/15/32	120	122
[4]	Ardagh Metal Packaging Finance USA LLC	6.000%	6/15/27	20	20
[4]	Ardagh Metal Packaging Finance USA LLC	4.000%	9/1/29	310	264
	Ares Capital Corp.	5.875%	3/1/29	70	71
	Ares Capital Corp.	5.950%	7/15/29	430	437
[4]	Ares Strategic Income Fund	5.700%	3/15/28	100	100
[4]	Ares Strategic Income Fund	6.350%	8/15/29	14	14
	Arthur J Gallagher & Co.	4.600%	12/15/27	140	140
[4]	Asbury Automotive Group Inc.	5.000%	2/15/32	50	45
[4]	Ascent Resources Utica Holdings LLC	6.625%	10/15/32	1,050	1,046
	Assurant Inc.	4.900%	3/27/28	9	9
	AT&T Inc.	2.750%	6/1/31	155	138
[4]	AthenaHealth Group Inc.	6.500%	2/15/30	260	244
	Athene Holding Ltd.	6.625%	10/15/54	278	276
[4]	Atkore Inc.	4.250%	6/1/31	430	378
	Atlassian Corp.	5.250%	5/15/29	13	13
	AutoZone Inc.	6.250%	11/1/28	40	42
	Avery Dennison Corp.	4.875%	12/6/28	66	66
[4]	Axalta Coating Systems Dutch Holding B BV	7.250%	2/15/31	215	222
[4]	Axalta Coating Systems LLC	4.750%	6/15/27	160	157
[4]	Axon Enterprise Inc.	6.125%	3/15/30	95	96
[4]	Axon Enterprise Inc.	6.250%	3/15/33	90	91
	Ball Corp.	6.875%	3/15/28	125	128
	Ball Corp.	6.000%	6/15/29	75	76
	Ball Corp.	2.875%	8/15/30	250	218
	Ball Corp.	3.125%	9/15/31	60	52
	Bank of America Corp.	5.933%	9/15/27	450	459
[5]	Bank of America Corp.	3.970%	3/5/29	50	49
[5]	Bank of America Corp.	2.087%	6/14/29	100	92
[5]	Bank of America Corp.	4.271%	7/23/29	90	89
[5]	Bank of America Corp.	3.194%	7/23/30	100	94
	Bank of America Corp.	2.572%	10/20/32	180	155
	Bank of America Corp.	5.518%	10/25/35	200	196
	Bank of America Corp.	5.744%	2/12/36	380	379
	Bank of New York Mellon Corp.	4.543%	2/1/29	100	100
	Bank of New York Mellon Corp.	5.060%	7/22/32	103	104
[5]	Bank of New York Mellon Corp.	5.834%	10/25/33	100	105
	Bank of New York Mellon Corp.	4.706%	2/1/34	20	20
[5]	Bank of New York Mellon Corp.	4.967%	4/26/34	26	26
[5]	Bank of New York Mellon Corp.	6.474%	10/25/34	110	120
[5]	Bank of New York Mellon Corp.	5.188%	3/14/35	140	141
	Bath & Body Works Inc.	6.875%	11/1/35	75	76
[4]	Bausch + Lomb Corp.	8.375%	10/1/28	144	149
[4]	Beacon Roofing Supply Inc.	6.500%	8/1/30	300	316
	Becton Dickinson & Co.	4.874%	2/8/29	100	101
	Berkshire Hathaway Energy Co.	3.700%	7/15/30	90	86
	Berry Global Inc.	5.650%	1/15/34	14	14
[4]	Big River Steel LLC	6.625%	1/31/29	405	406
[4]	Blackstone Holdings Finance Co. LLC	2.000%	1/30/32	69	57
	Block Inc.	2.750%	6/1/26	20	19
[4]	Block Inc.	6.500%	5/15/32	380	384
[4]	Blue Racer Midstream LLC	7.000%	7/15/29	185	189
[4]	Blue Racer Midstream LLC	7.250%	7/15/32	85	88
	Boardwalk Pipelines LP	4.800%	5/3/29	29	29
	Boeing Co.	5.040%	5/1/27	1,710	1,718
	Boeing Co.	3.625%	2/1/31	465	431
	Boeing Co.	6.528%	5/1/34	300	321
[4]	Boost Newco Borrower LLC	7.500%	1/15/31	110	115
	BorgWarner Inc.	4.950%	8/15/29	40	40
	Boyd Gaming Corp.	4.750%	12/1/27	150	147
	BP Capital Markets America Inc.	3.633%	4/6/30	45	43
5

Multi-Sector Income Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	BP Capital Markets America Inc.	4.893%	9/11/33	350	345
	Bristol-Myers Squibb Co.	5.750%	2/1/31	30	32
	Broadcom Inc.	4.150%	11/15/30	440	426
	Broadcom Inc.	5.150%	11/15/31	170	172
[4]	Broadcom Inc.	4.150%	4/15/32	65	62
[4]	Broadcom Inc.	3.419%	4/15/33	90	80
	Brown & Brown Inc.	5.650%	6/11/34	100	102
[4]	Builders FirstSource Inc.	6.375%	3/1/34	315	313
[4]	Cable One Inc.	4.000%	11/15/30	269	213
[4]	Caesars Entertainment Inc.	4.625%	10/15/29	200	184
[4]	Caesars Entertainment Inc.	7.000%	2/15/30	30	30
[4]	Caesars Entertainment Inc.	6.500%	2/15/32	120	120
[4]	Calpine Corp.	4.500%	2/15/28	370	359
[4]	Calpine Corp.	4.625%	2/1/29	535	513
	Capital One Financial Corp.	6.312%	6/8/29	85	88
	Capital One Financial Corp.	5.700%	2/1/30	165	168
	Capital One Financial Corp.	3.273%	3/1/30	150	141
[5]	Capital One Financial Corp.	7.624%	10/30/31	156	174
	Capital One Financial Corp.	6.183%	1/30/36	305	304
[4]	Carnival Corp.	5.750%	3/1/27	340	340
[4]	Carnival Corp.	4.000%	8/1/28	130	124
[4]	Carnival Corp.	6.000%	5/1/29	70	70
[4]	Carnival Corp.	5.750%	3/15/30	320	319
[4]	CCO Holdings LLC	5.000%	2/1/28	180	175
[4]	CCO Holdings LLC	4.750%	3/1/30	1,305	1,209
[4]	CCO Holdings LLC	4.250%	2/1/31	150	133
	CCO Holdings LLC	4.500%	5/1/32	480	417
	CDW LLC	5.100%	3/1/30	160	160
	Celanese US Holdings LLC	6.750%	4/15/33	100	97
	Centene Corp.	2.450%	7/15/28	240	219
	Centene Corp.	3.000%	10/15/30	90	79
[4]	Central Parent Inc.	7.250%	6/15/29	50	43
[4]	Central Parent LLC	8.000%	6/15/29	195	171
[4]	Champ Acquisition Corp.	8.375%	12/1/31	310	321
[4]	Charles River Laboratories International Inc.	3.750%	3/15/29	250	230
	Charles Schwab Corp.	5.643%	5/19/29	60	62
	Charles Schwab Corp.	6.196%	11/17/29	70	74
	Charles Schwab Corp.	6.136%	8/24/34	252	268
[4]	Chart Industries Inc.	7.500%	1/1/30	20	21
[4]	Chart Industries Inc.	9.500%	1/1/31	210	224
	Charter Communications Operating LLC	6.150%	11/10/26	500	510
	Charter Communications Operating LLC	3.750%	2/15/28	460	446
	Charter Communications Operating LLC	4.200%	3/15/28	380	373
	Charter Communications Operating LLC	5.050%	3/30/29	22	22
	Charter Communications Operating LLC	6.100%	6/1/29	412	426
	Chemours Co.	5.375%	5/15/27	100	98
[4]	Chemours Co.	5.750%	11/15/28	160	148
[4]	Chemours Co.	4.625%	11/15/29	540	462
[4]	Chemours Co.	8.000%	1/15/33	235	220
	Cheniere Energy Inc.	4.625%	10/15/28	16	16
	Cheniere Energy Partners LP	4.000%	3/1/31	130	122
	Cheniere Energy Partners LP	3.250%	1/31/32	30	26
	Cheniere Energy Partners LP	5.950%	6/30/33	5	5
[4]	Chord Energy Corp.	6.750%	3/15/33	125	124
[4]	Churchill Downs Inc.	4.750%	1/15/28	280	272
[4]	Churchill Downs Inc.	5.750%	4/1/30	65	64
	Cisco Systems Inc.	4.950%	2/26/31	370	377
[5]	Citigroup Inc.	3.668%	7/24/28	71	69
	Citigroup Inc.	4.125%	7/25/28	75	74
	Citigroup Inc.	4.542%	9/19/30	239	236
[5]	Citigroup Inc.	2.976%	11/5/30	15	14
	Citigroup Inc.	5.827%	2/13/35	100	99
	Citigroup Inc.	6.020%	1/24/36	120	121
	Citizens Financial Group Inc.	5.253%	3/5/31	87	87
[4]	Civitas Resources Inc.	8.375%	7/1/28	170	176
[4]	Civitas Resources Inc.	8.625%	11/1/30	225	232
[4]	Civitas Resources Inc.	8.750%	7/1/31	75	77
[4]	Clarios Global LP	6.250%	5/15/26	36	36
[4]	Clarios Global LP	8.500%	5/15/27	185	185
[4]	Clarios Global LP	6.750%	2/15/30	140	141
6

Multi-Sector Income Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Clean Harbors Inc.	4.875%	7/15/27	80	79
[4]	Clean Harbors Inc.	6.375%	2/1/31	20	20
[4]	Clearway Energy Operating LLC	4.750%	3/15/28	360	349
[4]	Clearway Energy Operating LLC	3.750%	2/15/31	140	123
[4]	Clearway Energy Operating LLC	3.750%	1/15/32	124	106
[4]	Cleveland-Cliffs Inc.	6.750%	4/15/30	100	97
[4]	Cleveland-Cliffs Inc.	7.500%	9/15/31	315	308
[4]	Cleveland-Cliffs Inc.	7.375%	5/1/33	1,235	1,185
[4]	Cloud Software Group Inc.	6.500%	3/31/29	134	130
[4]	Cloud Software Group Inc.	9.000%	9/30/29	160	160
[4]	Cloud Software Group Inc.	8.250%	6/30/32	385	391
[4,8]	Clydesdale Acquisition Holdings Inc.	6.750%	4/15/32	170	171
[4]	CNX Resources Corp.	6.000%	1/15/29	140	138
[4]	CNX Resources Corp.	7.375%	1/15/31	15	15
[4]	CNX Resources Corp.	7.250%	3/1/32	300	305
[4]	Columbia Pipelines Holding Co. LLC	5.681%	1/15/34	75	75
[4]	Community Health Systems Inc.	5.625%	3/15/27	150	143
[4]	Community Health Systems Inc.	10.875%	1/15/32	365	361
	Conagra Brands Inc.	5.300%	10/1/26	55	56
	Constellation Brands Inc.	2.250%	8/1/31	50	42
	Corebridge Financial Inc.	3.650%	4/5/27	60	59
	Corebridge Financial Inc.	3.850%	4/5/29	10	10
	Corebridge Financial Inc.	3.900%	4/5/32	60	55
	Coterra Energy Inc.	5.400%	2/15/35	210	207
	Cotiviti Corp.	7.625%	5/1/31	165	164
[4]	Credit Acceptance Corp.	6.625%	3/15/30	270	266
[4]	CSC Holdings LLC	11.750%	1/31/29	95	92
[4]	CSC Holdings LLC	4.125%	12/1/30	180	130
[4]	CSC Holdings LLC	3.375%	2/15/31	25	18
[4]	CSC Holdings LLC	4.500%	11/15/31	175	126
	CubeSmart LP	2.500%	2/15/32	45	38
	CVS Health Corp.	4.300%	3/25/28	93	92
	CVS Health Corp.	3.250%	8/15/29	45	42
	CVS Health Corp.	5.250%	2/21/33	80	79
	CVS Health Corp.	5.300%	6/1/33	120	119
	Dana Inc.	5.625%	6/15/28	20	20
	Dana Inc.	4.250%	9/1/30	230	213
	Dana Inc.	4.500%	2/15/32	155	141
[4]	DaVita Inc.	4.625%	6/1/30	180	166
[4]	DaVita Inc.	3.750%	2/15/31	220	191
[4]	DaVita Inc.	6.875%	9/1/32	195	196
	Dell International LLC	4.900%	10/1/26	325	326
	Dell International LLC	4.350%	2/1/30	601	588
[8]	Dell International LLC	5.300%	4/1/32	650	654
	Dell International LLC	5.400%	4/15/34	17	17
[4]	Delta Air Lines Inc.	4.750%	10/20/28	466	464
[4]	Diamond Foreign Asset Co.	8.500%	10/1/30	440	452
	Diamondback Energy Inc.	5.200%	4/18/27	295	299
	Diamondback Energy Inc.	3.125%	3/24/31	5	5
	Diamondback Energy Inc.	5.400%	4/18/34	260	259
[4]	Diebold Nixdorf Inc.	7.750%	3/31/30	70	73
[4]	Directv Financing LLC	5.875%	8/15/27	95	92
[4]	DISH Network Corp.	11.750%	11/15/27	334	352
[4]	DT Midstream Inc.	4.125%	6/15/29	525	494
[4]	DT Midstream Inc.	4.375%	6/15/31	285	263
[5]	DTE Energy Co.	3.400%	6/15/29	50	47
	Duke Energy Corp.	5.000%	12/8/27	10	10
	Duke Energy Progress LLC	3.400%	4/1/32	50	45
	Eastman Chemical Co.	4.500%	12/1/28	34	34
	Eastman Chemical Co.	5.000%	8/1/29	295	297
	Edison International	5.250%	3/15/32	30	29
[4]	Element Solutions Inc.	3.875%	9/1/28	195	184
	Elevance Health Inc.	5.150%	6/15/29	70	71
	Elevance Health Inc.	5.375%	6/15/34	400	405
[4]	Ellucian Holdings Inc.	6.500%	12/1/29	150	148
[4]	Endo Finance Holdings Inc.	8.500%	4/15/31	130	135
[4]	Energizer Holdings Inc.	4.750%	6/15/28	322	308
[4]	Energizer Holdings Inc.	4.375%	3/31/29	70	65
	Energy Transfer LP	4.400%	3/15/27	70	70
[5]	Energy Transfer LP	5.500%	6/1/27	164	167
7

Multi-Sector Income Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Energy Transfer LP	5.250%	4/15/29	70	71
	Energy Transfer LP	5.200%	4/1/30	250	253
	Energy Transfer LP	6.400%	12/1/30	165	176
	Energy Transfer LP	5.750%	2/15/33	40	41
[4]	Entegris Inc.	4.375%	4/15/28	80	77
[4]	Entegris Inc.	4.750%	4/15/29	55	53
[4]	Entegris Inc.	5.950%	6/15/30	250	249
	Enterprise Products Operating LLC	2.800%	1/31/30	160	148
[4]	EQT Corp.	7.500%	6/1/27	50	51
	EQT Corp.	3.900%	10/1/27	18	18
[4]	EQT Corp.	7.500%	6/1/30	150	162
[4]	EQT Corp.	4.750%	1/15/31	115	110
	ERP Operating LP	2.500%	2/15/30	40	36
	Essential Utilities Inc.	4.800%	8/15/27	835	838
	Exelon Corp.	5.150%	3/15/28	60	61
	Exelon Corp.	3.350%	3/15/32	80	72
	Extra Space Storage LP	5.700%	4/1/28	50	51
	Extra Space Storage LP	5.900%	1/15/31	130	135
	Fifth Third Bancorp	3.950%	3/14/28	100	98
	Fifth Third Bancorp	4.055%	4/25/28	586	579
	Fifth Third Bancorp	6.339%	7/27/29	100	104
	Fifth Third Bancorp	4.895%	9/6/30	130	130
[4]	FirstEnergy Transmission LLC	2.866%	9/15/28	80	75
	FirstEnergy Transmission LLC	5.000%	1/15/35	200	196
	Fiserv Inc.	4.750%	3/15/30	500	499
[4]	Focus Financial Partners LLC	6.750%	9/15/31	165	163
	Ford Motor Co.	9.625%	4/22/30	5	6
	Ford Motor Credit Co. LLC	2.700%	8/10/26	5	5
	Ford Motor Credit Co. LLC	3.815%	11/2/27	110	105
	Ford Motor Credit Co. LLC	6.800%	5/12/28	320	329
	Ford Motor Credit Co. LLC	7.200%	6/10/30	95	99
	Ford Motor Credit Co. LLC	6.054%	11/5/31	200	196
[4]	Fortrea Holdings Inc.	7.500%	7/1/30	45	41
[4]	Foundry JV Holdco LLC	5.500%	1/25/31	1,200	1,219
[4]	Foundry JV Holdco LLC	6.150%	1/25/32	550	571
[4]	Foundry JV Holdco LLC	5.900%	1/25/33	200	204
[4]	Freedom Mortgage Corp.	12.250%	10/1/30	200	220
[4]	Freedom Mortgage Holdings LLC	9.250%	2/1/29	25	25
[4]	Freedom Mortgage Holdings LLC	8.375%	4/1/32	150	147
[4]	Frontier Communications Holdings LLC	5.000%	5/1/28	160	158
[4]	Frontier Communications Holdings LLC	8.625%	3/15/31	130	139
[4]	Garrett Motion Holdings Inc.	7.750%	5/31/32	270	267
[4]	Gates Corp.	6.875%	7/1/29	110	112
	GATX Corp.	3.250%	9/15/26	34	33
	GATX Corp.	4.550%	11/7/28	7	7
	GATX Corp.	4.700%	4/1/29	17	17
	GE HealthCare Technologies Inc.	5.650%	11/15/27	250	257
	GE HealthCare Technologies Inc.	4.800%	8/14/29	50	50
[4]	Gen Digital Inc.	6.250%	4/1/33	125	125
	General Motors Financial Co. Inc.	4.350%	1/17/27	275	272
	General Motors Financial Co. Inc.	5.000%	4/9/27	125	125
	General Motors Financial Co. Inc.	5.350%	7/15/27	45	45
	General Motors Financial Co. Inc.	3.850%	1/5/28	50	48
	General Motors Financial Co. Inc.	2.400%	10/15/28	535	489
	General Motors Financial Co. Inc.	5.550%	7/15/29	165	166
	General Motors Financial Co. Inc.	5.850%	4/6/30	120	122
	General Motors Financial Co. Inc.	5.750%	2/8/31	165	166
	General Motors Financial Co. Inc.	6.400%	1/9/33	60	62
[4]	Genesee & Wyoming Inc.	6.250%	4/15/32	170	170
	Genesis Energy LP	8.250%	1/15/29	300	310
	Genesis Energy LP	8.000%	5/15/33	130	131
	Georgia Power Co.	4.700%	5/15/32	20	20
	Georgia Power Co.	4.950%	5/17/33	122	121
[4]	Georgia-Pacific LLC	2.300%	4/30/30	50	45
[4]	Global Atlantic Fin Co.	7.950%	6/15/33	230	259
	Global Payments Inc.	2.150%	1/15/27	40	38
	Global Payments Inc.	5.400%	8/15/32	150	152
	Goldman Sachs Group Inc.	5.727%	4/25/30	275	284
	Goldman Sachs Group Inc.	4.692%	10/23/30	290	288
[4]	Golub Capital Private Credit Fund	5.875%	5/1/30	123	122
8

Multi-Sector Income Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Goodyear Tire & Rubber Co.	5.000%	7/15/29	250	232
	Goodyear Tire & Rubber Co.	5.250%	4/30/31	245	221
	Goodyear Tire & Rubber Co.	5.625%	4/30/33	250	223
[4]	Graphic Packaging International LLC	4.750%	7/15/27	150	147
[4]	Graphic Packaging International LLC	3.750%	2/1/30	150	137
	Haleon US Capital LLC	3.625%	3/24/32	15	14
[4]	Hanesbrands Inc.	9.000%	2/15/31	150	158
	HCA Inc.	5.000%	3/1/28	590	595
	HCA Inc.	5.250%	3/1/30	140	142
	HCA Inc.	5.450%	4/1/31	165	168
	HCA Inc.	3.625%	3/15/32	100	90
	Helmerich & Payne Inc.	2.900%	9/29/31	30	25
[4]	Herc Holdings Inc.	6.625%	6/15/29	105	105
	Hess Corp.	7.875%	10/1/29	55	62
	Hess Corp.	7.300%	8/15/31	5	6
[4]	Hess Midstream Operations LP	6.500%	6/1/29	120	122
	Hewlett Packard Enterprise Co.	4.550%	10/15/29	92	91
	Hewlett Packard Enterprise Co.	4.850%	10/15/31	120	119
	Hewlett Packard Enterprise Co.	5.000%	10/15/34	505	492
	Highwoods Realty LP	2.600%	2/1/31	100	85
	Highwoods Realty LP	7.650%	2/1/34	108	120
	Hillenbrand Inc.	6.250%	2/15/29	150	150
[4]	Hilton Domestic Operating Co. Inc.	5.875%	3/15/33	625	619
[4]	HPS Corporate Lending Fund	5.450%	1/14/28	1,900	1,892
[4]	HUB International Ltd.	7.250%	6/15/30	50	51
[4]	HUB International Ltd.	7.375%	1/31/32	155	158
	Hudson Pacific Properties LP	5.950%	2/15/28	60	52
	Huntington Bancshares Inc.	6.208%	8/21/29	130	135
	Huntington Bancshares Inc.	5.272%	1/15/31	100	101
	Huntington Bancshares Inc.	5.709%	2/2/35	341	345
	Huntington Bancshares Inc.	2.487%	8/15/36	50	41
	Huntington Bancshares Inc.	6.141%	11/18/39	130	131
	Huntington Ingalls Industries Inc.	5.353%	1/15/30	130	132
	Huntington National Bank	4.871%	4/12/28	250	251
	Hyatt Hotels Corp.	5.250%	6/30/29	5	5
[4]	Imola Merger Corp.	4.750%	5/15/29	315	299
	Ingersoll Rand Inc.	5.197%	6/15/27	30	30
	Ingersoll Rand Inc.	5.176%	6/15/29	30	30
	Intel Corp.	4.875%	2/10/28	80	80
	Intel Corp.	2.450%	11/15/29	426	382
	Intel Corp.	2.000%	8/12/31	54	45
	Intel Corp.	4.150%	8/5/32	120	111
	Intel Corp.	5.200%	2/10/33	105	104
	Intel Corp.	5.150%	2/21/34	89	87
	Intercontinental Exchange Inc.	3.625%	9/1/28	62	60
	Intercontinental Exchange Inc.	2.100%	6/15/30	40	35
	Intercontinental Exchange Inc.	5.250%	6/15/31	100	103
	Jacobs Engineering Group Inc.	5.900%	3/1/33	100	103
	JBS USA Holding Lux Sarl	5.500%	1/15/30	2,090	2,125
	JBS USA Holding Lux Sarl	6.750%	3/15/34	52	56
[4]	Jersey Central Power & Light Co.	5.100%	1/15/35	120	119
[4]	JetBlue Airways Corp.	9.875%	9/20/31	595	587
	JPMorgan Chase & Co.	1.578%	4/22/27	150	145
	JPMorgan Chase & Co.	1.470%	9/22/27	187	179
	JPMorgan Chase & Co.	5.571%	4/22/28	100	102
	JPMorgan Chase & Co.	4.323%	4/26/28	50	50
[5]	JPMorgan Chase & Co.	3.540%	5/1/28	200	196
[5]	JPMorgan Chase & Co.	2.182%	6/1/28	22	21
	JPMorgan Chase & Co.	4.979%	7/22/28	447	451
	JPMorgan Chase & Co.	4.505%	10/22/28	1,710	1,707
[5]	JPMorgan Chase & Co.	4.005%	4/23/29	50	49
	JPMorgan Chase & Co.	5.012%	1/23/30	270	273
	JPMorgan Chase & Co.	4.603%	10/22/30	160	159
	JPMorgan Chase & Co.	5.140%	1/24/31	260	264
	JPMorgan Chase & Co.	1.953%	2/4/32	228	194
	JPMorgan Chase & Co.	4.586%	4/26/33	5	5
[4]	Kaiser Aluminum Corp.	4.625%	3/1/28	325	308
[4]	Kaiser Aluminum Corp.	4.500%	6/1/31	150	133
	KB Home	7.250%	7/15/30	30	31
[4]	KeHE Distributors LLC	9.000%	2/15/29	540	556
9

Multi-Sector Income Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Kenvue Inc.	5.000%	3/22/30	60	61
	Keurig Dr Pepper Inc.	3.200%	5/1/30	20	19
	Keurig Dr Pepper Inc.	5.300%	3/15/34	60	61
	KeyBank NA	5.000%	1/26/33	50	49
	KeyCorp	6.401%	3/6/35	40	42
	Keysight Technologies Inc.	4.950%	10/15/34	91	89
[4]	Kinetik Holdings LP	6.625%	12/15/28	305	310
[4]	Kinetik Holdings LP	5.875%	6/15/30	15	15
	Kraft Heinz Foods Co.	3.750%	4/1/30	159	152
	Kroger Co.	5.000%	9/15/34	115	112
	Kyndryl Holdings Inc.	6.350%	2/20/34	40	42
	L3Harris Technologies Inc.	5.250%	6/1/31	160	163
	Laboratory Corp. of America Holdings	4.550%	4/1/32	15	15
[4]	Ladder Capital Finance Holdings LLLP	5.250%	10/1/25	100	100
[4]	Ladder Capital Finance Holdings LLLP	4.750%	6/15/29	110	105
[4]	Ladder Capital Finance Holdings LLLP	7.000%	7/15/31	350	359
	Lamar Media Corp.	3.750%	2/15/28	200	190
[4]	Lamb Weston Holdings Inc.	4.125%	1/31/30	603	562
[4]	Level 3 Financing Inc.	3.875%	11/15/29	100	74
[4]	Level 3 Financing Inc.	10.500%	5/15/30	255	275
[4]	LifePoint Health Inc.	11.000%	10/15/30	190	207
[4]	Lithia Motors Inc.	4.625%	12/15/27	70	68
[4]	Lithia Motors Inc.	3.875%	6/1/29	70	64
[4]	Live Nation Entertainment Inc.	5.625%	3/15/26	120	120
[4]	Live Nation Entertainment Inc.	6.500%	5/15/27	110	111
[4]	Live Nation Entertainment Inc.	3.750%	1/15/28	150	143
	LPL Holdings Inc.	6.750%	11/17/28	140	148
	M&T Bank Corp.	4.553%	8/16/28	300	298
	M&T Bank Corp.	7.413%	10/30/29	161	173
	M&T Bank Corp.	6.082%	3/13/32	341	353
	M&T Bank Corp.	5.053%	1/27/34	81	78
[4]	Magnera Corp.	7.250%	11/15/31	220	214
	Marathon Petroleum Corp.	5.150%	3/1/30	530	533
[4]	Mars Inc.	4.800%	3/1/30	2,870	2,888
[4]	Matador Resources Co.	6.250%	4/15/33	40	39
[4]	Match Group Holdings II LLC	4.625%	6/1/28	172	165
[4]	Match Group Holdings II LLC	5.625%	2/15/29	15	15
[4]	Match Group Holdings II LLC	4.125%	8/1/30	258	231
[4]	McAfee Corp.	7.375%	2/15/30	185	164
[4]	Medline Borrower LP	3.875%	4/1/29	155	145
[4]	Medline Borrower LP	6.250%	4/1/29	270	274
[4]	Medline Borrower LP	5.250%	10/1/29	100	96
	Meta Platforms Inc.	4.550%	8/15/31	155	155
	MGM Resorts International	6.500%	4/15/32	355	348
[4]	Midcontinent Communications	8.000%	8/15/32	545	552
[4]	Mileage Plus Holdings LLC	6.500%	6/20/27	601	603
[4]	Miter Brands Acquisition Holdco Inc.	6.750%	4/1/32	80	79
[4]	MIWD Holdco II LLC	5.500%	2/1/30	120	108
	Morgan Stanley	2.475%	1/21/28	100	96
[5]	Morgan Stanley	5.652%	4/13/28	125	128
[5]	Morgan Stanley	3.591%	7/22/28	100	97
	Morgan Stanley	5.123%	2/1/29	50	51
[5]	Morgan Stanley	5.164%	4/20/29	300	304
	Morgan Stanley	5.173%	1/16/30	560	567
	Morgan Stanley	4.654%	10/18/30	1,000	992
	Morgan Stanley	5.230%	1/15/31	235	239
[5]	Morgan Stanley	1.794%	2/13/32	25	21
	Morgan Stanley	4.889%	7/20/33	50	49
	Morgan Stanley	5.466%	1/18/35	50	51
	Morgan Stanley	5.942%	2/7/39	50	50
[5]	Morgan Stanley Bank NA	5.504%	5/26/28	250	255
[5]	Morgan Stanley Bank NA	4.968%	7/14/28	822	829
	MPT Operating Partnership LP	3.500%	3/15/31	100	67
[4]	MPT Operating Partnership LP	8.500%	2/15/32	360	367
	Nasdaq Inc.	5.350%	6/28/28	112	115
[4]	Nationstar Mortgage Holdings Inc.	6.500%	8/1/29	400	405
[4]	Nationstar Mortgage Holdings Inc.	5.125%	12/15/30	180	180
[4]	Nationstar Mortgage Holdings Inc.	7.125%	2/1/32	75	78
	Navient Corp.	4.875%	3/15/28	58	55
	Navient Corp.	9.375%	7/25/30	235	250
10

Multi-Sector Income Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	NCL Corp. Ltd.	5.875%	2/15/27	215	215
[4]	NCL Corp. Ltd.	8.125%	1/15/29	20	21
[4]	NCL Corp. Ltd.	7.750%	2/15/29	35	36
[4]	NCL Corp. Ltd.	6.750%	2/1/32	650	643
[4]	NCL Finance Ltd.	6.125%	3/15/28	150	150
	Nevada Power Co.	6.250%	5/15/55	80	79
	Newell Brands Inc.	5.700%	4/1/26	30	30
	Newell Brands Inc.	6.375%	9/15/27	124	125
	Newell Brands Inc.	6.625%	9/15/29	121	121
	Newell Brands Inc.	6.375%	5/15/30	165	161
	Newell Brands Inc.	6.625%	5/15/32	220	214
	Newell Brands Inc.	6.875%	4/1/36	50	48
	Newell Brands Inc.	7.000%	4/1/46	375	329
	Newmont Corp.	2.800%	10/1/29	150	139
[4]	News Corp.	3.875%	5/15/29	335	316
[4]	Nexstar Media Inc.	4.750%	11/1/28	120	112
	NextEra Energy Capital Holdings Inc.	6.375%	8/15/55	220	221
	NiSource Inc.	5.250%	3/30/28	30	30
	NiSource Inc.	5.200%	7/1/29	205	209
	NiSource Inc.	5.400%	6/30/33	20	20
	NNN REIT Inc.	5.600%	10/15/33	50	51
[4]	Noble Finance II LLC	8.000%	4/15/30	75	75
[4]	Novelis Corp.	3.250%	11/15/26	200	194
[4]	Novelis Corp.	4.750%	1/30/30	161	150
[4]	Novelis Corp.	3.875%	8/15/31	171	149
[4]	Novelis Inc.	6.875%	1/30/30	815	825
[4]	NRG Energy Inc.	6.250%	11/1/34	300	295
	Nucor Corp.	3.125%	4/1/32	10	9
	Occidental Petroleum Corp.	6.600%	3/15/46	10	10
	OGE Energy Corp.	5.450%	5/15/29	80	82
[4]	Olin Corp.	6.625%	4/1/33	125	121
[4]	Olympus Water US Holding Corp.	4.250%	10/1/28	165	152
[4]	Olympus Water US Holding Corp.	9.750%	11/15/28	370	385
[4]	Olympus Water US Holding Corp.	7.250%	6/15/31	250	246
	Omega Healthcare Investors Inc.	3.625%	10/1/29	120	112
	OneMain Finance Corp.	3.500%	1/15/27	440	422
	OneMain Finance Corp.	6.625%	1/15/28	325	328
	OneMain Finance Corp.	3.875%	9/15/28	75	70
	OneMain Finance Corp.	9.000%	1/15/29	100	105
	OneMain Finance Corp.	6.625%	5/15/29	125	125
	ONEOK Inc.	5.550%	11/1/26	40	41
	ONEOK Inc.	5.800%	11/1/30	55	57
	Oracle Corp.	4.800%	8/3/28	240	242
[5]	Oracle Corp.	4.200%	9/27/29	771	756
	Oracle Corp.	2.875%	3/25/31	20	18
	Oracle Corp.	6.250%	11/9/32	30	32
[4]	Organon & Co.	4.125%	4/30/28	251	235
[4]	Organon & Co.	6.750%	5/15/34	70	69
[4]	Outfront Media Capital LLC	7.375%	2/15/31	250	260
[4]	Owens-Brockway Glass Container Inc.	7.250%	5/15/31	195	190
[4]	Owens-Brockway Glass Container Inc.	7.375%	6/1/32	370	354
	Pacific Gas & Electric Co.	2.100%	8/1/27	190	178
	Pacific Gas & Electric Co.	2.500%	2/1/31	250	215
[4]	Pactiv Evergreen Group Issuer Inc.	4.000%	10/15/27	140	141
[4]	Pactiv Evergreen Group Issuer LLC	4.375%	10/15/28	100	102
[4]	Panther Escrow Issuer LLC	7.125%	6/1/31	385	392
	Paramount Global	2.900%	1/15/27	24	23
	Paramount Global	4.950%	1/15/31	298	286
	Paramount Global	4.375%	3/15/43	75	56
	Paramount Global	6.375%	3/30/62	150	146
[4]	Park Intermediate Holdings LLC	7.000%	2/1/30	140	141
[4]	Pattern Energy Operations LP	4.500%	8/15/28	245	228
[4]	Pebblebrook Hotel LP	6.375%	10/15/29	45	44
[4]	Penn Entertainment Inc.	4.125%	7/1/29	140	124
[4]	Performance Food Group Inc.	5.500%	10/15/27	70	69
[4]	Performance Food Group Inc.	4.250%	8/1/29	160	150
[4]	Performance Food Group Inc.	6.125%	9/15/32	155	154
[4]	Permian Resources Operating LLC	5.875%	7/1/29	85	84
[4]	Permian Resources Operating LLC	9.875%	7/15/31	17	19
	Pfizer Investment Enterprises Pte. Ltd.	4.650%	5/19/30	25	25
11

Multi-Sector Income Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Philip Morris International Inc.	5.125%	11/17/27	20	20
	Philip Morris International Inc.	4.625%	11/1/29	1,000	1,002
	Philip Morris International Inc.	5.625%	11/17/29	20	21
	Philip Morris International Inc.	5.125%	2/15/30	50	51
	Philip Morris International Inc.	5.500%	9/7/30	5	5
	Philip Morris International Inc.	5.750%	11/17/32	20	21
	Phillips 66 Co.	5.250%	6/15/31	85	86
[4]	Phinia Inc.	6.625%	10/15/32	210	206
	Pioneer Natural Resources Co.	1.900%	8/15/30	100	87
	Pioneer Natural Resources Co.	2.150%	1/15/31	60	52
[5]	PNC Bank NA	2.700%	10/22/29	250	229
	PNC Financial Services Group Inc.	5.582%	6/12/29	150	154
	PNC Financial Services Group Inc.	5.492%	5/14/30	420	431
	PNC Financial Services Group Inc.	5.222%	1/29/31	240	244
	PNC Financial Services Group Inc.	6.037%	10/28/33	250	262
	PNC Financial Services Group Inc.	6.875%	10/20/34	100	111
[4]	Post Holdings Inc.	5.500%	12/15/29	82	80
[4]	Post Holdings Inc.	6.250%	2/15/32	220	221
[4]	Post Holdings Inc.	6.375%	3/1/33	430	424
	Prudential Financial Inc.	6.500%	3/15/54	50	51
	Quest Diagnostics Inc.	4.200%	6/30/29	50	49
	Quest Diagnostics Inc.	4.625%	12/15/29	960	956
[4]	Quikrete Holdings Inc.	6.375%	3/1/32	275	276
[4]	Quikrete Holdings Inc.	6.750%	3/1/33	110	110
	Range Resources Corp.	8.250%	1/15/29	350	360
[4]	Raven Acquisition Holdings LLC	6.875%	11/15/31	105	102
	Realty Income Corp.	2.200%	6/15/28	192	179
	Realty Income Corp.	2.700%	2/15/32	45	39
	Regions Financial Corp.	5.722%	6/6/30	647	663
	Regions Financial Corp.	5.502%	9/6/35	367	362
	Revvity Inc.	3.300%	9/15/29	69	65
[4]	RHP Hotel Properties LP	6.500%	4/1/32	150	150
[4]	Rivers Enterprise Borrower LLC	6.625%	2/1/33	125	123
[4]	Rocket Mortgage LLC	2.875%	10/15/26	185	178
[4]	Rocket Mortgage LLC	3.625%	3/1/29	250	231
[4]	Rocket Mortgage LLC	3.875%	3/1/31	150	135
[4]	Rocket Software Inc.	9.000%	11/28/28	255	263
[4]	Rockies Express Pipeline LLC	6.750%	3/15/33	90	92
[4]	Roller Bearing Co. of America Inc.	4.375%	10/15/29	200	188
[4]	Royal Caribbean Cruises Ltd.	5.625%	9/30/31	245	241
	RTX Corp.	5.750%	11/8/26	500	509
	RTX Corp.	2.250%	7/1/30	250	222
[4]	Ryan Specialty LLC	5.875%	8/1/32	400	395
	Ryder System Inc.	6.600%	12/1/33	125	136
	Sabine Pass Liquefaction LLC	4.200%	3/15/28	40	40
	Sabine Pass Liquefaction LLC	4.500%	5/15/30	565	554
	Sabra Health Care LP	3.900%	10/15/29	81	76
	Sabra Health Care LP	3.200%	12/1/31	30	26
[4]	Saks Global Enterprises LLC	11.000%	12/15/29	155	126
	SBA Communications Corp.	3.875%	2/15/27	350	340
	SBA Communications Corp.	3.125%	2/1/29	100	91
[4]	Schlumberger Holdings Corp.	5.000%	5/29/27	230	233
[4]	Scripps Escrow Inc.	5.875%	7/15/27	85	71
[4]	Scripps Escrow II Inc.	3.875%	1/15/29	470	370
[4]	Scripps Escrow II Inc.	5.375%	1/15/31	15	9
[4]	Sealed Air Corp.	4.000%	12/1/27	380	366
[4]	Sealed Air Corp.	6.125%	2/1/28	160	160
[4]	Sealed Air Corp.	5.000%	4/15/29	150	146
[4]	Sealed Air Corp.	7.250%	2/15/31	300	310
	Service Corp. International	3.375%	8/15/30	380	339
	Service Properties Trust	5.500%	12/15/27	115	111
	Service Properties Trust	8.375%	6/15/29	430	430
[4]	Shift4 Payments LLC	6.750%	8/15/32	60	60
[4]	Sirius XM Radio LLC	4.000%	7/15/28	200	186
[4]	Six Flags Entertainment Corp.	6.625%	5/1/32	130	131
[4]	Sixth Street Lending Partners	6.125%	7/15/30	190	191
	Southern California Edison Co.	5.200%	6/1/34	120	117
[5]	Southern Co.	3.700%	4/30/30	75	71
[4]	Spirit AeroSystems Inc.	9.375%	11/30/29	202	216
[4]	Spirit AeroSystems Inc.	9.750%	11/15/30	560	619
12

Multi-Sector Income Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Sprint Capital Corp.	6.875%	11/15/28	210	224
	Sprint Capital Corp.	8.750%	3/15/32	20	24
[4]	SS&C Technologies Inc.	5.500%	9/30/27	95	94
[4]	Standard Building Solutions Inc.	6.500%	8/15/32	115	115
[4]	Star Parent Inc.	9.000%	10/1/30	175	173
[4]	Starwood Property Trust Inc.	7.250%	4/1/29	200	205
[4]	Starwood Property Trust Inc.	6.000%	4/15/30	205	201
[4,8]	Starwood Property Trust Inc.	6.500%	10/15/30	100	99
	State Street Corp.	4.530%	2/20/29	80	80
[4]	Stonepeak Nile Parent LLC	7.250%	3/15/32	35	36
[4]	Sunoco LP	7.000%	9/15/28	175	179
	Synopsys Inc.	4.650%	4/1/28	110	111
	Synopsys Inc.	4.850%	4/1/30	140	141
	Synopsys Inc.	5.000%	4/1/32	130	130
	Synopsys Inc.	5.150%	4/1/35	40	40
	Synovus Financial Corp.	6.168%	11/1/30	217	220
	Take-Two Interactive Software Inc.	3.700%	4/14/27	10	10
[4]	Tallgrass Energy Partners LP	7.375%	2/15/29	585	587
[4]	Tallgrass Energy Partners LP	6.000%	12/31/30	140	133
	Tapestry Inc.	5.100%	3/11/30	55	55
	Targa Resources Corp.	5.200%	7/1/27	35	35
	Targa Resources Corp.	6.150%	3/1/29	105	110
	Targa Resources Corp.	6.125%	3/15/33	45	47
	Targa Resources Corp.	6.500%	3/30/34	105	112
	Targa Resources Partners LP	4.000%	1/15/32	8	7
	Teledyne Technologies Inc.	2.750%	4/1/31	20	18
	Tenet Healthcare Corp.	5.125%	11/1/27	100	99
	Tenet Healthcare Corp.	6.125%	10/1/28	196	195
	Tenet Healthcare Corp.	4.250%	6/1/29	40	38
	Tenet Healthcare Corp.	6.750%	5/15/31	315	320
[4]	Terex Corp.	6.250%	10/15/32	118	115
	Thermo Fisher Scientific Inc.	4.950%	11/21/32	95	96
	T-Mobile USA Inc.	2.625%	2/15/29	153	142
	T-Mobile USA Inc.	3.375%	4/15/29	100	95
[4]	TopBuild Corp.	3.625%	3/15/29	125	116
	Toyota Motor Credit Corp.	5.100%	3/21/31	195	198
[4]	TransDigm Inc.	6.750%	8/15/28	615	624
[4]	TransDigm Inc.	6.375%	3/1/29	504	509
[4]	TransDigm Inc.	6.875%	12/15/30	80	82
[4]	TransDigm Inc.	7.125%	12/1/31	200	206
[4]	TransDigm Inc.	6.625%	3/1/32	8	8
[4]	Transocean Inc.	8.250%	5/15/29	210	205
[4]	Transocean Inc.	8.750%	2/15/30	400	415
[4]	Transocean Inc.	8.500%	5/15/31	235	229
[4]	Transocean Titan Financing Ltd.	8.375%	2/1/28	32	32
[4]	Triumph Group Inc.	9.000%	3/15/28	154	162
[5]	Truist Financial Corp.	7.161%	10/30/29	60	65
	Twitter Inc.	9.500%	2/14/30	225	231
	Uber Technologies Inc.	4.300%	1/15/30	90	88
	Uber Technologies Inc.	4.800%	9/15/34	60	58
[4]	UKG Inc.	6.875%	2/1/31	165	167
[4]	United Airlines Inc.	4.375%	4/15/26	358	352
[5]	United Airlines Pass-Through Trust Class A Series 2020-1	5.875%	10/15/27	115	117
[4]	United Wholesale Mortgage LLC	5.500%	11/15/25	340	339
	UnitedHealth Group Inc.	4.950%	1/15/32	200	201
	UnitedHealth Group Inc.	5.350%	2/15/33	15	15
	UnitedHealth Group Inc.	4.500%	4/15/33	5	5
[4]	Univision Communications Inc.	8.000%	8/15/28	25	25
[4]	Univision Communications Inc.	7.375%	6/30/30	230	221
[4]	Univision Communications Inc.	8.500%	7/31/31	605	592
	US Bancorp	5.384%	1/23/30	60	61
	US Bancorp	4.839%	2/1/34	350	340
	US Bancorp	5.836%	6/12/34	100	103
[4]	US Foods Inc.	6.875%	9/15/28	15	15
[4]	US Foods Inc.	4.750%	2/15/29	337	325
[4]	US Foods Inc.	5.750%	4/15/33	115	112
[4]	USI Inc.	7.500%	1/15/32	135	138
[4]	UWM Holdings LLC	6.625%	2/1/30	105	104
[4]	Vail Resorts Inc.	6.500%	5/15/32	575	582
[4]	Valaris Ltd.	8.375%	4/30/30	340	340
13

Multi-Sector Income Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Valero Energy Corp.	5.150%	2/15/30	110	111
[4]	Venture Global Calcasieu Pass LLC	3.875%	8/15/29	250	232
[4]	Venture Global Calcasieu Pass LLC	6.250%	1/15/30	270	274
[4]	Venture Global LNG Inc.	9.500%	2/1/29	635	681
[4]	Venture Global LNG Inc.	7.000%	1/15/30	115	113
[4]	Venture Global LNG Inc.	8.375%	6/1/31	155	157
[4]	Venture Global LNG Inc.	9.875%	2/1/32	180	191
	Veralto Corp.	5.500%	9/18/26	230	233
	Verizon Communications Inc.	1.680%	10/30/30	50	43
	Verizon Communications Inc.	6.400%	9/15/33	400	435
[4]	Viper Energy Inc.	7.375%	11/1/31	85	89
	Virginia Electric & Power Co.	5.300%	8/15/33	400	404
	Virginia Electric & Power Co.	5.000%	1/15/34	50	49
[4]	Vistra Operations Co. LLC	5.125%	5/13/25	10	10
[4]	Vistra Operations Co. LLC	5.050%	12/30/26	140	141
[4]	Vistra Operations Co. LLC	5.625%	2/15/27	130	130
[4]	Vistra Operations Co. LLC	5.000%	7/31/27	80	79
[4]	Vistra Operations Co. LLC	4.375%	5/1/29	205	195
[4]	Vistra Operations Co. LLC	7.750%	10/15/31	125	131
[4]	Vistra Operations Co. LLC	6.875%	4/15/32	85	87
[4]	Vital Energy Inc.	7.750%	7/31/29	180	175
[4]	Vital Energy Inc.	7.875%	4/15/32	385	358
	VMware LLC	1.800%	8/15/28	30	27
	VMware LLC	4.700%	5/15/30	161	160
	VMware LLC	2.200%	8/15/31	60	51
	Vulcan Materials Co.	4.950%	12/1/29	50	50
	Walgreens Boots Alliance Inc.	8.125%	8/15/29	100	102
	Warnermedia Holdings Inc.	3.755%	3/15/27	16	16
	Warnermedia Holdings Inc.	4.054%	3/15/29	205	193
	Warnermedia Holdings Inc.	4.279%	3/15/32	50	44
[4]	Waste Pro USA Inc.	7.000%	2/1/33	30	30
[4]	Wayfair LLC	7.250%	10/31/29	90	86
[5]	Wells Fargo & Co.	4.100%	6/3/26	55	55
[5]	Wells Fargo & Co.	2.393%	6/2/28	155	148
[5]	Wells Fargo & Co.	5.574%	7/25/29	110	113
	Wells Fargo & Co.	5.198%	1/23/30	45	46
[5]	Wells Fargo & Co.	4.897%	7/25/33	50	49
[5]	Wells Fargo & Co.	5.557%	7/25/34	70	71
[4]	WESCO Distribution Inc.	6.375%	3/15/29	200	202
[4]	WESCO Distribution Inc.	6.625%	3/15/32	160	162
[4]	WESCO Distribution Inc.	6.375%	3/15/33	200	201
	Western Digital Corp.	4.750%	2/15/26	380	378
[4]	WEX Inc.	6.500%	3/15/33	125	124
	Weyerhaeuser Co.	6.950%	10/1/27	17	18
	Williams Cos. Inc.	4.900%	3/15/29	625	629
[4]	WR Grace Holdings LLC	5.625%	8/15/29	265	228
[4]	WR Grace Holdings LLC	7.375%	3/1/31	325	325
	WRKCo Inc.	3.375%	9/15/27	100	97
	WRKCo Inc.	4.000%	3/15/28	25	25
[4]	Wyndham Hotels & Resorts Inc.	4.375%	8/15/28	300	287
[4]	XHR LP	4.875%	6/1/29	75	70
[4]	XHR LP	6.625%	5/15/30	75	74
[4]	XPLR Infrastructure Operating Partners LP	3.875%	10/15/26	250	241
[4]	XPLR Infrastructure Operating Partners LP	8.375%	1/15/31	95	93
[4]	XPLR Infrastructure Operating Partners LP	8.625%	3/15/33	100	97
					138,541
Zambia (0.3%)
[4]	First Quantum Minerals Ltd.	9.375%	3/1/29	550	578
[4]	First Quantum Minerals Ltd.	8.625%	6/1/31	95	97
					675
Total Corporate Bonds (Cost $169,615)					171,045
Floating Rate Loan Interests (2.2%)
Germany (0.0%)
[7]	TK Elevator Midco GmbH First Lien Term Loan B, TSFR12M + 3.000%	7.158%	4/30/30	70	70
United States (2.2%)
[7]	1261229 BC Ltd. First Lien Term Loan, TSFR12M + 6.250%	10.570%	3/25/32	80	77
[7]	AAdvantage Loyalty IP Ltd. First Lien Initial Term Loan, TSFR3M + 4.750%	9.305%	4/20/28	399	407
14

Multi-Sector Income Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7]	Alpha Generation LLC First Lien Initial Term Loan B, TSFR1M + 2.750%	7.074%	9/30/31	55	55
[7]	Asurion LLC First Lien Term Loan B-11, TSFR1M + 4.250%	8.674%	8/21/28	197	195
[7]	AthenaHealth Group Inc. First Lien Initial Term Loan, TSFR1M + 3.000%	7.324%	2/15/29	200	197
[7]	Bausch + Lomb Corp. First Lien Initial Term Loan, TSFR1M + 3.250%	7.674%	5/10/27	264	262
[7]	Belron Finance 2019 LLC First Lien Incremental Term Loan, TSFR3M + 2.750%	7.052%	10/16/31	264	263
[7]	Central Parent LLC First Lien Refinancing Term Loan, TSFR3M + 3.250%	7.579%	7/6/29	100	85
[7]	Chemours Co. First Lien Term Loan, TSFR1M + 3.000%	7.324%	8/18/28	163	163
[7]	Clarios Global LP First Lien Amendment No. 6 Term Loan, TSFR1M + 2.750%	7.074%	1/28/32	305	301
[7]	Cloud Software Group Inc. First Lien Incremental Term Loan B, TSFR3M + 3.750%	8.079%	3/21/31	30	29
[7]	Cotiviti Inc. First Lien Incremental Term Loan, TSFR12M + 2.750%	6.957%	2/13/32	215	210
[7]	Endo Finance Holdings Inc. First Lien Refinancing Term Loan, TSFR1M + 4.000%	8.324%	4/23/31	353	349
[7]	First Student Bidco Inc. First Lien Initial Term Loan C, TSFR3M + 2.500%	6.892%	7/21/28	122	122
[7]	First Student Bidco Inc. First Lien Term Loan B, TSFR3M + 2.500%	6.892%	7/21/28	395	394
[7]	First Student Bidco Inc. First Lien Term Loan B-2, TSFR3M + 2.500%	6.892%	7/21/28	35	35
[7]	Frontier Communications Holdings LLC First Lien Initial Term Loan, TSFR6M + 2.500%	6.792%	7/1/31	55	55
[7]	Glatfelter Corp. First Lien Term Loan, TSFR3M + 4.250%	8.563%	11/4/31	300	299
[7]	Grant Thornton Advisors LLC First Lien Incremental Term Loan, TSFR3M + 2.750%	7.055%	6/2/31	130	130
[7]	Hanesbrands Inc. First Lien Initial Term Loan B, TSFR1M + 2.750%	7.064%	3/8/32	155	155
[7]	HUB International Ltd. First Lien Incremental Term Loan, TSFR3M + 2.500%	6.787%	6/20/30	43	43
[7]	McAfee Corp. First Lien Term Loan B-1, TSFR1M + 3.000%	7.323%	3/1/29	386	366
[7]	Medline Borrower LP First Lien Incremental Term Loan, TSFR1M + 2.250%	6.574%	10/23/28	71	71
[7]	NCR Atleos Corp. First Lien Term Loan B, TSFR3M + 3.750%	8.053%	3/27/29	36	36
[7]	Raven Acquisition Holdings LLC First Lien Initial Term Loan, TSFR1M + 3.250%	7.574%	11/19/31	32	31
[7]	Sedgwick Claims Management Services Inc. First Lien Term Loan, TSFR3M + 3.000%	7.313%	7/31/31	315	313
[7]	Star Parent Inc. First Lien Term Loan, TSFR3M + 4.000%	8.329%	9/27/30	233	223
[7]	Truist Insurance Holdings LLC Second Lien Initial Term Loan, TSFR3M + 4.750%	9.079%	5/6/32	390	392
[7]	Wyndham Hotels & Resorts Inc. First Lien Term Loan, TSFR1M + 1.750%	6.074%	5/24/30	87	87
					5,345
Total Floating Rate Loan Interests (Cost $5,448)					5,415
Sovereign Bonds (16.5%)
Albania (0.2%)
[4,9]	Republic of Albania	4.750%	2/14/35	488	507
Argentina (1.0%)
[5]	Argentine Republic	0.750%	7/9/30	1,998	1,456
[5]	Argentine Republic	4.125%	7/9/35	515	322
[5]	Argentine Republic	5.000%	1/9/38	375	246
[5]	Argentine Republic	3.500%	7/9/41	300	173
[5]	Argentine Republic	4.125%	7/9/46	34	21
[5]	Ciudad Autonoma De Buenos Aires	7.500%	6/1/27	200	201
					2,419
Azerbaijan (0.2%)
[5]	Republic of Azerbaijan	3.500%	9/1/32	300	263
[5,10]	Southern Gas Corridor CJSC	6.875%	3/24/26	200	202
					465
Benin (0.1%)
[4,5]	Benin Government Bond	8.375%	1/23/41	200	190
Brazil (0.4%)
	Federative Republic of Brazil	6.625%	3/15/35	999	995
Bulgaria (0.0%)
	Republic of Bulgaria	5.000%	3/5/37	1	1
Chile (0.8%)
[5]	Empresa Nacional del Petroleo	5.250%	11/6/29	700	697
[5,9]	Republic of Chile	3.750%	1/14/32	161	174
[5]	Republic of Chile	5.650%	1/13/37	1,000	1,016
					1,887
Colombia (1.6%)
	Ecopetrol SA	6.875%	4/29/30	810	802
	Ecopetrol SA	7.750%	2/1/32	407	399
[5]	Republic of Colombia	3.000%	1/30/30	2,313	1,969
[5]	Republic of Colombia	3.125%	4/15/31	380	308
[5]	Republic of Colombia	8.375%	11/7/54	300	287
					3,765
15

Multi-Sector Income Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Dominican Republic (1.4%)
[5]	Dominican Republic	5.950%	1/25/27	600	602
[5]	Dominican Republic	6.000%	7/19/28	1,470	1,478
[4,5]	Dominican Republic	6.950%	3/15/37	1,262	1,277
					3,357
Ecuador (0.1%)
[5]	Republic of Ecuador	5.000%	7/31/40	736	327
Egypt (0.6%)
[5,9]	Arab Republic of Egypt	4.750%	4/16/26	200	212
[5]	Arab Republic of Egypt	8.500%	1/31/47	1,250	947
[5]	Arab Republic of Egypt	8.700%	3/1/49	400	306
					1,465
El Salvador (0.1%)
[4,5]	Republic of El Salvador	9.650%	11/21/54	245	247
Gabon (0.1%)
[5]	Gabonese Republic	6.625%	2/6/31	200	156
Germany (0.0%)
[9]	Federal Republic of Germany	1.250%	8/15/48	97	73
Ghana (0.3%)
[5]	Republic of Ghana	0.000%	7/3/26	108	101
[5]	Republic of Ghana	5.000%	7/3/29	600	523
					624
Guatemala (0.6%)
[5]	Republic of Guatemala	4.875%	2/13/28	1,090	1,067
[5]	Republic of Guatemala	5.250%	8/10/29	500	491
					1,558
Hungary (0.2%)
[5,11]	Magyar Export-Import Bank Zrt.	6.125%	12/4/27	500	509
Indonesia (0.1%)
[5]	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara	3.875%	7/17/29	200	190
Israel (0.1%)
[5]	State of Israel	5.375%	2/19/30	200	201
Ivory Coast (0.5%)
[5,9]	Ivory Coast Government Bond	4.875%	1/30/32	200	190
[5]	Ivory Coast Government Bond	7.625%	1/30/33	750	728
[4,5,8]	Ivory Coast Government Bond	8.075%	4/1/36	301	289
					1,207
Jordan (0.3%)
[5]	Hashemite Kingdom of Jordan	5.750%	1/31/27	450	442
[5]	Hashemite Kingdom of Jordan	7.500%	1/13/29	400	400
					842
Mexico (3.0%)
	Petroleos Mexicanos	6.875%	8/4/26	450	448
	Petroleos Mexicanos	6.500%	3/13/27	500	489
	Petroleos Mexicanos	5.950%	1/28/31	310	264
	Petroleos Mexicanos	6.625%	6/15/38	880	654
	Petroleos Mexicanos	6.500%	6/2/41	206	145
	Petroleos Mexicanos	6.375%	1/23/45	170	115
	Petroleos Mexicanos	6.950%	1/28/60	500	341
[5]	United Mexican States	2.659%	5/24/31	938	791
[5]	United Mexican States	4.875%	5/19/33	1,900	1,753
[5]	United Mexican States	6.875%	5/13/37	2,150	2,208
					7,208
Morocco (0.1%)
[5]	Kingdom of Morocco	6.500%	9/8/33	200	208
Oman (0.4%)
[5]	Oman Government Bond	4.750%	6/15/26	1,000	995
16

Multi-Sector Income Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Paraguay (0.6%)
[5]	Paraguay Government Bond	4.700%	3/27/27	286	283
[5]	Paraguay Government Bond	4.950%	4/28/31	1,000	971
[4,5]	Paraguay Government Bond	6.650%	3/4/55	224	225
					1,479
Peru (0.5%)
[5]	Petroleos del Peru SA	5.625%	6/19/47	200	126
[5]	Republic of Peru	2.783%	1/23/31	545	479
[5]	Republic of Peru	5.375%	2/8/35	500	491
					1,096
Philippines (0.2%)
	Republic of the Philippines	2.457%	5/5/30	500	450
Romania (0.1%)
[5,9]	Republic of Romania	1.750%	7/13/30	53	48
[4,5]	Republic of Romania	7.500%	2/10/37	200	204
					252
South Africa (0.6%)
	Republic of South Africa	4.300%	10/12/28	35	33
	Republic of South Africa	4.850%	9/30/29	1,000	941
[4,5]	Republic of South Africa	7.950%	11/19/54	520	489
					1,463
Sri Lanka (0.1%)
[4]	Republic of Sri Lanka	4.000%	4/15/28	46	44
[4,5]	Republic of Sri Lanka	3.100%	1/15/30	65	57
[4,5]	Republic of Sri Lanka	3.350%	3/15/33	128	100
[4]	Republic of Sri Lanka	3.600%	6/15/35	46	31
[4,5]	Republic of Sri Lanka	3.600%	5/15/36	127	98
					330
Turkiye (0.8%)
[5]	Republic of Turkiye	7.125%	2/12/32	1,702	1,672
[5]	Republic of Turkiye	4.875%	4/16/43	260	181
[5]	Republic of Turkiye	5.750%	5/11/47	202	151
					2,004
Ukraine (0.2%)
[5]	Ukraine Government Bond	0.000%	2/1/34	207	82
[4,5]	Ukraine Government Bond	0.000%	2/1/35	46	25
[4,5]	Ukraine Government Bond	1.750%	2/1/35	94	49
[4,5]	Ukraine Government Bond	0.000%	2/1/36	38	21
[5]	Ukraine Government Bond	0.000%	2/1/36	255	140
[4,5]	Ukraine Government Bond	1.750%	2/1/36	493	252
					569
Uzbekistan (1.1%)
[4,9]	Republic of Uzbekistan Bond	5.100%	2/25/29	2,400	2,582
Zambia (0.1%)
[5]	Republic of Zambia	5.750%	6/30/33	232	202
Total Sovereign Bonds (Cost $39,523)					39,823
17

Multi-Sector Income Bond Fund
		Coupon	Shares	Market Value• ($000)
Temporary Cash Investments (1.1%)
Money Market Fund (1.1%)
[12]	Vanguard Market Liquidity Fund (Cost $2,637)	4.342%	26,375	2,637
Total Investments (100.9%) (Cost $241,556)				243,414
Other Assets and Liabilities—Net (-0.9%)				(2,169)
Net Assets (100%)				241,245
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Securities with a value of $107 have been segregated as collateral for open forward currency contracts and over-the-counter swap contracts.
2	Securities with a value of $768 have been segregated as initial margin for open centrally cleared swap contracts.
3	Securities with a value of $244 have been segregated as initial margin for open futures contracts.
4	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2025, the aggregate value was $100,473, representing 41.6% of net assets.
5	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
6	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
7	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
8	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of March 31, 2025.
9	Face amount denominated in euro.
10	Guaranteed by the Republic of Azerbaijan.
11	Guaranteed by the Republic of Hungary.
12	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
DAC—Designated Activity Company.
REIT—Real Estate Investment Trust.
REMICS—Real Estate Mortgage Investment Conduits.
SOFR30A—30 Day Average Secured Overnight Financing Rate.
TSFR12M—CME Term Secured Overnight Financing Rate 12-Month.
TSFR1M—CME Term Secured Overnight Financing Rate 1-Month.
TSFR3M—CME Term Secured Overnight Financing Rate 3-Month.
TSFR6M—CME Term Secured Overnight Financing Rate 6-Month.

Other Financial Instruments as of Period End

Floating Rate Loan Commitments
	Total Unfunded Commitment ($000)	Fair Value Commitment ($000)	Unrealized Appreciation ($000)	Unrealized Depreciation ($000)

Grant Thornton Advisors LLC	4	4	—	—
Opal LLC	120	120	—	—
Raven Acquisition Holdings LLC	2	2	—	—
			—	—
18

Multi-Sector Income Bond Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	June 2025	10	2,072	4
10-Year U.S. Treasury Note	June 2025	89	9,898	88
Long U.S. Treasury Bond	June 2025	9	1,056	5
Ultra 10-Year U.S. Treasury Note	June 2025	31	3,538	11
Ultra Long U.S. Treasury Bond	June 2025	9	1,100	(3)
				105

Short Futures Contracts
5-Year U.S. Treasury Note	June 2025	(109)	(11,789)	(22)
Euro-Bobl	June 2025	(17)	(2,165)	13
Euro-Bund	June 2025	(6)	(836)	14
				5
				110

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
Toronto-Dominion Bank	4/15/25	EUR	3,708	USD	4,006	6	—
State Street Bank & Trust Co.	6/18/25	EUR	119	USD	129	—	(1)
Toronto-Dominion Bank	4/15/25	EUR	68	USD	73	—	—
Citibank, N.A.	4/15/25	EUR	13	USD	13	1	—
Toronto-Dominion Bank	6/18/25	USD	3,949	EUR	3,641	—	(6)
State Street Bank & Trust Co.	4/15/25	USD	3,389	EUR	3,221	—	(96)
UBS AG	4/15/25	USD	578	EUR	549	—	(16)
BNP Paribas	4/15/25	USD	19	EUR	18	—	—
UBS AG	6/18/25	USD	10	EUR	9	—	—
State Street Bank & Trust Co.	6/18/25	USD	8	EUR	8	—	—
JPMorgan Chase Bank, N.A.	4/15/25	USD	1	EUR	1	—	—
						7	(119)
EUR—euro.
USD—U.S. dollar.

Centrally Cleared Credit Default Swaps
Reference Entity	Termination Date		Notional Amount (000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
Credit Protection Sold
CDX-NA-HY-S43-V1	12/20/29	USD	10,300	5.000	559	(140)
1 Periodic premium received/paid quarterly.
USD—U.S. dollar.

19

Multi-Sector Income Bond Fund
Over-the-Counter Credit Default Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Remaining Up-Front Premium Paid (Received) ($000)	Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Credit Protection Sold/Moody's Rating
Republic of Turkiye/B1	6/20/30	BARC	1,040	1.000	(98)	(97)	—	(1)
Republic of Turkiye/B1	6/20/30	JPMC	450	1.000	(42)	(42)	—	—
					(140)	(139)	—	(1)
1 Periodic premium received/paid quarterly.
BARC—Barclays Bank plc.
JPMC—JPMorgan Chase Bank, N.A.
The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.
See accompanying Notes, which are an integral part of the Financial Statements.
20

Multi-Sector Income Bond Fund
Statement of Assets and Liabilities
As of March 31, 2025

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $238,919)	240,777
Affiliated Issuers (Cost $2,637)	2,637
Total Investments in Securities	243,414
Investment in Vanguard	6
Cash	39
Foreign Currency, at Value (Cost $2)	2
Receivables for Investment Securities Sold	908
Receivables for Accrued Income	3,032
Receivables for Capital Shares Issued	326
Variation Margin Receivable—Futures Contracts	3
Variation Margin Receivable—Centrally Cleared Swap Contracts	4
Unrealized Appreciation—Forward Currency Contracts	7
Total Assets	247,741
Liabilities
Payables for Investment Securities Purchased	5,323
Payables for Capital Shares Redeemed	471
Payables for Distributions	410
Payables to Vanguard	33
Unrealized Depreciation—Floating Rate Loan Commitments	—
Swap Premiums Received	139
Unrealized Depreciation—Forward Currency Contracts	119
Unrealized Depreciation—Over-the-Counter Swap Contracts	1
Total Liabilities	6,496
Net Assets	241,245
At March 31, 2025, net assets consisted of:

Paid-in Capital	240,940
Total Distributable Earnings (Loss)	305
Net Assets	241,245

Investor Shares—Net Assets
Applicable to 2,792,295 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	25,190
Net Asset Value Per Share—Investor Shares	$9.02

Admiral™ Shares—Net Assets
Applicable to 11,975,061 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	216,055
Net Asset Value Per Share—Admiral Shares	$18.04
See accompanying Notes, which are an integral part of the Financial Statements.
21

Multi-Sector Income Bond Fund
Statement of Operations

Six Months Ended March 31, 2025
($000)
Investment Income
Income
Interest[1]	6,823
Total Income	6,823
Expenses
The Vanguard Group—Note B
Investment Advisory Services	18
Management and Administrative—Investor Shares	37
Management and Administrative—Admiral Shares	250
Marketing and Distribution—Investor Shares	1
Marketing and Distribution—Admiral Shares	7
Custodian Fees	13
Shareholders’ Reports and Proxy Fees—Investor Shares	5
Shareholders’ Reports and Proxy Fees—Admiral Shares	7
Trustees’ Fees and Expenses	—
Other Expenses	7
Total Expenses	345
Net Investment Income	6,478
Realized Net Gain (Loss)
Investment Securities Sold[1]	739
Futures Contracts	(311)
Swap Contracts	212
Forward Currency Contracts	138
Foreign Currencies	(10)
Realized Net Gain (Loss)	768
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	(4,752)
Floating Rate Loan Commitments	—
Futures Contracts	157
Swap Contracts	(253)
Forward Currency Contracts	(113)
Foreign Currencies	(1)
Change in Unrealized Appreciation (Depreciation)	(4,962)
Net Increase (Decrease) in Net Assets Resulting from Operations	2,284
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $59, less than $1, and less than $1, respectively. Purchases and sales are for temporary cash investment purposes.
See accompanying Notes, which are an integral part of the Financial Statements.
22

Multi-Sector Income Bond Fund
Statement of Changes in Net Assets

	Six Months Ended March 31, 2025	Year Ended September 30, 2024
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	6,478	8,942
Realized Net Gain (Loss)	768	588
Change in Unrealized Appreciation (Depreciation)	(4,962)	10,838
Net Increase (Decrease) in Net Assets Resulting from Operations	2,284	20,368
Distributions
Investor Shares	(702)	(1,070)
Admiral Shares	(6,016)	(8,059)
Total Distributions	(6,718)	(9,129)
Capital Share Transactions
Investor Shares	3,883	5,417
Admiral Shares	35,543	90,457
Net Increase (Decrease) from Capital Share Transactions	39,426	95,874
Total Increase (Decrease)	34,992	107,113
Net Assets
Beginning of Period	206,253	99,140
End of Period	241,245	206,253
See accompanying Notes, which are an integral part of the Financial Statements.
23

Multi-Sector Income Bond Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended March 31, 2025	Year Ended September 30,		October 12, 2021[1] to September 30,
		2024	2023	2022
Net Asset Value, Beginning of Period	$9.21	$8.51	$8.32	$10.00
Investment Operations
Net Investment Income[2]	.260	.526	.490	.296
Net Realized and Unrealized Gain (Loss) on Investments	(.183)	.701	.157	(1.665)
Total from Investment Operations	.077	1.227	.647	(1.369)
Distributions
Dividends from Net Investment Income	(.267)	(.527)	(.457)	(.294)
Distributions from Realized Capital Gains	—	—	—	(.017)
Total Distributions	(.267)	(.527)	(.457)	(.311)
Net Asset Value, End of Period	$9.02	$9.21	$8.51	$8.32
Total Return[3]	0.87%	14.82%	7.80%	-13.94%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$25	$22	$15	$1
Ratio of Total Expenses to Average Net Assets	0.40%	0.40%[4]	0.40%	0.40%[5]
Ratio of Net Investment Income to Average Net Assets	5.74%	5.91%	5.62%	3.30%[5]
Portfolio Turnover Rate	69%	81%	94%	118%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Inception.
2	Calculated based on average shares outstanding.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	Vanguard and the board of trustees have agreed to temporarily limit certain expenses for the Investor Shares. The fund is not obligated to repay this amount to Vanguard. The ratio of total expenses to average net assets before an expense reduction was 0.45% for 2024.
5	Annualized.
See accompanying Notes, which are an integral part of the Financial Statements.
24

Multi-Sector Income Bond Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended March 31, 2025	Year Ended September 30,		October 12, 2021[1] to September 30,
		2024	2023	2022
Net Asset Value, Beginning of Period	$18.42	$17.02	$16.63	$20.00
Investment Operations
Net Investment Income[2]	.529	1.071	.979	.611
Net Realized and Unrealized Gain (Loss) on Investments	(.366)	1.400	.342	(3.341)
Total from Investment Operations	.163	2.471	1.321	(2.730)
Distributions
Dividends from Net Investment Income	(.543)	(1.071)	(.931)	(.606)
Distributions from Realized Capital Gains	—	—	—	(.034)
Total Distributions	(.543)	(1.071)	(.931)	(.640)
Net Asset Value, End of Period	$18.04	$18.42	$17.02	$16.63
Total Return[3]	0.92%	14.93%	7.97%	-13.91%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$216	$184	$84	$21
Ratio of Total Expenses to Average Net Assets	0.30%	0.30%	0.30%	0.30%[4]
Ratio of Net Investment Income to Average Net Assets	5.84%	6.01%	5.62%	3.40%[4]
Portfolio Turnover Rate	69%	81%	94%	118%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Inception.
2	Calculated based on average shares outstanding.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	Annualized.
See accompanying Notes, which are an integral part of the Financial Statements.
25

Multi-Sector Income Bond Fund
Notes to Financial Statements
Vanguard Multi-Sector Income Bond Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Floating Rate Loan Interests: Floating rate loan interests represent interests in amounts owed by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the fund to supply additional cash to the borrower on demand. Floating rate loan interests may be made directly with a borrower or acquired through assignment or participation. The fund's right to enforce a borrower’s compliance with the terms of the loan agreement, or benefit directly from the collateral supporting the loan, varies when the loan is a direct borrowing, an assignment, or a participation. Floating rate loan interests involve various risks including risk of loss in case of default, insolvency, or the bankruptcy of the borrower and are generally subject to restrictions on transfer with limited opportunities to sell them in secondary markets. The fund may also invest in loan commitments, which are contractual obligations for a future funding. The fund may earn a commitment fee on any unfunded portion of these commitments which is amortized to interest income over the commitment period. Both the funded portion of a floating rate loan interest as well as its unfunded commitment, if any, is reflected on the Schedule of Investments.
4. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended March 31, 2025, the fund’s average investments in long and short futures contracts represented 7% and 6% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
5. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the
26

Multi-Sector Income Bond Fund
value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.
During the six months ended March 31, 2025, the fund’s average investment in forward currency contracts represented 2% of net assets, based on the average of the notional amounts at each quarter-end during the period.
6. Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.
The fund enters into centrally cleared credit default swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund's performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.
During the six months ended March 31, 2025, the fund’s average amounts of investments in credit protection sold and credit protection purchased represented 4% and 0% of net assets, respectively, based on the average of notional amounts at each quarter-end during the period.
7. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
8. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
9. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
27

Multi-Sector Income Bond Fund
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended March 31, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
10. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxy fees. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At March 31, 2025, the fund had contributed to Vanguard capital in the amount of $6,000, representing less than 0.01% of the fund’s net assets and less than 0.01% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.  Various inputs may be used to determine the value of the fund’s investments, other financial instruments, and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments, other financial instruments, and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
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Multi-Sector Income Bond Fund
The following table summarizes the market value of the fund's investments, other financial instruments, and derivatives as of March 31, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	17,131	—	17,131
Asset-Backed/Commercial Mortgage-Backed Securities	—	7,363	—	7,363
Corporate Bonds	—	171,045	—	171,045
Floating Rate Loan Interests	—	5,415	—	5,415
Sovereign Bonds	—	39,823	—	39,823
Temporary Cash Investments	2,637	—	—	2,637
Total	2,637	240,777	—	243,414

Other Financial Instruments
Assets
Floating Rate Loan Commitments	—	—	—	—

Derivative Financial Instruments
Assets
Futures Contracts[1]	135	—	—	135
Forward Currency Contracts	—	7	—	7
Total	135	7	—	142
Liabilities
Futures Contracts[1]	(25)	—	—	(25)
Forward Currency Contracts	—	(119)	—	(119)
Swap Contracts	(140)[1]	(1)	—	(141)
Total	(165)	(120)	—	(285)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.  At March 31, 2025, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:
Statement of Assets and Liabilities	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Credit Contracts ($000)	Total ($000)
Unrealized Appreciation—Futures Contracts[1]	135	—	—	135
Unrealized Appreciation—Forward Currency Contracts	—	7	—	7
Total Assets	135	7	—	142

Swap Premiums Received	—	—	(139)	(139)
Unrealized Depreciation—Futures Contracts[1]	(25)	—	—	(25)
Unrealized Depreciation—Centrally Cleared Swap Contracts[1]	—	—	(140)	(140)
Unrealized Depreciation—Forward Currency Contracts	—	(119)	—	(119)
Unrealized Depreciation—Over-the-Counter Swap Contracts	—	—	(1)	(1)
Total Liabilities	(25)	(119)	(280)	(424)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
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Multi-Sector Income Bond Fund
Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the six months ended March 31, 2025, were:
Realized Net Gain (Loss) on Derivatives	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Credit Contracts ($000)	Total ($000)
Futures Contracts	(311)	—	—	(311)
Swap Contracts	—	—	212	212
Forward Currency Contracts	—	138	—	138
Realized Net Gain (Loss) on Derivatives	(311)	138	212	39

Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	157	—	—	157
Swap Contracts	—	—	(253)	(253)
Forward Currency Contracts	—	(113)	—	(113)
Change in Unrealized Appreciation (Depreciation) on Derivatives	157	(113)	(253)	(209)
E.  As of March 31, 2025, gross unrealized appreciation and depreciation for investments, derivatives, and floating rate loan commitments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	241,417
Gross Unrealized Appreciation	3,579
Gross Unrealized Depreciation	(1,864)
Net Unrealized Appreciation (Depreciation)	1,715
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at September 30, 2024, the fund had available capital losses totaling $2,004,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending September 30, 2025; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
F.  During the six months ended March 31, 2025, the fund purchased $125,257,000 of investment securities and sold $83,405,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $67,313,000 and $67,123,000, respectively.
G.  Capital share transactions for each class of shares were:
	Six Months Ended March 31, 2025		Year Ended September 30, 2024
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	9,996	1,102	19,964	2,246
Issued in Lieu of Cash Distributions	499	55	767	86
Redeemed	(6,612)	(729)	(15,314)	(1,735)
Net Increase (Decrease)—Investor Shares	3,883	428	5,417	597
Admiral Shares
Issued	64,645	3,561	121,651	6,835
Issued in Lieu of Cash Distributions	3,967	220	5,664	318
Redeemed	(33,069)	(1,823)	(36,858)	(2,076)
Net Increase (Decrease)—Admiral Shares	35,543	1,958	90,457	5,077
H.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger
30

Multi-Sector Income Bond Fund
impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
I.  The fund adopted Accounting Standards Update 2023-07, Segment Reporting - Improvements to Reportable Segment Disclosures. The new guidance did not change how the fund identifies operating segments but did require incremental disclosure of information not previously required. Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
J.  Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
Q41812 052025
31

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9: Proxy Disclosures for Open-End Management Investment Companies.

At a special meeting of shareholders on February 26, 2025, shareholders of Vanguard Malvern Funds (the “Trust”) approved the following proposal:

Proposal 1—Elect Trustees for each fund.*

The individuals listed in the table below were elected as Trustees. All Trustees with the exception of Mr. Murphy; Ms. Patterson; Mr. Ramji; and Ms. Venneman, served as Trustees prior to the shareholder meeting. Each vote reported below represents one dollar of the total combined net asset value of the Trust’s shares held on the record date of November 26, 2024.

Trustee	Votes For	Votes Withheld	Abstained	Broker Non-Votes
Tara Bunch	69,752,084,127	3,399,597,481	N/A	N/A
Mark Loughridge	68,007,329,282	5,144,352,326	N/A	N/A
Scott C. Malpass	68,063,893,313	5,087,788,295	N/A	N/A
John Murphy	69,755,722,416	3,395,959,192	N/A	N/A
Lubos Pastor	69,758,488,497	3,393,193,111	N/A	N/A
Rebecca Patterson	69,770,047,618	3,381,633,990	N/A	N/A
André F. Perold	68,209,302,191	4,942,379,416	N/A	N/A
Salim Ramji	68,201,835,971	4,949,845,636	N/A	N/A
Sarah Bloom Raskin	69,487,793,809	3,663,887,799	N/A	N/A
Grant Reid	69,733,310,953	3,418,370,654	N/A	N/A
David Thomas	69,699,452,218	3,452,229,390	N/A	N/A
Barbara Venneman	69,766,593,639	3,385,087,969	N/A	N/A
Peter F. Volanakis	68,019,429,556	5,132,252,051	N/A	N/A

* Results are for all funds within the same Trust.

Item 10: Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable. The Trustees’ Fees and Expenses are included in the financial statements filed under Item 7 of this Form.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contracts.

Trustees Approve Advisory Arrangement – Core Bond Fund

The board of trustees of Vanguard Core Bond Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Fixed Income Group. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Oversight and Manager Search team (OMS), which is responsible for fund and advisor oversight and product management. OMS met regularly with the advisor and made presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations conducted by OMS. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received periodic reports throughout the year, which included information about the fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed on OMS’ ongoing assessment of the advisor.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of the investment management services provided to the fund since its inception in 2016; it also took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the performance of the fund since its inception in 2016, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.

Cost

The board concluded that the fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses were also below the peer-group average.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The board concluded that the fund’s arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

Trustees Approve Advisory Arrangements – Institutional Bond Funds

The board of trustees of Vanguard Institutional Short-Term Bond Fund and Vanguard Institutional Intermediate-Term Bond Fund has renewed each fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Fixed Income Group. The board determined that continuing each fund’s internalized management structure was in the best interests of each fund and its shareholders.

The board based its decisions upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Oversight and Manager Search team (OMS), which is responsible for fund and advisor oversight and product management. OMS met regularly with the advisor and made presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations conducted by OMS. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received periodic reports throughout the year, which included information about the fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on OMS’ ongoing assessment of the advisors.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decisions.

Nature, extent, and quality of services

The board reviewed the quality of the investment management services provided to the funds since their inceptions in 2015; it also took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangements.

Investment performance

The board considered the performance of each fund since its inception in 2015, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangements should continue.

Cost

The board concluded that each fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that each fund’s advisory expenses were also below the peer-group average.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The board concluded that the funds’ arrangements with Vanguard ensure that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangements again after a one-year period.

Trustees Approve Advisory Arrangement – Multi-Sector Income Bond Fund

The board of trustees of Vanguard Multi-Sector Income Bond Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Fixed Income Group. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Oversight and Manager Search team (OMS), which is responsible for fund and advisor oversight and product management. OMS met regularly with the advisor and made presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations conducted by OMS. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received periodic reports throughout the year, which included information about the fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed on OMS’ ongoing assessment of the advisor.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of the investment management services provided to the fund since its inception in 2021; it also took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the fund’s performance since its inception in 2021, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.

Cost

The board concluded that the fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses were also below the peer-group average.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The board concluded that the fund’s arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

Trustees Approve Advisory Arrangement – Core-Plus Bond Fund

The board of trustees of Vanguard Core-Plus Bond Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Fixed Income Group. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Oversight and Manager Search team (OMS), which is responsible for fund and advisor oversight and product management. OMS met regularly with the advisor and made presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations conducted by OMS. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received periodic reports throughout the year, which included information about the fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed on OMS’ ongoing assessment of the advisor.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board considered the quality of the investment management services provided to the fund since its inception in 2021; it also took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the fund’s performance since its inception in 2021, including any periods of outperformance or underperformance compared with its target index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.

Cost

The board concluded that the fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses were also below the peer-group average.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The board concluded that the fund’s arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

Trustees Approve Advisory Arrangement – Core Bond ETF

The board of trustees of Vanguard Core Bond ETF has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Fixed Income Group. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Oversight and Manager Search team (OMS), which is responsible for fund and advisor oversight and product management. OMS met regularly with the advisor and made presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations conducted by OMS. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received periodic reports throughout the year, which included information about the fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed on OMS’ ongoing assessment of the advisor.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of the investment management services provided to the fund since its inception in 2023; it also took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the performance of the fund since its inception in 2023, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.

Cost

The board concluded that the fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses were also below the peer-group average.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The board concluded that the fund’s arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

Trustees Approve Advisory Arrangement – Core-Plus Bond ETF

The board of trustees of Vanguard Core-Plus Bond ETF has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Fixed Income Group. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Oversight and Manager Search team (OMS), which is responsible for fund and advisor oversight and product management. OMS met regularly with the advisor and made presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations conducted by OMS. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received periodic reports throughout the year, which included information about the fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed on OMS’ ongoing assessment of the advisor.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of the investment management services provided to the fund since its inception in 2023; it also took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the performance of the fund since its inception in 2023, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.

Cost

The board concluded that the fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses were also below the peer-group average.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The board concluded that the fund’s arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

Item 12: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no changes in the Registrant’s Internal Control Over Financial Reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18: Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19: Exhibits.

(a)(1)	Not applicable.
(a)(2)	Certifications filed herewith.
(a)(2)	Certifications filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD MALVERN FUNDS

BY:	/s/ SALIM RAMJI*
SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: May 22, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD MALVERN FUNDS

BY:	/s/ SALIM RAMJI*
SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: May 22, 2025

VANGUARD MALVERN FUNDS

BY:	/s/ CHRISTINE BUCHANAN*
CHRISTINE BUCHANAN
CHIEF FINANCIAL OFFICER

Date: May 22, 2025

* By:	/s/ Tonya T. Robinson

Tonya T. Robinson, pursuant to a Power of Attorney  filed on February 28, 2025 (see File Number 333-177613), Incorporated by Reference.